Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 240.8%
COMMON STOCKS - 174.0%
Australia - 6 .1%
AGL Energy Ltd. (2)(a) 118,109 779,593
ANZ Group Holdings Ltd. (2)(a) 56,279 1,030,416
Aristocrat Leisure Ltd. (2)(a) 35,549 1,437,714
Aurizon Holdings Ltd. (2)(a) 263,694 512,627
BHP Group Ltd. (2)(a) 36,761 891,937
BlueScope Steel Ltd. (2)(a) 66,577 891,729
Brambles Ltd. (2)(a) 43,327 547,360
CAR Group Ltd. (2)(a) 2,137 42,592
Computershare Ltd. (2)(a) 5,164 127,288
Evolution Mining Ltd. (2)(a) 38,792 173,570
Harvey Norman Holdings Ltd. (2)
(a) 86,715 272,737
Incitec Pivot Ltd. (2)(a) 155,110 248,765
JB Hi-Fi Ltd. (2)(a) 21,683 1,267,375
Lendlease Corp. Ltd. (2)(a) 81,937 304,394
Medibank Pvt Ltd. (2)(a) 74,848 209,188
Northern Star Resources Ltd. (2)
(a) 35,667 411,782
Orica Ltd. (2)(a) 8,891 95,029
Origin Energy Ltd. (2)(a) 39,369 260,519
Pro Medicus Ltd. (2)(a) 10,077 1,275,501
Qantas Airways Ltd. (2)(a) 18,261 104,109
QBE Insurance Group Ltd. (2)(a) 71,385 986,338
Qube Holdings Ltd. (2)(a) 151,669 375,528
REA Group Ltd. (2)(a) 3,024 419,563
Suncorp Group Ltd. (2)(a) 47,094 570,387
Tabcorp Holdings Ltd. (2) 29,182 10,827
Technology One Ltd. (2)(a) 12,170 214,061
Telstra Group Ltd. (2)(a) 187,683 495,818
Washington H Soul Pattinson &
Co. Ltd. (2)(a) 2,800 61,007
Wesfarmers Ltd. (2)(a) 24,234 1,098,623
Westpac Banking Corp. (2)(a) 46,984 936,271
Worley Ltd. (2)(a) 52,817 480,502
Yancoal Australia Ltd. (2)(a) 72,639 230,459
16,763,609
Austria - 0 .0% †
Mondi plc (2)(a) 4,794 71,513
Belgium - 0 .8%
Ageas SA/NV (2)(a) 17,858 1,070,469
KBC Group NV (2) 656 59,790
Liberty Global Ltd., Class A *(a)(b) 27,987 322,130
Solvay SA (2)(a) 9,410 334,730
Umicore SA (2)(a) 33,439 346,417
2,133,536
Brazil - 0 .1%
Yara International ASA (2) 5,112 154,206
Canada - 8 .3%
Air Canada *(a) 17,002 167,415
AltaGas Ltd. (a) 23,558 646,145
ARC Resources Ltd. (a) 24,089 484,274
Atco Ltd., Class I (a) 6,810 237,182
Bank of Montreal (a) 3,809 363,735
Bank of Nova Scotia (The) (a) 27,094 1,284,615
INVESTMENTS SHARES VALUE ($)
Canada - 8.3% (continued)
Bombardier, Inc., Class B *(a) 1,510 84,973
Brookfield Renewable Corp. (a) 4,524 126,284
Canadian Imperial Bank of
Commerce (a) 17,351 976,035
Canadian Tire Corp. Ltd., Class
A (a) 6,893 715,812
Capital Power Corp. (a) 22,331 742,220
CCL Industries, Inc., Class B (a) 4,621 225,711
Celestica, Inc. *(a) 4,262 336,209
Cenovus Energy, Inc. (a) 3,509 48,768
CGI, Inc. (a) 5,268 525,903
Descartes Systems Group, Inc.
(The) *(a) 821 82,651
Emera, Inc. (a) 6,086 256,331
Empire Co. Ltd., Class A (a) 23,941 802,719
Fairfax Financial Holdings Ltd. (a) 1,051 1,518,997
Finning International, Inc. (a) 12,272 345,293
Fortis, Inc. (a) 6,192 282,051
George Weston Ltd. (a) 1,979 337,381
Hydro One Ltd. (a)(c) 7,894 265,446
iA Financial Corp., Inc. (a) 7,308 694,007
IGM Financial, Inc. (a) 9,597 295,169
Imperial Oil Ltd. (a) 8,317 600,780
Kinross Gold Corp. (a) 53,177 669,955
Loblaw Cos. Ltd. (a) 1,903 266,675
Lundin Gold, Inc. (a) 1,872 57,966
Magna International, Inc. (a) 24,009 816,011
Manulife Financial Corp. (a) 65,293 2,034,495
MEG Energy Corp. (a) 26,464 463,977
Northland Power, Inc. (a) 15,090 206,261
Onex Corp. (a) 3,804 254,587
Open Text Corp. (a) 33,928 856,304
Parkland Corp. (a) 9,813 245,623
Quebecor, Inc., Class B (a) 8,458 213,412
Saputo, Inc. (a) 9,454 163,123
Stantec, Inc. (a) 3,864 320,279
Sun Life Financial, Inc. (a) 9,821 562,077
Suncor Energy, Inc. (a) 17,440 675,277
TFI International, Inc. (a) 3,445 266,733
TMX Group Ltd. (a) 7,350 268,350
Tourmaline Oil Corp. (a) 14,446 696,677
West Fraser Timber Co. Ltd. (a) 8,796 675,600
Whitecap Resources, Inc. (a) 84,251 542,138
22,701,626
China - 0 .8%
BOC Hong Kong Holdings Ltd. (2) 47,000 190,299
NXP Semiconductors NV (a)(b) 1,237 235,104
Wilmar International Ltd. (2) 17,900 44,386
Yangzijiang Shipbuilding Holdings
Ltd. (2) 1,020,200 1,790,480
2,260,269
Denmark - 2 .1%
AP Moller - Maersk A/S, Class B
(2)(a) 653 1,136,501
Carlsberg A/S, Class B (2)(a) 3,191 403,910
Danske Bank A/S (2)(a) 16,206 530,445
Genmab A/S (2)*(a) 1,803 351,261
ISS A/S (2)(a) 36,217 831,637

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - 2.1% (continued)
Jyske Bank A/S (Registered) (2)(a) 3,740 299,701
Pandora A/S (2)(a) 7,272 1,114,516
ROCKWOOL A/S, Class B (2)(a) 2,104 872,125
Royal Unibrew A/S (2)(a) 2,232 177,713
5,717,809
Finland - 1 .4%
Elisa OYJ (a) 3,712 180,941
Fortum OYJ (2)(a) 36,341 595,102
Kesko OYJ, Class B (2)(a) 8,732 178,486
Kone OYJ, Class B (2)(a) 6,055 334,089
Metso OYJ (2)(a) 15,856 164,399
Nokia OYJ (2)(a) 336,853 1,774,136
Orion OYJ, Class B (2)(a) 2,598 154,313
Valmet OYJ (2)(a) 7,791 211,315
Wartsila OYJ Abp (2)(a) 16,191 288,904
3,881,685
France - 5 .5%
Amundi SA (2)(a)(c) 5,425 425,024
Arkema SA (2)(a) 3,590 274,890
BNP Paribas SA (2)(a) 13,945 1,165,514
Bouygues SA (2)(a) 26,855 1,058,634
Carrefour SA (2)(a) 71,298 1,019,697
Cie de Saint-Gobain SA (2)(a) 19,907 1,983,074
Credit Agricole SA (2)(a) 74,477 1,356,007
Dassault Aviation SA (2)(a) 1,318 434,579
Eiffage SA (2)(a) 12,059 1,404,016
Engie SA (2)(a) 25,164 490,341
Forvia SE (2)(a) 10,240 84,029
Gaztransport Et Technigaz SA (2)
(a) 979 148,450
Ipsen SA (2)(a) 504 58,051
Orange SA (2)(a) 50,154 649,702
Rexel SA (2)(a) 32,614 878,978
Societe Generale SA (2)(a) 39,226 1,769,639
Sodexo SA (a) 4,992 320,632
TotalEnergies SE (2)(a) 14,528 936,082
Ubisoft Entertainment SA (2)*(a) 6,293 76,104
Veolia Environnement SA (2)(a) 7,483 257,354
Vinci SA (2)(a) 1,017 128,203
Vivendi SE (2)(a) 70,538 211,451
15,130,451
Germany - 6 .7%
Allianz SE (Registered) (2)(a) 3,444 1,318,053
Aroundtown SA (2)*(a) 115,398 316,181
Aurubis AG (2)*(a) 8,098 768,262
Bechtle AG (2)(a) 18,867 704,677
Brenntag SE (2)(a) 1,661 107,662
Commerzbank AG (2)(a) 53,342 1,220,731
CTS Eventim AG & Co. KGaA (2)
(a) 1,220 122,393
Deutsche Bank AG (Registered)
(2)(a) 91,176 2,173,378
Deutsche Lufthansa AG
(Registered) (2)(a) 134,171 977,600
Deutsche Telekom AG (Registered)
(2)(a) 10,972 405,086
E.ON SE (2)(a) 51,810 782,059
INVESTMENTS SHARES VALUE ($)
Germany - 6.7% (continued)
Evonik Industries AG (2)(a) 45,873 994,481
Freenet AG (a) 12,474 475,322
Fresenius Medical Care AG (2)(a) 4,782 237,952
GEA Group AG (2)(a) 3,540 215,193
Hannover Rueck SE (2)(a) 890 265,271
Heidelberg Materials AG (2)(a) 12,102 2,086,114
HUGO BOSS AG (2)(a) 10,009 380,523
KION Group AG (2)(a) 3,699 155,122
Knorr-Bremse AG (2)(a) 3,049 277,474
LANXESS AG (2)(a) 5,395 164,110
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,510 1,585,620
Talanx AG (2)(a) 5,196 546,496
thyssenkrupp AG (2)(a) 137,909 1,415,897
Zalando SE (2)*(a)(c) 17,545 608,554
18,304,211
Guatemala - 0 .1%
Millicom International Cellular SA,
SDR (3) 12,388 369,725
Hong Kong - 0 .5%
Sun Hung Kai Properties Ltd. (2)(a) 32,500 309,649
Swire Pacific Ltd., Class A (a) 6,000 52,895
WH Group Ltd. (2)(c) 898,500 825,006
Wharf Real Estate Investment Co.
Ltd. (2)(a) 18,000 43,706
1,231,256
Italy - 3 .9%
A2A SpA (2)(a) 266,859 643,145
Azimut Holding SpA (2)(a) 17,932 502,084
Banca Monte dei Paschi di Siena
SpA (2)(a) 39,794 316,491
BPER Banca SpA (2)(a) 20,784 163,148
Buzzi SpA (2)(a) 14,551 700,185
Coca-Cola HBC AG (2)(a) 5,275 238,904
Generali (2)(a) 49,291 1,731,548
Hera SpA (2)(a) 136,946 593,234
Italgas SpA (2)(a) 19,909 142,751
Leonardo SpA (2)(a) 49,980 2,433,968
Pirelli & C SpA (2)(a)(c) 22,478 133,799
Poste Italiane SpA (2)(a)(c) 22,704 405,047
UniCredit SpA (2)(a) 23,742 1,332,690
Unipol Assicurazioni SpA (2)(a) 76,633 1,226,736
10,563,730
Japan - 22 .5%
ABC-Mart, Inc. (2)(a) 20,100 375,012
AGC, Inc. (2)(a) 6,700 203,966
Air Water, Inc. (2)(a) 13,100 165,688
Amada Co. Ltd. (2)(a) 57,600 561,001
ANA Holdings, Inc. (2)(a) 18,100 334,103
Asahi Group Holdings Ltd. (2)(a) 36,200 462,512
Asahi Kasei Corp. (2)(a) 35,800 250,982
Azbil Corp. (2)(a) 10,600 82,345
Bandai Namco Holdings, Inc. (2)(a) 24,100 808,494
Brother Industries Ltd. (2)(a) 27,700 501,547
Canon, Inc. (2)(a) 3,100 96,668
Central Japan Railway Co. (2)(a) 72,800 1,388,599

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 22.5% (continued)
Chubu Electric Power Co., Inc. (2)
(a) 73,000 791,482
CyberAgent, Inc. (2)(a) 36,900 280,794
Dai Nippon Printing Co. Ltd. (2)(a) 30,400 432,818
Dai-ichi Life Holdings, Inc. (2)(a) 124,800 952,914
Daito Trust Construction Co. Ltd.
(2)(a) 4,100 419,529
Daiwa House Industry Co. Ltd. (2)
(a) 12,200 403,509
Ebara Corp. (2)(a) 27,100 412,478
ENEOS Holdings, Inc. (2)(a) 78,400 413,482
Fuji Electric Co. Ltd. (2)(a) 6,600 282,148
Fujikura Ltd. (2)(a) 2,500 92,587
Fujitsu Ltd. (2)(a) 21,300 423,889
Hakuhodo DY Holdings, Inc. (2)(a) 37,800 274,279
Haseko Corp. (2)(a) 27,600 363,359
Hikari Tsushin, Inc. (2)(a) 900 232,285
Hirose Electric Co. Ltd. (2)(a) 3,800 440,170
Hitachi Construction Machinery
Co. Ltd. (2)(a) 9,400 250,462
Honda Motor Co. Ltd. (2)(a) 7,100 64,252
Hoya Corp. (2)(a) 1,800 203,145
Idemitsu Kosan Co. Ltd. (2)(a) 68,100 481,691
Iida Group Holdings Co. Ltd. (2)(a) 18,300 279,178
Inpex Corp. (2)(a) 70,200 973,730
Isuzu Motors Ltd. (2)(a) 8,300 112,860
ITOCHU Corp. (2)(a) 16,600 770,621
Japan Post Bank Co. Ltd. (2)(a) 71,500 725,981
Japan Post Holdings Co. Ltd. (2)(a) 49,800 499,365
Japan Post Insurance Co. Ltd. (2)
(a) 24,400 497,271
Japan Tobacco, Inc. (2)(a) 31,300 860,316
Kajima Corp. (2)(a) 17,100 349,788
Kansai Electric Power Co., Inc.
(The) (2)(a) 40,600 481,842
Kao Corp. (2)(a) 4,500 194,790
Kawasaki Kisen Kaisha Ltd. (2)(a) 34,600 470,297
KDDI Corp. (2)(a) 45,200 713,964
Kinden Corp. (2)(a) 29,000 650,305
Kirin Holdings Co. Ltd. (2)(a) 9,300 128,862
Koito Manufacturing Co. Ltd. (2)(a) 3,700 45,636
Komatsu Ltd. (2)(a) 6,700 196,197
Konami Group Corp. (2)(a) 5,200 614,028
Kuraray Co. Ltd. (2)(a) 36,800 453,467
Kyocera Corp. (2)(a) 25,100 283,505
Kyushu Electric Power Co., Inc.
(2)(a) 30,200 263,761
Kyushu Railway Co. (2)(a) 3,800 92,791
Makita Corp. (2)(a) 14,400 477,122
Marubeni Corp. (2)(a) 34,500 553,443
Mazda Motor Corp. (2)(a) 85,900 549,619
McDonald's Holdings Co. Japan
Ltd. (2)(a) 5,500 209,831
Medipal Holdings Corp. (2)(a) 28,000 436,873
MEIJI Holdings Co. Ltd. (a) 4,000 86,672
MINEBEA MITSUMI, Inc. (2)(a) 13,100 191,476
MISUMI Group, Inc. (2)(a) 23,000 382,828
Mitsubishi Chemical Group Corp.
(2)(a) 40,400 199,636
Mitsubishi Corp. (2)(a) 18,300 323,082
INVESTMENTS SHARES VALUE ($)
Japan - 22.5% (continued)
Mitsubishi Electric Corp. (2)(a) 54,600 1,006,950
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 16,600 259,353
Mitsubishi HC Capital, Inc. (2)(a) 82,100 556,343
Mitsubishi Motors Corp. (2)(a) 46,300 127,665
Mitsui & Co. Ltd. (2)(a) 17,300 326,161
Mitsui Chemicals, Inc. (2)(a) 9,000 202,146
Mitsui OSK Lines Ltd. (2)(a) 7,500 261,129
MS&AD Insurance Group
Holdings, Inc. (2)(a) 33,500 728,553
Murata Manufacturing Co. Ltd. (2)
(a) 16,500 254,512
NGK Insulators Ltd. (2)(a) 51,200 630,835
NH Foods Ltd. (2)(a) 9,400 314,193
Nintendo Co. Ltd. (2)(a) 7,500 509,833
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 11,900 216,757
Nippon Steel Corp. (2)(a) 22,000 470,824
Nippon Telegraph & Telephone
Corp. (2) 127,700 123,418
Nippon Yusen KK (2)(a) 27,600 912,127
Nisshin Seifun Group, Inc. (2)(a) 25,400 293,330
Nitto Denko Corp. (2)(a) 38,700 715,817
NOF Corp. (2)(a) 400 5,436
Nomura Holdings, Inc. (2)(a) 49,000 301,934
Nomura Real Estate Holdings, Inc.
(2)(a) 29,000 169,231
Obayashi Corp. (2)(a) 21,800 290,820
Oji Holdings Corp. (2)(a) 170,200 713,462
Ono Pharmaceutical Co. Ltd. (2)(a) 10,000 107,586
Open House Group Co. Ltd. (2)(a) 6,000 223,659
ORIX Corp. (2)(a) 4,100 85,604
Osaka Gas Co. Ltd. (2)(a) 28,200 638,091
Otsuka Corp. (2)(a) 31,600 684,185
Otsuka Holdings Co. Ltd. (2)(a) 15,700 818,127
Panasonic Holdings Corp. (2)(a) 139,700 1,666,553
Persol Holdings Co. Ltd. (2) 257,400 428,881
Ricoh Co. Ltd. (2)(a) 24,300 257,049
Rinnai Corp. (2)(a) 10,000 231,002
Ryohin Keikaku Co. Ltd. (2)(a) 33,300 909,706
Santen Pharmaceutical Co. Ltd.
(2)(a) 40,100 381,913
Sanwa Holdings Corp. (2)(a) 11,300 362,610
SCREEN Holdings Co. Ltd. (2)(a) 5,200 339,256
SCSK Corp. (2)(a) 10,000 247,277
Secom Co. Ltd. (2)(a) 2,800 95,365
Sega Sammy Holdings, Inc. (2)(a) 10,500 202,742
Seiko Epson Corp. (2)(a) 23,000 368,473
Sekisui Chemical Co. Ltd. (2)(a) 35,700 608,893
Shimamura Co. Ltd. (2)(a) 17,100 980,081
Shionogi & Co. Ltd. (2)(a) 37,000 558,505
Skylark Holdings Co. Ltd. (2)(a) 22,300 446,836
Socionext, Inc. (2)(a) 28,300 343,637
Sohgo Security Services Co. Ltd.
(2)(a) 58,200 437,795
Sojitz Corp. (2)(a) 26,320 580,099
Sompo Holdings, Inc. (2)(a) 35,600 1,084,064
Square Enix Holdings Co. Ltd. (2)
(a) 22,300 1,035,870
Stanley Electric Co. Ltd. (2)(a) 5,200 98,084

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 22.5% (continued)
Subaru Corp. (2)(a) 62,800 1,124,697
Sugi Holdings Co. Ltd. (2)(a) 14,300 268,064
Sumitomo Corp. (2)(a) 23,500 536,220
Sumitomo Heavy Industries Ltd.
(2)(a) 20,700 424,031
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 15,700 395,189
Suntory Beverage & Food Ltd. (2)
(a) 17,800 587,252
T&D Holdings, Inc. (2)(a) 11,900 254,696
TBS Holdings, Inc. (2)(a) 16,600 478,810
TDK Corp. (2)(a) 34,900 365,720
TIS, Inc. (2)(a) 4,400 121,761
Toei Animation Co. Ltd. (2)(a) 7,500 156,328
Toho Co. Ltd. (2)(a) 4,100 203,728
Tohoku Electric Power Co., Inc.
(2)(a) 82,000 565,805
Tokyo Century Corp. (2)(a) 9,500 93,051
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 334,500 962,925
Tokyo Gas Co. Ltd. (2)(a) 16,700 531,237
Tokyu Fudosan Holdings Corp. (2)
(a) 48,500 325,413
TOPPAN Holdings, Inc. (2)(a) 36,300 992,343
Toray Industries, Inc. (2)(a) 39,500 269,940
Tosoh Corp. (2)(a) 25,700 353,646
Toyo Suisan Kaisha Ltd. (2)(a) 10,000 591,832
Toyota Industries Corp. (2)(a) 5,500 470,400
Toyota Tsusho Corp. (2)(a) 53,800 906,415
Tsuruha Holdings, Inc. (2)(a) 4,300 267,015
Yamazaki Baking Co. Ltd. (2)(a) 7,000 134,248
Yokogawa Electric Corp. (2)(a) 17,200 335,675
Zensho Holdings Co. Ltd. (2)(a) 7,600 409,825
ZOZO, Inc. (2)(a) 21,000 201,134
61,455,499
Luxembourg - 0 .2%
ArcelorMittal SA (2) 20,168 582,584
Netherlands - 2 .0%
Aalberts NV (2)(a) 11,866 404,582
ABN AMRO Bank NV, CVA (2)(a)
(c) 45,140 951,162
ASR Nederland NV (2)(a) 4,019 231,043
EXOR NV (2)(a) 1,781 161,738
JDE Peet's NV (2)(a) 5,329 116,511
Koninklijke Ahold Delhaize NV (2)
(a) 45,748 1,708,919
Koninklijke KPN NV (2)(a) 61,722 261,433
Koninklijke Philips NV (2)*(a) 9,165 233,324
NN Group NV (2)(a) 18,246 1,015,313
Randstad NV (2)(a) 11,699 486,284
5,570,309
Nigeria - 0 .0% †
Airtel Africa plc (2)(c) 23,956 51,580
Norway - 0 .7%
Equinor ASA (2)(a) 14,788 390,533
Kongsberg Gruppen ASA (2)(a) 5,934 870,014
Norsk Hydro ASA (2)(a) 70,940 410,104
INVESTMENTS SHARES VALUE ($)
Norway - 0.7% (continued)
Orkla ASA (2)(a) 10,285 112,790
Telenor ASA (2)(a) 7,771 111,040
1,894,481
Portugal - 0 .1%
EDP SA 57,244 192,627
Galp Energia SGPS SA (2) 6,714 117,629
310,256
Singapore - 0 .9%
Genting Singapore Ltd. (2) 1,275,600 707,820
Oversea-Chinese Banking Corp.
Ltd. (2) 45,800 586,974
Singapore Airlines Ltd. (2) 74,900 377,307
STMicroelectronics NV (2) 23,033 505,057
United Overseas Bank Ltd. (2) 5,500 155,191
2,332,349
Spain - 2 .1%
Acciona SA (2)(a) 2,633 344,614
Acerinox SA (2)(a) 41,622 487,572
ACS Actividades de Construccion
y Servicios SA (2)(a) 6,102 349,238
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 101,181 1,380,876
Banco Santander SA (2)(a) 260,418 1,754,413
CaixaBank SA (2)(a) 12,381 96,445
Enagas SA (2)(a) 4,045 58,233
Mapfre SA (2)(a) 150,846 464,752
Repsol SA (2)(a) 64,718 859,295
5,795,438
Sweden - 3 .3%
AAK AB (2)(a) 8,375 233,754
Asmodee Group AB, Class B *(a) 15,385 140,047
Axfood AB (a) 1,981 44,500
Boliden AB (2)(a) 13,131 430,863
Elekta AB, Class B (2)(a) 38,793 203,722
Embracer Group AB (2)*(a) 45,056 476,435
Essity AB, Class B (2)(a) 21,948 623,570
Evolution AB (2)(a)(c) 1,144 85,239
Getinge AB, Class B (2)(a) 28,379 611,674
H & M Hennes & Mauritz AB, Class
B (2)(a) 26,334 347,348
Sandvik AB (2)(a) 20,631 433,901
Securitas AB, Class B (2)(a) 51,182 724,275
Skanska AB, Class B (2)*(a) 18,465 407,542
SKF AB, Class B (2)*(a) 48,358 979,663
SSAB AB, Class B (2)(a) 128,594 783,541
Swedbank AB, Class A (2)(a) 5,778 131,591
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 113,230 881,015
Telia Co. AB (a) 39,716 143,387
Trelleborg AB, Class B (2)(a) 13,111 487,620
Volvo AB, Class B (2)*(a) 18,317 537,391
Volvo Car AB, Class B (2)*(a) 115,936 223,485
8,930,563

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 3 .4%
Adecco Group AG (Registered)
(2)(a) 26,671 802,015
BKW AG (2)(a) 2,219 388,112
Flughafen Zurich AG (Registered)
(2)(a) 2,725 646,450
Geberit AG (Registered) (2)(a) 1,161 727,351
Georg Fischer AG (Registered)
(2)(a) 1,445 105,758
Helvetia Holding AG (Registered)
(2)(a) 301 62,431
Logitech International SA
(Registered) (2)(a) 7,074 599,417
PSP Swiss Property AG
(Registered) (2)(a) 1,321 206,369
Schindler Holding AG (2)(a) 2,154 675,089
SGS SA (Registered) (2)(a) 5,628 560,767
Sonova Holding AG (Registered)
(2)(a) 1,790 522,645
Swatch Group AG (The) (2)(a) 1,311 226,077
Swiss Life Holding AG (Registered)
(2)(a) 774 706,128
Swiss Prime Site AG (Registered)
(2)(a) 3,204 393,189
Swisscom AG (Registered) (2)(a) 1,343 773,906
TE Connectivity plc (a) 3,590 507,339
Tecan Group AG (Registered) (2)
(a) 810 154,126
UBS Group AG (Registered) (2)(a) 15,925 489,130
Zurich Insurance Group AG (2)(a) 913 637,281
9,183,580
United Kingdom - 6 .3%
Aberdeen Group plc (2)(a) 106,694 213,972
Associated British Foods plc (2)(a) 8,405 208,372
Aviva plc (2)(a) 45,027 324,514
BAE Systems plc (2)(a) 35,160 709,968
Barclays plc (2)(a) 444,148 1,670,011
Barratt Redrow plc (2)(a) 24,764 136,223
Beazley plc (2)(a) 21,568 259,760
British American Tobacco plc (2)(a) 1,385 56,819
BT Group plc (2)(a) 405,287 869,324
Centrica plc (2) 362,646 702,174
CK Hutchison Holdings Ltd. (2)(a) 19,500 109,920
DCC plc (2)(a) 12,503 835,599
easyJet plc (2)(a) 74,879 430,564
Howden Joinery Group plc (2)(a) 13,817 129,220
HSBC Holdings plc (2)(a) 29,580 335,333
Imperial Brands plc (2)(a) 19,030 704,146
InterContinental Hotels Group plc
(2)(a) 1,942 209,096
International Distribution Services
plc (a) 46,696 218,960
Investec plc (a) 18,154 112,374
J Sainsbury plc (2)(a) 14,395 43,877
JD Sports Fashion plc (2) 271,530 240,096
Johnson Matthey plc (2)(a) 6,450 110,872
Just Eat Takeaway.com NV (2)*(a)
(c) 33,472 706,941
Kingfisher plc (2)(a) 278,960 918,897
Lloyds Banking Group plc (2) 452,107 424,039
INVESTMENTS SHARES VALUE ($)
United Kingdom - 6.3% (continued)
Man Group plc (2)(a) 93,479 239,902
Marks & Spencer Group plc (2)(a) 201,395 929,811
NatWest Group plc (2)(a) 154,602 912,831
Pearson plc (2)(a) 15,578 246,436
Rolls-Royce Holdings plc (2)*(a) 133,465 1,297,195
Schroders plc (2)(a) 29,768 134,774
Standard Chartered plc (2)(a) 106,101 1,574,472
Subsea 7 SA (2)(a) 14,159 226,389
Tesco plc (2)(a) 48,583 209,018
Travis Perkins plc (2)(a) 26,354 187,999
Vodafone Group plc (2) 687,607 646,090
17,285,988
United States - 96 .2%
3M Co. (a) 9,795 1,438,494
A O Smith Corp. (a)(b) 4,061 265,427
Abbott Laboratories (a) 6,079 806,379
AbbVie, Inc. (a) 4,255 891,508
Abercrombie & Fitch Co., Class
A *(a) 5,453 416,446
Acuity, Inc. (a) 4,835 1,273,297
Adobe, Inc. *(a) 3,714 1,424,430
ADT, Inc. (a) 89,372 727,488
Agilent Technologies, Inc. (a) 775 90,660
Airbnb, Inc., Class A *(a)(b) 1,631 194,839
Akamai Technologies, Inc. *(a)(b) 3,895 313,548
Albertsons Cos., Inc., Class A (a) 28,884 635,159
Alcon AG (2)(a) 3,938 373,657
Align Technology, Inc. *(a) 3,064 486,747
ALLETE, Inc. (a) 6,698 440,059
Allison Transmission Holdings,
Inc. (a) 10,858 1,038,785
Allstate Corp. (The) (a) 4,459 923,325
Alphabet, Inc., Class A (a) 5,644 872,788
Altria Group, Inc. (a) 41,258 2,476,304
Amdocs Ltd. (a) 6,303 576,725
American Electric Power Co., Inc.
(a) 7,823 854,819
Ameriprise Financial, Inc. (a)(b) 2,914 1,410,697
Amgen, Inc. (a) 2,380 741,489
Amkor Technology, Inc. (a) 41,470 748,948
Applied Materials, Inc. (a) 3,379 490,360
Aramark (a)(b) 16,970 585,804
Archer-Daniels-Midland Co. (a)(b) 913 43,833
Arista Networks, Inc. *(a) 18,565 1,438,416
Arrow Electronics, Inc. *(a)(b) 8,539 886,604
ASGN, Inc. *(a)(b) 8,136 512,731
Associated Banc-Corp. (a) 9,558 215,342
Assurant, Inc. (a) 2,615 548,496
Assured Guaranty Ltd. (a) 1,079 95,060
AT&T, Inc. (a) 69,164 1,955,958
Atlassian Corp., Class A *(a) 199 42,230
AutoNation, Inc. *(a) 3,231 523,164
Avantor, Inc. *(a)(b) 47,384 768,095
Avient Corp. (a)(b) 10,873 404,041
Avnet, Inc. (a)(b) 22,924 1,102,415
Axalta Coating Systems Ltd. *(a) 11,559 383,412
Axis Capital Holdings Ltd. (a) 6,901 691,756
Bank of New York Mellon Corp.
(The) (a)(b) 15,623 1,310,301

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 96.2% (continued)
Bank OZK (a) 18,734 813,992
Belden, Inc. (a)(b) 1,302 130,526
BellRing Brands, Inc. *(a) 2,282 169,918
Best Buy Co., Inc. (a) 9,496 699,001
Biogen, Inc. *(a) 8,279 1,132,898
Black Hills Corp. (a) 8,841 536,207
BOK Financial Corp. (a) 1,316 137,061
Booking Holdings, Inc. (a) 320 1,474,211
BorgWarner, Inc. (a) 16,388 469,516
Boston Beer Co., Inc. (The), Class
A *(a) 2,013 480,785
BP plc (2)(a) 76,843 431,201
Bristol-Myers Squibb Co. (a) 9,562 583,186
Builders FirstSource, Inc. *(a)(b) 3,942 492,513
Bunge Global SA (a)(b) 5,953 454,928
BWX Technologies, Inc. (a)(b) 2,967 292,695
Cabot Corp. (a)(b) 8,127 675,679
CACI International, Inc., Class A
*(a)(b) 1,159 425,260
Cadence Bank (a)(b) 11,292 342,825
Cadence Design Systems, Inc.
*(a)(b) 1,531 389,379
Capital One Financial Corp. (a) 5,447 976,647
Cardinal Health, Inc. (a) 9,041 1,245,579
Carlisle Cos., Inc. (a)(b) 1,123 382,382
Carnival Corp. *(a)(b) 20,342 397,279
Casey's General Stores, Inc. (a) 802 348,100
CBRE Group, Inc., Class A *(a) 6,082 795,404
Cencora, Inc. (a) 4,061 1,129,323
Centene Corp. *(a) 7,114 431,891
Charter Communications, Inc.,
Class A *(a)(b) 378 139,304
Chevron Corp. (a)(b) 2,614 437,296
Chubb Ltd. (a)(b) 1,632 492,848
Ciena Corp. *(a)(b) 8,394 507,249
Cigna Group (The) (a)(b) 2,511 826,119
Cincinnati Financial Corp. (a) 4,077 602,254
Cintas Corp. (a) 3,636 747,307
Cirrus Logic, Inc. *(a) 9,264 923,204
Cisco Systems, Inc. (a) 7,066 436,043
Citigroup, Inc. (a) 19,137 1,358,536
Citizens Financial Group, Inc. (a)
(b) 17,278 707,880
Civitas Resources, Inc. (a) 15,422 538,074
Clean Harbors, Inc. *(a) 1,985 391,244
CNA Financial Corp. (a) 8,489 431,156
CNO Financial Group, Inc. (a) 20,004 833,167
Coca-Cola Consolidated, Inc. (a) 684 923,400
Cognizant Technology Solutions
Corp., Class A (a)(b) 9,153 700,205
Colgate-Palmolive Co. (a) 7,697 721,209
Columbia Sportswear Co. (a)(b) 6,603 499,781
Comcast Corp., Class A (a) 19,545 721,211
Commercial Metals Co. (a) 15,661 720,563
Commvault Systems, Inc. *(a) 4,621 729,009
Concentrix Corp. (a) 10,459 581,939
Consolidated Edison, Inc. (a) 5,331 589,555
Copart, Inc. *(a)(b) 10,600 599,854
Corebridge Financial, Inc. (a) 25,105 792,565
Corpay, Inc. *(a)(b) 975 340,002
INVESTMENTS SHARES VALUE ($)
United States - 96.2% (continued)
Coterra Energy, Inc. (a) 9,712 280,677
Crane NXT Co. (a)(b) 3,416 175,582
Cummins, Inc. (a) 1,725 540,684
Curtiss-Wright Corp. (a) 2,401 761,765
CVS Health Corp. (a) 5,540 375,335
Darden Restaurants, Inc. (a) 2,610 542,254
Deckers Outdoor Corp. *(a)(b) 2,718 303,900
Dell Technologies, Inc., Class C (a) 5,128 467,417
DENTSPLY SIRONA, Inc. (a) 37,241 556,381
Devon Energy Corp. (a) 12,161 454,821
Dick's Sporting Goods, Inc. (a) 2,674 538,971
Dillard's, Inc., Class A (a) 419 150,056
Docusign, Inc., Class A *(a) 9,008 733,251
Dolby Laboratories, Inc., Class A
(a) 5,587 448,692
Domino's Pizza, Inc. (a)(b) 750 344,588
Donaldson Co., Inc. (a) 6,962 466,872
DoorDash, Inc., Class A *(a) 2,925 534,602
Dover Corp. (a) 2,090 367,171
Doximity, Inc., Class A *(a)(b) 17,245 1,000,727
Dropbox, Inc., Class A *(a)(b) 46,560 1,243,618
DT Midstream, Inc. (a) 3,582 345,591
DXC Technology Co. *(a)(b) 34,219 583,434
Eagle Materials, Inc. (a)(b) 2,763 613,193
Eastman Chemical Co. (a)(b) 5,194 457,643
eBay, Inc. (a)(b) 13,312 901,622
Edison International (a) 15,183 894,582
Elanco Animal Health, Inc. *(a)(b) 4,077 42,809
Electronic Arts, Inc. (a) 6,057 875,358
Elevance Health, Inc. (a) 1,424 619,383
EMCOR Group, Inc. (a) 2,837 1,048,640
Encompass Health Corp. (a) 1,101 111,509
EnerSys (a) 3,790 347,088
Entergy Corp. (a) 12,126 1,036,652
Envista Holdings Corp. *(a)(b) 22,178 382,792
EOG Resources, Inc. (a) 6,840 877,162
Equitable Holdings, Inc. (a) 14,079 733,375
Esab Corp. (a) 1,276 148,654
Etsy, Inc. *(a) 13,202 622,870
Euronet Worldwide, Inc. *(a) 5,045 539,058
Evercore, Inc., Class A (a) 3,975 793,887
Everest Group Ltd. (a)(b) 2,854 1,036,944
Evergy, Inc. (a) 6,540 450,933
Exelixis, Inc. *(a) 24,921 920,083
Exelon Corp. (a) 14,045 647,194
Expedia Group, Inc. (a) 4,941 830,582
F5, Inc. *(a)(b) 3,630 966,560
Fair Isaac Corp. *(a) 541 997,691
Fastenal Co. (a)(b) 4,224 327,571
Federated Hermes, Inc., Class B
(a) 24,486 998,294
Fidelity National Financial, Inc. (a) 9,873 642,535
Fidelity National Information
Services, Inc. (a)(b) 10,229 763,902
First Horizon Corp. (a) 7,168 139,203
First Solar, Inc. *(a)(b) 4,179 528,351
FirstCash Holdings, Inc. (a)(b) 3,236 389,356
Fiserv, Inc. *(a)(b) 2,817 622,078
Flex Ltd. *(a)(b) 9,171 303,377
Flowers Foods, Inc. (a)(b) 25,246 479,926

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 96.2% (continued)
Flowserve Corp. (a) 6,741 329,230
Fluor Corp. *(a) 42,711 1,529,908
FNB Corp. (a)(b) 41,648 560,166
Fortinet, Inc. *(a) 3,872 372,719
Fox Corp., Class A (a)(b) 12,431 703,595
Franklin Resources, Inc. (a) 6,611 127,262
Gap, Inc. (The) (a) 21,551 444,166
Garmin Ltd. (a) 997 216,479
Gartner, Inc. *(a) 1,011 424,357
Gates Industrial Corp. plc *(a) 26,699 491,529
GE Aerospace (a)(b) 7,496 1,500,324
GE HealthCare Technologies, Inc.
(a)(b) 7,898 637,448
Gen Digital, Inc. (a)(b) 13,597 360,864
General Dynamics Corp. (a) 5,148 1,403,242
General Motors Co. (a) 22,437 1,055,212
Genpact Ltd. (a)(b) 9,013 454,075
Gilead Sciences, Inc. (a) 8,249 924,300
Global Payments, Inc. (a) 11,246 1,101,208
GLOBALFOUNDRIES, Inc. *(a) 1,160 42,816
Globe Life, Inc. (a) 1,465 192,970
GoDaddy, Inc., Class A *(a) 1,578 284,261
Graco, Inc. (a) 4,926 411,370
Graham Holdings Co., Class B (a) 981 942,604
GRAIL, Inc. *(a)(b) 28,531 728,682
Grand Canyon Education, Inc. *(a) 5,329 922,024
Greif, Inc., Class A (a) 2,902 159,581
GSK plc (2)(a) 11,906 227,526
H&R Block, Inc. (a) 23,011 1,263,534
Hanover Insurance Group, Inc.
(The) (a) 2,899 504,281
Hartford Insurance Group, Inc.
(The) (a) 11,348 1,404,088
Henry Schein, Inc. *(a)(b) 3,423 234,441
Hewlett Packard Enterprise Co. (a) 24,512 378,220
Hexcel Corp. (a) 4,740 259,562
HF Sinclair Corp. (a) 6,373 209,544
Hilton Worldwide Holdings, Inc.
(a)(b) 904 205,705
Holcim AG (2)(a) 13,336 1,435,130
Hologic, Inc. *(a) 12,812 791,397
Houlihan Lokey, Inc., Class A (a) 1,230 198,645
Howmet Aerospace, Inc. (a)(b) 8,256 1,071,051
HP, Inc. (a)(b) 21,602 598,159
Hubbell, Inc., Class B (a)(b) 710 234,946
HubSpot, Inc. *(a) 568 324,493
Humana, Inc. (a) 3,003 794,594
Huntington Bancshares, Inc. (a) 34,499 517,830
Huntington Ingalls Industries, Inc.
(a) 1,848 377,066
IAC, Inc. *(a) 3,755 172,505
IDEXX Laboratories, Inc. *(a)(b) 639 268,348
Incyte Corp. *(a) 13,961 845,339
Informatica, Inc., Class A *(a)(b) 3,380 58,981
Ingredion, Inc. (a) 5,139 694,844
Insperity, Inc. (a) 5,778 515,571
International Bancshares Corp. (a) 6,830 430,700
International Business Machines
Corp. (a)(b) 2,339 581,616
Intuit, Inc. (a) 999 613,376
INVESTMENTS SHARES VALUE ($)
United States - 96.2% (continued)
Invesco Ltd. (a) 47,887 726,446
IQVIA Holdings, Inc. *(a) 1,342 236,595
ITT, Inc. (a) 3,107 401,300
Jabil, Inc. (a) 7,377 1,003,788
Janus Henderson Group plc (a) 19,372 700,298
Jazz Pharmaceuticals plc *(a) 7,583 941,429
Jefferies Financial Group, Inc. (a) 6,481 347,187
Johnson & Johnson (a) 12,531 2,078,140
Jones Lang LaSalle, Inc. *(a) 4,594 1,138,899
KB Home (a)(b) 8,288 481,699
Kimberly-Clark Corp. (a) 6,728 956,856
Kinder Morgan, Inc. (a)(b) 23,940 683,008
Kirby Corp. *(a) 2,496 252,121
KLA Corp. (a) 531 360,974
Kraft Heinz Co. (The) (a) 24,263 738,323
Kroger Co. (The) (a) 22,410 1,516,933
Kyndryl Holdings, Inc. *(a)(b) 13,925 437,245
L3Harris Technologies, Inc. (a)(b) 4,327 905,684
Lam Research Corp. (a) 5,991 435,546
Lancaster Colony Corp. (a) 428 74,900
Landstar System, Inc. (a)(b) 5,351 803,720
Lantheus Holdings, Inc. *(a) 2,319 226,334
Lear Corp. (a) 3,301 291,214
Leidos Holdings, Inc. (a) 5,340 720,580
Lennar Corp., Class A (a) 5,442 624,633
Lincoln Electric Holdings, Inc. (a) 1,054 199,375
Lincoln National Corp. (a) 6,650 238,802
Lithia Motors, Inc., Class A (a)(b) 681 199,901
Lockheed Martin Corp. (a) 1,972 880,912
Loews Corp. (a) 8,378 770,022
Louisiana-Pacific Corp. (a) 2,215 203,736
Lumentum Holdings, Inc. *(a)(b) 689 42,952
LyondellBasell Industries NV, Class
A (a)(b) 1,259 88,634
M&T Bank Corp. (a)(b) 4,474 799,728
MACOM Technology Solutions
Holdings, Inc. *(a) 1,139 114,333
Macy's, Inc. (a)(b) 53,647 673,806
Manhattan Associates, Inc. *(a) 1,569 271,500
ManpowerGroup, Inc. (a) 13,950 807,426
Markel Group, Inc. *(a)(b) 334 624,450
Masco Corp. (a) 6,179 429,688
Mastercard, Inc., Class A (a) 826 452,747
Matador Resources Co. (a) 1,124 57,425
Match Group, Inc. (a) 15,837 494,114
Mattel, Inc. *(a) 47,159 916,299
Maximus, Inc. (a)(b) 6,606 450,463
McDonald's Corp. (a)(b) 2,039 636,922
McKesson Corp. (a) 1,141 767,882
MDU Resources Group, Inc. (a)(b) 2,646 44,744
Medpace Holdings, Inc. *(a)(b) 1,520 463,129
Medtronic plc (a) 13,218 1,187,769
Merck & Co., Inc. (a) 14,729 1,322,075
Meta Platforms, Inc., Class A (a) 2,162 1,246,090
MetLife, Inc. (a) 5,899 473,631
Mettler-Toledo International, Inc.
*(a)(b) 491 579,827
MGIC Investment Corp. (a) 7,287 180,572
Micron Technology, Inc. (a) 2,816 244,682
Microsoft Corp. (a) 2,744 1,030,070

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 96.2% (continued)
Middleby Corp. (The) *(a)(b) 1,823 277,060
Mohawk Industries, Inc. *(a) 5,990 683,938
Molina Healthcare, Inc. *(a)(b) 1,015 334,331
Molson Coors Beverage Co., Class
B (a) 28,476 1,733,334
Monolithic Power Systems, Inc. (a) 132 76,557
Monster Beverage Corp. *(a) 10,976 642,316
MSC Industrial Direct Co., Inc.,
Class A (a) 6,114 474,874
Mueller Industries, Inc. (a) 7,853 597,927
Murphy Oil Corp. (a)(b) 2,481 70,460
Murphy USA, Inc. (a) 2,525 1,186,270
Natera, Inc. *(a)(b) 1,034 146,218
National Fuel Gas Co. (a) 8,815 698,060
NetApp, Inc. (a) 4,775 419,436
Neurocrine Biosciences, Inc. *(a) 1,392 153,955
New York Times Co. (The), Class
A (a) 11,088 549,965
NewMarket Corp. (a) 111 62,876
News Corp., Class A (a) 10,137 275,929
Nexstar Media Group, Inc., Class
A (a) 2,912 521,889
NiSource, Inc. (a) 10,376 415,974
Northern Trust Corp. (a)(b) 9,162 903,831
Northwestern Energy Group, Inc.
(a) 8,476 490,506
Norwegian Cruise Line Holdings
Ltd. *(a)(b) 10,874 206,171
NOV, Inc. (a)(b) 28,450 433,009
Novartis AG (Registered) (2)(a) 12,340 1,370,601
NRG Energy, Inc. (a) 5,201 496,487
Nutanix, Inc., Class A *(a) 6,989 487,902
OGE Energy Corp. (a) 3,917 180,025
Old National Bancorp (a)(b) 14,570 308,738
Old Republic International Corp.
(a) 20,137 789,773
Omnicom Group, Inc. (a) 4,786 396,807
OneMain Holdings, Inc. (a)(b) 3,866 188,970
O'Reilly Automotive, Inc. *(a) 212 303,707
Organon & Co. (a)(b) 15,588 232,105
Oshkosh Corp. (a) 10,368 975,421
Ovintiv, Inc. (a) 14,734 630,615
Owens Corning (a) 5,146 734,952
PACCAR, Inc. (a)(b) 4,531 441,183
Packaging Corp. of America (a) 1,964 388,911
Palantir Technologies, Inc., Class
A *(a) 795 67,098
Paychex, Inc. (a)(b) 2,665 411,156
PayPal Holdings, Inc. *(a) 8,734 569,894
Pegasystems, Inc. (a) 2,132 148,217
Penske Automotive Group, Inc. (a) 3,303 475,566
Pentair plc (a) 3,645 318,865
PepsiCo, Inc. (a) 2,832 424,630
Performance Food Group Co. *(a)
(b) 2,956 232,430
Philip Morris International, Inc. (a) 7,243 1,149,681
Phillips 66 (a)(b) 2,492 307,712
Pilgrim's Pride Corp. *(a) 14,417 785,871
Pinnacle Financial Partners, Inc.
(a) 1,695 179,738
INVESTMENTS SHARES VALUE ($)
United States - 96.2% (continued)
Pinnacle West Capital Corp. (a) 5,960 567,690
Pinterest, Inc., Class A *(a) 4,343 134,633
PNC Financial Services Group,
Inc. (The) (a) 4,194 737,179
Popular, Inc. 8,537 788,563
Portland General Electric Co. (a) 11,171 498,227
Post Holdings, Inc. *(a)(b) 1,580 183,849
Premier, Inc., Class A (a)(b) 9,698 186,977
Procter & Gamble Co. (The) (a) 2,673 455,533
Prosperity Bancshares, Inc. (a) 4,325 308,675
Prudential Financial, Inc. (a) 2,240 250,163
PulteGroup, Inc. (a)(b) 7,800 801,840
Pure Storage, Inc., Class A *(a)(b) 4,221 186,864
PVH Corp. (a)(b) 7,278 470,450
Qorvo, Inc. *(a)(b) 6,195 448,580
QUALCOMM, Inc. (a) 7,503 1,152,536
Qualys, Inc. *(a)(b) 4,734 596,153
Ralph Lauren Corp., Class A (a) 3,735 824,464
Rambus, Inc. *(a)(b) 2,290 118,565
Raymond James Financial, Inc. (a) 915 127,103
Regal Rexnord Corp. (a) 1,692 192,634
Regeneron Pharmaceuticals, Inc.
(a)(b) 1,766 1,120,050
Regions Financial Corp. (a)(b) 21,292 462,675
Reinsurance Group of America,
Inc. (a) 4,901 965,007
Reliance, Inc. (a)(b) 2,335 674,231
RenaissanceRe Holdings Ltd. (a)
(b) 1,043 250,320
ResMed, Inc. (a)(b) 1,016 227,432
RingCentral, Inc., Class A *(a)(b) 24,591 608,873
Robert Half, Inc. (a) 13,373 729,497
ROBLOX Corp., Class A *(a) 5,688 331,554
Roche Holding AG (2)(a) 3,704 1,219,089
Roper Technologies, Inc. (a) 734 432,752
Royal Gold, Inc. (a) 6,096 996,757
Royalty Pharma plc, Class A (a) 9,923 308,903
RPM International, Inc. (a)(b) 2,037 235,640
RTX Corp. (a) 6,797 900,331
Ryder System, Inc. (a) 4,432 637,366
Salesforce, Inc. (a) 1,600 429,376
Schneider National, Inc., Class B
(a)(b) 28,111 642,336
Science Applications International
Corp. (a) 2,943 330,411
Seagate Technology Holdings plc
(a)(b) 656 55,727
SEI Investments Co. (a) 13,356 1,036,826
Sensata Technologies Holding plc
(a)(b) 5,349 129,820
Service Corp. International (a) 2,861 229,452
ServiceNow, Inc. *(a)(b) 105 83,595
Shell plc (2)(a) 36,385 1,324,426
Signify NV (2)(a)(c) 29,617 643,046
Silgan Holdings, Inc. (a)(b) 9,305 475,672
Skechers USA, Inc., Class A *(a) 5,003 284,070
Skyworks Solutions, Inc. (a) 14,356 927,828
Snap-on, Inc. (a) 1,806 608,640
Snowflake, Inc., Class A *(a) 1,704 249,057
Solventum Corp. *(a)(b) 13,649 1,037,870

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 96.2% (continued)
Spire, Inc. (a)(b) 3,013 235,767
Sprouts Farmers Market, Inc. *(a) 3,582 546,756
SS&C Technologies Holdings, Inc.
(a)(b) 5,569 465,179
State Street Corp. (a) 8,426 754,380
Steel Dynamics, Inc. (a) 5,396 674,932
STERIS plc (a)(b) 1,432 324,563
Stifel Financial Corp. (a) 9,533 898,581
Swiss Re AG (2)(a) 2,520 428,851
Synchrony Financial (a)(b) 29,495 1,561,465
Synopsys, Inc. *(a)(b) 1,185 508,187
T. Rowe Price Group, Inc. (a)(b) 13,919 1,278,739
Tapestry, Inc. (a) 8,545 601,653
Taylor Morrison Home Corp., Class
A *(a) 6,531 392,121
TD SYNNEX Corp. (a) 7,513 781,051
Teleflex, Inc. (a) 3,592 496,378
Tenaris SA (2)(a) 18,300 358,108
Tenet Healthcare Corp. *(a) 5,347 719,172
Teradata Corp. *(a)(b) 28,313 636,476
Teradyne, Inc. (a)(b) 2,091 172,717
Terex Corp. (a) 9,856 372,360
Texas Pacific Land Corp. (a)(b) 371 491,571
Texas Roadhouse, Inc., Class A (a) 4,320 719,842
Textron, Inc. (a)(b) 14,748 1,065,543
Thor Industries, Inc. (a) 1,660 125,845
Timken Co. (The) (a) 5,718 410,953
T-Mobile US, Inc. (a) 2,631 701,714
Toll Brothers, Inc. (a) 5,094 537,875
Travel + Leisure Co. (a) 10,328 478,083
Travelers Cos., Inc. (The) (a) 3,092 817,710
Trimble, Inc. *(a) 3,452 226,624
TripAdvisor, Inc. *(a) 18,942 268,408
Tyson Foods, Inc., Class A (a) 11,001 701,974
Ubiquiti, Inc. (a) 1,413 438,228
UFP Industries, Inc. (a)(b) 11,303 1,209,873
UGI Corp. (a)(b) 20,125 665,534
U-Haul Holding Co. *(a)(b) 252 16,471
UiPath, Inc., Class A *(a) 8,026 82,668
United Airlines Holdings, Inc. *(a) 3,838 265,014
United Bankshares, Inc. (a)(b) 7,493 259,782
United Therapeutics Corp. *(a) 4,207 1,296,892
Universal Display Corp. (a)(b) 1,144 159,565
Universal Health Services, Inc.,
Class B (a) 3,325 624,768
Unum Group (a) 11,990 976,705
US Bancorp (a) 14,063 593,740
US Foods Holding Corp. *(a)(b) 8,911 583,314
Valero Energy Corp. (a) 1,450 191,502
Valley National Bancorp (a) 49,078 436,303
Veeva Systems, Inc., Class A *(a) 15,590 3,611,111
Veralto Corp. (a) 3,581 348,968
VeriSign, Inc. *(a) 5,056 1,283,567
Verisk Analytics, Inc., Class A (a) 965 287,203
Verizon Communications, Inc. (a) 29,011 1,315,939
Vestis Corp. (a) 25,697 254,400
Viatris, Inc. (a) 11,125 96,899
Viking Therapeutics, Inc. *(a)(b) 7,275 175,691
Virtu Financial, Inc., Class A (a) 2,335 89,010
Vistra Corp. (a) 3,850 452,144
INVESTMENTS SHARES VALUE ($)
United States - 96.2% (continued)
Vontier Corp. (a)(b) 4,077 133,929
Voya Financial, Inc. (a)(b) 635 43,028
W R Berkley Corp. (a) 4,717 335,662
Walmart, Inc. (a) 18,941 1,662,830
Warner Bros Discovery, Inc. *(a)(b) 43,115 462,624
Watsco, Inc. (a)(b) 834 423,922
Watts Water Technologies, Inc.,
Class A (a) 1,994 406,616
Wayfair, Inc., Class A *(a)(b) 11,166 357,647
Webster Financial Corp. (a) 5,954 306,929
WESCO International, Inc. (a) 3,087 479,411
Western Union Co. (The) (a) 67,076 709,664
Westinghouse Air Brake
Technologies Corp. (a) 2,217 402,053
Westlake Corp. (a)(b) 3,679 368,010
Williams-Sonoma, Inc. (a) 5,142 812,950
Woodward, Inc. (a) 2,630 479,949
Wyndham Hotels & Resorts, Inc.
(a) 1,328 120,197
Xcel Energy, Inc. (a) 5,113 361,949
YETI Holdings, Inc. *(a)(b) 18,398 608,974
Yum! Brands, Inc. (a) 2,025 318,654
Zimmer Biomet Holdings, Inc. (a) 8,479 959,653
Zions Bancorp NA (a) 15,892 792,375
Zoom Communications, Inc., Class
A *(a) 27,341 2,016,946
262,370,173
TOTAL COMMON STOCKS
(Cost $356,071,986) 475,046,426
PREFERRED STOCKS - 0.1%
Germany - 0 .1%
Henkel AG & Co. KGaA
(Preference) (2)(a)
(Cost $117,949) 1,762 140,197
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 65 –
SHARES
SHORT-TERM INVESTMENTS - 66.7%
INVESTMENT COMPANIES - 56 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.15%
(d)(e) 4,786,142 4,786,142
Limited Purpose Cash Investment
Fund, 4.32% (d) 148,378,750 148,334,236
TOTAL INVESTMENT COMPANIES
(Cost $153,094,936) 153,120,378
—

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 10 .5%
U.S. Treasury Bills
4.40%, 4/10/2025 (2)(f) $ 372,000 371,605
4.36%, 4/17/2025 (2)(f) 3,173,000 3,166,994
4.41%, 4/24/2025 (2)(f) 2,064,000 2,058,416
4.26%, 6/26/2025 (2)(f) 3,053,000 3,022,405
4.22%, 7/3/2025 (2)(f) 357,000 353,132
4.25%, 7/24/2025 (2)(f) 1,326,000 1,308,504
4.23%, 7/31/2025 (2)(f) 316,000 311,571
4.24%, 8/7/2025 (2)(f) 142,000 139,899
4.28%, 8/14/2025 (2)(f) 592,000 582,798
4.20%, 8/28/2025 (2)(f)(g) 11,107,000 10,918,061
4.22%, 9/4/2025 (2)(f) 1,615,000 1,586,337
4.16%, 9/11/2025 (2)(f) 2,628,000 2,579,214
4.17%, 9/25/2025 (2)(f) 2,426,000 2,377,275
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,775,882) 28,776,211
TOTAL SHORT-TERM INVESTMENTS
(Cost $181,870,818) 181,896,589
TOTAL LONG POSITIONS
(Cost $538,060,753) 657,083,212
SHARES
SHORT POSITIONS - (156.6)%
COMMON STOCKS - (155.8)%
Australia - ( 5 .5 ) %
ALS Ltd. (2) (23,442) (227,556)
Ampol Ltd. (2) (26,198) (385,386)
APA Group (2) (180,654) (894,920)
Cochlear Ltd. (2) (2,452) (404,112)
Coles Group Ltd. (2) (34,242) (419,148)
Commonwealth Bank of Australia
(2) (7,451) (708,545)
Endeavour Group Ltd. (2) (167,689) (405,542)
Glencore plc (2) (20,092) (73,539)
IDP Education Ltd. (2) (53,542) (317,217)
IGO Ltd. (2) (41,168) (102,655)
Insurance Australia Group Ltd. (2) (73,233) (356,245)
Liontown Resources Ltd. (2) (302,636) (119,454)
Lynas Rare Earths Ltd. (2) (213,611) (935,273)
Macquarie Group Ltd. (2) (4,583) (570,339)
Mineral Resources Ltd. (2) (30,413) (459,207)
National Australia Bank Ltd. (2) (19,765) (425,119)
NEXTDC Ltd. (2) (72,987) (522,767)
Pilbara Minerals Ltd. (2) (1,084,342) (1,154,545)
Ramsay Health Care Ltd. (2) (24,314) (522,241)
Rio Tinto plc (2) (4,852) (291,170)
Santos Ltd. (2) (37,985) (159,174)
SGH Ltd. (2) (3,810) (119,599)
Sonic Healthcare Ltd. (2) (49,864) (809,636)
South32 Ltd. (2) (108,992) (219,569)
Telix Pharmaceuticals Ltd. (2) (6,099) (102,114)
Transurban Group (2) (70,908) (597,236)
Treasury Wine Estates Ltd. (2) (114,762) (703,633)
Whitehaven Coal Ltd. (2) (267,820) (921,365)
WiseTech Global Ltd. (2) (838) (43,214)
Woodside Energy Group Ltd. (2) (67,319) (978,005)
INVESTMENTS SHARES VALUE ($)
Australia - (5.5)% (continued)
Woolworths Group Ltd. (2) (51,247) (951,521)
(14,900,046)
Belgium - ( 0 .5 ) %
Anheuser-Busch InBev SA/NV (2) (5,898) (362,618)
D'ieteren Group (2) (1,846) (317,994)
Elia Group SA/NV (2) (5,290) (458,822)
Lotus Bakeries NV (2) (12) (106,681)
UCB SA (2) (581) (102,294)
(1,348,409)
Brazil - ( 0 .3 ) %
MercadoLibre, Inc. (308) (600,868)
Wheaton Precious Metals Corp. (4,463) (346,328)
(947,196)
Canada - ( 7 .4 ) %
Agnico Eagle Mines Ltd. (2,078) (225,135)
Alamos Gold, Inc., Class A (17,393) (464,724)
Algonquin Power & Utilities Corp. (32,973) (169,327)
Alimentation Couche-Tard, Inc. (6,193) (305,422)
AtkinsRealis Group, Inc. (14,935) (709,569)
Barrick Gold Corp. (7,574) (147,054)
BCE, Inc. (20,687) (474,821)
Boyd Group Services, Inc. (1,309) (188,193)
Brookfield Asset Management Ltd.,
Class A (14,928) (722,619)
Brookfield Corp., Class A (12,229) (639,982)
Brookfield Infrastructure Corp.,
Class A (5,938) (214,446)
CAE, Inc. (4,470) (109,898)
Cameco Corp. (20,457) (842,134)
Canadian National Railway Co. (8,870) (863,177)
Canadian Natural Resources Ltd. (13,042) (401,306)
Canadian Pacific Kansas City Ltd. (16,162) (1,134,221)
Capstone Copper Corp. (86,054) (443,112)
Colliers International Group, Inc. (1,140) (137,960)
Constellation Software, Inc. (126) (399,033)
Dollarama, Inc. (4,136) (442,269)
Element Fleet Management Corp. (23,445) (466,114)
Enbridge, Inc. (43,380) (1,919,928)
FirstService Corp. (485) (80,422)
Franco-Nevada Corp. (5,382) (846,467)
Lumine Group, Inc. (h) (225) (6,332)
Metro, Inc., Class A (4,311) (299,782)
National Bank of Canada (524) (43,248)
Nutrien Ltd. (6,058) (300,658)
Pan American Silver Corp. (6,257) (161,615)
Pembina Pipeline Corp. (17,734) (709,335)
PrairieSky Royalty Ltd. (15,086) (272,042)
RB Global, Inc. (3,926) (394,032)
Restaurant Brands International,
Inc. (5,308) (353,842)
Rogers Communications, Inc.,
Class B (4,762) (127,170)
Royal Bank of Canada (6,473) (729,143)
Shopify, Inc., Class A (5,798) (551,577)
TC Energy Corp. (12,310) (581,347)
Teck Resources Ltd., Class B (26,005) (947,279)
Thomson Reuters Corp. (1,601) (276,277)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (7.4)% (continued)
Toromont Industries Ltd. (2,223) (173,987)
Toronto-Dominion Bank (The) (15,713) (941,546)
WSP Global, Inc. (5,123) (869,385)
(20,085,930)
Chile - ( 0 .2 ) %
Antofagasta plc (2) (6,469) (140,840)
Lundin Mining Corp. (40,702) (329,791)
(470,631)
China - ( 0 .0 ) % †
Prosus NV (2) (2,350) (109,179)
Denmark - ( 2 .1 ) %
Ambu A/S, Class B (2) (9,363) (160,870)
Coloplast A/S, Class B (2) (1,949) (204,418)
Demant A/S (2) (1,576) (52,963)
DSV A/S (2) (6,818) (1,318,473)
GN Store Nord A/S (2) (12,716) (198,903)
Novo Nordisk A/S, Class B (2) (22,022) (1,505,828)
Novonesis (Novozymes), Class
B (2) (17,557) (1,022,283)
Orsted A/S (2)(c) (6,593) (287,924)
Tryg A/S (2) (16,246) (386,467)
Vestas Wind Systems A/S (2) (46,832) (647,897)
(5,786,026)
Finland - ( 1 .3 ) %
Neste OYJ (2) (46,614) (431,144)
Nordea Bank Abp (2) (42,930) (549,094)
Sampo OYJ, Class A (2) (132,749) (1,272,158)
Stora Enso OYJ, Class R (2) (51,437) (487,431)
UPM-Kymmene OYJ (2) (28,865) (774,399)
(3,514,226)
France - ( 4 .5 ) %
Accor SA (2) (4,149) (189,216)
Aeroports de Paris SA (2) (1,847) (188,031)
Air France-KLM (2) (17,635) (163,891)
Air Liquide SA (2) (5,016) (952,765)
Airbus SE (2) (243) (42,789)
Alstom SA (2) (18,155) (402,146)
AXA SA (2) (1,022) (43,666)
BioMerieux (2) (1,670) (206,426)
Capgemini SE (2) (286) (42,974)
Cie Generale des Etablissements
Michelin SCA (2) (2,565) (90,151)
Danone SA (2) (3,682) (281,619)
Dassault Systemes SE (2) (22,470) (855,494)
Edenred SE (2) (14,757) (479,551)
EssilorLuxottica SA (2) (3,077) (886,695)
FDJ UNITED (2)(c) (1,393) (43,832)
Getlink SE (2) (5,473) (94,524)
Hermes International SCA (2) (343) (902,474)
Kering SA (2) (2,612) (543,401)
Legrand SA (2) (6,416) (679,477)
L'Oreal SA (2) (1,920) (713,650)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,423) (881,234)
Pernod Ricard SA (2) (9,728) (961,055)
Publicis Groupe SA (2) (3,685) (347,675)
INVESTMENTS SHARES VALUE ($)
France - (4.5)% (continued)
Remy Cointreau SA (2) (1,320) (61,690)
Renault SA (2) (10,989) (556,665)
Safran SA (2) (833) (219,315)
Sartorius Stedim Biotech (2) (3,519) (697,174)
SCOR SE (2) (15,373) (443,969)
SOITEC (2) (3,081) (164,773)
Teleperformance SE (2) (722) (72,598)
Valeo SE (2) (8,673) (81,426)
Worldline SA (2)(c) (12,032) (73,918)
(12,364,264)
Germany - ( 5 .0 ) %
adidas AG (2) (871) (205,435)
BASF SE (2) (9,440) (473,216)
Bayer AG (Registered) (2) (15,088) (361,689)
Bayerische Motoren Werke AG (2) (11,398) (919,105)
Carl Zeiss Meditec AG (2) (3,262) (215,622)
Continental AG (2) (2,213) (156,060)
Daimler Truck Holding AG (2) (16,118) (652,933)
Deutsche Post AG (2) (9,657) (414,607)
Fraport AG Frankfurt Airport
Services Worldwide (2) (3,828) (240,226)
Infineon Technologies AG (2) (23,569) (785,670)
LEG Immobilien SE (2) (4,044) (285,853)
Mercedes-Benz Group AG (2) (11,796) (696,810)
Merck KGaA (2) (3,991) (549,201)
MTU Aero Engines AG (2) (1,696) (589,314)
Nemetschek SE (2) (4,195) (489,037)
Puma SE (2) (5,342) (130,303)
Rational AG (2) (130) (108,310)
Rheinmetall AG (2) (579) (828,504)
RWE AG (6,879) (245,611)
SAP SE (2) (3,845) (1,030,267)
Scout24 SE (2)(c) (2,508) (262,644)
Siemens AG (Registered) (2) (5,292) (1,222,168)
Siemens Healthineers AG (2)(c) (14,488) (781,633)
Symrise AG, Class A (2) (7,686) (796,839)
TeamViewer SE (2)(c) (6,887) (89,904)
Vonovia SE (2) (30,863) (830,533)
Wacker Chemie AG (2) (2,041) (169,089)
(13,530,583)
Hong Kong - ( 0 .2 ) %
Prudential plc (2) (58,060) (626,527)
Ireland - ( 0 .4 ) %
Accenture plc, Class A (1,062) (331,386)
Aptiv plc (10,500) (624,750)
(956,136)
Italy - ( 3 .1 ) %
Amplifon SpA (2) (6,675) (135,510)
Banca Generali SpA (2) (810) (45,636)
Brunello Cucinelli SpA (2) (1,396) (160,376)
DiaSorin SpA (2) (721) (71,604)
Enel SpA (5,559) (45,064)
Eni SpA (2) (3,068) (47,451)
ERG SpA (2) (13,454) (255,562)
Ferrari NV (2) (3,667) (1,566,031)
FinecoBank Banca Fineco SpA (2) (24,153) (478,389)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - (3.1)% (continued)
Infrastrutture Wireless Italiane SpA
(c) (29,676) (314,148)
Interpump Group SpA (2) (7,456) (266,297)
Intesa Sanpaolo SpA (2) (319,926) (1,648,793)
Moncler SpA (2) (5,199) (320,243)
Nexi SpA (2)(c) (52,186) (278,334)
Prysmian SpA (2) (10,748) (591,645)
Recordati Industria Chimica e
Farmaceutica SpA (2) (1,291) (73,158)
Snam SpA (141,949) (735,982)
Terna - Rete Elettrica Nazionale (2) (145,050) (1,310,857)
(8,345,080)
Ivory Coast - ( 0 .1 ) %
Endeavour Mining plc (2) (11,329) (267,124)
Japan - ( 20 .5 ) %
Advantest Corp. (2) (5,500) (245,171)
Aeon Co. Ltd. (2) (14,200) (356,135)
Aisin Corp. (2) (18,500) (202,074)
Ajinomoto Co., Inc. (2) (41,000) (811,706)
Allegro MicroSystems, Inc. (14,399) (361,847)
Asahi Intecc Co. Ltd. (2) (15,300) (247,151)
Asics Corp. (2) (28,300) (600,174)
Astellas Pharma, Inc. (2) (36,100) (351,416)
BayCurrent, Inc. (2) (3,900) (169,003)
Bridgestone Corp. (2) (32,500) (1,305,617)
Chiba Bank Ltd. (The) (2) (20,700) (195,939)
Concordia Financial Group Ltd. (2) (33,000) (219,088)
Cosmo Energy Holdings Co. Ltd.
(2) (7,400) (318,231)
Cosmos Pharmaceutical Corp. (2) (10,300) (515,863)
Daifuku Co. Ltd. (2) (19,800) (486,714)
Daiichi Sankyo Co. Ltd. (2) (15,600) (371,497)
Daikin Industries Ltd. (2) (5,600) (607,705)
Daiwa Securities Group, Inc. (2) (82,400) (554,820)
Denso Corp. (2) (67,400) (836,203)
Dentsu Group, Inc. (2) (16,700) (368,813)
Disco Corp. (2) (800) (163,377)
East Japan Railway Co. (2) (24,500) (482,909)
Eisai Co. Ltd. (2) (44,800) (1,247,109)
FANUC Corp. (2) (18,000) (490,424)
Fast Retailing Co. Ltd. (2) (2,900) (863,305)
FUJIFILM Holdings Corp. (2) (23,400) (448,320)
GMO Payment Gateway, Inc. (2) (11,700) (622,544)
Hamamatsu Photonics KK (2) (31,200) (304,152)
Hankyu Hanshin Holdings, Inc. (2) (7,600) (204,495)
Hitachi Ltd. (2) (31,100) (730,209)
Hoshizaki Corp. (2) (13,200) (510,954)
Hulic Co. Ltd. (2) (65,300) (626,828)
Ibiden Co. Ltd. (2) (9,600) (258,959)
Isetan Mitsukoshi Holdings Ltd. (2) (16,100) (233,481)
Japan Airlines Co. Ltd. (2) (13,200) (226,107)
Japan Airport Terminal Co. Ltd. (2) (11,400) (314,296)
JFE Holdings, Inc. (2) (15,800) (193,969)
Kadokawa Corp. (2) (26,100) (624,060)
Kansai Paint Co. Ltd. (2) (14,400) (205,856)
Kawasaki Heavy Industries Ltd. (2) (19,800) (1,195,130)
Keio Corp. (2) (16,900) (432,207)
Keisei Electric Railway Co. Ltd. (2) (47,800) (431,873)
INVESTMENTS SHARES VALUE ($)
Japan - (20.5)% (continued)
Kikkoman Corp. (2) (36,700) (354,033)
Kintetsu Group Holdings Co. Ltd.
(2) (8,900) (190,129)
Kobayashi Pharmaceutical Co.
Ltd. (2) (5,400) (204,569)
Kobe Bussan Co. Ltd. (2) (34,700) (807,900)
Kobe Steel Ltd. (2) (3,600) (41,785)
Kose Corp. (2) (1,300) (53,948)
Kubota Corp. (2) (64,100) (792,109)
Kurita Water Industries Ltd. (2) (8,900) (275,271)
Kyoto Financial Group, Inc. (2) (50,600) (776,979)
Kyowa Kirin Co. Ltd. (2) (7,700) (112,394)
Lasertec Corp. (2) (11,100) (954,050)
Lixil Corp. (2) (13,800) (159,610)
LY Corp. (2) (61,300) (207,571)
M3, Inc. (2) (40,100) (458,080)
Marui Group Co. Ltd. (2) (27,200) (494,578)
MatsukiyoCocokara & Co. (2) (14,600) (228,402)
Mitsubishi Estate Co. Ltd. (2) (21,700) (354,707)
Mitsubishi Heavy Industries Ltd. (2) (108,700) (1,866,771)
Mitsui Fudosan Co. Ltd. (2) (109,600) (981,476)
MonotaRO Co. Ltd. (2) (24,800) (463,282)
Nexon Co. Ltd. (2) (7,300) (99,983)
NIDEC Corp. (2) (33,800) (567,241)
Nikon Corp. (2) (2,500) (24,828)
Nippon Paint Holdings Co. Ltd. (2) (74,400) (558,711)
Nippon Sanso Holdings Corp. (2) (10,400) (315,480)
Nissan Chemical Corp. (2) (19,100) (568,668)
Nissan Motor Co. Ltd. (2) (465,500) (1,193,856)
Nissin Foods Holdings Co. Ltd. (2) (20,800) (424,536)
Niterra Co. Ltd. (2) (16,100) (491,137)
Nitori Holdings Co. Ltd. (2) (9,300) (909,907)
Nomura Research Institute Ltd. (2) (11,900) (387,373)
NTT Data Group Corp. (2) (47,200) (855,031)
Obic Co. Ltd. (2) (1,600) (46,133)
Odakyu Electric Railway Co. Ltd.
(2) (19,200) (189,832)
Olympus Corp. (2) (27,900) (365,231)
Omron Corp. (2) (29,200) (824,512)
Oracle Corp. Japan (2) (3,100) (326,223)
Oriental Land Co. Ltd. (2) (45,400) (895,321)
Pan Pacific International Holdings
Corp. (2) (11,300) (310,392)
Rakuten Bank Ltd. (2) (5,800) (252,210)
Rakuten Group, Inc. (2) (91,200) (523,211)
Recruit Holdings Co. Ltd. (2) (3,700) (191,702)
Renesas Electronics Corp. (2) (22,600) (303,126)
Resona Holdings, Inc. (2) (6,100) (53,264)
Resonac Holdings Corp. (2) (8,300) (165,895)
Rohm Co. Ltd. (2) (17,800) (171,977)
Rohto Pharmaceutical Co. Ltd. (2) (19,000) (284,500)
Sanrio Co. Ltd. (2) (10,700) (495,042)
Seibu Holdings, Inc. (2) (18,500) (410,025)
Sekisui House Ltd. (2) (39,600) (886,332)
SG Holdings Co. Ltd. (2) (40,000) (398,916)
Sharp Corp. (2) (12,300) (77,757)
Shimadzu Corp. (2) (4,400) (109,906)
Shimano, Inc. (2) (1,600) (224,661)
Shimizu Corp. (2) (34,700) (308,847)
Shin-Etsu Chemical Co. Ltd. (2) (10,300) (293,912)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (20.5)% (continued)
Shiseido Co. Ltd. (2) (39,200) (743,425)
SMC Corp. (2) (2,800) (1,001,963)
SoftBank Corp. (2) (30,600) (42,686)
SoftBank Group Corp. (2) (4,900) (250,635)
Sony Group Corp. (2) (31,600) (799,575)
SUMCO Corp. (2) (62,900) (426,228)
Sumitomo Electric Industries Ltd.
(2) (26,800) (447,290)
Sumitomo Forestry Co. Ltd. (2) (10,800) (325,605)
Sumitomo Metal Mining Co. Ltd.
(2) (20,700) (452,478)
Sumitomo Mitsui Financial Group,
Inc. (2) (1,700) (43,715)
Sysmex Corp. (2) (13,800) (263,442)
Taisei Corp. (2) (1,000) (44,512)
Takeda Pharmaceutical Co. Ltd. (2) (9,900) (293,424)
Terumo Corp. (2) (17,600) (331,162)
Tobu Railway Co. Ltd. (2) (2,500) (42,678)
Tokyo Electron Ltd. (2) (2,600) (356,545)
Tokyu Corp. (2) (8,000) (90,064)
TOTO Ltd. (2) (4,500) (116,951)
Toyota Motor Corp. (2) (79,200) (1,400,043)
Trend Micro, Inc. (2) (9,500) (641,326)
Unicharm Corp. (2) (98,000) (780,549)
Welcia Holdings Co. Ltd. (2) (8,400) (121,227)
West Japan Railway Co. (2) (2,800) (54,621)
Yakult Honsha Co. Ltd. (2) (6,400) (121,782)
Yamaha Corp. (2) (54,600) (423,713)
Yamaha Motor Co. Ltd. (2) (47,000) (376,297)
Yamato Holdings Co. Ltd. (2) (21,100) (276,512)
Yaskawa Electric Corp. (2) (38,900) (974,761)
Yokohama Rubber Co. Ltd. (The)
(2) (19,300) (445,028)
(55,907,290)
Luxembourg - ( 0 .1 ) %
Eurofins Scientific SE (2) (4,134) (220,519)
Netherlands - ( 1 .9 ) %
Adyen NV (2)(c) (394) (603,922)
Aegon Ltd. (2) (44,155) (290,003)
Akzo Nobel NV (2) (2,637) (162,401)
Argenx SE (2) (219) (129,231)
ASM International NV (2) (221) (100,708)
ASML Holding NV (2) (1,408) (931,776)
BE Semiconductor Industries NV
(2) (3,221) (336,615)
Heineken NV (2) (9,037) (736,881)
IMCD NV (2) (2,740) (364,644)
Koninklijke Vopak NV (2) (2,009) (87,281)
SBM Offshore NV (2) (8,077) (172,112)
Universal Music Group NV (2) (18,789) (518,821)
Wolters Kluwer NV (2) (4,341) (675,878)
(5,110,273)
Norway - ( 0 .5 ) %
DNB Bank ASA (2) (23,987) (631,163)
Gjensidige Forsikring ASA (11,602) (266,652)
Mowi ASA (2) (9,569) (177,384)
Salmar ASA (2) (1,394) (67,019)
INVESTMENTS SHARES VALUE ($)
Norway - (0.5)% (continued)
Schibsted ASA, Class A (2) (3,353) (90,359)
TOMRA Systems ASA (2) (16,957) (242,107)
(1,474,684)
Poland - ( 0 .1 ) %
InPost SA (2) (23,978) (351,908)
Portugal - ( 0 .1 ) %
Banco Comercial Portugues SA,
Class R (2) (336,851) (203,670)
Jeronimo Martins SGPS SA (4,927) (104,420)
(308,090)
Singapore - ( 1 .2 ) %
CapitaLand Investment Ltd. (2) (220,800) (446,569)
DBS Group Holdings Ltd. (2) (34,400) (1,181,341)
Grab Holdings Ltd., Class A (17,796) (80,616)
Keppel Ltd. (2) (175,900) (897,252)
Sea Ltd., ADR (330) (43,062)
Sembcorp Industries Ltd. (2) (16,800) (78,623)
Singapore Telecommunications
Ltd. (2) (265,200) (672,641)
(3,400,104)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (14,980) (419,865)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (15,081) (361,607)
Spain - ( 1 .7 ) %
Amadeus IT Group SA (2) (14,283) (1,093,835)
Cellnex Telecom SA (2)(c) (36,933) (1,312,923)
Fluidra SA (2) (11,220) (264,157)
Grifols SA (2) (48,608) (432,754)
Iberdrola SA (2) (61,140) (987,294)
Industria de Diseno Textil SA (2) (5,967) (297,108)
Redeia Corp. SA (2) (10,702) (214,803)
(4,602,874)
Sweden - ( 3 .4 ) %
AddTech AB, Class B (2) (13,747) (402,616)
Alfa Laval AB (2) (4,706) (201,770)
Assa Abloy AB, Class B (2) (30,356) (911,325)
Atlas Copco AB, Class A (2) (50,763) (810,859)
Autoliv, Inc. (5,877) (519,821)
Beijer Ref AB, Class B (2) (18,616) (261,878)
Castellum AB (2) (18,739) (206,521)
Electrolux AB, Class B (2) (11,226) (91,924)
Epiroc AB, Class A (2) (25,736) (518,177)
EQT AB (2) (24,379) (743,390)
Fastighets AB Balder, Class B (34,636) (216,738)
Hexagon AB, Class B (2) (67,876) (725,578)
Holmen AB, Class B (2) (7,044) (278,948)
Husqvarna AB, Class B (2) (10,170) (48,308)
Indutrade AB (2) (4,124) (114,284)
Lifco AB, Class B (2) (2,179) (77,297)
Nibe Industrier AB, Class B (2) (208,659) (793,636)
Sagax AB, Class B (2) (13,151) (275,921)
Skandinaviska Enskilda Banken
AB, Class A (2) (45,024) (740,702)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - (3.4)% (continued)
Svenska Cellulosa AB SCA, Class
B (2) (60,809) (802,326)
Svenska Handelsbanken AB,
Class A (2) (11,128) (125,763)
Tele2 AB, Class B (27,568) (371,759)
(9,239,541)
Switzerland - ( 4 .9 ) %
ABB Ltd. (Registered) (2) (11,261) (581,045)
Avolta AG (2) (4,533) (198,566)
Bachem Holding AG, Class B (2) (3,566) (210,624)
Baloise Holding AG (Registered)
(2) (2,356) (494,466)
Banque Cantonale Vaudoise
(Registered) (2) (4,230) (462,223)
Barry Callebaut AG (Registered)
(2) (1,289) (1,707,169)
Belimo Holding AG (Registered) (2) (142) (87,545)
Chocoladefabriken Lindt &
Spruengli AG (2) (18) (243,350)
Cie Financiere Richemont SA
(Registered) (2) (4,867) (849,612)
Clariant AG (Registered) (2) (21,126) (228,951)
DSM-Firmenich AG (2) (7,721) (764,365)
Galenica AG (2)(c) (576) (51,830)
Givaudan SA (Registered) (176) (755,565)
Julius Baer Group Ltd. (2) (4,965) (344,154)
Kuehne + Nagel International AG
(Registered) (2) (2,560) (591,183)
Lonza Group AG (Registered) (2) (1,809) (1,117,546)
Partners Group Holding AG (2) (731) (1,040,361)
Sandoz Group AG (2) (10,911) (457,542)
SIG Group AG (2) (42,848) (792,233)
Sika AG (Registered) (2) (2,498) (608,473)
Straumann Holding AG
(Registered) (2) (1,548) (187,407)
Swissquote Group Holding SA
(Registered) (2) (101) (43,626)
Temenos AG (Registered) (2) (2,551) (198,065)
VAT Group AG (2)(c) (2,880) (1,038,131)
Ypsomed Holding AG (Registered)
(2) (539) (208,641)
(13,262,673)
Thailand - ( 0 .0 ) % †
Fabrinet (418) (82,559)
United Kingdom - ( 4 .7 ) %
Admiral Group plc (2) (14,381) (530,948)
Ashtead Group plc (2) (8,185) (442,537)
AstraZeneca plc (2) (5,501) (807,793)
Bellway plc (2) (6,736) (207,576)
Bunzl plc (2) (1,278) (49,160)
Burberry Group plc (2) (47,613) (479,599)
ConvaTec Group plc (2)(c) (14,552) (48,612)
Croda International plc (2) (8,116) (308,341)
Diageo plc (2) (37,843) (988,938)
Diploma plc (2) (3,027) (151,529)
Entain plc (2) (7,738) (58,464)
Flutter Entertainment plc (749) (165,941)
Hiscox Ltd. (9,572) (145,408)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (4.7)% (continued)
Informa plc (2) (48,376) (485,061)
Legal & General Group plc (2) (378,509) (1,193,681)
M&G plc (2) (82,892) (213,526)
Melrose Industries plc (2) (49,088) (303,011)
National Grid plc (2) (101,466) (1,323,547)
Ocado Group plc (2) (72,583) (265,775)
Pennon Group plc (2) (48,869) (283,090)
Persimmon plc (2) (30,136) (466,114)
Reckitt Benckiser Group plc (2) (16,125) (1,090,381)
RELX plc (2) (11,349) (570,068)
Rentokil Initial plc (2) (116,995) (530,940)
Sage Group plc (The) (2) (2,839) (44,573)
Spirax Group plc (2) (3,375) (272,071)
SSE plc (2) (2,257) (46,491)
St James's Place plc (2) (8,688) (110,441)
Taylor Wimpey plc (2) (148,643) (208,842)
TechnipFMC plc (1,412) (44,746)
Unilever plc (2) (10,557) (629,905)
Weir Group plc (The) (2) (1,427) (43,109)
Whitbread plc (2) (2,613) (83,240)
Wise plc, Class A (2) (3,567) (43,785)
WPP plc (2) (38,815) (294,956)
(12,932,199)
United States - ( 85 .5 ) %
10X Genomics, Inc., Class A (45,945) (401,100)
AAON, Inc. (8,849) (691,372)
Acadia Healthcare Co., Inc. (22,812) (691,660)
Advance Auto Parts, Inc. (5,528) (216,753)
Advanced Drainage Systems, Inc. (4,321) (469,477)
Advanced Micro Devices, Inc. (6,448) (662,468)
AECOM (822) (76,224)
AES Corp. (The) (13,685) (169,968)
Affirm Holdings, Inc., Class A (5,174) (233,813)
Aflac, Inc. (7,197) (800,234)
AGCO Corp. (5,461) (505,525)
Air Lease Corp., Class A (16,153) (780,351)
Air Products and Chemicals, Inc. (5,343) (1,575,758)
Alaska Air Group, Inc. (11,380) (560,124)
Albemarle Corp. (14,319) (1,031,254)
Alcoa Corp. (11,013) (335,897)
Allegion plc (1,073) (139,984)
Alliant Energy Corp. (699) (44,981)
Ally Financial, Inc. (5,724) (208,754)
Alnylam Pharmaceuticals, Inc. (1,446) (390,449)
Amazon.com, Inc. (7,051) (1,341,523)
Amcor plc (34,809) (337,647)
Amentum Holdings, Inc. (28,361) (516,170)
Ameren Corp. (447) (44,879)
American Express Co. (1,728) (464,918)
American Financial Group, Inc. (924) (121,358)
American Water Works Co., Inc. (3,696) (545,234)
AMETEK, Inc. (4,029) (693,552)
Amphenol Corp., Class A (4,084) (267,870)
Analog Devices, Inc. (710) (143,186)
Antero Resources Corp. (19,785) (800,105)
Aon plc, Class A (4,102) (1,637,066)
APA Corp. (11,428) (240,217)
Apellis Pharmaceuticals, Inc. (23,890) (522,474)
API Group Corp. (17,812) (636,957)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (85.5)% (continued)
Apollo Global Management, Inc. (11,841) (1,621,506)
Appfolio, Inc., Class A (1,283) (282,132)
Apple, Inc. (2,449) (543,996)
AppLovin Corp., Class A (595) (157,657)
AptarGroup, Inc. (2,242) (332,668)
Arch Capital Group Ltd. (2,024) (194,668)
Armstrong World Industries, Inc. (854) (120,312)
Arthur J Gallagher & Co. (3,307) (1,141,709)
Ashland, Inc. (3,695) (219,077)
ATI, Inc. (6,106) (317,695)
Autodesk, Inc. (675) (176,715)
Automatic Data Processing, Inc. (2,566) (783,990)
AutoZone, Inc. (207) (789,245)
Avery Dennison Corp. (924) (164,444)
Avis Budget Group, Inc. (3,158) (239,692)
Axon Enterprise, Inc. (368) (193,550)
AZEK Co., Inc. (The), Class A (5,961) (291,433)
Azenta, Inc. (15,452) (535,257)
Baker Hughes Co., Class A (11,460) (503,667)
Ball Corp. (17,439) (908,049)
Bank of America Corp. (17,457) (728,481)
Bath & Body Works, Inc. (7,885) (239,073)
Baxter International, Inc. (12,301) (421,063)
Becton Dickinson & Co. (2,398) (549,286)
Bentley Systems, Inc., Class B (8,634) (339,662)
BILL Holdings, Inc. (6,007) (275,661)
BioMarin Pharmaceutical, Inc. (5,599) (395,793)
Bio-Rad Laboratories, Inc., Class A (1,400) (340,984)
Bio-Techne Corp. (2,604) (152,673)
BJ's Wholesale Club Holdings, Inc. (392) (44,727)
Blackbaud, Inc. (2,047) (127,016)
Blackrock, Inc. (553) (523,403)
Blackstone, Inc. (7,128) (996,352)
Block, Inc., Class A (6,804) (369,661)
Blue Owl Capital, Inc., Class A (13,600) (272,544)
Boeing Co. (The) (12,417) (2,117,718)
Boston Scientific Corp. (8,621) (869,686)
Bright Horizons Family Solutions,
Inc. (1,635) (207,710)
Brink's Co. (The) (595) (51,265)
Broadridge Financial Solutions,
Inc. (2,614) (633,790)
Brown & Brown, Inc. (359) (44,660)
Brown-Forman Corp., Class B (18,441) (625,888)
BRP, Inc. (4,586) (154,848)
Bruker Corp. (11,069) (462,020)
Brunswick Corp. (10,262) (552,609)
Burlington Stores, Inc. (2,439) (581,287)
Caesars Entertainment, Inc. (9,147) (228,675)
Capri Holdings Ltd. (15,391) (303,664)
CarMax, Inc. (8,108) (631,775)
Carpenter Technology Corp. (1,336) (242,056)
Carrier Global Corp. (18,644) (1,182,030)
Carvana Co., Class A (1,967) (411,260)
Caterpillar, Inc. (2,203) (726,549)
Cava Group, Inc. (4,964) (428,939)
Cboe Global Markets, Inc. (846) (191,441)
CCC Intelligent Solutions Holdings,
Inc. (24,364) (220,007)
CDW Corp. (3,357) (537,993)
INVESTMENTS SHARES VALUE ($)
United States - (85.5)% (continued)
Celanese Corp., Class A (3,673) (208,516)
Celsius Holdings, Inc. (6,345) (226,009)
CenterPoint Energy, Inc. (14,227) (515,444)
Certara, Inc. (26,523) (262,578)
CH Robinson Worldwide, Inc. (2,512) (257,229)
Charles River Laboratories
International, Inc. (1,739) (261,754)
Charles Schwab Corp. (The) (18,546) (1,451,781)
Chart Industries, Inc. (1,600) (230,976)
Chemours Co. (The) (52,744) (713,626)
Cheniere Energy, Inc. (2,488) (575,723)
Chewy, Inc., Class A (1,541) (50,098)
Chipotle Mexican Grill, Inc., Class
A (8,676) (435,622)
Chord Energy Corp. (4,063) (457,981)
Church & Dwight Co., Inc. (5,227) (575,440)
Churchill Downs, Inc. (3,020) (335,431)
Clarivate plc (24,660) (96,914)
Clearway Energy, Inc., Class C (6,618) (200,327)
Cleveland-Cliffs, Inc. (66,133) (543,613)
Clorox Co. (The) (4,130) (608,143)
Cloudflare, Inc., Class A (2,292) (258,285)
CME Group, Inc. (169) (44,834)
CNH Industrial NV (53,428) (656,096)
CNH Industrial NV (2) (12,685) (155,357)
CNX Resources Corp. (9,942) (312,974)
Cognex Corp. (24,143) (720,186)
Coherent Corp. (6,559) (425,941)
Coinbase Global, Inc., Class A (1,527) (262,995)
Comfort Systems USA, Inc. (993) (320,074)
Commerce Bancshares, Inc. (3,826) (238,092)
Conagra Brands, Inc. (9,157) (244,217)
Confluent, Inc., Class A (30,993) (726,476)
ConocoPhillips (9,832) (1,032,557)
Constellation Brands, Inc., Class A (1,235) (226,647)
Constellation Energy Corp. (2,300) (463,749)
Cooper Cos., Inc. (The) (5,583) (470,926)
Core & Main, Inc., Class A (15,609) (754,071)
Corning, Inc. (11,416) (522,624)
Corteva, Inc. (8,672) (545,729)
CoStar Group, Inc. (19,955) (1,581,035)
Coty, Inc., Class A (15,054) (82,345)
Crane Co. (440) (67,399)
Credit Acceptance Corp. (1,025) (529,259)
CRH plc (2,707) (238,135)
Crocs, Inc. (2,113) (224,401)
Crowdstrike Holdings, Inc., Class A (1,293) (455,886)
Crown Holdings, Inc. (5,903) (526,902)
CSL Ltd. (2) (9,109) (1,433,659)
CSX Corp. (11,869) (349,305)
Cullen/Frost Bankers, Inc. (3,710) (464,492)
Danaher Corp. (3,002) (615,410)
Darling Ingredients, Inc. (5,808) (181,442)
Datadog, Inc., Class A (2,525) (250,505)
DaVita, Inc. (289) (44,208)
Dayforce, Inc. (16,717) (975,103)
Deere & Co. (3,760) (1,764,755)
Dexcom, Inc. (6,138) (419,164)
Dollar General Corp. (5,092) (447,740)
Dollar Tree, Inc. (6,458) (484,802)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (85.5)% (continued)
Dominion Energy, Inc. (20,334) (1,140,127)
DoubleVerify Holdings, Inc. (6,735) (90,047)
Dow, Inc. (17,963) (627,268)
DR Horton, Inc. (3,927) (499,240)
DraftKings, Inc., Class A (9,974) (331,237)
DTE Energy Co. (326) (45,076)
Duke Energy Corp. (4,158) (507,151)
Dun & Bradstreet Holdings, Inc. (20,253) (181,062)
Duolingo, Inc., Class A (133) (41,302)
DuPont de Nemours, Inc. (4,774) (356,522)
Dutch Bros, Inc., Class A (8,853) (546,584)
Eaton Corp. plc (2,523) (685,827)
Ecolab, Inc. (936) (237,295)
Edwards Lifesciences Corp. (5,653) (409,729)
Elastic NV (1,998) (178,022)
Element Solutions, Inc. (2,410) (54,490)
elf Beauty, Inc. (5,035) (316,148)
Eli Lilly & Co. (776) (640,906)
Emerson Electric Co. (1,082) (118,630)
Enovis Corp. (10,296) (393,410)
Enphase Energy, Inc. (5,407) (335,504)
Ensign Group, Inc. (The) (4,471) (578,547)
Entegris, Inc. (5,532) (483,939)
EPAM Systems, Inc. (1,513) (255,455)
Equifax, Inc. (2,987) (727,514)
Erie Indemnity Co., Class A (1,324) (554,822)
Essent Group Ltd. (957) (55,238)
Essential Utilities, Inc. (6,228) (246,193)
Estee Lauder Cos., Inc. (The),
Class A (11,463) (756,558)
Eversource Energy (8,552) (531,165)
Everus Construction Group, Inc. (3,240) (120,172)
Exact Sciences Corp. (11,565) (500,649)
ExlService Holdings, Inc. (1,941) (91,635)
Expand Energy Corp. (9,635) (1,072,568)
Expeditors International of
Washington, Inc. (4,499) (541,005)
Experian plc (2) (1,109) (51,386)
Exxon Mobil Corp. (5,038) (599,169)
FactSet Research Systems, Inc. (604) (274,603)
FedEx Corp. (1,885) (459,525)
Ferguson Enterprises, Inc. (2,639) (422,847)
Ferrovial SE (2) (28,440) (1,272,057)
First American Financial Corp. (13,633) (894,734)
First Citizens BancShares, Inc.,
Class A (82) (152,038)
First Financial Bankshares, Inc. (13,507) (485,171)
First Hawaiian, Inc. (3,409) (83,316)
FirstEnergy Corp. (5,857) (236,740)
Five Below, Inc. (5,700) (427,073)
Five9, Inc. (11,751) (319,040)
Flagstar Financial, Inc. (63,373) (736,394)
Floor & Decor Holdings, Inc., Class
A (6,247) (502,696)
FMC Corp. (10,741) (453,163)
Ford Motor Co. (68,628) (688,339)
Fortive Corp. (3,000) (219,540)
Fortrea Holdings, Inc. (19,527) (147,429)
Fortune Brands Innovations, Inc. (3,696) (225,012)
Freeport-McMoRan, Inc. (5,164) (195,509)
INVESTMENTS SHARES VALUE ($)
United States - (85.5)% (continued)
Freshpet, Inc. (5,062) (421,007)
FTI Consulting, Inc. (615) (100,909)
GATX Corp. (2,770) (430,098)
Generac Holdings, Inc. (1,152) (145,901)
General Mills, Inc. (9,474) (566,450)
Gentex Corp. (15,914) (370,796)
Genuine Parts Co. (9,601) (1,143,863)
GFL Environmental, Inc. (13,638) (658,752)
Gitlab, Inc., Class A (6,823) (320,681)
Glacier Bancorp, Inc. (19,502) (862,378)
Globant SA (3,691) (434,505)
Goldman Sachs Group, Inc. (The) (515) (281,339)
Goodyear Tire & Rubber Co. (The) (33,602) (310,482)
Graphic Packaging Holding Co. (10,447) (271,204)
Grocery Outlet Holding Corp. (26,709) (373,392)
Guidewire Software, Inc. (1,749) (327,693)
GXO Logistics, Inc. (10,025) (391,777)
Haemonetics Corp. (6,938) (440,910)
Haleon plc (2) (185,497) (936,798)
Halliburton Co. (9,109) (231,095)
Hamilton Lane, Inc., Class A (1,078) (160,266)
Hancock Whitney Corp. (5,175) (271,429)
Harley-Davidson, Inc. (10,203) (257,626)
Hasbro, Inc. (5,573) (342,684)
Hayward Holdings, Inc. (17,923) (249,488)
HCA Healthcare, Inc. (129) (44,576)
HealthEquity, Inc. (6,792) (600,209)
HEICO Corp. (567) (151,497)
Hershey Co. (The) (2,369) (405,170)
Hilton Grand Vacations, Inc. (27,141) (1,015,345)
Home BancShares, Inc. (5,395) (152,517)
Home Depot, Inc. (The) (4,277) (1,567,478)
Honeywell International, Inc. (1,850) (391,738)
Hormel Foods Corp. (12,946) (400,549)
Howard Hughes Holdings, Inc. (3,669) (271,800)
Huntsman Corp. (38,119) (601,899)
Hyatt Hotels Corp., Class A (5,033) (616,543)
IDACORP, Inc. (2,451) (284,855)
IDEX Corp. (3,254) (588,876)
Illinois Tool Works, Inc. (2,098) (520,325)
Illumina, Inc. (3,618) (287,052)
Ingersoll Rand, Inc. (9,724) (778,212)
Inspire Medical Systems, Inc. (3,637) (579,301)
Insulet Corp. (2,290) (601,377)
Intel Corp. (31,778) (721,678)
Intercontinental Exchange, Inc. (250) (43,125)
International Flavors & Fragrances,
Inc. (8,196) (636,092)
International Paper Co. (10,959) (584,663)
Intuitive Surgical, Inc. (823) (407,607)
Ionis Pharmaceuticals, Inc. (38,542) (1,162,812)
Iridium Communications, Inc. (15,871) (433,596)
J M Smucker Co. (The) (5,213) (617,271)
Jacobs Solutions, Inc. (1,102) (133,221)
James Hardie Industries plc,
CHESS (2) (33,376) (796,495)
JB Hunt Transport Services, Inc. (524) (77,526)
JPMorgan Chase & Co. (6,010) (1,474,253)
Kemper Corp. (2,020) (135,037)
Kenvue, Inc. (32,676) (783,570)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (85.5)% (continued)
Keurig Dr Pepper, Inc. (1,881) (64,368)
KeyCorp (64,659) (1,033,897)
Keysight Technologies, Inc. (2,620) (392,397)
Kinsale Capital Group, Inc. (1,063) (517,373)
KKR & Co., Inc. (8,278) (957,020)
Knife River Corp. (1,290) (116,371)
Knight-Swift Transportation
Holdings, Inc., Class A (2,347) (102,071)
Labcorp Holdings, Inc. (2,937) (683,557)
Lamb Weston Holdings, Inc. (11,608) (618,706)
Las Vegas Sands Corp. (8,914) (344,348)
Lattice Semiconductor Corp. (12,831) (672,986)
Leggett & Platt, Inc. (13,900) (109,949)
Liberty Media Corp.-Liberty Live,
Class C (12,538) (854,339)
Light & Wonder, Inc. (1,115) (96,570)
Linde plc (1,075) (500,563)
Littelfuse, Inc. (1,663) (327,179)
LivaNova plc (2,417) (94,940)
Live Nation Entertainment, Inc. (812) (106,031)
LKQ Corp. (6,064) (257,963)
Lowe's Cos., Inc. (2,369) (552,522)
LPL Financial Holdings, Inc. (1,628) (532,584)
Lucid Group, Inc. (115,697) (279,987)
Lululemon Athletica, Inc. (879) (248,810)
Lyft, Inc., Class A (20,830) (247,252)
Madison Square Garden Sports
Corp., Class A (2,184) (425,268)
Maplebear, Inc. (7,403) (295,306)
Marathon Petroleum Corp. (2,977) (433,719)
MarketAxess Holdings, Inc. (1,008) (218,081)
Marriott International, Inc., Class A (2,554) (608,363)
Marriott Vacations Worldwide Corp. (3,359) (215,782)
Marsh & McLennan Cos., Inc. (5,979) (1,459,055)
Martin Marietta Materials, Inc. (1,735) (829,556)
Marvell Technology, Inc. (6,183) (380,687)
Masimo Corp. (2,399) (399,673)
MasTec, Inc. (1,332) (155,458)
McCormick & Co., Inc.
(Non-Voting) (11,485) (945,330)
MGM Resorts International (8,247) (244,441)
Microchip Technology, Inc. (23,849) (1,154,530)
MicroStrategy, Inc., Class A (1,949) (561,838)
MKS Instruments, Inc. (1,336) (107,080)
Moderna, Inc. (23,980) (679,833)
Mondelez International, Inc., Class
A (7,271) (493,337)
MongoDB, Inc., Class A (3,077) (539,706)
Moody's Corp. (858) (399,562)
Morgan Stanley (4,018) (468,780)
Mosaic Co. (The) (2,802) (75,682)
Motorola Solutions, Inc. (2,346) (1,027,102)
MP Materials Corp. (21,761) (531,186)
MSA Safety, Inc. (603) (88,454)
MSCI, Inc., Class A (363) (205,277)
Nasdaq, Inc. (6,805) (516,227)
nCino, Inc. (11,807) (324,338)
Neogen Corp. (68,411) (593,123)
Nestle SA (Registered) (2) (8,857) (895,059)
New Fortress Energy, Inc. (4,767) (39,614)
INVESTMENTS SHARES VALUE ($)
United States - (85.5)% (continued)
New Jersey Resources Corp. (5,061) (248,293)
Newell Brands, Inc. (54,495) (337,869)
Newmont Corp. (16,466) (794,978)
NextEra Energy, Inc. (18,464) (1,308,913)
NEXTracker, Inc., Class A (1,809) (76,231)
NIKE, Inc., Class B (16,585) (1,052,816)
Nordson Corp. (2,814) (567,640)
Norfolk Southern Corp. (3,318) (785,868)
Northrop Grumman Corp. (764) (391,176)
Novanta, Inc. (5,341) (682,954)
Nucor Corp. (2,992) (360,057)
nVent Electric plc (7,170) (375,851)
NVIDIA Corp. (8,329) (902,697)
NVR, Inc. (33) (239,065)
Occidental Petroleum Corp. (13,804) (681,365)
Okta, Inc., Class A (1,052) (110,691)
Old Dominion Freight Line, Inc. (1,425) (235,766)
Olin Corp. (13,061) (316,599)
Ollie's Bargain Outlet Holdings,
Inc. (1,936) (225,273)
ON Semiconductor Corp. (3,481) (141,642)
ONE Gas, Inc. (4,230) (319,746)
ONEOK, Inc. (2,097) (208,064)
Onto Innovation, Inc. (1,159) (140,633)
Option Care Health, Inc. (9,562) (334,192)
Oracle Corp. (3,708) (518,415)
Ormat Technologies, Inc. (3,214) (227,455)
Otis Worldwide Corp. (6,237) (643,658)
Palo Alto Networks, Inc. (1,405) (239,749)
Paramount Global, Class B (13,932) (166,627)
Parker-Hannifin Corp. (603) (366,534)
Parsons Corp. (4,500) (266,445)
Paycom Software, Inc. (832) (181,775)
Paylocity Holding Corp. (2,916) (546,283)
PBF Energy, Inc., Class A (13,016) (248,475)
Penn Entertainment, Inc. (15,642) (255,121)
Penumbra, Inc. (2,580) (689,918)
Permian Resources Corp., Class A (21,274) (294,645)
Perrigo Co. plc (8,648) (242,490)
Pfizer, Inc. (44,065) (1,116,607)
PG&E Corp. (17,958) (308,518)
Planet Fitness, Inc., Class A (4,041) (390,401)
Plug Power, Inc. (45,474) (61,390)
Polaris, Inc. (4,471) (183,043)
Pool Corp. (2,055) (654,209)
Power Integrations, Inc. (6,318) (319,059)
PPG Industries, Inc. (1,393) (152,325)
PPL Corp. (16,731) (604,156)
Primerica, Inc. (476) (135,436)
Principal Financial Group, Inc. (2,140) (180,552)
Progressive Corp. (The) (2,167) (613,283)
PTC, Inc. (979) (151,696)
Public Service Enterprise Group,
Inc. (11,989) (986,695)
Quanta Services, Inc. (3,103) (788,721)
QuantumScape Corp. (156,598) (651,448)
Quest Diagnostics, Inc. (6,048) (1,023,322)
QuidelOrtho Corp. (4,834) (169,045)
Range Resources Corp. (5,973) (238,502)
RBC Bearings, Inc. (604) (194,349)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (85.5)% (continued)
Repligen Corp. (7,656) (974,149)
Republic Services, Inc., Class A (4,545) (1,100,617)
Revvity, Inc. (3,242) (343,004)
RH (4,470) (1,047,813)
Rivian Automotive, Inc., Class A (10,797) (134,423)
RLI Corp. (6,060) (486,800)
Robinhood Markets, Inc., Class A (14,154) (589,089)
Rocket Cos., Inc., Class A (3,349) (40,422)
Rockwell Automation, Inc. (1,915) (494,798)
Roivant Sciences Ltd. (45,801) (462,132)
Roku, Inc., Class A (1,719) (121,086)
Rollins, Inc. (820) (44,305)
Ross Stores, Inc. (3,633) (464,261)
Royal Caribbean Cruises Ltd. (1,337) (274,673)
Ryan Specialty Holdings, Inc.,
Class A (15,722) (1,161,384)
S&P Global, Inc. (933) (474,057)
Saia, Inc. (3,092) (1,080,438)
Samsara, Inc., Class A (1,479) (56,690)
Sanofi SA (2) (2,298) (254,439)
Schlumberger NV (12,940) (540,892)
Schneider Electric SE (2) (5,557) (1,282,808)
Sealed Air Corp. (6,755) (195,220)
Selective Insurance Group, Inc. (1,892) (173,194)
Sempra (5,406) (385,772)
SentinelOne, Inc., Class A (18,659) (339,221)
SharkNinja, Inc. (1,197) (99,842)
Sherwin-Williams Co. (The) (1,860) (649,493)
Shift4 Payments, Inc., Class A (1,930) (157,700)
Silicon Laboratories, Inc. (4,528) (509,717)
Simpson Manufacturing Co., Inc. (3,034) (476,581)
Sirius XM Holdings, Inc. (12,594) (283,932)
SiteOne Landscape Supply, Inc. (2,045) (248,345)
SLM Corp. (24,832) (729,316)
Snap, Inc., Class A (86,908) (756,969)
SoFi Technologies, Inc. (23,784) (276,608)
Somnigroup International, Inc. (12,605) (754,787)
Sonoco Products Co. (15,877) (750,029)
Sotera Health Co. (44,876) (523,254)
Southern Co. (The) (5,551) (510,414)
SouthState Corp. (4,642) (430,870)
Southwest Airlines Co. (17,614) (591,478)
Southwest Gas Holdings, Inc. (5,637) (404,737)
Spectrum Brands Holdings, Inc. (2,510) (179,591)
Stanley Black & Decker, Inc. (3,565) (274,077)
Starbucks Corp. (2,227) (218,446)
Stellantis NV (2) (55,130) (618,343)
Stryker Corp. (896) (333,536)
Super Micro Computer, Inc. (4,481) (153,429)
Synaptics, Inc. (3,176) (202,375)
Synovus Financial Corp. (2,627) (122,786)
Sysco Corp. (3,046) (228,572)
Take-Two Interactive Software, Inc. (3,385) (701,541)
Targa Resources Corp. (295) (59,139)
Target Corp. (1,372) (143,182)
Teledyne Technologies, Inc. (701) (348,895)
Tesla, Inc. (4,980) (1,290,617)
Tetra Tech, Inc. (8,738) (255,587)
Texas Capital Bancshares, Inc. (4,815) (359,681)
Texas Instruments, Inc. (5,482) (985,115)
INVESTMENTS SHARES VALUE ($)
United States - (85.5)% (continued)
The Campbell's Co. (16,797) (670,536)
Thermo Fisher Scientific, Inc. (906) (450,826)
TJX Cos., Inc. (The) (8,179) (996,202)
Toast, Inc., Class A (14,321) (475,028)
TopBuild Corp. (2,031) (619,353)
Toro Co. (The) (4,260) (309,915)
TPG, Inc. (11,132) (527,991)
Tractor Supply Co. (7,325) (403,608)
Trade Desk, Inc. (The), Class A (10,237) (560,169)
Tradeweb Markets, Inc., Class A (302) (44,835)
Trane Technologies plc (1,452) (489,208)
TransDigm Group, Inc. (310) (428,820)
TransUnion (2,601) (215,857)
Trex Co., Inc. (20,823) (1,209,816)
Truist Financial Corp. (43,603) (1,794,262)
Twilio, Inc., Class A (1,778) (174,084)
TXNM Energy, Inc. (7,597) (406,288)
Uber Technologies, Inc. (16,225) (1,182,154)
Ulta Beauty, Inc. (652) (238,984)
Ultragenyx Pharmaceutical, Inc. (8,952) (324,152)
UMB Financial Corp. (2,945) (297,740)
Under Armour, Inc., Class A (96,572) (603,575)
Union Pacific Corp. (1,538) (363,337)
United Parcel Service, Inc., Class
B (8,660) (952,513)
United Rentals, Inc. (743) (465,638)
UnitedHealth Group, Inc. (1,285) (673,019)
Unity Software, Inc. (16,427) (321,805)
UWM Holdings Corp., Class A (10,244) (55,932)
Vail Resorts, Inc. (1,328) (212,507)
Valaris Ltd. (12,964) (508,967)
Valmont Industries, Inc. (224) (63,923)
Valvoline, Inc. (17,993) (626,336)
Vertiv Holdings Co., Class A (7,869) (568,142)
VF Corp. (25,349) (393,416)
Visa, Inc., Class A (126) (44,158)
Visteon Corp. (5,783) (448,876)
Vulcan Materials Co. (4,614) (1,076,446)
Waste Management, Inc. (6,434) (1,489,535)
Weatherford International plc (9,300) (498,015)
WEC Energy Group, Inc. (7,895) (860,397)
Wells Fargo & Co. (8,376) (601,313)
Wendy's Co. (The) (9,785) (143,155)
West Pharmaceutical Services,
Inc. (2,501) (559,924)
Western Alliance Bancorp (7,677) (589,824)
Western Digital Corp. (8,626) (348,749)
WEX, Inc. (2,427) (381,088)
Whirlpool Corp. (4,150) (374,040)
White Mountains Insurance Group
Ltd. (184) (354,349)
Williams Cos., Inc. (The) (5,096) (304,537)
Willis Towers Watson plc (1,623) (548,493)
WillScot Holdings Corp. (23,815) (662,057)
Wingstop, Inc. (1,981) (446,874)
Wintrust Financial Corp. (886) (99,640)
Wolfspeed, Inc. (49,229) (150,641)
Workday, Inc., Class A (2,287) (534,083)
WW Grainger, Inc. (585) (577,881)
Wynn Resorts Ltd. (2,627) (219,355)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (85.5)% (continued)
XPO, Inc. (9,048) (973,384)
Xylem, Inc. (6,065) (724,525)
Zebra Technologies Corp., Class A (1,280) (361,677)
Zillow Group, Inc., Class C (10,767) (738,186)
Zoetis, Inc., Class A (2,799) (460,855)
ZoomInfo Technologies, Inc., Class
A (24,745) (247,450)
Zscaler, Inc. (1,211) (240,287)
(233,299,960)
Zambia - ( 0 .3 ) %
First Quantum Minerals Ltd. (58,135) (781,705)
TOTAL COMMON STOCKS
(Proceeds $(511,353,895))                                                     (425,007,208)
PREFERRED STOCKS - (0.8)%
Germany - ( 0 .8 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (9,385) (470,028)
Sartorius AG (Preference) (2) (3,151) (734,562)
Volkswagen AG (Preference) (2) (9,501) (969,464)
TOTAL PREFERRED STOCKS
(Proceeds $(3,146,742))                                                     (2,174,054)
NO. OF
RIGHTS
RIGHTS - (0.0)% †
Belgium - ( 0 .0 ) % †
Elia Group SA/NV, expiring
4/3/2025 (5,852) (28,551)
Italy - 0 .0%
DiaSorin SpA, expiring 4/30/2025
(3) (721) –
TOTAL RIGHTS
(Cost $–) (28,551)
NO. OF
WARRANTS
WARRANTS - (0.0)% †
Canada - ( 0 .0 ) % †
Cenovus Energy, Inc.,
expiring 1/1/2026
(Proceeds $–) (674) (6,323)
TOTAL SHORT POSITIONS
(Proceeds $(514,500,637)) (427,216,136)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 84.2%
(Cost $23,560,116) 229,867,076
OTHER ASSETS IN EXCESS OF
LIABILITIES - 15.8% ‡ 43,018,393
NET ASSETS - 100.0% 272,885,469
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 12,282,074 4 .4%
Consumer Discretionary (12,542,019) ( 4 .7 )
Consumer Staples 3,283,648 1 .2
Energy (1,501,844) ( 0 .6 )
Financials 39,787,203 14 .6
Health Care 2,874,583 1 .1
Industrials 2,380,284 0 .9
Information Technology 12,178,022 4 .5
Materials (13,218,238) ( 4 .8 )
Real Estate (2,209,073) ( 0 .8 )
Utilities 4,655,847 1 .7
Investment Companies 153,120,378 56 .2
U.S. Treasury Obligations 28,776,211 10 .5
Total Investments In Securities
At Value 229,867,076 84 .2
Other Assets in Excess of
Liabilities ‡ 43,018,393 15 .8
Net Assets
$ 272,885,469 100 .0%

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2025 amounted to $457,817,022, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $554,564 were also segregated. In addition, $2,565,353 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at March 31, 2025 amounted to $58,745,518. Additional securities sold but not yet settled totaling $554,564 were also rehypothecated.
(c) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $(918,546), which represents (0.34)% of net assets of the Fund.
(d) Represents 7-day effective yield as of March 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2025 amounted to $(6,332), which represents (0.00)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Forward effective interest rate swap contracts outstanding as of March 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 6/16/2027 CAD 25,200,000 $ 26,385 $ 43,013 $ 69,398
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 65,900,000 136,903 61,249 198,152
Pay 1D SOFR Annual 4.00% Annual 6/20/2035 USD 100,000 1,041 972 2,013
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 6,600,000 57,268 76,759 134,027
Pay 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 29,900,000 (82,657) 93,567 10,910
Pay 1D SONIA Annual 4.00% Annual 9/15/2027 GBP 16,600,000 678 24,944 25,622
Pay 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 4,261,800,000 20,383 (2,301) 18,082
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 24,100,000 32,993 2,925 35,918
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 160,000,000 109,611 97,907 207,518
Pay 3M STIBOR Qtrly 2.50% Annual 6/16/2027 SEK 181,500,000 (3,606) 12,293 8,687
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 46,300,000 227,813 185,757 413,570
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 9,400,000 76,138 (1,898) 74,240
Receive 1D SOFR Annual 3.50% Annual 6/16/2027 USD 99,400,000 417,565 (174,006) 243,559
Receive 1D SOFR Annual 3.50% Annual 9/15/2027 USD 62,200,000 190,948 (135,055) 55,893
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 2,100,000 (51,229) 91,809 40,580
Receive 3M BBR Qtrly 3.50% Qtrly 6/10/2027 AUD 250,600,000 381,422 (172,116) 209,306
Receive 3M BBR Qtrly 3.50% Qtrly 9/09/2027 AUD 135,300,000 173,946 (111,978) 61,968
Receive 6M EURIBOR Semi 2.50% Annual 6/20/2035 EUR 15,500,000 (48,207) 292,197 243,990
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 5,200,000 97,476 (6,254) 91,222
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 59,500,000 2,966 30,069 33,035
1,767,837 409,853 2,177,690
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 400,000 (1,200) (960) (2,160)
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 32,000,000 (200,631) 93,135 (107,496)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 700,000 (11,233) 152 (11,081)
Pay 3M STIBOR Qtrly 2.50% Annual 9/15/2027 SEK 108,000,000 (4,042) 3,416 (626)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 68,000,000 (402,563) 168,847 (233,716)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 63,300,000 (462,415) 235,556 (226,859)
Receive 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 5,300,000 (29,819) (55,965) (85,784)
Receive 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 6,600,000 (150,900) 53,033 (97,867)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 826,200,000 $ (28,384) $ 18,560 $ (9,824)
Receive 1D TONAR Annual 1.50% Annual 6/20/2035 JPY 447,900,000 (32,961) (11,674) (44,635)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 889,900,000 (77,510) 7,490 (70,020)
(1,401,658) 511,590 (890,068)
$ 366,179 $ 921,443 $ 1,287,622
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.77%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.41%
1 Day Sterling Overnight Index Average (“SONIA”): 4.46%
1 Day Swiss Average Rate Overnight (“SARON”): 0.21%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.13%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.36%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.30%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.34%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.67%
Total return swap contracts outstanding as of March 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 04/17/2025 EUR (16,195,860) $ 379,127
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 04/16/2025 BRL 36,151,308 21,519
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.90%)
Increases in
total return of
reference entity
Monthly BANA 06/18/2025 BRL 2,863,874 15,270

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Stock
Exchange 35
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TELBOR plus or
minus a specified
spread (0.26%)
Monthly BANA 06/18/2025 ILS (2,037,067) $ 17,449
Total unrealized appreciation 433,365
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 04/29/2025 HKD 17,038,000 (43,883)
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 04/29/2025 HKD 35,779,800 (93,113)
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 06/12/2025 KRW 7,176,700,000 (69,167)
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 06/20/2025 CHF 22,460,400 (776,260)
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/16/2025 TWD 24,916,800 (34,394)
WIG20 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 06/20/2025 PLN 1,288,800 (7,182)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.05%)
Monthly BANA 06/18/2025 AUD (412,007) (1,623)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and pays
the TIIEOIS
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly BANA 06/18/2025 MXN 10,971,557 (2,713)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.25%)
Monthly BANA 06/18/2025 ZAR (15,220,688) (33,120)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-1.42%)
Increases in
total return of
reference entity
Monthly BANA 06/18/2025 SEK 3,962,875 $ (17,364)
Total unrealized depreciation (1,078,819)
Net unrealized depreciation $ (645,454)
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 588 4/2025 USD $ 43,964,760 $ 1,892,282
Hang Seng Index 15 4/2025 HKD 2,232,425 (43,472)
HSCEI 39 4/2025 HKD 2,134,827 (35,474)
IBEX 35 Index 153 4/2025 EUR 21,705,749 (279,836)
IFSC NIFTY 50 Index 9 4/2025 USD 420,633 (118)
LME Aluminum Base Metal 1 4/2025 USD 62,916 (2,474)
LME Aluminum Base Metal 2 4/2025 USD 126,095 (5,098)
LME Aluminum Base Metal 2 4/2025 USD 125,808 984
LME Aluminum Base Metal 3 4/2025 USD 189,086 (6,256)
LME Aluminum Base Metal 4 4/2025 USD 252,040 (8,636)
LME Copper Base Metal 1 4/2025 USD 241,704 14,735
LME Copper Base Metal 2 4/2025 USD 483,384 32,354
LME Copper Base Metal 4 4/2025 USD 967,823 49,138
LME Copper Base Metal 4 4/2025 USD 967,923 56,688
LME Copper Base Metal 6 4/2025 USD 1,451,546 81,086
LME Copper Base Metal 10 4/2025 USD 2,419,058 139,376
LME Nickel Base Metal 1 4/2025 USD 94,300 1,891
LME Nickel Base Metal 1 4/2025 USD 94,284 1,581
LME Nickel Base Metal 1 4/2025 USD 94,268 2,762
LME Nickel Base Metal 1 4/2025 USD 94,425 (1,601)
LME Nickel Base Metal 1 4/2025 USD 94,394 (807)
LME Nickel Base Metal 2 4/2025 USD 189,044 1,452
LME Zinc Base Metal 1 4/2025 USD 70,971 (137)
LME Zinc Base Metal 1 4/2025 USD 70,961 (257)
LME Zinc Base Metal 1 4/2025 USD 71,089 1,007
LME Zinc Base Metal 1 4/2025 USD 71,039 (835)
LME Zinc Base Metal 2 4/2025 USD 142,148 3,379
LME Zinc Base Metal 3 4/2025 USD 212,855 (2,666)
LME Zinc Base Metal 4 4/2025 USD 284,237 2,874
LME Zinc Base Metal 5 4/2025 USD 354,973 (2,268)
MSCI Singapore Index 4 4/2025 SGD 116,036 (3,480)
Natural Gas 111 4/2025 USD 4,572,090 (272,230)
OMXS30 Index 661 4/2025 SEK 16,278,731 (1,167,655)
RBOB Gasoline 38 4/2025 USD 3,655,957 173,425
SGX FTSE China A50 Index 156 4/2025 USD 2,080,104 (16,495)
SGX FTSE Taiwan Index 111 4/2025 USD 7,715,610 (503,670)
Sugar No. 11 119 4/2025 USD 2,513,661 (89,519)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Brent Crude Oil 111 5/2025 USD $ 8,210,670 $ 116,339
Cocoa 7 5/2025 USD 553,140 (181,554)
Cocoa 9 5/2025 GBP 720,564 (242,622)
Coffee 'C' 32 5/2025 USD 4,557,000 (240,200)
Copper 38 5/2025 USD 4,782,300 371,620
Feeder Cattle 5 5/2025 USD 711,250 9,156
LME Aluminum Base Metal 2 5/2025 USD 126,213 (4,737)
LME Aluminum Base Metal 3 5/2025 USD 189,257 (9,777)
LME Aluminum Base Metal 3 5/2025 USD 189,707 (11,917)
LME Aluminum Base Metal 3 5/2025 USD 189,500 (7,584)
LME Aluminum Base Metal 3 5/2025 USD 189,707 (13,417)
LME Aluminum Base Metal 3 5/2025 USD 189,388 (8,839)
LME Aluminum Base Metal 5 5/2025 USD 315,463 (15,417)
LME Copper Base Metal 2 5/2025 USD 484,690 14,777
LME Copper Base Metal 3 5/2025 USD 726,826 20,084
LME Copper Base Metal 6 5/2025 USD 1,454,021 51,399
LME Copper Base Metal 8 5/2025 USD 1,939,004 21,056
LME Copper Base Metal 9 5/2025 USD 2,181,706 48,352
LME Copper Base Metal 13 5/2025 USD 3,151,353 54,753
LME Copper Base Metal 15 5/2025 USD 3,635,426 72,242
LME Copper Base Metal 16 5/2025 USD 3,877,388 97,667
LME Nickel Base Metal 1 5/2025 USD 94,949 1,496
LME Nickel Base Metal 1 5/2025 USD 94,732 3,979
LME Nickel Base Metal 1 5/2025 USD 94,808 2,486
LME Nickel Base Metal 2 5/2025 USD 189,808 3,682
LME Nickel Base Metal 2 5/2025 USD 189,844 4,030
LME Nickel Base Metal 2 5/2025 USD 189,334 8,128
LME Zinc Base Metal 1 5/2025 USD 71,220 359
LME Zinc Base Metal 1 5/2025 USD 71,220 (558)
LME Zinc Base Metal 1 5/2025 USD 71,254 682
LME Zinc Base Metal 2 5/2025 USD 142,236 4,663
LME Zinc Base Metal 3 5/2025 USD 213,572 (1,148)
LME Zinc Base Metal 4 5/2025 USD 284,705 4,983
LME Zinc Base Metal 4 5/2025 USD 284,880 (5,132)
LME Zinc Base Metal 4 5/2025 USD 284,880 (3,452)
Low Sulphur Gasoil 22 5/2025 USD 1,500,400 46,646
Soybean Oil 19 5/2025 USD 511,746 12,301
Wheat 42 5/2025 USD 1,127,700 (69,913)
100 oz Gold 16 6/2025 USD 5,040,480 154,094
90-Day New Zealand Bill 2 6/2025 NZD 1,126,115 (91)
Australia 10 Year Bond 475 6/2025 AUD 33,425,014 (74,384)
Australia 3 Year Bond 107 6/2025 AUD 7,118,765 11,780
Euro STOXX 50 Index 61 6/2025 EUR 3,422,628 (120,723)
Euro-Bobl 63 6/2025 EUR 8,021,354 (18,334)
Euro-BTP 48 6/2025 EUR 6,102,684 (114,314)
Euro-Bund 625 6/2025 EUR 87,024,375 (1,390,864)
Euro-Buxl 6 6/2025 EUR 772,697 8,483
Euro-OAT 84 6/2025 EUR 11,149,284 (114,941)
Euro-Schatz 6 6/2025 EUR 693,773 (584)
FTSE 100 Index 84 6/2025 GBP 9,322,921 (127,217)
FTSE/MIB Index 143 6/2025 EUR 28,864,017 (1,018,244)
KOSPI 200 Index 56 6/2025 KRW 3,173,650 (80,143)
Lean Hogs 14 6/2025 USD 533,540 (16,982)
Live Cattle 41 6/2025 USD 3,339,860 104,273
LME Aluminum Base Metal 1 6/2025 USD 63,287 (1,959)
LME Aluminum Base Metal 1 6/2025 USD 63,300 (1,282)
LME Aluminum Base Metal 2 6/2025 USD 126,650 (626)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 6/2025 USD $ 126,535 $ (5,221)
LME Aluminum Base Metal 2 6/2025 USD 126,434 (5,772)
LME Aluminum Base Metal 2 6/2025 USD 126,550 (3,931)
LME Aluminum Base Metal 3 6/2025 USD 189,798 (12,111)
LME Aluminum Base Metal 3 6/2025 USD 189,829 (13,880)
LME Aluminum Base Metal 5 6/2025 USD 316,188 (15,419)
LME Aluminum Base Metal 59 6/2025 USD 3,732,207 (177,957)
LME Copper Base Metal 1 6/2025 USD 242,518 1,419
LME Copper Base Metal 1 6/2025 USD 242,508 (6,327)
LME Copper Base Metal 1 6/2025 USD 242,608 (7,585)
LME Copper Base Metal 1 6/2025 USD 242,564 (2,564)
LME Copper Base Metal 1 6/2025 USD 242,556 1,967
LME Copper Base Metal 2 6/2025 USD 485,128 (1,928)
LME Copper Base Metal 2 6/2025 USD 485,097 7,989
LME Copper Base Metal 3 6/2025 USD 728,250 (758)
LME Copper Base Metal 5 6/2025 USD 1,212,496 20,428
LME Copper Base Metal 57 6/2025 USD 13,832,903 249,427
LME Lead Base Metal 10 6/2025 USD 502,483 625
LME Nickel Base Metal 1 6/2025 USD 95,366 (1,687)
LME Nickel Base Metal 2 6/2025 USD 190,926 (3,840)
LME Nickel Base Metal 2 6/2025 USD 191,016 (990)
LME Nickel Base Metal 2 6/2025 USD 190,332 (1,495)
LME Nickel Base Metal 2 6/2025 USD 190,849 (4,025)
LME Nickel Base Metal 4 6/2025 USD 381,065 (19,241)
LME Nickel Base Metal 6 6/2025 USD 571,680 (27,463)
LME Nickel Base Metal 13 6/2025 USD 1,239,362 (58,151)
LME Zinc Base Metal 1 6/2025 USD 71,313 327
LME Zinc Base Metal 1 6/2025 USD 71,275 (2,403)
LME Zinc Base Metal 1 6/2025 USD 71,245 (1,784)
LME Zinc Base Metal 1 6/2025 USD 71,346 (3,018)
LME Zinc Base Metal 2 6/2025 USD 142,640 (4,320)
LME Zinc Base Metal 2 6/2025 USD 142,563 (3,095)
LME Zinc Base Metal 43 6/2025 USD 3,068,072 2,542
Long Gilt 285 6/2025 GBP 33,733,470 (302,460)
MSCI EAFE Index 2 6/2025 USD 241,630 (7,957)
MSCI Emerging Markets Index 44 6/2025 USD 2,443,760 (75,416)
Russell 2000 E-Mini Index 15 6/2025 USD 1,520,325 (51,864)
S&P 500 E-Mini Index 67 6/2025 USD 18,938,388 (3,297)
S&P Midcap 400 E-Mini Index 2 6/2025 USD 587,720 (11,444)
S&P/TSX 60 Index 31 6/2025 CAD 6,452,257 50,747
SET50 Index 213 6/2025 THB 917,297 (25,381)
U.S. Treasury 10 Year Note 43 6/2025 USD 4,791,141 23,852
U.S. Treasury 2 Year Note 118 6/2025 USD 24,453,656 12,781
U.S. Treasury 5 Year Note 368 6/2025 USD 39,844,625 254,664
U.S. Treasury Long Bond 150 6/2025 USD 17,653,125 36,841
U.S. Treasury Ultra Bond 86 6/2025 USD 10,567,250 (8,722)
Cocoa 2 7/2025 USD 157,760 (1,661)
Cocoa 4 7/2025 GBP 319,011 (2,234)
3 Month Euro Euribor 24 9/2025 EUR 6,356,422 2,237
90-Day Australian Bank Bill 4 9/2025 AUD 2,477,288 (42)
90-Day New Zealand Bill 13 9/2025 NZD 7,322,610 612
3 Month CORRA 55 12/2025 CAD 9,337,063 18,006
3 Month Euro Euribor 28 12/2025 EUR 7,420,367 230
3 Month SARON 8 12/2025 CHF 2,258,506 (287)
3 Month SOFR 26 12/2025 USD 6,253,000 (2,219)
3 Month SONIA 3 12/2025 GBP 929,721 (123)
90-Day Australian Bank Bill 34 12/2025 AUD 21,062,608 138

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
90-Day New Zealand Bill 12 12/2025 NZD $ 6,759,829 $ 834
3 Month CORRA 42 3/2026 CAD 7,135,593 10,956
3 Month Euro Euribor 17 3/2026 EUR 4,505,453 2,077
3 Month SARON 9 3/2026 CHF 2,541,328 (554)
3 Month SOFR 37 3/2026 USD 8,916,075 1,691
3 Month SONIA 14 3/2026 GBP 4,343,219 (2,552)
90-Day Australian Bank Bill 88 3/2026 AUD 54,520,314 8,022
90-Day New Zealand Bill 9 3/2026 NZD 5,069,003 760
3 Month CORRA 29 6/2026 CAD 4,926,957 2,744
3 Month Euro Euribor 11 6/2026 EUR 2,914,550 (230)
3 Month SARON 9 6/2026 CHF 2,541,200 2,874
3 Month SOFR 42 6/2026 USD 10,133,550 5,694
3 Month SONIA 9 6/2026 GBP 2,793,813 (1,876)
90-Day Australian Bank Bill 18 6/2026 AUD 11,152,155 1,996
3 Month CORRA 15 9/2026 CAD 2,547,905 788
3 Month Euro Euribor 9 9/2026 EUR 2,383,293 (912)
3 Month SARON 4 9/2026 CHF 1,129,196 1,559
3 Month SOFR 19 9/2026 USD 4,587,313 8,313
3 Month SONIA 8 9/2026 GBP 2,484,035 (511)
3 Month Euro Euribor 9 12/2026 EUR 2,381,590 (1,866)
3 Month SOFR 19 12/2026 USD 4,588,263 7,957
3 Month SONIA 8 12/2026 GBP 2,484,294 (252)
3 Month Euro Euribor 8 3/2027 EUR 2,115,347 (219)
3 Month SOFR 20 3/2027 USD 4,829,250 7,795
3 Month SONIA 6 3/2027 GBP 1,863,123 338
3 Month SOFR 20 6/2027 USD 4,828,500 6,546
3 Month SONIA 5 6/2027 GBP 1,552,361 348
Total of long contracts (2,766,335)
Short Contracts
CAC 40 10 Euro Index (250) 4/2025 EUR (21,094,811) 910,347
LME Aluminum Base Metal (1) 4/2025 USD (62,916) 2,531
LME Aluminum Base Metal (2) 4/2025 USD (125,808) (1,912)
LME Aluminum Base Metal (2) 4/2025 USD (126,095) 5,337
LME Aluminum Base Metal (3) 4/2025 USD (189,086) 5,530
LME Aluminum Base Metal (4) 4/2025 USD (252,040) 9,036
LME Copper Base Metal (1) 4/2025 USD (241,704) (14,420)
LME Copper Base Metal (2) 4/2025 USD (483,384) (34,824)
LME Copper Base Metal (4) 4/2025 USD (967,923) (57,859)
LME Copper Base Metal (4) 4/2025 USD (967,823) (47,412)
LME Copper Base Metal (6) 4/2025 USD (1,451,546) (78,974)
LME Copper Base Metal (10) 4/2025 USD (2,419,058) (137,140)
LME Nickel Base Metal (1) 4/2025 USD (94,300) (1,821)
LME Nickel Base Metal (1) 4/2025 USD (94,394) 854
LME Nickel Base Metal (1) 4/2025 USD (94,284) (1,760)
LME Nickel Base Metal (1) 4/2025 USD (94,268) (3,281)
LME Nickel Base Metal (1) 4/2025 USD (94,425) 1,452
LME Nickel Base Metal (2) 4/2025 USD (189,044) (1,802)
LME Zinc Base Metal (1) 4/2025 USD (71,039) 759
LME Zinc Base Metal (1) 4/2025 USD (70,971) 310
LME Zinc Base Metal (1) 4/2025 USD (71,089) (1,216)
LME Zinc Base Metal (1) 4/2025 USD (70,961) (83)
LME Zinc Base Metal (2) 4/2025 USD (142,148) (3,903)
LME Zinc Base Metal (3) 4/2025 USD (212,855) 4,917
LME Zinc Base Metal (4) 4/2025 USD (284,237) (2,121)
LME Zinc Base Metal (5) 4/2025 USD (354,973) 2,388
NY Harbor ULSD (104) 4/2025 USD (9,956,419) (263,129)
WTI Crude Oil (65) 4/2025 USD (4,646,200) (75,492)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Corn (97) 5/2025 USD $ (2,217,663) $ 26,065
Cotton No. 2 (22) 5/2025 USD (735,130) 3,792
KC HRW Wheat (18) 5/2025 USD (501,300) 16,603
LME Aluminum Base Metal (2) 5/2025 USD (126,213) 4,513
LME Aluminum Base Metal (3) 5/2025 USD (189,257) 10,004
LME Aluminum Base Metal (3) 5/2025 USD (189,707) 12,293
LME Aluminum Base Metal (3) 5/2025 USD (189,500) 7,489
LME Aluminum Base Metal (3) 5/2025 USD (189,707) 12,440
LME Aluminum Base Metal (3) 5/2025 USD (189,388) 8,289
LME Aluminum Base Metal (5) 5/2025 USD (315,463) 14,931
LME Copper Base Metal (2) 5/2025 USD (484,690) (15,105)
LME Copper Base Metal (3) 5/2025 USD (726,826) (20,672)
LME Copper Base Metal (6) 5/2025 USD (1,454,021) (50,361)
LME Copper Base Metal (8) 5/2025 USD (1,939,004) (16,499)
LME Copper Base Metal (9) 5/2025 USD (2,181,706) (44,229)
LME Copper Base Metal (13) 5/2025 USD (3,151,353) (69,337)
LME Copper Base Metal (15) 5/2025 USD (3,635,426) (78,003)
LME Copper Base Metal (16) 5/2025 USD (3,877,388) (93,568)
LME Nickel Base Metal (1) 5/2025 USD (94,808) (2,469)
LME Nickel Base Metal (1) 5/2025 USD (94,949) (1,721)
LME Nickel Base Metal (1) 5/2025 USD (94,732) (3,889)
LME Nickel Base Metal (2) 5/2025 USD (189,844) (3,735)
LME Nickel Base Metal (2) 5/2025 USD (189,808) (5,563)
LME Nickel Base Metal (2) 5/2025 USD (189,334) (8,108)
LME Zinc Base Metal (1) 5/2025 USD (71,220) (323)
LME Zinc Base Metal (1) 5/2025 USD (71,220) 261
LME Zinc Base Metal (1) 5/2025 USD (71,254) (757)
LME Zinc Base Metal (2) 5/2025 USD (142,236) (5,471)
LME Zinc Base Metal (3) 5/2025 USD (213,572) 1,294
LME Zinc Base Metal (4) 5/2025 USD (284,705) (4,733)
LME Zinc Base Metal (4) 5/2025 USD (284,880) 3,089
LME Zinc Base Metal (4) 5/2025 USD (284,880) 5,429
Silver (29) 5/2025 USD (5,018,595) (166,370)
Soybean (214) 5/2025 USD (10,857,825) 275,876
Soybean Meal (22) 5/2025 USD (643,940) 8,094
Canada 10 Year Bond (473) 6/2025 CAD (40,888,920) (322,206)
DAX Index (24) 6/2025 EUR (14,517,101) 536,443
DJIA CBOT E-Mini Index (4) 6/2025 USD (845,180) 4,461
FTSE/JSE Top 40 Index (133) 6/2025 ZAR (5,961,969) 9,512
Japan 10 Year Bond (46) 6/2025 JPY (42,411,761) (172,011)
LME Aluminum Base Metal (1) 6/2025 USD (63,300) 1,002
LME Aluminum Base Metal (1) 6/2025 USD (63,287) 2,029
LME Aluminum Base Metal (2) 6/2025 USD (126,434) 5,894
LME Aluminum Base Metal (2) 6/2025 USD (126,535) 4,671
LME Aluminum Base Metal (2) 6/2025 USD (126,550) 4,210
LME Aluminum Base Metal (2) 6/2025 USD (126,650) 205
LME Aluminum Base Metal (3) 6/2025 USD (189,829) 13,468
LME Aluminum Base Metal (3) 6/2025 USD (189,798) 11,804
LME Aluminum Base Metal (5) 6/2025 USD (316,188) 15,842
LME Aluminum Base Metal (20) 6/2025 USD (1,265,155) 56,606
LME Copper Base Metal (1) 6/2025 USD (242,608) 7,585
LME Copper Base Metal (1) 6/2025 USD (242,508) 6,740
LME Copper Base Metal (1) 6/2025 USD (242,518) (1,696)
LME Copper Base Metal (1) 6/2025 USD (242,564) 2,384
LME Copper Base Metal (1) 6/2025 USD (242,556) (2,359)
LME Copper Base Metal (2) 6/2025 USD (485,128) 2,924
LME Copper Base Metal (2) 6/2025 USD (485,097) (7,952)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (3) 6/2025 USD $ (728,250) $ 783
LME Copper Base Metal (5) 6/2025 USD (1,212,496) (19,784)
LME Copper Base Metal (8) 6/2025 USD (1,941,460) 12,596
LME Nickel Base Metal (1) 6/2025 USD (95,366) 1,439
LME Nickel Base Metal (2) 6/2025 USD (190,849) 2,395
LME Nickel Base Metal (2) 6/2025 USD (190,332) 3,078
LME Nickel Base Metal (2) 6/2025 USD (191,016) 783
LME Nickel Base Metal (2) 6/2025 USD (190,926) 3,389
LME Nickel Base Metal (4) 6/2025 USD (381,065) 20,683
LME Nickel Base Metal (6) 6/2025 USD (571,680) 30,042
LME Nickel Base Metal (17) 6/2025 USD (1,620,705) 1,633
LME Zinc Base Metal (1) 6/2025 USD (71,313) (602)
LME Zinc Base Metal (1) 6/2025 USD (71,351) 2,359
LME Zinc Base Metal (1) 6/2025 USD (71,245) 2,027
LME Zinc Base Metal (1) 6/2025 USD (71,275) 2,486
LME Zinc Base Metal (1) 6/2025 USD (71,346) 3,076
LME Zinc Base Metal (2) 6/2025 USD (142,640) 4,554
LME Zinc Base Metal (2) 6/2025 USD (142,563) 3,207
MEX BOLSA Index (6) 6/2025 MXN (154,365) 2,193
Nikkei 225 Index (14) 6/2025 JPY (3,328,489) 101,701
Palladium (3) 6/2025 USD (300,210) (25,361)
SPI 200 Index (115) 6/2025 AUD (14,150,587) 107,430
TOPIX Index (43) 6/2025 JPY (7,631,575) 63,452
Aluminum (1) 7/2025 USD (62,194) 4,874
Platinum (28) 7/2025 USD (1,438,500) (42,546)
Total of short contracts 501,304
Net unrealized depreciation $ (2,265,031)
Forward foreign currency exchange contracts outstanding as of March 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 12,747,281 USD 7,933,619 CITI 6/18/2025 $ 36,637
AUD 12,747,283 USD 7,933,580 JPMC 6/18/2025 36,677
BRL 45,319,772 USD 7,672,856 CITI
**
6/18/2025 139,257
BRL 45,319,772 USD 7,672,818 JPMC
**
6/18/2025 139,296
CAD 16,730,934 USD 11,657,812 CITI 6/18/2025 13,612
CAD 16,730,942 USD 11,657,759 JPMC 6/18/2025 13,671
CLP 180,821,146 USD 189,534 CITI
**
6/18/2025 787
CLP 180,821,146 USD 189,533 JPMC
**
6/18/2025 788
CNY 6,324,007 USD 874,456 CITI
**
6/18/2025 570
CNY 6,324,007 USD 874,452 JPMC
**
6/18/2025 574
CZK 56,534,984 USD 2,381,595 CITI 6/18/2025 71,843
CZK 56,534,984 USD 2,381,583 JPMC 6/18/2025 71,855
DKK 698,000 USD 98,702 CITI 6/18/2025 2,978
DKK 698,000 USD 98,702 JPMC 6/18/2025 2,978
EUR 5,362,000 USD 5,803,552 CITI 6/18/2025 19,775
EUR 5,362,000 USD 5,803,523 JPMC 6/18/2025 19,804
GBP 5,994,499 USD 7,658,515 CITI 6/18/2025 84,316
GBP 5,994,501 USD 7,658,480 JPMC 6/18/2025 84,354
HUF 655,585,459 USD 1,708,006 CITI 6/18/2025 44,758
HUF 655,585,457 USD 1,707,998 JPMC 6/18/2025 44,767
INR 487,731,505 USD 5,576,230 CITI
**
6/18/2025 97,524

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 487,731,495 USD 5,576,202 JPMC
**
6/18/2025 $ 97,552
JPY 209,999,999 USD 1,411,153 CITI 6/18/2025 1,177
JPY 210,000,001 USD 1,411,145 JPMC 6/18/2025 1,184
NOK 302,922,433 USD 27,296,287 CITI 6/18/2025 1,496,068
NOK 302,922,433 USD 27,296,151 JPMC 6/18/2025 1,496,204
PEN 1,459,368 USD 395,143 CITI
**
6/18/2025 1,315
PEN 1,459,368 USD 395,141 JPMC
**
6/18/2025 1,317
PHP 45,039,208 USD 783,371 CITI
**
6/18/2025 1,804
PHP 45,039,208 USD 783,367 JPMC
**
6/18/2025 1,808
PLN 5,595,500 USD 1,420,255 CITI 6/18/2025 20,229
PLN 5,595,500 USD 1,420,248 JPMC 6/18/2025 20,236
SEK 32,500,001 USD 3,201,297 CITI 6/18/2025 46,904
SEK 32,500,000 USD 3,201,281 JPMC 6/18/2025 46,920
SGD 673,871 USD 502,202 CITI 6/18/2025 1,398
SGD 673,873 USD 502,201 JPMC 6/18/2025 1,401
USD 4,913,363 AUD 7,792,374 CITI 6/18/2025 41,170
USD 4,913,389 AUD 7,792,376 JPMC 6/18/2025 41,194
USD 77,006 BRL 444,500 CITI
**
6/18/2025 384
USD 77,007 BRL 444,500 JPMC
**
6/18/2025 385
USD 9,861,054 CAD 14,070,000 CITI 6/18/2025 45,885
USD 9,856,366 CAD 14,070,000 JPMC 6/18/2025 41,197
USD 5,594,258 CHF 4,875,824 CITI 6/18/2025 31,917
USD 5,594,287 CHF 4,875,825 JPMC 6/18/2025 31,945
USD 3,716,264 CNY 26,791,484 CITI
**
6/18/2025 9,241
USD 3,716,283 CNY 26,791,485 JPMC
**
6/18/2025 9,259
USD 1,133,010 CZK 26,000,000 CITI 6/18/2025 4,693
USD 1,133,016 CZK 26,000,000 JPMC 6/18/2025 4,698
USD 13,298,076 EUR 12,184,000 CITI 6/18/2025 65,809
USD 13,298,143 EUR 12,184,000 JPMC 6/18/2025 65,876
USD 160,615 GBP 124,000 CITI 6/18/2025 450
USD 160,616 GBP 124,000 JPMC 6/18/2025 451
USD 792,586 HKD 6,150,000 CITI 6/18/2025 821
USD 792,590 HKD 6,150,000 JPMC 6/18/2025 825
USD 999,725 HUF 370,000,000 CITI 6/18/2025 10,498
USD 999,730 HUF 370,000,000 JPMC 6/18/2025 10,503
USD 668,909 IDR 11,005,151,000 CITI
**
6/18/2025 10,768
USD 668,912 IDR 11,005,151,000 JPMC
**
6/18/2025 10,771
USD 573,779 ILS 2,067,500 CITI 6/18/2025 16,721
USD 573,782 ILS 2,067,500 JPMC 6/18/2025 16,724
USD 5,308,377 JPY 783,522,500 CITI 6/18/2025 38,893
USD 5,308,403 JPY 783,522,499 JPMC 6/18/2025 38,919
USD 5,220,175 KRW 7,502,244,633 CITI
**
6/18/2025 109,714
USD 5,220,201 KRW 7,502,244,633 JPMC
**
6/18/2025 109,740
USD 3,391,179 MXN 69,533,234 CITI 6/18/2025 28,427
USD 3,391,196 MXN 69,533,234 JPMC 6/18/2025 28,444
USD 3,797,427 NOK 39,880,476 CITI 6/18/2025 6,844
USD 3,797,447 NOK 39,880,480 JPMC 6/18/2025 6,863
USD 17,730,649 NZD 30,859,739 CITI 6/18/2025 176,308
USD 17,730,739 NZD 30,859,740 JPMC 6/18/2025 176,397
USD 176,681 PLN 685,938 CITI 6/18/2025 96
USD 176,682 PLN 685,938 JPMC 6/18/2025 97
USD 150,348 SEK 1,500,001 CITI 6/18/2025 431
USD 150,348 SEK 1,499,999 JPMC 6/18/2025 431
USD 5,569,632 SGD 7,412,554 CITI 6/18/2025 30,051
USD 5,569,657 SGD 7,412,550 JPMC 6/18/2025 30,079
USD 692,668 THB 23,156,251 CITI 6/18/2025 6,328
USD 692,672 THB 23,156,251 JPMC 6/18/2025 6,331
USD 2,160,085 TWD 70,716,540 CITI
**
6/18/2025 22,097

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 2,160,542 TWD 70,716,538 JPMC
**
6/18/2025 $ 22,554
USD 773,450 ZAR 14,156,249 CITI 6/18/2025 6,184
USD 773,454 ZAR 14,156,251 JPMC 6/18/2025 6,188
ZAR 135,820,806 USD 7,308,091 CITI 6/18/2025 53,370
ZAR 135,820,806 USD 7,308,055 JPMC 6/18/2025 53,406
Total unrealized appreciation 5,592,715
AUD 24,013,302 USD 15,139,763 CITI 6/18/2025 (125,411)
AUD 24,013,299 USD 15,139,685 JPMC 6/18/2025 (125,335)
BRL 1,998,778 USD 346,279 CITI
**
6/18/2025 (1,734)
BRL 1,998,778 USD 346,277 JPMC
**
6/18/2025 (1,732)
CAD 1,825,001 USD 1,281,315 CITI 6/18/2025 (8,202)
CAD 1,824,999 USD 1,281,307 JPMC 6/18/2025 (8,197)
CHF 933,500 USD 1,069,966 CITI 6/18/2025 (5,029)
CHF 933,500 USD 1,069,961 JPMC 6/18/2025 (5,024)
CLP 1,296,569,167 USD 1,386,573 CITI
**
6/18/2025 (21,884)
CLP 1,296,569,167 USD 1,386,566 JPMC
**
6/18/2025 (21,876)
CNY 16,972,205 USD 2,357,991 CITI
**
6/18/2025 (9,619)
CNY 16,972,208 USD 2,357,977 JPMC
**
6/18/2025 (9,606)
COP 3,900,865,500 USD 934,282 CITI
**
6/18/2025 (11,256)
COP 3,900,865,500 USD 934,277 JPMC
**
6/18/2025 (11,250)
CZK 43,522,141 USD 1,893,240 CITI 6/18/2025 (4,518)
CZK 43,522,141 USD 1,893,231 JPMC 6/18/2025 (4,508)
EUR 3,232,000 USD 3,523,980 CITI 6/18/2025 (13,911)
EUR 3,232,000 USD 3,523,962 JPMC 6/18/2025 (13,893)
GBP 6,966,000 USD 9,013,713 CITI 6/18/2025 (16,036)
GBP 6,966,000 USD 9,013,668 JPMC 6/18/2025 (15,991)
HUF 150,000,000 USD 404,637 CITI 6/18/2025 (3,599)
HUF 150,000,000 USD 404,635 JPMC 6/18/2025 (3,598)
IDR 1,500,000,000 USD 89,926 CITI
**
6/18/2025 (221)
IDR 1,500,000,000 USD 89,926 JPMC
**
6/18/2025 (221)
ILS 13,148,251 USD 3,636,453 CITI 6/18/2025 (93,841)
ILS 13,148,251 USD 3,636,434 JPMC 6/18/2025 (93,825)
JPY 5,712,716,874 USD 38,768,392 CITI 6/18/2025 (348,218)
JPY 5,712,716,871 USD 38,768,198 JPMC 6/18/2025 (348,024)
KRW 6,350,000,000 USD 4,384,494 CITI
**
6/18/2025 (58,931)
KRW 6,350,000,000 USD 4,384,473 JPMC
**
6/18/2025 (58,909)
MXN 40,500,000 USD 1,987,520 CITI 6/18/2025 (28,869)
MXN 40,500,000 USD 1,987,510 JPMC 6/18/2025 (28,856)
NOK 9,000,000 USD 856,342 CITI 6/18/2025 (905)
NOK 9,000,000 USD 856,337 JPMC 6/18/2025 (900)
NZD 15,494,501 USD 8,907,647 CITI 6/18/2025 (93,712)
NZD 15,494,499 USD 8,907,601 JPMC 6/18/2025 (93,666)
PEN 1,167,996 USD 318,738 CITI
**
6/18/2025 (1,436)
PEN 1,167,996 USD 318,737 JPMC
**
6/18/2025 (1,434)
PHP 5,039,208 USD 87,966 CITI
**
6/18/2025 (117)
PHP 5,039,208 USD 87,966 JPMC
**
6/18/2025 (116)
PLN 7,952,500 USD 2,056,263 CITI 6/18/2025 (9,001)
PLN 7,952,500 USD 2,056,253 JPMC 6/18/2025 (8,992)
SEK 13,499,999 USD 1,352,179 CITI 6/18/2025 (2,927)
SEK 13,500,001 USD 1,352,172 JPMC 6/18/2025 (2,921)
SGD 3,300,933 USD 2,485,697 CITI 6/18/2025 (18,830)
SGD 3,300,928 USD 2,485,681 JPMC 6/18/2025 (18,819)
TWD 183,102,716 USD 5,611,055 CITI
**
6/18/2025 (75,273)
TWD 183,102,714 USD 5,611,027 JPMC
**
6/18/2025 (75,245)
USD 1,087,832 AUD 1,752,126 CITI 6/18/2025 (7,687)
USD 1,087,836 AUD 1,752,124 JPMC 6/18/2025 (7,682)
USD 795,477 BRL 4,702,000 CITI
**
6/18/2025 (15,042)
USD 795,481 BRL 4,702,000 JPMC
**
6/18/2025 (15,038)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 7,555,489 CAD 10,844,997 CITI 6/18/2025 $ (9,933)
USD 7,555,530 CAD 10,845,002 JPMC 6/18/2025 (9,895)
USD 22,582,363 CHF 20,010,568 CITI 6/18/2025 (245,697)
USD 22,582,475 CHF 20,010,567 JPMC 6/18/2025 (245,584)
USD 1,306,591 CNY 9,461,812 CITI
**
6/18/2025 (2,599)
USD 1,306,598 CNY 9,461,813 JPMC
**
6/18/2025 (2,593)
USD 151,825 CZK 3,500,000 CITI 6/18/2025 (64)
USD 151,826 CZK 3,500,000 JPMC 6/18/2025 (63)
USD 31,058,500 EUR 29,090,794 CITI 6/18/2025 (535,160)
USD 31,058,655 EUR 29,090,794 JPMC 6/18/2025 (535,005)
USD 2,693,435 GBP 2,119,999 CITI 6/18/2025 (44,874)
USD 2,693,451 GBP 2,120,001 JPMC 6/18/2025 (44,861)
USD 492,781 HUF 190,000,001 CITI 6/18/2025 (15,200)
USD 492,783 HUF 189,999,999 JPMC 6/18/2025 (15,198)
USD 5,129,861 INR 450,079,005 CITI
**
6/18/2025 (105,883)
USD 5,129,886 INR 450,078,995 JPMC
**
6/18/2025 (105,857)
USD 1,677,055 JPY 250,000,000 CITI 6/18/2025 (4,290)
USD 1,677,063 JPY 250,000,000 JPMC 6/18/2025 (4,281)
USD 4,818,018 MXN 100,099,704 CITI 6/18/2025 (22,982)
USD 4,818,042 MXN 100,099,704 JPMC 6/18/2025 (22,958)
USD 6,055,788 NOK 64,935,524 CITI 6/18/2025 (116,244)
USD 6,055,818 NOK 64,935,521 JPMC 6/18/2025 (116,213)
USD 6,316,037 NZD 11,202,881 CITI 6/18/2025 (56,642)
USD 6,316,067 NZD 11,202,879 JPMC 6/18/2025 (56,610)
USD 142,213 PHP 8,254,916 CITI
**
6/18/2025 (1,696)
USD 142,214 PHP 8,254,916 JPMC
**
6/18/2025 (1,695)
USD 2,232,996 PLN 8,876,723 CITI 6/18/2025 (52,193)
USD 2,233,008 PLN 8,876,723 JPMC 6/18/2025 (52,182)
USD 5,214,640 SEK 53,016,749 CITI 6/18/2025 (84,100)
USD 5,214,666 SEK 53,016,751 JPMC 6/18/2025 (84,074)
USD 904,818 SGD 1,213,715 CITI 6/18/2025 (2,221)
USD 904,823 SGD 1,213,716 JPMC 6/18/2025 (2,216)
USD 4,423,223 THB 149,552,084 CITI 6/18/2025 (9,431)
USD 4,423,245 THB 149,552,084 JPMC 6/18/2025 (9,409)
USD 954,377 ZAR 17,656,252 CITI 6/18/2025 (2,588)
USD 954,382 ZAR 17,656,248 JPMC 6/18/2025 (2,583)
ZAR 61,035,800 USD 3,323,392 CITI 6/18/2025 (15,265)
ZAR 61,035,797 USD 3,323,375 JPMC 6/18/2025 (15,247)
Total unrealized depreciation (4,605,453)
Net unrealized appreciation $ 987,262
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 125.1%
COMMON STOCKS - 11.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.5%
Frontier Communications Parent,
Inc. *(a) 253,581 9,093,415
Interactive Media & Services - 0.1%
Snap, Inc., Class A *(a) 137,390 1,196,667
Total Communication Services 10,290,082
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.6%
Everi Holdings, Inc. *(a)
849,571 11,613,636
Expedia Group, Inc.
614 103,213
11,716,849
Specialty Retail - 0.2%
Wayfair, Inc., Class A *(a) 98,745 3,162,802
Total Consumer Discretionary 14,879,651
Energy - 2.1%
Energy Equipment & Services - 2.1%
ChampionX Corp. (a) 1,264,284 37,675,663
Financials - 3.9%
Banks - 1.0%
Brookline Bancorp, Inc. (a)
513,064 5,592,398
First Bancshares, Inc. (The) (a)
240,629 8,135,666
WesBanco, Inc.
151,591 4,693,257
18,421,321
Capital Markets - 1.0%
Andretti Acquisition Corp. II, Class
B (acquired 9/6/2024, Cost $309)
(3)*(b)(c) 77,278 309
Aquaron Acquisition Corp. (2)*(c)
9,101 104,662
byNordic Acquisition Corp., Class A
(Sweden) (2)*(c) 40,443 465,095
Cantor Equity Partners I, Inc., Class
A *(c) 332,530 3,406,770
CO2 Energy Transition Corp. *(c)
127,667 1,266,457
Cohen Circle Acquisition Corp. I,
Class B (acquired 10/11/2024, Cost
$326) (3)*(b)(c) 65,200 326
ESH Acquisition Corp., Class A *(c)
8,212 88,690
Fact II Acquisition Corp., Class A
(acquired 11/27/2024, Cost $149)
(3)*(b)(c) 14,907 149
Fact II Acquisition Corp., Class B
(acquired 11/27/2024, Cost $221)
(3)*(b)(c) 59,627 221
FG Merger II Corp. *(c)
179,188 1,716,621
Four Leaf Acquisition Corp., Class
A *(c) 93,095 1,053,835
Gesher Acquisition Corp. II, Class
B (acquired 3/21/2025, Cost $417)
(3)*(b)(c) 92,583 417
Gigcapital7 Corp., Class B (acquired
8/29/2024, Cost $78,678) (3)*(b)(c) 68,416 78,678
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.0% (continued)
Global Blockchain Acquisition Corp.
*(c) 5,348 61,235
Global Star Acquisition, Inc., Class
A (2)*(c) 2,379 27,240
GSR III Acquisition Corp., Class B
(acquired 11/7/2024, Cost $1) (3)*(b)
(c) 99,580 1
HCM II Acquisition Corp., Class B
(acquired 8/16/2024, Cost $236)
(3)*(b)(c) 59,069 236
Hennessy Capital Investment Corp.
VI, Class A *(c) 74,372 809,167
Hennessy Capital Investment Corp.
VI., Class B (acquired 10/2/2024,
Cost $–) (3)*(b)(c) 18,593 –
Hennessy Capital Investment Corp.
VII, Class B (acquired 1/17/2025,
Cost $131) (3)*(b)(c) 65,300 132
IB Acquisition Corp. *(c)
185,392 1,909,538
Inception Growth Acquisition Ltd.
(2)*(c) 26,400 303,072
Inception Growth Acquisition Ltd.,
Class B (acquired 4/26/2023, Cost
$–) (3)*(b)(c) 33,755 –
Iron Horse Acquisitions Corp. *(c)
66,623 698,875
K&F Growth Acquisition Corp. II,
Class A *(c) 233,085 2,321,527
Launch One Acquisition Corp., Class
B (acquired 7/11/2024, Cost $236)
(3)*(b)(c) 59,069 236
Launch Two Acquisition Corp., Class
B (acquired 10/21/2024, Cost $261)
(3)*(b)(c) 65,200 261
Newbury Street II Acquisition Corp.,
Class B (acquired 11/1/2024, Cost
$346) (3)*(b)(c) 86,566 346
NewHold Investment Corp. III, Class
B (acquired 2/28/2025, Cost $338)
(3)*(b)(c) 91,354 338
Plum Acquisition Corp. IV, Class A
(acquired 1/15/2025, Cost $157)
(3)*(b)(c) 15,672 157
Plum Acquisition Corp. IV, Class B
(acquired 1/15/2025, Cost $188)
(3)*(b)(c) 62,688 188
Quetta Acquisition Corp. *(c)
72,851 778,777
Sagaliam Acquisition Corp., Class
A (2)*(c) 31,501 349,661
ShoulderUp Technology Acquisition
Corp., Class B (acquired 5/11/2023 -
11/21/2023, Cost $–) (2)*(b)(c) 45,000 405,000
SilverBox Corp. IV, Class B
(acquired 8/16/2024, Cost $273)
(3)*(b)(c) 68,292 273
Sim Acquisition Corp. I, Class B
(acquired 7/11/2024, Cost $145)
(3)*(b)(c) 43,961 145
Stellar V Capital Corp., Class B
(acquired 1/30/2025, Cost $322)
(3)*(b)(c) 78,550 322

Schedule of Investments
March 31, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.0% (continued)
Trailblazer Merger Corp. I, Class A
*(c) 119,448 1,344,984
Translational Development
Acquisition Corp., Class B (acquired
12/23/2024, Cost $242) (3)*(b)(c) 60,623 242
Voyager Acquisition Corp., Class
B (acquired 8/9/2024, Cost $300)
(3)*(b)(c) 74,993 300
Welsbach Technology Metals
Acquisition Corp. (2)*(c) 71,413 804,825
17,999,308
Consumer Finance - 0.3%
Moneylion, Inc. *(a) 62,856 5,437,672
Financial Services - 0.1%
Global Payments, Inc. (a) 10,404 1,018,760
Insurance - 1.5%
Enstar Group Ltd. *(a) 81,236 27,001,222
Total Financials 69,878,283
Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Baird Medical Investment Holdings
Ltd., Class B (2)*(d) 46,529 242,416
Paragon 28, Inc. *(a)
124,236 1,622,522
1,864,938
Pharmaceuticals - 0.2%
Jazz Pharmaceuticals plc *(a) 28,910 3,589,177
Total Health Care 5,454,115
Industrials - 0.6%
Ground Transportation - 0.0% †
Uber Technologies, Inc. *(a) 6,874 500,840
Professional Services - 0.1%
Parsons Corp. *(a) 11,316 670,020
Trading Companies & Distributors - 0.5%
H&E Equipment Services, Inc. (a) 95,559 9,058,038
Total Industrials 10,228,898
Information Technology - 0.8%
Communications Equipment - 0.6%
Nokia OYJ, ADR (Finland) 2,166,812 11,419,099
Semiconductors & Semiconductor Equipment - 0.0% †
MKS Instruments, Inc. 8,908 713,976
Software - 0.2%
Cleanspark, Inc. *(a)
75,848 509,699
Guidewire Software, Inc. *(a)
11,856 2,221,340
Rezolve AI Ltd. (2)*
19,875 24,049
2,755,088
Total Information Technology 14,888,163
Materials - 1.0%
Metals & Mining - 1.0%
Rio Tinto plc, ADR (Australia) 301,998 18,144,040
INVESTMENTS SHARES VALUE ($)
Real Estate - 0.4%
Real Estate Management & Development - 0.3%
CoStar Group, Inc. * 62,077 4,918,360
Specialized REITs - 0.1%
Digital Realty Trust, Inc., REIT 9,495 1,360,539
Total Real Estate 6,278,899
Utilities - 1.4%
Electric Utilities - 1.4%
ALLETE, Inc. (a) 393,376 25,844,803
TOTAL COMMON STOCKS
(Cost $218,427,881) 213,562,597
CONVERTIBLE PREFERRED STOCKS - 2.4%
Financials - 2.4%
Capital Markets - 0.8%
Ares Management Corp.
Series B, $50 par, 6.75%,
10/1/2027 (2)(a) 295,661 14,253,817
Financial Services - 1.6%
Apollo Global Management, Inc.
$50 par, 6.75%, 7/31/2026 (2)
(a) 400,000 29,079,145
Total Financials 43,332,962
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $44,343,700) 43,332,962
CLOSED-END FUNDS - 1.6%
Financials - 1.6%
abrdn Emerging Markets ex China
Fund, Inc. 2,160 10,714
abrdn Life Sciences Investors
36,842 467,525
abrdn National Municipal Income
Fund 12,029 121,974
AllianceBernstein National Municipal
Income Fund, Inc. 8,159 88,607
Allspring Income Opportunities Fund
773 5,287
Allspring Multi-Sector Income Fund
29,080 268,118
BlackRock Enhanced Equity
Dividend Trust 58,013 498,912
BlackRock Enhanced Global
Dividend Trust 35,442 384,546
BlackRock Enhanced International
Dividend Trust 75,787 425,165
BlackRock Municipal 2030 Target
Term Trust 46,526 987,747
BlackRock MuniHoldings Fund, Inc.
36,194 424,918
BlackRock MuniHoldings New York
Quality Fund, Inc. 9,288 94,273
BlackRock MuniHoldings Quality
Fund II, Inc. 22,993 229,930
BlackRock MuniVest Fund II, Inc.
14,058 148,593
BlackRock MuniVest Fund, Inc.
33,761 236,665
BlackRock MuniYield Michigan
Quality Fund, Inc. 10,282 117,009

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 1.6% (continued)
BlackRock MuniYield Quality Fund
II, Inc. 9,084 90,840
BlackRock New York Municipal
Income Trust 20,035 203,756
BlackRock Resources &
Commodities Strategy Trust 21,783 203,235
BlackRock Science and Technology
Term Trust 6,765 120,011
BNY Mellon Municipal Income, Inc.
33,072 237,457
BNY Mellon Strategic Municipal
Bond Fund, Inc. 49,416 285,130
BNY Mellon Strategic Municipals,
Inc. 100,221 613,353
Brookfield Real Assets Income
Fund, Inc. 102,031 1,342,728
Calamos Global Dynamic Income
Fund 120,653 772,179
Central Securities Corp.
17,616 792,015
Clough Global Equity Fund
36,809 231,529
Cohen & Steers Select Preferred
and Income Fund, Inc. 439 8,776
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 129,217 1,066,040
Eaton Vance Tax-Advantaged
Dividend Income Fund 54,913 1,277,825
Eaton Vance Tax-Advantaged Global
Dividend Income Fund 60,059 1,094,275
Eaton Vance Tax-Advantaged Global
Dividend Opportunities Fund 10,378 254,987
Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 193,760 1,577,206
Ellsworth Growth and Income Fund
Ltd. 31,577 286,719
Flaherty & Crumrine Preferred and
Income Fund 22,808 255,906
Flaherty & Crumrine Preferred and
Income Opportunity Fund, Inc. 9,636 88,844
Flaherty & Crumrine Preferred and
Income Securities Fund 61,599 981,272
Flaherty & Crumrine Total Return
Fund 24,463 410,489
Gabelli Dividend & Income Trust
(The) 30,491 735,748
Gabelli Healthcare & WellnessRx
Trust (The) 23,544 237,324
General American Investors Co.,
Inc. 8,763 441,392
John Hancock Diversified Income
Fund 26,668 277,347
John Hancock Income Securities
Trust 7,083 80,321
John Hancock Tax-Advantaged
Dividend Income Fund 40,035 958,038
New Germany Fund, Inc. (The)
23,997 235,411
Nuveen Dow 30sm Dynamic
Overwrite Fund 75,402 1,092,575
Nuveen NASDAQ 100 Dynamic
Overwrite Fund 60,449 1,435,664
Nuveen Real Estate Income Fund
24,526 202,094
INVESTMENTS SHARES VALUE ($)
Financials - 1.6% (continued)
Nuveen S&P 500 Buy-Write Income
Fund 137,698 1,806,598
PIMCO California Municipal Income
Fund 7,955 70,402
PIMCO California Municipal Income
Fund III 24 156
Pioneer Municipal High Income
Advantage Fund, Inc. 29,870 249,414
Pioneer Municipal High Income
Fund Trust 45,316 416,907
Royce Micro-Cap Trust, Inc.
36,970 311,657
Sprott Focus Trust, Inc.
29,574 219,143
SRH Total Return Fund, Inc.
81,643 1,408,342
Swiss Helvetia Fund, Inc. (The)
8,790 81,044
Templeton Emerging Markets Fund
24,467 314,401
Virtus Dividend Interest & Premium
Strategy Fund 18,230 221,130
Virtus Total Return Fund, Inc.
43,968 262,489
Total Financials 27,762,152
TOTAL CLOSED-END FUNDS
(Cost $25,007,257) 27,762,152
PRINCIPAL
AMOUNT
CORPORATE BONDS - 7.7%
Communication Services - 1.5%
Diversified Telecommunication Services - 1.3%
Frontier Communications Holdings LLC
5.88%, 11/1/2029 (2) $ 17,687,750 17,689,448
6.00%, 1/15/2030 (2)(e) 4,617,000 4,627,213
22,316,661
Interactive Media & Services - 0.2%
Snap, Inc.
6.88%, 3/1/2033 (2)(e) 4,368,000 4,367,670
Media - 0.0% †
iHeartCommunications, Inc.
6.38%, 5/1/2026 (2) 423 387
Total Communication Services 26,684,718
Consumer Discretionary - 1.1%
Automobiles - 0.6%
Mclaren Finance plc (United Kingdom)
7.50%, 8/1/2026 (2)(e) 9,825,000 9,739,031
Broadline Retail - 0.5%
Getty Images, Inc.
9.75%, 3/1/2027 (2)(e) 5,801,000 5,794,017
Wayfair LLC
7.25%, 10/31/2029 (2)(e) 3,762,000 3,602,506
9,396,523
Total Consumer Discretionary 19,135,554
Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings, Inc. (Canada)
10.75%, 6/30/2032 (2)(e) 5,250,000 3,976,002

Schedule of Investments
March 31, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Energy - 0.0% †
Oil, Gas & Consumable Fuels - 0.0% †
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(f) $ 2,833,436 123,254
Financials - 0.4%
Financial Services - 0.4%
Freedom Mortgage Corp.
7.63%, 5/1/2026 (2)(e) 1,304,000 1,300,452
Global Payments, Inc.
2.90%, 5/15/2030 (2) 1,750,000 1,586,585
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030 (2)(e) 3,362,000 3,353,382
Total Financials 6,240,419
Health Care - 1.3%
Pharmaceuticals - 1.3%
Bausch Health Cos., Inc.
6.13%, 2/1/2027 (2)(e) 22,000,000 22,308,000
Mallinckrodt International Finance SA
14.75%, 11/14/2028 (2)(e) 1,675,000 1,753,896
Total Health Care 24,061,896
Industrials - 0.9%
Professional Services - 0.2%
Dun & Bradstreet Corp. (The)
5.00%, 12/15/2029 (2)(e) 3,270,000 3,275,403
Trading Companies & Distributors - 0.7%
H&E Equipment Services, Inc.
3.88%, 12/15/2028 (2)(e) 13,525,000 13,481,326
Total Industrials 16,756,729
Materials - 1.1%
Containers & Packaging - 0.6%
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027 (2)(e) 10,382,000 10,485,820
Metals & Mining - 0.5%
United States Steel Corp.
6.88%, 3/1/2029 (2) 8,403,000 8,458,014
Total Materials 18,943,834
Real Estate - 0.4%
Health Care REITs - 0.4%
Diversified Healthcare Trust
9.75%, 6/15/2025 (2) 6,632,000 6,624,994
Utilities - 0.8%
Gas Utilities - 0.8%
Ferrellgas LP
5.38%, 4/1/2026 (2)(e) 11,700,000 11,581,795
5.88%, 4/1/2029 (2)(e) 3,920,000 3,548,703
15,130,498
Independent Power and Renewable Electricity Producers - 0.0% †
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(f) 2,375,000 2,375
Total Utilities 15,132,873
TOTAL CORPORATE BONDS
(Cost $139,753,942) 137,680,273
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
CONVERTIBLE BONDS - 42.8%
Communication Services - 3.7%
Entertainment - 0.8%
Live Nation Entertainment, Inc.
3.13%, 1/15/2029 (2)(a) $ 9,575,000 13,304,463
Interactive Media & Services - 0.7%
fuboTV, Inc.
3.25%, 2/15/2026 (2) 3,047,000 2,947,972
Snap, Inc.
0.25%, 5/1/2025 (2)(a) 3,608,000 3,571,920
0.13%, 3/1/2028 (2)(a) 7,400,000 6,267,800
12,787,692
Media - 2.2%
EchoStar Corp.
3.88%, 11/30/2030 (2)(a)(g) 1,975,000 2,178,535
Liberty Broadband Corp.
3.13%, 6/30/2054 (2)(e) 26,945,000 31,019,084
Sirius XM Holdings, Inc.
3.75%, 3/15/2028 (2)(a) 5,943,000 6,161,180
39,358,799
Total Communication Services 65,450,954
Consumer Discretionary - 11.9%
Automobile Components - 0.9%
Patrick Industries, Inc.
1.75%, 12/1/2028 (2)(a) 11,687,000 16,338,426
Automobiles - 2.0%
Ford Motor Co.
0.00%, 3/15/2026 (2)(a) 26,376,000 25,822,104
Winnebago Industries, Inc.
1.50%, 4/1/2025 (2)(a) 8,175,000 8,158,650
3.25%, 1/15/2030 (2)(a) 2,400,000 2,098,800
36,079,554
Broadline Retail - 1.8%
Etsy, Inc.
0.13%, 10/1/2026 (2)(a) 12,486,000 11,986,560
0.25%, 6/15/2028 (2)(a) 5,738,000 4,868,693
Groupon, Inc.
6.25%, 3/15/2027 (2)(a)(e) 3,650,000 3,814,446
Match Group Financeco 3, Inc.
2.00%, 1/15/2030 (2)(a)(e) 13,135,000 11,305,299
31,974,998
Diversified Consumer Services - 2.1%
Stride, Inc.
1.13%, 9/1/2027 (2)(a) 15,675,000 38,215,650
Hotels, Restaurants & Leisure - 4.6%
Carnival Corp.
5.75%, 12/1/2027 (2)(a) 21,725,000 36,248,163
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (2)(a) 5,085,000 4,426,492
Kyoritsu Maintenance Co. Ltd. (Japan)
0.00%, 1/29/2026 (2)(a)(h) JPY 250,000,000 2,216,814
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(a) $ 10,742,000 27,499,520
Marriott Vacations Worldwide Corp.
3.25%, 12/15/2027 (2)(a) 1,675,000 1,549,375

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Hotels, Restaurants & Leisure - 4.6% (continued)
NCL Corp. Ltd.
5.38%, 8/1/2025 (2)(a) $ 8,500,000 9,673,000
81,613,364
Specialty Retail - 0.5%
Burlington Stores, Inc.
2.25%, 4/15/2025 (2)(a) 5,800,000 6,328,465
Guess?, Inc.
3.75%, 4/15/2028 (2)(a) 2,587,000 2,374,866
8,703,331
Total Consumer Discretionary 212,925,323
Consumer Staples - 0.0% †
Personal Care Products - 0.0% †
Rohto Pharmaceutical Co. Ltd. (Japan)
0.00%, 3/15/2032 (2)(a)(h) JPY 50,000,000 356,524
Energy - 1.9%
Energy Equipment & Services - 1.1%
Transocean, Inc.
4.63%, 9/30/2029 (2)(a) $ 16,325,000 19,810,387
Oil, Gas & Consumable Fuels - 0.8%
World Kinect Corp.
3.25%, 7/1/2028 (2)(a) 12,825,000 14,812,875
Total Energy 34,623,262
Financials - 2.8%
Capital Markets - 1.6%
Coinbase Global, Inc.
0.25%, 4/1/2030 (2)(a) 7,500,000 6,933,750
HAT Holdings I LLC
0.00%, 5/1/2025 (2)(a)(e) 12,417,000 13,546,947
WisdomTree, Inc.
3.25%, 8/15/2029 (2)(a)(e) 7,925,000 7,970,172
28,450,869
Consumer Finance - 0.6%
EZCORP, Inc.
2.38%, 5/1/2025 (2)(a) 4,040,000 4,021,820
3.75%, 12/15/2029 (2)(a)(e) 4,325,000 6,372,888
Qifu Technology, Inc. (China)
0.50%, 4/1/2030 (2)(e) 700,000 709,100
11,103,808
Financial Services - 0.6%
Repay Holdings Corp.
2.88%, 7/15/2029 (2)(a)(e) 13,400,000 11,450,300
Total Financials 51,004,977
Health Care - 6.1%
Biotechnology - 2.5%
BioMarin Pharmaceutical, Inc.
1.25%, 5/15/2027 (2)(a) 14,710,000 13,834,755
Dynavax Technologies Corp.
2.00%, 3/15/2030 (2)(a)(e) 5,075,000 5,028,794
Exact Sciences Corp.
0.38%, 3/1/2028 (2)(a) 15,852,000 13,910,130
1.75%, 4/15/2031 (2)(a)(e) 7,925,000 6,788,416
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Biotechnology - 2.5% (continued)
Telix Pharmaceuticals Ltd. (Australia)
2.38%, 7/30/2029 (2)(a)(h) AUD 6,000,000 4,941,314
44,503,409
Health Care Equipment & Supplies - 1.5%
Dexcom, Inc.
0.25%, 11/15/2025 (2)(a) $ 8,750,000 8,500,625
0.38%, 5/15/2028 (2)(a) 10,350,000 9,221,850
Tandem Diabetes Care, Inc.
Series 2024, 1.50%, 3/15/2029
(2)(a) 3,123,000 2,935,620
TransMedics Group, Inc.
1.50%, 6/1/2028 (2)(a) 6,100,000 6,537,980
27,196,075
Health Care Providers & Services - 0.4%
Accolade, Inc.
0.50%, 4/1/2026 (2) 7,765,000 7,595,141
Health Care Technology - 1.3%
Evolent Health, Inc.
3.50%, 12/1/2029 (2)(a) 2,199,000 1,787,413
Livongo Health, Inc.
0.88%, 6/1/2025 (2)(a) 20,775,000 20,567,240
22,354,653
Pharmaceuticals - 0.4%
ANI Pharmaceuticals, Inc.
2.25%, 9/1/2029 (2)(a)(e) 6,996,000 7,821,528
Total Health Care 109,470,806
Industrials - 3.3%
Commercial Services & Supplies - 0.2%
Park24 Co. Ltd. (Japan)
0.00%, 2/24/2028 (2)(a)(h) JPY 450,000,000 3,115,708
Construction & Engineering - 0.4%
Fluor Corp.
1.13%, 8/15/2029 (2)(a) $ 6,676,000 7,093,250
Ground Transportation - 0.6%
Lyft, Inc.
1.50%, 5/15/2025 (2)(a) 9,125,000 9,081,200
0.63%, 3/1/2029 (2)(a) 818,000 789,370
Nikkon Holdings Co. Ltd. (Japan)
0.00%, 12/12/2031 (2)(a)(h) JPY 60,000,000 537,236
10,407,806
Passenger Airlines - 2.1%
American Airlines Group, Inc.
6.50%, 7/1/2025 (2)(a) $ 6,978,000 6,978,000
ANA Holdings, Inc. (Japan)
0.00%, 12/10/2031 (2)(a)(h) JPY 800,000,000 5,760,384
Southwest Airlines Co.
1.25%, 5/1/2025 (2)(a) $ 25,068,000 25,005,330
37,743,714
Total Industrials 58,360,478

Schedule of Investments
March 31, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Information Technology - 10.5%
Electronic Equipment, Instruments & Components - 0.8%
Ibiden Co. Ltd. (Japan)
0.00%, 3/14/2031 (2)(a)(h) JPY 600,000,000 3,826,255
Vishay Intertechnology, Inc.
2.25%, 9/15/2030 (2)(a) $ 10,815,000 9,544,238
13,370,493
IT Services - 1.4%
Akamai Technologies, Inc.
0.13%, 5/1/2025 (2)(a) 12,625,000 12,568,187
Shopify, Inc. (Canada)
0.13%, 11/1/2025 (2)(a) 8,775,000 8,796,938
Snowflake, Inc.
0.00%, 10/1/2029 (2)(a)(e) 3,810,000 4,455,795
25,820,920
Semiconductors & Semiconductor Equipment - 1.0%
Microchip Technology, Inc.
0.75%, 6/1/2030 (2)(a)(e) 5,125,000 4,789,313
ON Semiconductor Corp.
0.50%, 3/1/2029 (2)(a) 10,315,000 8,884,309
Penguin Solutions, Inc.
2.00%, 8/15/2030 (2)(a)(e) 4,497,000 4,117,003
17,790,625
Software - 6.7%
Bentley Systems, Inc.
0.38%, 7/1/2027 (2)(a) 5,899,000 5,344,494
BlackLine, Inc.
0.00%, 3/15/2026 (2)(a) 1,700,000 1,625,676
Datadog, Inc.
0.13%, 6/15/2025 (2)(a) 5,458,000 6,104,773
0.00%, 12/1/2029 (2)(a)(e) 10,865,000 9,436,252
Dropbox, Inc.
0.00%, 3/1/2028 (2)(a) 9,200,000 9,052,800
Five9, Inc.
1.00%, 3/15/2029 (2) 2,384,000 2,029,976
InterDigital, Inc.
3.50%, 6/1/2027 (2)(a) 18,710,000 50,245,705
MicroStrategy, Inc.
0.00%, 12/1/2029 (2)(a)(e) 9,536,000 7,686,016
0.00%, 3/1/2030 (2)(a)(e) 2,800,000 2,661,569
PagerDuty, Inc.
1.50%, 10/15/2028 (2)(a) 17,024,000 16,886,221
Unity Software, Inc.
0.00%, 11/15/2026 (2)(a) 9,650,000 8,926,250
119,999,732
Technology Hardware, Storage & Peripherals - 0.6%
Super Micro Computer, Inc.
3.50%, 3/1/2029 (2)(a) 10,800,000 10,422,000
Total Information Technology 187,403,770
Real Estate - 1.9%
Health Care REITs - 1.1%
Welltower OP LLC
2.75%, 5/15/2028 (2)(a)(e) 12,275,000 20,008,250
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Real Estate Management & Development - 0.8%
Zillow Group, Inc.
2.75%, 5/15/2025 (2)(a) $ 13,917,000 14,445,846
Total Real Estate 34,454,096
Utilities - 0.7%
Electric Utilities - 0.7%
Evergy, Inc.
4.50%, 12/15/2027 (2)(a) 6,016,000 7,070,048
FirstEnergy Corp.
4.00%, 5/1/2026 (2)(a) 5,004,000 5,069,052
Southern Co. (The)
3.88%, 12/15/2025 (2)(a) 1,117,000 1,243,221
Total Utilities 13,382,321
TOTAL CONVERTIBLE BONDS
(Cost $733,479,154) 767,432,511
NO. OF
RIGHTS
RIGHTS - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
A SPAC III Acquisition Corp.,
expiring 11/8/2025 (2)*(c) 63,236 8,765
Aifeex Nexus Acquisition Corp.,
expiring 3/5/2026 (3)*(c) 157,393 39,348
Aquaron Acquisition Corp., expiring
4/6/2025 (3)*(c) 35,605 12,462
Bannix Acquisition Corp., expiring
4/14/2025 (2)*(c) 26,277 3,628
Bleichroeder Acquisition Corp. I,
expiring 11/1/2026 (2)*(c) 543,963 97,913
Bold Eagle Acquisition Corp.,
expiring 10/24/2025 *(c) 756,618 189,003
Breeze Holdings Acquisition Corp.,
expiring 4/26/2025 (2)*(c) 55,000 11,000
Broad Capital Acquisition Corp.,
expiring 4/13/2025 (3)*(c) 69,739 13,250
Cayson Acquisition Corp., expiring
9/20/2025 (2)*(c) 114,486 17,745
Charlton Aria Acquisition Corp.,
expiring 4/24/2026 (2)*(c) 197,296 35,513
Clean Energy Special Situations
Corp., expiring 4/30/2025 (2)*(c) 40,212 33,440
CO2 Energy Transition Corp.,
expiring 5/21/2026 *(c) 127,667 38,300
Drugs Made In America Acquisition
Corp., expiring 4/28/2026 *(c) 119,686 15,559
DT Cloud Star Acquisition Corp.,
expiring 10/25/2025 (2)*(c) 145,129 22,974
ESH Acquisition Corp., expiring
4/16/2025 (2)*(c) 97,905 8,332
Eureka Acquisition Corp., expiring
7/2/2025 *(c) 22,702 5,269
FG Merger II Corp., expiring
1/29/2027 *(c) 179,188 34,046
Flag Ship Acquisition Corp., expiring
6/18/2025 *(c) 86,443 13,831
Future Vision II Acquisition Corp.,
expiring 3/12/2026 (2)*(c) 150,887 24,142

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.1% (continued)
Global Blockchain Acquisition Corp.,
expiring 4/12/2025 (3)*(c) 161,196 15,958
Global Star Acquisition, Inc., expiring
6/22/2025 *(c) 50,064 10,513
Globalink Investment, Inc., expiring
4/9/2025 (2)*(c) 74,843 3,001
Goldenstone Acquisition Ltd.,
expiring 4/21/2025 (2)*(c) 32,200 9,660
GSR III Acquisition Corp., expiring
5/7/2026 *(c) 87,751 128,994
Hennessy Capital Investment Corp.
VII, expiring 1/17/2027 *(c) 444,056 90,676
HORIZON SPACE ACQUISITION II
Corp., expiring 11/15/2025 (3)*(c) 125,239 16,294
IB Acquisition Corp., expiring
9/26/2025 *(c) 43,870 2,637
Inception Growth Acquisition Ltd.,
expiring 4/13/2025 *(c) 112,518 20,253
Iron Horse Acquisitions Corp.,
expiring 4/27/2025 (2)*(c) 63,190 18,963
Jackson Acquisition Co. II, expiring
12/10/2026 (2)*(c) 360,208 90,052
K&F Growth Acquisition Corp. II,
expiring 2/5/2027 (2)*(c) 338,085 40,570
Maywood Acquisition Corp., expiring
5/13/2026 *(c) 122,083 29,300
Mercer Park Opportunities Corp.,
expiring 1/22/2026 (3)*(c) 457,730 22,887
Metal Sky Star Acquisition Corp.,
expiring 4/5/2025 *(c) 103,342 8,185
Mountain Lake Acquisition Corp.,
expiring 6/13/2026 (2)*(c) 446,094 82,126
NorthView Acquisition Corp.,
expiring 6/22/2025 *(c) 154,598 22,417
PHP Ventures Acquisition Corp.,
expiring 4/16/2025 (3)*(c) 29,400 –
Quetta Acquisition Corp., expiring
4/10/2025 *(c) 1,196 1,926
Range Capital Acquisition Corp.,
expiring 6/20/2026 *(c) 224,317 38,134
RF Acquisition Corp. II, expiring
11/17/2025 (2)*(c) 46,579 3,726
Ribbon Acquisition Corp., expiring
1/15/2026 *(c) 60,105 15,026
Rising Dragon Acquisition Corp.,
expiring 1/11/2026 (2)*(c) 140,178 22,597
Sagaliam Acquisition Corp., expiring
11/25/2025 (3)*(c) 70,003 –
Tavia Acquisition Corp., expiring
6/4/2026 (2)*(c) 214,404 32,161
Trailblazer Merger Corp. I, expiring
4/30/2025 (2)*(c) 149,105 37,276
Welsbach Technology Metals
Acquisition Corp., expiring
6/30/2025 (2)*(c) 9,289 1,491
YHN Acquisition I Ltd., expiring
12/18/2025 *(c) 151,864 19,758
Yotta Acquisition Corp., expiring
4/22/2025 (2)*(c) 68,693 11,060
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Total Financials 1,420,161
Health Care - 0.0%
Biotechnology - 0.0%
Ambit Biosciences Corp., CVR (3)* 146,272 –
Tobira Therapeutics, Inc., CVR (3)* 11,880 –
Total Health Care –
TOTAL RIGHTS
(Cost $–) 1,420,161
NO. OF
WARRANTS
WARRANTS - 0.2%
Communication Services - 0.0%
Media - 0.0%
HWH International, Inc.,
expiring 2/2/2027 (3)* 52,991 –
a
Consumer Discretionary - 0.0% †
Automobile Components - 0.0% †
MKDWELL Tech, Inc., expiring
7/31/2029 * 5,717 66
a
Automobiles - 0.0% †
Thunder Power Holdings, Inc.,
expiring 6/1/2029 (3)* 94,079 1,900
a
Hotels, Restaurants & Leisure - 0.0% †
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 40,782 106
a
Total Consumer Discretionary 2,072
Financials - 0.2%
Capital Markets - 0.2%
26 Capital Acquisition Corp.,
expiring 4/30/2025 (3)*(c) 74,200 482
AA Mission Acquisition Corp.,
expiring 2/1/2026 *(c) 183,119 12,177
Aetherium Acquisition Corp.,
expiring 4/30/2025 (3)*(c) 175,712 5,500
Aldel Financial II, Inc., expiring
10/22/2026 *(c) 302,657 91,191
AltEnergy Acquisition Corp.,
expiring 5/2/2025 (2)*(c) 61,463 1,358
Andretti Acquisition Corp. II,
expiring 9/6/2026 *(c) 336,649 60,530
Arogo Capital Acquisition
Corp., expiring 4/28/2025
(3)*(c) 96,774 2,903
Athena Technology Acquisition
Corp. II, expiring 4/14/2025
(3)*(c) 319,116 7,084
Bannix Acquisition Corp.,
expiring 4/14/2025 (3)*(c) 26,277 394
Black Spade Acquisition II
Co., expiring 8/28/2026 (Hong
Kong) *(c) 181,006 39,821
Breeze Holdings Acquisition
Corp., expiring 4/26/2025 *(c) 55,000 19,388

Schedule of Investments
March 31, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
byNordic Acquisition Corp.,
expiring 4/12/2025 (2)*(c) 69,207 879
Canna-Global Acquisition
Corp., expiring 4/30/2025
(3)*(c) 188,580 –
Centurion Acquisition Corp.,
expiring 6/11/2026 (2)*(c) 384,082 57,612
Chenghe Acquisition II Co.,
expiring 6/7/2026 (Singapore)
(2)*(c) 139,243 6,976
Churchill Capital Corp. IX,
expiring 5/2/2026 *(c) 3,010 1,866
Clean Energy Special
Situations Corp., expiring
4/30/2025 (3)*(c) 20,106 201
CO2 Energy Transition Corp.,
expiring 5/21/2026 *(c) 127,667 12,958
Cohen Circle Acquisition Corp.
I, expiring 10/11/2026 *(c) 194,483 350,069
Concord Acquisition Corp. II,
expiring 12/31/2025 (3)*(c) 95,464 14,310
Corner Growth Acquisition
Corp., expiring 12/31/2025
(3)*(c) 110,400 22,080
Direct Selling Acquisition
Corp., expiring 9/28/2025
(3)*(c) 51,291 3,077
dMY Squared Technology
Group, Inc., expiring 4/29/2025
(2)*(c) 6,140 5,832
Dynamix Corp., expiring
11/21/2026 *(c) 164,849 47,015
EQV Ventures Acquisition
Corp., expiring 8/7/2026 (2)*(c) 286,978 94,703
Everest Consolidator
Acquisition Corp., expiring
4/23/2025 (2)*(c) 65,508 32,754
Fact II Acquisition Corp.,
expiring 5/26/2026 (2)*(c) 211,180 38,012
Focus Impact BH3 Acquisition
Co., expiring 6/30/2025 (3)*(c) 42,289 846
Four Leaf Acquisition Corp.,
expiring 4/22/2025 (3)*(c) 111,000 5,550
FutureTech II Acquisition
Corp., expiring 4/18/2025
(2)*(c) 38,964 818
GigCapital7 Corp., expiring
5/29/2026 *(c) 479,330 39,497
Global Blockchain Acquisition
Corp., expiring 4/12/2025
(3)*(c) 161,196 4,836
Global Star Acquisition, Inc.,
expiring 6/22/2025 *(c) 41,201 1,030
Globalink Investment, Inc.,
expiring 4/9/2025 (3)*(c) 74,843 561
Goal Acquisitions Corp.,
expiring 5/8/2025 *(c) 84,630 846
Goldenstone Acquisition Ltd.,
expiring 4/21/2025 (2)*(c) 32,200 2,576
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
GP-Act III Acquisition Corp.,
expiring 5/9/2026 *(c) 30,923 5,755
Graf Global Corp., expiring
6/26/2026 *(c) 338,011 60,842
HCM II Acquisition Corp.,
expiring 8/16/2026 (acquired
8/16/2024, Cost $73,836)
(3)*(b)(c) 73,836 73,836
HCM II Acquisition Corp.,
expiring 8/16/2026 *(c) 320,012 220,808
Hennessy Capital Investment
Corp. VI, expiring 4/30/2025
*(c) 232,490 34,874
Inception Growth Acquisition
Ltd., expiring 4/13/2025 (2)*(c) 56,259 2,256
Integral Acquisition Corp. 1,
expiring 4/5/2025 (2)*(c) 53,808 2,690
Integrated Rail and Resources
Acquisition Corp., expiring
4/15/2025 (3)*(c) 54,219 15,669
InterPrivate III Financial
Partners, Inc., expiring
4/30/2025 (3)*(c) 16,500 167
Iris Acquisition Corp., expiring
4/30/2025 (3)*(c) 63,888 1,917
Iron Horse Acquisitions Corp.,
expiring 4/27/2025 (2)*(c) 63,190 2,022
Launch One Acquisition Corp.,
expiring 7/12/2026 (acquired
7/11/2024, Cost $73,836)
(3)*(b)(c) 73,836 73,836
Launch One Acquisition Corp.,
expiring 7/12/2026 *(c) 312,978 45,413
Launch Two Acquisition Corp.,
expiring 10/8/2026 *(c) 358,009 75,182
Launch Two Acquisition Corp.,
expiring 10/8/2026 (acquired
10/21/2024, Cost $81,500)
(3)*(b)(c) 81,500 81,500
Legato Merger Corp. III,
expiring 2/6/2026 (2)*(c) 53,436 10,308
Lionheart Holdings, expiring
6/18/2026 *(c) 263,150 31,604
M3-Brigade Acquisition V
Corp., expiring 8/1/2026 *(c) 427,017 123,835
Maquia Capital Acquisition
Corp., expiring 1/7/2026 (3)*(c) 113,500 1,135
Marblegate Acquisition Corp.,
expiring 4/30/2025 *(c) 311,411 49,826
Melar Acquisition Corp. I,
expiring 6/18/2026 (2)*(c) 125,905 16,997
Mercer Park Opportunities
Corp., expiring 1/22/2026
(Cayman Islands) (3)*(c) 457,730 22,887
Metal Sky Star Acquisition
Corp., expiring 4/5/2025 *(c) 103,342 1,261
Newbury Street Acquisition
Corp., expiring 9/25/2025
(3)*(c) 88,000 –

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Newbury Street II Acquisition
Corp., expiring 11/1/2026 *(c) 218,493 48,068
Northern Star Investment
Corp. II, expiring 4/30/2025
(3)*(c) 16,500 86
NorthView Acquisition Corp.,
expiring 6/22/2025 *(c) 77,299 4,638
Oaktree Acquisition Corp.
III Life Sciences, expiring
10/24/2026 *(c) 105,907 79,430
Papaya Growth Opportunity
Corp. I, expiring 12/19/2025
(3)*(c) 206,644 3,100
PHP Ventures Acquisition
Corp., expiring 4/16/2025
(3)*(c) 14,700 648
Plum Acquisition Corp. IV,
expiring 7/15/2026 *(c) 169,785 29,560
PMV Consumer Acquisition
Corp., expiring 8/31/2027 (2)* 145,447 73
Relativity Acquisition Corp.,
expiring 4/15/2025 (3)*(c) 89,748 –
Roman DBDR Acquisition
Corp. II, expiring 12/13/2026
*(c) 199,710 62,429
ShoulderUp Technology
Acquisition Corp., expiring
4/30/2025 (2)*(c) 75,776 1,516
SilverBox Corp. IV, expiring
8/16/2026 *(c) 214,539 75,089
SIM Acquisition Corp. I,
expiring 7/10/2026 *(c) 299,540 38,970
SIM Acquisition Corp. I,
expiring 7/10/2026 (acquired
7/11/2024, Cost $54,951)
(3)*(b)(c) 54,951 54,951
Southport Acquisition Corp.,
expiring 9/30/2025 *(c) 182,986 36,121
Translational Development
Acquisition Corp., expiring
6/23/2026 *(c) 192,505 30,069
Translational Development
Acquisition Corp., expiring
6/23/2026 (acquired
12/23/2024, Cost $75,779)
(3)*(b)(c) 75,779 75,779
Vine Hill Capital Investment
Corp., expiring 6/6/2026 *(c) 299,861 80,603
Voyager Acquisition Corp.,
expiring 8/9/2026 *(c) 291,668 46,084
Voyager Acquisition Corp.,
expiring 8/9/2026 (acquired
8/9/2024, Cost $93,741)
(3)*(b)(c) 93,741 93,741
Willow Lane Acquisition Corp.,
expiring 11/8/2026 (2)*(c) 141,928 34,063
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Yotta Acquisition Corp.,
expiring 4/22/2025 *(c) 68,693 3,758
Total Financials 2,739,128
Health Care - 0.0% †
Biotechnology - 0.0% †
Abpro Holdings, Inc., expiring
11/12/2029 * 199,886 5,097
Longevity Health Holdings,
Inc., expiring 7/12/2028 (2)* 28,760 713
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)* 38,655 –
5,810
Health Care Equipment & Supplies - 0.0% †
QT Imaging Holdings, Inc.,
expiring 12/31/2028 (3)* 43,690 442
a
Health Care Technology - 0.0% †
iCoreConnect, Inc., expiring
5/15/2028 (3)* 57,600 87
VSee Health, Inc., expiring
11/4/2028 * 24,861 1,464
1,551
Life Sciences Tools & Services - 0.0% †
Conduit Pharmaceuticals, Inc.,
expiring 2/3/2027 * 4,731 43
a
Total Health Care 7,846
Industrials - 0.0% †
Commercial Services & Supplies - 0.0% †
DevvStream Corp., expiring
11/7/2029 (3)* 49,375 494
ESGL Holdings Ltd., expiring
4/13/2028 (Singapore) (2)* 20,070 231
Royalty Management Holding
Corp., expiring 5/28/2026 (2)* 24,043 363
1,088
Electrical Equipment - 0.0% †
ConnectM Technology
Solutions, Inc., expiring
8/7/2029 (3)* 71,392 728
a
Professional Services - 0.0% †
Cycurion, Inc., expiring
2/18/2030 * 53,359 2,001
a
Total Industrials 3,817
Information Technology - 0.0% †
Technology Hardware, Storage & Peripherals - 0.0% †
Foxx Development Holdings,
Inc., expiring 9/26/2029 * 18,250 2,555
a

Schedule of Investments
March 31, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Utilities - 0.0% †
Independent Power and Renewable Electricity Producers - 0.0% †
Alternus Clean Energy, Inc.,
expiring 12/22/2028 * 94,880 114
a
TOTAL WARRANTS
(Cost $456,836) 2,755,532
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(b) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(b) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(b) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(b) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(b) 10,488 –
DEMC Ltd., Class B-2 (Malaysia)
(acquired 4/12/2017, Cost $–)
(3)*(b) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(b) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(b) 40,321,771,424,070 –
Total Health Care –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
UNITS - 1.8%
Financials - 1.8%
Capital Markets - 1.8%
Andretti Acquisition Corp. II
(acquired 9/6/2024, Cost $96,600)
(3)*(b)(c) 9,660 96,600
Archimedes Tech SPAC Partners II
Co. (2)*(c) 323,855 3,264,459
Artius II Acquisition, Inc. *(c)
462,795 4,678,858
Cohen Circle Acquisition Corp. I
(acquired 10/11/2024, Cost $81,500)
(3)*(b)(c) 8,150 81,500
Columbus Acquisition Corp.
(Singapore) (2)*(c) 71,696 726,998
Fact II Acquisition Corp. (acquired
11/27/2024, Cost $74,381) (3)*(b)(c) 7,453 74,381
Fifth Era Acquisition Corp. I
(Cayman Islands) *(c) 346,362 3,487,865
Gesher Acquisition Corp. II
(acquired 3/21/2025, Cost $115,614)
(3)*(b)(c) 11,573 115,729
Gesher Acquisition Corp. II *(c)
257,046 2,578,171
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 1.8% (continued)
GSR III Acquisition Corp. (acquired
11/7/2024, Cost $112,027) (3)*(b)(c) 11,203 112,030
Hennessy Capital Investment Corp.
VII (acquired 1/17/2025, Cost
$130,469) (3)*(b)(c) 13,060 130,469
Live Oak Acquisition Corp. V *(c)
279,314 2,815,485
Newbury Street II Acquisition Corp.
(acquired 11/1/2024, Cost $108,210)
(3)*(b)(c) 10,821 108,210
NewHold Investment Corp. III
(acquired 2/28/2025, Cost $114,189)
(3)*(b)(c) 11,419 114,189
NewHold Investment Corp. III *(c)
366,990 3,702,929
Plum Acquisition Corp. IV (acquired
1/15/2025, Cost $78,203) (3)*(b)(c) 7,836 78,203
Quartzsea Acquisition Corp. *(c)
119,661 1,208,576
Rithm Acquisition Corp. *(c)
412,062 4,161,826
SilverBox Corp. IV (acquired
8/16/2024, Cost $85,370) (3)*(b)(c) 8,537 85,370
Stellar V Capital Corp. (acquired
1/30/2025, Cost $78,550) (3)*(b)(c) 7,855 78,550
Stellar V Capital Corp. (2)*(c)
388,826 3,934,919
UY Scuti Acquisition Corp. *(c)
41,412 416,605
Total Financials 32,051,922
TOTAL UNITS
(Cost $31,775,596) 32,051,922
SHARES
SHORT-TERM INVESTMENTS - 56.6%
INVESTMENT COMPANIES - 30.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.15% (i)(j) 1,654,584 1,654,584
Limited Purpose Cash Investment
Fund, 4.32% (i)(k) 552,842,879 552,677,026
TOTAL INVESTMENT COMPANIES
(Cost $554,214,421) 554,331,610
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 25.7%
U.S. Treasury Bills
4.41%, 4/24/2025 (2)(a)(l) $ 90,000,000 89,756,516
4.35%, 5/8/2025 (2)(l) 27,219,000 27,100,525
4.41%, 5/22/2025 (2)(l) 3,627,000 3,605,291
4.44%, 5/29/2025 (2)(a)(l)(m) 30,000,000 29,795,197
4.26%, 6/26/2025 (2)(l)(m) 80,000,000 79,198,289
4.22%, 7/3/2025 (2)(l)(m) 60,000,000 59,349,969
4.20%, 7/10/2025 (2)(l)(m) 80,000,000 79,070,000
4.27%, 7/17/2025 (2)(l)(m) 64,434,000 63,632,043
4.23%, 7/31/2025 (2)(l)(m) 28,938,000 28,532,410
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $460,064,704) 460,040,240
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,014,279,125) 1,014,371,850

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
CONTRACTS VALUE ($)
PURCHASED OPTIONS - 0.0% †
Put Option - 0.0% †
Exchange-Traded
Consumer Discretionary - 0.0% †
Automobiles - 0.0% †
Ford Motor Co.
Exercise Price USD 4.85
Notional Amount USD
11,115,246
Expiration Date 1/16/2026 11,082 110,820
Information Technology - 0.0% †
Software - 0.0% †
MicroStrategy, Inc.
Exercise Price USD 30.00
Notional Amount USD
5,592,438
Expiration Date 6/18/2026 194 42,098
MicroStrategy, Inc.
Exercise Price USD 50.00
Notional Amount USD
17,497,989
Expiration Date 1/15/2027 607 394,550
Total Information Technology 436,648
TOTAL PURCHASED OPTIONS
(Cost $611,682) 547,468
TOTAL LONG POSITIONS
(Cost $2,208,264,870) 2,240,917,428
SHARES
SHORT POSITIONS - (29.7)%
COMMON STOCKS - (25.5)%
Communication Services - (2.4)%
Entertainment - (0.5)%
Live Nation Entertainment, Inc. (61,334) (8,008,994)
Interactive Media & Services - (0.1)%
Match Group, Inc. (56,276) (1,755,811)
Media - (1.8) %
Charter Communications, Inc., Class
A (84,166) (31,017,696)
EchoStar Corp., Class A
(42,271) (1,081,292)
Sirius XM Holdings, Inc.
(3,565) (80,373)
(32,179,361)
Total Communication Services (41,944,166)
Consumer Discretionary - (6.6)%
Automobile Components - (0.7)%
American Axle & Manufacturing
Holdings, Inc. (129,969) (528,974)
Patrick Industries, Inc.
(141,978) (12,005,660)
(12,534,634)
INVESTMENTS SHARES VALUE ($)
Automobiles - (0.3)%
Ford Motor Co.
(370,173) (3,712,835)
Winnebago Industries, Inc.
(13,374) (460,868)
(4,173,703)
Broadline Retail - (0.2)%
Etsy, Inc.
(42,161) (1,989,156)
Groupon, Inc.
(65,700) (1,233,189)
(3,222,345)
Diversified Consumer Services - (2.0)%
Stride, Inc. (287,536) (36,373,304)
Hotels, Restaurants & Leisure - (3.3)%
Carnival Corp.
(1,330,740) (25,989,352)
DraftKings, Inc., Class A
(14,851) (493,202)
Kyoritsu Maintenance Co. Ltd.
(Japan) (2) (99,800) (2,084,212)
MakeMyTrip Ltd. (India)
(260,550) (25,531,294)
Marriott Vacations Worldwide Corp.
(3,719) (238,909)
Norwegian Cruise Line Holdings Ltd.
(261,844) (4,964,562)
(59,301,531)
Specialty Retail - (0.1)%
Burlington Stores, Inc.
(7,560) (1,801,775)
Guess?, Inc.
(34,919) (386,553)
(2,188,328)
Total Consumer Discretionary (117,793,845)
Consumer Staples - (0.0)% †
Personal Care Products - (0.0)% †
Rohto Pharmaceutical Co. Ltd.
(Japan) (2) (9,400) (140,753)
Energy - (3.2)%
Energy Equipment & Services - (2.7)%
Schlumberger NV
(929,918) (38,870,572)
Transocean Ltd.
(3,084,283) (9,777,177)
(48,647,749)
Oil, Gas & Consumable Fuels - (0.5)%
World Kinect Corp. (324,769) (9,210,449)
Total Energy (57,858,198)
Financials - (3.8)%
Banks - (1.0)%
Berkshire Hills Bancorp, Inc.
(215,662) (5,626,622)
Renasant Corp.
(240,629) (8,164,542)
WesBanco, Inc.
(151,591) (4,693,257)
(18,484,421)
Capital Markets - (0.9)%
Ares Management Corp.
(70,462) (10,330,434)
Coinbase Global, Inc., Class A
(15,290) (2,633,397)
Penson Worldwide, Inc. (3)
(212,307) –
WisdomTree, Inc.
(421,093) (3,756,149)
(16,719,980)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Finance - (0.3)%
EZCORP, Inc., Class A (369,112) (5,433,329)
Financial Services - (1.6)%
Apollo Global Management, Inc.
(184,404) (25,252,284)
Repay Holdings Corp., Class A
(446,916) (2,489,322)
(27,741,606)
Total Financials (68,379,336)
Health Care - (1.2)%
Biotechnology - (0.6)%
BioMarin Pharmaceutical, Inc.
(20,225) (1,429,705)
Dynavax Technologies Corp.
(183,907) (2,385,274)
Exact Sciences Corp.
(76,770) (3,323,373)
Telix Pharmaceuticals Ltd.
(Australia) (2) (176,800) (2,960,123)
(10,098,475)
Health Care Equipment & Supplies - (0.3)%
Dexcom, Inc.
(18,426) (1,258,312)
Tandem Diabetes Care, Inc.
(54,646) (1,047,017)
TransMedics Group, Inc.
(38,938) (2,619,749)
(4,925,078)
Health Care Technology - (0.0)% †
Evolent Health, Inc., Class A (26,841) (254,184)
Pharmaceuticals - (0.3)%
ANI Pharmaceuticals, Inc.
(68,909) (4,613,457)
Merck & Co., Inc.
(11,814) (1,060,425)
(5,673,882)
Total Health Care (20,951,619)
Industrials - (0.6)%
Commercial Services & Supplies - (0.1)%
Park24 Co. Ltd. (Japan) (2) (83,500) (1,153,139)
Construction & Engineering - (0.2)%
Fluor Corp. (99,342) (3,558,431)
Ground Transportation - (0.0)% †
Lyft, Inc., Class A
(23,282) (276,357)
Nikkon Holdings Co. Ltd. (Japan) (2)
(23,000) (413,450)
(689,807)
Machinery - (0.0)% †
Greenbrier Cos., Inc. (The) (1,002) (51,322)
Passenger Airlines - (0.2)%
ANA Holdings, Inc. (Japan) (2)
(149,400) (2,757,737)
Southwest Airlines Co.
(34,469) (1,157,469)
(3,915,206)
Professional Services - (0.0)% †
CSG Systems International, Inc. (657) (39,729)
Trading Companies & Distributors - (0.1)%
Herc Holdings, Inc. (12,298) (1,651,253)
Total Industrials (11,058,887)
INVESTMENTS SHARES VALUE ($)
Information Technology - (5.5)%
Communications Equipment - (0.6)%
Nokia OYJ, ADR (Finland) (2,166,812) (11,419,099)
Electronic Equipment, Instruments & Components - (0.2)%
Ibiden Co. Ltd. (Japan) (2)
(26,700) (720,229)
Vishay Intertechnology, Inc.
(202,544) (3,220,449)
(3,940,678)
IT Services - (0.2)%
Shopify, Inc., Class A (Canada)
(11,084) (1,058,300)
Snowflake, Inc., Class A
(18,143) (2,651,781)
(3,710,081)
Semiconductors & Semiconductor Equipment - (0.2)%
Microchip Technology, Inc.
(6,730) (325,799)
ON Semiconductor Corp.
(40,717) (1,656,775)
Penguin Solutions, Inc.
(106,404) (1,848,238)
(3,830,812)
Software - (4.1) %
Bentley Systems, Inc., Class B
(15,593) (613,429)
Datadog, Inc., Class A
(66,112) (6,558,971)
Dropbox, Inc., Class A
(152,251) (4,066,624)
Five9, Inc.
(14,712) (399,431)
Gen Digital, Inc.
(78,020) (2,070,651)
InterDigital, Inc.
(241,436) (49,916,893)
MicroStrategy, Inc., Class A
(13,327) (3,841,774)
PagerDuty, Inc.
(330,899) (6,045,525)
(73,513,298)
Technology Hardware, Storage & Peripherals - (0.2)%
Super Micro Computer, Inc. (73,775) (2,526,056)
Total Information Technology (98,940,024)
Real Estate - (1.8)%
Health Care REITs - (1.0)%
Welltower, Inc., REIT (118,360) (18,133,936)
Real Estate Management & Development - (0.8)%
CoStar Group, Inc.
(62,077) (4,918,360)
Zillow Group, Inc., Class C
(126,330) (8,661,185)
(13,579,545)
Total Real Estate (31,713,481)
Utilities - (0.4)%
Electric Utilities - (0.4)%
Evergy, Inc.
(73,250) (5,050,588)
FirstEnergy Corp.
(32,217) (1,302,211)
Southern Co. (The)
(9,957) (915,546)
Total Utilities (7,268,345)
TOTAL COMMON STOCKS
(Proceeds $(459,394,667)) (456,048,654)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
CORPORATE BONDS - (1.7)%
Consumer Discretionary - (1.0)%
Automobiles - (0.9)%
Ford Motor Co.
4.35%, 12/8/2026 (2) $ (6,175,000) (6,081,197)
3.25%, 2/12/2032 (2) (12,625,000) (10,404,805)
(16,486,002)
Broadline Retail - (0.1)%
Match Group Holdings II LLC
4.63%, 6/1/2028 (2)(e) (1,720,000) (1,650,480)
Total Consumer Discretionary (18,136,482)
Energy - (0.3)%
Energy Equipment & Services - (0.3)%
Transocean, Inc.
8.50%, 5/15/2031 (2)(e) (6,525,000) (6,340,235)
Financials - (0.2)%
Capital Markets - (0.2)%
HAT Holdings I LLC
3.75%, 9/15/2030 (2)(e) (3,150,000) (2,799,748)
Information Technology - (0.2)%
Semiconductors & Semiconductor Equipment - (0.2)%
ON Semiconductor Corp.
3.88%, 9/1/2028 (2)(e) (3,750,000) (3,510,813)
TOTAL CORPORATE BONDS
(Proceeds $(31,006,060)) (30,787,278)
CONVERTIBLE BONDS - (2.5)%
Communication Services - (0.5)%
Entertainment - (0.2)%
Live Nation Entertainment, Inc.
2.88%, 1/15/2030 (2)(e) (3,300,000) (3,415,500)
Interactive Media & Services - (0.3)%
Snap, Inc.
0.50%, 5/1/2030 (2)(e) (7,900,000) (6,513,550)
Total Communication Services (9,929,050)
Consumer Discretionary - (0.4)%
Specialty Retail - (0.4)%
Wayfair, Inc.
3.50%, 11/15/2028 (2) (6,700,000) (7,171,062)
Financials - (0.2)%
Consumer Finance - (0.0)% †
Qifu Technology, Inc. (China)
0.50%, 4/1/2030 (2)(e) (700,000) (709,100)
Financial Services - (0.2)%
Global Payments, Inc.
1.50%, 3/1/2031 (2) (3,550,000) (3,344,100)
Total Financials (4,053,200)
Health Care - (0.4)%
Pharmaceuticals - (0.4)%
Jazz Investments I Ltd.
3.13%, 9/15/2030 (2)(e) (6,400,000) (7,094,400)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Industrials - (0.3)%
Ground Transportation - (0.1)%
Uber Technologies, Inc.
0.00%, 12/15/2025 (2) $ (1,100,000) (1,166,000)
Professional Services - (0.2)%
Parsons Corp.
2.63%, 3/1/2029 (2) (3,550,000) (3,537,575)
Total Industrials (4,703,575)
Information Technology - (0.5)%
Semiconductors & Semiconductor Equipment - (0.1)%
MKS Instruments, Inc.
1.25%, 6/1/2030 (2)(e) (2,500,000) (2,248,750)
Software - (0.4)%
Cleanspark, Inc.
0.00%, 6/15/2030 (2)(e) (1,675,000) (1,206,948)
Guidewire Software, Inc.
1.25%, 11/1/2029 (2)(e) (5,000,000) (5,207,500)
(6,414,448)
Total Information Technology (8,663,198)
Real Estate - (0.2)%
Diversified REITs - (0.2)%
Digital Realty Trust LP
1.88%, 11/15/2029 (2)(e) (3,600,000) (3,565,080)
TOTAL CONVERTIBLE BONDS
(Proceeds $(47,289,340)) (45,179,565)
TOTAL SHORT POSITIONS
(Proceeds $(537,690,067)) (532,015,497)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.4%
(Cost $1,670,574,803) 1,708,901,931
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.6% ‡ 82,404,505
NET ASSETS - 100.0% 1,791,306,436

Schedule of Investments
March 31, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2025 amounted to $839,953,925. Additional securities sold but not yet settled totaling $23,313,392 were also segregated. In addition, $39,879,114 of cash collateral was also pledged.
(b) Restricted securities. Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities). Total value of all such securities at March 31, 2025 amounted to $2,017,151, which represents 0.11% of net assets of the Fund.
(c) Special Purpose Acquisition Company.
(d) Securities are subject to contractual sale restrictions of up to twelve months. Total value of all such securities at March 31, 2025 amounted to
$242,416. Circumstances that could cause a lapse in the contractual sale restrictions include but are not limited to amendments to the original contractual provision and market conditions.
(e) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $217,914,284, which represents 12.17%
of net assets of the Fund.
(f) Defaulted security.
(g) Payment in-kind security.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2025 amounted to $20,754,235, which represents 1.16% of net assets of the Fund.
(i) Represents 7-day effective yield as of March 31, 2025.
(j) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(k) For the period ended March 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(l) The rate shown was the effective yield at the date of purchase.
(m) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 50,552,538 2.9%
Consumer Discretionary 103,952,031 5.8
Consumer Staples 4,191,773 0.2
Energy 8,223,746 0.5
Financials 159,197,720 9.0
Health Care 110,948,644 6.1
Industrials 69,587,460 3.9
Information Technology 91,617,101 5.1
Materials 37,087,874 2.1
Real Estate 12,079,428 0.7
Utilities 47,091,766 2.5
Investment Companies 554,331,610 30.9
U.S. Treasury Obligations 460,040,240 25.7
Total Investments In Securities
At Value 1,708,901,931 95.4
Other Assets in Excess of
Liabilities ‡ 82,404,505 4.6
Net Assets
$ 1,791,306,436 100.0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2025
Shares
Held At
3/31/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 30.9%
INVESTMENT COMPANIES - 30.9%
Limited Purpose
Cash Investment
Fund,
4.32% (a)
(Cost $552,559,837) $753,748,642 $944,706,717 $(1,145,712,859) $26,498 $(91,972) $552,677,026 552,842,879 $5,736,188 $–
(a) Represents 7-day effective yield as of March 31, 2025.

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Written call option contracts (premium-style) outstanding as of March 31, 2025:
Exchange-Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
Sirius XM Holdings, Inc. JPMS 1,640 USD (3,697,380) USD 30.00 1/15/2027 $ (419,840)
Total value (premiums received ($575,820)) $ (419,840)
Credit default swap contracts outstanding - buy protection as of March 31, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
44.V1 5.00 % Quarterly 6/20/2030 3.77 % USD 9,850,000 $ (568,383) $ 44,093 $ (524,290)
$ (568,383) $ 44,093 $ (524,290)
Total return swap contracts outstanding as of March 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (0.47%)
Weekly JPMC 06/30/2025 USD (13,880,511) $ –
Net unrealized appreciation $ –
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
U.S. Treasury 10 Year Note (46) 6/2025 USD $ (5,125,406) $ (69,659)
U.S. Treasury 2 Year Note (442) 6/2025 USD (91,597,595) (322,221)
U.S. Treasury 5 Year Note (610) 6/2025 USD (66,046,797) (294,997)
Net unrealized depreciation $ (686,877)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,823,341 USD 1,759,781 CITI 6/18/2025 $ 5,517
GBP 2,327,217 USD 2,941,402 CITI 6/18/2025 64,562
USD 21,954,331 AUD 34,858,895 CITI 6/18/2025 158,756
USD 49,070 GBP 37,866 CITI 6/18/2025 160
USD 13,618,335 HKD 105,741,760 CITI 6/18/2025 4,891
USD 1,913,215 JPY 280,891,020 CITI 6/18/2025 24,117
Total unrealized appreciation 258,003
AUD 2,406,956 USD 1,521,437 CITI 6/18/2025 (16,482)
GBP 134,006 USD 173,702 CITI 6/18/2025 (614)
JPY 20,823,080 USD 140,725 CITI 6/18/2025 (682)
USD 5,949,500 AUD 9,580,383 CITI 6/18/2025 (40,649)
USD 2,725,129 GBP 2,145,496 CITI 6/18/2025 (46,113)
USD 5,088,915 JPY 759,188,302 CITI 6/18/2025 (16,913)
Total unrealized depreciation (121,453)
Net unrealized appreciation $ 136,550
Total return basket swap contracts outstanding as of March 31, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (0.03%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
58 months
maturity
12/12/2029
$4,481,043 $– $(5,285) $(5,285)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the TONAR
plus or minus a specified
spread (0.01%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
59 months
maturity
01/10/2030
$5,935,492 $32,400 $17,461 $49,861
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the STIBOR
plus or minus a specified
spread (0.03%), which is
denominated in SEK based
on the local currencies of the
positions within the swap.
61 months
maturity
04/03/2030
$600,930 $4,067 $– $4,067

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
43 months
maturity
06/25/2025
$59,608,195 $2,884,221 $(134,992) $2,749,229
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY
PRINCIPAL
AMOUNT
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
BofA Finance LLC, 0.60%, 5/25/2027 2,975,000 2,963,436 (62,844) (2.3)
Liberty Media Corp., 2.38%, 9/30/2053 21,789,000 29,885,035 2,257,912 82.1
SHARES
Short Positions
Common Stocks
United States
Live Nation Entertainment, Inc. (148,556) (19,398,442) 782,943 28.5
PRINCIPAL
AMOUNT
Convertible Bonds
United States
Live Nation Entertainment, Inc., 2.88%, 1/15/2030 (7,050,000) (7,361,282) (93,790) (3.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.25% to 0.30%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
12/29/2025
- 04/27/2026
$52,489,456 $28,386 $133,196 $161,582

Schedule of Investments
March 31, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Calibre Mining Corp. 952,860 2,118,865 – 0.0
CI Financial Corp. 759,701 16,455,217 (55,004) (34.0)
Converge Technology Solutions Corp. 1,011,846 3,839,116 (732) (0.5)
Innergex Renewable Energy, Inc. 737,079 6,930,043 (11,219) (6.9)
Veren, Inc. 1,578,394 10,441,827 (136,932) (84.7)
Short Positions
Common Stocks
Canada
Equinox Gold Corp. (295,247) (2,029,111) 20,517 12.7
Whitecap Resources, Inc. (1,658,991) (10,675,277) 211,756 131.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.10% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
51-61 months
maturity
ranging from
05/03/2029
- 03/27/2030
$47,213,151 $476,263 $(794,104) $(317,841)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
De Grey Mining Ltd. 8,489,976 11,413,845 750,623 (236.2)
Spartan Resources Ltd./Australia 529,153 630,019 41,416 (13.0)
Short Positions
Common Stocks
Australia
Northern Star Resources Ltd. (1,010,306) (11,664,161) (761,945) 239.7
Ramelius Resources Ltd. (368,132) (551,761) (37,607) 11.8
Rio Tinto Ltd. (301,998) (21,912,929) 488,058 (153.6)
United States
James Hardie Industries plc (43,598) (1,040,436) (4,282) 1.3

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the ESTR
plus or minus a specified
spread (0.03%), which is
denominated in EUR based
on the local currencies of the
positions within the swap.
58-61 months
maturity ranging
from 11/30/2029
- 02/27/2030
$21,493,480 $68,096 $(26,961) $41,135
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Germany
Covestro AG 221,950 14,255,675 23,999 58.3
United Kingdom
Just Eat Takeaway.com NV 342,693 7,237,805 44,097 107.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
50-60 months
maturity
ranging from
04/03/2029
- 02/14/2030
$21,399,169 $(131,639) $25,552 $(106,087)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Luxembourg
BBGI Global Infrastructure SA 559,242 1,011,361 5,906 (5.6)
United Kingdom
Direct Line Insurance Group plc 2,227,680 8,105,861 160,289 (151.1)
Dowlais Group plc 1,506,019 1,184,470 (95,116) 89.7
Spirent Communications plc 2,667,195 6,494,483 (17,227) 16.2

Schedule of Investments
March 31, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Aviva plc (638,675) (4,602,994) (185,491) 174.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.04% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
58-61 months
maturity
ranging from
12/12/2029
- 03/28/2030
$18,389,171 $144,702 $(6,354) $138,348
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
ESR Group Ltd. 3,024,732 4,757,818 (46,294) (33.5)
Short Positions
Common Stocks
China
BYD Co. Ltd. (269,200) (13,631,353) 190,996 138.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
49-61 months
maturity
ranging from
03/05/2029
- 03/29/2030
$97,947,643 $(1,781,388) $(461,103) $(2,242,491)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Santos Brasil Participacoes SA 222,108 518,055 14,292 (0.6)
China
BYD Co. Ltd. 269,188 13,964,262 (100,929) 4.5
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. 1,360,190 38,307,018 (2,959,728) 132.0
Short Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (272,038) (45,158,308) 1,264,977 (56.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
07/30/2027
- 04/02/2030
$217,850,162 $4,185,082 $(4,190,593) $(5,511)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Cayman Islands
GigCapital7 Corp. 479,330 4,850,820 86,279 (1,565.6)
Mercer Park Opportunities Corp. 457,730 4,577,300 4,577 (83.1)
China
Future Vision II Acquisition Corp. 150,887 1,536,030 31,686 (575.0)
Rising Dragon Acquisition Corp. 140,178 1,428,414 23,240 (421.7)
Hong Kong
Black Spade Acquisition II Co. 543,018 5,511,633 146,615 (2,660.4)
YHN Acquisition I Ltd. 151,864 1,550,531 31,891 (578.7)
Singapore
Chenghe Acquisition II Co. 278,486 2,851,697 66,837 (1,212.8)
United Kingdom
Tavia Acquisition Corp. 214,404 2,163,336 36,449 (661.4)
United States
AA Mission Acquisition Corp. 366,238 3,819,862 153,820 (2,791.1)
Agriculture & Natural Solutions Acquisition Corp. 400,000 4,268,000 124,000 (2,250.0)
Aifeex Nexus Acquisition Corp. 157,393 1,578,652 12,544 (227.6)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Aldel Financial II, Inc. 605,314 6,113,671 64,131 (1,163.7)
Andretti Acquisition Corp. II 673,298 6,833,975 127,927 (2,321.3)
Bleichroeder Acquisition Corp. I 543,963 5,455,949 95,416 (1,731.4)
Bold Eagle Acquisition Corp. 756,618 7,679,673 204,287 (3,706.9)
Cayson Acquisition Corp. 114,486 1,167,757 23,102 (419.2)
Centurion Acquisition Corp. 768,164 7,912,089 230,449 (4,181.6)
Charlton Aria Acquisition Corp. 197,296 1,990,717 29,415 (533.8)
Churchill Capital Corp. IX 484,340 5,211,498 242,098 (4,393.0)
Drugs Made In America Acquisition Corp. 119,686 1,199,254 (886) 16.1
DT Cloud Star Acquisition Corp. 145,129 1,487,572 36,447 (661.4)
Dynamix Corp. 329,698 3,280,495 36,244 (657.7)
EQV Ventures Acquisition Corp. 860,934 8,712,652 172,187 (3,124.4)
Fact II Acquisition Corp. 422,360 4,240,494 67,578 (1,226.2)
Graf Global Corp. 676,022 6,915,705 155,485 (2,821.4)
GSR III Acquisition Corp. 614,258 6,167,150 98,281 (1,783.4)
HCM II Acquisition Corp. 618,772 6,543,514 371,263 (6,736.8)
Hennessy Capital Investment Corp. VII 444,056 4,387,273 22,203 (402.9)
HORIZON SPACE ACQUISITION II Corp. 125,339 1,265,924 8,774 (159.2)
Jackson Acquisition Co. II 360,208 3,623,692 18,010 (326.8)
K&F Growth Acquisition Corp. II 105,000 1,045,800 – 0.0
Launch One Acquisition Corp. 625,956 6,391,011 147,391 (2,674.5)
Launch Two Acquisition Corp. 716,018 7,246,102 115,133 (2,089.2)
Legato Merger Corp. III 106,872 1,121,087 31,429 (570.3)
Lionheart Holdings 526,300 5,399,838 130,050 (2,359.8)
M3-Brigade Acquisition V Corp. 854,034 8,770,929 213,508 (3,874.2)
Maywood Acquisition Corp. 122,083 1,211,063 387 (7.0)
Melar Acquisition Corp. I 251,810 2,576,016 65,471 (1,188.0)
Mountain Lake Acquisition Corp. 446,094 4,483,245 31,227 (566.6)
Newbury Street II Acquisition Corp. 436,986 4,400,449 51,505 (934.6)
Oaktree Acquisition Corp. III Life Sciences 529,535 5,401,257 113,859 (2,066.0)
Plum Acquisition Corp. IV 339,570 3,409,283 23,770 (431.3)
Range Capital Acquisition Corp. 224,317 2,254,386 8,973 (162.8)
Roman DBDR Acquisition Corp. II 399,420 4,006,183 35,948 (652.3)
SilverBox Corp. IV 643,617 6,549,897 113,727 (2,063.6)
SIM Acquisition Corp. I 599,080 6,140,570 160,657 (2,915.2)
Translational Development Acquisition Corp. 385,010 3,880,901 13,000 (235.9)
Vine Hill Capital Investment Corp. 599,722 6,105,170 113,947 (2,067.6)
Voyager Acquisition Corp. 583,336 5,938,360 87,190 (1,582.1)
Willow Lane Acquisition Corp. 283,856 2,849,914 25,547 (463.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.04% to 0.11%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
36-61 months
maturity
ranging from
04/27/2026
- 03/26/2030
$707,786,231 $2,906,790 $(5,421,118) $(2,514,328)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Argentina
Despegar.com Corp. 594,184 11,164,717 (226,809) 9.0
United States
Accolade, Inc. 785,465 5,482,546 79,856 (3.2)
Air Transport Services Group, Inc. 531,891 11,935,634 245,159 (9.8)
Amedisys, Inc. 379,014 35,108,067 (29,414) 1.2
ANSYS, Inc. 96,581 30,573,681 (1,139,789) 45.3
AZEK Co., Inc. (The) 42,164 2,061,398 12,591 (0.5)
Beacon Roofing Supply, Inc. 109,759 13,577,188 (11,394) 0.5
Berry Global Group, Inc. 563,082 39,308,754 897,299 (35.7)
Chimerix, Inc. 757,194 6,443,721 49,448 (2.0)
Cross Country Healthcare, Inc. 556,007 8,278,944 (1,779,892) 70.8
Discover Financial Services 281,545 48,059,732 7,386,972 (293.8)
Dun & Bradstreet Holdings, Inc. 796,821 7,123,580 (13,999) 0.6
GCI Liberty, Inc. Escrow(a) 32,241 – – 0.0
Hess Corp. 419,949 67,078,454 3,833,217 (152.5)
Interpublic Group of Cos., Inc. (The) 690,895 18,764,708 (1,713,555) 68.2
Intra-Cellular Therapies, Inc. 133,966 17,672,795 645,447 (25.7)
Juniper Networks, Inc. 395,249 14,304,061 (127,913) 5.1
Kellanova 337,130 27,809,854 552,252 (22.0)
Liberty Broadband Corp. 52,998 4,507,480 187,401 (7.5)
Nordstrom, Inc. 422,382 10,327,240 112,720 (4.5)
Pactiv Evergreen, Inc. 575,151 10,358,470 244,382 (9.7)
Patterson Cos., Inc. 346,177 10,814,569 98,765 (3.9)
Paycor HCM, Inc. 739,294 16,589,757 220,311 (8.8)
Playa Hotels & Resorts NV 956,985 12,756,610 25,872 (1.0)
ProAssurance Corp. 182,535 4,262,192 37,760 (1.5)
Radius Recycling, Inc. 234,742 6,779,349 55,482 (2.2)
Sandy Spring Bancorp, Inc. 361,540 10,105,043 (2,223,315) 88.4
SolarWinds Corp. 306,501 5,648,813 29,016 (1.2)
Spirit AeroSystems Holdings, Inc. 415,470 14,317,096 267,858 (10.7)
Surmodics, Inc. 163,539 4,992,846 (1,689,850) 67.2
Triumph Group, Inc. 334,909 8,486,594 48,750 (1.9)
Walgreens Boots Alliance, Inc. 486,473 5,433,903 (45,880) 1.8
Short Positions
Common Stocks
United States
Amcor plc (4,085,517) (39,629,515) 1,048,575 (41.7)
Atlantic Union Bankshares Corp. (325,386) (10,132,520) 2,388,391 (95.0)
Boeing Co. (The) (33,886) (5,779,257) (627,810) 25.0
Capital One Financial Corp. (286,912) (51,443,322) (6,934,076) 275.8
Charter Communications, Inc. (12,508) (4,609,573) (85,699) 3.4
Chevron Corp. (430,780) (72,065,186) (4,943,973) 196.6
Omnicom Group, Inc. (237,725) (19,709,780) 1,642,798 (65.3)
Synopsys, Inc. (33,320) (14,289,282) 4,389,836 (174.6)
(a) Security fair valued using significant unobservable inputs as of March 31, 2025 in accordance with procedures approved by the Board of Trustees.

Schedule of Investments
March 31, 2025 (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND
See notes to Schedule of Investments.

AQR Funds | N-PORT Part F | March 2025

† Represents less than 0.05% of net assets.
(a) For the period ended March 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of March 31, 2025.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within this report as well as on
Form N-CSR and Form N-PORT (Part F) which are filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified Arbitrage Fund,
Class R6 (a) 27,867,100 346,109,384
AQR Equity Market Neutral Fund,
Class R6 (a) 50,745,281 560,227,902
AQR Macro Opportunities Fund,
Class R6 (a) 34,583,387 353,442,211
AQR Managed Futures Strategy HV
Fund, Class R6 (a) 39,011,282 353,442,211
AQR Style Premia Alternative Fund,
Class R6 (a) 44,575,415 384,240,079
TOTAL ALTERNATIVE FUNDS
(Cost $1,874,512,997) 1,997,461,787
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset Fund, Class R6 (a)
(Cost $836,802,891) 80,238,425 877,005,983
TOTAL INVESTMENT COMPANIES
(Cost $2,711,315,888) 2,874,467,770
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2 .0%
Limited Purpose Cash Investment
Fund, 4.32% (b)
(Cost $58,255,847) 58,274,288 58,256,806
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $2,769,571,735) 2,932,724,576
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0% † 469,861
NET ASSETS - 100.0% 2,933,194,437
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 560,227,902 19 .1%
Global Flexible Allocation 877,005,983 29 .9
Global Macro 353,442,211 12 .1
Multi-Strategy 384,240,079 13 .1
Relative Value Arbitrage 346,109,384 11 .7
Systematic Trend 353,442,211 12 .1
Short-Term Investment Funds 58,256,806 2 .0
Total Investments In Securities
At Value 2,932,724,576 100 .0
Other Assets in Excess of
Liabilities 469,861 0.0 †
Net Assets
$ 2,933,194,437 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2025
Shares
Held At
3/31/2025
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified
Arbitrage Fund $ 174,833,179 $ 165,339,117 $ (1,340) $ (23) $ 5,938,451 $ 346,109,384 27,867,100 $ – $ –
AQR Equity Market
Neutral Fund 282,992,687 253,480,157 (11,333,917) (51,738) 35,140,713 560,227,902 50,745,281 – –
AQR Macro
Opportunities Fund 178,537,271 163,375,630 (5,105,673) (241,720) 16,876,703 353,442,211 34,583,387 – –
AQR Managed
Futures Strategy HV
Fund 178,537,271 163,810,939 (6,533,579) (114,095) 17,741,675 353,442,211 39,011,282 – –
AQR Style Premia
Alternative Fund 194,094,461 173,852,883 (11,200,386) (8,797) 27,501,918 384,240,079 44,575,415 – –
(416,373) 103,199,460 1,997,461,787 – –
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset
Fund 443,009,494 422,087,058 (9,503,007) (57,207) 21,469,645 877,005,983 80,238,425 – –
TOTAL $(473,580) $124,669,105 $2,874,467,770 $– $–
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 264.5%
COMMON STOCKS - 180.6%
Australia - 5 .2%
AGL Energy Ltd. (2)(a) 384,329 2,536,812
Aristocrat Leisure Ltd. (2)(a) 138,424 5,598,299
Atlas Arteria Ltd. (2)(a) 128,632 391,398
BlueScope Steel Ltd. (2)(a) 144,524 1,935,746
Brambles Ltd. (2)(a) 159,713 2,017,690
CAR Group Ltd. (2)(a) 15,914 317,176
Coles Group Ltd. (2)(a) 118,140 1,446,123
Computershare Ltd. (2)(a) 295,869 7,292,886
Evolution Mining Ltd. (2)(a) 1,178,199 5,271,719
Fortescue Ltd. (2)(a) 140,473 1,359,642
Harvey Norman Holdings Ltd. (2)
(a) 388,344 1,221,422
Incitec Pivot Ltd. (2)(a) 731,528 1,173,223
Insurance Australia Group Ltd. (2)
(a) 100,192 487,388
JB Hi-Fi Ltd. (2)(a) 117,697 6,879,412
Northern Star Resources Ltd. (2)
(a) 513,743 5,931,254
Orica Ltd. (2)(a) 170,072 1,817,758
Origin Energy Ltd. (2)(a) 102,649 679,266
Pro Medicus Ltd. (2)(a) 43,605 5,519,324
Qantas Airways Ltd. (2)(a) 973,579 5,550,511
QBE Insurance Group Ltd. (2)(a) 356,320 4,923,331
Qube Holdings Ltd. (2)(a) 126,291 312,693
REA Group Ltd. (2)(a) 2,649 367,534
SGH Ltd. (2)(a) 14,872 466,845
Sonic Healthcare Ltd. (2)(a) 172,205 2,796,071
Suncorp Group Ltd. (2)(a) 24,974 302,477
Tabcorp Holdings Ltd. (2) 7,358 2,730
Technology One Ltd. (2)(a) 137,249 2,414,109
Telstra Group Ltd. (2)(a) 657,351 1,736,581
Westpac Banking Corp. (2)(a) 269,523 5,370,906
Whitehaven Coal Ltd. (2)(a) 1,060,498 3,648,367
Worley Ltd. (2)(a) 98,530 896,376
Yancoal Australia Ltd. (2)(a) 150,291 476,822
81,141,891
Belgium - 0 .3%
Ageas SA/NV (2)(a) 61,556 3,689,873
Anheuser-Busch InBev SA/NV (2)
(a) 1,781 109,498
KBC Group NV (2)(a) 4,522 412,151
Solvay SA (2)(a) 8,233 292,862
4,504,384
Brazil - 0 .1%
Wheaton Precious Metals Corp. (a) 23,473 1,821,500
Canada - 4 .5%
Agnico Eagle Mines Ltd. (a) 12,608 1,365,980
Alamos Gold, Inc., Class A (a) 35,485 948,124
ARC Resources Ltd. (a) 66,891 1,344,746
Atco Ltd., Class I (a) 18,286 636,875
AtkinsRealis Group, Inc. (a) 55,719 2,647,238
Bank of Nova Scotia (The) (a) 124,920 5,922,859
Barrick Gold Corp. (a) 57,831 1,122,823
Bombardier, Inc., Class B *(a) 11,573 651,250
INVESTMENTS SHARES VALUE ($)
Canada - 4.5% (continued)
Canadian Natural Resources Ltd.
(a) 150,503 4,631,022
Canadian Utilities Ltd., Class A (a) 12,122 311,674
Capital Power Corp. (a) 10,603 352,414
CCL Industries, Inc., Class B (a) 15,740 768,816
Celestica, Inc. *(a) 29,245 2,307,003
Cenovus Energy, Inc. (a) 424,893 5,905,187
Empire Co. Ltd., Class A (a) 103,104 3,456,981
Enbridge, Inc. (a) 43,141 1,909,350
Fairfax Financial Holdings Ltd. (a) 749 1,082,520
Finning International, Inc. (a) 48,817 1,373,545
Franco-Nevada Corp. (a) 6,152 967,570
George Weston Ltd. (a) 23,630 4,028,455
iA Financial Corp., Inc. (a) 22,131 2,101,680
IGM Financial, Inc. (a) 9,718 298,891
Kinross Gold Corp. (a) 112,212 1,413,713
Loblaw Cos. Ltd. (a) 10,784 1,511,206
Magna International, Inc. (a) 63,547 2,159,816
Manulife Financial Corp. (a) 98,963 3,083,632
Metro, Inc., Class A (a) 6,794 472,448
Nutrien Ltd. (a) 5,927 294,157
Pan American Silver Corp. (a) 85,794 2,216,020
Parkland Corp. (a) 56,155 1,405,582
Quebecor, Inc., Class B (a) 22,325 563,303
Shopify, Inc., Class A *(a) 15,742 1,497,571
Suncor Energy, Inc. (a) 140,027 5,421,844
TC Energy Corp. (a) 27,339 1,291,101
Toronto-Dominion Bank (The) (a) 29,921 1,792,910
West Fraser Timber Co. Ltd. (a) 15,382 1,181,455
Whitecap Resources, Inc. (a) 287,754 1,851,640
70,291,401
China - 0 .1%
Yangzijiang Shipbuilding Holdings
Ltd. (2) 1,210,976 2,125,297
Denmark - 2 .0%
Ambu A/S, Class B (2)(a) 16,914 290,607
AP Moller - Maersk A/S, Class B
(2)(a) 3,333 5,800,850
Danske Bank A/S (2)(a) 149,950 4,908,077
Demant A/S (2)*(a) 46,334 1,557,102
Genmab A/S (2)*(a) 7,873 1,533,821
GN Store Nord A/S (2)*(a) 66,093 1,033,822
ISS A/S (2)(a) 125,917 2,891,384
Jyske Bank A/S (Registered) (2)(a) 12,180 976,032
Pandora A/S (2)(a) 40,070 6,141,181
ROCKWOOL A/S, Class B (2)(a) 2,960 1,226,944
Royal Unibrew A/S (2)(a) 15,859 1,262,700
Vestas Wind Systems A/S (2)*(a) 287,687 3,980,006
31,602,526
Finland - 1 .2%
Fortum OYJ (2)(a) 135,296 2,215,540
Nokia OYJ (2)(a) 565,236 2,976,983
Nordea Bank Abp (2)(a) 678,436 8,677,499
Wartsila OYJ Abp (2)(a) 236,626 4,222,227
18,092,249

Schedule of Investments
March 31, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
France - 5 .6%
Accor SA (2)(a) 19,194 875,348
Alstom SA (2)*(a) 122,728 2,718,510
Amundi SA (2)(a)(b) 23,875 1,870,497
BNP Paribas SA (2)(a) 34,588 2,890,843
Bouygues SA (2)(a) 59,241 2,335,302
Carrefour SA (2)(a) 305,253 4,365,700
Credit Agricole SA (2)(a) 113,161 2,060,328
Danone SA (2)(a) 3,847 294,239
Dassault Aviation SA (2)(a) 3,971 1,309,342
Eiffage SA (2)(a) 44,366 5,165,481
Engie SA (2)(a) 303,624 5,916,365
FDJ UNITED (2)(a)(b) 16,391 515,761
Hermes International SCA (2)(a) 1,749 4,601,829
Orange SA (2)(a) 1,087,536 14,088,101
Renault SA (2)(a) 112,470 5,697,341
Rexel SA (2)(a) 18,407 496,086
Safran SA (2)(a) 14,911 3,925,820
SCOR SE (2)(a) 50,719 1,464,755
Societe Generale SA (2)(a) 317,129 14,306,930
Valeo SE (2)(a) 398,163 3,738,137
Vinci SA (2)(a) 42,944 5,413,527
Vivendi SE (2)(a) 1,171,082 3,510,537
87,560,779
Germany - 5 .0%
adidas AG (2)(a) 13,423 3,165,956
Allianz SE (Registered) (2)(a) 6,013 2,301,235
Bayer AG (Registered) (2)(a) 183,278 4,393,530
Commerzbank AG (2)(a) 342,137 7,829,800
Deutsche Bank AG (Registered)
(2)(a) 179,780 4,285,446
Deutsche Lufthansa AG
(Registered) (2)(a) 520,770 3,794,447
E.ON SE (2)(a) 107,381 1,620,889
Freenet AG (a) 58,021 2,210,891
Fresenius Medical Care AG (2)(a) 73,493 3,657,012
Heidelberg Materials AG (2)(a) 10,276 1,771,352
Mercedes-Benz Group AG (2)(a) 102,289 6,042,388
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 4,467 2,821,898
Rheinmetall AG (2)(a) 7,178 10,271,163
RWE AG (a) 147,773 5,276,165
Scout24 SE (2)(a)(b) 18,830 1,971,925
Symrise AG, Class A (2)(a) 3,095 320,871
Talanx AG (2)(a) 7,372 775,360
TeamViewer SE (2)*(a)(b) 140,858 1,838,791
thyssenkrupp AG (2)(a) 894,279 9,181,467
Zalando SE (2)*(a)(b) 142,934 4,957,711
78,488,297
Guatemala - 0 .1%
Millicom International Cellular SA,
SDR (3)(a) 49,014 1,462,842
Hong Kong - 0 .1%
HKT Trust & HKT Ltd. (2)(a) 226,000 301,918
Techtronic Industries Co. Ltd. (2)(a) 91,500 1,096,561
1,398,479
INVESTMENTS SHARES VALUE ($)
Ireland - 0 .1%
Aptiv plc *(a)(c) 39,082 2,325,379
Italy - 3 .9%
A2A SpA (2)(a) 333,851 804,599
Azimut Holding SpA (2)(a) 70,112 1,963,090
Banca Generali SpA (2)(a) 35,893 2,022,251
Banca Monte dei Paschi di Siena
SpA (2)(a) 806,258 6,412,366
Buzzi SpA (2)(a) 35,125 1,690,193
Enel SpA (a) 1,126,370 9,130,925
Eni SpA (2)(a) 339,904 5,257,136
Hera SpA (2)(a) 299,154 1,295,899
Intesa Sanpaolo SpA (2)(a) 1,156,905 5,962,307
Italgas SpA (2)(a) 108,353 776,912
Leonardo SpA (2)(a) 54,860 2,671,619
Pirelli & C SpA (2)(a)(b) 731,893 4,356,559
Poste Italiane SpA (2)(a)(b) 386,703 6,898,904
Telecom Italia SpA (2)*(a) 3,240,668 1,094,698
UniCredit SpA (2)(a) 106,246 5,963,817
Unipol Assicurazioni SpA (2)(a) 268,296 4,294,863
60,596,138
Japan - 25 .9%
ABC-Mart, Inc. (2)(a) 39,500 736,964
AGC, Inc. (2)(a) 106,300 3,236,065
Air Water, Inc. (2)(a) 49,600 627,336
Aisin Corp. (2)(a) 71,200 777,710
Alfresa Holdings Corp. (2)(a) 42,900 607,251
ANA Holdings, Inc. (2)(a) 208,300 3,844,958
Asahi Group Holdings Ltd. (2)(a) 48,900 624,774
Asahi Intecc Co. Ltd. (2)(a) 207,200 3,347,034
Asahi Kasei Corp. (2)(a) 844,400 5,919,803
Asics Corp. (2)(a) 117,500 2,491,890
Astellas Pharma, Inc. (2)(a) 593,400 5,776,455
Azbil Corp. (2)(a) 86,200 669,635
Bandai Namco Holdings, Inc. (2)(a) 230,000 7,715,919
BayCurrent, Inc. (2)(a) 29,500 1,278,356
Canon, Inc. (2)(a) 66,100 2,061,208
Central Japan Railway Co. (2)(a) 384,700 7,337,826
Chubu Electric Power Co., Inc. (2)
(a) 688,700 7,467,039
Cosmos Pharmaceutical Corp. (2)
(a) 13,200 661,105
CyberAgent, Inc. (2)(a) 105,200 800,529
Dai Nippon Printing Co. Ltd. (2)(a) 201,900 2,874,540
Daifuku Co. Ltd. (2)(a) 66,800 1,642,045
Dai-ichi Life Holdings, Inc. (2)(a) 90,800 693,306
Daiichi Sankyo Co. Ltd. (2)(a) 278,900 6,641,692
Ebara Corp. (2)(a) 69,300 1,054,786
FANUC Corp. (2)(a) 126,600 3,449,313
Fujikura Ltd. (2)(a) 77,100 2,855,390
Fujitsu Ltd. (2)(a) 172,100 3,424,944
Fukuoka Financial Group, Inc. (2)
(a) 89,400 2,379,062
GMO Payment Gateway, Inc. (2)(a) 22,900 1,218,484
Hikari Tsushin, Inc. (2)(a) 8,500 2,193,802
Hirose Electric Co. Ltd. (2)(a) 40,700 4,714,450
Hitachi Construction Machinery
Co. Ltd. (2)(a) 206,600 5,504,843
Honda Motor Co. Ltd. (2)(a) 1,058,800 9,581,690

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 25.9% (continued)
Hoya Corp. (2)(a) 24,300 2,742,461
IHI Corp. (2)(a) 55,100 3,845,366
Iida Group Holdings Co. Ltd. (2)(a) 96,400 1,470,640
Inpex Corp. (2)(a) 677,400 9,396,077
Isetan Mitsukoshi Holdings Ltd.
(2)(a) 120,200 1,743,134
Japan Airlines Co. Ltd. (2)(a) 413,100 7,076,134
Japan Post Bank Co. Ltd. (2)(a) 732,100 7,433,436
Japan Post Holdings Co. Ltd. (2)(a) 376,800 3,778,331
Kao Corp. (2)(a) 69,400 3,004,098
Keio Corp. (2)(a) 29,900 764,673
Keyence Corp. (2)(a) 5,800 2,280,619
Kinden Corp. (2)(a) 84,800 1,901,583
Kobe Steel Ltd. (2)(a) 45,900 532,757
Komatsu Ltd. (2)(a) 57,800 1,692,565
Kose Corp. (2)(a) 14,000 580,982
Kuraray Co. Ltd. (2)(a) 248,700 3,064,600
Kurita Water Industries Ltd. (2)(a) 28,600 884,578
Kyushu Electric Power Co., Inc.
(2)(a) 96,700 844,560
Kyushu Railway Co. (2)(a) 23,800 581,166
Lixil Corp. (2)(a) 274,100 3,170,231
LY Corp. (2)(a) 1,153,600 3,906,271
Makita Corp. (2)(a) 50,200 1,663,301
Mazda Motor Corp. (2)(a) 1,834,000 11,734,595
MISUMI Group, Inc. (2)(a) 353,500 5,883,898
Mitsubishi Electric Corp. (2)(a) 51,100 942,401
Mitsubishi Motors Corp. (2)(a) 470,000 1,295,953
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 414,500 5,651,218
Mitsui OSK Lines Ltd. (2)(a) 53,600 1,866,203
Mizuho Financial Group, Inc. (2)(a) 260,230 7,141,683
MS&AD Insurance Group
Holdings, Inc. (2)(a) 210,300 4,573,572
NGK Insulators Ltd. (2)(a) 404,400 4,982,608
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 227,000 4,134,767
Nippon Yusen KK (2)(a) 210,500 6,956,624
Nisshin Seifun Group, Inc. (2)(a) 124,100 1,433,160
Niterra Co. Ltd. (2)(a) 16,400 500,288
Nitto Denko Corp. (2)(a) 95,900 1,773,821
Nomura Holdings, Inc. (2)(a) 1,185,500 7,304,960
Obic Co. Ltd. (2)(a) 109,200 3,148,565
Oji Holdings Corp. (2)(a) 416,800 1,747,185
Oracle Corp. Japan (2)(a) 10,600 1,115,473
ORIX Corp. (2)(a) 43,600 910,320
Otsuka Corp. (2)(a) 111,000 2,403,308
Pan Pacific International Holdings
Corp. (2)(a) 49,700 1,365,177
Panasonic Holdings Corp. (2)(a) 470,300 5,610,446
Persol Holdings Co. Ltd. (2)(a) 2,588,000 4,312,136
Rakuten Group, Inc. (2)*(a) 321,100 1,842,140
Resonac Holdings Corp. (2)(a) 160,400 3,205,968
Ricoh Co. Ltd. (2)(a) 41,200 435,820
Rinnai Corp. (2)(a) 83,200 1,921,940
Ryohin Keikaku Co. Ltd. (2)(a) 221,800 6,059,242
Santen Pharmaceutical Co. Ltd.
(2)(a) 188,700 1,797,184
Sanwa Holdings Corp. (2)(a) 89,800 2,881,630
SCREEN Holdings Co. Ltd. (2)(a) 16,800 1,096,057
INVESTMENTS SHARES VALUE ($)
Japan - 25.9% (continued)
Seiko Epson Corp. (2)(a) 60,000 961,233
Sekisui Chemical Co. Ltd. (2)(a) 70,700 1,205,847
Shimamura Co. Ltd. (2)(a) 63,800 3,656,676
Shimizu Corp. (2)(a) 305,000 2,714,651
Shin-Etsu Chemical Co. Ltd. (2)(a) 42,700 1,218,452
Shionogi & Co. Ltd. (2)(a) 293,800 4,434,828
Shizuoka Financial Group, Inc. (2)
(a) 123,000 1,344,705
Skylark Holdings Co. Ltd. (2)(a) 249,800 5,005,369
Socionext, Inc. (2)(a) 520,100 6,315,397
SoftBank Corp. (2)(a) 6,402,300 8,931,051
SoftBank Group Corp. (2)(a) 12,200 624,029
Sohgo Security Services Co. Ltd.
(2)(a) 177,200 1,332,943
Sojitz Corp. (2)(a) 183,300 4,039,977
Sompo Holdings, Inc. (2)(a) 65,000 1,979,328
Sony Group Corp. (2)(a) 214,500 5,427,495
Square Enix Holdings Co. Ltd. (2)
(a) 160,200 7,441,534
Stanley Electric Co. Ltd. (2)(a) 29,800 562,097
Subaru Corp. (2)(a) 344,800 6,175,080
Sumitomo Corp. (2)(a) 151,000 3,445,496
Sumitomo Electric Industries Ltd.
(2)(a) 183,700 3,065,938
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 192,000 4,937,205
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 33,300 838,204
Sundrug Co. Ltd. (2)(a) 61,900 1,735,089
Suntory Beverage & Food Ltd. (2)
(a) 41,500 1,369,154
T&D Holdings, Inc. (2)(a) 19,800 423,780
Takeda Pharmaceutical Co. Ltd.
(2)(a) 236,500 7,009,572
TBS Holdings, Inc. (2)(a) 102,700 2,962,277
TIS, Inc. (2)(a) 44,000 1,217,608
Tobu Railway Co. Ltd. (2)(a) 45,400 775,030
Tohoku Electric Power Co., Inc.
(2)(a) 109,300 754,177
Tokyo Century Corp. (2)(a) 67,300 659,194
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 1,804,100 5,193,464
Tokyo Electron Ltd. (2)(a) 49,600 6,801,777
Tokyu Corp. (2)(a) 121,200 1,364,475
TOPPAN Holdings, Inc. (2)(a) 71,900 1,965,550
Toray Industries, Inc. (2)(a) 194,900 1,331,931
Tosoh Corp. (2)(a) 126,400 1,739,333
Toyo Suisan Kaisha Ltd. (2)(a) 46,300 2,740,180
Toyota Tsusho Corp. (2)(a) 87,800 1,479,242
Trend Micro, Inc. (2)(a) 65,900 4,448,777
USS Co. Ltd. (2)(a) 467,400 4,344,516
Welcia Holdings Co. Ltd. (2)(a) 114,400 1,650,999
Yamaha Corp. (2)(a) 90,500 702,309
Yokogawa Electric Corp. (2)(a) 182,800 3,567,525
Yokohama Rubber Co. Ltd. (The)
(2)(a) 94,300 2,174,413
Zensho Holdings Co. Ltd. (2)(a) 12,800 690,232
405,354,248

Schedule of Investments
March 31, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Luxembourg - 0 .3%
ArcelorMittal SA (2)(a) 147,711 4,266,865
Netherlands - 2 .1%
Aalberts NV (2)(a) 31,913 1,088,103
ABN AMRO Bank NV, CVA (2)(a)
(b) 196,240 4,135,048
Aegon Ltd. (2)(a) 302,587 1,987,341
Argenx SE (2)*(a) 3,473 2,049,404
JDE Peet's NV (2)(a) 38,346 838,379
Koninklijke Ahold Delhaize NV (2)
(a) 180,817 6,754,430
Koninklijke KPN NV (2)(a) 851,873 3,608,244
Koninklijke Vopak NV (2)(a) 29,306 1,273,192
NN Group NV (2)(a) 172,342 9,590,104
SBM Offshore NV (2)(a) 39,387 839,292
32,163,537
New Zealand - 0 .3%
Xero Ltd. (2)*(a) 47,409 4,633,923
Norway - 0 .9%
DNB Bank ASA (2)(a) 40,234 1,058,665
Equinor ASA (2)(a) 294,726 7,783,344
Kongsberg Gruppen ASA (2)(a) 16,061 2,354,786
Norsk Hydro ASA (2)(a) 89,660 518,324
Telenor ASA (2)(a) 119,160 1,702,675
TOMRA Systems ASA (2)(a) 64,876 926,282
14,344,076
Portugal - 0 .3%
EDP SA 1,248,736 4,202,004
Singapore - 0 .5%
Grab Holdings Ltd., Class A *(a)(c) 868,063 3,932,326
Sea Ltd., ADR *(a) 19,431 2,535,551
United Overseas Bank Ltd. (2) 40,700 1,148,412
7,616,289
Spain - 1 .8%
Acerinox SA (2)(a) 114,852 1,345,409
ACS Actividades de Construccion
y Servicios SA (2)(a) 47,325 2,708,566
Aena SME SA (2)(a)(b) 20,369 4,778,652
Banco Santander SA (2)(a) 1,126,445 7,588,763
CaixaBank SA (2)(a) 201,067 1,566,259
Enagas SA (2)(a) 327,821 4,719,434
Endesa SA (a) 16,518 437,592
Grifols SA (2)*(a) 50,564 450,168
Mapfre SA (2)(a) 995,107 3,065,894
Repsol SA (2)(a) 108,254 1,437,345
28,098,082
Sweden - 2 .5%
AAK AB (2)(a) 28,199 787,061
Alfa Laval AB (2)(a) 82,292 3,528,280
Electrolux AB, Class B (2)*(a) 459,161 3,759,837
Elekta AB, Class B (2)(a) 172,536 906,075
Essity AB, Class B (2)(a) 125,160 3,555,950
Evolution AB (2)(a)(b) 48,712 3,629,491
Getinge AB, Class B (2)(a) 25,849 557,143
Nibe Industrier AB, Class B (2)(a) 368,955 1,403,322
Saab AB, Class B (2)(a) 9,063 356,352
INVESTMENTS SHARES VALUE ($)
Sweden - 2.5% (continued)
Sandvik AB (2)(a) 71,742 1,508,842
Skanska AB, Class B (2)*(a) 54,902 1,211,745
SSAB AB, Class B (2)(a) 98,004 597,152
Svenska Handelsbanken AB, Class
A (2)(a) 146,784 1,658,882
Swedbank AB, Class A (2)(a) 138,240 3,148,345
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 909,366 7,075,556
Telia Co. AB (a) 511,559 1,846,881
Volvo AB, Class B (2)*(a) 103,621 3,040,070
38,570,984
Switzerland - 3 .7%
ABB Ltd. (Registered) (2)(a) 68,463 3,532,551
Adecco Group AG (Registered)
(2)(a) 137,863 4,145,635
Belimo Holding AG (Registered)
(2)(a) 2,482 1,530,189
DSM-Firmenich AG (2)(a) 56,067 5,550,528
Flughafen Zurich AG (Registered)
(2)(a) 2,814 667,564
Givaudan SA (Registered) (a) 707 3,035,137
Julius Baer Group Ltd. (2)(a) 40,535 2,809,725
Kuehne + Nagel International AG
(Registered) (2)(a) 9,594 2,215,550
Logitech International SA
(Registered) (2)(a) 93,697 7,939,435
Lonza Group AG (Registered) (2)
(a) 3,807 2,351,850
SGS SA (Registered) (2)(a) 16,958 1,689,674
Sika AG (Registered) (2)(a) 7,790 1,897,521
TE Connectivity plc (a) 17,209 2,431,976
Zurich Insurance Group AG (2)(a) 25,858 18,049,094
57,846,429
Thailand - 0 .0% †
Fabrinet * 1,765 348,605
United Kingdom - 7 .0%
Aberdeen Group plc (2)(a) 297,489 596,606
Auto Trader Group plc (2)(a)(b) 33,976 328,535
Aviva plc (2)(a) 247,517 1,783,879
B&M European Value Retail SA
(2)(a) 889,354 3,004,147
Barclays plc (2)(a) 2,111,731 7,940,180
Beazley plc (2)(a) 82,722 996,283
Bellway plc (2)(a) 25,052 772,002
British American Tobacco plc (2)(a) 64,763 2,656,862
BT Group plc (2)(a) 354,227 759,803
Burberry Group plc (2)(a) 169,031 1,702,624
Centrica plc (2)(a) 3,587,160 6,945,646
CK Hutchison Holdings Ltd. (2)(a) 464,500 2,618,358
Compass Group plc (2)(a) 93,353 3,087,772
easyJet plc (2)(a) 388,573 2,234,343
Entain plc (2)(a) 61,438 464,191
Flutter Entertainment plc *(a) 19,500 4,320,225
Hiscox Ltd. (a) 147,641 2,242,811
HSBC Holdings plc (2)(a) 40,012 453,595
IMI plc (2)(a) 40,459 995,250
Imperial Brands plc (2)(a) 64,981 2,404,419

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 7.0% (continued)
InterContinental Hotels Group plc
(2)(a) 7,713 830,460
Intermediate Capital Group plc (2)
(a) 30,320 772,229
International Distribution Services
plc (a) 530,060 2,485,479
Intertek Group plc (2)(a) 21,131 1,374,029
ITV plc (2)(a) 3,452,824 3,548,074
Johnson Matthey plc (2)(a) 79,348 1,363,951
M&G plc (2)(a) 123,029 316,917
Marks & Spencer Group plc (2)(a) 582,116 2,687,544
NatWest Group plc (2)(a) 1,638,323 9,673,299
Ocado Group plc (2)*(a) 448,759 1,643,206
Pearson plc (2)(a) 54,888 868,299
Rightmove plc (2)(a) 320,101 2,849,905
Rolls-Royce Holdings plc (2)*(a) 723,499 7,031,952
St James's Place plc (2)(a) 124,965 1,588,542
Standard Chartered plc (2)(a) 149,743 2,222,092
Subsea 7 SA (2)(a) 107,631 1,720,917
TechnipFMC plc (a) 330,675 10,479,092
Tesco plc (2)(a) 718,754 3,092,285
Vodafone Group plc (2)(a) 7,532,913 7,078,084
Weir Group plc (The) (2)(a) 29,826 901,023
Whitbread plc (2)(a) 9,191 292,789
109,127,699
United States - 107 .1%
3M Co. (a)(c) 61,824 9,079,473
Abbott Laboratories (a) 32,167 4,266,953
Abercrombie & Fitch Co., Class A
*(a)(c) 115,468 8,818,291
Acuity, Inc. (a) 1,738 457,702
Adobe, Inc. *(a) 39,159 15,018,650
ADT, Inc. (a) 386,786 3,148,438
AECOM (a) 22,636 2,099,036
AES Corp. (The) (a) 64,326 798,929
Agilent Technologies, Inc. (a) 26,925 3,149,687
Agree Realty Corp., REIT (a) 17,338 1,338,320
Airbnb, Inc., Class A *(a)(c) 104,036 12,428,141
Alaska Air Group, Inc. *(a) 103,895 5,113,712
Albertsons Cos., Inc., Class A (a)
(c) 67,520 1,484,765
Alexandria Real Estate Equities,
Inc., REIT (a) 74,310 6,874,418
Allegion plc (a) 44,207 5,767,245
Allison Transmission Holdings,
Inc. (a) 31,339 2,998,202
Allstate Corp. (The) (a) 10,192 2,110,457
Ally Financial, Inc. (a) 33,494 1,221,526
Alnylam Pharmaceuticals, Inc. *(a)
(c) 10,021 2,705,870
Altria Group, Inc. (a) 112,769 6,768,395
Amcor plc (a) 265,200 2,572,440
Amdocs Ltd. (a) 29,160 2,668,140
American Electric Power Co., Inc.
(a) 10,418 1,138,375
American Financial Group, Inc. (a)
(c) 21,761 2,858,090
American International Group, Inc.
(a) 107,436 9,340,486
INVESTMENTS SHARES VALUE ($)
United States - 107.1% (continued)
Ameriprise Financial, Inc. (a)(c) 10,687 5,173,684
Amphenol Corp., Class A (a) 103,447 6,785,089
Antero Resources Corp. *(a) 17,139 693,101
Apellis Pharmaceuticals, Inc. *(a)
(c) 102,671 2,245,415
Appfolio, Inc., Class A *(a)(c) 1,418 311,818
Arista Networks, Inc. *(a) 155,962 12,083,936
Associated Banc-Corp. (a) 90,365 2,035,923
Assurant, Inc. (a) 5,996 1,257,661
Assured Guaranty Ltd. (a) 29,778 2,623,442
AT&T, Inc. (a) 256,338 7,249,239
Atlassian Corp., Class A *(a) 38,815 8,236,931
Atmos Energy Corp. (a)(c) 19,374 2,994,833
Autodesk, Inc. *(a) 22,549 5,903,328
AutoNation, Inc. *(a) 23,613 3,823,417
Axis Capital Holdings Ltd. (a) 86,309 8,651,614
Baker Hughes Co., Class A (a)(c) 95,797 4,210,278
Bank of America Corp. (a) 141,155 5,890,398
Bank of New York Mellon Corp.
(The) (a)(c) 18,996 1,593,195
Bank OZK (a) 52,356 2,274,868
Bath & Body Works, Inc. (a)(c) 177,614 5,385,256
Becton Dickinson & Co. (a)(c) 18,062 4,137,282
BellRing Brands, Inc. *(a) 25,507 1,899,251
Best Buy Co., Inc. (a) 22,841 1,681,326
Biogen, Inc. *(a)(c) 39,052 5,343,876
BioMarin Pharmaceutical, Inc. *(a)
(c) 80,830 5,713,873
Bio-Rad Laboratories, Inc., Class
A *(a) 5,716 1,392,189
BJ's Wholesale Club Holdings, Inc.
*(a)(c) 60,492 6,902,137
Black Hills Corp. (a) 31,467 1,908,474
Blackrock, Inc. (a)(c) 2,507 2,372,825
BOK Financial Corp. (a) 17,699 1,843,351
Booking Holdings, Inc. (a)(c) 2,857 13,161,942
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 57,134 5,975,074
BP plc (2)(a) 1,785,387 10,018,619
Bright Horizons Family Solutions,
Inc. *(a)(c) 22,271 2,829,308
Brighthouse Financial, Inc. *(a)(c) 16,485 955,965
Bristol-Myers Squibb Co. (a) 69,329 4,228,376
Brixmor Property Group, Inc., REIT
(a) 100,510 2,668,541
Broadcom, Inc. (a) 12,018 2,012,174
Broadridge Financial Solutions,
Inc. (a) 8,872 2,151,105
Bunge Global SA (a) 40,405 3,087,750
Burlington Stores, Inc. *(a)(c) 5,449 1,298,660
CACI International, Inc., Class A
*(a)(c) 2,651 972,705
Capital One Financial Corp. (a) 24,312 4,359,142
CarMax, Inc. *(a)(c) 33,837 2,636,579
Carnival Corp. *(a)(c) 225,286 4,399,836
CBRE Group, Inc., Class A *(a)(c) 6,164 806,128
Celsius Holdings, Inc. *(a)(c) 71,285 2,539,172
Cencora, Inc. (a) 5,781 1,607,638
Centene Corp. *(a) 295,846 17,960,810
CF Industries Holdings, Inc. (a)(c) 45,147 3,528,238

Schedule of Investments
March 31, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 107.1% (continued)
CH Robinson Worldwide, Inc. (a)
(c) 11,227 1,149,645
Charles Schwab Corp. (The) (a) 26,832 2,100,409
Cheniere Energy, Inc. (a)(c) 29,077 6,728,418
Chewy, Inc., Class A *(a) 39,168 1,273,352
Chipotle Mexican Grill, Inc., Class
A *(a)(c) 25,431 1,276,891
Chubb Ltd. (a)(c) 10,119 3,055,837
Ciena Corp. *(a)(c) 27,602 1,667,989
Cigna Group (The) (a)(c) 12,683 4,172,707
Cincinnati Financial Corp. (a) 28,535 4,215,190
Cirrus Logic, Inc. *(a)(c) 19,236 1,916,964
Citigroup, Inc. (a) 163,453 11,603,528
Citizens Financial Group, Inc. (a)
(c) 146,766 6,013,003
Civitas Resources, Inc. (a) 9,056 315,964
Cleveland-Cliffs, Inc. *(a)(c) 43,855 360,488
Clorox Co. (The) (a) 37,923 5,584,162
Cloudflare, Inc., Class A *(a)(c) 17,209 1,939,282
CME Group, Inc. (a)(c) 34,248 9,085,652
CNA Financial Corp. (a)(c) 34,248 1,739,456
CNH Industrial NV (a) 160,090 1,965,905
CNO Financial Group, Inc. (a) 26,817 1,116,928
CNX Resources Corp. *(a)(c) 25,650 807,462
Coca-Cola Consolidated, Inc. (a) 2,073 2,798,550
Colgate-Palmolive Co. (a) 36,452 3,415,552
Comcast Corp., Class A (a) 269,443 9,942,447
Comfort Systems USA, Inc. (a) 22,990 7,410,367
Commerce Bancshares, Inc. (a)(c) 19,680 1,224,686
Commvault Systems, Inc. *(a)(c) 22,904 3,613,335
Concentrix Corp. (a) 99,826 5,554,319
ConocoPhillips (a)(c) 80,710 8,476,164
Consolidated Edison, Inc. (a) 12,368 1,367,777
COPT Defense Properties, REIT
(a) 48,167 1,313,514
Corebridge Financial, Inc. (a) 194,212 6,131,273
Corpay, Inc. *(a)(c) 1,943 677,563
Costco Wholesale Corp. (a) 8,975 8,488,376
Coterra Energy, Inc. (a) 64,589 1,866,622
Crane Co. (a)(c) 3,964 607,206
CRH plc (a) 65,050 5,722,449
Crown Holdings, Inc. (a) 72,960 6,512,410
Cullen/Frost Bankers, Inc. (a) 15,034 1,882,257
Cummins, Inc. (a) 23,030 7,218,523
Curtiss-Wright Corp. (a) 8,525 2,704,727
CVS Health Corp. (a) 89,282 6,048,856
Danaher Corp. (a) 16,957 3,476,185
Darden Restaurants, Inc. (a) 5,525 1,147,874
Darling Ingredients, Inc. *(a)(c) 22,078 689,717
Datadog, Inc., Class A *(a) 25,294 2,509,418
Delta Air Lines, Inc. (a)(c) 197,361 8,604,940
DENTSPLY SIRONA, Inc. (a) 264,755 3,955,440
Devon Energy Corp. (a) 119,053 4,452,582
Dexcom, Inc. *(a)(c) 23,128 1,579,411
Dillard's, Inc., Class A (a) 898 321,601
Dolby Laboratories, Inc., Class A
(a) 50,468 4,053,085
Dominion Energy, Inc. (a)(c) 51,545 2,890,128
Donaldson Co., Inc. (a) 21,335 1,430,725
DoorDash, Inc., Class A *(a)(c) 39,872 7,287,405
INVESTMENTS SHARES VALUE ($)
United States - 107.1% (continued)
DoubleVerify Holdings, Inc. *(a) 32,155 429,912
DR Horton, Inc. (a)(c) 23,155 2,943,695
DraftKings, Inc., Class A *(a) 10,862 360,727
DT Midstream, Inc. (a)(c) 7,988 770,682
DTE Energy Co. (a) 45,568 6,300,687
DuPont de Nemours, Inc. (a)(c) 13,565 1,013,034
Dutch Bros, Inc., Class A *(a) 18,269 1,127,928
Eagle Materials, Inc. (a)(c) 4,128 916,127
East West Bancorp, Inc. (a) 65,603 5,888,525
Ecolab, Inc. (a)(c) 3,243 822,165
Edison International (a) 168,999 9,957,421
Elastic NV *(a) 37,013 3,297,858
Electronic Arts, Inc. (a) 50,749 7,334,245
Element Solutions, Inc. (a)(c) 111,920 2,530,511
Elevance Health, Inc. 8,811 3,832,433
Eli Lilly & Co. (a) 2,294 1,894,638
EMCOR Group, Inc. (a) 12,957 4,789,296
Encompass Health Corp. (a) 20,928 2,119,588
EnerSys (a) 9,168 839,605
Enphase Energy, Inc. *(a)(c) 14,193 880,676
EPAM Systems, Inc. *(a) 4,128 696,972
EPR Properties, REIT (a) 46,340 2,437,947
EQT Corp. (a)(c) 23,764 1,269,711
Equitable Holdings, Inc. (a) 10,626 553,508
Equity LifeStyle Properties, Inc.,
REIT (a) 42,511 2,835,484
Essent Group Ltd. (a) 43,167 2,491,599
Etsy, Inc. *(a)(c) 126,774 5,981,197
Euronet Worldwide, Inc. *(a) 30,559 3,265,229
Evercore, Inc., Class A (a) 35,194 7,028,946
Evergy, Inc. (a) 45,568 3,141,914
Exact Sciences Corp. *(a)(c) 6,961 301,342
Exelixis, Inc. *(a) 138,626 5,118,072
Exelon Corp. (a) 71,509 3,295,135
Expedia Group, Inc. (a)(c) 23,126 3,887,481
Extra Space Storage, Inc., REIT
(a) 74,454 11,055,674
F5, Inc. *(a)(c) 5,926 1,577,916
Fair Isaac Corp. *(a) 349 643,612
Federal Realty Investment Trust,
REIT (a) 3,140 307,155
Federated Hermes, Inc., Class B
(a) 76,255 3,108,916
Ferguson Enterprises, Inc. (a)(c) 1,919 307,481
Fidelity National Financial, Inc. (a) 53,931 3,509,829
Fidelity National Information
Services, Inc. (a)(c) 13,455 1,004,819
First American Financial Corp. (a) 21,044 1,381,118
First Horizon Corp. (a) 148,822 2,890,123
First Industrial Realty Trust, Inc.,
REIT (a) 22,371 1,207,139
Five Below, Inc. *(a)(c) 4,087 306,218
Flowserve Corp. (a) 115,203 5,626,515
FMC Corp. (a) 137,265 5,791,210
Fortinet, Inc. *(a) 97,543 9,389,489
Freeport-McMoRan, Inc. (a) 46,247 1,750,911
Freshpet, Inc. *(a)(c) 11,980 996,377
Gap, Inc. (The) (a) 72,530 1,494,843
Garmin Ltd. (a) 41,450 9,000,039
Gartner, Inc. *(a) 7,890 3,311,749

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 107.1% (continued)
Gates Industrial Corp. plc *(a) 99,161 1,825,554
GE Aerospace (a)(c) 40,184 8,042,828
GE Vernova, Inc. (a) 21,687 6,620,607
Gen Digital, Inc. (a)(c) 83,267 2,209,906
General Dynamics Corp. (a) 10,581 2,884,169
General Motors Co. (a) 368,180 17,315,504
Gilead Sciences, Inc. (a) 6,464 724,291
Gitlab, Inc., Class A *(a)(c) 41,588 1,954,636
Global Payments, Inc. (a) 19,459 1,905,425
Globe Life, Inc. (a) 16,386 2,158,364
Graham Holdings Co., Class B (a) 1,769 1,699,761
GRAIL, Inc. *(a)(c) 17,529 447,691
Grand Canyon Education, Inc. *(a) 17,109 2,960,199
Greif, Inc., Class A (a) 16,295 896,062
GSK plc (2)(a) 330,902 6,323,605
Guidewire Software, Inc. *(a) 31,799 5,957,861
Hancock Whitney Corp. (a)(c) 41,375 2,170,119
Hanover Insurance Group, Inc.
(The) (a) 6,941 1,207,387
Hartford Insurance Group, Inc.
(The) (a) 6,855 848,169
Hasbro, Inc. (a) 21,523 1,323,449
Hayward Holdings, Inc. *(a)(c) 108,769 1,514,064
HCA Healthcare, Inc. (a)(c) 10,607 3,665,249
HealthEquity, Inc. *(a)(c) 31,090 2,747,423
Hewlett Packard Enterprise Co.
(a)(c) 399,763 6,168,343
Hexcel Corp. (a) 30,153 1,651,178
HF Sinclair Corp. (a) 158,521 5,212,170
Hilton Worldwide Holdings, Inc.
(a)(c) 30,277 6,889,531
Holcim AG (2)(a) 41,266 4,440,767
Howard Hughes Holdings, Inc. *(a) 5,244 388,476
Howmet Aerospace, Inc. (a)(c) 40,181 5,212,681
HubSpot, Inc. *(a)(c) 10,734 6,132,227
Humana, Inc. (a) 38,326 10,141,060
Huntington Bancshares, Inc. (a)(c) 597,773 8,972,573
Huntsman Corp. (a)(c) 455,254 7,188,461
IAC, Inc. *(a) 44,752 2,055,907
IDEXX Laboratories, Inc. *(a)(c) 6,803 2,856,920
Illinois Tool Works, Inc. (a) 25,031 6,207,938
Illumina, Inc. *(a)(c) 88,159 6,994,535
Incyte Corp. *(a)(c) 164,791 9,978,095
International Bancshares Corp. (a) 4,823 304,138
Intuit, Inc. (a) 4,525 2,778,305
Invesco Ltd. (a) 562,139 8,527,649
IPG Photonics Corp. *(a)(c) 28,733 1,814,202
IQVIA Holdings, Inc. *(a)(c) 26,688 4,705,094
ITT, Inc. (a)(c) 15,442 1,994,489
Jabil, Inc. (a)(c) 3,918 533,122
Jacobs Solutions, Inc. (a) 14,698 1,776,841
Janus Henderson Group plc (a) 28,151 1,017,659
Jazz Pharmaceuticals plc *(a)(c) 5,763 715,476
JB Hunt Transport Services, Inc.
(a) 8,949 1,324,005
Johnson & Johnson (a)(c) 87,051 14,436,538
Johnson Controls International
plc (a) 100,397 8,042,804
Jones Lang LaSalle, Inc. *(a) 1,949 483,177
JPMorgan Chase & Co. (a) 22,044 5,407,393
INVESTMENTS SHARES VALUE ($)
United States - 107.1% (continued)
Kemper Corp. (a) 43,748 2,924,554
Keurig Dr Pepper, Inc. (a) 45,679 1,563,135
Kinder Morgan, Inc. (a)(c) 50,720 1,447,042
Kirby Corp. *(a) 35,281 3,563,734
KLA Corp. (a) 1,122 762,736
Kyndryl Holdings, Inc. *(a)(c) 49,899 1,566,829
Labcorp Holdings, Inc. (a) 12,900 3,002,346
Lamar Advertising Co., Class A,
REIT (a)(c) 32,999 3,754,626
Las Vegas Sands Corp. (a)(c) 61,177 2,363,268
Lear Corp. (a) 44,048 3,885,915
Leidos Holdings, Inc. (a) 6,934 935,674
Light & Wonder, Inc. *(a)(c) 16,880 1,461,977
Lincoln National Corp. (a) 87,017 3,124,780
LivaNova plc *(a) 118,636 4,660,022
Lockheed Martin Corp. (a)(c) 17,559 7,843,781
Loews Corp. (a) 10,156 933,438
Louisiana-Pacific Corp. (a) 29,553 2,718,285
Lululemon Athletica, Inc. *(a)(c) 10,380 2,938,163
Lyft, Inc., Class A *(a) 89,922 1,067,374
LyondellBasell Industries NV, Class
A (a)(c) 30,156 2,122,982
Macy's, Inc. (a)(c) 220,689 2,771,854
Manhattan Associates, Inc. *(a)(c) 31,298 5,415,806
ManpowerGroup, Inc. (a) 66,864 3,870,088
Maplebear, Inc. *(a)(c) 8,759 349,397
Marathon Petroleum Corp. (a)(c) 24,773 3,609,178
MarketAxess Holdings, Inc. (a) 2,598 562,077
Marvell Technology, Inc. (a) 66,843 4,115,524
Masco Corp. (a) 8,088 562,440
MasTec, Inc. *(a) 27,099 3,162,724
Mattel, Inc. *(a) 351,027 6,820,455
Maximus, Inc. (a)(c) 70,633 4,816,464
McCormick & Co., Inc. (Non-
Voting) (a) 14,744 1,213,579
Medical Properties Trust, Inc.,
REIT (a) 163,106 983,529
Medpace Holdings, Inc. *(a)(c) 4,966 1,513,091
Medtronic plc (a) 55,001 4,942,390
Merck & Co., Inc. (a) 161,333 14,481,249
MetLife, Inc. (a) 61,780 4,960,316
MGIC Investment Corp. (a) 90,579 2,244,548
MGM Resorts International *(a)(c) 96,949 2,873,568
Millrose Properties, Inc., Class A,
REIT *(a) 92,460 2,451,115
Molina Healthcare, Inc. *(a)(c) 29,153 9,602,707
Molson Coors Beverage Co., Class
B (a)(c) 32,274 1,964,518
Monster Beverage Corp. *(a) 21,476 1,256,776
Mosaic Co. (The) (a) 62,200 1,680,022
MSCI, Inc., Class A (a) 22,271 12,594,251
Mueller Industries, Inc. (a)(c) 33,906 2,581,603
Natera, Inc. *(a)(c) 22,335 3,158,392
National Fuel Gas Co. (a) 43,363 3,433,916
NetApp, Inc. (a) 4,373 384,124
Neurocrine Biosciences, Inc. *(a) 6,534 722,660
New York Times Co. (The), Class
A (a) 104,292 5,172,883
Newell Brands, Inc. (a)(c) 84,592 524,470

Schedule of Investments
March 31, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 107.1% (continued)
Nexstar Media Group, Inc., Class
A (a) 3,606 646,267
NEXTracker, Inc., Class A *(a)(c) 6,675 281,285
NiSource, Inc. (a) 60,339 2,418,991
NNN REIT, Inc., REIT (a) 21,500 916,975
Norfolk Southern Corp. (a)(c) 10,016 2,372,290
Northern Trust Corp. (a)(c) 14,281 1,408,821
Northrop Grumman Corp. (a) 25,403 13,006,590
Northwestern Energy Group, Inc.
(a)(c) 27,735 1,605,024
Norwegian Cruise Line Holdings
Ltd. *(a)(c) 62,121 1,177,814
NOV, Inc. (a)(c) 233,757 3,557,782
Novartis AG (Registered) (2)(a) 187,997 20,880,788
Nutanix, Inc., Class A *(a)(c) 66,134 4,616,815
NVIDIA Corp. (a) 42,356 4,590,543
Okta, Inc., Class A *(a)(c) 31,708 3,336,316
Old Republic International Corp.
(a) 112,934 4,429,271
Omega Healthcare Investors, Inc.,
REIT (a) 155,798 5,932,788
Omnicom Group, Inc. (a)(c) 58,511 4,851,147
OneMain Holdings, Inc. (a)(c) 39,570 1,934,182
Oracle Corp. (a) 12,516 1,749,862
O'Reilly Automotive, Inc. *(a) 2,942 4,214,650
Organon & Co. (a)(c) 19,646 292,529
Oshkosh Corp. (a) 42,537 4,001,881
Ovintiv, Inc. (a) 147,379 6,307,821
Owens Corning (a) 19,635 2,804,271
Packaging Corp. of America (a) 24,471 4,845,747
Palo Alto Networks, Inc. *(a)(c) 19,250 3,284,820
Park Hotels & Resorts, Inc., REIT
(a) 207,213 2,213,035
Paylocity Holding Corp. *(a) 1,659 310,797
PayPal Holdings, Inc. *(a) 130,804 8,534,961
Pegasystems, Inc. (a) 40,424 2,810,276
Penske Automotive Group, Inc. (a) 14,628 2,106,139
Pentair plc (a) 21,139 1,849,240
Penumbra, Inc. *(a) 5,785 1,546,967
PepsiCo, Inc. (a) 51,511 7,723,559
Pfizer, Inc. (a)(c) 135,858 3,442,642
PG&E Corp. (a) 681,362 11,705,799
Philip Morris International, Inc. (a) 49,609 7,874,437
Pilgrim's Pride Corp. *(a) 13,426 731,851
Pinnacle Financial Partners, Inc.
(a) 6,674 707,711
Pinnacle West Capital Corp. (a) 15,035 1,432,084
Pinterest, Inc., Class A *(a) 193,277 5,991,587
Popular, Inc. (a) 84,513 7,806,466
Portland General Electric Co. (a)(c) 136,942 6,107,613
PotlatchDeltic Corp., REIT (a) 44,550 2,010,096
Primerica, Inc. (a) 10,096 2,872,615
Principal Financial Group, Inc. (a)
(c) 39,650 3,345,271
Progressive Corp. (The) (a) 15,473 4,379,014
Prologis, Inc., REIT (a)(c) 17,344 1,938,886
Prosperity Bancshares, Inc. (a) 48,869 3,487,781
QIAGEN NV (2)*(a) 45,493 1,807,328
QUALCOMM, Inc. (a) 19,458 2,988,943
Qualys, Inc. *(a)(c) 32,081 4,039,960
INVESTMENTS SHARES VALUE ($)
United States - 107.1% (continued)
QuidelOrtho Corp. *(a)(c) 96,715 3,382,124
Ralph Lauren Corp., Class A (a) 38,028 8,394,301
Range Resources Corp. (a)(c) 31,872 1,272,649
Raymond James Financial, Inc. (a) 6,034 838,183
Regeneron Pharmaceuticals, Inc.
(a)(c) 3,747 2,376,460
Reinsurance Group of America,
Inc. (a) 23,579 4,642,705
ResMed, Inc. (a)(c) 8,245 1,845,643
Robert Half, Inc. (a) 12,042 656,891
ROBLOX Corp., Class A *(a) 212,662 12,396,068
Roche Holding AG (2)(a) 24,492 8,060,994
Ross Stores, Inc. (a) 9,423 1,204,165
Royal Caribbean Cruises Ltd. (a)
(c) 1,460 299,942
Royal Gold, Inc. (a) 47,782 7,812,835
Royalty Pharma plc, Class A (a) 130,027 4,047,741
S&P Global, Inc. (a) 4,763 2,420,080
Sabra Health Care REIT, Inc.,
REIT (a)(c) 27,829 486,173
Samsara, Inc., Class A *(a)(c) 27,190 1,042,193
SBA Communications Corp., REIT
(a) 2,277 500,963
Schlumberger NV (a)(c) 12,369 517,024
Schneider Electric SE (2)(a) 5,043 1,164,153
Science Applications International
Corp. (a) 46,101 5,175,759
Seagate Technology Holdings plc
(a)(c) 28,276 2,402,046
Selective Insurance Group, Inc.
(a)(c) 36,703 3,359,793
SentinelOne, Inc., Class A *(a)(c) 97,545 1,773,368
ServiceNow, Inc. *(a)(c) 7,733 6,156,551
Shell plc (2)(a) 118,013 4,295,712
Signify NV (2)(a)(b) 150,598 3,269,795
Simon Property Group, Inc., REIT
(a)(c) 7,334 1,218,031
Sirius XM Holdings, Inc. (a)(c) 66,649 1,502,602
Skechers USA, Inc., Class A *(a) 5,303 301,104
Skyworks Solutions, Inc. (a)(c) 50,880 3,288,374
SLM Corp. (a)(c) 81,709 2,399,793
Snap, Inc., Class A *(a)(c) 753,742 6,565,093
Snap-on, Inc. (a) 4,072 1,372,305
Snowflake, Inc., Class A *(a)(c) 70,581 10,316,119
Spectrum Brands Holdings, Inc.
(a)(c) 31,039 2,220,840
Sprouts Farmers Market, Inc. *(a)
(c) 9,760 1,489,766
SS&C Technologies Holdings, Inc.
(a)(c) 70,616 5,898,554
Stanley Black & Decker, Inc. (a)(c) 12,984 998,210
State Street Corp. (a) 19,795 1,772,246
Steel Dynamics, Inc. (a) 15,913 1,990,398
STERIS plc (a)(c) 5,548 1,257,454
Stifel Financial Corp. (a) 60,254 5,679,542
Swiss Re AG (2)(a) 19,033 3,239,015
Synchrony Financial (a)(c) 41,384 2,190,869
Synovus Financial Corp. (a)(c) 149,625 6,993,473
Tapestry, Inc. (a) 83,514 5,880,221
Targa Resources Corp. (a) 8,464 1,696,778

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 107.1% (continued)
Taylor Morrison Home Corp., Class
A *(a) 37,992 2,281,040
TD SYNNEX Corp. (a) 20,688 2,150,724
Tenet Healthcare Corp. *(a) 19,550 2,629,475
Teradyne, Inc. (a)(c) 46,277 3,822,480
Texas Capital Bancshares, Inc. *(a) 90,656 6,772,003
Texas Pacific Land Corp. (a)(c) 1,143 1,514,464
Texas Roadhouse, Inc., Class A (a) 47,726 7,952,583
Textron, Inc. (a)(c) 10,212 737,817
Thermo Fisher Scientific, Inc. (a)(c) 4,909 2,442,718
TJX Cos., Inc. (The) (a)(c) 55,255 6,730,059
Toll Brothers, Inc. (a) 78,231 8,260,411
Toro Co. (The) (a) 96,202 6,998,696
Trane Technologies plc (a) 24,550 8,271,386
Travel + Leisure Co. (a) 37,767 1,748,234
Travelers Cos., Inc. (The) (a) 12,942 3,422,641
Trimble, Inc. *(a)(c) 54,882 3,603,003
TripAdvisor, Inc. *(a)(c) 55,970 793,095
Truist Financial Corp. (a)(c) 42,004 1,728,465
Twilio, Inc., Class A *(a) 26,224 2,567,592
Tyson Foods, Inc., Class A (a) 97,669 6,232,259
Uber Technologies, Inc. *(a)(c) 40,314 2,937,278
Ubiquiti, Inc. (a)(c) 3,772 1,169,848
UGI Corp. (a)(c) 137,250 4,538,858
UiPath, Inc., Class A *(a) 258,061 2,658,028
Ulta Beauty, Inc. *(a) 10,144 3,718,182
United Airlines Holdings, Inc. *(a)
(c) 43,241 2,985,791
United Parcel Service, Inc., Class
B (a)(c) 55,263 6,078,377
United Therapeutics Corp. *(a)(c) 3,422 1,054,900
UnitedHealth Group, Inc. (a) 15,269 7,997,139
Universal Health Services, Inc.,
Class B (a) 32,126 6,036,475
Unum Group (a) 20,751 1,690,376
US Foods Holding Corp. *(a)(c) 107,928 7,064,967
Valero Energy Corp. (a)(c) 26,550 3,506,459
Valley National Bancorp (a) 602,796 5,358,856
Veeva Systems, Inc., Class A *(a) 11,335 2,625,526
Ventas, Inc., REIT (a) 57,440 3,949,574
VeriSign, Inc. *(a) 63,590 16,143,592
Vertiv Holdings Co., Class A (a)(c) 36,678 2,648,152
Vestis Corp. (a) 167,485 1,658,102
VF Corp. (a)(c) 284,645 4,417,690
Visa, Inc., Class A (a)(c) 897 314,363
Visteon Corp. *(a)(c) 14,918 1,157,935
Vulcan Materials Co. (a)(c) 22,548 5,260,448
W R Berkley Corp. (a)(c) 29,200 2,077,872
Waters Corp. *(a)(c) 3,478 1,281,886
Wendy's Co. (The) (a) 399,104 5,838,892
WESCO International, Inc. (a)(c) 29,544 4,588,183
Western Union Co. (The) (a)(c) 175,477 1,856,547
Westinghouse Air Brake
Technologies Corp. (a)(c) 22,129 4,013,094
Williams-Sonoma, Inc. (a) 1,782 281,734
Wingstop, Inc. (a) 27,922 6,298,645
Woodward, Inc. (a) 11,491 2,096,993
Xcel Energy, Inc. (a) 113,423 8,029,214
Zillow Group, Inc., Class C *(a)(c) 4,291 294,191
Zions Bancorp NA (a) 154,699 7,713,292
INVESTMENTS SHARES VALUE ($)
United States - 107.1% (continued)
Zoom Communications, Inc., Class
A *(a) 43,812 3,232,011
ZoomInfo Technologies, Inc., Class
A *(a) 53,551 535,510
Zscaler, Inc. *(a)(c) 23,463 4,655,528
1,673,431,183
TOTAL COMMON STOCKS
(Cost $2,649,932,047) 2,821,415,086
PREFERRED STOCKS - 0.2%
Germany - 0 .2%
Volkswagen AG (Preference) (2)(a)
(Cost $2,484,014) 25,869 2,639,626
SHORT-TERM INVESTMENTS - 83.7%
INVESTMENT COMPANIES - 58 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.15%
(d)(e) 7,800,410 7,800,410
Limited Purpose Cash Investment
Fund, 4.32% (d)(f) 902,221,233 901,950,567
TOTAL INVESTMENT COMPANIES
(Cost $909,684,634) 909,750,977
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 25 .5%
U.S. Treasury Bills
4.31%, 4/3/2025 (2)(g) $ 1,702,000 1,701,599
4.40%, 4/10/2025 (2)(g) 10,917,000 10,905,401
4.36%, 4/17/2025 (2)(g) 23,462,000 23,417,589
4.41%, 4/24/2025 (2)(g)(h) 21,310,000 21,252,348
4.42%, 5/1/2025 (2)(g) 34,489,000 34,367,358
4.25%, 6/20/2025 (2)(g) 36,115,000 35,777,870
4.26%, 6/26/2025 (2)(g) 1,854,000 1,835,420
4.22%, 7/3/2025 (2)(g) 59,022,000 58,382,564
4.20%, 7/10/2025 (2)(g) 10,519,000 10,396,717
4.27%, 7/17/2025 (2)(g) 11,438,000 11,295,641
4.25%, 7/24/2025 (2)(g) 38,000,000 37,498,611
4.23%, 7/31/2025 (2)(g) 20,429,000 20,142,671
4.24%, 8/7/2025 (2)(g) 18,148,000 17,879,531
4.28%, 8/14/2025 (2)(g) 44,079,000 43,393,846
4.31%, 8/21/2025 (2)(g) 29,526,000 29,046,170
4.22%, 9/4/2025 (2)(g) 4,518,000 4,437,815
4.16%, 9/11/2025 (2)(g) 36,820,000 36,136,478
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $397,866,221) 397,867,629
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,307,550,855) 1,307,618,606
TOTAL LONG POSITIONS
(Cost $3,959,966,916) 4,131,673,318

Schedule of Investments
March 31, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (170.2)%
COMMON STOCKS - (169.5)%
Australia - ( 5 .5 ) %
ALS Ltd. (2) (144,592) (1,403,581)
Ampol Ltd. (2) (149,973) (2,206,182)
APA Group (2) (542,726) (2,688,544)
BHP Group Ltd. (2) (145,077) (3,520,024)
Cochlear Ltd. (2) (4,438) (731,423)
Commonwealth Bank of Australia
(2) (63,168) (6,006,890)
Domino's Pizza Enterprises Ltd. (2) (131,536) (2,121,443)
Endeavour Group Ltd. (2) (951,160) (2,300,304)
Glencore plc (2) (494,879) (1,811,323)
IDP Education Ltd. (2) (247,423) (1,465,892)
IGO Ltd. (2) (564,296) (1,407,103)
Liontown Resources Ltd. (2) (796,589) (314,422)
Lynas Rare Earths Ltd. (2) (740,978) (3,244,293)
Macquarie Group Ltd. (2) (31,717) (3,947,074)
Medibank Pvt Ltd. (2) (258,555) (722,621)
Mineral Resources Ltd. (2) (81,319) (1,227,839)
National Australia Bank Ltd. (2) (441,197) (9,489,571)
New Hope Corp. Ltd. (2) (134,893) (313,905)
NEXTDC Ltd. (2) (543,430) (3,892,303)
Pilbara Minerals Ltd. (2) (5,799,543) (6,175,024)
Ramsay Health Care Ltd. (2) (85,711) (1,840,988)
Reece Ltd. (2) (88,551) (878,615)
Rio Tinto plc (2) (38,531) (2,312,253)
Santos Ltd. (2) (180,026) (754,389)
Telix Pharmaceuticals Ltd. (2) (71,098) (1,190,378)
Transurban Group (2) (481,418) (4,054,833)
Treasury Wine Estates Ltd. (2) (742,453) (4,552,152)
Washington H Soul Pattinson &
Co. Ltd. (2) (86,019) (1,874,207)
WiseTech Global Ltd. (2) (5,525) (284,913)
Woodside Energy Group Ltd. (2) (732,573) (10,642,770)
Woolworths Group Ltd. (2) (108,791) (2,019,960)
(85,395,219)
Austria - ( 0 .1 ) %
Mondi plc (2) (107,023) (1,596,487)
Belgium - ( 0 .4 ) %
D'ieteren Group (2) (7,887) (1,358,623)
Elia Group SA/NV (2) (13,079) (1,134,394)
Lotus Bakeries NV (2) (187) (1,662,439)
UCB SA (2) (8,141) (1,433,344)
Umicore SA (2) (67,191) (696,077)
(6,284,877)
Brazil - ( 0 .1 ) %
MercadoLibre, Inc. (760) (1,482,662)
Yara International ASA (2) (20,608) (621,651)
(2,104,313)
Canada - ( 4 .0 ) %
Air Canada (152,927) (1,505,838)
Algonquin Power & Utilities Corp. (242,472) (1,245,174)
Alimentation Couche-Tard, Inc. (19,602) (966,717)
Bank of Montreal (11,752) (1,122,240)
BCE, Inc. (13,803) (316,815)
INVESTMENTS SHARES VALUE ($)
Canada - (4.0)% (continued)
Brookfield Asset Management Ltd.,
Class A (139,685) (6,761,723)
Brookfield Corp., Class A (6,638) (347,387)
Brookfield Renewable Corp. (40,871) (1,140,883)
Cameco Corp. (76,461) (3,147,597)
Canadian National Railway Co. (11,540) (1,123,006)
Canadian Pacific Kansas City Ltd. (41,520) (2,913,801)
Capstone Copper Corp. (645,145) (3,322,000)
CGI, Inc. (18,499) (1,846,751)
Constellation Software, Inc. (508) (1,608,800)
Dollarama, Inc. (15,288) (1,634,771)
Gildan Activewear, Inc. (6,641) (293,597)
Hydro One Ltd. (b) (86,212) (2,898,995)
Intact Financial Corp. (24,530) (5,011,685)
MEG Energy Corp. (26,018) (456,158)
National Bank of Canada (31,378) (2,589,740)
Northland Power, Inc. (25,025) (342,060)
Onex Corp. (4,845) (324,257)
Pembina Pipeline Corp. (41,621) (1,664,782)
Restaurant Brands International,
Inc. (117,445) (7,829,124)
Rogers Communications, Inc.,
Class B (86,933) (2,321,556)
Royal Bank of Canada (19,915) (2,243,300)
Sun Life Financial, Inc. (48,074) (2,751,381)
Teck Resources Ltd., Class B (37,756) (1,375,331)
Thomson Reuters Corp. (2,828) (488,014)
TMX Group Ltd. (10,075) (367,840)
WSP Global, Inc. (14,639) (2,484,271)
(62,445,594)
Chile - ( 0 .5 ) %
Antofagasta plc (2) (226,131) (4,923,222)
Lundin Mining Corp. (440,371) (3,568,136)
(8,491,358)
China - ( 0 .4 ) %
NXP Semiconductors NV (25,073) (4,765,374)
Prosus NV (2) (43,165) (2,005,410)
(6,770,784)
Denmark - ( 2 .0 ) %
Carlsberg A/S, Class B (2) (27,317) (3,457,724)
Coloplast A/S, Class B (2) (36,193) (3,796,055)
DSV A/S (2) (43,548) (8,421,364)
Novo Nordisk A/S, Class B (2) (60,728) (4,152,480)
Novonesis (Novozymes), Class
B (2) (102,245) (5,953,371)
Orsted A/S (2)(b) (64,214) (2,804,297)
Tryg A/S (2) (70,259) (1,671,354)
Zealand Pharma A/S (2) (18,441) (1,384,818)
(31,641,463)
Finland - ( 0 .6 ) %
Kesko OYJ, Class B (2) (17,201) (351,596)
Kone OYJ, Class B (2) (5,106) (281,727)
Metso OYJ (2) (120,233) (1,246,603)
Neste OYJ (2) (83,277) (770,249)
Orion OYJ, Class B (2) (25,945) (1,541,054)
Sampo OYJ, Class A (2) (31,550) (302,349)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - (0.6)% (continued)
Stora Enso OYJ, Class R (2) (178,427) (1,690,824)
UPM-Kymmene OYJ (2) (108,207) (2,903,012)
(9,087,414)
France - ( 5 .1 ) %
Aeroports de Paris SA (2) (22,433) (2,283,754)
Air Liquide SA (2) (25,202) (4,786,999)
Airbus SE (2) (14,295) (2,517,145)
BioMerieux (2) (27,348) (3,380,440)
Bollore SE (2) (120,918) (708,386)
Bureau Veritas SA (2) (86,877) (2,635,857)
Capgemini SE (2) (41,268) (6,200,850)
Cie de Saint-Gobain SA (2) (42,474) (4,231,126)
Cie Generale des Etablissements
Michelin SCA (2) (30,851) (1,084,307)
Dassault Systemes SE (2) (26,119) (994,422)
Edenred SE (2) (138,004) (4,484,646)
EssilorLuxottica SA (2) (72,260) (20,823,062)
Gaztransport Et Technigaz SA (2) (12,254) (1,858,127)
Getlink SE (2) (159,256) (2,750,493)
Ipsen SA (2) (2,481) (285,763)
Kering SA (2) (6,281) (1,306,701)
Legrand SA (2) (2,629) (278,421)
L'Oreal SA (2) (3,288) (1,222,126)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,943) (1,203,258)
Pernod Ricard SA (2) (48,827) (4,823,748)
Publicis Groupe SA (2) (27,206) (2,566,850)
Remy Cointreau SA (2) (8,843) (413,279)
Sartorius Stedim Biotech (2) (19,096) (3,783,244)
SEB SA (2) (4,305) (407,192)
SOITEC (2) (10,250) (548,174)
SPIE SA (2) (20,787) (889,337)
Teleperformance SE (2) (10,948) (1,100,834)
Ubisoft Entertainment SA (2) (155,903) (1,885,414)
(79,453,955)
Germany - ( 2 .8 ) %
Aurubis AG (2) (6,774) (642,653)
BASF SE (2) (144,972) (7,267,280)
Bayerische Motoren Werke AG (2) (92,639) (7,470,166)
Bechtle AG (2) (7,184) (268,320)
Beiersdorf AG (2) (34,615) (4,471,702)
Brenntag SE (2) (21,715) (1,407,514)
Carl Zeiss Meditec AG (2) (11,572) (764,923)
Continental AG (2) (13,524) (953,710)
CTS Eventim AG & Co. KGaA (2) (3,127) (313,708)
Daimler Truck Holding AG (2) (53,199) (2,155,069)
Deutsche Post AG (2) (48,300) (2,073,678)
GEA Group AG (2) (21,622) (1,314,378)
Hannover Rueck SE (2) (6,652) (1,982,681)
HUGO BOSS AG (2) (21,108) (802,486)
Infineon Technologies AG (2) (80,193) (2,673,226)
KION Group AG (2) (32,024) (1,342,967)
Knorr-Bremse AG (2) (3,050) (277,565)
Merck KGaA (2) (6,761) (930,381)
MTU Aero Engines AG (2) (4,386) (1,524,015)
Puma SE (2) (27,392) (668,153)
Rational AG (2) (528) (439,906)
SAP SE (2) (6,195) (1,659,948)
INVESTMENTS SHARES VALUE ($)
Germany - (2.8)% (continued)
Siemens Energy AG (2) (302) (17,903)
Siemens Healthineers AG (2)(b) (18,309) (987,777)
Wacker Chemie AG (2) (15,054) (1,247,165)
(43,657,274)
Hong Kong - ( 0 .3 ) %
Prudential plc (2) (400,604) (4,322,928)
Ireland - ( 0 .1 ) %
Accenture plc, Class A (4,460) (1,391,698)
Italy - ( 1 .7 ) %
Amplifon SpA (2) (23,597) (479,044)
Brunello Cucinelli SpA (2) (15,708) (1,804,572)
Davide Campari-Milano NV (2) (566,412) (3,329,336)
DiaSorin SpA (2) (2,772) (275,292)
Ferrari NV (2) (4,481) (1,913,658)
Infrastrutture Wireless Italiane SpA
(b) (131,274) (1,389,657)
Interpump Group SpA (2) (15,545) (555,202)
Moncler SpA (2) (32,301) (1,989,648)
Prysmian SpA (2) (81,108) (4,464,752)
Recordati Industria Chimica e
Farmaceutica SpA (2) (48,980) (2,775,593)
Reply SpA (2) (5,067) (829,991)
Snam SpA (302,915) (1,570,564)
Terna - Rete Elettrica Nazionale (2) (524,123) (4,736,645)
(26,113,954)
Ivory Coast - ( 0 .1 ) %
Endeavour Mining plc (2) (76,734) (1,809,297)
Japan - ( 25 .6 ) %
Advantest Corp. (2) (86,500) (3,855,867)
Aeon Co. Ltd. (2) (291,600) (7,313,306)
Ajinomoto Co., Inc. (2) (398,600) (7,891,369)
Allegro MicroSystems, Inc. (240,328) (6,039,443)
Bridgestone Corp. (2) (145,200) (5,833,096)
Capcom Co. Ltd. (2) (99,600) (2,458,283)
Chiba Bank Ltd. (The) (2) (77,900) (737,374)
Chugai Pharmaceutical Co. Ltd. (2) (130,500) (5,978,409)
Concordia Financial Group Ltd. (2) (194,600) (1,291,955)
Cosmo Energy Holdings Co. Ltd.
(2) (10,100) (434,342)
Daikin Industries Ltd. (2) (16,500) (1,790,558)
Daiwa Securities Group, Inc. (2) (922,500) (6,211,422)
Denso Corp. (2) (523,600) (6,496,084)
Dentsu Group, Inc. (2) (165,400) (3,652,794)
Disco Corp. (2) (12,800) (2,614,037)
East Japan Railway Co. (2) (368,800) (7,269,260)
Eisai Co. Ltd. (2) (113,200) (3,151,176)
ENEOS Holdings, Inc. (2) (925,200) (4,879,515)
Fast Retailing Co. Ltd. (2) (12,500) (3,721,143)
Fuji Electric Co. Ltd. (2) (32,500) (1,389,367)
FUJIFILM Holdings Corp. (2) (432,300) (8,282,423)
Hakuhodo DY Holdings, Inc. (2) (60,000) (435,364)
Hamamatsu Photonics KK (2) (477,800) (4,657,821)
Haseko Corp. (2) (83,500) (1,099,291)
Hitachi Ltd. (2) (131,000) (3,075,802)
Hoshizaki Corp. (2) (112,700) (4,362,462)
Ibiden Co. Ltd. (2) (47,700) (1,286,701)
Idemitsu Kosan Co. Ltd. (2) (498,800) (3,528,160)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (25.6)% (continued)
Isuzu Motors Ltd. (2) (280,600) (3,815,486)
Japan Airport Terminal Co. Ltd. (2) (32,600) (898,776)
Japan Post Insurance Co. Ltd. (2) (36,100) (735,717)
Japan Tobacco, Inc. (2) (148,300) (4,076,196)
Kajima Corp. (2) (203,600) (4,164,724)
KDDI Corp. (2) (301,800) (4,767,130)
Keisei Electric Railway Co. Ltd. (2) (429,000) (3,876,015)
Kikkoman Corp. (2) (309,700) (2,987,579)
Kintetsu Group Holdings Co. Ltd.
(2) (54,100) (1,155,726)
Kobayashi Pharmaceutical Co.
Ltd. (2) (15,300) (579,613)
Kobe Bussan Co. Ltd. (2) (50,400) (1,173,434)
Koito Manufacturing Co. Ltd. (2) (50,600) (624,106)
Konami Group Corp. (2) (37,500) (4,428,087)
Kubota Corp. (2) (511,100) (6,315,868)
Kyocera Corp. (2) (302,400) (3,415,620)
Kyoto Financial Group, Inc. (2) (100,700) (1,546,280)
Lasertec Corp. (2) (62,000) (5,328,926)
M3, Inc. (2) (558,300) (6,377,708)
MatsukiyoCocokara & Co. (2) (52,400) (819,745)
MINEBEA MITSUMI, Inc. (2) (175,900) (2,571,043)
Mitsubishi Chemical Group Corp.
(2) (147,300) (727,881)
Mitsubishi Corp. (2) (272,700) (4,814,453)
Mitsubishi HC Capital, Inc. (2) (635,800) (4,308,443)
Mitsubishi Heavy Industries Ltd. (2) (310,600) (5,334,119)
Mitsui & Co. Ltd. (2) (265,200) (4,999,875)
Mitsui Chemicals, Inc. (2) (62,900) (1,412,776)
MonotaRO Co. Ltd. (2) (218,700) (4,085,479)
Murata Manufacturing Co. Ltd. (2) (203,200) (3,134,350)
Nexon Co. Ltd. (2) (100,900) (1,381,961)
NH Foods Ltd. (2) (32,400) (1,082,963)
NIDEC Corp. (2) (68,200) (1,144,552)
Nikon Corp. (2) (304,000) (3,019,096)
Nintendo Co. Ltd. (2) (62,800) (4,269,000)
Nippon Paint Holdings Co. Ltd. (2) (529,000) (3,972,555)
Nippon Sanso Holdings Corp. (2) (250,000) (7,583,647)
Nippon Telegraph & Telephone
Corp. (2) (2,734,500) (2,642,817)
Nissan Chemical Corp. (2) (59,600) (1,774,482)
Nissin Foods Holdings Co. Ltd. (2) (275,900) (5,631,223)
Nitori Holdings Co. Ltd. (2) (77,200) (7,553,202)
NOF Corp. (2) (176,800) (2,402,754)
Nomura Research Institute Ltd. (2) (42,800) (1,393,241)
NTT Data Group Corp. (2) (383,000) (6,938,067)
Odakyu Electric Railway Co. Ltd.
(2) (107,900) (1,066,816)
Olympus Corp. (2) (381,800) (4,998,041)
Ono Pharmaceutical Co. Ltd. (2) (361,400) (3,888,176)
Open House Group Co. Ltd. (2) (37,900) (1,412,777)
Oriental Land Co. Ltd. (2) (390,500) (7,700,944)
Osaka Gas Co. Ltd. (2) (106,400) (2,407,547)
Otsuka Holdings Co. Ltd. (2) (56,600) (2,949,426)
Recruit Holdings Co. Ltd. (2) (44,300) (2,295,239)
Renesas Electronics Corp. (2) (203,800) (2,733,498)
Rohm Co. Ltd. (2) (110,300) (1,065,677)
Rohto Pharmaceutical Co. Ltd. (2) (113,800) (1,704,008)
SCSK Corp. (2) (122,800) (3,036,561)
Secom Co. Ltd. (2) (139,400) (4,747,838)
INVESTMENTS SHARES VALUE ($)
Japan - (25.6)% (continued)
Sega Sammy Holdings, Inc. (2) (67,400) (1,301,411)
Seibu Holdings, Inc. (2) (44,300) (981,844)
Sekisui House Ltd. (2) (104,000) (2,327,742)
Seven & i Holdings Co. Ltd. (2) (495,500) (7,175,290)
SG Holdings Co. Ltd. (2) (202,900) (2,023,503)
Sharp Corp. (2) (49,900) (315,455)
Shimadzu Corp. (2) (209,700) (5,238,022)
Shimano, Inc. (2) (27,300) (3,833,275)
Shiseido Co. Ltd. (2) (73,900) (1,401,508)
SMC Corp. (2) (21,400) (7,657,860)
SUMCO Corp. (2) (982,800) (6,659,732)
Sumitomo Forestry Co. Ltd. (2) (59,100) (1,781,781)
Sumitomo Heavy Industries Ltd. (2) (27,700) (567,423)
Sumitomo Metal Mining Co. Ltd.
(2) (227,800) (4,979,441)
Suzuki Motor Corp. (2) (290,400) (3,564,695)
Sysmex Corp. (2) (119,000) (2,271,711)
Taisei Corp. (2) (24,000) (1,068,278)
TDK Corp. (2) (116,800) (1,223,958)
Terumo Corp. (2) (421,300) (7,927,197)
Toho Co. Ltd. (2) (42,400) (2,106,846)
Tokyo Gas Co. Ltd. (2) (46,200) (1,469,651)
Toyota Industries Corp. (2) (102,000) (8,723,778)
Toyota Motor Corp. (2) (703,000) (12,427,142)
Unicharm Corp. (2) (272,400) (2,169,607)
West Japan Railway Co. (2) (174,900) (3,411,855)
Yakult Honsha Co. Ltd. (2) (99,700) (1,897,139)
Yamaha Motor Co. Ltd. (2) (565,800) (4,529,977)
Yamato Holdings Co. Ltd. (2) (85,600) (1,121,773)
Yamazaki Baking Co. Ltd. (2) (21,100) (404,662)
Yaskawa Electric Corp. (2) (311,700) (7,810,614)
ZOZO, Inc. (2) (274,200) (2,626,235)
(400,007,492)
Jordan - ( 0 .1 ) %
Hikma Pharmaceuticals plc (2) (37,251) (941,038)
Luxembourg - ( 0 .1 ) %
Eurofins Scientific SE (2) (37,462) (1,998,326)
Netherlands - ( 2 .1 ) %
Akzo Nobel NV (2) (51,374) (3,163,904)
ASML Holding NV (2) (2,188) (1,447,961)
ASR Nederland NV (2) (59,117) (3,398,497)
BE Semiconductor Industries NV
(2) (10,891) (1,138,180)
EXOR NV (2) (18,754) (1,703,110)
Heineken NV (2) (17,170) (1,400,049)
IMCD NV (2) (9,746) (1,297,014)
Koninklijke Philips NV (2) (185,523) (4,723,066)
Randstad NV (2) (36,385) (1,512,389)
Universal Music Group NV (2) (455,845) (12,587,249)
(32,371,419)
Norway - ( 0 .3 ) %
Gjensidige Forsikring ASA (86,481) (1,987,615)
Orkla ASA (2) (127,370) (1,396,802)
Salmar ASA (2) (30,900) (1,485,567)
Schibsted ASA, Class A (2) (11,961) (322,335)
(5,192,319)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Poland - ( 0 .1 ) %
InPost SA (2) (137,873) (2,023,463)
Portugal - ( 0 .3 ) %
Banco Comercial Portugues SA,
Class R (2) (1,586,685) (959,356)
Galp Energia SGPS SA (2) (104,328) (1,827,827)
Jeronimo Martins SGPS SA (74,635) (1,581,775)
(4,368,958)
Singapore - ( 0 .8 ) %
CapitaLand Investment Ltd. (2) (1,749,300) (3,537,965)
DBS Group Holdings Ltd. (2) (52,400) (1,799,486)
Genting Singapore Ltd. (2) (717,100) (397,913)
Keppel Ltd. (2) (537,400) (2,741,235)
Sembcorp Industries Ltd. (2) (244,800) (1,145,643)
STMicroelectronics NV (2) (100,684) (2,207,753)
(11,829,995)
South Africa - ( 0 .3 ) %
Anglo American plc (2) (180,610) (5,062,204)
Spain - ( 1 .0 ) %
Acciona SA (2) (13,420) (1,756,446)
Amadeus IT Group SA (2) (86,049) (6,589,891)
Cellnex Telecom SA (2)(b) (14,497) (515,350)
Iberdrola SA (2) (58,677) (947,521)
Industria de Diseno Textil SA (2) (20,974) (1,044,335)
Redeia Corp. SA (2) (188,094) (3,775,287)
Telefonica SA (2) (79,042) (372,555)
(15,001,385)
Sweden - ( 2 .7 ) %
AddTech AB, Class B (2) (45,494) (1,332,408)
Atlas Copco AB, Class A (2) (181,703) (2,902,421)
Autoliv, Inc. (19,005) (1,680,992)
Axfood AB (55,320) (1,242,688)
Beijer Ref AB, Class B (2) (88,299) (1,242,132)
Boliden AB (2) (14,065) (461,510)
Epiroc AB, Class A (2) (234,895) (4,729,455)
EQT AB (2) (141,383) (4,311,199)
H & M Hennes & Mauritz AB, Class
B (2) (141,119) (1,861,372)
Hexagon AB, Class B (2) (196,902) (2,104,836)
Holmen AB, Class B (2) (35,868) (1,420,404)
Husqvarna AB, Class B (2) (82,048) (389,734)
Indutrade AB (2) (43,927) (1,217,300)
Lifco AB, Class B (2) (103,387) (3,667,528)
Skandinaviska Enskilda Banken
AB, Class A (2) (423,493) (6,966,995)
SKF AB, Class B (2) (136,883) (2,773,055)
Svenska Cellulosa AB SCA, Class
B (2) (73,033) (963,611)
Swedish Orphan Biovitrum AB (2) (21,375) (612,527)
Trelleborg AB, Class B (2) (68,139) (2,534,201)
(42,414,368)
Switzerland - ( 5 .4 ) %
Avolta AG (2) (53,861) (2,359,357)
Bachem Holding AG, Class B (2) (28,205) (1,665,911)
Baloise Holding AG (Registered)
(2) (1,464) (307,257)
INVESTMENTS SHARES VALUE ($)
Switzerland - (5.4)% (continued)
Barry Callebaut AG (Registered)
(2) (6,170) (8,171,631)
BKW AG (2) (2,573) (450,028)
Chocoladefabriken Lindt &
Spruengli AG (2) (787) (10,639,803)
Clariant AG (Registered) (2) (172,396) (1,868,328)
EMS-Chemie Holding AG
(Registered) (2) (3,141) (2,140,052)
Galenica AG (2)(b) (29,686) (2,671,225)
Geberit AG (Registered) (2) (4,471) (2,801,022)
Georg Fischer AG (Registered) (2) (60,210) (4,406,704)
Partners Group Holding AG (2) (7,490) (10,659,784)
Sandoz Group AG (2) (62,223) (2,609,262)
SIG Group AG (2) (304,041) (5,621,531)
Sonova Holding AG (Registered)
(2) (15,639) (4,566,282)
Straumann Holding AG
(Registered) (2) (23,558) (2,852,025)
Swatch Group AG (The) (2) (35,126) (6,057,358)
Swisscom AG (Registered) (2) (10,194) (5,874,310)
Tecan Group AG (Registered) (2) (6,100) (1,160,701)
Temenos AG (Registered) (2) (16,862) (1,309,201)
UBS Group AG (Registered) (2) (103,893) (3,191,032)
VAT Group AG (2)(b) (9,393) (3,385,821)
(84,768,625)
United Kingdom - ( 4 .8 ) %
Admiral Group plc (2) (37,131) (1,370,881)
Ashtead Group plc (2) (36,840) (1,991,820)
AstraZeneca plc (2) (18,582) (2,728,671)
BAE Systems plc (2) (75,252) (1,519,526)
Barratt Redrow plc (2) (406,868) (2,238,120)
Berkeley Group Holdings plc (2) (46,775) (2,177,007)
Bunzl plc (2) (28,730) (1,105,140)
Croda International plc (2) (29,408) (1,117,260)
Diageo plc (2) (103,993) (2,717,612)
Diploma plc (2) (28,279) (1,415,627)
Halma plc (2) (114,663) (3,847,128)
Harbour Energy plc (2) (310,522) (844,423)
Howden Joinery Group plc (2) (52,778) (493,595)
Informa plc (2) (130,635) (1,309,864)
J Sainsbury plc (2) (440,250) (1,341,919)
JD Sports Fashion plc (2) (1,932,526) (1,708,808)
Legal & General Group plc (2) (501,885) (1,582,764)
Melrose Industries plc (2) (121,749) (751,535)
National Grid plc (2) (343,953) (4,486,602)
Next plc (2) (5,810) (837,077)
Pennon Group plc (2) (55,594) (322,047)
Persimmon plc (2) (84,448) (1,306,159)
Reckitt Benckiser Group plc (2) (14,643) (990,167)
Rentokil Initial plc (2) (325,073) (1,475,228)
RS GROUP plc (2) (83,972) (611,368)
Sage Group plc (The) (2) (98,048) (1,539,386)
Severn Trent plc (2) (70,724) (2,315,350)
Smith & Nephew plc (2) (106,546) (1,498,308)
Spectris plc (2) (46,445) (1,401,442)
Spirax Group plc (2) (15,889) (1,280,872)
SSE plc (2) (336,555) (6,932,486)
Taylor Wimpey plc (2) (700,711) (984,494)
Unilever plc (2) (208,638) (12,448,821)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (4.8)% (continued)
United Utilities Group plc (2) (63,151) (823,992)
Wise plc, Class A (2) (269,263) (3,305,176)
WPP plc (2) (278,441) (2,115,881)
(74,936,556)
United States - ( 102 .0 ) %
10X Genomics, Inc., Class A (37,099) (323,874)
A O Smith Corp. (39,734) (2,597,014)
AAON, Inc. (40,170) (3,138,482)
AbbVie, Inc. (6,883) (1,442,126)
Acadia Healthcare Co., Inc. (47,154) (1,429,709)
Advance Auto Parts, Inc. (39,772) (1,559,460)
Advanced Drainage Systems, Inc. (24,381) (2,648,996)
Advanced Micro Devices, Inc. (14,243) (1,463,326)
Affirm Holdings, Inc., Class A (30,660) (1,385,525)
Aflac, Inc. (27,545) (3,062,729)
AGCO Corp. (62,067) (5,745,542)
Air Lease Corp., Class A (40,278) (1,945,830)
Air Products and Chemicals, Inc. (44,178) (13,028,976)
Akamai Technologies, Inc. (36,162) (2,911,041)
Albemarle Corp. (22,735) (1,637,375)
ALLETE, Inc. (4,530) (297,621)
Alliant Energy Corp. (145,246) (9,346,580)
Alphabet, Inc., Class A (57,166) (8,840,150)
Amentum Holdings, Inc. (69,566) (1,266,101)
Ameren Corp. (54,905) (5,512,462)
American Airlines Group, Inc. (294,252) (3,104,359)
American Express Co. (4,716) (1,268,840)
American Homes 4 Rent, Class
A, REIT (73,158) (2,766,104)
American Tower Corp., REIT (4,696) (1,021,850)
American Water Works Co., Inc. (27,349) (4,034,524)
AMETEK, Inc. (18,094) (3,114,701)
Amgen, Inc. (4,257) (1,326,268)
Analog Devices, Inc. (9,192) (1,853,751)
APA Corp. (17,611) (370,183)
API Group Corp. (44,016) (1,574,012)
Apollo Global Management, Inc. (27,009) (3,698,612)
Apple, Inc. (25,343) (5,629,441)
AppLovin Corp., Class A (4,368) (1,157,389)
AptarGroup, Inc. (3,764) (558,502)
Aramark (82,963) (2,863,883)
Arch Capital Group Ltd. (25,188) (2,422,582)
Archer-Daniels-Midland Co. (72,925) (3,501,129)
Armstrong World Industries, Inc. (11,354) (1,599,552)
Arthur J Gallagher & Co. (25,205) (8,701,774)
ASGN, Inc. (13,153) (828,902)
ATI, Inc. (12,429) (646,681)
Automatic Data Processing, Inc. (8,484) (2,592,117)
AutoZone, Inc. (2,584) (9,852,224)
AvalonBay Communities, Inc.,
REIT (25,467) (5,465,728)
Avantor, Inc. (226,153) (3,665,940)
Avery Dennison Corp. (10,790) (1,920,296)
Avient Corp. (79,008) (2,935,937)
Axon Enterprise, Inc. (769) (404,456)
AZEK Co., Inc. (The), Class A (10,477) (512,221)
Azenta, Inc. (68,528) (2,373,810)
Ball Corp. (11,963) (622,913)
Baxter International, Inc. (167,281) (5,726,029)
INVESTMENTS SHARES VALUE ($)
United States - (102.0)% (continued)
Belden, Inc. (31,684) (3,176,321)
Bentley Systems, Inc., Class B (101,581) (3,996,197)
BILL Holdings, Inc. (53,810) (2,469,341)
Bio-Techne Corp. (104,326) (6,116,633)
Blackbaud, Inc. (17,110) (1,061,676)
Blackstone, Inc. (31,273) (4,371,340)
Block, Inc., Class A (68,828) (3,739,425)
Blue Owl Capital, Inc., Class A (267,822) (5,367,153)
Boeing Co. (The) (25,343) (4,322,249)
Boston Scientific Corp. (44,621) (4,501,366)
Brink's Co. (The) (14,892) (1,283,095)
Brown & Brown, Inc. (62,413) (7,764,177)
Brown-Forman Corp., Class B (84,598) (2,871,256)
BRP, Inc. (59,290) (2,001,946)
Brunswick Corp. (34,861) (1,877,265)
Builders FirstSource, Inc. (11,873) (1,483,413)
BWX Technologies, Inc. (23,913) (2,359,017)
BXP, Inc., REIT (111,545) (7,494,709)
Cabot Corp. (16,226) (1,349,030)
Cadence Bank (44,115) (1,339,331)
Cadence Design Systems, Inc. (22,294) (5,670,033)
Caesars Entertainment, Inc. (125,364) (3,134,100)
Capri Holdings Ltd. (152,216) (3,003,222)
Cardinal Health, Inc. (21,096) (2,906,396)
Carlisle Cos., Inc. (3,262) (1,110,711)
Carpenter Technology Corp. (5,894) (1,067,875)
Carrier Global Corp. (58,523) (3,710,358)
Carvana Co., Class A (17,342) (3,625,865)
Casey's General Stores, Inc. (30,862) (13,395,342)
Caterpillar, Inc. (8,776) (2,894,325)
Cava Group, Inc. (35,795) (3,093,046)
Cboe Global Markets, Inc. (31,655) (7,163,210)
CCC Intelligent Solutions Holdings,
Inc. (216,587) (1,955,781)
CDW Corp. (20,011) (3,206,963)
Celanese Corp., Class A (105,195) (5,971,920)
CenterPoint Energy, Inc. (279,306) (10,119,256)
Certara, Inc. (121,175) (1,199,633)
Charles River Laboratories
International, Inc. (16,700) (2,513,684)
Chart Industries, Inc. (6,867) (991,320)
Charter Communications, Inc.,
Class A (9,546) (3,517,987)
Chemed Corp. (1,845) (1,135,265)
Chemours Co. (The) (102,219) (1,383,023)
Chevron Corp. (29,294) (4,900,593)
Choice Hotels International, Inc. (60,179) (7,990,568)
Chord Energy Corp. (18,648) (2,102,003)
Church & Dwight Co., Inc. (2,694) (296,582)
Churchill Downs, Inc. (44,318) (4,922,400)
Cintas Corp. (8,684) (1,784,823)
Clarivate plc (558,261) (2,193,966)
Clean Harbors, Inc. (3,817) (752,331)
Clearway Energy, Inc., Class C (107,266) (3,246,942)
CMS Energy Corp. (43,543) (3,270,515)
Coca-Cola Co. (The) (19,970) (1,430,251)
Cognex Corp. (101,090) (3,015,515)
Cognizant Technology Solutions
Corp., Class A (43,701) (3,343,127)
Coherent Corp. (7,434) (482,764)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (102.0)% (continued)
Coinbase Global, Inc., Class A (4,604) (792,947)
Columbia Sportswear Co. (18,569) (1,405,488)
Comerica, Inc. (89,573) (5,290,181)
Commercial Metals Co. (17,992) (827,812)
Conagra Brands, Inc. (77,195) (2,058,791)
Confluent, Inc., Class A (92,944) (2,178,607)
Constellation Brands, Inc., Class A (15,227) (2,794,459)
Constellation Energy Corp. (15,912) (3,208,337)
Copart, Inc. (68,835) (3,895,373)
Core & Main, Inc., Class A (56,768) (2,742,462)
Corning, Inc. (24,925) (1,141,067)
Corteva, Inc. (118,767) (7,474,007)
CoStar Group, Inc. (22,978) (1,820,547)
Coty, Inc., Class A (234,790) (1,284,301)
Crane NXT Co. (110,045) (5,656,313)
Credit Acceptance Corp. (1,277) (659,379)
Crocs, Inc. (9,605) (1,020,051)
Crowdstrike Holdings, Inc., Class A (12,311) (4,340,612)
Crown Castle, Inc., REIT (14,195) (1,479,545)
CSL Ltd. (2) (23,802) (3,746,179)
CSX Corp. (64,776) (1,906,358)
CubeSmart, REIT (61,934) (2,645,201)
DaVita, Inc. (14,358) (2,196,343)
Dayforce, Inc. (16,798) (979,827)
Deckers Outdoor Corp. (34,573) (3,865,607)
Dell Technologies, Inc., Class C (5,877) (535,689)
Dick's Sporting Goods, Inc. (6,974) (1,405,679)
Digital Realty Trust, Inc., REIT (19,220) (2,754,034)
Dollar General Corp. (15,371) (1,351,572)
Dollar Tree, Inc. (54,220) (4,070,295)
Domino's Pizza, Inc. (9,241) (4,245,777)
Dover Corp. (5,219) (916,874)
Dropbox, Inc., Class A (156,111) (4,169,725)
Duke Energy Corp. (49,993) (6,097,646)
Duolingo, Inc., Class A (5,638) (1,750,825)
Dynatrace, Inc. (64,683) (3,049,803)
EastGroup Properties, Inc., REIT (3,960) (697,554)
Eastman Chemical Co. (81,193) (7,153,915)
eBay, Inc. (50,590) (3,426,461)
Elanco Animal Health, Inc. (70,456) (739,788)
elf Beauty, Inc. (77,494) (4,865,848)
Emerson Electric Co. (45,159) (4,951,233)
Enovis Corp. (13,029) (497,838)
Ensign Group, Inc. (The) (23,050) (2,982,670)
Entegris, Inc. (87,377) (7,643,740)
Entergy Corp. (61,395) (5,248,659)
Envista Holdings Corp. (35,916) (619,910)
Equifax, Inc. (6,848) (1,667,899)
Equinix, Inc., REIT (3,068) (2,501,494)
Equity Residential, REIT (35,367) (2,531,570)
Erie Indemnity Co., Class A (25,688) (10,764,556)
Esab Corp. (28,511) (3,321,532)
Essential Utilities, Inc. (151,044) (5,970,769)
Essex Property Trust, Inc., REIT (2,276) (697,753)
Estee Lauder Cos., Inc. (The),
Class A (28,996) (1,913,736)
Everus Construction Group, Inc. (18,494) (685,942)
ExlService Holdings, Inc. (44,718) (2,111,137)
Expand Energy Corp. (17,885) (1,990,958)
INVESTMENTS SHARES VALUE ($)
United States - (102.0)% (continued)
Expeditors International of
Washington, Inc. (23,632) (2,841,748)
Experian plc (2) (6,701) (310,493)
Exxon Mobil Corp. (21,346) (2,538,680)
FactSet Research Systems, Inc. (13,086) (5,949,419)
Fastenal Co. (43,246) (3,353,727)
Ferrovial SE (2) (132,606) (5,931,166)
Fifth Third Bancorp (88,293) (3,461,086)
First Citizens BancShares, Inc.,
Class A (5,025) (9,316,953)
First Financial Bankshares, Inc. (20,084) (721,417)
First Hawaiian, Inc. (17,758) (434,006)
First Solar, Inc. (23,501) (2,971,231)
FirstCash Holdings, Inc. (6,509) (783,163)
FirstEnergy Corp. (37,665) (1,522,419)
Fiserv, Inc. (61,260) (13,528,046)
Five9, Inc. (61,235) (1,662,530)
Flagstar Financial, Inc. (86,935) (1,010,185)
Flex Ltd. (65,903) (2,180,071)
Floor & Decor Holdings, Inc., Class
A (24,202) (1,947,535)
Flowers Foods, Inc. (91,728) (1,743,749)
Fluor Corp. (14,185) (508,107)
FNB Corp. (87,220) (1,173,109)
Ford Motor Co. (287,535) (2,883,976)
Fortive Corp. (44,019) (3,221,310)
Fortrea Holdings, Inc. (32,707) (246,938)
Fortune Brands Innovations, Inc. (30,701) (1,869,077)
Franklin Resources, Inc. (143,520) (2,762,760)
FTI Consulting, Inc. (2,670) (438,094)
Gaming and Leisure Properties,
Inc., REIT (44,558) (2,268,002)
GATX Corp. (22,195) (3,446,218)
GE HealthCare Technologies, Inc. (16,731) (1,350,359)
Generac Holdings, Inc. (17,338) (2,195,858)
General Mills, Inc. (35,579) (2,127,268)
Gentex Corp. (168,188) (3,918,780)
Genuine Parts Co. (14,855) (1,769,825)
Glacier Bancorp, Inc. (89,883) (3,974,626)
GLOBALFOUNDRIES, Inc. (17,763) (655,632)
Globant SA (5,102) (600,607)
Globus Medical, Inc., Class A (9,157) (670,292)
GoDaddy, Inc., Class A (15,518) (2,795,413)
Goldman Sachs Group, Inc. (The) (10,775) (5,886,275)
Goodyear Tire & Rubber Co. (The) (84,860) (784,106)
Graco, Inc. (26,126) (2,181,782)
Graphic Packaging Holding Co. (172,671) (4,482,539)
Grocery Outlet Holding Corp. (198,585) (2,776,218)
GXO Logistics, Inc. (60,566) (2,366,919)
H&R Block, Inc. (28,942) (1,589,205)
Haleon plc (2) (2,045,793) (10,331,679)
Hamilton Lane, Inc., Class A (29,631) (4,405,241)
Harley-Davidson, Inc. (69,477) (1,754,294)
Healthcare Realty Trust, Inc., REIT (42,149) (712,318)
Healthpeak Properties, Inc., REIT (178,356) (3,606,358)
HEICO Corp. (15,650) (4,181,524)
Henry Schein, Inc. (27,539) (1,886,146)
Hershey Co. (The) (85,829) (14,679,334)
Highwoods Properties, Inc., REIT (92,086) (2,729,429)
Hilton Grand Vacations, Inc. (129,561) (4,846,877)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (102.0)% (continued)
Hologic, Inc. (54,318) (3,355,223)
Home BancShares, Inc. (96,104) (2,716,860)
Home Depot, Inc. (The) (29,525) (10,820,617)
Honeywell International, Inc. (61,942) (13,116,219)
Hormel Foods Corp. (74,619) (2,308,712)
Host Hotels & Resorts, Inc., REIT (44,300) (629,503)
Houlihan Lokey, Inc., Class A (14,532) (2,346,918)
HP, Inc. (68,492) (1,896,543)
Hubbell, Inc., Class B (4,232) (1,400,411)
Huntington Ingalls Industries, Inc. (13,273) (2,708,223)
Hyatt Hotels Corp., Class A (56,643) (6,938,768)
IDACORP, Inc. (14,709) (1,709,480)
IDEX Corp. (20,191) (3,653,965)
Independence Realty Trust, Inc.,
REIT (147,926) (3,140,469)
Informatica, Inc., Class A (36,103) (629,997)
Ingersoll Rand, Inc. (96,948) (7,758,748)
Insperity, Inc. (9,721) (867,405)
Inspire Medical Systems, Inc. (7,656) (1,219,448)
Insulet Corp. (8,940) (2,347,733)
Intel Corp. (52,509) (1,192,479)
Intercontinental Exchange, Inc. (29,089) (5,017,853)
International Paper Co. (97,590) (5,206,427)
Intuitive Surgical, Inc. (12,419) (6,150,758)
Invitation Homes, Inc., REIT (45,680) (1,591,948)
Ionis Pharmaceuticals, Inc. (295,379) (8,911,584)
Iridium Communications, Inc. (63,892) (1,745,529)
Iron Mountain, Inc., REIT (28,857) (2,482,856)
J M Smucker Co. (The) (24,577) (2,910,163)
Jack Henry & Associates, Inc. (29,554) (5,396,560)
James Hardie Industries plc,
CHESS (2) (17,553) (418,890)
Jefferies Financial Group, Inc. (13,550) (725,874)
KB Home (19,781) (1,149,672)
Kenvue, Inc. (354,401) (8,498,536)
KeyCorp (242,735) (3,881,333)
Kimberly-Clark Corp. (31,090) (4,421,620)
Kimco Realty Corp., REIT (77,812) (1,652,727)
Kinsale Capital Group, Inc. (14,472) (7,043,667)
Kite Realty Group Trust, REIT (74,637) (1,669,630)
KKR & Co., Inc. (49,143) (5,681,422)
Knife River Corp. (33,257) (3,000,114)
Knight-Swift Transportation
Holdings, Inc., Class A (48,871) (2,125,400)
Kohl's Corp. (108,097) (884,233)
Kroger Co. (The) (47,805) (3,235,920)
L3Harris Technologies, Inc. (10,491) (2,195,871)
Lam Research Corp. (14,255) (1,036,339)
Lamb Weston Holdings, Inc. (34,062) (1,815,505)
Lancaster Colony Corp. (1,650) (288,750)
Landstar System, Inc. (12,162) (1,826,732)
Lattice Semiconductor Corp. (24,135) (1,265,881)
Leggett & Platt, Inc. (118,250) (935,358)
Lennar Corp., Class A (21,124) (2,424,613)
Lennox International, Inc. (4,591) (2,574,771)
Linde plc (8,643) (4,024,527)
Lithia Motors, Inc., Class A (3,007) (882,675)
Live Nation Entertainment, Inc. (25,520) (3,332,402)
LKQ Corp. (30,555) (1,299,810)
Lowe's Cos., Inc. (10,116) (2,359,355)
INVESTMENTS SHARES VALUE ($)
United States - (102.0)% (continued)
LPL Financial Holdings, Inc. (4,631) (1,514,985)
Lucid Group, Inc. (961,167) (2,326,024)
Lumentum Holdings, Inc. (94,179) (5,871,119)
M&T Bank Corp. (6,880) (1,229,800)
MACOM Technology Solutions
Holdings, Inc. (11,476) (1,151,961)
Madison Square Garden Sports
Corp., Class A (1,738) (338,423)
Markel Group, Inc. (1,480) (2,767,023)
Marriott Vacations Worldwide Corp. (18,129) (1,164,607)
Marsh & McLennan Cos., Inc. (7,484) (1,826,321)
Martin Marietta Materials, Inc. (13,236) (6,328,529)
Masimo Corp. (26,880) (4,478,208)
Mastercard, Inc., Class A (2,555) (1,400,447)
Match Group, Inc. (94,693) (2,954,422)
McDonald's Corp. (54,565) (17,044,468)
McKesson Corp. (4,031) (2,712,823)
Meta Platforms, Inc., Class A (4,847) (2,793,617)
Mettler-Toledo International, Inc. (624) (736,888)
Microchip Technology, Inc. (126,877) (6,142,116)
Micron Technology, Inc. (63,052) (5,478,588)
Microsoft Corp. (34,596) (12,986,992)
MicroStrategy, Inc., Class A (15,404) (4,440,511)
Mid-America Apartment
Communities, Inc., REIT (43,081) (7,219,514)
MKS Instruments, Inc. (17,638) (1,413,686)
Moderna, Inc. (73,089) (2,072,073)
Mohawk Industries, Inc. (8,219) (938,445)
Mondelez International, Inc., Class
A (142,815) (9,689,998)
MongoDB, Inc., Class A (10,732) (1,882,393)
Monolithic Power Systems, Inc. (1,030) (597,379)
Moody's Corp. (9,064) (4,221,014)
Morningstar, Inc. (5,625) (1,686,769)
Motorola Solutions, Inc. (9,524) (4,169,702)
MSA Safety, Inc. (9,190) (1,348,081)
Murphy USA, Inc. (10,475) (4,921,260)
National Storage Affiliates Trust,
REIT (106,166) (4,182,940)
nCino, Inc. (177,530) (4,876,749)
Neogen Corp. (615,623) (5,337,451)
Netflix, Inc. (2,381) (2,220,354)
New Fortress Energy, Inc. (188,064) (1,562,812)
New Jersey Resources Corp. (35,188) (1,726,323)
NewMarket Corp. (592) (335,338)
NextEra Energy, Inc. (67,788) (4,805,491)
NIKE, Inc., Class B (208,395) (13,228,915)
Nordson Corp. (14,372) (2,899,120)
Novanta, Inc. (22,124) (2,828,996)
NRG Energy, Inc. (6,241) (595,766)
Nucor Corp. (10,746) (1,293,174)
nVent Electric plc (50,645) (2,654,811)
NVR, Inc. (336) (2,434,115)
OGE Energy Corp. (19,369) (890,199)
Old Dominion Freight Line, Inc. (6,085) (1,006,763)
Old National Bancorp (398,871) (8,452,076)
Ollie's Bargain Outlet Holdings,
Inc. (20,556) (2,391,896)
ON Semiconductor Corp. (65,922) (2,682,366)
ONE Gas, Inc. (8,783) (663,907)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (102.0)% (continued)
ONEOK, Inc. (108,673) (10,782,535)
Onto Innovation, Inc. (10,232) (1,241,551)
Option Care Health, Inc. (86,281) (3,015,521)
Ormat Technologies, Inc. (47,588) (3,367,803)
Otis Worldwide Corp. (33,426) (3,449,563)
PACCAR, Inc. (9,394) (914,694)
Palantir Technologies, Inc., Class A (16,900) (1,426,360)
Parker-Hannifin Corp. (8,811) (5,355,766)
Paychex, Inc. (65,312) (10,076,335)
Paycom Software, Inc. (12,174) (2,659,776)
Penn Entertainment, Inc. (170,163) (2,775,359)
Performance Food Group Co. (15,759) (1,239,130)
Permian Resources Corp., Class A (286,477) (3,967,706)
Perrigo Co. plc (96,839) (2,715,366)
Phillips 66 (17,938) (2,214,984)
Planet Fitness, Inc., Class A (57,541) (5,559,036)
Plug Power, Inc. (408,914) (552,034)
Pool Corp. (21,334) (6,791,679)
Post Holdings, Inc. (4,506) (524,318)
Power Integrations, Inc. (36,126) (1,824,363)
PPG Industries, Inc. (11,711) (1,280,598)
Premier, Inc., Class A (50,883) (981,024)
Procter & Gamble Co. (The) (88,217) (15,033,940)
Prudential Financial, Inc. (35,064) (3,915,948)
PTC, Inc. (24,591) (3,810,375)
Public Service Enterprise Group,
Inc. (41,033) (3,377,016)
Public Storage, REIT (37,877) (11,336,207)
PulteGroup, Inc. (34,001) (3,495,303)
Pure Storage, Inc., Class A (13,170) (583,036)
PVH Corp. (24,285) (1,569,782)
Qorvo, Inc. (40,293) (2,917,616)
Quanta Services, Inc. (18,538) (4,711,989)
QuantumScape Corp. (552,283) (2,297,497)
Quest Diagnostics, Inc. (74,070) (12,532,644)
Rambus, Inc. (21,708) (1,123,932)
Rayonier, Inc., REIT (49,878) (1,390,599)
Realty Income Corp., REIT (76,018) (4,409,804)
Regal Rexnord Corp. (10,232) (1,164,913)
Regency Centers Corp., REIT (7,272) (536,383)
Regions Financial Corp. (59,320) (1,289,024)
Reliance, Inc. (9,434) (2,724,068)
RenaissanceRe Holdings Ltd. (11,325) (2,718,000)
Repligen Corp. (24,632) (3,134,176)
Revvity, Inc. (73,864) (7,814,811)
Rexford Industrial Realty, Inc.,
REIT (80,902) (3,167,313)
RH (22,677) (5,315,716)
Rivian Automotive, Inc., Class A (232,417) (2,893,592)
RLI Corp. (19,132) (1,536,874)
Robinhood Markets, Inc., Class A (49,524) (2,061,189)
Rocket Cos., Inc., Class A (127,573) (1,539,806)
Rockwell Automation, Inc. (21,114) (5,455,435)
Roivant Sciences Ltd. (574,511) (5,796,816)
RPM International, Inc. (29,235) (3,381,905)
RTX Corp. (40,060) (5,306,348)
Ryan Specialty Holdings, Inc.,
Class A (96,644) (7,139,092)
Saia, Inc. (8,763) (3,062,055)
Salesforce, Inc. (7,570) (2,031,485)
INVESTMENTS SHARES VALUE ($)
United States - (102.0)% (continued)
Schneider National, Inc., Class B (80,721) (1,844,475)
Sealed Air Corp. (107,003) (3,092,387)
SEI Investments Co. (84,053) (6,525,034)
Sempra (33,239) (2,371,935)
Sensata Technologies Holding plc (105,479) (2,559,975)
Service Corp. International (24,725) (1,982,945)
SharkNinja, Inc. (20,245) (1,688,635)
Sherwin-Williams Co. (The) (17,100) (5,971,149)
Shift4 Payments, Inc., Class A (133,469) (10,905,752)
Silgan Holdings, Inc. (48,239) (2,465,978)
Simpson Manufacturing Co., Inc. (26,506) (4,163,562)
SoFi Technologies, Inc. (139,892) (1,626,944)
Solventum Corp. (14,532) (1,105,013)
Southern Co. (The) (86,793) (7,980,616)
SouthState Corp. (28,833) (2,676,279)
Southwest Airlines Co. (128,310) (4,308,650)
Southwest Gas Holdings, Inc. (27,042) (1,941,616)
Spire, Inc. (18,103) (1,416,560)
STAG Industrial, Inc., REIT (8,348) (301,530)
Starbucks Corp. (18,324) (1,797,401)
Stellantis NV (2) (247,763) (2,778,930)
Stryker Corp. (5,286) (1,967,714)
Sun Communities, Inc., REIT (65,979) (8,487,539)
Super Micro Computer, Inc. (70,075) (2,399,368)
Synaptics, Inc. (5,120) (326,246)
Synopsys, Inc. (14,571) (6,248,773)
Sysco Corp. (121,191) (9,094,173)
T. Rowe Price Group, Inc. (29,796) (2,737,359)
Take-Two Interactive Software, Inc. (4,499) (932,418)
Teledyne Technologies, Inc. (4,904) (2,440,770)
Tenaris SA (2) (98,876) (1,934,879)
Tesla, Inc. (10,256) (2,657,945)
Tetra Tech, Inc. (25,321) (740,639)
Texas Instruments, Inc. (31,486) (5,658,034)
The Campbell's Co. (8,206) (327,584)
Thor Industries, Inc. (115,329) (8,743,091)
Timken Co. (The) (38,414) (2,760,814)
T-Mobile US, Inc. (8,408) (2,242,498)
Toast, Inc., Class A (181,165) (6,009,243)
TopBuild Corp. (6,669) (2,033,712)
TPG, Inc. (125,533) (5,954,030)
Tractor Supply Co. (84,624) (4,662,782)
Trade Desk, Inc. (The), Class A (40,273) (2,203,739)
Tradeweb Markets, Inc., Class A (19,872) (2,950,197)
TransDigm Group, Inc. (2,040) (2,821,912)
TransUnion (31,194) (2,588,790)
Trex Co., Inc. (82,923) (4,817,826)
TXNM Energy, Inc. (76,391) (4,085,391)
Tyler Technologies, Inc. (5,608) (3,260,435)
UFP Industries, Inc. (5,095) (545,369)
U-Haul Holding Co. (21,483) (1,271,364)
U-Haul Holding Co. (573) (37,451)
UMB Financial Corp. (26,321) (2,661,053)
Under Armour, Inc., Class A (550,369) (3,439,806)
Union Pacific Corp. (15,831) (3,739,915)
United Bankshares, Inc. (21,231) (736,079)
United Rentals, Inc. (2,188) (1,371,220)
Unity Software, Inc. (28,602) (560,313)
Universal Display Corp. (9,116) (1,271,500)
US Bancorp (51,299) (2,165,844)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (102.0)% (continued)
UWM Holdings Corp., Class A (51,188) (279,486)
Vail Resorts, Inc. (9,914) (1,586,438)
Valaris Ltd. (67,496) (2,649,893)
Valmont Industries, Inc. (2,641) (753,662)
Valvoline, Inc. (111,711) (3,888,660)
Veralto Corp. (11,677) (1,137,924)
Verisk Analytics, Inc., Class A (18,926) (5,632,756)
Verizon Communications, Inc. (36,755) (1,667,207)
Vertex Pharmaceuticals, Inc. (11,117) (5,389,744)
Viatris, Inc. (36,509) (317,993)
VICI Properties, Inc., Class A,
REIT (317,180) (10,346,412)
Viking Therapeutics, Inc. (86,083) (2,078,904)
Virtu Financial, Inc., Class A (17,253) (657,684)
Vishay Intertechnology, Inc. (81,351) (1,293,481)
Vistra Corp. (12,164) (1,428,540)
Vontier Corp. (36,592) (1,202,047)
Vornado Realty Trust, REIT (97,540) (3,608,005)
Voya Financial, Inc. (33,213) (2,250,513)
Walmart, Inc. (118,888) (10,437,178)
Walt Disney Co. (The) (32,489) (3,206,664)
Warner Music Group Corp., Class
A (39,481) (1,237,729)
Waste Connections, Inc. (4,798) (936,522)
Watsco, Inc. (10,539) (5,356,974)
Wayfair, Inc., Class A (64,037) (2,051,105)
Webster Financial Corp. (26,279) (1,354,682)
Wells Fargo & Co. (12,847) (922,286)
Welltower, Inc., REIT (92,534) (14,177,134)
West Pharmaceutical Services,
Inc. (15,580) (3,488,050)
Western Alliance Bancorp (23,244) (1,785,837)
Western Digital Corp. (25,107) (1,015,076)
Westlake Corp. (30,272) (3,028,108)
WEX, Inc. (9,645) (1,514,458)
Weyerhaeuser Co., REIT (87,251) (2,554,709)
Whirlpool Corp. (8,674) (781,788)
White Mountains Insurance Group
Ltd. (1,340) (2,580,585)
WillScot Holdings Corp. (129,239) (3,592,844)
Wintrust Financial Corp. (27,837) (3,130,549)
Wolfspeed, Inc. (271,485) (830,744)
Workday, Inc., Class A (4,452) (1,039,676)
WW Grainger, Inc. (3,183) (3,144,263)
Wyndham Hotels & Resorts, Inc. (24,646) (2,230,709)
Wynn Resorts Ltd. (42,649) (3,561,192)
XPO, Inc. (37,054) (3,986,269)
Xylem, Inc. (43,357) (5,179,427)
(1,592,889,110)
Zambia - ( 0 .2 ) %
First Quantum Minerals Ltd. (218,607) (2,939,471)
TOTAL COMMON STOCKS
(Proceeds $(2,893,253,670))                                                     (2,647,311,344)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.7)%
Germany - ( 0 .7 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (147,503) (7,387,372)
Henkel AG & Co. KGaA
(Preference) (2) (27,824) (2,213,877)
Sartorius AG (Preference) (2) (7,229) (1,685,225)
TOTAL PREFERRED STOCKS
(Proceeds $(14,697,082))                                                     (11,286,474)
NO. OF
RIGHTS
RIGHTS - (0.0)% †
Belgium - ( 0 .0 ) % †
Elia Group SA/NV, expiring
4/3/2025 (13,079) (63,810)
Italy - 0 .0%
DiaSorin SpA, expiring 4/30/2025
(3) (2,772) –
TOTAL RIGHTS
(Cost $–) (63,810)
TOTAL SHORT POSITIONS
(Proceeds $(2,907,950,752)) (2,658,661,628)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.3%
(Cost $1,052,016,164) 1,473,011,690
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.7% ‡ 89,302,592
NET ASSETS - 100.0% 1,562,314,282

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2025 amounted to $2,805,378,751, which is inclusive of rehypothecated amounts disclosed below. In addition, $81,207,929 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $16,511,175, which represents 1.06% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at March 31, 2025 amounted to $395,474,777.
(d) Represents 7-day effective yield as of March 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended March 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 45,609,687 2 .9%
Consumer Discretionary 17,773,745 1 .1
Consumer Staples (112,988,779) ( 7 .2 )
Energy 70,275,087 4 .5
Financials 182,155,725 11 .6
Health Care 57,097,533 3 .6
Industrials 24,260,617 1 .6
Information Technology 5,551,097 0 .4
Materials (50,581,281) ( 3 .2 )
Real Estate (69,249,429) ( 4 .4 )
Utilities (4,510,918) ( 0 .3 )
Investment Companies 909,750,977 58 .2
U.S. Treasury Obligations 397,867,629 25 .5
Total Investments In Securities
At Value 1,473,011,690 94 .3
Other Assets in Excess of
Liabilities ‡ 89,302,592 5 .7
Net Assets
$ 1,562,314,282 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2025
Shares
Held At
3/31/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 57.7%
INVESTMENT COMPANIES - 57.7%
Limited Purpose
Cash Investment
Fund,
4.32% (a)
(Cost $901,884,224) $384,189,464 $1,019,869,584 $(502,076,873) $(803) $(30,805) $901,950,567 902,221,233 $5,897,945 $–
(a) Represents 7-day effective yield as of March 31, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

Schedule of Investments
March 31, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 23,500 USD 16,374 CITI 6/18/2025 $ 20
CAD 23,500 USD 16,374 JPMC 6/18/2025 20
USD 423,977 AUD 673,500 CITI 6/18/2025 2,870
USD 423,979 AUD 673,500 JPMC 6/18/2025 2,872
USD 9,311,570 EUR 8,513,500 CITI 6/18/2025 65,600
USD 9,311,617 EUR 8,513,500 JPMC 6/18/2025 65,646
USD 2,042,047 HKD 15,848,500 CITI 6/18/2025 1,674
USD 2,042,057 HKD 15,848,500 JPMC 6/18/2025 1,684
USD 10,345,649 JPY 1,525,000,000 CITI 6/18/2025 89,449
USD 10,345,701 JPY 1,525,000,000 JPMC 6/18/2025 89,501
USD 1,343,703 SGD 1,787,500 CITI 6/18/2025 7,861
USD 1,343,710 SGD 1,787,500 JPMC 6/18/2025 7,868
Total unrealized appreciation 335,065
EUR 4,506,000 USD 4,933,567 CITI 6/18/2025 (39,887)
EUR 4,506,000 USD 4,933,542 JPMC 6/18/2025 (39,862)
GBP 2,510,500 USD 3,246,955 CITI 6/18/2025 (4,252)
GBP 2,510,500 USD 3,246,939 JPMC 6/18/2025 (4,236)
JPY 970,000,000 USD 6,602,927 CITI 6/18/2025 (79,311)
JPY 970,000,000 USD 6,602,894 JPMC 6/18/2025 (79,278)
USD 139,314 AUD 224,500 CITI 6/18/2025 (1,055)
USD 139,314 AUD 224,500 JPMC 6/18/2025 (1,055)
USD 37,118,333 EUR 35,076,500 CITI 6/18/2025 (976,022)
USD 37,118,519 EUR 35,076,500 JPMC 6/18/2025 (975,836)
USD 3,163,230 GBP 2,509,500 CITI 6/18/2025 (78,181)
USD 3,163,246 GBP 2,509,500 JPMC 6/18/2025 (78,165)
USD 3,962,519 NOK 44,000,000 CITI 6/18/2025 (219,620)
USD 3,962,539 NOK 44,000,000 JPMC 6/18/2025 (219,600)
USD 363,429 SGD 487,500 CITI 6/18/2025 (892)
USD 363,430 SGD 487,500 JPMC 6/18/2025 (890)
Total unrealized depreciation (2,798,142)
Net unrealized depreciation $ (2,463,077)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2025 (Unaudited)
Total return basket swap contracts outstanding as of March 31, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
equity positions and pays or
receives the SONIA, which is
denominated in GBP based
on the local currencies of the
positions within the swap.
49 months
maturity
07/21/2025
$– $– $– $–
MSIP The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HONIX
plus or minus a specified
spread (-0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
49 months
maturity
07/22/2025
$260 $3 $(12) $(9)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 274.4%
COMMON STOCKS - 194.9%
Australia - 5 .2%
AGL Energy Ltd. (2)(a) 453,002 2,990,097
ANZ Group Holdings Ltd. (2)(a) 39,132 716,471
Aristocrat Leisure Ltd. (2)(a) 331,959 13,425,458
Aurizon Holdings Ltd. (2)(a) 1,271,746 2,472,303
BlueScope Steel Ltd. (2)(a) 794,309 10,638,929
Brambles Ltd. (2)(a) 503,006 6,354,588
CAR Group Ltd. (2)(a) 33,880 675,249
Coles Group Ltd. (2)(a) 225,116 2,755,591
Computershare Ltd. (2)(a) 588,464 14,505,071
Evolution Mining Ltd. (2)(a) 2,721,354 12,176,393
Harvey Norman Holdings Ltd. (2)
(a) 777,312 2,444,807
Incitec Pivot Ltd. (2)(a) 711,412 1,140,961
JB Hi-Fi Ltd. (2)(a) 288,001 16,833,712
Northern Star Resources Ltd. (2)
(a) 1,122,785 12,962,751
Orica Ltd. (2)(a) 243,080 2,598,080
Origin Energy Ltd. (2)(a) 519,047 3,434,725
Pro Medicus Ltd. (2)(a) 83,370 10,552,598
Qantas Airways Ltd. (2)(a) 1,758,799 10,027,161
QBE Insurance Group Ltd. (2)(a) 685,307 9,468,997
Qube Holdings Ltd. (2)(a) 301,867 747,413
SGH Ltd. (2)(a) 96,138 3,017,853
Sonic Healthcare Ltd. (2)(a) 209,537 3,402,227
South32 Ltd. (2)(a) 1,261,399 2,541,139
Suncorp Group Ltd. (2)(a) 59,867 725,090
Tabcorp Holdings Ltd. (2) 42,226 15,666
Technology One Ltd. (2)(a) 191,508 3,368,485
Telstra Group Ltd. (2)(a) 1,570,991 4,150,222
Westpac Banking Corp. (2)(a) 635,325 12,660,406
Whitehaven Coal Ltd. (2)(a) 2,125,482 7,312,167
Worley Ltd. (2)(a) 497,849 4,529,178
Yancoal Australia Ltd. (2)(a) 466,285 1,479,362
180,123,150
Belgium - 0 .4%
Ageas SA/NV (2)(a) 189,712 11,371,971
Anheuser-Busch InBev SA/NV (2)
(a) 3,657 224,838
KBC Group NV (2)(a) 24,632 2,245,048
Solvay SA (2)(a) 26,322 936,320
14,778,177
Brazil - 0 .2%
Wheaton Precious Metals Corp. 74,618 5,790,342
Canada - 4 .6%
Agnico Eagle Mines Ltd. (a) 11,761 1,274,214
Alamos Gold, Inc., Class A (a) 35,084 937,410
Atco Ltd., Class I (a) 58,288 2,030,086
AtkinsRealis Group, Inc. (a) 137,840 6,548,849
Bank of Nova Scotia (The) (a) 258,779 12,269,548
Barrick Gold Corp. (a) 383,179 7,439,645
Bombardier, Inc., Class B *(a) 42,345 2,382,890
Canadian Natural Resources Ltd.
(a) 281,402 8,658,824
Canadian Utilities Ltd., Class A (a) 28,705 738,046
CCL Industries, Inc., Class B (a) 106,086 5,181,741
INVESTMENTS SHARES VALUE ($)
Canada - 4.6% (continued)
Celestica, Inc. *(a) 89,453 7,056,534
Cenovus Energy, Inc. (a) 757,297 10,524,957
Descartes Systems Group, Inc.
(The) *(a) 12,472 1,255,563
Empire Co. Ltd., Class A (a) 210,821 7,068,631
Fairfax Financial Holdings Ltd. (a) 4,282 6,188,718
Finning International, Inc. (a) 137,865 3,879,055
Franco-Nevada Corp. (a) 14,371 2,260,233
George Weston Ltd. (a) 39,072 6,661,015
iA Financial Corp., Inc. (a) 36,996 3,513,341
Imperial Oil Ltd. (a) 32,546 2,350,965
Kinross Gold Corp. (a) 168,035 2,117,004
Loblaw Cos. Ltd. (a) 26,057 3,651,475
Magna International, Inc. (a) 132,659 4,508,774
Manulife Financial Corp. (a) 193,315 6,023,588
Metro, Inc., Class A (a) 10,941 760,825
Nutrien Ltd. (a) 16,090 798,546
Onex Corp. (a) 10,454 699,645
Pan American Silver Corp. (a) 116,791 3,016,658
Parkland Corp. (a) 98,678 2,469,950
Quebecor, Inc., Class B (a) 44,147 1,113,914
Shopify, Inc., Class A *(a) 99,106 9,428,172
Suncor Energy, Inc. (a) 312,323 12,093,144
TC Energy Corp. (a) 87,346 4,124,967
Toronto-Dominion Bank (The) (a) 36,507 2,187,553
West Fraser Timber Co. Ltd. (a) 49,614 3,810,733
Whitecap Resources, Inc. (a) 581,508 3,741,888
158,767,101
China - 0 .6%
BOC Hong Kong Holdings Ltd. (2) 256,500 1,038,549
Prosus NV (2)(a) 159,930 7,430,213
Wilmar International Ltd. (2) 691,900 1,715,666
Yangzijiang Shipbuilding Holdings
Ltd. (2) 6,944,700 12,188,143
22,372,571
Denmark - 2 .2%
AP Moller - Maersk A/S, Class B
(2)(a) 10,311 17,945,565
Danske Bank A/S (2)(a) 366,017 11,980,258
Demant A/S (2)*(a) 53,581 1,800,645
Genmab A/S (2)*(a) 16,421 3,199,146
ISS A/S (2)(a) 430,204 9,878,609
Jyske Bank A/S (Registered) (2)(a) 50,341 4,034,025
Pandora A/S (2)(a) 74,072 11,352,371
ROCKWOOL A/S, Class B (2)(a) 1,615 669,431
Royal Unibrew A/S (2)(a) 51,411 4,093,365
Vestas Wind Systems A/S (2)*(a) 764,007 10,569,656
75,523,071
Finland - 1 .1%
Elisa OYJ (a) 14,511 707,339
Fortum OYJ (2)(a) 375,992 6,157,058
Kone OYJ, Class B (2)(a) 46,203 2,549,282
Nokia OYJ (2)(a) 522,435 2,751,558
Nordea Bank Abp (2)(a) 1,347,360 17,233,337
Wartsila OYJ Abp (2)(a) 529,947 9,456,089
38,854,663

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 5 .3%
Accor SA (2)(a) 35,815 1,633,353
Alstom SA (2)*(a) 243,438 5,392,320
Amundi SA (2)(a)(b) 57,933 4,538,785
BNP Paribas SA (2)(a) 52,441 4,382,985
Bouygues SA (2)(a) 118,061 4,654,008
Carrefour SA (2)(a) 323,676 4,629,184
Cie de Saint-Gobain SA (2)(a) 54,703 5,449,340
Credit Agricole SA (2)(a) 98,699 1,797,018
Danone SA (2)(a) 14,750 1,128,158
Dassault Aviation SA (2)(a) 13,684 4,511,970
Eiffage SA (2)(a) 84,267 9,811,108
Engie SA (2)(a) 775,524 15,111,727
Forvia SE (2)(a) 74,820 613,972
Gaztransport Et Technigaz SA (2)
(a) 7,298 1,106,627
Hermes International SCA (2)(a) 2,328 6,125,247
Ipsen SA (2)(a) 6,523 751,323
Legrand SA (2)(a) 31,355 3,320,607
Orange SA (2)(a) 2,257,209 29,240,219
Renault SA (2)(a) 168,472 8,534,208
Rexel SA (2)(a) 27,713 746,891
Safran SA (2)(a) 31,311 8,243,668
SCOR SE (2)(a) 115,094 3,323,893
Societe Generale SA (2)(a) 804,412 36,290,174
SPIE SA (2)(a) 79,959 3,420,913
Valeo SE (2)(a) 579,920 5,444,555
Vinci SA (2)(a) 75,097 9,466,740
Vivendi SE (2)(a) 1,949,982 5,845,435
Worldline SA (2)*(a)(b) 92,080 565,689
186,080,117
Germany - 6 .0%
adidas AG (2)(a) 16,652 3,927,549
Allianz SE (Registered) (2)(a) 14,554 5,569,960
BASF SE (2)(a) 159,184 7,979,711
Bayer AG (Registered) (2)(a) 296,407 7,105,452
Commerzbank AG (2)(a) 794,814 18,189,306
Deutsche Bank AG (Registered)
(2)(a) 390,659 9,312,204
Deutsche Lufthansa AG
(Registered) (2)(a) 1,394,843 10,163,139
Evonik Industries AG (2)(a) 263,688 5,716,491
Freenet AG (a) 155,386 5,920,985
Fresenius Medical Care AG (2)(a) 160,296 7,976,329
GEA Group AG (2)(a) 20,067 1,219,852
Heidelberg Materials AG (2)(a) 45,717 7,880,588
Knorr-Bremse AG (2)(a) 12,418 1,130,099
LANXESS AG (2)(a) 82,693 2,515,436
Mercedes-Benz Group AG (2)(a) 306,790 18,122,616
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 15,634 9,876,326
Rheinmetall AG (2)(a) 18,844 26,964,312
RWE AG (a) 315,010 11,247,283
Scout24 SE (2)(a)(b) 52,156 5,461,907
Talanx AG (2)(a) 26,565 2,794,008
TeamViewer SE (2)*(a)(b) 315,011 4,112,223
thyssenkrupp AG (2)(a) 2,289,438 23,505,416
INVESTMENTS SHARES VALUE ($)
Germany - 6.0% (continued)
Zalando SE (2)*(a)(b) 388,998 13,492,517
210,183,709
Guatemala - 0 .1%
Millicom International Cellular SA,
SDR (3) 91,973 2,744,971
Hong Kong - 0 .1%
CLP Holdings Ltd. (2)(a) 237,000 1,929,365
HKT Trust & HKT Ltd. (2)(a) 558,000 745,444
WH Group Ltd. (2)(a)(b) 858,500 788,278
3,463,087
Ireland - 0 .1%
Aptiv plc *(a)(c) 45,780 2,723,910
Italy - 3 .8%
A2A SpA (2)(a) 390,479 941,076
Azimut Holding SpA (2)(a) 140,838 3,943,372
Banca Generali SpA (2)(a) 56,376 3,176,286
Banca Monte dei Paschi di Siena
SpA (2)(a) 1,802,164 14,333,047
Buzzi SpA (2)(a) 123,441 5,939,905
Enel SpA (a) 844,843 6,848,725
Eni SpA (2)(a) 576,310 8,913,517
Intesa Sanpaolo SpA (2)(a) 2,658,609 13,701,594
Italgas SpA (2)(a) 632,325 4,533,895
Leonardo SpA (2)(a) 282,390 13,752,070
Nexi SpA (2)*(a)(b) 128,065 683,035
Pirelli & C SpA (2)(a)(b) 1,665,157 9,911,769
Poste Italiane SpA (2)(a)(b) 1,009,262 18,005,553
Telecom Italia SpA (2)*(a) 10,600,269 3,580,771
UniCredit SpA (2)(a) 165,845 9,309,237
Unipol Assicurazioni SpA (2)(a) 870,889 13,941,127
131,514,979
Japan - 27 .4%
ABC-Mart, Inc. (2)(a) 223,900 4,177,375
AGC, Inc. (2)(a) 198,900 6,055,065
Air Water, Inc. (2)(a) 255,000 3,225,216
Aisin Corp. (2)(a) 153,200 1,673,387
Alfresa Holdings Corp. (2)(a) 231,200 3,272,645
Amada Co. Ltd. (2)(a) 69,500 676,902
ANA Holdings, Inc. (2)(a) 394,300 7,278,285
Asahi Group Holdings Ltd. (2)(a) 547,200 6,991,339
Asahi Intecc Co. Ltd. (2)(a) 228,400 3,689,491
Asahi Kasei Corp. (2)(a) 1,578,300 11,064,927
Asics Corp. (2)(a) 385,000 8,164,916
Astellas Pharma, Inc. (2)(a) 924,300 8,997,602
Bandai Namco Holdings, Inc. (2)(a) 378,200 12,687,655
BayCurrent, Inc. (2)(a) 61,200 2,652,047
Brother Industries Ltd. (2)(a) 318,000 5,757,831
Canon, Inc. (2)(a) 270,400 8,431,930
Capcom Co. Ltd. (2)(a) 209,000 5,158,446
Central Japan Railway Co. (2)(a) 843,600 16,090,953
Chubu Electric Power Co., Inc. (2)
(a) 1,112,900 12,066,310
Concordia Financial Group Ltd.
(2)(a) 381,300 2,531,462
Cosmo Energy Holdings Co. Ltd.
(2)(a) 17,300 743,973

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 27.4% (continued)
Cosmos Pharmaceutical Corp. (2)
(a) 39,400 1,973,300
CyberAgent, Inc. (2)(a) 398,600 3,033,182
Dai Nippon Printing Co. Ltd. (2)(a) 272,200 3,875,433
Dai-ichi Life Holdings, Inc. (2)(a) 300,800 2,296,767
Daiichi Sankyo Co. Ltd. (2)(a) 737,400 17,560,357
Ebara Corp. (2)(a) 383,200 5,832,526
FANUC Corp. (2)(a) 118,000 3,215,000
Fujikura Ltd. (2)(a) 237,100 8,780,973
Fujitsu Ltd. (2)(a) 271,500 5,403,093
Fukuoka Financial Group, Inc. (2)
(a) 203,000 5,402,122
GMO Payment Gateway, Inc. (2)(a) 31,100 1,654,797
Hikari Tsushin, Inc. (2)(a) 27,400 7,071,784
Hirose Electric Co. Ltd. (2)(a) 83,600 9,683,735
Hitachi Construction Machinery
Co. Ltd. (2)(a) 320,000 8,526,379
Honda Motor Co. Ltd. (2)(a) 2,721,300 24,626,609
Hoya Corp. (2)(a) 46,600 5,259,206
IHI Corp. (2)(a) 148,400 10,356,665
Iida Group Holdings Co. Ltd. (2)(a) 108,400 1,653,708
Inpex Corp. (2)(a) 1,805,900 25,049,270
Isetan Mitsukoshi Holdings Ltd.
(2)(a) 81,600 1,183,359
Japan Airlines Co. Ltd. (2)(a) 1,024,900 17,555,868
Japan Post Bank Co. Ltd. (2)(a) 1,819,900 18,478,500
Japan Post Holdings Co. Ltd. (2)(a) 933,900 9,364,606
Japan Post Insurance Co. Ltd. (2)
(a) 34,400 701,071
Kansai Paint Co. Ltd. (2)(a) 161,200 2,304,445
Keio Corp. (2)(a) 97,200 2,485,828
Keyence Corp. (2)(a) 8,900 3,499,571
Kinden Corp. (2)(a) 31,200 699,639
Kirin Holdings Co. Ltd. (2)(a) 695,600 9,638,351
Kobayashi Pharmaceutical Co. Ltd.
(2)(a) 39,800 1,507,751
Kobe Steel Ltd. (2)(a) 239,800 2,783,334
Komatsu Ltd. (2)(a) 292,300 8,559,458
Kuraray Co. Ltd. (2)(a) 373,400 4,601,212
Kurita Water Industries Ltd. (2)(a) 48,000 1,484,606
Kyushu Electric Power Co., Inc.
(2)(a) 487,300 4,255,990
Kyushu Railway Co. (2)(a) 95,200 2,324,665
Lixil Corp. (2)(a) 452,500 5,233,598
LY Corp. (2)(a) 1,954,700 6,618,922
Makita Corp. (2)(a) 268,800 8,906,280
Marubeni Corp. (2)(a) 389,800 6,253,100
Mazda Motor Corp. (2)(a) 700,300 4,480,772
Medipal Holdings Corp. (2)(a) 219,400 3,423,209
MISUMI Group, Inc. (2)(a) 605,400 10,076,696
Mitsubishi Electric Corp. (2)(a) 159,100 2,934,167
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 90,800 1,418,629
Mitsubishi Motors Corp. (2)(a) 1,611,600 4,443,739
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 1,560,000 21,268,757
Mitsui OSK Lines Ltd. (2)(a) 124,000 4,317,334
Mizuho Financial Group, Inc. (2)(a) 480,600 13,189,458
MS&AD Insurance Group
Holdings, Inc. (2)(a) 510,400 11,100,100
INVESTMENTS SHARES VALUE ($)
Japan - 27.4% (continued)
NGK Insulators Ltd. (2)(a) 916,600 11,293,419
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 882,100 16,067,304
Nippon Steel Corp. (2)(a) 133,300 2,852,763
Nippon Yusen KK (2)(a) 686,200 22,677,604
Nisshin Seifun Group, Inc. (2)(a) 324,800 3,750,930
Niterra Co. Ltd. (2)(a) 49,600 1,513,068
Nitto Denko Corp. (2)(a) 310,800 5,748,732
Nomura Holdings, Inc. (2)(a) 2,646,400 16,306,915
Obic Co. Ltd. (2)(a) 82,200 2,370,074
Oji Holdings Corp. (2)(a) 1,102,500 4,621,573
Oracle Corp. Japan (2)(a) 45,700 4,809,164
ORIX Corp. (2)(a) 170,700 3,564,029
Otsuka Corp. (2)(a) 353,200 7,647,282
Panasonic Holdings Corp. (2)(a) 1,423,200 16,978,069
Persol Holdings Co. Ltd. (2)(a) 7,597,300 12,658,652
Rakuten Group, Inc. (2)*(a) 949,500 5,447,249
Resonac Holdings Corp. (2)(a) 392,200 7,839,032
Ryohin Keikaku Co. Ltd. (2)(a) 751,100 20,518,922
Santen Pharmaceutical Co. Ltd.
(2)(a) 802,500 7,643,030
Sanwa Holdings Corp. (2)(a) 176,700 5,670,201
SCREEN Holdings Co. Ltd. (2)(a) 29,100 1,898,527
Seiko Epson Corp. (2)(a) 43,000 688,884
Sekisui Chemical Co. Ltd. (2)(a) 227,000 3,871,673
Shimamura Co. Ltd. (2)(a) 207,100 11,869,868
Shimizu Corp. (2)(a) 484,900 4,315,851
Shionogi & Co. Ltd. (2)(a) 462,500 6,981,307
Shizuoka Financial Group, Inc. (2)
(a) 319,800 3,496,232
Skylark Holdings Co. Ltd. (2)(a) 290,300 5,816,888
Socionext, Inc. (2)(a) 1,256,000 15,251,180
SoftBank Corp. (2)(a) 11,910,200 16,614,435
Sohgo Security Services Co. Ltd.
(2)(a) 579,000 4,355,385
Sojitz Corp. (2)(a) 396,100 8,730,142
Sompo Holdings, Inc. (2)(a) 206,500 6,288,172
Sony Group Corp. (2)(a) 619,500 15,675,212
Square Enix Holdings Co. Ltd. (2)
(a) 390,100 18,120,739
Stanley Electric Co. Ltd. (2)(a) 201,800 3,806,417
Subaru Corp. (2)(a) 748,900 13,412,173
Sumitomo Corp. (2)(a) 475,300 10,845,326
Sumitomo Electric Industries Ltd.
(2)(a) 531,600 8,872,362
Sumitomo Heavy Industries Ltd.
(2)(a) 55,400 1,134,846
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 353,600 9,092,686
Sundrug Co. Ltd. (2)(a) 123,000 3,447,753
Suntory Beverage & Food Ltd. (2)
(a) 66,000 2,177,450
Takeda Pharmaceutical Co. Ltd.
(2)(a) 464,200 13,758,322
TBS Holdings, Inc. (2)(a) 164,200 4,736,182
TIS, Inc. (2)(a) 62,800 1,737,858
Toho Co. Ltd. (2)(a) 52,500 2,608,712
Tohoku Electric Power Co., Inc.
(2)(a) 339,900 2,345,333
Tokyo Century Corp. (2)(a) 136,100 1,333,081

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 27.4% (continued)
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 3,542,800 10,198,661
Tokyo Electron Ltd. (2)(a) 120,700 16,551,904
Tokyo Gas Co. Ltd. (2)(a) 77,500 2,465,323
TOPPAN Holdings, Inc. (2)(a) 213,000 5,822,839
Toray Industries, Inc. (2)(a) 337,300 2,305,081
Tosoh Corp. (2)(a) 435,500 5,992,717
Toyo Suisan Kaisha Ltd. (2)(a) 83,000 4,912,202
Toyota Tsusho Corp. (2)(a) 118,200 1,991,417
Trend Micro, Inc. (2)(a) 212,400 14,338,697
USS Co. Ltd. (2)(a) 1,180,500 10,972,832
Welcia Holdings Co. Ltd. (2)(a) 310,200 4,476,748
Yamaha Corp. (2)(a) 255,100 1,979,658
Yokogawa Electric Corp. (2)(a) 290,000 5,659,640
Yokohama Rubber Co. Ltd. (The)
(2)(a) 199,200 4,593,245
Zensho Holdings Co. Ltd. (2)(a) 12,700 684,840
953,942,490
Luxembourg - 0 .4%
ArcelorMittal SA (2)(a) 444,918 12,852,156
Netherlands - 1 .9%
Aalberts NV (2)(a) 42,851 1,461,044
ABN AMRO Bank NV, CVA (2)(a)
(b) 610,123 12,856,134
Aegon Ltd. (2)(a) 400,573 2,630,897
Argenx SE (2)*(a) 8,681 5,122,625
JDE Peet's NV (2)(a) 72,821 1,592,124
Koninklijke Ahold Delhaize NV (2)
(a) 212,464 7,936,606
Koninklijke KPN NV (2)(a) 1,265,533 5,360,367
Koninklijke Philips NV (2)*(a) 208,344 5,304,047
Koninklijke Vopak NV (2)(a) 74,129 3,220,517
NN Group NV (2)(a) 357,568 19,897,148
SBM Offshore NV (2)(a) 95,571 2,036,509
67,418,018
New Zealand - 0 .3%
Xero Ltd. (2)*(a) 100,900 9,862,323
Norway - 0 .6%
DNB Bank ASA (2)(a) 116,118 3,055,376
Equinor ASA (2)(a) 426,048 11,251,395
Kongsberg Gruppen ASA (2)(a) 24,214 3,550,139
Norsk Hydro ASA (2)(a) 132,816 767,809
Telenor ASA (2)(a) 199,665 2,853,009
21,477,728
Portugal - 0 .2%
EDP SA 2,275,420 7,656,801
Singapore - 0 .5%
Grab Holdings Ltd., Class A *(a)(c) 1,822,088 8,254,059
Sea Ltd., ADR *(a)(c) 59,098 7,711,698
United Overseas Bank Ltd. (2) 89,100 2,514,091
18,479,848
South Korea - 0 .1%
Delivery Hero SE (2)*(a)(b) 131,600 3,155,456
INVESTMENTS SHARES VALUE ($)
Spain - 1 .7%
Acerinox SA (2)(a) 434,278 5,087,256
ACS Actividades de Construccion
y Servicios SA (2)(a) 79,921 4,574,142
Aena SME SA (2)(a)(b) 33,061 7,756,247
Banco Santander SA (2)(a) 2,583,305 17,403,503
Bankinter SA (2)(a) 160,546 1,784,498
Enagas SA (2)(a) 703,553 10,128,612
Endesa SA (a) 40,329 1,068,390
Grifols SA (2)*(a) 216,312 1,925,814
Mapfre SA (2)(a) 2,099,395 6,468,171
Repsol SA (2)(a) 327,022 4,342,044
60,538,677
Sweden - 2 .6%
AAK AB (2)(a) 88,830 2,479,329
Alfa Laval AB (2)(a) 145,652 6,244,848
Autoliv, Inc. (a)(c) 31,646 2,799,089
Boliden AB (2)(a) 51,454 1,688,342
Electrolux AB, Class B (2)*(a) 1,252,872 10,259,134
Essity AB, Class B (2)(a) 158,565 4,505,027
Evolution AB (2)(a)(b) 89,325 6,655,533
Getinge AB, Class B (2)(a) 131,603 2,836,541
Nibe Industrier AB, Class B (2)(a) 266,102 1,012,120
Skanska AB, Class B (2)*(a) 50,285 1,109,843
SKF AB, Class B (2)*(a) 96,408 1,953,089
SSAB AB, Class B (2)(a) 366,412 2,232,599
Svenska Handelsbanken AB, Class
A (2)(a) 470,717 5,319,815
Swedbank AB, Class A (2)(a) 254,706 5,800,799
Swedish Orphan Biovitrum AB
(2)*(a) 24,871 712,709
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 1,990,675 15,488,960
Telia Co. AB (a) 1,669,885 6,028,784
Trelleborg AB, Class B (2)(a) 145,255 5,402,272
Volvo AB, Class B (2)*(a) 240,279 7,049,391
89,578,224
Switzerland - 3 .6%
ABB Ltd. (Registered) (2)(a) 164,192 8,471,972
Adecco Group AG (Registered)
(2)(a) 215,272 6,473,376
Baloise Holding AG (Registered)
(2)(a) 4,719 990,401
Belimo Holding AG (Registered)
(2)(a) 5,040 3,107,232
DSM-Firmenich AG (2)(a) 72,794 7,206,469
Flughafen Zurich AG (Registered)
(2)(a) 7,068 1,676,738
Geberit AG (Registered) (2)(a) 5,120 3,207,612
Givaudan SA (Registered) (a) 2,201 9,448,850
Julius Baer Group Ltd. (2)(a) 73,322 5,082,390
Kuehne + Nagel International AG
(Registered) (2)(a) 10,803 2,494,745
Logitech International SA
(Registered) (2)(a) 206,493 17,497,228
Lonza Group AG (Registered) (2)
(a) 13,504 8,342,365
SGS SA (Registered) (2)(a) 42,604 4,245,011

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.6% (continued)
Swissquote Group Holding SA
(Registered) (2)(a) 2,021 872,945
TE Connectivity plc (a) 40,622 5,740,701
Ypsomed Holding AG (Registered)
(2)(a) 3,070 1,188,366
Zurich Insurance Group AG (2)(a) 58,039 40,511,694
126,558,095
United Kingdom - 7 .8%
Aberdeen Group plc (2)(a) 907,013 1,818,990
Auto Trader Group plc (2)(a)(b) 334,934 3,238,683
Aviva plc (2)(a) 719,237 5,183,612
B&M European Value Retail SA
(2)(a) 1,194,646 4,035,393
Barclays plc (2)(a) 4,361,976 16,401,179
Beazley plc (2)(a) 144,839 1,744,404
Bellway plc (2)(a) 109,049 3,360,451
British American Tobacco plc (2)(a) 197,877 8,117,781
BT Group plc (2)(a) 2,118,721 4,544,571
Burberry Group plc (2)(a) 534,952 5,388,493
Centrica plc (2)(a) 7,157,694 13,859,099
CK Hutchison Holdings Ltd. (2)(a) 1,164,500 6,564,215
Compass Group plc (2)(a) 131,138 4,337,560
DCC plc (2)(a) 38,701 2,586,460
easyJet plc (2)(a) 1,076,098 6,187,696
Flutter Entertainment plc *(a)(c) 43,640 9,668,442
Hiscox Ltd. (a) 282,840 4,296,617
HSBC Holdings plc (2)(a) 497,399 5,638,756
IMI plc (2)(a) 86,880 2,137,160
Imperial Brands plc (2)(a) 201,173 7,443,778
Inchcape plc (a) 78,402 678,548
InterContinental Hotels Group plc
(2)(a) 48,477 5,219,529
Intermediate Capital Group plc (2)
(a) 210,759 5,367,881
International Distribution Services
plc (a) 1,159,272 5,435,887
Intertek Group plc (2)(a) 33,997 2,210,632
ITV plc (2)(a) 5,567,262 5,720,840
Johnson Matthey plc (2)(a) 174,430 2,998,361
Kingfisher plc (2)(a) 443,103 1,459,585
Lloyds Banking Group plc (2)(a) 1,484,725 1,392,548
M&G plc (2)(a) 397,824 1,024,775
Marks & Spencer Group plc (2)(a) 1,957,855 9,039,130
NatWest Group plc (2)(a) 3,534,368 20,868,290
Ocado Group plc (2)*(a) 953,234 3,490,426
Pearson plc (2)(a) 198,677 3,142,964
Rightmove plc (2)(a) 947,105 8,432,212
Rolls-Royce Holdings plc (2)*(a) 1,517,778 14,751,842
Rotork plc (2)(a) 247,251 1,005,059
Smiths Group plc (2)(a) 27,904 700,195
St James's Place plc (2)(a) 133,495 1,696,974
Standard Chartered plc (2)(a) 535,251 7,942,790
Subsea 7 SA (2)(a) 87,777 1,403,470
Tate & Lyle plc (a) 104,357 697,606
TechnipFMC plc (a) 639,244 20,257,643
Tesco plc (2)(a) 2,323,309 9,995,539
Vodafone Group plc (2)(a) 16,822,169 15,806,465
INVESTMENTS SHARES VALUE ($)
United Kingdom - 7.8% (continued)
Weir Group plc (The) (2)(a) 110,374 3,334,324
270,626,855
United States - 118 .1%
3M Co. (a)(c) 169,821 24,939,912
Abbott Laboratories (a) 59,999 7,958,867
Abercrombie & Fitch Co., Class A
*(a)(c) 244,566 18,677,505
Acuity, Inc. (a) 21,576 5,682,040
Adobe, Inc. *(a) 108,762 41,713,490
ADT, Inc. (a) 598,633 4,872,873
AECOM (a) 42,893 3,977,468
AES Corp. (The) (a) 242,917 3,017,029
Agilent Technologies, Inc. (a) 35,253 4,123,896
Agree Realty Corp., REIT (a) 60,155 4,643,364
Airbnb, Inc., Class A *(a)(c) 288,001 34,404,599
Alaska Air Group, Inc. *(a)(c) 308,517 15,185,207
Albertsons Cos., Inc., Class A (a)
(c) 83,429 1,834,604
Alcoa Corp. (a)(c) 28,653 873,917
Alexandria Real Estate Equities,
Inc., REIT (a) 195,734 18,107,352
Align Technology, Inc. *(a) 51,279 8,146,182
Allegion plc (a) 76,841 10,024,677
ALLETE, Inc. (a) 15,076 990,493
Allison Transmission Holdings,
Inc. (a) 84,146 8,050,248
Ally Financial, Inc. (a) 72,255 2,635,140
Alnylam Pharmaceuticals, Inc. *(a)
(c) 30,939 8,354,149
Altria Group, Inc. (a)(c) 303,969 18,244,219
Amazon.com, Inc. *(a) 57,171 10,877,354
Amcor plc (a) 819,615 7,950,266
Amdocs Ltd. (a) 45,341 4,148,702
American Financial Group, Inc. (a)
(c) 53,690 7,051,645
American International Group, Inc.
(a)(c) 197,349 17,157,522
Ameriprise Financial, Inc. (a)(c) 19,498 9,439,177
Amphenol Corp., Class A (a) 235,633 15,455,168
Antero Resources Corp. *(a) 26,204 1,059,690
APA Corp. (a) 35,272 741,417
Apellis Pharmaceuticals, Inc. *(a)
(c) 227,563 4,976,803
AptarGroup, Inc. (a)(c) 5,647 837,902
Arista Networks, Inc. *(a)(c) 370,635 28,716,800
Ashland, Inc. (a)(c) 124,947 7,408,108
Associated Banc-Corp. (a) 291,516 6,567,855
Assurant, Inc. (a) 14,288 2,996,908
Assured Guaranty Ltd. (a)(c) 65,408 5,762,445
AT&T, Inc. (a) 867,023 24,519,410
Atlassian Corp., Class A *(a) 90,734 19,254,662
Atmos Energy Corp. (a)(c) 42,194 6,522,349
Autodesk, Inc. *(a) 47,171 12,349,368
AutoNation, Inc. *(a) 37,387 6,053,703
Avnet, Inc. (a)(c) 15,069 724,668
Axalta Coating Systems Ltd. *(a)(c) 33,437 1,109,105
Axis Capital Holdings Ltd. (a) 191,091 19,154,962
Baker Hughes Co., Class A (a)(c) 356,016 15,646,903
Bank of America Corp. (a) 379,187 15,823,474

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.1% (continued)
Bank of New York Mellon Corp.
(The) (a)(c) 47,505 3,984,244
Bank OZK (a) 145,316 6,313,980
Bath & Body Works, Inc. (a)(c) 376,108 11,403,595
Becton Dickinson & Co. (a)(c) 37,873 8,675,189
BellRing Brands, Inc. *(a) 73,245 5,453,823
Best Buy Co., Inc. (a)(c) 218,901 16,113,303
Biogen, Inc. *(a) 69,323 9,486,159
BioMarin Pharmaceutical, Inc. *(a)
(c) 181,758 12,848,473
BJ's Wholesale Club Holdings, Inc.
*(a)(c) 94,055 10,731,676
Black Hills Corp. (a) 61,663 3,739,861
BOK Financial Corp. (a) 41,946 4,368,676
Booking Holdings, Inc. (a)(c) 3,939 18,146,618
Booz Allen Hamilton Holding Corp.,
Class A (a) 162,544 16,998,852
Boston Scientific Corp. *(a) 31,200 3,147,456
BP plc (2)(a) 3,840,602 21,551,365
Bright Horizons Family Solutions,
Inc. *(a) 36,144 4,591,734
Brighthouse Financial, Inc. *(a) 53,577 3,106,930
Brink's Co. (The) (a)(c) 11,664 1,004,970
Bristol-Myers Squibb Co. (a) 166,968 10,183,378
Brixmor Property Group, Inc., REIT
(a) 124,421 3,303,378
Broadcom, Inc. (a) 43,488 7,281,196
Broadridge Financial Solutions,
Inc. (a) 28,573 6,927,810
Capital One Financial Corp. (a) 82,823 14,850,164
Cardinal Health, Inc. (a) 37,838 5,212,941
CarMax, Inc. *(a)(c) 151,430 11,799,426
Carnival Corp. *(a)(c) 352,724 6,888,700
CBRE Group, Inc., Class A *(a)(c) 39,762 5,200,074
Celsius Holdings, Inc. *(a)(c) 135,608 4,830,357
Centene Corp. *(a) 652,536 39,615,461
CF Industries Holdings, Inc. (a)(c) 101,170 7,906,436
Charles Schwab Corp. (The) (a) 244,510 19,140,243
Cheniere Energy, Inc. (a)(c) 53,806 12,450,708
Chewy, Inc., Class A *(a) 174,974 5,688,405
Chubb Ltd. (a)(c) 21,996 6,642,572
Cigna Group (The) (a)(c) 22,933 7,544,957
Cincinnati Financial Corp. (a) 79,409 11,730,297
Cirrus Logic, Inc. *(a) 46,176 4,601,669
Citigroup, Inc. (a)(c) 362,830 25,757,302
Citizens Financial Group, Inc. (a)
(c) 422,697 17,317,896
Clean Harbors, Inc. *(a) 5,665 1,116,572
Cleveland-Cliffs, Inc. *(a)(c) 76,134 625,821
Clorox Co. (The) (a) 74,611 10,986,470
Cloudflare, Inc., Class A *(a)(c) 58,308 6,570,729
CME Group, Inc. (a) 91,460 24,263,423
CNA Financial Corp. (a) 74,912 3,804,780
CNO Financial Group, Inc. (a) 63,680 2,652,272
Coca-Cola Co. (The) (a)(c) 36,057 2,582,402
Coca-Cola Consolidated, Inc. (a) 4,344 5,864,400
Coherent Corp. *(a)(c) 33,766 2,192,764
Colgate-Palmolive Co. (a) 123,592 11,580,570
Comcast Corp., Class A (a) 697,934 25,753,765
Comfort Systems USA, Inc. (a)(c) 50,670 16,332,461
INVESTMENTS SHARES VALUE ($)
United States - 118.1% (continued)
Commerce Bancshares, Inc. (a)(c) 17,814 1,108,565
Commvault Systems, Inc. *(a)(c) 62,004 9,781,751
Concentrix Corp. (a) 297,185 16,535,373
ConocoPhillips (a)(c) 229,606 24,113,222
Consolidated Edison, Inc. (a) 56,436 6,241,257
COPT Defense Properties, REIT
(a) 87,272 2,379,907
Corebridge Financial, Inc. (a) 420,316 13,269,376
Corpay, Inc. *(a)(c) 10,725 3,740,022
Costco Wholesale Corp. (a) 21,849 20,664,347
Crane Co. (a)(c) 14,608 2,237,653
CRH plc (a) 153,568 13,509,377
Crown Castle, Inc., REIT (a) 54,762 5,707,843
Crown Holdings, Inc. (a)(c) 179,509 16,022,973
Cummins, Inc. (a) 47,733 14,961,432
Curtiss-Wright Corp. (a) 23,850 7,566,890
CVS Health Corp. (a) 294,092 19,924,733
Danaher Corp. (a) 43,123 8,840,215
Darden Restaurants, Inc. (a) 4,454 925,363
Darling Ingredients, Inc. *(a)(c) 99,762 3,116,565
Datadog, Inc., Class A *(a) 61,517 6,103,102
Delta Air Lines, Inc. (a)(c) 389,599 16,986,516
DENTSPLY SIRONA, Inc. (a) 704,997 10,532,655
Devon Energy Corp. (a) 283,859 10,616,327
Dexcom, Inc. *(a)(c) 73,764 5,037,344
Docusign, Inc., Class A *(a)(c) 102,633 8,354,326
Dolby Laboratories, Inc., Class A
(a) 94,612 7,598,290
Dominion Energy, Inc. (a)(c) 278,036 15,589,479
Donaldson Co., Inc. (a) 53,036 3,556,594
DoorDash, Inc., Class A *(a)(c) 77,752 14,210,733
DoubleVerify Holdings, Inc. *(a)(c) 50,141 670,385
DraftKings, Inc., Class A *(a) 372,464 12,369,529
DT Midstream, Inc. (a)(c) 21,494 2,073,741
DTE Energy Co. (a) 110,267 15,246,618
DuPont de Nemours, Inc. (a)(c) 57,897 4,323,748
Dutch Bros, Inc., Class A *(a) 42,430 2,619,628
East West Bancorp, Inc. (a)(c) 55,342 4,967,498
Ecolab, Inc. (a)(c) 13,596 3,446,858
Edwards Lifesciences Corp. *(a) 93,832 6,800,943
Elastic NV *(a) 111,276 9,914,692
Electronic Arts, Inc. (a) 118,207 17,083,276
Element Solutions, Inc. (a)(c) 198,255 4,482,546
Elevance Health, Inc. (a)(c) 29,234 12,715,621
Eli Lilly & Co. (a) 7,363 6,081,175
EMCOR Group, Inc. (a)(c) 26,739 9,883,537
Encompass Health Corp. (a) 64,915 6,574,591
EnerSys (a) 34,952 3,200,904
Enphase Energy, Inc. *(a)(c) 68,655 4,260,043
EOG Resources, Inc. (a) 5,837 748,537
EPAM Systems, Inc. *(a) 11,900 2,009,196
EPR Properties, REIT (a) 104,631 5,504,637
Equitable Holdings, Inc. (a) 13,844 721,134
Equity LifeStyle Properties, Inc.,
REIT (a) 84,348 5,626,012
Essent Group Ltd. (a) 71,522 4,128,250
Etsy, Inc. *(a) 351,089 16,564,379
Euronet Worldwide, Inc. *(a)(c) 51,045 5,454,158
Evercore, Inc., Class A (a) 67,390 13,459,131
Everest Group Ltd. (a)(c) 3,903 1,418,077

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.1% (continued)
Evergy, Inc. (a)(c) 119,468 8,237,319
Eversource Energy (a)(c) 70,768 4,395,400
Exact Sciences Corp. *(a)(c) 74,976 3,245,711
Exelixis, Inc. *(a)(c) 320,192 11,821,489
Exelon Corp. (a) 103,546 4,771,400
Expedia Group, Inc. (a) 67,529 11,351,625
Extra Space Storage, Inc., REIT
(a)(c) 158,450 23,528,241
F5, Inc. *(a)(c) 8,870 2,361,815
Fair Isaac Corp. *(a) 514 947,898
Federal Realty Investment Trust,
REIT (a) 23,996 2,347,289
Federated Hermes, Inc., Class B
(a) 205,135 8,363,354
FedEx Corp. (a) 2,947 718,420
Ferguson Enterprises, Inc. (a) 61,947 9,925,768
Fidelity National Financial, Inc. (a) 168,420 10,960,774
Fidelity National Information
Services, Inc. (a)(c) 74,957 5,597,789
First American Financial Corp. (a) 39,060 2,563,508
First Hawaiian, Inc. (a)(c) 38,459 939,938
First Horizon Corp. (a) 426,444 8,281,542
Five Below, Inc. *(a)(c) 9,510 712,537
Flowserve Corp. (a) 256,618 12,533,223
FMC Corp. (a) 344,102 14,517,663
FNB Corp. (a)(c) 304,771 4,099,170
Fortinet, Inc. *(a)(c) 237,381 22,850,295
Freeport-McMoRan, Inc. (a) 76,550 2,898,183
Gap, Inc. (The) (a) 74,753 1,540,659
Garmin Ltd. (a) 90,055 19,553,642
Gartner, Inc. *(a) 6,947 2,915,934
Gates Industrial Corp. plc *(a) 395,231 7,276,203
GE Aerospace (a)(c) 100,259 20,066,839
GE Vernova, Inc. (a) 45,091 13,765,380
Gen Digital, Inc. (a)(c) 126,067 3,345,818
General Motors Co. (a) 850,657 40,006,399
Gilead Sciences, Inc. (a) 38,634 4,328,940
Gitlab, Inc., Class A *(a)(c) 133,544 6,276,568
Global Payments, Inc. (a) 93,773 9,182,252
Globe Life, Inc. (a) 48,665 6,410,154
GoDaddy, Inc., Class A *(a) 53,348 9,610,109
Goodyear Tire & Rubber Co. (The)
*(a)(c) 359,120 3,318,269
Graham Holdings Co., Class B (a) 5,004 4,808,143
GRAIL, Inc. * 110,384 2,819,207
Grand Canyon Education, Inc. *(a) 40,786 7,056,794
GSK plc (2)(a) 174,641 3,337,425
Guidewire Software, Inc. *(a)(c) 68,246 12,786,571
Halliburton Co. (a)(c) 321,963 8,168,201
Hancock Whitney Corp. (a)(c) 46,345 2,430,795
Hanover Insurance Group, Inc.
(The) (a)(c) 12,051 2,096,271
Hartford Insurance Group, Inc.
(The) (a) 14,838 1,835,906
Hasbro, Inc. (a) 54,437 3,347,331
Hayward Holdings, Inc. *(a)(c) 237,891 3,311,443
HCA Healthcare, Inc. (a)(c) 15,638 5,403,711
HealthEquity, Inc. *(a)(c) 63,630 5,622,983
Healthpeak Properties, Inc., REIT
(a)(c) 207,239 4,190,373
INVESTMENTS SHARES VALUE ($)
United States - 118.1% (continued)
Hewlett Packard Enterprise Co.
(a)(c) 697,043 10,755,373
Hexcel Corp. (a) 46,536 2,548,311
HF Sinclair Corp. (a) 464,095 15,259,444
Hilton Worldwide Holdings, Inc.
(a)(c) 86,096 19,591,145
Holcim AG (2)(a) 120,145 12,929,190
Home BancShares, Inc. (a)(c) 73,231 2,070,240
Host Hotels & Resorts, Inc., REIT
(a) 229,968 3,267,845
Howard Hughes Holdings, Inc. *(a) 18,036 1,336,107
Howmet Aerospace, Inc. (a)(c) 79,913 10,367,113
HubSpot, Inc. *(a)(c) 27,522 15,723,043
Humana, Inc. (a) 79,115 20,933,829
Huntington Bancshares, Inc. (a) 963,880 14,467,839
Huntsman Corp. (a)(c) 959,413 15,149,131
IDEXX Laboratories, Inc. *(a)(c) 15,745 6,612,113
Illinois Tool Works, Inc. (a) 52,074 12,914,873
Illumina, Inc. *(a)(c) 203,619 16,155,131
Incyte Corp. *(a)(c) 454,937 27,546,435
Ingredion, Inc. (a) 11,235 1,519,084
Inspire Medical Systems, Inc. *(a)
(c) 34,202 5,447,695
International Bancshares Corp. (a) 11,521 726,514
Intuit, Inc. (a) 10,536 6,468,999
Invesco Ltd. (a) 1,099,073 16,672,937
IPG Photonics Corp. *(a)(c) 56,889 3,591,971
IQVIA Holdings, Inc. *(a)(c) 67,532 11,905,892
Iridium Communications, Inc. (a)(c) 52,652 1,438,453
ITT, Inc. (a)(c) 35,679 4,608,300
Jabil, Inc. (a) 17,661 2,403,132
Jacobs Solutions, Inc. (a) 42,586 5,148,222
Janus Henderson Group plc (a) 21,052 761,030
Jazz Pharmaceuticals plc *(a)(c) 31,014 3,850,388
JB Hunt Transport Services, Inc.
(a) 73,998 10,948,004
Johnson & Johnson (a)(c) 137,090 22,735,006
Johnson Controls International
plc (a) 163,427 13,092,137
JPMorgan Chase & Co. (a) 19,457 4,772,802
KB Home (a)(c) 156,190 9,077,763
KBR, Inc. (a)(c) 61,087 3,042,743
Kemper Corp. (a) 102,471 6,850,186
Keurig Dr Pepper, Inc. (a) 178,409 6,105,156
Kilroy Realty Corp., REIT (a) 38,995 1,277,476
Kirby Corp. *(a)(c) 55,012 5,556,762
KLA Corp. (a) 1,051 714,470
Knight-Swift Transportation
Holdings, Inc., Class A (a)(c) 197,344 8,582,491
Kyndryl Holdings, Inc. *(a)(c) 155,975 4,897,615
Labcorp Holdings, Inc. (a)(c) 43,405 10,102,080
Lamar Advertising Co., Class A,
REIT (a)(c) 83,307 9,478,670
Lear Corp. (a) 84,683 7,470,734
Leidos Holdings, Inc. (a) 27,609 3,725,558
Lennox International, Inc. (a) 6,984 3,916,837
Light & Wonder, Inc. *(a)(c) 30,487 2,640,479
Lincoln National Corp. (a) 204,828 7,355,373
LivaNova plc *(a) 201,224 7,904,079
Lockheed Martin Corp. (a) 40,734 18,196,285

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.1% (continued)
Loews Corp. (a)(c) 37,505 3,447,085
Louisiana-Pacific Corp. (a) 41,636 3,829,679
Lululemon Athletica, Inc. *(a)(c) 11,027 3,121,303
Lyft, Inc., Class A *(a) 505,756 6,003,324
LyondellBasell Industries NV, Class
A (a)(c) 125,531 8,837,382
Manhattan Associates, Inc. *(a) 66,932 11,581,913
ManpowerGroup, Inc. (a) 83,605 4,839,057
Marathon Petroleum Corp. (a) 74,068 10,790,967
Markel Group, Inc. *(a)(c) 829 1,549,907
MarketAxess Holdings, Inc. (a) 13,844 2,995,149
Marvell Technology, Inc. (a) 192,390 11,845,452
Masco Corp. (a) 75,105 5,222,802
MasTec, Inc. *(a) 87,754 10,241,769
Matador Resources Co. (a)(c) 72,492 3,703,616
Mattel, Inc. *(a) 704,454 13,687,541
Maximus, Inc. (a)(c) 131,830 8,989,488
McCormick & Co., Inc. (Non-
Voting) (a) 34,383 2,830,065
McKesson Corp. (a)(c) 16,771 11,286,715
Medical Properties Trust, Inc.,
REIT (a) 283,237 1,707,919
Medpace Holdings, Inc. *(a)(c) 23,232 7,078,558
Medtronic plc (a) 124,655 11,201,498
Merck & Co., Inc. (a) 355,191 31,881,944
MetLife, Inc. (a)(c) 131,593 10,565,602
MGIC Investment Corp. (a) 151,345 3,750,329
MGM Resorts International *(a)(c) 286,011 8,477,366
Millrose Properties, Inc., Class A,
REIT *(a) 256,254 6,793,294
Mohawk Industries, Inc. *(a) 7,721 881,584
Molina Healthcare, Inc. *(a)(c) 58,403 19,237,364
Molson Coors Beverage Co., Class
B (a)(c) 139,206 8,473,469
Mosaic Co. (The) (a) 48,875 1,320,114
MSCI, Inc., Class A (a) 48,462 27,405,261
Mueller Industries, Inc. (a)(c) 64,110 4,881,335
Murphy Oil Corp. (a)(c) 201,130 5,712,092
Natera, Inc. *(a)(c) 65,895 9,318,212
National Fuel Gas Co. (a) 100,402 7,950,834
NetApp, Inc. (a) 7,878 692,004
Netflix, Inc. *(a) 10,888 10,153,387
Neurocrine Biosciences, Inc. *(a) 23,726 2,624,096
New Jersey Resources Corp. (a) 113,021 5,544,810
New York Times Co. (The), Class
A (a) 146,799 7,281,230
Newell Brands, Inc. (a)(c) 1,104,180 6,845,916
News Corp., Class A (a) 229,406 6,244,431
Nexstar Media Group, Inc., Class
A (a)(c) 13,179 2,361,940
NEXTracker, Inc., Class A *(a) 32,017 1,349,196
NiSource, Inc. (a) 202,206 8,106,439
NNN REIT, Inc., REIT (a) 146,549 6,250,315
Norfolk Southern Corp. (a)(c) 25,464 6,031,148
Northern Trust Corp. (a)(c) 38,262 3,774,546
Northrop Grumman Corp. (a)(c) 59,720 30,577,237
Northwestern Energy Group, Inc.
(a) 21,835 1,263,591
Norwegian Cruise Line Holdings
Ltd. *(a)(c) 124,102 2,352,974
INVESTMENTS SHARES VALUE ($)
United States - 118.1% (continued)
NOV, Inc. (a)(c) 531,312 8,086,569
Novartis AG (Registered) (2)(a) 401,540 44,598,966
Nutanix, Inc., Class A *(a)(c) 153,302 10,702,013
NVIDIA Corp. (a)(c) 88,485 9,590,004
Occidental Petroleum Corp. (a)(c) 53,483 2,639,921
OGE Energy Corp. (a) 23,861 1,096,652
Okta, Inc., Class A *(a)(c) 71,671 7,541,223
Old Republic International Corp.
(a) 244,517 9,589,957
Ollie's Bargain Outlet Holdings,
Inc. *(a)(c) 48,855 5,684,768
Omega Healthcare Investors, Inc.,
REIT (a)(c) 326,730 12,441,878
Omnicom Group, Inc. (a) 130,971 10,858,806
OneMain Holdings, Inc. (a)(c) 79,327 3,877,504
O'Reilly Automotive, Inc. *(a) 3,363 4,817,767
Oshkosh Corp. (a) 102,314 9,625,701
Ovintiv, Inc. (a) 356,777 15,270,056
Owens Corning (a) 44,387 6,339,351
Packaging Corp. of America (a) 47,370 9,380,207
Palantir Technologies, Inc., Class
A *(a) 34,040 2,872,976
Palo Alto Networks, Inc. *(a)(c) 67,525 11,522,466
Paramount Global, Class B (a) 60,817 727,371
PayPal Holdings, Inc. *(a) 318,916 20,809,269
Pegasystems, Inc. (a) 85,649 5,954,318
Penske Automotive Group, Inc. (a) 34,539 4,972,925
Pentair plc (a) 65,037 5,689,437
Penumbra, Inc. *(a) 18,160 4,856,166
PepsiCo, Inc. (a) 132,242 19,828,365
Pfizer, Inc. (a) 626,595 15,877,917
PG&E Corp. (a) 1,431,717 24,596,898
Philip Morris International, Inc. (a)
(c) 127,461 20,231,885
Pilgrim's Pride Corp. *(a) 31,523 1,718,319
Pinterest, Inc., Class A *(a) 432,483 13,406,973
PNC Financial Services Group,
Inc. (The) (a) 156,929 27,583,410
Popular, Inc. (a) 73,911 6,827,159
Portland General Electric Co. (a) 279,220 12,453,212
PotlatchDeltic Corp., REIT (a)(c) 74,739 3,372,224
Primerica, Inc. (a) 17,545 4,992,079
Principal Financial Group, Inc. (a)
(c) 94,971 8,012,703
Progressive Corp. (The) (a) 29,072 8,227,667
Prologis, Inc., REIT (a)(c) 27,095 3,028,950
Prosperity Bancshares, Inc. (a) 116,860 8,340,298
QIAGEN NV (2)*(a) 3,782 150,250
QUALCOMM, Inc. (a) 52,138 8,008,918
Qualys, Inc. *(a)(c) 56,384 7,100,437
QuidelOrtho Corp. *(a) 186,946 6,537,502
Ralph Lauren Corp., Class A (a) 99,806 22,031,176
Range Resources Corp. (a)(c) 31,703 1,265,901
Raymond James Financial, Inc. (a) 9,059 1,258,386
Regeneron Pharmaceuticals, Inc.
(a) 15,776 10,005,612
Reinsurance Group of America,
Inc. (a) 60,689 11,949,664
ResMed, Inc. (a)(c) 15,348 3,435,650
Robert Half, Inc. (a) 13,477 735,170

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.1% (continued)
ROBLOX Corp., Class A *(a) 443,333 25,841,881
Roche Holding AG (2)(a) 66,185 21,783,312
Roku, Inc., Class A *(a) 57,970 4,083,407
Ross Stores, Inc. (a) 5,823 744,121
Royal Gold, Inc. (a) 101,598 16,612,289
Royalty Pharma plc, Class A (a) 161,205 5,018,312
S&P Global, Inc. (a) 12,206 6,201,869
Sabra Health Care REIT, Inc.,
REIT (a)(c) 52,457 916,424
Samsara, Inc., Class A *(a)(c) 76,235 2,922,088
SBA Communications Corp., REIT
(a)(c) 44,380 9,764,044
Schlumberger NV (a)(c) 108,235 4,524,223
Schneider Electric SE (2)(a) 12,194 2,814,929
Science Applications International
Corp. (a) 82,898 9,306,958
Seagate Technology Holdings plc
(a)(c) 88,081 7,482,481
Selective Insurance Group, Inc. (a) 81,005 7,415,198
SentinelOne, Inc., Class A *(a)(c) 297,031 5,400,024
Service Corp. International (a) 73,184 5,869,357
ServiceNow, Inc. *(a)(c) 16,128 12,840,146
Shell plc (2)(a) 420,948 15,322,645
Signify NV (2)(a)(b) 380,602 8,263,658
Sirius XM Holdings, Inc. (a)(c) 201,409 4,540,766
Skyworks Solutions, Inc. (a)(c) 115,964 7,494,753
SLM Corp. (a)(c) 155,224 4,558,929
Snap, Inc., Class A *(a)(c) 1,359,710 11,843,074
Snap-on, Inc. (a)(c) 5,024 1,693,138
Snowflake, Inc., Class A *(a)(c) 155,821 22,774,797
Spectrum Brands Holdings, Inc.
(a)(c) 51,230 3,665,507
Sprouts Farmers Market, Inc. *(a)
(c) 8,680 1,324,915
SS&C Technologies Holdings, Inc.
(a)(c) 150,723 12,589,892
Stanley Black & Decker, Inc. (a)(c) 19,621 1,508,462
State Street Corp. (a) 51,568 4,616,883
Steel Dynamics, Inc. (a) 38,078 4,762,796
Stifel Financial Corp. (a) 134,581 12,685,605
Swiss Re AG (2)(a) 29,721 5,057,886
Synchrony Financial (a)(c) 120,058 6,355,871
Synovus Financial Corp. (a)(c) 291,291 13,614,941
Tapestry, Inc. (a) 283,607 19,968,769
Targa Resources Corp. (a)(c) 25,204 5,052,646
Target Corp. (a) 92,757 9,680,121
Taylor Morrison Home Corp., Class
A *(a) 91,419 5,488,797
TD SYNNEX Corp. (a) 67,881 7,056,909
Tenet Healthcare Corp. *(a) 75,239 10,119,646
Teradyne, Inc. (a)(c) 85,928 7,097,653
Texas Capital Bancshares, Inc.
*(a)(c) 190,283 14,214,140
Texas Pacific Land Corp. (a)(c) 3,662 4,852,113
Texas Roadhouse, Inc., Class A (a) 135,755 22,620,856
Thermo Fisher Scientific, Inc. (a) 15,756 7,840,186
TJX Cos., Inc. (The) (a) 48,016 5,848,349
T-Mobile US, Inc. (a) 15,638 4,170,811
Toll Brothers, Inc. (a) 170,641 18,017,983
Toro Co. (The) (a) 201,505 14,659,489
INVESTMENTS SHARES VALUE ($)
United States - 118.1% (continued)
Trane Technologies plc (a) 42,860 14,440,391
Travel + Leisure Co. (a) 136,060 6,298,217
Travelers Cos., Inc. (The) (a) 28,231 7,465,970
Trimble, Inc. *(a) 165,642 10,874,397
TripAdvisor, Inc. *(a)(c) 154,461 2,188,712
Truist Financial Corp. (a)(c) 237,936 9,791,066
Twilio, Inc., Class A *(a) 83,858 8,210,537
TXNM Energy, Inc. (a) 66,397 3,550,912
Tyson Foods, Inc., Class A (a) 291,178 18,580,068
Uber Technologies, Inc. *(a)(c) 101,390 7,387,275
Ubiquiti, Inc. (a) 7,259 2,251,306
UDR, Inc., REIT (a) 28,131 1,270,677
UGI Corp. (a)(c) 395,326 13,073,431
UiPath, Inc., Class A *(a) 67,056 690,677
Ulta Beauty, Inc. *(a)(c) 33,530 12,290,086
United Airlines Holdings, Inc. *(a) 163,148 11,265,369
United Parcel Service, Inc., Class
B (a) 102,651 11,290,583
United Therapeutics Corp. *(a) 16,217 4,999,215
UnitedHealth Group, Inc. (a) 47,540 24,899,075
Unity Software, Inc. *(a)(c) 75,913 1,487,136
Universal Health Services, Inc.,
Class B (a) 72,935 13,704,487
Unum Group (a) 112,330 9,150,402
US Foods Holding Corp. *(a)(c) 289,830 18,972,272
Valero Energy Corp. (a)(c) 85,463 11,287,098
Valley National Bancorp (a)(c) 1,151,183 10,234,017
Veeva Systems, Inc., Class A *(a) 29,239 6,772,630
Ventas, Inc., REIT (a) 145,973 10,037,103
Veralto Corp. (a) 42,239 4,116,191
VeriSign, Inc. *(a)(c) 129,271 32,818,029
Vertiv Holdings Co., Class A (a)(c) 36,373 2,626,131
Vestis Corp. (a) 417,218 4,130,458
VF Corp. (a) 777,970 12,074,094
Virtu Financial, Inc., Class A (a) 152,418 5,810,174
W R Berkley Corp. (a)(c) 66,413 4,725,949
Waters Corp. *(a)(c) 6,466 2,383,174
Weatherford International plc (a) 39,200 2,099,160
WEC Energy Group, Inc. (a)(c) 42,134 4,591,763
Wendy's Co. (The) (a)(c) 634,308 9,279,926
WESCO International, Inc. (a) 68,286 10,604,816
Western Alliance Bancorp (a)(c) 28,415 2,183,124
Western Union Co. (The) (a) 666,499 7,051,559
Westinghouse Air Brake
Technologies Corp. (a) 46,381 8,411,194
Whirlpool Corp. (a)(c) 35,134 3,166,627
Wingstop, Inc. (a) 85,747 19,342,808
Woodward, Inc. (a) 17,129 3,125,871
Wyndham Hotels & Resorts, Inc.
(a) 23,672 2,142,553
Xcel Energy, Inc. (a) 263,285 18,637,945
Zebra Technologies Corp., Class
A *(a)(c) 34,948 9,874,907
Zillow Group, Inc., Class C *(a)(c) 34,424 2,360,109
Zimmer Biomet Holdings, Inc. (a) 11,963 1,353,972
Zions Bancorp NA (a) 281,809 14,050,997
Zoetis, Inc., Class A (a) 96,994 15,970,062
Zoom Communications, Inc., Class
A *(a) 125,006 9,221,693

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.1% (continued)
ZoomInfo Technologies, Inc., Class
A *(a)(c) 460,668 4,606,680
Zscaler, Inc. *(a)(c) 84,843 16,834,548
4,122,984,447
TOTAL COMMON STOCKS
(Cost $6,388,284,783) 6,798,050,966
SHORT-TERM INVESTMENTS - 79.5%
INVESTMENT COMPANIES - 28 .7%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.15%
(d)(e) 2,330,524 2,330,524
Limited Purpose Cash Investment
Fund, 4.32% (d)(f) 999,702,913 999,403,002
TOTAL INVESTMENT COMPANIES
(Cost $1,001,624,207) 1,001,733,526
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 50 .8%
U.S. Treasury Bills
4.31%, 4/3/2025 (2)(g) $ 46,148,000 46,137,120
4.40%, 4/10/2025 (2)(g) 90,000,000 89,904,375
4.36%, 4/17/2025 (2)(g) 56,000,000 55,893,998
4.41%, 4/24/2025 (2)(g) 70,000,000 69,810,623
4.42%, 5/1/2025 (2)(g) 60,000,000 59,788,381
4.41%, 5/15/2025 (2)(g) 36,000,000 35,813,697
4.44%, 5/29/2025 (2)(g) 20,964,000 20,820,884
4.40%, 6/5/2025 (2)(g) 140,000,000 138,939,597
4.29%, 6/12/2025 (2)(g) 80,000,000 79,329,600
4.25%, 6/20/2025 (2)(g) 120,000,000 118,879,813
4.26%, 6/26/2025 (2)(g) 46,300,000 45,836,010
4.22%, 7/3/2025 (2)(g) 80,000,000 79,133,292
4.20%, 7/10/2025 (2)(g) 50,000,000 49,418,750
4.27%, 7/17/2025 (2)(g) 60,000,000 59,253,229
4.25%, 7/24/2025 (2)(g)(h) 90,000,000 88,812,500
4.24%, 8/7/2025 (2)(g)(h) 150,000,000 147,781,001
4.28%, 8/14/2025 (2)(g)(h) 150,000,000 147,668,438
4.31%, 8/21/2025 (2)(g)(h) 120,000,000 118,049,867
4.27%, 8/28/2025 (2)(g)(h) 90,000,000 88,469,025
4.22%, 9/4/2025 (2)(g)(h) 90,000,000 88,402,682
4.16%, 9/11/2025 (2)(g)(h) 50,000,000 49,071,806
4.19%, 9/18/2025 (2)(g)(h) 95,000,000 93,165,180
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,770,265,134) 1,770,379,868
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,771,889,341) 2,772,113,394
TOTAL LONG POSITIONS
(Cost $9,160,174,124) 9,570,164,360
SHARES
SHORT POSITIONS - (182.3)%
COMMON STOCKS - (181.5)%
Australia - ( 5 .6 ) %
ALS Ltd. (2) (343,785) (3,337,183)
Ampol Ltd. (2) (321,005) (4,722,153)
APA Group (2) (1,336,114) (6,618,812)
BHP Group Ltd. (2) (257,683) (6,252,199)
INVESTMENTS SHARES VALUE ($)
Australia - (5.6)% (continued)
Cleanaway Waste Management
Ltd. (2) (438,868) (719,921)
Cochlear Ltd. (2) (21,414) (3,529,221)
Commonwealth Bank of Australia
(2) (161,827) (15,388,757)
Domino's Pizza Enterprises Ltd. (2) (330,379) (5,328,430)
Endeavour Group Ltd. (2) (512,934) (1,240,489)
Glencore plc (2) (1,607,461) (5,883,520)
IDP Education Ltd. (2) (579,157) (3,431,295)
IGO Ltd. (2) (1,301,872) (3,246,289)
Liontown Resources Ltd. (2) (2,100,794) (829,207)
Lynas Rare Earths Ltd. (2) (1,598,676) (6,999,632)
Macquarie Group Ltd. (2) (51,922) (6,461,519)
Medibank Pvt Ltd. (2) (795,995) (2,224,681)
Mineral Resources Ltd. (2) (249,133) (3,761,668)
National Australia Bank Ltd. (2) (1,036,849) (22,301,269)
New Hope Corp. Ltd. (2) (545,103) (1,268,492)
NEXTDC Ltd. (2) (1,332,248) (9,542,190)
Pilbara Minerals Ltd. (2) (11,526,909) (12,273,199)
Ramsay Health Care Ltd. (2) (161,987) (3,479,322)
Reece Ltd. (2) (200,962) (1,993,971)
Rio Tinto plc (2) (188,492) (11,311,445)
Santos Ltd. (2) (578,873) (2,425,734)
SEEK Ltd. (2) (49,763) (672,819)
Telix Pharmaceuticals Ltd. (2) (141,148) (2,363,210)
Transurban Group (2) (1,147,406) (9,664,240)
Treasury Wine Estates Ltd. (2) (1,486,252) (9,112,557)
Washington H Soul Pattinson &
Co. Ltd. (2) (150,282) (3,274,387)
WiseTech Global Ltd. (2) (16,795) (866,085)
Woodside Energy Group Ltd. (2) (1,539,797) (22,370,067)
Woolworths Group Ltd. (2) (220,014) (4,085,076)
(196,979,039)
Austria - ( 0 .1 ) %
Mondi plc (2) (299,968) (4,474,694)
Belgium - ( 0 .6 ) %
D'ieteren Group (2) (22,370) (3,853,481)
Elia Group SA/NV (2) (33,502) (2,905,763)
Liberty Global Ltd., Class A (116,397) (1,339,729)
Lotus Bakeries NV (2) (469) (4,169,432)
UCB SA (2) (33,260) (5,855,916)
Umicore SA (2) (158,390) (1,640,869)
(19,765,190)
Brazil - ( 0 .4 ) %
MercadoLibre, Inc. (7,109) (13,868,735)
Yara International ASA (2) (57,703) (1,740,642)
(15,609,377)
Canada - ( 4 .1 ) %
Air Canada (330,663) (3,255,964)
Algonquin Power & Utilities Corp. (404,715) (2,078,346)
Alimentation Couche-Tard, Inc. (39,223) (1,934,371)
ARC Resources Ltd. (37,307) (750,003)
Bank of Montreal (14,021) (1,338,915)
BCE, Inc. (90,380) (2,074,460)
Brookfield Corp., Class A (101,685) (5,321,495)
Brookfield Renewable Corp. (83,368) (2,327,155)
Cameco Corp. (119,895) (4,935,603)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (4.1)% (continued)
Canadian National Railway Co. (50,618) (4,925,850)
Canadian Pacific Kansas City Ltd. (98,936) (6,943,155)
Capital Power Corp. (38,339) (1,274,281)
Capstone Copper Corp. (1,177,957) (6,065,572)
CGI, Inc. (40,808) (4,073,852)
Constellation Software, Inc. (1,357) (4,297,523)
Enbridge, Inc. (123,367) (5,460,022)
Gildan Activewear, Inc. (18,725) (827,827)
Hydro One Ltd. (b) (172,342) (5,795,233)
Intact Financial Corp. (34,138) (6,974,680)
MEG Energy Corp. (41,815) (733,117)
National Bank of Canada (88,924) (7,339,219)
Northland Power, Inc. (144,748) (1,978,523)
RB Global, Inc. (36,030) (3,616,145)
Restaurant Brands International,
Inc. (265,543) (17,701,636)
Rogers Communications, Inc.,
Class B (335,583) (8,961,784)
Royal Bank of Canada (100,487) (11,319,233)
Sun Life Financial, Inc. (56,738) (3,247,241)
Teck Resources Ltd., Class B (102,190) (3,722,456)
Thomson Reuters Corp. (8,373) (1,444,889)
TMX Group Ltd. (181,175) (6,614,735)
WSP Global, Inc. (23,598) (4,004,633)
(141,337,918)
Chile - ( 0 .5 ) %
Antofagasta plc (2) (491,784) (10,706,900)
Lundin Mining Corp. (988,576) (8,010,004)
(18,716,904)
China - ( 0 .3 ) %
NXP Semiconductors NV (50,419) (9,582,635)
Denmark - ( 2 .1 ) %
Carlsberg A/S, Class B (2) (59,320) (7,508,591)
Coloplast A/S, Class B (2) (105,220) (11,035,860)
DSV A/S (2) (114,837) (22,207,316)
Novo Nordisk A/S, Class B (2) (207,652) (14,198,898)
Novonesis (Novozymes), Class
B (2) (123,144) (7,170,247)
Orsted A/S (2)(b) (127,498) (5,567,980)
Tryg A/S (2) (123,822) (2,945,536)
Zealand Pharma A/S (2) (36,692) (2,755,369)
(73,389,797)
Finland - ( 0 .8 ) %
Kesko OYJ, Class B (2) (250,729) (5,125,013)
Metso OYJ (2) (353,975) (3,670,094)
Neste OYJ (2) (277,327) (2,565,063)
Orion OYJ, Class B (2) (32,307) (1,918,937)
Sampo OYJ, Class A (2) (272,327) (2,609,758)
Stora Enso OYJ, Class R (2) (393,488) (3,728,801)
UPM-Kymmene OYJ (2) (234,903) (6,302,053)
Valmet OYJ (2) (30,589) (829,666)
(26,749,385)
France - ( 4 .8 ) %
Aeroports de Paris SA (2) (55,809) (5,681,541)
Air Liquide SA (2) (75,619) (14,363,468)
Airbus SE (2) (3,975) (699,941)
INVESTMENTS SHARES VALUE ($)
France - (4.8)% (continued)
Arkema SA (2) (18,919) (1,448,650)
BioMerieux (2) (48,041) (5,938,266)
Bollore SE (2) (317,439) (1,859,684)
Bureau Veritas SA (2) (215,762) (6,546,240)
Capgemini SE (2) (71,872) (10,799,348)
Cie Generale des Etablissements
Michelin SCA (2) (34,519) (1,213,224)
Dassault Systemes SE (2) (214,300) (8,158,987)
Edenred SE (2) (372,138) (12,093,179)
EssilorLuxottica SA (2) (169,809) (48,933,624)
Getlink SE (2) (261,746) (4,520,587)
Kering SA (2) (27,593) (5,740,455)
L'Oreal SA (2) (9,854) (3,662,662)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,101) (681,826)
Pernod Ricard SA (2) (79,727) (7,876,440)
Publicis Groupe SA (2) (74,593) (7,037,750)
Remy Cointreau SA (2) (20,315) (949,425)
Sartorius Stedim Biotech (2) (41,824) (8,286,050)
SEB SA (2) (8,047) (761,131)
Teleperformance SE (2) (35,869) (3,606,670)
Ubisoft Entertainment SA (2) (356,456) (4,310,802)
Verallia SA (2)(b) (51,347) (1,594,624)
(166,764,574)
Germany - ( 3 .1 ) %
Aurubis AG (2) (18,371) (1,742,867)
Bayerische Motoren Werke AG (2) (205,455) (16,567,349)
Beiersdorf AG (2) (78,659) (10,161,479)
Brenntag SE (2) (78,033) (5,057,911)
Carl Zeiss Meditec AG (2) (36,030) (2,381,626)
Continental AG (2) (29,035) (2,047,543)
CTS Eventim AG & Co. KGaA (2) (21,252) (2,132,050)
Daimler Truck Holding AG (2) (98,575) (3,993,232)
Deutsche Post AG (2) (64,551) (2,771,387)
Hannover Rueck SE (2) (11,949) (3,561,493)
HUGO BOSS AG (2) (68,816) (2,616,255)
Infineon Technologies AG (2) (336,618) (11,221,128)
KION Group AG (2) (85,958) (3,604,757)
Merck KGaA (2) (56,360) (7,755,697)
MTU Aero Engines AG (2) (26,864) (9,334,504)
Nemetschek SE (2) (54,811) (6,389,650)
Rational AG (2) (786) (654,861)
SAP SE (2) (22,343) (5,986,800)
Siemens Energy AG (2) (2,660) (157,690)
Siemens Healthineers AG (2)(b) (122,271) (6,596,564)
Wacker Chemie AG (2) (36,982) (3,063,813)
(107,798,656)
Hong Kong - ( 0 .3 ) %
Prudential plc (2) (1,053,165) (11,364,731)
Italy - ( 2 .1 ) %
Amplifon SpA (2) (65,472) (1,329,150)
Coca-Cola HBC AG (2) (16,140) (730,977)
Davide Campari-Milano NV (2) (277,147) (1,629,054)
Ferrari NV (2) (65,334) (27,901,575)
FinecoBank Banca Fineco SpA (2) (55,113) (1,091,601)
Infrastrutture Wireless Italiane SpA
(b) (372,571) (3,944,009)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - (2.1)% (continued)
Interpump Group SpA (2) (41,242) (1,472,990)
Moncler SpA (2) (92,638) (5,706,231)
Prysmian SpA (2) (200,460) (11,034,722)
Recordati Industria Chimica e
Farmaceutica SpA (2) (75,801) (4,295,483)
Reply SpA (2) (11,368) (1,862,116)
Snam SpA (750,609) (3,891,783)
Terna - Rete Elettrica Nazionale (2) (1,081,623) (9,774,927)
(74,664,618)
Ivory Coast - ( 0 .1 ) %
Endeavour Mining plc (2) (209,500) (4,939,762)
Japan - ( 25 .7 ) %
Advantest Corp. (2) (200,500) (8,937,587)
Aeon Co. Ltd. (2) (596,400) (14,957,667)
Ajinomoto Co., Inc. (2) (851,600) (16,859,734)
Allegro MicroSystems, Inc. (473,058) (11,887,948)
Azbil Corp. (2) (144,900) (1,125,640)
Bridgestone Corp. (2) (130,400) (5,238,538)
Chiba Bank Ltd. (The) (2) (942,900) (8,925,155)
Chugai Pharmaceutical Co. Ltd. (2) (296,800) (13,596,871)
Daikin Industries Ltd. (2) (46,200) (5,013,563)
Daiwa Securities Group, Inc. (2) (2,766,400) (18,626,860)
Denso Corp. (2) (1,098,200) (13,624,903)
Dentsu Group, Inc. (2) (488,500) (10,788,330)
Disco Corp. (2) (47,700) (9,741,374)
East Japan Railway Co. (2) (515,500) (10,160,801)
Eisai Co. Ltd. (2) (223,800) (6,229,976)
ENEOS Holdings, Inc. (2) (1,325,300) (6,989,646)
Fast Retailing Co. Ltd. (2) (27,300) (8,126,975)
Fuji Electric Co. Ltd. (2) (84,900) (3,629,455)
FUJIFILM Holdings Corp. (2) (763,000) (14,618,297)
Hakuhodo DY Holdings, Inc. (2) (225,200) (1,634,065)
Hamamatsu Photonics KK (2) (1,165,500) (11,361,847)
Hankyu Hanshin Holdings, Inc. (2) (47,100) (1,267,333)
Haseko Corp. (2) (92,300) (1,215,145)
Hitachi Ltd. (2) (304,600) (7,151,827)
Hoshizaki Corp. (2) (214,400) (8,299,130)
Ibiden Co. Ltd. (2) (141,800) (3,825,035)
Idemitsu Kosan Co. Ltd. (2) (525,000) (3,713,480)
Isuzu Motors Ltd. (2) (671,500) (9,130,787)
Japan Airport Terminal Co. Ltd. (2) (75,300) (2,076,006)
Japan Tobacco, Inc. (2) (216,100) (5,939,756)
Kajima Corp. (2) (333,400) (6,819,838)
Kansai Electric Power Co., Inc.
(The) (2) (56,700) (672,917)
Kao Corp. (2) (70,600) (3,056,042)
KDDI Corp. (2) (165,400) (2,612,602)
Keisei Electric Railway Co. Ltd. (2) (2,108,600) (19,051,202)
Kikkoman Corp. (2) (566,700) (5,466,777)
Kintetsu Group Holdings Co. Ltd.
(2) (126,300) (2,698,119)
Kobe Bussan Co. Ltd. (2) (160,800) (3,743,813)
Koito Manufacturing Co. Ltd. (2) (54,100) (667,276)
Konami Group Corp. (2) (63,700) (7,521,843)
Kubota Corp. (2) (1,318,200) (16,289,527)
Kyocera Corp. (2) (610,200) (6,892,233)
Kyoto Financial Group, Inc. (2) (209,300) (3,213,867)
Lasertec Corp. (2) (131,600) (11,311,075)
INVESTMENTS SHARES VALUE ($)
Japan - (25.7)% (continued)
M3, Inc. (2) (1,446,800) (16,527,437)
Marui Group Co. Ltd. (2) (124,700) (2,267,420)
MatsukiyoCocokara & Co. (2) (252,300) (3,946,980)
MINEBEA MITSUMI, Inc. (2) (227,500) (3,325,255)
Mitsubishi Corp. (2) (750,500) (13,249,898)
Mitsubishi HC Capital, Inc. (2) (1,558,400) (10,560,360)
Mitsubishi Heavy Industries Ltd. (2) (910,500) (15,636,560)
Mitsui & Co. Ltd. (2) (696,300) (13,127,500)
Mitsui Chemicals, Inc. (2) (72,700) (1,632,890)
MonotaRO Co. Ltd. (2) (565,000) (10,554,620)
Murata Manufacturing Co. Ltd. (2) (385,800) (5,950,945)
Nexon Co. Ltd. (2) (119,500) (1,636,713)
NIDEC Corp. (2) (186,400) (3,128,217)
Nikon Corp. (2) (750,100) (7,449,420)
Nippon Paint Holdings Co. Ltd. (2) (837,300) (6,287,751)
Nippon Sanso Holdings Corp. (2) (490,000) (14,863,948)
Nippon Telegraph & Telephone
Corp. (2) (8,299,600) (8,021,329)
Nissan Chemical Corp. (2) (295,100) (8,786,070)
Nissan Motor Co. Ltd. (2) (5,426,300) (13,916,695)
Nissin Foods Holdings Co. Ltd. (2) (619,100) (12,636,065)
Nitori Holdings Co. Ltd. (2) (178,900) (17,503,470)
NOF Corp. (2) (371,000) (5,041,979)
NTT Data Group Corp. (2) (728,200) (13,191,386)
Odakyu Electric Railway Co. Ltd.
(2) (137,400) (1,358,484)
Olympus Corp. (2) (892,600) (11,684,786)
Omron Corp. (2) (98,200) (2,772,845)
Ono Pharmaceutical Co. Ltd. (2) (487,300) (5,242,690)
Open House Group Co. Ltd. (2) (47,400) (1,766,904)
Oriental Land Co. Ltd. (2) (851,100) (16,784,310)
Osaka Gas Co. Ltd. (2) (306,200) (6,928,487)
Otsuka Holdings Co. Ltd. (2) (183,800) (9,577,816)
Recruit Holdings Co. Ltd. (2) (75,500) (3,911,751)
Renesas Electronics Corp. (2) (568,500) (7,625,092)
Ricoh Co. Ltd. (2) (554,100) (5,861,358)
Rohm Co. Ltd. (2) (258,800) (2,500,429)
Rohto Pharmaceutical Co. Ltd. (2) (172,200) (2,578,473)
SCSK Corp. (2) (292,300) (7,227,906)
Secom Co. Ltd. (2) (328,700) (11,195,226)
Sega Sammy Holdings, Inc. (2) (67,700) (1,307,204)
Seibu Holdings, Inc. (2) (488,000) (10,815,794)
Sekisui House Ltd. (2) (197,300) (4,415,994)
Seven & i Holdings Co. Ltd. (2) (843,400) (12,213,198)
SG Holdings Co. Ltd. (2) (380,100) (3,790,702)
Sharp Corp. (2) (376,200) (2,378,240)
Shimadzu Corp. (2) (436,700) (10,908,174)
Shimano, Inc. (2) (55,000) (7,722,715)
Shin-Etsu Chemical Co. Ltd. (2) (77,700) (2,217,183)
Shiseido Co. Ltd. (2) (407,600) (7,730,104)
SMC Corp. (2) (42,200) (15,101,014)
SUMCO Corp. (2) (2,354,600) (15,955,439)
Sumitomo Forestry Co. Ltd. (2) (150,000) (4,522,286)
Sumitomo Metal Mining Co. Ltd.
(2) (514,700) (11,250,739)
Suzuki Motor Corp. (2) (1,190,200) (14,609,848)
Sysmex Corp. (2) (250,600) (4,783,957)
TDK Corp. (2) (345,500) (3,620,525)
Terumo Corp. (2) (783,400) (14,740,484)
Tobu Railway Co. Ltd. (2) (54,500) (930,378)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (25.7)% (continued)
Tokio Marine Holdings, Inc. (2) (329,300) (12,810,703)
Tokyu Corp. (2) (141,900) (1,597,517)
TOTO Ltd. (2) (34,600) (899,223)
Toyota Industries Corp. (2) (229,500) (19,628,503)
Toyota Motor Corp. (2) (895,400) (15,828,256)
Unicharm Corp. (2) (605,400) (4,821,881)
West Japan Railway Co. (2) (363,600) (7,092,914)
Yakult Honsha Co. Ltd. (2) (230,600) (4,387,965)
Yamaha Motor Co. Ltd. (2) (1,751,900) (14,026,277)
Yamato Holdings Co. Ltd. (2) (222,800) (2,919,754)
Yaskawa Electric Corp. (2) (788,500) (19,758,322)
ZOZO, Inc. (2) (243,300) (2,330,280)
(896,085,900)
Jordan - ( 0 .1 ) %
Hikma Pharmaceuticals plc (2) (96,631) (2,441,101)
Luxembourg - ( 0 .2 ) %
Eurofins Scientific SE (2) (125,554) (6,697,394)
Netherlands - ( 2 .2 ) %
Adyen NV (2)(b) (2,211) (3,389,012)
Akzo Nobel NV (2) (42,709) (2,630,264)
ASM International NV (2) (3,213) (1,464,143)
ASML Holding NV (2) (9,480) (6,273,615)
ASR Nederland NV (2) (164,438) (9,453,152)
BE Semiconductor Industries NV
(2) (40,417) (4,223,839)
EXOR NV (2) (22,394) (2,033,670)
Heineken NV (2) (56,550) (4,611,110)
IMCD NV (2) (22,081) (2,938,575)
Randstad NV (2) (34,457) (1,432,249)
Universal Music Group NV (2) (1,233,351) (34,056,525)
Wolters Kluwer NV (2) (21,075) (3,281,300)
(75,787,454)
Norway - ( 0 .3 ) %
Gjensidige Forsikring ASA (126,169) (2,899,775)
Orkla ASA (2) (276,153) (3,028,429)
Salmar ASA (2) (77,734) (3,737,187)
(9,665,391)
Poland - ( 0 .1 ) %
InPost SA (2) (245,488) (3,602,850)
Portugal - ( 0 .2 ) %
Banco Comercial Portugues SA,
Class R (2) (2,825,425) (1,708,334)
Galp Energia SGPS SA (2) (239,687) (4,199,316)
Jeronimo Martins SGPS SA (94,129) (1,994,921)
(7,902,571)
Singapore - ( 1 .0 ) %
CapitaLand Investment Ltd. (2) (4,140,200) (8,373,570)
DBS Group Holdings Ltd. (2) (247,700) (8,506,347)
Genting Singapore Ltd. (2) (1,709,300) (948,477)
Keppel Ltd. (2) (1,961,800) (10,006,987)
Oversea-Chinese Banking Corp.
Ltd. (2) (153,600) (1,968,542)
Sembcorp Industries Ltd. (2) (511,400) (2,393,308)
INVESTMENTS SHARES VALUE ($)
Singapore - (1.0)% (continued)
STMicroelectronics NV (2) (106,068) (2,325,811)
(34,523,042)
South Africa - ( 0 .3 ) %
Anglo American plc (2) (332,366) (9,315,678)
Spain - ( 1 .3 ) %
Acciona SA (2) (26,245) (3,435,017)
Amadeus IT Group SA (2) (219,939) (16,843,588)
Banco Bilbao Vizcaya Argentaria
SA (2) (50,853) (694,021)
CaixaBank SA (2) (921,944) (7,181,700)
Cellnex Telecom SA (2)(b) (103,790) (3,689,606)
Fluidra SA (2) (29,801) (701,617)
Iberdrola SA (2) (210,546) (3,399,915)
Industria de Diseno Textil SA (2) (64,811) (3,227,062)
Redeia Corp. SA (2) (344,409) (6,912,729)
(46,085,255)
Sweden - ( 2 .6 ) %
AddTech AB, Class B (2) (111,211) (3,257,099)
Assa Abloy AB, Class B (2) (120,428) (3,615,401)
Atlas Copco AB, Class A (2) (528,616) (8,443,812)
Axfood AB (135,312) (3,039,600)
Beijer Ref AB, Class B (2) (121,480) (1,708,901)
Epiroc AB, Class A (2) (692,507) (13,943,168)
EQT AB (2) (280,542) (8,554,581)
H & M Hennes & Mauritz AB, Class
B (2) (347,240) (4,580,125)
Hexagon AB, Class B (2) (714,375) (7,636,501)
Holmen AB, Class B (2) (89,627) (3,549,306)
Husqvarna AB, Class B (2) (143,636) (682,282)
Indutrade AB (2) (65,490) (1,814,851)
Lifco AB, Class B (2) (240,303) (8,524,458)
Sandvik AB (2) (31,430) (661,020)
Securitas AB, Class B (2) (101,103) (1,430,705)
Skandinaviska Enskilda Banken
AB, Class A (2) (992,890) (16,334,294)
Svenska Cellulosa AB SCA, Class
B (2) (245,876) (3,244,135)
(91,020,239)
Switzerland - ( 5 .5 ) %
Avolta AG (2) (33,582) (1,471,044)
Bachem Holding AG, Class B (2) (61,530) (3,634,231)
Barry Callebaut AG (Registered)
(2) (15,347) (20,325,772)
BKW AG (2) (4,226) (739,144)
Chocoladefabriken Lindt &
Spruengli AG (2) (1,625) (21,969,097)
Clariant AG (Registered) (2) (285,057) (3,089,283)
EMS-Chemie Holding AG
(Registered) (2) (7,556) (5,148,116)
Galenica AG (2)(b) (53,963) (4,855,734)
Georg Fischer AG (Registered) (2) (104,268) (7,631,261)
Partners Group Holding AG (2) (17,311) (24,637,053)
Sandoz Group AG (2) (155,508) (6,521,079)
SIG Group AG (2) (829,069) (15,328,975)
Sika AG (Registered) (2) (2,755) (671,075)
Sonova Holding AG (Registered)
(2) (30,651) (8,949,493)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (5.5)% (continued)
Straumann Holding AG
(Registered) (2) (49,388) (5,979,108)
Swatch Group AG (The) (2) (88,667) (15,290,320)
Swiss Life Holding AG (Registered)
(2) (7,753) (7,073,135)
Swisscom AG (Registered) (2) (21,551) (12,418,800)
Tecan Group AG (Registered) (2) (14,424) (2,744,581)
Temenos AG (Registered) (2) (24,609) (1,910,695)
UBS Group AG (Registered) (2) (427,967) (13,144,834)
VAT Group AG (2)(b) (19,533) (7,040,907)
(190,573,737)
Thailand - ( 0 .0 ) % †
Fabrinet (7,661) (1,513,124)
United Kingdom - ( 4 .9 ) %
Admiral Group plc (2) (67,475) (2,491,185)
Ashtead Group plc (2) (119,759) (6,474,983)
AstraZeneca plc (2) (74,576) (10,951,101)
BAE Systems plc (2) (45,336) (915,447)
Barratt Redrow plc (2) (1,245,235) (6,849,853)
Berkeley Group Holdings plc (2) (96,667) (4,499,085)
Bunzl plc (2) (18,569) (714,283)
ConvaTec Group plc (2)(b) (578,561) (1,932,716)
Croda International plc (2) (64,239) (2,440,548)
Diageo plc (2) (421,145) (11,005,633)
Diploma plc (2) (59,849) (2,995,999)
Entain plc (2) (86,902) (656,582)
Halma plc (2) (224,514) (7,532,805)
Harbour Energy plc (2) (819,095) (2,227,418)
Howden Joinery Group plc (2) (75,749) (708,426)
Informa plc (2) (335,872) (3,367,756)
J Sainsbury plc (2) (1,453,578) (4,430,628)
JD Sports Fashion plc (2) (4,825,292) (4,266,695)
Legal & General Group plc (2) (1,009,693) (3,184,207)
Melrose Industries plc (2) (394,961) (2,438,024)
National Grid plc (2) (961,887) (12,547,075)
Next plc (2) (24,001) (3,457,951)
Pennon Group plc (2) (183,847) (1,064,996)
Reckitt Benckiser Group plc (2) (10,719) (724,824)
RELX plc (2) (127,684) (6,413,656)
Rentokil Initial plc (2) (787,616) (3,574,314)
RS GROUP plc (2) (285,719) (2,080,210)
Sage Group plc (The) (2) (288,300) (4,526,405)
Severn Trent plc (2) (219,069) (7,171,843)
Smith & Nephew plc (2) (173,186) (2,435,436)
Spirax Group plc (2) (60,001) (4,836,907)
SSE plc (2) (407,447) (8,392,746)
Unilever plc (2) (252,869) (15,087,954)
United Utilities Group plc (2) (239,827) (3,129,256)
Wise plc, Class A (2) (760,194) (9,331,304)
WPP plc (2) (740,474) (5,626,883)
(170,485,134)
United States - ( 112 .0 ) %
10X Genomics, Inc., Class A (117,593) (1,026,587)
A O Smith Corp. (84,607) (5,529,914)
AAON, Inc. (55,042) (4,300,431)
AbbVie, Inc. (3,423) (717,187)
Acadia Healthcare Co., Inc. (69,287) (2,100,782)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Advance Auto Parts, Inc. (89,927) (3,526,038)
Advanced Drainage Systems, Inc. (54,989) (5,974,555)
Advanced Micro Devices, Inc. (50,934) (5,232,959)
Affirm Holdings, Inc., Class A (74,625) (3,372,304)
Aflac, Inc. (82,082) (9,126,698)
AGCO Corp. (94,011) (8,702,598)
Air Lease Corp., Class A (89,157) (4,307,175)
Air Products and Chemicals, Inc. (104,653) (30,864,264)
Akamai Technologies, Inc. (92,673) (7,460,177)
Albemarle Corp. (55,718) (4,012,810)
Alcon AG (2) (57,974) (5,500,864)
Alliant Energy Corp. (227,162) (14,617,875)
Alphabet, Inc., Class A (144,427) (22,334,191)
Amentum Holdings, Inc. (232,800) (4,236,960)
Ameren Corp. (137,340) (13,788,936)
American Airlines Group, Inc. (878,623) (9,269,473)
American Express Co. (29,484) (7,932,670)
American Homes 4 Rent, Class
A, REIT (85,285) (3,224,626)
American Tower Corp., REIT (14,143) (3,077,517)
American Water Works Co., Inc. (66,888) (9,867,318)
Americold Realty Trust, Inc., REIT (47,605) (1,021,603)
AMETEK, Inc. (18,186) (3,130,538)
Amgen, Inc. (3,445) (1,073,290)
Analog Devices, Inc. (17,873) (3,604,448)
Aon plc, Class A (25,066) (10,003,590)
API Group Corp. (269,966) (9,653,984)
Apollo Global Management, Inc. (54,246) (7,428,447)
Apple, Inc. (26,214) (5,822,916)
Applied Industrial Technologies,
Inc. (9,505) (2,141,857)
AppLovin Corp., Class A (28,689) (7,601,724)
Aramark (82,474) (2,847,002)
Arch Capital Group Ltd. (89,132) (8,572,716)
Archer-Daniels-Midland Co. (199,452) (9,575,691)
Armstrong World Industries, Inc. (12,013) (1,692,391)
ASGN, Inc. (36,952) (2,328,715)
ATI, Inc. (28,868) (1,502,002)
Automatic Data Processing, Inc. (15,923) (4,864,954)
AutoZone, Inc. (6,464) (24,645,810)
AvalonBay Communities, Inc.,
REIT (55,801) (11,976,011)
Avantor, Inc. (574,633) (9,314,801)
Avery Dennison Corp. (35,652) (6,344,986)
Avient Corp. (138,220) (5,136,255)
Avis Budget Group, Inc. (49,179) (3,732,686)
Axon Enterprise, Inc. (5,607) (2,949,002)
Azenta, Inc. (148,366) (5,139,398)
Baxter International, Inc. (70,997) (2,430,227)
Belden, Inc. (91,034) (9,126,159)
Bentley Systems, Inc., Class B (221,001) (8,694,179)
BILL Holdings, Inc. (116,844) (5,361,971)
Bio-Techne Corp. (288,523) (16,916,103)
Blackbaud, Inc. (33,979) (2,108,397)
Blackrock, Inc. (8,859) (8,384,866)
Blackstone, Inc. (110,108) (15,390,896)
Block, Inc., Class A (148,654) (8,076,372)
Blue Owl Capital, Inc., Class A (516,856) (10,357,794)
Boeing Co. (The) (54,604) (9,312,712)
Brown & Brown, Inc. (35,319) (4,393,684)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Brown-Forman Corp., Class B (248,451) (8,432,427)
BRP, Inc. (120,825) (4,079,696)
Brunswick Corp. (87,601) (4,717,314)
Builders FirstSource, Inc. (24,020) (3,001,059)
Bunge Global SA (45,076) (3,444,708)
Burlington Stores, Inc. (18,674) (4,450,574)
BWX Technologies, Inc. (55,790) (5,503,684)
BXP, Inc., REIT (252,148) (16,941,824)
Cabot Corp. (42,367) (3,522,392)
Cadence Bank (103,803) (3,151,459)
Cadence Design Systems, Inc. (46,655) (11,865,766)
Caesars Entertainment, Inc. (173,583) (4,339,575)
Capri Holdings Ltd. (276,487) (5,455,089)
Carlisle Cos., Inc. (5,746) (1,956,513)
Carpenter Technology Corp. (15,236) (2,760,458)
Carrier Global Corp. (166,590) (10,561,806)
Carvana Co., Class A (35,177) (7,354,807)
Casey's General Stores, Inc. (65,563) (28,456,965)
Caterpillar, Inc. (29,409) (9,699,088)
Cava Group, Inc. (84,010) (7,259,304)
Cboe Global Markets, Inc. (73,874) (16,716,947)
CCC Intelligent Solutions Holdings,
Inc. (488,168) (4,408,157)
CDW Corp. (48,448) (7,764,276)
Celanese Corp., Class A (224,801) (12,761,953)
CenterPoint Energy, Inc. (747,333) (27,075,875)
Certara, Inc. (257,969) (2,553,893)
CH Robinson Worldwide, Inc. (8,268) (846,643)
Charles River Laboratories
International, Inc. (47,811) (7,196,512)
Chart Industries, Inc. (22,361) (3,228,034)
Charter Communications, Inc.,
Class A (2,002) (737,797)
Chemed Corp. (4,172) (2,567,115)
Chemours Co. (The) (385,934) (5,221,687)
Chevron Corp. (68,512) (11,461,372)
Choice Hotels International, Inc. (106,582) (14,151,958)
Chord Energy Corp. (38,532) (4,343,327)
Church & Dwight Co., Inc. (29,303) (3,225,967)
Churchill Downs, Inc. (138,692) (15,404,520)
Ciena Corp. (94,817) (5,729,791)
Cintas Corp. (26,617) (5,470,592)
Cisco Systems, Inc. (130,852) (8,074,877)
Clarivate plc (2,902,607) (11,407,246)
Clearway Energy, Inc., Class C (122,155) (3,697,632)
CMS Energy Corp. (9,846) (739,533)
CNH Industrial NV (281,210) (3,453,259)
CNX Resources Corp. (83,307) (2,622,504)
Cognex Corp. (136,089) (4,059,535)
Cognizant Technology Solutions
Corp., Class A (67,302) (5,148,603)
Coinbase Global, Inc., Class A (13,279) (2,287,042)
Columbia Sportswear Co. (83,425) (6,314,438)
Comerica, Inc. (250,074) (14,769,370)
Commercial Metals Co. (36,964) (1,700,714)
Conagra Brands, Inc. (159,787) (4,261,519)
Confluent, Inc., Class A (200,328) (4,695,688)
Constellation Brands, Inc., Class A (29,415) (5,398,241)
Constellation Energy Corp. (37,065) (7,473,416)
Copart, Inc. (239,468) (13,551,494)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Core & Main, Inc., Class A (211,186) (10,202,396)
Corning, Inc. (63,727) (2,917,422)
Corteva, Inc. (260,090) (16,367,464)
CoStar Group, Inc. (74,342) (5,890,117)
Coterra Energy, Inc. (297,860) (8,608,154)
Coty, Inc., Class A (622,291) (3,403,932)
Crane NXT Co. (232,323) (11,941,402)
Credit Acceptance Corp. (1,564) (807,571)
Crocs, Inc. (54,773) (5,816,893)
Crowdstrike Holdings, Inc., Class A (30,464) (10,740,997)
CSL Ltd. (2) (59,391) (9,347,504)
CSX Corp. (112,372) (3,307,108)
CubeSmart, REIT (153,196) (6,543,001)
Cullen/Frost Bankers, Inc. (7,534) (943,257)
DaVita, Inc. (24,488) (3,745,929)
Dayforce, Inc. (54,263) (3,165,161)
Deckers Outdoor Corp. (90,994) (10,174,039)
Deere & Co. (14,698) (6,898,506)
Dell Technologies, Inc., Class C (23,749) (2,164,721)
Dick's Sporting Goods, Inc. (50,101) (10,098,358)
Digital Realty Trust, Inc., REIT (51,694) (7,407,233)
Dillard's, Inc., Class A (6,151) (2,202,858)
Dollar General Corp. (53,983) (4,746,725)
Dollar Tree, Inc. (136,032) (10,211,922)
Domino's Pizza, Inc. (27,599) (12,680,361)
Dover Corp. (11,498) (2,019,969)
Doximity, Inc., Class A (82,445) (4,784,283)
DR Horton, Inc. (32,388) (4,117,486)
Dropbox, Inc., Class A (563,660) (15,055,359)
Duke Energy Corp. (89,288) (10,890,457)
Duolingo, Inc., Class A (15,847) (4,921,127)
Dynatrace, Inc. (144,831) (6,828,782)
Eagle Materials, Inc. (11,130) (2,470,081)
Eastman Chemical Co. (200,197) (17,639,358)
eBay, Inc. (152,502) (10,328,960)
Elanco Animal Health, Inc. (288,779) (3,032,180)
elf Beauty, Inc. (199,730) (12,541,047)
Emerson Electric Co. (98,755) (10,827,498)
Enovis Corp. (43,144) (1,648,532)
Ensign Group, Inc. (The) (59,829) (7,741,873)
Entegris, Inc. (212,777) (18,613,732)
Entergy Corp. (182,359) (15,589,871)
Envista Holdings Corp. (102,584) (1,770,600)
Equifax, Inc. (7,440) (1,812,086)
Equinix, Inc., REIT (7,407) (6,039,297)
Equity Residential, REIT (77,035) (5,514,165)
Erie Indemnity Co., Class A (62,243) (26,082,929)
Esab Corp. (88,667) (10,329,706)
Essential Utilities, Inc. (256,494) (10,139,208)
Estee Lauder Cos., Inc. (The),
Class A (39,851) (2,630,166)
ExlService Holdings, Inc. (102,769) (4,851,724)
Expand Energy Corp. (31,346) (3,489,437)
Expeditors International of
Washington, Inc. (53,030) (6,376,858)
Exponent, Inc. (20,000) (1,621,200)
Exxon Mobil Corp. (176,113) (20,945,119)
FactSet Research Systems, Inc. (27,974) (12,718,099)
Fastenal Co. (108,942) (8,448,452)
Ferrovial SE (2) (205,841) (9,206,802)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Fifth Third Bancorp (307,569) (12,056,705)
First Citizens BancShares, Inc.,
Class A (8,733) (16,192,030)
First Financial Bankshares, Inc. (38,937) (1,398,617)
First Solar, Inc. (54,433) (6,881,964)
FirstCash Holdings, Inc. (7,720) (928,870)
FirstEnergy Corp. (139,486) (5,638,024)
Fiserv, Inc. (132,365) (29,230,163)
Five9, Inc. (127,855) (3,471,263)
Flagstar Financial, Inc. (273,708) (3,180,487)
Flex Ltd. (171,228) (5,664,222)
Floor & Decor Holdings, Inc., Class
A (71,372) (5,743,305)
Flowers Foods, Inc. (134,698) (2,560,609)
Fluor Corp. (94,529) (3,386,029)
Ford Motor Co. (1,143,732) (11,471,632)
Fortive Corp. (45,027) (3,295,076)
Fortrea Holdings, Inc. (92,892) (701,335)
Fortune Brands Innovations, Inc. (67,079) (4,083,770)
Fox Corp., Class A (320,673) (18,150,092)
Franklin Resources, Inc. (272,277) (5,241,332)
FTI Consulting, Inc. (21,095) (3,461,268)
Gaming and Leisure Properties,
Inc., REIT (111,476) (5,674,128)
GE HealthCare Technologies, Inc. (139,547) (11,262,838)
Generac Holdings, Inc. (5,586) (707,467)
General Mills, Inc. (105,001) (6,278,010)
Gentex Corp. (386,354) (9,002,048)
Genuine Parts Co. (53,683) (6,395,793)
Glacier Bancorp, Inc. (91,891) (4,063,420)
GLOBALFOUNDRIES, Inc. (102,595) (3,786,781)
Globant SA (32,487) (3,824,370)
Globus Medical, Inc., Class A (79,199) (5,797,367)
Goldman Sachs Group, Inc. (The) (20,129) (10,996,271)
Graco, Inc. (56,388) (4,708,962)
Graphic Packaging Holding Co. (346,613) (8,998,073)
Grocery Outlet Holding Corp. (351,295) (4,911,104)
GXO Logistics, Inc. (151,454) (5,918,822)
H&R Block, Inc. (134,417) (7,380,837)
Haemonetics Corp. (25,689) (1,632,536)
Haleon plc (2) (5,249,672) (26,511,933)
Hamilton Lane, Inc., Class A (81,142) (12,063,381)
Harley-Davidson, Inc. (88,630) (2,237,908)
Healthcare Realty Trust, Inc., REIT (111,170) (1,878,773)
HEICO Corp. (41,208) (11,010,366)
Henry Schein, Inc. (171,260) (11,729,597)
Hershey Co. (The) (188,284) (32,202,214)
Highwoods Properties, Inc., REIT (202,367) (5,998,158)
Hilton Grand Vacations, Inc. (290,777) (10,877,968)
Hologic, Inc. (101,264) (6,255,077)
Home Depot, Inc. (The) (65,378) (23,960,383)
Honeywell International, Inc. (137,645) (29,146,329)
Hormel Foods Corp. (60,067) (1,858,473)
Houlihan Lokey, Inc., Class A (15,380) (2,483,870)
HP, Inc. (248,763) (6,888,247)
Hubbell, Inc., Class B (9,598) (3,176,074)
Huntington Ingalls Industries, Inc. (34,987) (7,138,747)
Hyatt Hotels Corp., Class A (159,496) (19,538,260)
IAC, Inc. (62,558) (2,873,915)
IDACORP, Inc. (41,108) (4,777,572)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
IDEX Corp. (55,009) (9,954,979)
Independence Realty Trust, Inc.,
REIT (380,071) (8,068,907)
Informatica, Inc., Class A (69,698) (1,216,230)
Ingersoll Rand, Inc. (256,012) (20,488,640)
Insperity, Inc. (25,831) (2,304,900)
Insulet Corp. (31,718) (8,329,464)
Intel Corp. (175,050) (3,975,386)
Intercontinental Exchange, Inc. (20,054) (3,459,315)
International Flavors & Fragrances,
Inc. (20,919) (1,623,524)
International Paper Co. (261,095) (13,929,418)
Intuitive Surgical, Inc. (31,665) (15,682,725)
Invitation Homes, Inc., REIT (85,223) (2,970,022)
Ionis Pharmaceuticals, Inc. (688,671) (20,777,204)
Iron Mountain, Inc., REIT (79,007) (6,797,762)
J M Smucker Co. (The) (74,970) (8,877,198)
Jack Henry & Associates, Inc. (70,034) (12,788,208)
James Hardie Industries plc,
CHESS (2) (24,576) (586,489)
Jefferies Financial Group, Inc. (13,885) (743,819)
Jones Lang LaSalle, Inc. (6,103) (1,512,995)
Kenvue, Inc. (881,844) (21,146,619)
KeyCorp (696,730) (11,140,713)
Keysight Technologies, Inc. (19,698) (2,950,169)
Kimberly-Clark Corp. (68,374) (9,724,150)
Kimco Realty Corp., REIT (171,902) (3,651,198)
Kinsale Capital Group, Inc. (26,441) (12,869,099)
Kite Realty Group Trust, REIT (115,592) (2,585,793)
KKR & Co., Inc. (134,186) (15,513,243)
Knife River Corp. (62,066) (5,598,974)
Kohl's Corp. (195,128) (1,596,147)
Kroger Co. (The) (395,685) (26,783,918)
Lam Research Corp. (31,488) (2,289,178)
Lamb Weston Holdings, Inc. (80,485) (4,289,851)
Lancaster Colony Corp. (8,124) (1,421,700)
Landstar System, Inc. (27,336) (4,105,867)
Lantheus Holdings, Inc. (42,273) (4,125,845)
Lattice Semiconductor Corp. (100,953) (5,294,985)
Leggett & Platt, Inc. (287,715) (2,275,826)
Lennar Corp., Class A (59,527) (6,832,509)
Liberty Media Corp.-Liberty Live,
Class C (68,174) (4,645,376)
Lincoln Electric Holdings, Inc. (4,364) (825,494)
Linde plc (41,849) (19,486,568)
Lithia Motors, Inc., Class A (3,728) (1,094,317)
Live Nation Entertainment, Inc. (49,265) (6,433,024)
LKQ Corp. (123,858) (5,268,919)
Lowe's Cos., Inc. (43,519) (10,149,936)
LPL Financial Holdings, Inc. (9,778) (3,198,775)
Lucid Group, Inc. (1,873,019) (4,532,706)
Lumentum Holdings, Inc. (213,573) (13,314,141)
M&T Bank Corp. (38,014) (6,795,003)
Macy's, Inc. (355,892) (4,470,004)
Madison Square Garden Sports
Corp., Class A (7,025) (1,367,908)
Maplebear, Inc. (253,764) (10,122,646)
Marriott Vacations Worldwide Corp. (39,195) (2,517,887)
Martin Marietta Materials, Inc. (29,228) (13,974,784)
Masimo Corp. (67,790) (11,293,814)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Mastercard, Inc., Class A (47,571) (26,074,617)
Match Group, Inc. (133,706) (4,171,627)
McDonald's Corp. (110,323) (34,461,597)
MDU Resources Group, Inc. (63,856) (1,079,805)
Meta Platforms, Inc., Class A (19,143) (11,033,259)
Mettler-Toledo International, Inc. (2,743) (3,239,236)
Microchip Technology, Inc. (254,882) (12,338,838)
Micron Technology, Inc. (125,216) (10,880,018)
Microsoft Corp. (75,564) (28,365,970)
MicroStrategy, Inc., Class A (30,435) (8,773,497)
Mid-America Apartment
Communities, Inc., REIT (93,061) (15,595,162)
Middleby Corp. (The) (32,674) (4,965,795)
MKS Instruments, Inc. (25,775) (2,065,866)
Moderna, Inc. (219,193) (6,214,122)
Mondelez International, Inc., Class
A (247,251) (16,775,980)
MongoDB, Inc., Class A (11,225) (1,968,865)
Monolithic Power Systems, Inc. (4,379) (2,539,732)
Monster Beverage Corp. (79,872) (4,674,109)
Moody's Corp. (12,696) (5,912,400)
Morgan Stanley (54,558) (6,365,282)
Morningstar, Inc. (6,427) (1,927,264)
Motorola Solutions, Inc. (34,720) (15,200,763)
MSA Safety, Inc. (15,002) (2,200,643)
MSC Industrial Direct Co., Inc.,
Class A (19,009) (1,476,429)
Murphy USA, Inc. (24,413) (11,469,472)
Nasdaq, Inc. (73,715) (5,592,020)
National Storage Affiliates Trust,
REIT (198,618) (7,825,549)
nCino, Inc. (454,368) (12,481,489)
Neogen Corp. (1,396,525) (12,107,872)
New Fortress Energy, Inc. (469,803) (3,904,063)
NextEra Energy, Inc. (145,074) (10,284,296)
NIKE, Inc., Class B (452,731) (28,739,364)
Nordson Corp. (36,592) (7,381,338)
Novanta, Inc. (52,367) (6,696,168)
Nucor Corp. (41,468) (4,990,259)
nVent Electric plc (87,718) (4,598,178)
NVR, Inc. (695) (5,034,851)
Old Dominion Freight Line, Inc. (35,202) (5,824,171)
Old National Bancorp (844,537) (17,895,739)
ON Semiconductor Corp. (142,366) (5,792,873)
ONEOK, Inc. (275,410) (27,326,180)
Onto Innovation, Inc. (20,024) (2,429,712)
Option Care Health, Inc. (326,396) (11,407,540)
Oracle Corp. (62,959) (8,802,298)
Ormat Technologies, Inc. (129,246) (9,146,739)
Otis Worldwide Corp. (79,150) (8,168,280)
PACCAR, Inc. (22,944) (2,234,057)
Parker-Hannifin Corp. (26,510) (16,114,104)
Paychex, Inc. (91,822) (14,166,298)
Paycom Software, Inc. (26,093) (5,700,799)
Paylocity Holding Corp. (3,831) (717,700)
Penn Entertainment, Inc. (584,697) (9,536,408)
Performance Food Group Co. (40,537) (3,187,424)
Permian Resources Corp., Class A (637,170) (8,824,805)
Perrigo Co. plc (184,270) (5,166,931)
Phillips 66 (65,451) (8,081,889)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Planet Fitness, Inc., Class A (198,103) (19,138,731)
Plug Power, Inc. (645,030) (870,791)
Pool Corp. (40,938) (13,032,612)
Post Holdings, Inc. (10,413) (1,211,657)
Power Integrations, Inc. (85,545) (4,320,023)
PPL Corp. (387,467) (13,991,433)
Premier, Inc., Class A (147,380) (2,841,486)
Procore Technologies, Inc. (61,909) (4,087,232)
Procter & Gamble Co. (The) (229,832) (39,167,970)
PTC, Inc. (73,672) (11,415,476)
Public Service Enterprise Group,
Inc. (85,832) (7,063,974)
Public Storage, REIT (66,456) (19,889,616)
PulteGroup, Inc. (82,863) (8,518,316)
PVH Corp. (27,864) (1,801,129)
Qorvo, Inc. (77,949) (5,644,287)
Quanta Services, Inc. (84,524) (21,484,310)
QuantumScape Corp. (1,221,337) (5,080,762)
Quest Diagnostics, Inc. (193,077) (32,668,629)
Rambus, Inc. (36,433) (1,886,319)
Rayonier, Inc., REIT (133,638) (3,725,827)
RBC Bearings, Inc. (20,653) (6,645,516)
Realty Income Corp., REIT (272,143) (15,787,015)
Regal Rexnord Corp. (19,497) (2,219,733)
Regency Centers Corp., REIT (34,342) (2,533,066)
Reliance, Inc. (13,462) (3,887,153)
RenaissanceRe Holdings Ltd. (42,735) (10,256,400)
Repligen Corp. (54,506) (6,935,343)
Revvity, Inc. (195,339) (20,666,866)
Rexford Industrial Realty, Inc.,
REIT (187,894) (7,356,050)
RH (45,072) (10,565,328)
Rivian Automotive, Inc., Class A (565,600) (7,041,720)
RLI Corp. (51,644) (4,148,563)
Robinhood Markets, Inc., Class A (145,728) (6,065,199)
Rockwell Automation, Inc. (56,565) (14,615,265)
Roivant Sciences Ltd. (1,457,926) (14,710,473)
Roper Technologies, Inc. (2,882) (1,699,170)
Royal Caribbean Cruises Ltd. (113,694) (23,357,295)
RPM International, Inc. (64,053) (7,409,651)
RTX Corp. (109,898) (14,557,089)
Ryan Specialty Holdings, Inc.,
Class A (231,116) (17,072,539)
Ryder System, Inc. (18,598) (2,674,578)
Saia, Inc. (23,287) (8,137,176)
Salesforce, Inc. (14,864) (3,988,903)
Schneider National, Inc., Class B (83,056) (1,897,830)
Sealed Air Corp. (152,421) (4,404,967)
SEI Investments Co. (150,542) (11,686,575)
Sempra (253,056) (18,058,076)
Sensata Technologies Holding plc (190,511) (4,623,702)
SharkNinja, Inc. (48,461) (4,042,132)
Sherwin-Williams Co. (The) (18,490) (6,456,523)
Shift4 Payments, Inc., Class A (332,393) (27,159,832)
Silgan Holdings, Inc. (125,263) (6,403,445)
Silicon Laboratories, Inc. (7,333) (825,476)
Simon Property Group, Inc., REIT (32,547) (5,405,406)
Simpson Manufacturing Co., Inc. (52,319) (8,218,269)
SoFi Technologies, Inc. (286,864) (3,336,228)
Solventum Corp. (32,601) (2,478,980)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Somnigroup International, Inc. (215,606) (12,910,487)
Southern Co. (The) (8,982) (825,895)
SouthState Corp. (98,414) (9,134,787)
Southwest Airlines Co. (73,209) (2,458,358)
Southwest Gas Holdings, Inc. (109,204) (7,840,847)
STAG Industrial, Inc., REIT (22,455) (811,075)
Starbucks Corp. (259,779) (25,481,722)
Stellantis NV (2) (751,367) (8,427,395)
Stryker Corp. (25,776) (9,595,116)
Sun Communities, Inc., REIT (151,424) (19,479,183)
Super Micro Computer, Inc. (364,674) (12,486,438)
Synaptics, Inc. (14,398) (917,441)
Synopsys, Inc. (35,154) (15,075,793)
Sysco Corp. (285,834) (21,448,983)
T. Rowe Price Group, Inc. (51,241) (4,707,511)
Teledyne Technologies, Inc. (8,934) (4,446,541)
Tenaris SA (2) (304,956) (5,967,605)
Tesla, Inc. (29,540) (7,655,586)
Tetra Tech, Inc. (75,935) (2,221,099)
Texas Instruments, Inc. (55,880) (10,041,636)
The Campbell's Co. (110,307) (4,403,455)
Thor Industries, Inc. (255,581) (19,375,596)
Timken Co. (The) (66,456) (4,776,193)
Toast, Inc., Class A (443,911) (14,724,528)
TopBuild Corp. (25,218) (7,690,229)
TPG, Inc. (106,921) (5,071,263)
Tractor Supply Co. (295,725) (16,294,448)
Trade Desk, Inc. (The), Class A (127,952) (7,001,533)
Tradeweb Markets, Inc., Class A (5,074) (753,286)
TransDigm Group, Inc. (5,660) (7,829,421)
Trex Co., Inc. (202,354) (11,756,767)
Tyler Technologies, Inc. (16,843) (9,792,352)
U-Haul Holding Co. (1,508) (98,563)
U-Haul Holding Co. (48,628) (2,877,805)
Ultragenyx Pharmaceutical, Inc. (72,963) (2,641,990)
Under Armour, Inc., Class A (2,169,685) (13,560,531)
Union Pacific Corp. (51,742) (12,223,530)
United Bankshares, Inc. (75,145) (2,605,277)
United Rentals, Inc. (12,779) (8,008,599)
Universal Display Corp. (24,071) (3,357,423)
US Bancorp (181,066) (7,644,607)
Vail Resorts, Inc. (19,252) (3,080,705)
Valaris Ltd. (264,577) (10,387,293)
Valmont Industries, Inc. (5,586) (1,594,077)
Valvoline, Inc. (234,359) (8,158,037)
Verisk Analytics, Inc., Class A (39,036) (11,617,894)
Verizon Communications, Inc. (97,535) (4,424,188)
Vertex Pharmaceuticals, Inc. (24,078) (11,673,496)
Viatris, Inc. (261,909) (2,281,227)
VICI Properties, Inc., Class A,
REIT (567,486) (18,511,393)
Viking Therapeutics, Inc. (247,084) (5,967,079)
Visa, Inc., Class A (33,808) (11,848,352)
Vishay Intertechnology, Inc. (96,493) (1,534,239)
Visteon Corp. (9,900) (768,438)
Vistra Corp. (43,174) (5,070,355)
Vontier Corp. (51,914) (1,705,375)
Vornado Realty Trust, REIT (145,502) (5,382,119)
Voya Financial, Inc. (70,092) (4,749,434)
Walmart, Inc. (160,997) (14,133,927)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Walt Disney Co. (The) (90,001) (8,883,099)
Warner Music Group Corp., Class
A (325,655) (10,209,284)
Waste Connections, Inc. (17,363) (3,389,084)
Waste Management, Inc. (118,711) (27,482,784)
Watsco, Inc. (20,078) (10,205,647)
Watts Water Technologies, Inc.,
Class A (3,862) (787,539)
Wayfair, Inc., Class A (140,066) (4,486,314)
Webster Financial Corp. (60,818) (3,135,168)
Wells Fargo & Co. (117,627) (8,444,442)
Welltower, Inc., REIT (239,416) (36,680,926)
West Pharmaceutical Services,
Inc. (35,615) (7,973,486)
Western Digital Corp. (86,022) (3,477,869)
Westlake Corp. (42,960) (4,297,289)
WEX, Inc. (13,121) (2,060,259)
Weyerhaeuser Co., REIT (211,026) (6,178,841)
White Mountains Insurance Group
Ltd. (1,831) (3,526,158)
Williams Cos., Inc. (The) (80,948) (4,837,452)
Willis Towers Watson plc (8,827) (2,983,085)
WillScot Holdings Corp. (398,738) (11,084,916)
Wintrust Financial Corp. (72,466) (8,149,526)
Wolfspeed, Inc. (388,880) (1,189,973)
Workday, Inc., Class A (16,463) (3,844,604)
WW Grainger, Inc. (6,450) (6,371,504)
Wynn Resorts Ltd. (84,975) (7,095,413)
XPO, Inc. (120,400) (12,952,632)
Xylem, Inc. (77,372) (9,242,859)
YETI Holdings, Inc. (152,773) (5,056,786)
Yum! Brands, Inc. (4,596) (723,227)
(3,903,212,273)
Zambia - ( 0 .2 ) %
First Quantum Minerals Ltd. (592,944) (7,972,945)
TOTAL COMMON STOCKS
(Proceeds $(6,992,456,139))                                                     (6,329,021,368)
PREFERRED STOCKS - (0.8)%
Germany - ( 0 .8 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (354,126) (17,735,641)
Henkel AG & Co. KGaA
(Preference) (2) (32,281) (2,568,508)
Sartorius AG (Preference) (2) (20,999) (4,895,290)
Volkswagen AG (Preference) (2) (24,905) (2,541,262)
TOTAL PREFERRED STOCKS
(Proceeds $(39,364,225))                                                     (27,740,701)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2025 amounted to $6,714,483,758, which is inclusive of rehypothecated amounts disclosed below. In addition, $176,968,217 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $37,343,441, which represents 1.07% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at March 31, 2025 amounted to $882,397,466.
(d) Represents 7-day effective yield as of March 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended March 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - (0.0)% †
Belgium - ( 0 .0 ) % †
Elia Group SA/NV, expiring
4/3/2025
(Proceeds $–) (33,502) (163,450)
TOTAL SHORT POSITIONS
(Proceeds $(7,031,820,364)) (6,356,925,519)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.1%
(Cost $2,128,353,760) 3,213,238,841
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.9% ‡ 274,345,270
NET ASSETS - 100.0% 3,487,584,111
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 127,905,242 3 .7%
Consumer Discretionary (61,355,397) ( 1 .8 )
Consumer Staples (244,088,135) ( 7 .0 )
Energy 150,958,436 4 .3
Financials 433,738,309 12 .4
Health Care 153,941,436 4 .4
Industrials 67,948,874 2 .0
Information Technology 7,902,799 0 .2
Materials (62,163,163) ( 1 .8 )
Real Estate (126,466,425) ( 3 .6 )
Utilities (7,196,529) ( 0 .2 )
Investment Companies 1,001,733,526 28 .7
U.S. Treasury Obligations 1,770,379,868 50 .8
Total Investments In Securities
At Value 3,213,238,841 92 .1
Other Assets in Excess of
Liabilities ‡ 274,345,270 7 .9
Net Assets
$ 3,487,584,111 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2025
Shares
Held At
3/31/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 28.7%
INVESTMENT COMPANIES - 28.7%
Limited Purpose
Cash Investment
Fund,
4.32% (a)
(Cost $999,293,683) $531,744,456 $2,659,271,567 $(2,191,556,878) $(10,931) $(45,212) $999,403,002 999,702,913 $7,984,227 $–
(a) Represents 7-day effective yield as of March 31, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
Total return swap contracts outstanding as of March 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 AUD 14,569,811 $ 57,806
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 CAD 19,230,391 280,656
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.50%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 SGD 3,770,782 104,950
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.23%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 EUR 5,071,910 164,210
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.65%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 GBP 12,200,908 95,267
Total unrealized appreciation 702,889
Amsterdam
Exchange Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 04/17/2025 EUR 7,378,114 (165,100)
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 04/29/2025 HKD 4,632,400 (12,234)
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 04/29/2025 HKD 22,003,900 (51,147)

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 06/20/2025 CHF 21,961,280 $ (695,787)
MSCI France Net
Return Index
Decreases in
total return of
reference entity
and pays the
ESTR
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 EUR 10,391,409 (279,309)
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.26%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 EUR 11,825,386 (312,874)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 EUR 6,281,616 (21,589)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 JPY 4,690,779,728 (237,762)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.46%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 EUR 7,068,759 (258,666)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-1.00%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 SEK 55,831,456 (245,295)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 CHF 9,596,756 $ (172,526)
Total unrealized depreciation (2,452,289)
Net unrealized depreciation $ (1,749,400)
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 274 4/2025 EUR $ 23,119,913 $ (963,996)
Hang Seng Index 12 4/2025 HKD 1,785,940 (31,666)
IBEX 35 Index 44 4/2025 EUR 6,242,176 (75,447)
MSCI Singapore Index 90 4/2025 SGD 2,610,807 (40,436)
OMXS30 Index 317 4/2025 SEK 7,806,895 (556,386)
DAX Index 9 6/2025 EUR 5,443,913 (229,320)
FTSE 100 Index 260 6/2025 GBP 28,856,662 (437,965)
FTSE/MIB Index 29 6/2025 EUR 5,853,542 (204,178)
S&P 500 E-Mini Index 3,202 6/2025 USD 905,085,325 8,911,953
S&P/TSX 60 Index 148 6/2025 CAD 30,804,322 399,187
SPI 200 Index 81 6/2025 AUD 9,966,935 (44,082)
TOPIX Index 258 6/2025 JPY 45,789,453 (124,436)
Net unrealized appreciation $ 6,603,228
Forward foreign currency exchange contracts outstanding as of March 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 6,829,125 USD 4,250,885 CITI 6/18/2025 $ 19,035
AUD 6,829,124 USD 4,250,863 JPMC 6/18/2025 19,057
CAD 34,020,205 USD 23,702,318 CITI 6/18/2025 30,024
CAD 34,020,205 USD 23,702,200 JPMC 6/18/2025 30,143
CHF 13,204,061 USD 14,913,067 CITI 6/18/2025 150,128
CHF 13,204,061 USD 14,912,993 JPMC 6/18/2025 150,203
DKK 34,833,221 USD 4,925,673 CITI 6/18/2025 148,603
DKK 34,833,222 USD 4,925,649 JPMC 6/18/2025 148,628
EUR 58,338,501 USD 61,700,534 CITI 6/18/2025 1,657,200
EUR 58,338,500 USD 61,700,224 JPMC 6/18/2025 1,657,509
GBP 20,721,500 USD 26,252,587 CITI 6/18/2025 512,464
GBP 20,721,501 USD 26,252,457 JPMC 6/18/2025 512,595
NOK 9,894,000 USD 899,489 CITI 6/18/2025 40,922
NOK 9,894,000 USD 899,485 JPMC 6/18/2025 40,926
NZD 71,714 USD 40,418 CITI 6/18/2025 376

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 71,714 USD 40,418 JPMC 6/18/2025 $ 376
SEK 75,591,002 USD 7,300,206 CITI 6/18/2025 254,709
SEK 75,590,999 USD 7,300,169 JPMC 6/18/2025 254,746
SGD 1,365,713 USD 1,018,058 CITI 6/18/2025 2,572
SGD 1,365,716 USD 1,018,056 JPMC 6/18/2025 2,577
USD 10,994,438 EUR 10,034,500 CITI 6/18/2025 96,606
USD 10,994,493 EUR 10,034,500 JPMC 6/18/2025 96,661
USD 7,400,319 HKD 57,434,500 CITI 6/18/2025 6,066
USD 7,400,356 HKD 57,434,500 JPMC 6/18/2025 6,103
USD 42,022,572 JPY 6,208,750,001 CITI 6/18/2025 266,388
USD 42,022,782 JPY 6,208,750,000 JPMC 6/18/2025 266,598
USD 3,869,655 SGD 5,147,720 CITI 6/18/2025 22,640
USD 3,869,673 SGD 5,147,718 JPMC 6/18/2025 22,659
Total unrealized appreciation 6,416,514
AUD 14,061,875 USD 8,869,358 CITI 6/18/2025 (77,150)
AUD 14,061,876 USD 8,869,314 JPMC 6/18/2025 (77,105)
CHF 3,774,439 USD 4,350,065 CITI 6/18/2025 (44,184)
CHF 3,774,439 USD 4,350,043 JPMC 6/18/2025 (44,163)
DKK 3,403,001 USD 496,138 CITI 6/18/2025 (411)
DKK 3,402,999 USD 496,135 JPMC 6/18/2025 (409)
EUR 6,838,000 USD 7,455,747 CITI 6/18/2025 (29,431)
EUR 6,838,000 USD 7,455,710 JPMC 6/18/2025 (29,392)
GBP 8,475,499 USD 10,977,482 CITI 6/18/2025 (30,052)
GBP 8,475,501 USD 10,977,429 JPMC 6/18/2025 (29,997)
HKD 29,274,000 USD 3,771,922 CITI 6/18/2025 (3,119)
HKD 29,274,000 USD 3,771,903 JPMC 6/18/2025 (3,100)
ILS 6,167,000 USD 1,722,820 CITI 6/18/2025 (61,209)
ILS 6,167,000 USD 1,722,812 JPMC 6/18/2025 (61,203)
JPY 7,469,797,501 USD 50,833,907 CITI 6/18/2025 (596,701)
JPY 7,469,797,500 USD 50,833,653 JPMC 6/18/2025 (596,448)
NZD 179,286 USD 102,998 CITI 6/18/2025 (1,012)
NZD 179,285 USD 102,996 JPMC 6/18/2025 (1,011)
SGD 3,585,287 USD 2,696,669 CITI 6/18/2025 (17,298)
SGD 3,585,284 USD 2,696,653 JPMC 6/18/2025 (17,283)
USD 76,783,565 EUR 72,176,561 CITI 6/18/2025 (1,602,805)
USD 76,783,948 EUR 72,176,560 JPMC 6/18/2025 (1,602,422)
USD 13,262,353 GBP 10,459,999 CITI 6/18/2025 (248,368)
USD 13,262,422 GBP 10,460,001 JPMC 6/18/2025 (248,302)
USD 135,086 NOK 1,500,000 CITI 6/18/2025 (7,487)
USD 135,087 NOK 1,500,000 JPMC 6/18/2025 (7,486)
USD 17,379 SEK 179,621 CITI 6/18/2025 (573)
USD 17,379 SEK 179,618 JPMC 6/18/2025 (573)
USD 1,046,616 SGD 1,403,922 CITI 6/18/2025 (2,569)
USD 1,046,624 SGD 1,403,925 JPMC 6/18/2025 (2,564)
Total unrealized depreciation (5,443,827)
Net unrealized appreciation $ 972,687

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
Total return basket swap contracts outstanding as of March 31, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026
$– $(400,400) $(620) $(401,020)
JPMC The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
42 months
maturity
08/24/2028
$– $– $– $–

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 3.5%
Consumer Staples - 3.5%
Food Products - 3.5%
Archer-Daniels-Midland Co. (1)
15,495 743,915
Bunge Global SA (1)
5,888 449,961
Conagra Brands, Inc. (1)
19,558 521,612
Darling Ingredients, Inc. (1)*
12,259 382,971
Flowers Foods, Inc. (1)
16,096 305,985
Freshpet, Inc. (1)*
3,111 258,742
General Mills, Inc. (1)
15,580 931,528
Hershey Co. (The) (1)
4,528 774,424
Hormel Foods Corp. (1)
15,486 479,137
Ingredion, Inc. (1)
3,831 517,990
J M Smucker Co. (The) (1)
4,662 552,027
Kellanova (1)
10,357 854,349
Kraft Heinz Co. (The) (1)
25,233 767,840
Lamb Weston Holdings, Inc. (1)
6,441 343,305
McCormick & Co., Inc. (Non-Voting)
(1) 9,160 753,960
Mondelez International, Inc., Class
A (1) 30,781 2,088,491
Pilgrim's Pride Corp. (1)*
9,322 508,142
Post Holdings, Inc. (1)*
3,830 445,659
Seaboard Corp. (1)
94 253,529
The Campbell's Co. (1)
10,378 414,290
Tyson Foods, Inc., Class A (1)
10,937 697,890
WK Kellogg Co. (1)
18,423 367,170
Total Consumer Staples 13,412,917
TOTAL COMMON STOCKS
(Cost $13,649,725) 13,412,917
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 4.6%
U.S. Treasury Inflation-Linked Notes
1.75%, 1/15/2034 (a)(b) $ 10,231,056 10,213,356
1.88%, 7/15/2034 (a)(b) 7,145,246 7,211,660
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,107,821) 17,425,016
SHARES
SHORT-TERM INVESTMENTS - 78.9%
INVESTMENT COMPANIES - 47.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.15% (1)(c)(d) 14,269,648 14,269,648
Limited Purpose Cash Investment
Fund, 4.32% (1)(c) 166,543,425 166,493,462
TOTAL INVESTMENT COMPANIES
(Cost $180,742,911) 180,763,110
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 31.7%
U.S. Treasury Bills
4.40%, 4/10/2025 (e) $ 13,519,000 13,504,636
4.36%, 4/17/2025 (e)(f) 7,000,000 6,986,750
4.41%, 4/24/2025 (e) 1,052,000 1,049,154
4.41%, 5/22/2025 (e) 1,929,000 1,917,454
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 31.7% (continued)
4.40%, 6/5/2025 (e) $ 1,522,000 1,510,472
4.29%, 6/12/2025 (e)(f) 1,786,000 1,771,033
4.25%, 6/20/2025 (e) 2,283,000 2,261,688
4.26%, 6/26/2025 (e)(f) 1,964,000 1,944,318
4.20%, 7/10/2025 (e)(f) 438,000 432,908
4.25%, 7/24/2025 (e)(f) 6,937,000 6,845,470
4.23%, 7/31/2025 (e)(f) 644,000 634,974
4.28%, 8/14/2025 (e) 14,867,000 14,635,911
4.31%, 8/21/2025 (e)(f) 13,087,000 12,874,322
4.27%, 8/28/2025 (e)(f) 8,576,000 8,430,115
4.22%, 9/4/2025 (e) 4,990,000 4,901,438
4.16%, 9/11/2025 (e)(f) 31,171,000 30,592,345
4.17%, 9/25/2025 (e)(f) 9,867,000 9,668,826
4.16%, 10/2/2025 (e) 1,163,000 1,138,801
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $121,093,356) 121,100,615
TOTAL SHORT-TERM INVESTMENTS
(Cost $301,836,267) 301,863,725
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.0%
(Cost $332,593,813) 332,701,658
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.0% ‡ 49,755,505
NET ASSETS - 100.0% 382,457,163
SECTOR VALUE
% OF NET
ASSETS
Consumer Staples $ 13,412,917 3.5%
Investment Companies 180,763,110 47.2
U.S. Treasury Obligations 138,525,631 36.3
Total Investments In Securities
At Value 332,701,658 87.0
Other Assets in Excess of
Liabilities ‡ 49,755,505 13.0
Net Assets
$ 382,457,163 100.0%

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
* Non-income producing security.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts, and value of reverse repurchase agreements.
(a) On March 31, 2025, securities valued at $17,425,016 were pledged as collateral for reverse repurchase agreements outstanding.
(b) Inflation-protected security.
(c) Represents 7-day effective yield as of March 31, 2025.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Reverse repurchase agreements at March 31, 2025:
Over-the-Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
JPMC 3/10/2025 4.45% 4/10/2025 USD $ 7,146,022
MLIN 3/10/2025 4.46% 4/10/2025 USD 10,023,750
$ 17,169,772
The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2025 was $13,335,688 at a net weighted average interest rate of 4.220%.
Credit default swap contracts outstanding - buy protection as of March 31, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 43.V1 1.00 % Quarterly 6/20/2030 0.64 % EUR 400,000 $ (8,581) $ 816 $ (7,765)
Markit CDX North America
High Yield Index Series
44.V1 5.00 Quarterly 6/20/2030 3.77 USD 1,167,000 (62,311) (77) (62,388)
Markit CDX North America
High Yield Index Series
44.V1 5.00 Quarterly 6/20/2030 3.77 USD 1,167,000 (62,311) (77) (62,388)
Markit CDX North America
Investment Grade Index
Series 44.V1 1.00 Quarterly 6/20/2030 0.61 USD 50,000 (932) (347) (1,279)
$ (134,135) $ 315 $ (133,820)
Credit default swap contracts outstanding - sell protection as of March 31, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 43.V1 5.00 % Quarterly 6/20/2030 3.28 % EUR 6,227,000 $ 549,423 $ (35,997) $ 513,426
iTraxx Europe Crossover
Index Series 43.V1 5.00 Quarterly 6/20/2030 3.28 EUR 6,227,000 549,423 (35,997) 513,426
iTraxx Europe Main Index
Series 43.V1 1.00 Quarterly 6/20/2030 0.64 EUR 15,334,000 319,436 (21,756) 297,680

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 44.V1 1.00 % Quarterly 6/20/2030 0.61 % USD 7,194,000 $ 135,187 $ (2,886) $ 132,301
1,553,469 (96,636) 1,456,833
Markit CDX North America
Emerging Markets Index
Series 43.V1 1.00 % Quarterly 6/20/2030 1.85 % USD 6,211,500 $ (240,626) $ 4,983 $ (235,643)
Markit CDX North America
Emerging Markets Index
Series 43.V1 1.00 Quarterly 6/20/2030 1.85 USD 6,211,500 (237,644) 2,001 (235,643)
(478,270) 6,984 (471,286)
$ 1,075,199 $ (89,652) $ 985,547
Forward effective interest rate swap contracts outstanding as of March 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 5.00% Semi 9/20/2027 CLP 3,046,600,000 $ (3,492) $ 9,486 $ 5,994
Pay 1D CLICP Semi 5.00% Semi 9/20/2027 CLP 3,046,600,000 (3,492) 9,486 5,994
Pay 1D CORRA Semi 2.50% Semi 6/16/2027 CAD 88,800,000 109,674 134,872 244,546
Pay 1D CORRA Semi 2.50% Semi 6/16/2027 CAD 88,900,000 109,423 135,399 244,822
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 162,400,000 370,162 118,151 488,313
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 162,400,000 369,420 118,894 488,314
Pay 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 400,000 688 405 1,093
Pay 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 500,000 826 541 1,367
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 8,100,000 61,123 69,980 131,103
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 8,100,000 63,185 67,919 131,104
Pay 1D SARON Annual 0.50% Annual 6/19/2030 CHF 20,300,000 311,212 (161,645) 149,567
Pay 1D SARON Annual 0.50% Annual 6/19/2030 CHF 20,300,000 314,417 (164,850) 149,567
Pay 1D SARON Annual 0.50% Annual 9/18/2030 CHF 23,700,000 (47,686) 180,366 132,680
Pay 1D SARON Annual 0.50% Annual 9/18/2030 CHF 23,700,000 (47,758) 180,438 132,680
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 1,100,000 (9,162) 28,369 19,207
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 1,200,000 (9,884) 30,431 20,547
Pay 1D SOFR Annual 4.00% Annual 9/18/2030 USD 104,300,000 1,481,192 375,476 1,856,668
Pay 1D SOFR Annual 4.00% Annual 9/18/2030 USD 104,300,000 1,481,551 375,025 1,856,576
Pay 1D SOFR Annual 4.00% Annual 6/20/2035 USD 38,700,000 115,214 664,047 779,261
Pay 1D SOFR Annual 4.00% Annual 6/20/2035 USD 38,700,000 117,608 661,816 779,424
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 11,700,000 129,442 106,249 235,691
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 11,700,000 130,036 105,645 235,681
Pay 1D SONIA Annual 4.00% Annual 6/19/2030 GBP 14,500,000 (4,831) 21,104 16,273
Pay 1D SONIA Annual 4.00% Annual 6/19/2030 GBP 14,500,000 (6,174) 22,421 16,247
Pay 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 23,800,000 100,110 (60,683) 39,427
Pay 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 23,900,000 101,155 (61,563) 39,592
Pay 1D SONIA Annual 4.50% Annual 6/16/2055 GBP 7,100,000 67,558 49,367 116,925
Pay 1D SONIA Annual 4.50% Annual 6/16/2055 GBP 7,100,000 67,943 48,982 116,925
Pay 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 6,700,000 45,025 63,050 108,075
Pay 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 6,600,000 44,072 62,392 106,464
Pay 1D SORA Semi 2.50% Semi 9/15/2027 SGD 16,700,000 70,390 11,447 81,837
Pay 1D SORA Semi 2.50% Semi 9/15/2027 SGD 16,800,000 70,884 11,443 82,327
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/15/2027 MXN 65,500,000 6,760 8,840 15,600
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/15/2027 MXN 65,500,000 6,760 8,840 15,600
Pay 1D TIIEOIS Monthly 8.50% Monthly 9/11/2030 MXN 133,000,000 91,472 29,495 120,967
Pay 1D TIIEOIS Monthly 8.50% Monthly 9/11/2030 MXN 133,000,000 91,472 29,495 120,967

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 2,153,800,000 $ 16,612 $ 8,972 $ 25,584
Pay 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 2,153,900,000 16,615 8,971 25,586
Pay 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 6,460,600,000 22,177 5,224 27,401
Pay 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 6,460,700,000 22,459 4,942 27,401
Pay 1D TONAR Annual 2.00% Annual 6/21/2045 JPY 1,170,400,000 212,189 12,673 224,862
Pay 1D TONAR Annual 2.00% Annual 6/21/2045 JPY 1,170,500,000 212,207 12,677 224,884
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 3,130,200,000 581,485 (70,491) 510,994
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 3,130,200,000 707,662 (196,668) 510,994
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 42,500,000 (4,947) 68,268 63,321
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 42,500,000 (4,926) 68,248 63,322
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 231,300,000 73,784 211,955 285,739
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 231,300,000 74,374 211,365 285,739
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 1,200,000 7,669 1,992 9,661
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 1,200,000 7,669 1,992 9,661
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/15/2027 HKD 500,000 148 175 323
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/15/2027 HKD 400,000 118 140 258
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/17/2027 ZAR 157,200,000 17,932 2,913 20,845
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/17/2027 ZAR 157,200,000 17,937 2,908 20,845
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/15/2027 ZAR 173,000,000 18,726 1,165 19,891
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/15/2027 ZAR 173,000,000 18,726 1,165 19,891
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/18/2030 ZAR 207,000,000 45,851 6,067 51,918
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/18/2030 ZAR 207,000,000 45,843 6,076 51,919
Pay 3M STIBOR Qtrly 2.50% Annual 6/16/2027 SEK 314,100,000 (6,240) 21,274 15,034
Pay 3M STIBOR Qtrly 2.50% Annual 6/16/2027 SEK 314,200,000 (6,242) 21,281 15,039
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 600,000 142 380 522
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 600,000 388 134 522
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 113,200,000 551,290 459,858 1,011,148
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 113,200,000 550,444 460,704 1,011,148
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 48,300,000 192,436 189,027 381,463
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 48,200,000 193,026 187,646 380,672
Pay 6M EURIBOR Semi 2.50% Annual 6/19/2030 EUR 35,400,000 187,473 (29,022) 158,451
Pay 6M EURIBOR Semi 2.50% Annual 6/19/2030 EUR 35,400,000 186,840 (28,388) 158,452
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 150,200,000 (315,774) 806,414 490,640
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 150,200,000 (314,824) 805,981 491,157
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 330,000,000 7,128 17,719 24,847
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 330,000,000 7,125 17,722 24,847
Receive 1D IBR Qtrly 8.00% Qtrly 9/17/2027 COP 7,378,500,000 3,659 5,468 9,127
Receive 1D IBR Qtrly 8.00% Qtrly 9/17/2027 COP 7,378,500,000 3,659 5,468 9,127
Receive 1D SARON Annual 0.50% Annual 6/20/2035 CHF 18,700,000 (439,821) 785,372 345,551
Receive 1D SARON Annual 0.50% Annual 6/20/2035 CHF 18,700,000 (438,621) 784,746 346,125
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 21,500,000 561,699 (103,712) 457,987
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 21,400,000 561,826 (105,969) 455,857
Receive 1D SOFR Annual 3.50% Annual 6/16/2027 USD 162,800,000 679,511 (280,769) 398,742
Receive 1D SOFR Annual 3.50% Annual 6/16/2027 USD 162,700,000 678,448 (279,952) 398,496
Receive 1D SOFR Annual 3.50% Annual 9/15/2027 USD 209,800,000 635,773 (452,653) 183,120
Receive 1D SOFR Annual 3.50% Annual 9/15/2027 USD 209,900,000 634,756 (451,548) 183,208
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 14,700,000 (177,495) 428,630 251,135
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 14,700,000 (176,964) 428,100 251,136
Receive 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 7,680,600,000 333,211 (67,515) 265,696
Receive 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 7,680,600,000 333,214 (67,518) 265,696
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 15,500,000 (8,009) 11,003 2,994
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 15,500,000 (8,009) 11,003 2,994
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2027 CNY 154,000,000 25,748 (5,165) 20,583

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2027 CNY 154,000,000 $ 25,749 $ (5,167) $ 20,582
Receive 3M BBR Qtrly 3.50% Qtrly 6/10/2027 AUD 468,800,000 713,637 (321,894) 391,743
Receive 3M BBR Qtrly 3.50% Qtrly 6/10/2027 AUD 468,700,000 713,466 (321,711) 391,755
Receive 3M BBR Qtrly 3.50% Qtrly 9/09/2027 AUD 260,200,000 473,795 (353,701) 120,094
Receive 3M BBR Qtrly 3.50% Qtrly 9/09/2027 AUD 260,100,000 473,104 (352,924) 120,180
Receive 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 4,800,000 33,801 (4,459) 29,342
Receive 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 4,700,000 32,720 (3,989) 28,731
Receive 3M BBR Qtrly 4.00% Semi 9/12/2035 NZD 7,800,000 86,367 (25,164) 61,203
Receive 3M BBR Qtrly 4.00% Semi 9/12/2035 NZD 7,900,000 83,188 (21,199) 61,989
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 3,600,000,000 5,911 136 6,047
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 3,600,000,000 5,911 136 6,047
Receive 3M STIBOR Qtrly 2.50% Annual 6/19/2030 SEK 96,000,000 (27,883) 100,790 72,907
Receive 3M STIBOR Qtrly 2.50% Annual 6/19/2030 SEK 96,000,000 (27,847) 100,755 72,908
Receive 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 120,000,000 97,537 9,462 106,999
Receive 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 120,000,000 97,596 9,402 106,998
Receive 6M BBR Semi 4.50% Semi 6/08/2045 AUD 200,000 (647) 1,717 1,070
Receive 6M BBR Semi 4.50% Semi 6/08/2045 AUD 200,000 (647) 1,717 1,070
Receive 6M BUBOR Semi 6.50% Annual 6/16/2027 HUF 615,100,000 251 2,185 2,436
Receive 6M BUBOR Semi 6.50% Annual 6/16/2027 HUF 615,100,000 251 2,185 2,436
Receive 6M BUBOR Semi 6.50% Annual 9/15/2027 HUF 800,000,000 (3,071) 5,635 2,564
Receive 6M BUBOR Semi 6.50% Annual 9/15/2027 HUF 800,000,000 (3,071) 5,635 2,564
Receive 6M BUBOR Semi 6.50% Annual 9/18/2030 HUF 185,000,000 450 5,035 5,485
Receive 6M BUBOR Semi 6.50% Annual 9/18/2030 HUF 185,000,000 450 5,035 5,485
Receive 6M EURIBOR Semi 2.50% Annual 6/20/2035 EUR 19,500,000 (218,246) 525,201 306,955
Receive 6M EURIBOR Semi 2.50% Annual 6/20/2035 EUR 19,600,000 (216,384) 524,594 308,210
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 50,600,000 629,731 256,539 886,270
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 50,600,000 626,900 258,869 885,769
Receive 6M EURIBOR Semi 2.50% Annual 6/16/2055 EUR 13,200,000 429,004 (58,771) 370,233
Receive 6M EURIBOR Semi 2.50% Annual 6/16/2055 EUR 13,200,000 429,004 (58,771) 370,233
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 19,500,000 618,012 (69,845) 548,167
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 19,500,000 612,212 (64,438) 547,774
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 473,800,000 2,544 261,774 264,318
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 473,700,000 2,566 261,699 264,265
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 863,000,000 135,569 182,574 318,143
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 863,100,000 135,645 182,542 318,187
Receive 6M WIBOR Semi 4.50% Annual 6/16/2027 PLN 23,000,000 44,896 (22,872) 22,024
Receive 6M WIBOR Semi 4.50% Annual 6/16/2027 PLN 23,100,000 45,091 (22,972) 22,119
Receive 6M WIBOR Semi 4.50% Annual 9/15/2027 PLN 11,900,000 5,448 (5,349) 99
Receive 6M WIBOR Semi 4.50% Annual 9/15/2027 PLN 11,900,000 5,519 (5,420) 99
Receive 6M WIBOR Semi 4.50% Annual 9/18/2030 PLN 1,200,000 166 (153) 13
Receive 6M WIBOR Semi 4.50% Annual 9/18/2030 PLN 1,200,000 166 (153) 13
18,411,263 8,222,243 26,633,506
Pay 1D IBR Qtrly 8.50% Qtrly 9/17/2030 COP 8,105,000,000 (12,701) 121 (12,580)
Pay 1D IBR Qtrly 8.50% Qtrly 9/17/2030 COP 8,105,000,000 (12,704) 124 (12,580)
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 48,600,000 (74,345) (61,580) (135,925)
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 48,600,000 (73,580) (62,345) (135,925)
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 71,100,000 (433,818) 196,616 (237,202)
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 71,200,000 (433,752) 196,407 (237,345)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 3,700,000 (57,703) 9,379 (48,324)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 3,700,000 (57,703) 9,379 (48,324)
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 1,718,200,000 18,732 (59,442) (40,710)
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 1,718,200,000 18,730 (59,439) (40,709)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2030 CNY 15,000,000 (17,598) 9,949 (7,649)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2030 CNY 15,000,000 (17,598) 9,949 (7,649)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/17/2027 KRW 7,150,000,000 $ (2,086) $ 1,328 $ (758)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/17/2027 KRW 7,150,000,000 (2,086) 1,328 (758)
Pay 3M STIBOR Qtrly 2.50% Annual 9/15/2027 SEK 524,700,000 30,448 (33,421) (2,973)
Pay 3M STIBOR Qtrly 2.50% Annual 9/15/2027 SEK 524,700,000 29,742 (32,715) (2,973)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 151,400,000 (844,584) 324,452 (520,132)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 151,300,000 (844,165) 324,377 (519,788)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 106,700,000 (555,846) 172,702 (383,144)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 106,600,000 (555,429) 172,279 (383,150)
Pay 6M NIBOR Semi 4.00% Annual 6/19/2030 NOK 18,700,000 145 (9,420) (9,275)
Pay 6M NIBOR Semi 4.00% Annual 6/19/2030 NOK 18,700,000 145 (9,420) (9,275)
Pay 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 52,600,000 32,432 (49,435) (17,003)
Pay 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 52,500,000 32,370 (49,341) (16,971)
Pay 6M NIBOR Semi 4.00% Annual 6/20/2035 NOK 94,000,000 28,215 (95,348) (67,133)
Pay 6M NIBOR Semi 4.00% Annual 6/20/2035 NOK 93,900,000 28,501 (95,560) (67,059)
Pay 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 85,100,000 95,486 (143,415) (47,929)
Pay 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 85,200,000 95,640 (143,626) (47,986)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 146,000,000 (56,731) 35,992 (20,739)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 146,000,000 (56,731) 35,992 (20,739)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 8,700,000 (31,072) 23,256 (7,816)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 8,600,000 (30,719) 22,992 (7,727)
Receive 1D CLICP Semi 5.50% Semi 9/17/2030 CLP 15,000,000 (284) 16 (268)
Receive 1D CLICP Semi 5.50% Semi 9/17/2030 CLP 15,000,000 (284) 16 (268)
Receive 1D CORRA Semi 2.50% Semi 6/19/2030 CAD 48,000,000 (9,066) (141,149) (150,215)
Receive 1D CORRA Semi 2.50% Semi 6/19/2030 CAD 48,000,000 (9,066) (141,149) (150,215)
Receive 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 33,500,000 (466,538) (30,208) (496,746)
Receive 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 33,600,000 (468,309) (29,920) (498,229)
Receive 1D MIBOR Semi 6.00% Semi 6/21/2027 INR 425,000,000 (3,050) (14,197) (17,247)
Receive 1D MIBOR Semi 6.00% Semi 6/21/2027 INR 425,000,000 (3,050) (14,197) (17,247)
Receive 1D MIBOR Semi 6.00% Semi 9/17/2027 INR 1,815,400,000 (54,995) (31,232) (86,227)
Receive 1D MIBOR Semi 6.00% Semi 9/17/2027 INR 1,815,400,000 (54,995) (31,232) (86,227)
Receive 1D MIBOR Semi 6.00% Semi 9/17/2030 INR 1,070,000,000 (29,140) (25,250) (54,390)
Receive 1D MIBOR Semi 6.00% Semi 9/17/2030 INR 1,070,000,000 (29,140) (25,250) (54,390)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 7,600,000 (106,117) (180,103) (286,220)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 7,600,000 (105,729) (180,789) (286,518)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 9,200,000 (379,227) 21,596 (357,631)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 9,100,000 (378,698) 24,738 (353,960)
Receive 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 31,500,000 (12,019) (6,891) (18,910)
Receive 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 31,500,000 (11,989) (6,922) (18,911)
Receive 1D SONIA Annual 4.00% Annual 9/15/2027 GBP 114,600,000 (116,094) (87,684) (203,778)
Receive 1D SONIA Annual 4.00% Annual 9/15/2027 GBP 114,700,000 (116,540) (87,487) (204,027)
Receive 1D SORA Semi 2.50% Semi 9/18/2030 SGD 4,400,000 (34,194) 463 (33,731)
Receive 1D SORA Semi 2.50% Semi 9/18/2030 SGD 4,500,000 (34,600) 103 (34,497)
Receive 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 280,000,000 15,419 (33,421) (18,002)
Receive 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 280,000,000 15,419 (33,421) (18,002)
Receive 1D THOR Qtrly 2.00% Qtrly 9/17/2030 THB 240,000,000 (78,724) (75,965) (154,689)
Receive 1D THOR Qtrly 2.00% Qtrly 9/17/2030 THB 240,000,000 (78,724) (75,965) (154,689)
Receive 1D TONAR Annual 1.50% Annual 6/20/2035 JPY 4,962,800,000 (370,753) (123,813) (494,566)
Receive 1D TONAR Annual 1.50% Annual 6/20/2035 JPY 4,962,900,000 (370,902) (123,673) (494,575)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 4,226,600,000 (416,441) 83,984 (332,457)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 4,226,700,000 (416,452) 83,988 (332,464)
Receive 3M BBR Qtrly 4.00% Semi 9/11/2030 NZD 8,800,000 (32,371) (27,736) (60,107)
Receive 3M BBR Qtrly 4.00% Semi 9/11/2030 NZD 8,800,000 (32,371) (27,736) (60,107)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/18/2030 HKD 34,000,000 (31,701) (23,507) (55,208)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/18/2030 HKD 34,000,000 (31,684) (23,523) (55,207)
Receive 3M STIBOR Qtrly 3.00% Annual 6/20/2035 SEK 20,200,000 (8,560) (4,808) (13,368)
Receive 3M STIBOR Qtrly 3.00% Annual 6/20/2035 SEK 20,100,000 (8,505) (4,797) (13,302)
Receive 3M STIBOR Qtrly 3.00% Annual 9/19/2035 SEK 5,100,000 (252) (2,103) (2,355)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 3.00% Annual 9/19/2035 SEK 5,200,000 $ (379) $ (2,031) $ (2,410)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/21/2027 TWD 238,000,000 (27,943) (13,173) (41,116)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/21/2027 TWD 238,000,000 (27,943) (13,173) (41,116)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2027 TWD 436,500,000 (48,536) (25,856) (74,392)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2027 TWD 436,500,000 (48,534) (25,859) (74,393)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2030 TWD 120,500,000 (18,318) (15,611) (33,929)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2030 TWD 120,500,000 (18,321) (15,609) (33,930)
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 7,700,000 20,003 (28,629) (8,626)
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 7,600,000 19,308 (27,822) (8,514)
(8,180,754) (924,872) (9,105,626)
$ 10,230,509 $ 7,297,371 $ 17,527,880
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.77%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.92%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.97%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 9.05%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 7.20%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.41%
1 Day Singapore Overnight Rate Average (“SORA”): 2.14%
1 Day Sterling Overnight Index Average (“SONIA”): 4.46%
1 Day Swiss Average Rate Overnight (“SARON”): 0.21%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.25%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.13%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 3.88%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.56%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.84%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.36%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.30%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.53%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.34%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.67%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.61%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.66%

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
Total return swap contracts outstanding as of March 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 04/17/2025 EUR (5,578,574) $ 124,409
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.65%)
Increases in
total return of
reference entity
Monthly GSIN 06/18/2025 BRL 25,531,778 135,706
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.50%)
Monthly GSIN 06/18/2025 EUR (1,197,779) 36,811
MSCI Japan Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TONAR plus or
minus a specified
spread (-0.35%)
Monthly GSIN 06/18/2025 JPY (17,306,436) 792
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and pays
the TIIEOIS
plus or minus
a specified
spread (0.85%)
Increases in
total return of
reference entity
Monthly GSIN 06/18/2025 MXN 6,573,347 –
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.25%)
Monthly GSIN 06/18/2025 EUR (2,216,557) 81,059
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-0.87%)
Monthly GSIN 06/18/2025 PLN (34,699) 182

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.14%)
Increases in
total return of
reference entity
Monthly GSIN 06/18/2025 EUR 314,147 $ 10,249
Tel Aviv Stock
Exchange 35
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TELBOR plus or
minus a specified
spread (0.26%)
Monthly BANA 06/18/2025 ILS (5,325,796) 45,619
Total unrealized appreciation 434,827
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/29/2025 HKD 47,280,450 (121,203)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 04/16/2025 BRL 93,102,716 (64,578)
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 06/12/2025 KRW 32,545,500,000 (316,939)
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 06/20/2025 CHF 12,602,780 (435,472)
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/16/2025 TWD 20,764,000 (3,877)
WIG20 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 06/20/2025 PLN 5,208,900 (44,164)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.25%)
Monthly GSIN 06/18/2025 AUD (4,071,194) (22,506)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA
Monthly GSIN 06/18/2025 CAD (2,116,767) (29,522)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.40%)
Monthly BANA 06/18/2025 USD (200,816) (2,410)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.55%)
Monthly GSIN 06/18/2025 USD (1,206,886) $ (14,553)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly GSIN 06/18/2025 HKD 17,101,136 (90,039)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.60%)
Increases in
total return of
reference entity
Monthly GSIN 06/18/2025 EUR 183,636 (745)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.25%)
Monthly GSIN 06/18/2025 SGD (514,458) (14,154)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.78%)
Monthly GSIN 06/18/2025 ZAR (223,092,138) (487,746)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-1.30%)
Increases in
total return of
reference entity
Monthly GSIN 06/18/2025 SEK 9,128,765 (40,041)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.11%)
Increases in
total return of
reference entity
Monthly GSIN 06/18/2025 CHF 394,758 (7,134)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SONIA plus or
minus a specified
spread (0.44%)
Monthly GSIN 06/18/2025 GBP (705,343) $ (5,855)
Total unrealized depreciation (1,700,938)
Net unrealized depreciation $ (1,266,111)
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 1,232 4/2025 USD $ 92,116,640 $ 4,223,634
FTSE Bursa Malaysia KLCI Index 4 4/2025 MYR 68,146 (466)
Hang Seng Index 44 4/2025 HKD 6,548,445 (131,042)
HSCEI 183 4/2025 HKD 10,017,265 (180,541)
IBEX 35 Index 85 4/2025 EUR 12,058,750 (151,588)
LME Aluminum Base Metal 1 4/2025 USD 62,901 (3,822)
LME Aluminum Base Metal 1 4/2025 USD 62,904 492
LME Aluminum Base Metal 1 4/2025 USD 62,916 (2,474)
LME Aluminum Base Metal 2 4/2025 USD 125,827 (3,143)
LME Aluminum Base Metal 3 4/2025 USD 188,711 (9,024)
LME Aluminum Base Metal 3 4/2025 USD 189,030 (6,997)
LME Aluminum Base Metal 4 4/2025 USD 252,115 (8,342)
LME Aluminum Base Metal 13 4/2025 USD 817,993 (20,119)
LME Copper Base Metal 1 4/2025 USD 241,729 16,534
LME Copper Base Metal 2 4/2025 USD 483,962 21,707
LME Copper Base Metal 2 4/2025 USD 483,409 29,469
LME Copper Base Metal 3 4/2025 USD 725,773 41,839
LME Copper Base Metal 5 4/2025 USD 1,209,716 83,076
LME Copper Base Metal 5 4/2025 USD 1,209,779 61,423
LME Copper Base Metal 6 4/2025 USD 1,449,064 124,979
LME Copper Base Metal 7 4/2025 USD 1,693,865 103,072
LME Copper Base Metal 18 4/2025 USD 4,354,304 231,957
LME Lead Base Metal 1 4/2025 USD 49,734 1,112
LME Lead Base Metal 1 4/2025 USD 49,808 478
LME Lead Base Metal 1 4/2025 USD 49,802 1,321
LME Lead Base Metal 2 4/2025 USD 99,581 2,001
LME Lead Base Metal 4 4/2025 USD 198,890 3,161
LME Lead Base Metal 5 4/2025 USD 249,223 5,303
LME Lead Base Metal 5 4/2025 USD 248,519 5,965
LME Lead Base Metal 5 4/2025 USD 248,144 7,373
LME Lead Base Metal 8 4/2025 USD 398,906 6,085
LME Nickel Base Metal 1 4/2025 USD 94,619 1,951
LME Nickel Base Metal 1 4/2025 USD 94,378 (791)
LME Nickel Base Metal 2 4/2025 USD 188,818 (2,660)
LME Nickel Base Metal 2 4/2025 USD 188,787 (1,615)
LME Nickel Base Metal 2 4/2025 USD 188,537 5,525
LME Nickel Base Metal 3 4/2025 USD 283,566 1,839
LME Nickel Base Metal 4 4/2025 USD 378,540 12,186

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 6 4/2025 USD $ 567,616 $ (824)
LME Zinc Base Metal 1 4/2025 USD 71,089 1,007
LME Zinc Base Metal 1 4/2025 USD 71,039 (835)
LME Zinc Base Metal 3 4/2025 USD 212,884 (770)
LME Zinc Base Metal 4 4/2025 USD 283,807 (3,555)
LME Zinc Base Metal 5 4/2025 USD 354,855 (684)
LME Zinc Base Metal 5 4/2025 USD 354,973 (2,324)
LME Zinc Base Metal 6 4/2025 USD 426,443 10,138
LME Zinc Base Metal 6 4/2025 USD 426,356 788
LME Zinc Base Metal 8 4/2025 USD 568,154 (9,066)
Natural Gas 109 4/2025 USD 4,489,710 (127,192)
OMXS30 Index 259 4/2025 SEK 6,378,504 (427,751)
SGX FTSE China A50 Index 341 4/2025 USD 4,546,894 (36,160)
SGX FTSE Taiwan Index 177 4/2025 USD 12,303,270 (690,407)
Sugar No. 11 111 4/2025 USD 2,344,675 (59,279)
Brent Crude Oil 180 5/2025 USD 13,314,600 188,658
Cocoa 3 5/2025 USD 237,060 (51,511)
Coffee 'C' 31 5/2025 USD 4,414,594 (204,634)
Copper 73 5/2025 USD 9,187,050 670,306
LME Aluminum Base Metal 1 5/2025 USD 63,236 (4,472)
LME Aluminum Base Metal 1 5/2025 USD 63,129 (2,946)
LME Aluminum Base Metal 1 5/2025 USD 63,236 (4,124)
LME Aluminum Base Metal 8 5/2025 USD 504,882 (20,319)
LME Aluminum Base Metal 15 5/2025 USD 946,283 (48,875)
LME Aluminum Base Metal 15 5/2025 USD 947,876 (41,044)
LME Aluminum Base Metal 20 5/2025 USD 1,262,125 (49,029)
LME Aluminum Base Metal 26 5/2025 USD 1,642,336 (69,342)
LME Aluminum Base Metal 28 5/2025 USD 1,766,590 (85,697)
LME Copper Base Metal 1 5/2025 USD 242,275 6,695
LME Copper Base Metal 1 5/2025 USD 242,229 6,407
LME Copper Base Metal 1 5/2025 USD 242,056 17,161
LME Copper Base Metal 7 5/2025 USD 1,695,440 80,033
LME Copper Base Metal 9 5/2025 USD 2,181,256 43,345
LME Copper Base Metal 10 5/2025 USD 2,424,118 53,724
LME Copper Base Metal 11 5/2025 USD 2,666,529 46,330
LME Copper Base Metal 15 5/2025 USD 3,635,051 82,444
LME Copper Base Metal 20 5/2025 USD 4,846,735 171,329
LME Copper Base Metal 20 5/2025 USD 4,846,900 159,817
LME Copper Base Metal 24 5/2025 USD 5,817,012 63,167
LME Lead Base Metal 1 5/2025 USD 49,920 (198)
LME Lead Base Metal 2 5/2025 USD 100,086 (70)
LME Lead Base Metal 4 5/2025 USD 199,904 993
LME Lead Base Metal 5 5/2025 USD 250,068 1,992
LME Lead Base Metal 6 5/2025 USD 300,606 2,090
LME Lead Base Metal 6 5/2025 USD 300,440 3,124
LME Lead Base Metal 7 5/2025 USD 349,634 1,921
LME Lead Base Metal 8 5/2025 USD 400,030 2,009
LME Lead Base Metal 9 5/2025 USD 450,263 15
LME Nickel Base Metal 1 5/2025 USD 94,772 275
LME Nickel Base Metal 2 5/2025 USD 189,496 103
LME Nickel Base Metal 3 5/2025 USD 284,001 12,193
LME Nickel Base Metal 4 5/2025 USD 378,928 12,124
LME Nickel Base Metal 5 5/2025 USD 474,747 7,482
LME Nickel Base Metal 5 5/2025 USD 474,611 10,076
LME Nickel Base Metal 6 5/2025 USD 570,024 18,306
LME Nickel Base Metal 6 5/2025 USD 569,425 11,047
LME Nickel Base Metal 9 5/2025 USD 855,198 7,371

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 10 5/2025 USD $ 948,322 $ 16,192
LME Nickel Base Metal 11 5/2025 USD 1,042,890 31,221
LME Zinc Base Metal 1 5/2025 USD 71,220 (683)
LME Zinc Base Metal 2 5/2025 USD 142,440 (691)
LME Zinc Base Metal 2 5/2025 USD 142,508 1,136
LME Zinc Base Metal 3 5/2025 USD 213,788 4,454
LME Zinc Base Metal 4 5/2025 USD 284,763 (1,530)
LME Zinc Base Metal 5 5/2025 USD 355,589 11,656
LME Zinc Base Metal 5 5/2025 USD 356,100 (4,315)
LME Zinc Base Metal 6 5/2025 USD 427,320 (7,698)
LME Zinc Base Metal 9 5/2025 USD 640,586 5,953
LME Zinc Base Metal 10 5/2025 USD 712,200 725
LME Zinc Base Metal 23 5/2025 USD 1,638,060 (19,428)
Low Sulphur Gasoil 34 5/2025 USD 2,318,800 56,885
Soybean 206 5/2025 USD 10,451,925 14,665
Soybean Meal 16 5/2025 USD 468,320 (9,647)
90-Day New Zealand Bill 2 6/2025 NZD 1,126,115 (100)
Australia 10 Year Bond 327 6/2025 AUD 23,010,484 16,237
Australia 3 Year Bond 29 6/2025 AUD 1,929,385 3,024
Euro STOXX 50 Index 12 6/2025 EUR 673,304 (14,084)
Euro-Bobl 406 6/2025 EUR 51,693,168 (20,979)
Euro-BTP 47 6/2025 EUR 5,975,545 (108,850)
Euro-OAT 133 6/2025 EUR 17,653,034 (159,924)
FTSE 100 Index 8 6/2025 GBP 887,897 (8,299)
FTSE/MIB Index 72 6/2025 EUR 14,532,932 (494,839)
KOSPI 200 Index 161 6/2025 KRW 9,124,244 (199,949)
Live Cattle 35 6/2025 USD 2,851,100 93,655
LME Aluminum Base Metal 2 6/2025 USD 126,553 (9,303)
LME Aluminum Base Metal 9 6/2025 USD 569,925 (1,068)
LME Aluminum Base Metal 15 6/2025 USD 947,843 (32,427)
LME Aluminum Base Metal 15 6/2025 USD 948,255 (43,465)
LME Aluminum Base Metal 21 6/2025 USD 1,328,770 (41,143)
LME Aluminum Base Metal 23 6/2025 USD 1,455,147 (59,672)
LME Aluminum Base Metal 25 6/2025 USD 1,582,494 (31,235)
LME Aluminum Base Metal 26 6/2025 USD 1,645,469 (51,228)
LME Aluminum Base Metal 41 6/2025 USD 2,594,736 (178,011)
LME Aluminum Base Metal 42 6/2025 USD 2,655,975 (134,770)
LME Aluminum Base Metal 53 6/2025 USD 3,352,807 (219,142)
LME Aluminum Base Metal 53 6/2025 USD 3,353,098 (213,960)
LME Aluminum Base Metal 105 6/2025 USD 6,642,064 (277,053)
LME Copper Base Metal 1 6/2025 USD 242,564 (964)
LME Copper Base Metal 2 6/2025 USD 485,303 (14,288)
LME Copper Base Metal 3 6/2025 USD 728,250 (758)
LME Copper Base Metal 3 6/2025 USD 727,823 (22,755)
LME Copper Base Metal 5 6/2025 USD 1,212,309 40,116
LME Copper Base Metal 6 6/2025 USD 1,455,291 23,966
LME Copper Base Metal 8 6/2025 USD 1,940,060 (39,790)
LME Copper Base Metal 9 6/2025 USD 2,184,424 (30,275)
LME Copper Base Metal 10 6/2025 USD 2,426,638 (27,862)
LME Copper Base Metal 13 6/2025 USD 3,153,329 (31,236)
LME Copper Base Metal 14 6/2025 USD 3,394,990 57,198
LME Copper Base Metal 16 6/2025 USD 3,880,900 31,478
LME Copper Base Metal 128 6/2025 USD 31,063,360 386,023
LME Lead Base Metal 1 6/2025 USD 50,228 (1,275)
LME Lead Base Metal 1 6/2025 USD 50,123 408
LME Lead Base Metal 1 6/2025 USD 50,241 (2,012)
LME Lead Base Metal 1 6/2025 USD 50,154 (223)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 1 6/2025 USD $ 50,198 $ (829)
LME Lead Base Metal 1 6/2025 USD 50,213 (1,740)
LME Lead Base Metal 2 6/2025 USD 100,497 (159)
LME Lead Base Metal 2 6/2025 USD 100,600 (377)
LME Lead Base Metal 11 6/2025 USD 552,181 (15,119)
LME Nickel Base Metal 1 6/2025 USD 95,266 (4,810)
LME Nickel Base Metal 3 6/2025 USD 285,552 (3,717)
LME Nickel Base Metal 3 6/2025 USD 286,389 (5,760)
LME Nickel Base Metal 3 6/2025 USD 285,498 (2,243)
LME Nickel Base Metal 3 6/2025 USD 286,362 (4,527)
LME Nickel Base Metal 3 6/2025 USD 285,758 (10,805)
LME Nickel Base Metal 4 6/2025 USD 382,032 (1,980)
LME Nickel Base Metal 4 6/2025 USD 381,120 (18,402)
LME Nickel Base Metal 4 6/2025 USD 381,282 (15,004)
LME Nickel Base Metal 6 6/2025 USD 572,193 (14,325)
LME Nickel Base Metal 7 6/2025 USD 668,075 (2,955)
LME Nickel Base Metal 12 6/2025 USD 1,145,094 (24,149)
LME Nickel Base Metal 13 6/2025 USD 1,239,362 (44,605)
LME Zinc Base Metal 2 6/2025 USD 142,690 (5,944)
LME Zinc Base Metal 3 6/2025 USD 213,960 (6,480)
LME Zinc Base Metal 5 6/2025 USD 356,694 (7,696)
LME Zinc Base Metal 6 6/2025 USD 427,650 (15,004)
LME Zinc Base Metal 6 6/2025 USD 427,875 1,961
LME Zinc Base Metal 9 6/2025 USD 641,531 (13,927)
LME Zinc Base Metal 12 6/2025 USD 855,300 (33,705)
LME Zinc Base Metal 15 6/2025 USD 1,069,800 (18,405)
LME Zinc Base Metal 17 6/2025 USD 1,212,011 (46,506)
LME Zinc Base Metal 18 6/2025 USD 1,282,406 (31,088)
LME Zinc Base Metal 113 6/2025 USD 8,062,607 (154,428)
Long Gilt 330 6/2025 GBP 39,059,807 (334,240)
MSCI EAFE Index 5 6/2025 USD 604,075 (20,352)
MSCI Emerging Markets Index 100 6/2025 USD 5,554,000 (165,117)
NASDAQ 100 E-Mini Index 32 6/2025 USD 12,441,280 (42,052)
Russell 2000 E-Mini Index 31 6/2025 USD 3,142,005 (25,813)
S&P Midcap 400 E-Mini Index 75 6/2025 USD 22,039,500 47,479
S&P/TSX 60 Index 57 6/2025 CAD 11,863,827 (30,927)
U.S. Treasury 2 Year Note 92 6/2025 USD 19,065,563 14,665
U.S. Treasury 5 Year Note 2,469 6/2025 USD 267,327,117 621,818
U.S. Treasury Long Bond 33 6/2025 USD 3,883,688 12,345
Cocoa 1 7/2025 USD 78,880 (751)
3 Month Euro Euribor 40 9/2025 EUR 10,594,037 1,593
90-Day Australian Bank Bill 10 9/2025 AUD 6,193,219 (106)
90-Day New Zealand Bill 31 9/2025 NZD 17,461,610 375
3 Month CORRA 119 12/2025 CAD 20,202,008 32,207
3 Month Euro Euribor 59 12/2025 EUR 15,635,774 9,506
3 Month SARON 21 12/2025 CHF 5,928,577 44
3 Month SOFR 383 12/2025 USD 92,111,500 (22,233)
3 Month SONIA 247 12/2025 GBP 76,547,022 (31,481)
90-Day Australian Bank Bill 85 12/2025 AUD 52,656,519 8,195
90-Day New Zealand Bill 27 12/2025 NZD 15,209,615 1,888
Phelix De Base Electricity 6 12/2025 EUR 4,842,183 (96,091)
Platinum 52 2/2026 JPY 809,001 10,553
3 Month CORRA 105 3/2026 CAD 17,838,982 31,132
3 Month Euro Euribor 33 3/2026 EUR 8,745,879 6,686
3 Month SARON 23 3/2026 CHF 6,494,504 1,114
3 Month SOFR 412 3/2026 USD 99,281,699 34,274
3 Month SONIA 276 3/2026 GBP 85,623,455 (28,827)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
90-Day Australian Bank Bill 217 3/2026 AUD $ 134,442,140 $ 21,564
90-Day New Zealand Bill 15 3/2026 NZD 8,448,339 859
3 Month CORRA 71 6/2026 CAD 12,062,550 11,189
3 Month Euro Euribor 16 6/2026 EUR 4,239,345 11,233
3 Month SARON 23 6/2026 CHF 6,494,179 7,490
3 Month SOFR 426 6/2026 USD 102,783,149 107,125
3 Month SONIA 261 6/2026 GBP 81,020,578 (15,180)
90-Day Australian Bank Bill 44 6/2026 AUD 27,260,824 4,897
3 Month CORRA 38 9/2026 CAD 6,454,692 5,557
3 Month Euro Euribor 31 9/2026 EUR 8,209,121 2,148
3 Month SARON 10 9/2026 CHF 2,822,991 4,144
3 Month SOFR 367 9/2026 USD 88,607,563 82,482
3 Month SONIA 267 9/2026 GBP 82,904,676 61,985
3 Month Euro Euribor 30 12/2026 EUR 7,938,634 1,412
3 Month Euro Euribor 33 3/2027 EUR 8,725,807 1,984
3 Month Euro Euribor 21 6/2027 EUR 5,548,529 (107)
Total of long contracts 2,343,219
Short Contracts
CAC 40 10 Euro Index (79) 4/2025 EUR (6,665,960) 261,386
IFSC NIFTY 50 Index (253) 4/2025 USD (11,824,461) 243,029
LME Aluminum Base Metal (1) 4/2025 USD (62,901) 3,921
LME Aluminum Base Metal (1) 4/2025 USD (62,916) 2,531
LME Aluminum Base Metal (1) 4/2025 USD (62,904) (956)
LME Aluminum Base Metal (2) 4/2025 USD (125,827) 2,243
LME Aluminum Base Metal (3) 4/2025 USD (189,030) 7,424
LME Aluminum Base Metal (3) 4/2025 USD (188,711) 8,980
LME Aluminum Base Metal (4) 4/2025 USD (252,115) 7,373
LME Aluminum Base Metal (13) 4/2025 USD (817,993) 22,669
LME Copper Base Metal (1) 4/2025 USD (241,729) (17,562)
LME Copper Base Metal (2) 4/2025 USD (483,962) (21,317)
LME Copper Base Metal (2) 4/2025 USD (483,409) (28,839)
LME Copper Base Metal (3) 4/2025 USD (725,773) (41,706)
LME Copper Base Metal (5) 4/2025 USD (1,209,779) (59,246)
LME Copper Base Metal (5) 4/2025 USD (1,209,716) (83,854)
LME Copper Base Metal (6) 4/2025 USD (1,449,064) (129,830)
LME Copper Base Metal (7) 4/2025 USD (1,693,865) (103,859)
LME Copper Base Metal (18) 4/2025 USD (4,354,304) (229,185)
LME Lead Base Metal (1) 4/2025 USD (49,734) (1,236)
LME Lead Base Metal (1) 4/2025 USD (49,802) (1,479)
LME Lead Base Metal (1) 4/2025 USD (49,808) (710)
LME Lead Base Metal (2) 4/2025 USD (99,581) (2,148)
LME Lead Base Metal (4) 4/2025 USD (198,890) (2,501)
LME Lead Base Metal (5) 4/2025 USD (249,223) (5,576)
LME Lead Base Metal (5) 4/2025 USD (248,144) (7,782)
LME Lead Base Metal (5) 4/2025 USD (248,519) (6,907)
LME Lead Base Metal (8) 4/2025 USD (398,906) (5,491)
LME Nickel Base Metal (1) 4/2025 USD (94,378) 509
LME Nickel Base Metal (1) 4/2025 USD (94,619) (2,222)
LME Nickel Base Metal (2) 4/2025 USD (188,787) 1,707
LME Nickel Base Metal (2) 4/2025 USD (188,818) 2,019
LME Nickel Base Metal (2) 4/2025 USD (188,537) (6,561)
LME Nickel Base Metal (3) 4/2025 USD (283,566) (2,248)
LME Nickel Base Metal (4) 4/2025 USD (378,540) (11,638)
LME Nickel Base Metal (6) 4/2025 USD (567,616) (1,911)
LME Zinc Base Metal (1) 4/2025 USD (71,089) (1,216)
LME Zinc Base Metal (1) 4/2025 USD (71,039) 759
LME Zinc Base Metal (3) 4/2025 USD (212,884) (250)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (4) 4/2025 USD $ (283,807) $ 6,555
LME Zinc Base Metal (5) 4/2025 USD (354,855) 1,548
LME Zinc Base Metal (5) 4/2025 USD (354,973) 2,205
LME Zinc Base Metal (6) 4/2025 USD (426,356) (1,461)
LME Zinc Base Metal (6) 4/2025 USD (426,443) (11,710)
LME Zinc Base Metal (8) 4/2025 USD (568,154) 7,538
MSCI Singapore Index (122) 4/2025 SGD (3,539,094) 56,323
Natural Gas (15) 4/2025 EUR (490,741) 14,442
Natural Gas (25) 4/2025 GBP (978,681) 6,206
NY Harbor ULSD (212) 4/2025 USD (20,295,778) (529,474)
RBOB Gasoline (55) 4/2025 USD (5,291,517) (337,152)
WTI Crude Oil (536) 4/2025 USD (38,313,280) (1,855,882)
Cocoa (2) 5/2025 GBP (160,125) 359
Corn (996) 5/2025 USD (22,771,050) 1,315,964
Cotton No. 2 (54) 5/2025 USD (1,804,410) (23,430)
KC HRW Wheat (212) 5/2025 USD (5,904,200) 390,235
LME Aluminum Base Metal (1) 5/2025 USD (63,129) 2,763
LME Aluminum Base Metal (1) 5/2025 USD (63,236) 4,362
LME Aluminum Base Metal (1) 5/2025 USD (63,236) 4,147
LME Aluminum Base Metal (8) 5/2025 USD (504,882) 19,094
LME Aluminum Base Metal (15) 5/2025 USD (946,283) 50,022
LME Aluminum Base Metal (15) 5/2025 USD (947,876) 41,999
LME Aluminum Base Metal (20) 5/2025 USD (1,262,125) 45,133
LME Aluminum Base Metal (26) 5/2025 USD (1,642,336) 68,826
LME Aluminum Base Metal (28) 5/2025 USD (1,766,590) 86,153
LME Copper Base Metal (1) 5/2025 USD (242,056) (15,312)
LME Copper Base Metal (1) 5/2025 USD (242,275) (6,891)
LME Copper Base Metal (1) 5/2025 USD (242,229) (6,882)
LME Copper Base Metal (7) 5/2025 USD (1,695,440) (80,779)
LME Copper Base Metal (9) 5/2025 USD (2,181,256) (45,267)
LME Copper Base Metal (10) 5/2025 USD (2,424,118) (49,369)
LME Copper Base Metal (11) 5/2025 USD (2,666,529) (59,408)
LME Copper Base Metal (15) 5/2025 USD (3,635,051) (79,153)
LME Copper Base Metal (20) 5/2025 USD (4,846,735) (167,613)
LME Copper Base Metal (20) 5/2025 USD (4,846,900) (161,689)
LME Copper Base Metal (24) 5/2025 USD (5,817,012) (50,161)
LME Lead Base Metal (1) 5/2025 USD (49,920) 253
LME Lead Base Metal (2) 5/2025 USD (100,086) 100
LME Lead Base Metal (4) 5/2025 USD (199,904) (1,597)
LME Lead Base Metal (5) 5/2025 USD (250,068) (2,001)
LME Lead Base Metal (6) 5/2025 USD (300,440) (3,341)
LME Lead Base Metal (6) 5/2025 USD (300,606) (1,829)
LME Lead Base Metal (7) 5/2025 USD (349,634) (2,715)
LME Lead Base Metal (8) 5/2025 USD (400,030) (2,091)
LME Lead Base Metal (9) 5/2025 USD (450,263) (26)
LME Nickel Base Metal (1) 5/2025 USD (94,772) (155)
LME Nickel Base Metal (2) 5/2025 USD (189,496) 314
LME Nickel Base Metal (3) 5/2025 USD (284,001) (12,162)
LME Nickel Base Metal (4) 5/2025 USD (378,928) (11,891)
LME Nickel Base Metal (5) 5/2025 USD (474,611) (9,336)
LME Nickel Base Metal (5) 5/2025 USD (474,747) (8,607)
LME Nickel Base Metal (6) 5/2025 USD (569,425) (16,690)
LME Nickel Base Metal (6) 5/2025 USD (570,024) (18,250)
LME Nickel Base Metal (9) 5/2025 USD (855,198) (12,529)
LME Nickel Base Metal (10) 5/2025 USD (948,322) (17,025)
LME Nickel Base Metal (11) 5/2025 USD (1,042,890) (26,837)
LME Zinc Base Metal (1) 5/2025 USD (71,220) 486

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (2) 5/2025 USD $ (142,508) $ (884)
LME Zinc Base Metal (2) 5/2025 USD (142,440) 304
LME Zinc Base Metal (3) 5/2025 USD (213,788) (4,161)
LME Zinc Base Metal (4) 5/2025 USD (284,763) 1,725
LME Zinc Base Metal (5) 5/2025 USD (355,589) (13,389)
LME Zinc Base Metal (5) 5/2025 USD (356,100) 3,861
LME Zinc Base Metal (6) 5/2025 USD (427,320) 8,143
LME Zinc Base Metal (9) 5/2025 USD (640,586) (7,539)
LME Zinc Base Metal (10) 5/2025 USD (712,200) (1,650)
LME Zinc Base Metal (23) 5/2025 USD (1,638,060) 16,597
Silver (52) 5/2025 USD (8,998,860) (254,770)
Soybean Oil (125) 5/2025 USD (3,366,750) (23,717)
Wheat (148) 5/2025 USD (3,973,800) 183,061
100 oz Gold (14) 6/2025 USD (4,410,420) (115,904)
Canada 10 Year Bond (453) 6/2025 CAD (39,160,001) (272,479)
DAX Index (11) 6/2025 EUR (6,653,671) 103,741
DJIA CBOT E-Mini Index (50) 6/2025 USD (10,564,750) (201,099)
Euro-Bund (157) 6/2025 EUR (21,860,523) (59,170)
Euro-Buxl (10) 6/2025 EUR (1,287,828) (5,499)
Euro-Schatz (22) 6/2025 EUR (2,543,834) (7,703)
FTSE/JSE Top 40 Index (187) 6/2025 ZAR (8,382,618) 14,704
Japan 10 Year Bond (41) 6/2025 JPY (37,801,787) (127,885)
Lean Hogs (8) 6/2025 USD (304,880) 7,392
LME Aluminum Base Metal (2) 6/2025 USD (126,553) 8,978
LME Aluminum Base Metal (9) 6/2025 USD (569,925) 1,548
LME Aluminum Base Metal (15) 6/2025 USD (947,843) 33,147
LME Aluminum Base Metal (15) 6/2025 USD (948,255) 44,204
LME Aluminum Base Metal (21) 6/2025 USD (1,328,770) 44,208
LME Aluminum Base Metal (23) 6/2025 USD (1,455,147) 53,714
LME Aluminum Base Metal (25) 6/2025 USD (1,582,494) 25,044
LME Aluminum Base Metal (26) 6/2025 USD (1,645,469) 52,763
LME Aluminum Base Metal (41) 6/2025 USD (2,594,736) 174,878
LME Aluminum Base Metal (42) 6/2025 USD (2,655,975) 127,489
LME Aluminum Base Metal (53) 6/2025 USD (3,353,098) 208,544
LME Aluminum Base Metal (53) 6/2025 USD (3,352,807) 214,049
LME Aluminum Base Metal (318) 6/2025 USD (20,115,965) 1,038,027
LME Copper Base Metal (1) 6/2025 USD (242,564) 1,462
LME Copper Base Metal (2) 6/2025 USD (485,303) 17,108
LME Copper Base Metal (3) 6/2025 USD (728,250) 783
LME Copper Base Metal (3) 6/2025 USD (727,823) 22,755
LME Copper Base Metal (5) 6/2025 USD (1,212,309) (41,697)
LME Copper Base Metal (6) 6/2025 USD (1,455,291) (23,857)
LME Copper Base Metal (8) 6/2025 USD (1,940,060) 42,038
LME Copper Base Metal (9) 6/2025 USD (2,184,424) 30,403
LME Copper Base Metal (10) 6/2025 USD (2,426,638) 28,836
LME Copper Base Metal (13) 6/2025 USD (3,153,329) 33,912
LME Copper Base Metal (14) 6/2025 USD (3,394,990) (54,776)
LME Copper Base Metal (16) 6/2025 USD (3,880,900) (37,742)
LME Copper Base Metal (19) 6/2025 USD (4,610,968) 60,970
LME Lead Base Metal (1) 6/2025 USD (50,198) 948
LME Lead Base Metal (1) 6/2025 USD (50,123) (367)
LME Lead Base Metal (1) 6/2025 USD (50,241) 1,918
LME Lead Base Metal (1) 6/2025 USD (50,213) 1,889
LME Lead Base Metal (1) 6/2025 USD (50,154) 389
LME Lead Base Metal (1) 6/2025 USD (50,228) 1,010
LME Lead Base Metal (2) 6/2025 USD (100,600) 45
LME Lead Base Metal (11) 6/2025 USD (552,181) 13,200

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (44) 6/2025 USD $ (2,210,923) $ 17,126
LME Nickel Base Metal (1) 6/2025 USD (95,266) 5,171
LME Nickel Base Metal (3) 6/2025 USD (286,389) 5,084
LME Nickel Base Metal (3) 6/2025 USD (285,758) 10,333
LME Nickel Base Metal (3) 6/2025 USD (285,498) 4,617
LME Nickel Base Metal (3) 6/2025 USD (286,362) 5,167
LME Nickel Base Metal (3) 6/2025 USD (285,552) 3,564
LME Nickel Base Metal (4) 6/2025 USD (381,120) 18,571
LME Nickel Base Metal (4) 6/2025 USD (382,032) 1,565
LME Nickel Base Metal (4) 6/2025 USD (381,282) 16,986
LME Nickel Base Metal (6) 6/2025 USD (572,193) 12,648
LME Nickel Base Metal (7) 6/2025 USD (668,075) 7,409
LME Nickel Base Metal (12) 6/2025 USD (1,145,094) 14,370
LME Nickel Base Metal (140) 6/2025 USD (13,346,978) 23,209
LME Zinc Base Metal (2) 6/2025 USD (142,690) 6,554
LME Zinc Base Metal (3) 6/2025 USD (213,960) 6,831
LME Zinc Base Metal (5) 6/2025 USD (356,694) 7,654
LME Zinc Base Metal (6) 6/2025 USD (427,650) 14,682
LME Zinc Base Metal (6) 6/2025 USD (427,875) (3,615)
LME Zinc Base Metal (9) 6/2025 USD (641,531) 14,868
LME Zinc Base Metal (10) 6/2025 USD (713,505) 3,628
LME Zinc Base Metal (12) 6/2025 USD (855,300) 34,164
LME Zinc Base Metal (15) 6/2025 USD (1,069,800) 13,155
LME Zinc Base Metal (17) 6/2025 USD (1,212,011) 47,638
LME Zinc Base Metal (18) 6/2025 USD (1,282,406) 29,553
Nikkei 225 Index (25) 6/2025 JPY (5,943,730) 187,314
Palladium (6) 6/2025 USD (600,420) (43,972)
S&P 500 E-Mini Index (266) 6/2025 USD (75,188,225) (767,554)
SET50 Index (1,209) 6/2025 THB (5,206,629) 144,864
SPI 200 Index (277) 6/2025 AUD (34,084,458) 184,102
TOPIX Index (13) 6/2025 JPY (2,307,220) 36,443
U.S. Treasury 10 Year Note (465) 6/2025 USD (51,811,172) (268,144)
U.S. Treasury Ultra Bond (187) 6/2025 USD (22,977,625) 35,296
Aluminum (5) 7/2025 USD (310,969) 22,174
Cocoa (2) 7/2025 GBP (159,505) 1,245
Platinum (61) 7/2025 USD (3,133,875) (99,552)
ECX Emission (34) 12/2025 EUR (2,499,230) 3,091
3 Month SOFR (275) 12/2026 USD (66,409,063) (99,906)
3 Month SONIA (228) 12/2026 GBP (70,802,368) (12,937)
3 Month SOFR (272) 3/2027 USD (65,677,800) (105,452)
3 Month SONIA (231) 3/2027 GBP (71,730,248) (10,203)
3 Month SOFR (273) 6/2027 USD (65,909,025) (127,872)
3 Month SONIA (234) 6/2027 GBP (72,650,474) 17,567
3 Month SOFR (321) 9/2027 USD (77,473,350) (114,647)
3 Month SONIA (237) 9/2027 GBP (73,570,410) (43,486)
Total of short contracts (1,086,566)
Net unrealized appreciation $ 1,256,653

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 9,873,149 USD 6,145,609 CITI 6/18/2025 $ 27,592
AUD 9,873,153 USD 6,145,580 JPMC 6/18/2025 27,623
BRL 99,832,233 USD 17,020,035 CITI
**
6/18/2025 188,806
BRL 99,832,229 USD 17,019,949 JPMC
**
6/18/2025 188,891
CAD 8,184,109 USD 5,702,298 CITI 6/18/2025 6,900
CAD 8,184,109 USD 5,702,270 JPMC 6/18/2025 6,928
CHF 3,897,606 USD 4,403,080 CITI 6/18/2025 43,310
CHF 3,897,601 USD 4,403,052 JPMC 6/18/2025 43,332
CLP 3,226,710,941 USD 3,381,227 CITI
**
6/18/2025 15,006
CLP 3,226,710,941 USD 3,381,210 JPMC
**
6/18/2025 15,023
CNY 17,996,978 USD 2,484,943 CITI
**
6/18/2025 5,222
CNY 17,996,976 USD 2,484,931 JPMC
**
6/18/2025 5,234
COP 3,900,000,000 USD 920,262 CITI
**
6/18/2025 2,560
COP 3,900,000,000 USD 920,257 JPMC
**
6/18/2025 2,564
CZK 63,979,423 USD 2,695,824 CITI 6/18/2025 80,679
CZK 63,979,425 USD 2,695,811 JPMC 6/18/2025 80,693
EUR 21,503,331 USD 23,278,586 CITI 6/18/2025 74,813
EUR 21,503,334 USD 23,278,473 JPMC 6/18/2025 74,930
GBP 6,754,174 USD 8,613,197 CITI 6/18/2025 110,873
GBP 6,754,170 USD 8,613,149 JPMC 6/18/2025 110,916
HUF 1,304,367,165 USD 3,394,167 CITI 6/18/2025 93,172
HUF 1,304,367,166 USD 3,394,150 JPMC 6/18/2025 93,189
INR 3,257,499,001 USD 37,171,341 CITI
**
6/18/2025 722,962
INR 3,257,498,999 USD 37,171,155 JPMC
**
6/18/2025 723,148
JPY 115,000,001 USD 773,369 CITI 6/18/2025 49
JPY 114,999,999 USD 773,365 JPMC 6/18/2025 53
MXN 4,125,000 USD 198,549 CITI 6/18/2025 943
MXN 4,125,000 USD 198,548 JPMC 6/18/2025 944
NOK 514,101,294 USD 46,991,155 CITI 6/18/2025 1,873,457
NOK 514,101,287 USD 46,990,919 JPMC 6/18/2025 1,873,692
NZD 3,742,521 USD 2,111,756 CITI 6/18/2025 17,150
NZD 3,742,524 USD 2,111,747 JPMC 6/18/2025 17,161
PEN 2,304,820 USD 624,059 CITI
**
6/18/2025 2,077
PEN 2,304,820 USD 624,056 JPMC
**
6/18/2025 2,081
PHP 5,000,000 USD 85,991 CITI
**
6/18/2025 1,174
PHP 5,000,000 USD 85,991 JPMC
**
6/18/2025 1,175
PLN 10,398,998 USD 2,647,821 CITI 6/18/2025 29,257
PLN 10,399,005 USD 2,647,810 JPMC 6/18/2025 29,270
SEK 86,112,259 USD 8,461,150 CITI 6/18/2025 145,309
SEK 86,112,250 USD 8,461,106 JPMC 6/18/2025 145,351
SGD 389,661 USD 290,452 CITI 6/18/2025 751
SGD 389,663 USD 290,452 JPMC 6/18/2025 752
THB 6,875,000 USD 202,488 CITI 6/18/2025 1,284
THB 6,875,000 USD 202,487 JPMC 6/18/2025 1,285
USD 14,556,596 AUD 23,093,502 CITI 6/18/2025 117,350
USD 14,556,666 AUD 23,093,499 JPMC 6/18/2025 117,422
USD 40,625 BRL 234,500 CITI
**
6/18/2025 203
USD 40,626 BRL 234,500 JPMC
**
6/18/2025 203
USD 11,063,057 CAD 15,789,500 CITI 6/18/2025 48,372
USD 11,059,632 CAD 15,789,500 JPMC 6/18/2025 44,947
USD 42,487,631 CHF 37,096,575 CITI 6/18/2025 167,850
USD 42,487,845 CHF 37,096,577 JPMC 6/18/2025 168,062
USD 381,162 CLP 350,000,000 CITI
**
6/18/2025 12,774
USD 381,164 CLP 350,000,000 JPMC
**
6/18/2025 12,776
USD 21,151,141 CNY 152,448,951 CITI
**
6/18/2025 57,431

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 21,151,246 CNY 152,448,942 JPMC
**
6/18/2025 $ 57,537
USD 713,224 COP 2,951,190,476 CITI
**
6/18/2025 14,910
USD 713,228 COP 2,951,190,474 JPMC
**
6/18/2025 14,914
USD 6,932,118 CZK 159,212,001 CITI 6/18/2025 22,824
USD 6,932,153 CZK 159,212,000 JPMC 6/18/2025 22,859
USD 12,142,676 EUR 11,119,998 CITI 6/18/2025 65,954
USD 12,142,741 EUR 11,120,002 JPMC 6/18/2025 66,014
USD 2,927,224 GBP 2,261,500 CITI 6/18/2025 6,143
USD 2,927,238 GBP 2,261,500 JPMC 6/18/2025 6,158
USD 1,905,832 HUF 704,999,999 CITI 6/18/2025 20,953
USD 1,905,842 HUF 705,000,001 JPMC 6/18/2025 20,963
USD 2,636,542 IDR 43,383,024,210 CITI
**
6/18/2025 42,107
USD 2,636,555 IDR 43,383,024,210 JPMC
**
6/18/2025 42,120
USD 8,663,316 ILS 31,798,000 CITI 6/18/2025 95,796
USD 8,663,359 ILS 31,798,000 JPMC 6/18/2025 95,839
USD 8,135,824 JPY 1,201,601,248 CITI 6/18/2025 54,603
USD 8,135,865 JPY 1,201,601,252 JPMC 6/18/2025 54,644
USD 6,273,675 KRW 9,027,956,080 CITI
**
6/18/2025 123,913
USD 6,273,706 KRW 9,027,956,077 JPMC
**
6/18/2025 123,944
USD 8,363,291 MXN 171,158,373 CITI 6/18/2025 85,767
USD 8,363,333 MXN 171,158,376 JPMC 6/18/2025 85,809
USD 1,000,909 NOK 10,500,001 CITI 6/18/2025 2,898
USD 1,000,914 NOK 10,499,999 JPMC 6/18/2025 2,903
USD 21,939,262 NZD 38,169,088 CITI 6/18/2025 227,050
USD 21,939,368 NZD 38,169,080 JPMC 6/18/2025 227,160
USD 795,512 PHP 45,557,598 CITI
**
6/18/2025 1,300
USD 795,516 PHP 45,557,598 JPMC
**
6/18/2025 1,304
USD 1,201,510 PLN 4,664,567 CITI 6/18/2025 682
USD 1,201,517 PLN 4,664,569 JPMC 6/18/2025 688
USD 4,987,859 SEK 49,847,892 CITI 6/18/2025 5,830
USD 4,987,884 SEK 49,847,892 JPMC 6/18/2025 5,855
USD 13,722,777 SGD 18,261,894 CITI 6/18/2025 75,222
USD 13,722,843 SGD 18,261,891 JPMC 6/18/2025 75,291
USD 12,491,469 THB 418,354,912 CITI 6/18/2025 91,625
USD 12,491,532 THB 418,354,912 JPMC 6/18/2025 91,687
USD 2,829,168 TWD 92,553,519 CITI
**
6/18/2025 30,978
USD 2,830,422 TWD 92,553,516 JPMC
**
6/18/2025 32,233
USD 13,641,509 ZAR 249,617,602 CITI 6/18/2025 112,285
USD 13,641,577 ZAR 249,617,599 JPMC 6/18/2025 112,353
ZAR 151,795,877 USD 8,163,961 CITI 6/18/2025 63,345
ZAR 151,795,877 USD 8,163,920 JPMC 6/18/2025 63,386
Total unrealized appreciation 9,982,817
AUD 37,902,957 USD 23,900,451 CITI 6/18/2025 (201,570)
AUD 37,902,952 USD 23,900,328 JPMC 6/18/2025 (201,451)
BRL 41,763,368 USD 7,237,074 CITI
**
6/18/2025 (38,006)
BRL 41,763,369 USD 7,237,038 JPMC
**
6/18/2025 (37,968)
CAD 26,287,275 USD 18,456,004 CITI 6/18/2025 (118,118)
CAD 26,287,275 USD 18,455,911 JPMC 6/18/2025 (118,026)
CHF 24,555,842 USD 28,251,198 CITI 6/18/2025 (237,888)
CHF 24,555,843 USD 28,251,058 JPMC 6/18/2025 (237,747)
CLP 11,613,687,521 USD 12,389,552 CITI
**
6/18/2025 (165,716)
CLP 11,613,687,521 USD 12,389,490 JPMC
**
6/18/2025 (165,655)
CNY 163,336,643 USD 22,703,222 CITI
**
6/18/2025 (103,028)
CNY 163,336,630 USD 22,703,085 JPMC
**
6/18/2025 (102,891)
COP 33,987,462,977 USD 8,154,078 CITI
**
6/18/2025 (111,928)
COP 33,987,462,974 USD 8,154,037 JPMC
**
6/18/2025 (111,889)
CZK 58,270,578 USD 2,537,655 CITI 6/18/2025 (8,898)
CZK 58,270,576 USD 2,537,643 JPMC 6/18/2025 (8,884)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 30,037,798 USD 32,857,468 CITI 6/18/2025 $ (235,327)
EUR 30,037,801 USD 32,857,307 JPMC 6/18/2025 (235,164)
GBP 10,263,500 USD 13,279,200 CITI 6/18/2025 (22,288)
GBP 10,263,500 USD 13,279,134 JPMC 6/18/2025 (22,222)
HUF 1,094,999,999 USD 2,945,333 CITI 6/18/2025 (17,755)
HUF 1,095,000,001 USD 2,945,318 JPMC 6/18/2025 (17,739)
IDR 16,000,000,000 USD 967,881 CITI
**
6/18/2025 (11,034)
IDR 16,000,000,000 USD 967,877 JPMC
**
6/18/2025 (11,029)
ILS 33,071,833 USD 9,208,026 CITI 6/18/2025 (297,289)
ILS 33,071,833 USD 9,207,980 JPMC 6/18/2025 (297,243)
JPY 13,010,730,408 USD 88,409,872 CITI 6/18/2025 (907,806)
JPY 13,010,730,411 USD 88,409,430 JPMC 6/18/2025 (907,367)
KRW 13,907,782,121 USD 9,561,874 CITI
**
6/18/2025 (88,018)
KRW 13,907,782,118 USD 9,561,826 JPMC
**
6/18/2025 (87,971)
MXN 94,374,999 USD 4,615,764 CITI 6/18/2025 (51,622)
MXN 94,375,001 USD 4,615,741 JPMC 6/18/2025 (51,598)
NOK 73,157,598 USD 6,974,738 CITI 6/18/2025 (21,210)
NOK 73,157,596 USD 6,974,703 JPMC 6/18/2025 (21,176)
NZD 15,462,711 USD 8,891,721 CITI 6/18/2025 (95,869)
NZD 15,462,702 USD 8,891,672 JPMC 6/18/2025 (95,825)
PEN 2,656,857 USD 726,167 CITI
**
6/18/2025 (4,395)
PEN 2,656,857 USD 726,163 JPMC
**
6/18/2025 (4,390)
PHP 50,000,000 USD 872,400 CITI
**
6/18/2025 (743)
PHP 50,000,000 USD 872,395 JPMC
**
6/18/2025 (739)
PLN 19,847,000 USD 5,140,515 CITI 6/18/2025 (31,178)
PLN 19,847,000 USD 5,140,489 JPMC 6/18/2025 (31,154)
SEK 24,457,000 USD 2,454,339 CITI 6/18/2025 (9,993)
SEK 24,457,000 USD 2,454,327 JPMC 6/18/2025 (9,980)
SGD 4,066,654 USD 3,063,473 CITI 6/18/2025 (24,364)
SGD 4,066,652 USD 3,063,456 JPMC 6/18/2025 (24,348)
THB 21,625,000 USD 646,526 CITI 6/18/2025 (5,570)
THB 21,625,000 USD 646,522 JPMC 6/18/2025 (5,568)
TWD 1,216,007,503 USD 37,263,359 CITI
**
6/18/2025 (499,557)
TWD 1,216,007,500 USD 37,263,173 JPMC
**
6/18/2025 (499,368)
USD 2,035,678 AUD 3,278,833 CITI 6/18/2025 (14,418)
USD 2,035,689 AUD 3,278,835 JPMC 6/18/2025 (14,407)
USD 3,420,418 BRL 20,113,532 CITI
**
6/18/2025 (46,704)
USD 3,420,435 BRL 20,113,528 JPMC
**
6/18/2025 (46,687)
USD 14,245,001 CAD 20,446,150 CITI 6/18/2025 (18,142)
USD 14,245,072 CAD 20,446,150 JPMC 6/18/2025 (18,071)
USD 50,561,804 CHF 44,635,794 CITI 6/18/2025 (358,719)
USD 50,562,051 CHF 44,635,789 JPMC 6/18/2025 (358,466)
USD 6,762,281 CNY 49,009,825 CITI
**
6/18/2025 (19,000)
USD 6,762,314 CNY 49,009,820 JPMC
**
6/18/2025 (18,966)
USD 11,843,192 CZK 279,135,999 CITI 6/18/2025 (270,423)
USD 11,843,251 CZK 279,136,000 JPMC 6/18/2025 (270,363)
USD 29,196,864 EUR 27,273,362 CITI 6/18/2025 (422,999)
USD 29,197,013 EUR 27,273,365 JPMC 6/18/2025 (422,853)
USD 8,231,497 GBP 6,496,356 CITI 6/18/2025 (159,560)
USD 8,231,533 GBP 6,496,352 JPMC 6/18/2025 (159,519)
USD 253,714 HUF 95,000,000 CITI 6/18/2025 (277)
USD 253,715 HUF 95,000,000 JPMC 6/18/2025 (276)
USD 6,045,169 INR 530,200,001 CITI
**
6/18/2025 (122,618)
USD 6,045,199 INR 530,199,999 JPMC
**
6/18/2025 (122,587)
USD 2,480,013 JPY 370,000,001 CITI 6/18/2025 (8,376)
USD 2,480,025 JPY 369,999,999 JPMC 6/18/2025 (8,364)
USD 10,978,113 MXN 227,975,127 CITI 6/18/2025 (47,170)
USD 10,978,168 MXN 227,975,125 JPMC 6/18/2025 (47,116)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 4,887,750 NOK 52,289,505 CITI 6/18/2025 $ (82,295)
USD 4,887,774 NOK 52,289,497 JPMC 6/18/2025 (82,270)
USD 9,556,178 NZD 16,960,434 CITI 6/18/2025 (91,643)
USD 9,556,227 NZD 16,960,436 JPMC 6/18/2025 (91,595)
USD 5,621,740 PHP 324,728,346 CITI
**
6/18/2025 (39,296)
USD 5,621,768 PHP 324,728,346 JPMC
**
6/18/2025 (39,268)
USD 14,944,095 PLN 59,392,048 CITI 6/18/2025 (345,564)
USD 14,944,171 PLN 59,392,053 JPMC 6/18/2025 (345,489)
USD 15,077,398 SEK 152,445,174 CITI 6/18/2025 (158,679)
USD 15,077,473 SEK 152,445,165 JPMC 6/18/2025 (158,603)
USD 2,540,725 SGD 3,408,106 CITI 6/18/2025 (6,236)
USD 2,540,739 SGD 3,408,109 JPMC 6/18/2025 (6,223)
USD 5,035,910 THB 170,784,970 CITI 6/18/2025 (26,077)
USD 5,035,935 THB 170,784,970 JPMC 6/18/2025 (26,052)
USD 1,863,167 ZAR 34,514,749 CITI 6/18/2025 (7,526)
USD 1,863,176 ZAR 34,514,748 JPMC 6/18/2025 (7,517)
ZAR 117,954,124 USD 6,431,259 CITI 6/18/2025 (38,169)
ZAR 117,954,121 USD 6,431,226 JPMC 6/18/2025 (38,136)
Total unrealized depreciation (11,183,281)
Net unrealized depreciation $ (1,200,464)
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 171.4%
COMMON STOCKS - 80.2%
Communication Services - 4 .1%
Diversified Telecommunication Services - 1 .0%
AT&T, Inc. (a)
146,605 4,145,989
Deutsche Telekom AG (Registered)
(Germany) (2)(a) 104,418 3,855,111
HKT Trust & HKT Ltd. (Hong Kong)
(2)(a) 134,000 179,013
Iridium Communications, Inc. (a)(b)
26,994 737,476
Orange SA (France) (2)(a)
230,103 2,980,788
Quebecor, Inc., Class B (Canada)
(a) 7,115 179,525
Telenor ASA (Norway) (2)(a)
96,418 1,377,715
Telia Co. AB (Sweden) (a)
162,867 587,999
Verizon Communications, Inc. (a)
82,405 3,737,891
17,781,507
Entertainment - 1 .0%
Capcom Co. Ltd. (Japan) (2)(a)
81,200 2,004,142
CTS Eventim AG & Co. KGaA
(Germany) (2)(a) 1,917 192,318
Electronic Arts, Inc. (a)
992 143,364
Live Nation Entertainment, Inc. *(a)
(b) 4,091 534,203
Netflix, Inc. *(a)
4,075 3,800,060
ROBLOX Corp., Class A *(a)
66,712 3,888,642
Roku, Inc., Class A *(a)
15,097 1,063,433
Sea Ltd., ADR (Singapore) *(a)
13,742 1,793,193
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 71,300 3,311,994
Vivendi SE (France) (2)(a)
109,336 327,755
Warner Music Group Corp., Class
A (a)(b) 11,848 371,435
17,430,539
Interactive Media & Services - 0 .4%
Alphabet, Inc., Class A (a)
3,435 531,188
LY Corp. (Japan) (2)(a)
85,200 288,501
Meta Platforms, Inc., Class A (a)
904 521,029
Pinterest, Inc., Class A *(a)
36,390 1,128,090
REA Group Ltd. (Australia) (2)(a)
2,988 414,569
Scout24 SE (Germany) (2)(a)(c)
3,657 382,970
Snap, Inc., Class A *(a)(b)
330,036 2,874,614
6,140,961
Media - 1 .3%
Comcast Corp., Class A (a)
302,763 11,171,955
CyberAgent, Inc. (Japan) (2)(a)
59,400 452,010
ITV plc (United Kingdom) (2)(a)
196,530 201,951
New York Times Co. (The), Class
A (a) 81,245 4,029,752
News Corp., Class A (a)
65,485 1,782,502
Omnicom Group, Inc. (a)
24,672 2,045,556
Sirius XM Holdings, Inc. (a)(b)
55,931 1,260,964
TBS Holdings, Inc. (Japan) (2)(a)
21,900 631,683
21,576,373
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - 0 .4%
Freenet AG (Germany) (a)
44,596 1,699,331
Millicom International Cellular SA,
SDR (Guatemala) (3) 17,719 528,830
SoftBank Corp. (Japan) (2)(a)
2,614,900 3,647,721
Vodafone Group plc (United
Kingdom) (2)(a) 1,678,321 1,576,986
7,452,868
Total Communication Services 70,382,248
Consumer Discretionary - 9 .0%
Automobile Components - 0 .8%
Aisin Corp. (Japan) (2)(a)
126,300 1,379,561
Aptiv plc (Ireland) *(a)(b)
23,726 1,411,697
Autoliv, Inc. (Sweden) (a)(b)
16,529 1,461,990
Continental AG (Germany) (2)(a)
8,204 578,545
Forvia SE (France) (2)(a)
16,146 132,494
Lear Corp. (a)
23,662 2,087,462
Niterra Co. Ltd. (Japan) (2)(a)
70,000 2,135,378
Pirelli & C SpA (Italy) (2)(a)(c)
77,062 458,708
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 99,800 1,665,654
Valeo SE (France) (2)(a)
166,587 1,563,995
Yokohama Rubber Co. Ltd. (The)
(Japan) (2)(a) 58,300 1,344,308
14,219,792
Automobiles - 1 .2%
General Motors Co. (a)
168,347 7,917,359
Honda Motor Co. Ltd. (Japan) (2)(a)
573,200 5,187,216
Mazda Motor Corp. (Japan) (2)(a)
369,200 2,362,275
Mitsubishi Motors Corp. (Japan) (2)
(a) 340,400 938,601
Renault SA (France) (2)(a)
58,703 2,973,691
Subaru Corp. (Japan) (2)(a)
108,600 1,944,935
21,324,077
Broadline Retail - 0 .7%
Amazon.com, Inc. *(a)
12,491 2,376,538
Dollarama, Inc. (Canada) (a)
1,576 168,524
MercadoLibre, Inc. (Brazil) *(a)
523 1,020,305
Prosus NV (China) (2)(a)
70,157 3,259,435
Rakuten Group, Inc. (Japan) (2)*(a)
431,600 2,476,074
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 98,400 2,688,140
11,989,016
Distributors - 0 .0% †
Genuine Parts Co. (a)(b) 4,408 525,169
Diversified Consumer Services - 0 .3%
Bright Horizons Family Solutions,
Inc. *(a) 7,503 953,181
Duolingo, Inc., Class A *(a)(b)
1,938 601,827
Graham Holdings Co., Class B (a)
543 521,747
Grand Canyon Education, Inc. *(a)
3,924 678,930
Pearson plc (United Kingdom) (2)(a)
98,289 1,554,879

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 0.3% (continued)
Service Corp. International (a)
2,435 195,287
4,505,851
Hotels, Restaurants & Leisure - 2 .1%
Accor SA (France) (2)(a)
3,028 138,093
Airbnb, Inc., Class A *(a)(b)
21,480 2,566,001
Aristocrat Leisure Ltd. (Australia)
(2)(a) 70,608 2,855,608
Booking Holdings, Inc. (a)(b)
816 3,759,239
Carnival Corp. *(a)(b)
94,235 1,840,409
Compass Group plc (United
Kingdom) (2)(a) 23,316 771,207
Delivery Hero SE (South Korea)
(2)*(c) 14,108 338,276
DoorDash, Inc., Class A *(a)(b)
19,584 3,579,368
DraftKings, Inc., Class A *(a)
17,665 586,655
Evolution AB (Sweden) (2)(a)(c)
7,743 576,925
Expedia Group, Inc. (a)(b)
32,204 5,413,492
FDJ UNITED (France) (2)(a)(c)
3,828 120,452
Flutter Entertainment plc (United
Kingdom) *(a)(b) 11,262 2,495,096
Hilton Worldwide Holdings, Inc. (a)
(b) 7,101 1,615,832
InterContinental Hotels Group plc
(United Kingdom) (2)(a) 25,762 2,773,800
Light & Wonder, Inc. *(a)(b)
1,653 143,166
Norwegian Cruise Line Holdings Ltd.
*(a)(b) 17,410 330,094
Skylark Holdings Co. Ltd. (Japan)
(2)(a) 12,200 244,458
Texas Roadhouse, Inc., Class A (a)
7,636 1,272,387
Travel + Leisure Co. (a)
41,547 1,923,211
Wendy's Co. (The) (a)
70,477 1,031,078
Zensho Holdings Co. Ltd. (Japan)
(2)(a) 19,100 1,029,956
35,404,803
Household Durables - 0 .8%
DR Horton, Inc. (a)(b)
9,886 1,256,807
Electrolux AB, Class B (Sweden)
(2)*(a) 141,942 1,162,291
Garmin Ltd. (a)
11,990 2,603,389
Newell Brands, Inc. (a)(b)
218,950 1,357,490
Panasonic Holdings Corp. (Japan)
(2)(a) 87,400 1,042,639
Rinnai Corp. (Japan) (2)(a)
13,800 318,783
Sony Group Corp. (Japan) (2)(a)
107,800 2,727,664
Taylor Morrison Home Corp., Class
A *(a) 19,527 1,172,401
Toll Brothers, Inc. (a)
13,661 1,442,465
13,083,929
INVESTMENTS SHARES VALUE ($)
Leisure Products - 0 .5%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 108,700 3,646,610
Hasbro, Inc. (a)
65,765 4,043,890
Mattel, Inc. *(a)
90,723 1,762,748
9,453,248
Specialty Retail - 1 .7%
ABC-Mart, Inc. (Japan) (2)(a)
62,100 1,158,620
Abercrombie & Fitch Co., Class A
*(a)(b) 34,734 2,652,636
AutoNation, Inc. *(a)
2,346 379,864
AutoZone, Inc. *(a)
624 2,379,175
Bath & Body Works, Inc. (a)
13,900 421,448
CarMax, Inc. *(a)
1,825 142,204
Carvana Co., Class A *(a)(b)
2,205 461,021
Chewy, Inc., Class A *(a)
26,857 873,121
Gap, Inc. (The) (a)
55,987 1,153,892
Home Depot, Inc. (The) (a)
4,651 1,704,545
Industria de Diseno Textil SA (Spain)
(2)(a) 55,437 2,760,313
JB Hi-Fi Ltd. (Australia) (2)(a)
57,593 3,366,322
Penske Automotive Group, Inc. (a)
6,391 920,176
Sanrio Co. Ltd. (Japan) (2)(a)
11,700 541,308
Shimamura Co. Ltd. (Japan) (2)(a)
30,900 1,771,023
TJX Cos., Inc. (The) (a)(b)
13,671 1,665,128
USS Co. Ltd. (Japan) (2)(a)
192,300 1,787,442
Zalando SE (Germany) (2)*(a)(c)
101,792 3,530,687
ZOZO, Inc. (Japan) (2)(a)
84,900 813,156
28,482,081
Textiles, Apparel & Luxury Goods - 0 .9%
adidas AG (Germany) (2)(a)
3,404 802,869
Asics Corp. (Japan) (2)(a)
177,200 3,757,982
Brunello Cucinelli SpA (Italy) (2)(a)
3,786 434,945
Carter's, Inc. (a)
3,195 130,675
Gildan Activewear, Inc. (Canada) (a)
5,206 230,156
Hermes International SCA (France)
(2)(a) 1,942 5,109,635
Pandora A/S (Denmark) (2)(a)
14,602 2,237,921
Ralph Lauren Corp., Class A (a)
5,243 1,157,340
Tapestry, Inc. (a)
22,637 1,593,871
Under Armour, Inc., Class A *(a)(b)
41,554 259,713
15,715,107
Total Consumer Discretionary 154,703,073
Consumer Staples - 4 .3%
Beverages - 1 .3%
Asahi Group Holdings Ltd. (Japan)
(2)(a) 145,700 1,861,546
Carlsberg A/S, Class B (Denmark)
(2)(a) 6,526 826,046
Celsius Holdings, Inc. *(a)(b)
63,149 2,249,367
Coca-Cola Co. (The) (a)(b)
18,545 1,328,193
Coca-Cola Consolidated, Inc. (a)
2,019 2,725,650
Coca-Cola HBC AG (Italy) (2)(a)
5,004 226,630
Keurig Dr Pepper, Inc. (a)
85,144 2,913,628

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Beverages - 1.3% (continued)
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 146,000 2,023,001
Molson Coors Beverage Co., Class
B (a) 23,991 1,460,332
Monster Beverage Corp. *(a)
32,407 1,896,458
PepsiCo, Inc. (a)
28,103 4,213,764
Royal Unibrew A/S (Denmark) (2)(a)
4,663 371,270
22,095,885
Consumer Staples Distribution & Retail - 1 .3%
Albertsons Cos., Inc., Class A (a)(b)
23,344 513,335
Carrefour SA (France) (2)(a)
95,350 1,363,687
Coles Group Ltd. (Australia) (2)(a)
26,446 323,719
Cosmos Pharmaceutical Corp.
(Japan) (2)(a) 5,500 275,461
Costco Wholesale Corp. (a)
2,689 2,543,202
Empire Co. Ltd., Class A (Canada)
(a) 39,526 1,325,270
George Weston Ltd. (Canada) (a)
9,225 1,572,683
Loblaw Cos. Ltd. (Canada) (a)
3,932 551,007
Marks & Spencer Group plc (United
Kingdom) (2)(a) 577,675 2,667,041
Metro, Inc., Class A (Canada) (a)
17,640 1,226,667
Performance Food Group Co. *(a)(b)
9,694 762,239
Sundrug Co. Ltd. (Japan) (2)(a)
23,300 653,111
Tesco plc (United Kingdom) (2)(a)
542,062 2,332,106
US Foods Holding Corp. *(a)(b)
28,279 1,851,143
Walmart, Inc. (a)
49,145 4,314,439
22,275,110
Food Products - 0 .7%
AAK AB (Sweden) (2)(a)
36,938 1,030,974
Danone SA (France) (2)(a)
7,017 536,697
Ingredion, Inc. (a)
10,803 1,460,674
Lancaster Colony Corp. (a)
708 123,900
McCormick & Co., Inc. (Non-Voting)
(a) 12,686 1,044,185
Mowi ASA (Norway) (2)(a)
7,062 130,911
Nisshin Seifun Group, Inc. (Japan)
(2)(a) 26,100 301,414
Orkla ASA (Norway) (2)(a)
20,295 222,565
Pilgrim's Pride Corp. *(a)
21,051 1,147,490
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a) 32,000 1,893,861
Tyson Foods, Inc., Class A (a)
38,274 2,442,264
WH Group Ltd. (Hong Kong) (2)(a)
(c) 1,400,000 1,285,486
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 40,900 784,391
12,404,812
Household Products - 0 .1%
Church & Dwight Co., Inc. (a)(b)
7,668 844,170
Colgate-Palmolive Co. (a)
17,691 1,657,647
2,501,817
INVESTMENTS SHARES VALUE ($)
Personal Care Products - 0 .2%
Beiersdorf AG (Germany) (2)(a)
1,760 227,364
BellRing Brands, Inc. *(a)
32,151 2,393,963
2,621,327
Tobacco - 0 .7%
Altria Group, Inc. (a)(b)
13,749 825,215
British American Tobacco plc (United
Kingdom) (2)(a) 43,283 1,775,658
Imperial Brands plc (United
Kingdom) (2)(a) 47,136 1,744,121
Philip Morris International, Inc. (a)
44,899 7,126,818
11,471,812
Total Consumer Staples 73,370,763
Energy - 4 .6%
Energy Equipment & Services - 1 .0%
Baker Hughes Co., Class A (a)(b)
34,452 1,514,165
Halliburton Co. (a)(b)
371,251 9,418,638
NOV, Inc. (a)(b)
106,599 1,622,437
Schlumberger NV (a)(b)
60,467 2,527,521
Subsea 7 SA (United Kingdom) (2)
(a) 35,471 567,148
TechnipFMC plc (United Kingdom)
(a) 60,783 1,926,213
Tenaris SA (2)(a)
9,061 177,312
17,753,434
Oil, Gas & Consumable Fuels - 3 .6%
Antero Resources Corp. *(a)
8,052 325,623
APA Corp. (a)
66,160 1,390,683
ARC Resources Ltd. (Canada) (a)
39,231 788,682
Canadian Natural Resources Ltd.
(Canada) (a) 67,854 2,087,888
Cenovus Energy, Inc. (Canada) (a)
211,090 2,933,741
Cheniere Energy, Inc. (a)
5,216 1,206,982
CNX Resources Corp. *(a)(b)
28,592 900,076
ConocoPhillips (a)
86,578 9,092,422
Cosmo Energy Holdings Co. Ltd.
(Japan) (2)(a) 17,700 761,174
Coterra Energy, Inc. (a)(b)
64,335 1,859,281
Devon Energy Corp. (a)
22,261 832,561
Enbridge, Inc. (Canada) (a)
34,958 1,547,184
Eni SpA (Italy) (2)(a)
224,525 3,472,623
EQT Corp. (a)(b)
12,704 678,775
Equinor ASA (Norway) (2)(a)
45,250 1,194,996
Expand Energy Corp. (a)(b)
1,844 205,274
Gaztransport Et Technigaz SA
(France) (2)(a) 1,520 230,484
HF Sinclair Corp. (a)
84,212 2,768,891
Inpex Corp. (Japan) (2)(a)
397,200 5,509,480
Kinder Morgan, Inc. (a)(b)
85,566 2,441,198
Koninklijke Vopak NV (Netherlands)
(2)(a) 19,319 839,309
Ovintiv, Inc. (a)
88,550 3,789,940
PBF Energy, Inc., Class A (a)(b)
56,397 1,076,619
Range Resources Corp. (a)(b)
16,418 655,571

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 3.6% (continued)
Repsol SA (Spain) (2)(a)
82,135 1,090,550
Shell plc (2)(a)
64,911 2,362,782
Suncor Energy, Inc. (Canada) (a)
40,432 1,565,527
Targa Resources Corp. (a)
13,946 2,795,755
TotalEnergies SE (France) (2)(a)
21,316 1,373,453
Valero Energy Corp. (a)
34,777 4,592,998
Williams Cos., Inc. (The) (a)(b)
15,754 941,459
61,311,981
Total Energy 79,065,415
Financials - 14 .2%
Banks - 6 .0%
ABN AMRO Bank NV, CVA
(Netherlands) (2)(a)(c) 95,134 2,004,605
Associated Banc-Corp.
12,915 290,975
Banca Monte dei Paschi di Siena
SpA (Italy) (2)(a) 568,796 4,523,773
Bank of America Corp. (a)
30,972 1,292,462
Bank of Nova Scotia (The) (Canada)
(a) 7,271 344,742
Bank OZK
20,577 894,071
Barclays plc (United Kingdom) (2)(a)
998,986 3,756,221
BNP Paribas SA (France) (2)(a)
22,387 1,871,091
BOC Hong Kong Holdings Ltd.
(China) (2)(a) 221,000 894,812
BOK Financial Corp.
9,430 982,134
BPER Banca SpA (Italy) (2)(a)
56,465 443,233
CaixaBank SA (Spain) (2)(a)
143,857 1,120,608
Citigroup, Inc. (a)
100,552 7,138,186
Citizens Financial Group, Inc. (a)(b)
63,988 2,621,588
Comerica, Inc. (a)
19,704 1,163,718
Commerce Bancshares, Inc. (a)(b)
27,821 1,731,301
Commerzbank AG (Germany) (2)(a)
226,474 5,182,854
Cullen/Frost Bankers, Inc. (a)
10,416 1,304,083
Danske Bank A/S (Denmark) (2)(a)
28,199 922,993
DBS Group Holdings Ltd.
(Singapore) (2) 88,500 3,039,208
East West Bancorp, Inc. (a)
6,278 563,513
First Horizon Corp. (a)
32,460 630,373
Fukuoka Financial Group, Inc.
(Japan) (2) 28,500 758,426
Hancock Whitney Corp. (a)(b)
34,546 1,811,938
Huntington Bancshares, Inc. (a)(b)
122,534 1,839,235
Intesa Sanpaolo SpA (Italy) (2)(a)
577,102 2,974,193
Japan Post Bank Co. Ltd. (Japan)
(2)(a) 130,500 1,325,042
Kyoto Financial Group, Inc. (Japan)
(2)(a) 9,200 141,269
M&T Bank Corp. (a)(b)
3,540 632,775
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2)(a) 209,700 2,859,012
Mizuho Financial Group, Inc.
(Japan) (2)(a) 24,000 658,650
NatWest Group plc (United
Kingdom) (2)(a) 669,256 3,951,549
Nordea Bank Abp (Finland) (2)(a)
210,731 2,695,344
INVESTMENTS SHARES VALUE ($)
Banks - 6.0% (continued)
PNC Financial Services Group, Inc.
(The) (a) 23,365 4,106,866
Popular, Inc.
18,070 1,669,126
Prosperity Bancshares, Inc.
10,626 758,378
Regions Financial Corp. (a)(b)
16,993 369,258
Societe Generale SA (France) (2)(a)
174,520 7,873,280
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2)(a) 269,900 6,940,373
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 141,600 3,564,254
Svenska Handelsbanken AB, Class
A (Sweden) (2)(a) 59,006 666,857
Swedbank AB, Class A (Sweden)
(2)(a) 27,857 634,429
Synovus Financial Corp. (a)(b)
19,545 913,533
Texas Capital Bancshares, Inc. *
29,421 2,197,749
UMB Financial Corp. (a)
6,812 688,693
UniCredit SpA (Italy) (2)(a)
94,139 5,284,225
Valley National Bancorp
179,062 1,591,861
Webster Financial Corp. (a)
7,447 383,893
Wintrust Financial Corp. (a)(b)
2,644 297,344
Zions Bancorp NA (a)
49,082 2,447,228
102,751,324
Capital Markets - 1 .9%
Ameriprise Financial, Inc. (a)(b)
5,198 2,516,404
Azimut Holding SpA (Italy) (2)(a)
29,096 814,669
Banca Generali SpA (Italy) (2)(a)
13,023 733,730
Bank of New York Mellon Corp.
(The) (a)(b) 17,934 1,504,125
Cboe Global Markets, Inc. (a)(b)
5,324 1,204,768
Charles Schwab Corp. (The) (a)
30,624 2,397,247
CME Group, Inc. (a)(b)
22,954 6,089,467
Deutsche Bank AG (Registered)
(Germany) (2)(a) 40,027 954,130
Federated Hermes, Inc., Class B (a)
49,604 2,022,355
IGM Financial, Inc. (Canada) (a)
5,827 179,217
Intermediate Capital Group plc
(United Kingdom) (2)(a) 45,529 1,159,591
Invesco Ltd. (a)
214,496 3,253,904
MSCI, Inc., Class A (a)
8,720 4,931,160
Nomura Holdings, Inc. (Japan) (2)(a)
521,000 3,210,362
Onex Corp. (Canada) (a)
4,416 295,546
Raymond James Financial, Inc. (a)
890 123,630
Stifel Financial Corp. (a)
15,620 1,472,341
Virtu Financial, Inc., Class A (a)
7,743 295,163
33,157,809
Consumer Finance - 0 .6%
Ally Financial, Inc. (a)
76,056 2,773,762
Capital One Financial Corp. (a)
13,664 2,449,955
FirstCash Holdings, Inc. (a)(b)
5,837 702,308
OneMain Holdings, Inc. (a)(b)
45,909 2,244,032
SoFi Technologies, Inc. *(a)(b)
58,490 680,239
Synchrony Financial (a)
15,007 794,471
9,644,767

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Financial Services - 1 .0%
Corebridge Financial, Inc. (a)
115,371 3,642,262
Corpay, Inc. *(a)(b)
2,670 931,082
Essent Group Ltd. (a)
16,017 924,501
Euronet Worldwide, Inc. *(a)
7,996 854,373
GMO Payment Gateway, Inc.
(Japan) (2)(a) 10,700 569,335
Mastercard, Inc., Class A (a)
7,939 4,351,525
PayPal Holdings, Inc. *(a)
3,430 223,808
Tokyo Century Corp. (Japan) (2)(a)
16,700 163,574
Visa, Inc., Class A (a)
12,045 4,221,291
Western Union Co. (The) (a)
100,756 1,065,999
16,947,750
Insurance - 4 .7%
Ageas SA/NV (Belgium) (2)(a)
14,208 851,675
AIA Group Ltd. (Hong Kong) (2)(a)
144,000 1,090,062
Allianz SE (Registered) (Germany)
(2)(a) 9,305 3,561,116
Allstate Corp. (The) (a)
16,334 3,382,281
American International Group, Inc.
(a) 53,535 4,654,333
Aon plc, Class A (a)(b)
4,516 1,802,290
Assurant, Inc. (a)
1,900 398,525
AXA SA (France) (2)(a)
8,877 379,277
Axis Capital Holdings Ltd. (a)
23,214 2,326,971
Beazley plc (United Kingdom) (2)(a)
68,604 826,249
Brighthouse Financial, Inc. *(a)
33,035 1,915,700
Cincinnati Financial Corp. (a)
7,018 1,036,699
CNO Financial Group, Inc. (a)
53,705 2,236,813
Everest Group Ltd. (a)(b)
6,034 2,192,333
Fairfax Financial Holdings Ltd.
(Canada) (a) 799 1,154,784
Fidelity National Financial, Inc. (a)
13,011 846,756
First American Financial Corp. (a)
7,542 494,981
Globe Life, Inc. (a)
13,011 1,713,809
Hanover Insurance Group, Inc.
(The) (a) 3,537 615,261
iA Financial Corp., Inc. (Canada) (a)
7,703 731,519
Japan Post Holdings Co. Ltd.
(Japan) (2)(a) 76,800 770,106
Kemper Corp. (a)
8,808 588,815
Lincoln National Corp. (a)
48,369 1,736,931
Manulife Financial Corp. (Canada)
(a) 56,352 1,755,897
Mapfre SA (Spain) (2)(a)
405,652 1,249,801
Marsh & McLennan Cos., Inc. (a)
6,508 1,588,147
MS&AD Insurance Group Holdings,
Inc. (Japan) (2)(a) 103,600 2,253,077
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (2)(a) 5,898 3,725,890
NN Group NV (Netherlands) (2)(a)
14,117 785,551
Old Republic International Corp. (a)
13,444 527,274
Poste Italiane SpA (Italy) (2)(a)(c)
120,731 2,153,879
Primerica, Inc. (a)(b)
4,856 1,381,678
Principal Financial Group, Inc. (a)(b)
15,443 1,302,926
Progressive Corp. (The) (a)
9,245 2,616,427
INVESTMENTS SHARES VALUE ($)
Insurance - 4.7% (continued)
QBE Insurance Group Ltd.
(Australia) (2)(a) 30,230 417,693
SCOR SE (France) (2)(a)
21,901 632,497
Swiss Re AG (2)(a)
3,679 626,088
T&D Holdings, Inc. (Japan) (2)(a)
42,300 905,349
Talanx AG (Germany) (2)(a)
4,356 458,148
Tokio Marine Holdings, Inc. (Japan)
(2)(a) 50,600 1,968,483
Travelers Cos., Inc. (The) (a)
12,776 3,378,741
Unipol Assicurazioni SpA (Italy) (2)
(a) 188,984 3,025,242
Unum Group (a)
7,955 648,014
W R Berkley Corp. (a)(b)
27,088 1,927,582
Willis Towers Watson plc (a)
1,644 555,590
Zurich Insurance Group AG
(Switzerland) (2)(a) 15,146 10,572,031
79,763,291
Total Financials 242,264,941
Health Care - 9 .6%
Biotechnology - 1 .5%
Alnylam Pharmaceuticals, Inc. *(a)
(b) 7,822 2,112,096
Apellis Pharmaceuticals, Inc. *(a)(b)
74,304 1,625,028
Argenx SE (Netherlands) (2)*(a)
2,108 1,243,923
BioMarin Pharmaceutical, Inc. *(a)
(b) 56,024 3,960,337
Exact Sciences Corp. *(a)(b)
39,753 1,720,907
Exelixis, Inc. *(a)
69,978 2,583,588
Gilead Sciences, Inc. (a)
16,073 1,800,980
GRAIL, Inc. *(a)(b)
14,870 379,780
Grifols SA (Spain) (2)*(a)
19,992 177,988
Incyte Corp. *(a)(b)
98,129 5,941,711
Natera, Inc. *(a)(b)
11,739 1,660,012
Neurocrine Biosciences, Inc. *(a)
2,783 307,800
Swedish Orphan Biovitrum AB
(Sweden) (2)*(a) 25,009 716,663
Ultragenyx Pharmaceutical, Inc. *(a)
10,426 377,525
United Therapeutics Corp. *(a)
4,481 1,381,358
25,989,696
Health Care Equipment & Supplies - 1 .5%
Abbott Laboratories (a)
27,056 3,588,978
Align Technology, Inc. *(a)
7,856 1,248,004
Asahi Intecc Co. Ltd. (Japan) (2)(a)
51,600 833,528
Boston Scientific Corp. *(a)
26,846 2,708,224
ConvaTec Group plc (United
Kingdom) (2)(a)(c) 142,297 475,351
Demant A/S (Denmark) (2)*(a)
6,985 234,738
Edwards Lifesciences Corp. *(a)
29,192 2,115,836
IDEXX Laboratories, Inc. *(a)(b)
2,950 1,238,852
Inspire Medical Systems, Inc. *(a)(b)
9,121 1,452,793
Insulet Corp. *(a)(b)
1,531 402,056
LivaNova plc *(a)
6,714 263,726
Medtronic plc (a)
46,562 4,184,061
Penumbra, Inc. *(a)
1,836 490,965

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1.5% (continued)
QuidelOrtho Corp. *(a)
40,116 1,402,857
ResMed, Inc. (a)(b)
5,942 1,330,117
Solventum Corp. *(a)(b)
3,515 267,281
Stryker Corp. (a)
9,405 3,501,011
Ypsomed Holding AG (Registered)
(Switzerland) (2)(a) 342 132,385
25,870,763
Health Care Providers & Services - 1 .7%
Cardinal Health, Inc. (a)
11,174 1,539,442
Cencora, Inc. (a)
10,057 2,796,751
Centene Corp. *(a)
34,494 2,094,131
CVS Health Corp. (a)
77,392 5,243,308
Elevance Health, Inc. (a)(b)
3,566 1,551,067
Encompass Health Corp. (a)
8,877 899,063
Fresenius Medical Care AG
(Germany) (2)(a) 6,315 314,234
HCA Healthcare, Inc. (a)(b)
5,749 1,986,567
Humana, Inc. (a)
21,584 5,711,126
McKesson Corp. (a)
2,334 1,570,759
Molina Healthcare, Inc. *(a)(b)
6,204 2,043,535
Universal Health Services, Inc.,
Class B (a) 16,631 3,124,965
28,874,948
Health Care Technology - 0 .3%
Pro Medicus Ltd. (Australia) (2)(a)
24,410 3,089,708
Veeva Systems, Inc., Class A *(a)
9,967 2,308,656
5,398,364
Life Sciences Tools & Services - 0 .8%
Agilent Technologies, Inc. (a)
1,056 123,531
Danaher Corp. (a)
17,461 3,579,505
Illumina, Inc. *(a)(b)
52,150 4,137,581
IQVIA Holdings, Inc. *(a)
3,684 649,489
Medpace Holdings, Inc. *(a)(b)
6,270 1,910,407
Mettler-Toledo International, Inc.
*(a)(b) 732 864,426
Waters Corp. *(a)(b)
3,839 1,414,940
12,679,879
Pharmaceuticals - 3 .8%
Astellas Pharma, Inc. (Japan) (2)(a)
371,900 3,620,262
Bristol-Myers Squibb Co. (a)
69,093 4,213,982
Chugai Pharmaceutical Co. Ltd.
(Japan) (2)(a) 11,700 535,995
Eli Lilly & Co. (a)
5,643 4,660,610
Ipsen SA (France) (2)(a)
4,949 570,029
Jazz Pharmaceuticals plc *(a)
930 115,460
Johnson & Johnson (a)
39,619 6,570,415
Merck & Co., Inc. (a)
114,164 10,247,361
Novartis AG (Registered) (2)(a)
98,401 10,929,379
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 80,300 4,184,432
Roche Holding AG (2)(a)
11,140 3,666,482
Royalty Pharma plc, Class A (a)
124,718 3,882,471
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 3.8% (continued)
Santen Pharmaceutical Co. Ltd.
(Japan) (2)(a) 41,600 396,199
Shionogi & Co. Ltd. (Japan) (2)(a)
46,400 700,395
Takeda Pharmaceutical Co. Ltd.
(Japan) (2)(a) 188,800 5,595,802
UCB SA (Belgium) (2)(a)
2,420 426,077
Zoetis, Inc., Class A (a)
26,427 4,351,206
64,666,557
Total Health Care 163,480,207
Industrials - 14 .4%
Aerospace & Defense - 2 .7%
Curtiss-Wright Corp. (a)
3,946 1,251,947
Dassault Aviation SA (France) (2)(a)
3,242 1,068,972
GE Aerospace (a)(b)
13,200 2,641,980
General Dynamics Corp. (a)
3,816 1,040,165
Howmet Aerospace, Inc. (a)(b)
14,442 1,873,561
Kongsberg Gruppen ASA (Norway)
(2)(a) 27,069 3,968,725
Leonardo SpA (Italy) (2)(a)
51,325 2,499,469
Lockheed Martin Corp. (a)
11,726 5,238,122
Northrop Grumman Corp. (a)
12,254 6,274,171
Rheinmetall AG (Germany) (2)(a)
5,220 7,469,417
Rolls-Royce Holdings plc (United
Kingdom) (2)*(a) 425,948 4,139,945
Saab AB, Class B (Sweden) (2)(a)
124,377 4,890,432
Safran SA (France) (2)(a)
6,976 1,836,665
Woodward, Inc. (a)
8,765 1,599,525
45,793,096
Air Freight & Logistics - 0 .5%
InPost SA (Poland) (2)*(a)
8,241 120,947
International Distribution Services
plc (United Kingdom) (a) 153,613 720,299
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 122,200 2,225,853
United Parcel Service, Inc., Class
B (a)(b) 44,119 4,852,649
7,919,748
Building Products - 0 .9%
AGC, Inc. (Japan) (2)(a)
24,200 736,715
Allegion plc (a)
14,017 1,828,658
Belimo Holding AG (Registered)
(Switzerland) (2)(a) 793 488,896
Geberit AG (Registered)
(Switzerland) (2)(a) 1,088 681,618
Hayward Holdings, Inc. *(a)(b)
42,998 598,532
Johnson Controls International plc
(a) 25,747 2,062,592
Lennox International, Inc. (a)
1,987 1,114,369
Lixil Corp. (Japan) (2)(a)
104,000 1,202,860
Owens Corning (a)
7,993 1,141,560
Sanwa Holdings Corp. (Japan) (2)
(a) 77,900 2,499,766

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Building Products - 0.9% (continued)
Trane Technologies plc (a)
10,022 3,376,612
15,732,178
Commercial Services & Supplies - 0 .7%
Brambles Ltd. (Australia) (2)(a)
162,642 2,054,693
Cintas Corp. (a)(b)
16,146 3,318,487
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 36,800 523,938
ISS A/S (Denmark) (2)(a)
62,258 1,429,607
Rollins, Inc. (a)(b)
12,731 687,856
Sohgo Security Services Co. Ltd.
(Japan) (2)(a) 134,400 1,010,991
TOPPAN Holdings, Inc. (Japan) (2)
(a) 23,300 636,959
Waste Connections, Inc. (a)(b)
14,527 2,835,525
12,498,056
Construction & Engineering - 1 .0%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 26,460 1,514,393
AECOM (a)
15,963 1,480,249
AtkinsRealis Group, Inc. (Canada)
(a) 9,142 434,341
Bouygues SA (France) (2)(a)
3,281 129,338
Comfort Systems USA, Inc. (a)
7,236 2,332,380
Eiffage SA (France) (2)(a)
4,946 575,857
EMCOR Group, Inc. (a)
3,842 1,420,119
Kinden Corp. (Japan) (2)(a)
66,300 1,486,733
MasTec, Inc. *(a)
15,568 1,816,941
Obayashi Corp. (Japan) (2)(a)
84,400 1,125,925
Shimizu Corp. (Japan) (2)(a)
247,600 2,203,763
Taisei Corp. (Japan) (2)(a)
34,400 1,531,198
Worley Ltd. (Australia) (2)(a)
14,214 129,312
16,180,549
Electrical Equipment - 1 .0%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 97,780 5,045,248
Eaton Corp. plc (a)(b)
7,494 2,037,094
Fuji Electric Co. Ltd. (Japan) (2)(a)
25,300 1,081,569
Fujikura Ltd. (Japan) (2)(a)
56,000 2,073,954
GE Vernova, Inc. (a)
5,211 1,590,814
Mitsubishi Electric Corp. (Japan) (2)
(a) 8,300 153,071
Schneider Electric SE (2)(a)
17,324 3,999,166
Signify NV (2)(a)(c)
19,107 414,852
Vertiv Holdings Co., Class A (a)(b)
5,061 365,404
Vestas Wind Systems A/S
(Denmark) (2)*(a) 77,289 1,069,255
17,830,427
Ground Transportation - 0 .5%
Grab Holdings Ltd., Class A
(Singapore) *(a) 439,201 1,989,581
Keio Corp. (Japan) (2)(a)
11,800 301,777
Kyushu Railway Co. (Japan) (2)(a)
16,400 400,467
Lyft, Inc., Class A *(a)
213,236 2,531,111
Ryder System, Inc. (a)
6,507 935,772
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0.5% (continued)
Seibu Holdings, Inc. (Japan) (2)(a)
41,800 926,435
Tobu Railway Co. Ltd. (Japan) (2)(a)
11,300 192,904
Uber Technologies, Inc. *(a)(b)
17,097 1,245,687
Union Pacific Corp. (a)(b)
2,769 654,149
9,177,883
Industrial Conglomerates - 0 .3%
3M Co. (a)(b)
26,157 3,841,417
CK Hutchison Holdings Ltd. (United
Kingdom) (2)(a) 36,000 202,930
Hikari Tsushin, Inc. (Japan) (2)(a)
2,900 748,473
Sekisui Chemical Co. Ltd. (Japan)
(2)(a) 41,100 700,995
5,493,815
Machinery - 2 .7%
Aalberts NV (Netherlands) (2)(a)
3,573 121,825
Alfa Laval AB (Sweden) (2)(a)
34,292 1,470,274
Allison Transmission Holdings, Inc.
(a) 22,706 2,172,283
Alstom SA (France) (2)*(a)
12,755 282,532
Atlas Copco AB, Class A (Sweden)
(2)(a) 101,110 1,615,074
Cummins, Inc. (a)
11,993 3,759,086
Ebara Corp. (Japan) (2)(a)
63,500 966,507
Flowserve Corp. (a)
49,147 2,400,339
GEA Group AG (Germany) (2)(a)
7,006 425,887
IHI Corp. (Japan) (2)(a)
41,900 2,924,153
Illinois Tool Works, Inc. (a)
18,539 4,597,857
IMI plc (United Kingdom) (2)(a)
52,647 1,295,063
ITT, Inc. (a)
6,005 775,606
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 27,900 1,684,046
Komatsu Ltd. (Japan) (2)(a)
37,500 1,098,117
Makita Corp. (Japan) (2)(a)
5,100 168,981
MISUMI Group, Inc. (Japan) (2)(a)
98,700 1,642,831
Mueller Industries, Inc. (a)(b)
16,213 1,234,458
NGK Insulators Ltd. (Japan) (2)(a)
146,000 1,798,864
Oshkosh Corp. (a)
12,397 1,166,310
Otis Worldwide Corp. (a)(b)
3,184 328,589
Parker-Hannifin Corp. (a)(b)
4,866 2,957,798
Pentair plc (a)
21,841 1,910,651
Snap-on, Inc. (a)
3,091 1,041,698
Stanley Black & Decker, Inc. (a)(b)
20,482 1,574,656
Techtronic Industries Co. Ltd. (Hong
Kong) (2)(a) 14,500 173,772
Wartsila OYJ Abp (Finland) (2)(a)
148,727 2,653,805
Westinghouse Air Brake
Technologies Corp. (a) 19,943 3,616,663
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) 298,800 524,402
46,382,127

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Marine Transportation - 0 .6%
AP Moller - Maersk A/S, Class B
(Denmark) (2)(a) 1,524 2,652,414
Kawasaki Kisen Kaisha Ltd. (Japan)
(2)(a) 52,100 708,164
Kirby Corp. *(a)
5,687 574,444
Mitsui OSK Lines Ltd. (Japan) (2)(a)
60,700 2,113,405
Nippon Yusen KK (Japan) (2)(a)
125,200 4,137,621
10,186,048
Passenger Airlines - 1 .0%
Air France-KLM (France) (2)*(a)
44,045 409,332
Alaska Air Group, Inc. *(a)
33,101 1,629,231
ANA Holdings, Inc. (Japan) (2)(a)
21,000 387,634
Delta Air Lines, Inc. (a)(b)
116,944 5,098,758
Deutsche Lufthansa AG
(Registered) (Germany) (2)(a) 177,188 1,291,032
easyJet plc (United Kingdom) (2)(a)
356,117 2,047,717
Japan Airlines Co. Ltd. (Japan) (2)
(a) 165,500 2,834,907
Qantas Airways Ltd. (Australia) (2)
(a) 202,756 1,155,941
United Airlines Holdings, Inc. *(a)
26,944 1,860,483
16,715,035
Professional Services - 1 .5%
Adecco Group AG (Registered)
(Switzerland) (2)(a) 17,566 528,222
Arcadis NV (Netherlands) (2)(a)
10,027 511,898
Automatic Data Processing, Inc. (a)
(b) 3,381 1,032,997
BayCurrent, Inc. (Japan) (2)(a)
32,100 1,391,025
Broadridge Financial Solutions, Inc.
(a) 10,939 2,652,270
Computershare Ltd. (Australia) (2)
(a) 96,092 2,368,575
Experian plc (2)(a)
15,941 738,631
Jacobs Solutions, Inc. (a)
9,140 1,104,935
ManpowerGroup, Inc. (a)
32,450 1,878,206
Paylocity Holding Corp. *(a)(b)
1,021 191,274
Persol Holdings Co. Ltd. (Japan)
(2)(a) 401,400 668,814
RELX plc (United Kingdom) (2)(a)
114,427 5,747,747
SS&C Technologies Holdings, Inc.
(a)(b) 57,055 4,765,804
Thomson Reuters Corp. (Canada)
(a) 2,462 424,856
Verisk Analytics, Inc., Class A (a)
5,655 1,683,041
25,688,295
Trading Companies & Distributors - 0 .9%
AddTech AB, Class B (Sweden) (2)
(a) 4,992 146,204
Applied Industrial Technologies, Inc.
(a) 1,632 367,755
Ferguson Enterprises, Inc. (a)(b)
14,817 2,374,128
Finning International, Inc. (Canada)
(a) 21,689 610,255
Rexel SA (France) (2)(a)
8,149 219,623
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 0.9% (continued)
SGH Ltd. (Australia) (2)(a)
19,598 615,198
Sojitz Corp. (Japan) (2)(a)
124,500 2,744,011
Sumitomo Corp. (Japan) (2)(a)
53,600 1,223,037
United Rentals, Inc. (a)(b)
205 128,473
WESCO International, Inc. (a)(b)
25,515 3,962,479
WW Grainger, Inc. (a)
2,407 2,377,707
14,768,870
Transportation Infrastructure - 0 .1%
Aena SME SA (Spain) (2)(a)(c)
5,823 1,366,100
Fraport AG Frankfurt Airport
Services Worldwide (Germany)
(2)*(a) 2,982 187,135
Qube Holdings Ltd. (Australia) (2)(a)
261,767 648,127
2,201,362
Total Industrials 246,567,489
Information Technology - 8 .5%
Communications Equipment - 0 .8%
Arista Networks, Inc. *(a)
65,003 5,036,433
Motorola Solutions, Inc. (a)(b)
5,742 2,513,905
Nokia OYJ (Finland) (2)(a)
174,681 920,009
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 592,823 4,612,612
Ubiquiti, Inc. (a)
624 193,527
13,276,486
Electronic Equipment, Instruments & Components - 0 .9%
Amphenol Corp., Class A (a)
41,873 2,746,450
Azbil Corp. (Japan) (2)(a)
141,900 1,102,334
Celestica, Inc. (Canada) *(a)
38,007 2,998,196
Corning, Inc. (a)(b)
51,193 2,343,616
Fabrinet (Thailand) *(a)
3,289 649,610
Hirose Electric Co. Ltd. (Japan) (2)
(a) 16,300 1,888,097
Jabil, Inc. (a)
3,025 411,612
TD SYNNEX Corp. (a)
9,819 1,020,783
TE Connectivity plc (Switzerland) (a)
3,110 439,505
Trimble, Inc. *(a)
18,344 1,204,284
Yokogawa Electric Corp. (Japan)
(2)(a) 6,800 132,709
14,937,196
IT Services - 1 .5%
Amdocs Ltd. (a)
22,296 2,040,084
Fujitsu Ltd. (Japan) (2)(a)
87,800 1,747,299
Gartner, Inc. *(a)
1,833 769,383
GoDaddy, Inc., Class A *(a)
9,042 1,628,826
Kyndryl Holdings, Inc. *(a)(b)
32,279 1,013,561
Okta, Inc., Class A *(a)(b)
1,353 142,363
Otsuka Corp. (Japan) (2)(a)
28,400 614,900
SCSK Corp. (Japan) (2)(a)
21,500 531,645
Shopify, Inc., Class A (Canada) *(a)
15,545 1,478,830
Snowflake, Inc., Class A *(a)(b)
30,328 4,432,740
Twilio, Inc., Class A *(a)
22,865 2,238,712

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
IT Services - 1.5% (continued)
VeriSign, Inc. *(a)
34,503 8,759,277
25,397,620
Semiconductors & Semiconductor Equipment - 1 .3%
Broadcom, Inc. (a)
26,329 4,408,265
Cirrus Logic, Inc. *(a)(b)
4,590 457,416
Intel Corp. (a)
34,249 777,795
KLA Corp. (a)
2,187 1,486,723
Marvell Technology, Inc. (a)
24,273 1,494,489
Monolithic Power Systems, Inc. (a)
331 191,973
NVIDIA Corp. (a)
48,998 5,310,403
QUALCOMM, Inc. (a)
8,710 1,337,943
Rambus, Inc. *(a)(b)
8,923 461,988
SCREEN Holdings Co. Ltd. (Japan)
(2)(a) 16,300 1,063,436
Socionext, Inc. (Japan) (2)(a)
235,100 2,854,739
Tokyo Electron Ltd. (Japan) (2)(a)
15,400 2,111,842
Universal Display Corp. (a)(b)
2,435 339,634
22,296,646
Software - 3 .4%
Adobe, Inc. *(a)
22,093 8,473,328
Appfolio, Inc., Class A *(a)(b)
1,647 362,175
AppLovin Corp., Class A *(a)(b)
11,232 2,976,143
Atlassian Corp., Class A *(a)
11,246 2,386,514
Commvault Systems, Inc. *(a)(b)
7,966 1,256,716
Docusign, Inc., Class A *(a)
2,825 229,955
Dropbox, Inc., Class A *(a)
13,061 348,859
Elastic NV *(a)
8,268 736,679
Fair Isaac Corp. *(a)
1,964 3,621,930
Fortinet, Inc. *(a)
39,248 3,778,012
Gitlab, Inc., Class A *(a)
7,675 360,725
Guidewire Software, Inc. *(a)(b)
17,769 3,329,200
HubSpot, Inc. *(a)(b)
2,851 1,628,748
Nemetschek SE (Germany) (2)(a)
4,376 510,137
Nutanix, Inc., Class A *(a)
35,593 2,484,747
Oracle Corp. Japan (Japan) (2)(a)
12,900 1,357,510
Palantir Technologies, Inc., Class A
*(a)(b) 26,920 2,272,048
Palo Alto Networks, Inc. *(a)(b)
7,129 1,216,493
Pegasystems, Inc. (a)
15,012 1,043,634
Qualys, Inc. *(a)(b)
16,966 2,136,528
Sage Group plc (The) (United
Kingdom) (2)(a) 87,878 1,379,714
SAP SE (Germany) (2)(a)
23,730 6,358,446
ServiceNow, Inc. *(a)(b)
3,327 2,648,758
TeamViewer SE (Germany) (2)*(a)
(c) 36,050 470,605
Technology One Ltd. (Australia) (2)
(a) 46,098 810,830
Trend Micro, Inc. (Japan) (2)(a)
14,800 999,118
Xero Ltd. (New Zealand) (2)*(a)
15,013 1,467,424
Zoom Communications, Inc., Class
A *(a) 27,887 2,057,224
Zscaler, Inc. *(a)(b)
9,487 1,882,411
58,584,611
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 0 .6%
Apple, Inc. (a)
2,865 636,402
Canon, Inc. (Japan) (2)(a)
99,800 3,112,081
Hewlett Packard Enterprise Co. (a)
(b) 177,090 2,732,499
Logitech International SA
(Registered) (Switzerland) (2)(a) 23,641 2,003,225
NetApp, Inc. (a)
3,594 315,697
Seagate Technology Holdings plc
(a)(b) 14,368 1,220,562
Seiko Epson Corp. (Japan) (2)(a)
24,000 384,493
Western Digital Corp. *(a)(b)
14,818 599,092
11,004,051
Total Information Technology 145,496,610
Materials - 5 .0%
Chemicals - 1 .9%
Air Water, Inc. (Japan) (2)(a)
22,900 289,637
Asahi Kasei Corp. (Japan) (2)(a)
53,500 375,070
Axalta Coating Systems Ltd. *(a)
18,424 611,124
Cabot Corp. (a)(b)
8,550 710,847
CF Industries Holdings, Inc. (a)(b)
9,372 732,422
DSM-Firmenich AG (Switzerland)
(2)(a) 14,058 1,391,716
DuPont de Nemours, Inc. (a)
25,940 1,937,199
Ecolab, Inc. (a)(b)
19,532 4,951,753
Element Solutions, Inc. (a)(b)
83,848 1,895,803
FMC Corp. (a)
51,029 2,152,914
Givaudan SA (Registered)
(Switzerland) (a) 736 3,159,634
Huntsman Corp. (a)(b)
272,441 4,301,843
Incitec Pivot Ltd. (Australia) (2)(a)
250,251 401,352
International Flavors & Fragrances,
Inc. (a) 21,199 1,645,254
Kuraray Co. Ltd. (Japan) (2)(a)
193,700 2,386,864
LANXESS AG (Germany) (2)(a)
12,006 365,210
Mosaic Co. (The) (a)
31,092 839,795
Nitto Denko Corp. (Japan) (2)(a)
10,800 199,763
NOF Corp. (Japan) (2)(a)
28,200 383,245
Olin Corp. (a)
23,720 574,973
Orica Ltd. (Australia) (2)(a)
37,755 403,532
Resonac Holdings Corp. (Japan)
(2)(a) 49,800 995,369
Sika AG (Registered) (Switzerland)
(2)(a) 2,359 574,615
Solvay SA (Belgium) (2)(a)
7,791 277,139
Symrise AG, Class A (Germany) (2)
(a) 1,439 149,187
Toray Industries, Inc. (Japan) (2)(a)
48,500 331,445
32,037,705
Construction Materials - 0 .7%
Buzzi SpA (Italy) (2)(a)
26,821 1,290,610
CRH plc (a)
48,059 4,227,750
Heidelberg Materials AG (Germany)
(2)(a) 9,003 1,551,916

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Construction Materials - 0.7% (continued)
Holcim AG (2)(a)
38,218 4,112,762
11,183,038
Containers & Packaging - 0 .4%
Amcor plc (a)
35,120 340,664
AptarGroup, Inc. (a)(b)
1,692 251,059
Crown Holdings, Inc. (a)
23,062 2,058,514
Greif, Inc., Class A (a)
3,082 169,479
Packaging Corp. of America (a)(b)
15,694 3,107,726
Sonoco Products Co. (a)(b)
9,324 440,466
6,367,908
Metals & Mining - 1 .9%
Acerinox SA (Spain) (2)(a)
68,730 805,123
Agnico Eagle Mines Ltd. (Canada)
(a) 20,430 2,213,433
Alamos Gold, Inc., Class A (Canada)
(a) 45,815 1,224,132
ArcelorMittal SA (Luxembourg) (2)
139,899 4,041,203
Barrick Gold Corp. (Canada) (a)
32,713 635,142
BlueScope Steel Ltd. (Australia) (2)
(a) 46,836 627,319
Evolution Mining Ltd. (Australia) (2)
(a) 530,403 2,373,229
Fortescue Ltd. (Australia) (2)(a)
28,627 277,081
JFE Holdings, Inc. (Japan) (2)(a)
83,200 1,021,406
Kinross Gold Corp. (Canada) (a)
84,575 1,065,526
Kobe Steel Ltd. (Japan) (2)(a)
94,300 1,094,530
Newmont Corp. (a)(b)
58,819 2,839,781
Nippon Steel Corp. (Japan) (2)(a)
46,200 988,729
Norsk Hydro ASA (Norway) (2)(a)
83,707 483,910
Northern Star Resources Ltd.
(Australia) (2)(a) 244,200 2,819,332
Pan American Silver Corp. (Canada)
(a) 18,121 468,057
Royal Gold, Inc. (a)
27,391 4,478,702
South32 Ltd. (Australia) (2)(a)
405,720 817,339
Steel Dynamics, Inc. (a)
7,823 978,501
thyssenkrupp AG (Germany) (2)(a)
316,316 3,247,583
Wheaton Precious Metals Corp.
(Brazil) (a) 10,399 806,960
33,307,018
Paper & Forest Products - 0 .1%
Louisiana-Pacific Corp. (a)
13,071 1,202,271
Oji Holdings Corp. (Japan) (2)(a)
137,700 577,225
1,779,496
Total Materials 84,675,165
Real Estate - 1 .9%
Health Care REITs - 0 .6%
Alexandria Real Estate Equities,
Inc., REIT (a) 31,988 2,959,210
Medical Properties Trust, Inc., REIT
(a) 210,839 1,271,359
Omega Healthcare Investors, Inc.,
REIT (a) 53,264 2,028,293
INVESTMENTS SHARES VALUE ($)
Health Care REITs - 0.6% (continued)
Sabra Health Care REIT, Inc., REIT
(a)(b) 74,840 1,307,455
Ventas, Inc., REIT (a)
51,574 3,546,228
11,112,545
Industrial REITs - 0 .0% †
Americold Realty Trust, Inc., REIT
(a) 13,858 297,393
Office REITs - 0 .1%
Cousins Properties, Inc., REIT (a)
32,418 956,331
Kilroy Realty Corp., REIT (a)
10,995 360,196
1,316,527
Real Estate Management & Development - 0 .2%
CBRE Group, Inc., Class A *(a)(b)
15,586 2,038,337
Howard Hughes Holdings, Inc. *(a)
4,165 308,543
Zillow Group, Inc., Class C *(a)(b)
14,191 972,935
3,319,815
Residential REITs - 0 .2%
Equity LifeStyle Properties, Inc.,
REIT (a) 31,993 2,133,933
UDR, Inc., REIT (a)
12,945 584,726
2,718,659
Retail REITs - 0 .2%
Brixmor Property Group, Inc., REIT
(a) 65,790 1,746,724
Simon Property Group, Inc., REIT
(a)(b) 8,986 1,492,395
3,239,119
Specialized REITs - 0 .6%
EPR Properties, REIT (a)
32,252 1,696,778
Lamar Advertising Co., Class A,
REIT (a)(b) 11,714 1,332,819
Millrose Properties, Inc., Class A,
REIT *(a) 58,361 1,547,150
PotlatchDeltic Corp., REIT (a)
17,823 804,174
SBA Communications Corp., REIT
(a) 21,788 4,793,578
10,174,499
Total Real Estate 32,178,557
Utilities - 4 .6%
Electric Utilities - 2 .8%
ALLETE, Inc. (a)
10,797 709,363
American Electric Power Co., Inc.
(a) 13,755 1,503,009
Chubu Electric Power Co., Inc.
(Japan) (2)(a) 32,200 349,120
Duke Energy Corp. (a)(b)
40,653 4,958,446
Edison International (a)
124,961 7,362,702
Endesa SA (Spain) (a)
10,375 274,853
Enel SpA (Italy) (a)
904,150 7,329,497
Evergy, Inc. (a)
80,042 5,518,896
Fortum OYJ (Finland) (2)(a)
108,531 1,777,250

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 2.8% (continued)
Iberdrola SA (Spain) (2)(a)
89,244 1,441,120
IDACORP, Inc. (a)
3,602 418,624
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 141,900 1,239,329
OGE Energy Corp. (a)
9,472 435,333
PG&E Corp. (a)
8,256 141,838
Portland General Electric Co. (a)(b)
99,863 4,453,890
PPL Corp. (a)(b)
66,875 2,414,856
Tohoku Electric Power Co., Inc.
(Japan) (2)(a) 162,900 1,124,021
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2)*(a) 739,400 2,128,511
Xcel Energy, Inc. (a)
67,010 4,743,638
48,324,296
Gas Utilities - 0 .5%
Atmos Energy Corp. (a)(b)
12,468 1,927,303
Italgas SpA (Italy) (2)(a)
159,669 1,144,858
National Fuel Gas Co. (a)
16,708 1,323,106
New Jersey Resources Corp. (a)
23,376 1,146,827
Osaka Gas Co. Ltd. (Japan) (2)(a)
32,700 739,914
Tokyo Gas Co. Ltd. (Japan) (2)(a)
22,100 703,015
UGI Corp. (a)(b)
47,455 1,569,337
8,554,360
Independent Power and Renewable Electricity Producers - 0 .1%
AES Corp. (The) (a)
144,209 1,791,076
Capital Power Corp. (Canada) (a)
4,810 159,871
1,950,947
Multi-Utilities - 1 .0%
A2A SpA (Italy) (2)(a)
296,833 715,384
AGL Energy Ltd. (Australia) (2)(a)
73,071 482,314
Ameren Corp. (a)
7,862 789,345
Atco Ltd., Class I (Canada) (a)
22,232 774,308
Centrica plc (United Kingdom) (2)(a)
591,439 1,145,175
DTE Energy Co. (a)
38,655 5,344,827
E.ON SE (Germany) (2)(a)
20,286 306,212
Engie SA (France) (2)(a)
107,312 2,091,063
NiSource, Inc. (a)
59,508 2,385,676
WEC Energy Group, Inc. (a)(b)
18,070 1,969,268
16,003,572
Water Utilities - 0 .2%
American Water Works Co., Inc. (a)
(b) 23,884 3,523,368
Total Utilities 78,356,543
TOTAL COMMON STOCKS
(Cost $1,268,196,023) 1,370,541,011
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.0% †
Consumer Discretionary - 0 .0% †
Automobiles - 0 .0% †
Volkswagen AG (Preference)
(Germany) (2)(a)
(Cost $626,245) 5,270 537,741
SHORT-TERM INVESTMENTS - 91.2%
INVESTMENT COMPANIES - 32 .9%
BlackRock Liquidity Funds Treasury
Trust Fund Portfolio, 4.18% (d)(e) 41,779,855 41,779,855
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.15% (d)(e) 4,028,194 4,028,194
Limited Purpose Cash Investment
Fund, 4.32% (d)(f) 516,909,069 516,753,997
TOTAL INVESTMENT COMPANIES
(Cost $562,481,668) 562,562,046
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 58 .3%
U.S. Treasury Bills
4.31%, 4/3/2025 (2)(g) $ 49,484,000 49,472,334
4.40%, 4/10/2025 (2)(g) 73,042,000 72,964,393
4.36%, 4/17/2025 (2)(g) 80,000,000 79,848,569
4.41%, 4/24/2025 (2)(g) 114,055,000 113,746,438
4.42%, 5/1/2025 (2)(g)(h) 136,000,000 135,520,331
4.35%, 5/8/2025 (2)(g) 129,653,000 129,088,667
4.41%, 5/15/2025 (2)(g)(h) 57,000,000 56,705,020
4.40%, 6/5/2025 (2)(g)(h) 50,000,000 49,621,284
4.26%, 6/26/2025 (2)(g)(h) 50,000,000 49,498,930
4.27%, 7/17/2025 (2)(g)(h) 41,748,000 41,228,397
4.25%, 7/24/2025 (2)(g) 13,462,000 13,284,376
4.24%, 8/7/2025 (2)(g) 17,746,000 17,483,478
4.22%, 9/4/2025 (2)(g) 14,949,000 14,683,685
4.16%, 9/11/2025 (2)(g) 15,000,000 14,721,542
4.19%, 9/18/2025 (2)(g) 14,000,000 13,729,606
4.17%, 9/25/2025 (2)(g) 34,614,000 33,918,792
4.16%, 10/2/2025 (2)(g) 114,099,000 111,724,904
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $997,233,679) 997,240,746
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,559,715,347) 1,559,802,792
TOTAL LONG POSITIONS
(Cost $2,828,537,615) 2,930,881,544
SHARES
SHORT POSITIONS - (72.5)%
COMMON STOCKS - (72.1)%
Communication Services - ( 2 .1 ) %
Diversified Telecommunication Services - ( 0 .5 ) %
BCE, Inc. (Canada)
(70,102) (1,609,026)
BT Group plc (United Kingdom) (2)
(330,115) (708,083)
Infrastrutture Wireless Italiane SpA
(Italy) (c) (55,033) (582,575)
Nippon Telegraph & Telephone
Corp. (Japan) (2) (1,688,500) (1,631,888)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Diversified Telecommunication Services - (0.5)% (continued)
Swisscom AG (Registered)
(Switzerland) (2) (6,945) (4,002,068)
(8,533,640)
Entertainment - ( 0 .5 ) %
Bollore SE (France) (2)
(80,074) (469,105)
Nexon Co. Ltd. (Japan) (2)
(49,700) (680,708)
Nintendo Co. Ltd. (Japan) (2)
(27,800) (1,889,780)
Take-Two Interactive Software, Inc.
(7,363) (1,525,982)
Toei Animation Co. Ltd. (Japan) (2)
(6,100) (127,147)
Ubisoft Entertainment SA (France)
(2) (81,226) (982,307)
Walt Disney Co. (The)
(19,368) (1,911,622)
Warner Bros Discovery, Inc.
(63,138) (677,471)
(8,264,122)
Interactive Media & Services - ( 0 .2 ) %
IAC, Inc.
(9,617) (441,805)
Match Group, Inc.
(38,173) (1,190,998)
TripAdvisor, Inc.
(37,312) (528,711)
ZoomInfo Technologies, Inc., Class
A (170,503) (1,705,030)
(3,866,544)
Media - ( 0 .4 ) %
Charter Communications, Inc., Class
A (2,464) (908,058)
Dentsu Group, Inc. (Japan) (2)
(31,300) (691,248)
Hakuhodo DY Holdings, Inc. (Japan)
(2) (117,000) (848,959)
Informa plc (United Kingdom) (2)
(14,807) (148,468)
Nexstar Media Group, Inc., Class A
(2,690) (482,102)
Trade Desk, Inc. (The), Class A
(23,350) (1,277,712)
WPP plc (United Kingdom) (2)
(277,509) (2,108,799)
(6,465,346)
Wireless Telecommunication Services - ( 0 .5 ) %
KDDI Corp. (Japan) (2)
(329,000) (5,196,772)
Rogers Communications, Inc., Class
B (Canada) (103,929) (2,775,436)
SoftBank Group Corp. (Japan) (2)
(23,400) (1,196,908)
(9,169,116)
Total Communication Services (36,298,768)
Consumer Discretionary - ( 8 .3 ) %
Automobile Components - ( 0 .7 ) %
BorgWarner, Inc.
(37,586) (1,076,839)
Bridgestone Corp. (Japan) (2)
(23,000) (923,975)
Cie Generale des Etablissements
Michelin SCA (France) (2) (26,245) (922,422)
Denso Corp. (Japan) (2)
(317,100) (3,934,126)
Gentex Corp.
(88,793) (2,068,877)
Koito Manufacturing Co. Ltd.
(Japan) (2) (91,900) (1,133,505)
Magna International, Inc. (Canada)
(25,013) (850,134)
QuantumScape Corp.
(29,233) (121,609)
INVESTMENTS SHARES VALUE ($)
Automobile Components - (0.7)% (continued)
Visteon Corp.
(5,823) (451,981)
(11,483,468)
Automobiles - ( 1 .3 ) %
Bayerische Motoren Werke AG
(Germany) (2) (68,921) (5,557,608)
Ferrari NV (Italy) (2)
(8,144) (3,477,981)
Harley-Davidson, Inc.
(7,364) (185,941)
Isuzu Motors Ltd. (Japan) (2)
(87,800) (1,193,869)
Mercedes-Benz Group AG
(Germany) (2) (12,859) (759,603)
Rivian Automotive, Inc., Class A
(84,514) (1,052,199)
Stellantis NV (2)
(244,128) (2,738,160)
Suzuki Motor Corp. (Japan) (2)
(194,400) (2,386,283)
Tesla, Inc.
(11,246) (2,914,513)
Thor Industries, Inc.
(2,208) (167,389)
Toyota Motor Corp. (Japan) (2)
(83,400) (1,474,287)
Yamaha Motor Co. Ltd. (Japan) (2)
(107,500) (860,680)
(22,768,513)
Broadline Retail - ( 0 .5 ) %
B&M European Value Retail SA
(United Kingdom) (2) (54,131) (182,849)
Canadian Tire Corp. Ltd., Class A
(Canada) (9,176) (952,894)
Dillard's, Inc., Class A
(634) (227,054)
eBay, Inc.
(6,389) (432,727)
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2) (44,500) (645,336)
Kohl's Corp.
(62,844) (514,064)
Ollie's Bargain Outlet Holdings, Inc.
(35,875) (4,174,415)
Pan Pacific International Holdings
Corp. (Japan) (2) (35,500) (975,127)
(8,104,466)
Distributors - ( 0 .2 ) %
D'ieteren Group (Belgium) (2)
(1,504) (259,081)
LKQ Corp.
(44,338) (1,886,138)
Pool Corp.
(4,216) (1,342,164)
(3,487,383)
Diversified Consumer Services - ( 0 .1 ) %
ADT, Inc.
(65,496) (533,138)
IDP Education Ltd. (Australia) (2)
(93,716) (555,233)
(1,088,371)
Hotels, Restaurants & Leisure - ( 1 .8 ) %
Amadeus IT Group SA (Spain) (2)
(11,547) (884,304)
Caesars Entertainment, Inc.
(35,656) (891,400)
Cava Group, Inc.
(48,983) (4,232,621)
Churchill Downs, Inc.
(13,158) (1,461,459)
Darden Restaurants, Inc.
(5,750) (1,194,620)
Genting Singapore Ltd. (Singapore)
(2) (600,500) (333,212)
Hilton Grand Vacations, Inc.
(37,760) (1,412,602)
Hyatt Hotels Corp., Class A
(27,411) (3,357,847)
Las Vegas Sands Corp.
(29,928) (1,156,119)
Marriott International, Inc., Class A
(1,255) (298,941)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - (1.8)% (continued)
Marriott Vacations Worldwide Corp.
(9,819) (630,773)
McDonald's Corp.
(2,026) (632,862)
MGM Resorts International
(28,791) (853,365)
Oriental Land Co. Ltd. (Japan) (2)
(287,600) (5,671,681)
Planet Fitness, Inc., Class A
(18,922) (1,828,054)
Restaurant Brands International, Inc.
(Canada) (45,531) (3,035,189)
Tabcorp Holdings Ltd. (Australia) (2)
(24,078) (8,933)
Vail Resorts, Inc.
(6,303) (1,008,606)
Whitbread plc (United Kingdom) (2)
(16,662) (530,785)
Wynn Resorts Ltd.
(12,218) (1,020,203)
(30,443,576)
Household Durables - ( 1 .1 ) %
Bellway plc (United Kingdom) (2)
(19,806) (610,341)
Berkeley Group Holdings plc (United
Kingdom) (2) (10,016) (466,166)
GN Store Nord A/S (Denmark) (2)
(11,410) (178,474)
KB Home
(13,687) (795,489)
Leggett & Platt, Inc.
(44,568) (352,533)
Lennar Corp., Class A
(15,562) (1,786,206)
Mohawk Industries, Inc.
(12,568) (1,435,014)
Nikon Corp. (Japan) (2)
(183,200) (1,819,402)
NVR, Inc.
(25) (181,110)
Open House Group Co. Ltd. (Japan)
(2) (45,100) (1,681,168)
Persimmon plc (United Kingdom) (2)
(37,064) (573,270)
PulteGroup, Inc.
(15,944) (1,639,043)
SEB SA (France) (2)
(3,466) (327,834)
Sekisui House Ltd. (Japan) (2)
(123,800) (2,770,908)
SharkNinja, Inc.
(15,584) (1,299,861)
Sumitomo Forestry Co. Ltd. (Japan)
(2) (48,900) (1,474,265)
Taylor Wimpey plc (United Kingdom)
(2) (113,128) (158,944)
TopBuild Corp.
(5,989) (1,826,346)
Whirlpool Corp.
(2,193) (197,655)
(19,574,029)
Leisure Products - ( 0 .4 ) %
BRP, Inc.
(19,549) (660,078)
Brunswick Corp.
(3,730) (200,860)
Polaris, Inc.
(8,253) (337,878)
Sega Sammy Holdings, Inc. (Japan)
(2) (49,800) (961,577)
Shimano, Inc. (Japan) (2)
(22,600) (3,173,334)
Yamaha Corp. (Japan) (2)
(170,400) (1,322,359)
YETI Holdings, Inc.
(12,332) (408,189)
(7,064,275)
Specialty Retail - ( 1 .4 ) %
Advance Auto Parts, Inc.
(51,543) (2,021,001)
Avolta AG (Switzerland) (2)
(18,831) (824,883)
Best Buy Co., Inc.
(3,882) (285,754)
Burlington Stores, Inc.
(1,423) (339,144)
Fast Retailing Co. Ltd. (Japan) (2)
(8,800) (2,619,684)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - (1.4)% (continued)
Floor & Decor Holdings, Inc., Class
A (18,768) (1,510,261)
H & M Hennes & Mauritz AB, Class
B (Sweden) (2) (9,773) (128,907)
JD Sports Fashion plc (United
Kingdom) (2) (793,839) (701,941)
Kingfisher plc (United Kingdom) (2)
(275,370) (907,071)
Lithia Motors, Inc., Class A
(672) (197,259)
Lowe's Cos., Inc.
(10,330) (2,409,266)
Murphy USA, Inc.
(4,138) (1,944,074)
Nitori Holdings Co. Ltd. (Japan) (2)
(22,400) (2,191,603)
RH
(16,658) (3,904,802)
Tractor Supply Co.
(44,142) (2,432,224)
Ulta Beauty, Inc.
(1,137) (416,756)
Valvoline, Inc.
(42,582) (1,482,279)
(24,316,909)
Textiles, Apparel & Luxury Goods - ( 0 .8 ) %
Burberry Group plc (United
Kingdom) (2) (42,445) (427,542)
Capri Holdings Ltd.
(14,783) (291,669)
Cie Financiere Richemont SA
(Registered) (Switzerland) (2) (11,662) (2,035,788)
Crocs, Inc.
(29,557) (3,138,953)
Deckers Outdoor Corp.
(2,989) (334,200)
Kering SA (France) (2)
(8,007) (1,665,779)
NIKE, Inc., Class B
(30,836) (1,957,469)
Puma SE (Germany) (2)
(23,166) (565,071)
PVH Corp.
(10,655) (688,739)
Swatch Group AG (The)
(Switzerland) (2) (17,670) (3,047,131)
(14,152,341)
Total Consumer Discretionary (142,483,331)
Consumer Staples - ( 6 .2 ) %
Beverages - ( 0 .9 ) %
Anheuser-Busch InBev SA/NV
(Belgium) (2) (19,606) (1,205,405)
Brown-Forman Corp., Class B
(61,492) (2,087,038)
Davide Campari-Milano NV (Italy)
(2) (573,639) (3,371,816)
Diageo plc (United Kingdom) (2)
(85,974) (2,246,728)
Heineken NV (Netherlands) (2)
(20,210) (1,647,932)
Pernod Ricard SA (France) (2)
(33,099) (3,269,937)
Remy Cointreau SA (France) (2)
(3,108) (145,253)
Treasury Wine Estates Ltd.
(Australia) (2) (109,809) (673,265)
(14,647,374)
Consumer Staples Distribution & Retail - ( 1 .3 ) %
Aeon Co. Ltd. (Japan) (2)
(85,400) (2,141,826)
Alimentation Couche-Tard, Inc.
(Canada) (8,819) (434,929)
Axfood AB (Sweden)
(24,409) (548,315)
BJ's Wholesale Club Holdings, Inc.
(12,751) (1,454,889)
Dollar General Corp.
(25,500) (2,242,215)
Endeavour Group Ltd. (Australia) (2)
(202,436) (489,575)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - (1.3)% (continued)
Grocery Outlet Holding Corp.
(125,931) (1,760,515)
J Sainsbury plc (United Kingdom)
(2) (112,597) (343,205)
Kesko OYJ, Class B (Finland) (2)
(27,570) (563,543)
Kobe Bussan Co. Ltd. (Japan) (2)
(22,700) (528,511)
Kroger Co. (The)
(8,092) (547,747)
MatsukiyoCocokara & Co. (Japan)
(2) (79,000) (1,235,876)
Ocado Group plc (United Kingdom)
(2) (52,126) (190,868)
Seven & i Holdings Co. Ltd. (Japan)
(2) (170,100) (2,463,202)
Sprouts Farmers Market, Inc.
(8,962) (1,367,960)
Sysco Corp.
(35,902) (2,694,086)
Target Corp.
(8,264) (862,431)
Woolworths Group Ltd. (Australia)
(2) (117,436) (2,180,475)
(22,050,168)
Food Products - ( 2 .7 ) %
Ajinomoto Co., Inc. (Japan) (2)
(50,800) (1,005,724)
Archer-Daniels-Midland Co.
(94,020) (4,513,900)
Barry Callebaut AG (Registered)
(Switzerland) (2) (3,172) (4,201,039)
Bunge Global SA
(22,618) (1,728,468)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (116) (1,568,256)
Conagra Brands, Inc.
(75,241) (2,006,677)
Freshpet, Inc.
(1,536) (127,749)
General Mills, Inc.
(37,006) (2,212,589)
Hershey Co. (The)
(50,450) (8,628,463)
Hormel Foods Corp.
(36,490) (1,129,001)
J M Smucker Co. (The)
(8,136) (963,384)
Kikkoman Corp. (Japan) (2)
(222,500) (2,146,388)
Kraft Heinz Co. (The)
(50,650) (1,541,279)
Lamb Weston Holdings, Inc.
(27,463) (1,463,778)
Lotus Bakeries NV (Belgium) (2)
(52) (462,282)
MEIJI Holdings Co. Ltd. (Japan)
(44,000) (953,397)
Mondelez International, Inc., Class A
(25,547) (1,733,364)
Nestle SA (Registered) (2)
(43,420) (4,387,879)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (86,600) (1,767,539)
Post Holdings, Inc.
(3,251) (378,286)
Salmar ASA (Norway) (2)
(15,147) (728,216)
Yakult Honsha Co. Ltd. (Japan) (2)
(84,000) (1,598,392)
(45,246,050)
Household Products - ( 0 .3 ) %
Essity AB, Class B (Sweden) (2)
(4,847) (137,709)
Kimberly-Clark Corp.
(14,553) (2,069,728)
Procter & Gamble Co. (The)
(12,578) (2,143,543)
Unicharm Corp. (Japan) (2)
(169,800) (1,352,420)
(5,703,400)
INVESTMENTS SHARES VALUE ($)
Personal Care Products - ( 1 .0 ) %
Coty, Inc., Class A
(149,147) (815,834)
elf Beauty, Inc.
(54,933) (3,449,243)
Estee Lauder Cos., Inc. (The), Class
A (37,111) (2,449,326)
Kenvue, Inc.
(236,671) (5,675,371)
Kobayashi Pharmaceutical Co. Ltd.
(Japan) (2) (45,000) (1,704,744)
Kose Corp. (Japan) (2)
(23,400) (971,071)
Rohto Pharmaceutical Co. Ltd.
(Japan) (2) (38,900) (582,477)
Shiseido Co. Ltd. (Japan) (2)
(78,200) (1,483,057)
Unilever plc (United Kingdom) (2)
(8,453) (504,366)
(17,635,489)
Total Consumer Staples (105,282,481)
Energy - ( 2 .3 ) %
Energy Equipment & Services - ( 0 .2 ) %
Valaris Ltd.
(59,485) (2,335,381)
Weatherford International plc
(14,809) (793,022)
(3,128,403)
Oil, Gas & Consumable Fuels - ( 2 .1 ) %
Ampol Ltd. (Australia) (2)
(39,775) (585,111)
Cameco Corp. (Canada)
(43,454) (1,788,829)
Chevron Corp.
(8,990) (1,503,937)
Chord Energy Corp.
(13,995) (1,577,516)
Civitas Resources, Inc.
(37,830) (1,319,889)
DT Midstream, Inc.
(15,326) (1,478,653)
ENEOS Holdings, Inc. (Japan) (2)
(233,900) (1,233,591)
Galp Energia SGPS SA (Portugal)
(2) (24,469) (428,697)
Imperial Oil Ltd. (Canada)
(18,832) (1,360,333)
Marathon Petroleum Corp.
(3,402) (495,637)
MEG Energy Corp. (Canada)
(8,979) (157,423)
Neste OYJ (Finland) (2)
(164,274) (1,519,409)
New Fortress Energy, Inc.
(17,767) (147,644)
New Hope Corp. Ltd. (Australia) (2)
(120,882) (281,301)
Occidental Petroleum Corp.
(64,404) (3,178,981)
ONEOK, Inc.
(74,266) (7,368,673)
Permian Resources Corp., Class A
(193,153) (2,675,169)
Phillips 66
(7,996) (987,346)
Santos Ltd. (Australia) (2)
(240,325) (1,007,068)
Texas Pacific Land Corp.
(1,091) (1,445,564)
Whitehaven Coal Ltd. (Australia) (2)
(45,070) (155,052)
Woodside Energy Group Ltd.
(Australia) (2) (320,034) (4,649,432)
(35,345,255)
Total Energy (38,473,658)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - ( 10 .4 ) %
Banks - ( 3 .0 ) %
ANZ Group Holdings Ltd. (Australia)
(2) (48,610) (890,004)
Banco Comercial Portugues SA,
Class R (Portugal) (2) (554,296) (335,143)
Bank of Montreal (Canada)
(31,153) (2,974,911)
Banque Cantonale Vaudoise
(Registered) (Switzerland) (2) (6,351) (693,990)
Cadence Bank
(38,334) (1,163,820)
Commonwealth Bank of Australia
(Australia) (2) (67,982) (6,464,672)
Concordia Financial Group Ltd.
(Japan) (2) (19,400) (128,797)
Fifth Third Bancorp
(6,587) (258,210)
First Citizens BancShares, Inc.,
Class A (1,813) (3,361,520)
First Financial Bankshares, Inc.
(29,057) (1,043,728)
First Hawaiian, Inc.
(16,719) (408,612)
FNB Corp.
(12,168) (163,660)
Glacier Bancorp, Inc.
(32,111) (1,419,948)
International Bancshares Corp.
(6,573) (414,493)
KeyCorp
(148,986) (2,382,286)
National Australia Bank Ltd.
(Australia) (2) (275,855) (5,933,281)
National Bank of Canada (Canada)
(15,757) (1,300,482)
Old National Bancorp
(200,653) (4,251,837)
Oversea-Chinese Banking Corp.
Ltd. (Singapore) (2) (34,600) (443,435)
Resona Holdings, Inc. (Japan) (2)
(455,400) (3,976,467)
Royal Bank of Canada (Canada)
(29,542) (3,327,722)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) (2) (250,590) (4,122,522)
Truist Financial Corp.
(56,312) (2,317,239)
United Bankshares, Inc.
(30,082) (1,042,943)
US Bancorp
(36,242) (1,530,137)
Western Alliance Bancorp
(12,191) (936,635)
(51,286,494)
Capital Markets - ( 2 .8 ) %
Aberdeen Group plc (United
Kingdom) (2) (247,835) (497,026)
Blackrock, Inc.
(1,540) (1,457,579)
Blackstone, Inc.
(11,332) (1,583,987)
Blue Owl Capital, Inc., Class A
(119,949) (2,403,778)
Brookfield Asset Management Ltd.,
Class A (Canada) (26,499) (1,282,735)
Coinbase Global, Inc., Class A
(857) (147,601)
Daiwa Securities Group, Inc.
(Japan) (2) (430,100) (2,895,970)
EQT AB (Sweden) (2)
(66,528) (2,028,642)
FactSet Research Systems, Inc.
(4,425) (2,011,782)
Hamilton Lane, Inc., Class A
(5,821) (865,408)
Intercontinental Exchange, Inc.
(10,175) (1,755,188)
Investec plc (United Kingdom)
(44,529) (275,638)
Janus Henderson Group plc
(4,195) (151,649)
Jefferies Financial Group, Inc.
(4,492) (240,636)
INVESTMENTS SHARES VALUE ($)
Capital Markets - (2.8)% (continued)
Julius Baer Group Ltd. (Switzerland)
(2) (15,732) (1,090,480)
KKR & Co., Inc.
(52,632) (6,084,786)
LPL Financial Holdings, Inc.
(3,342) (1,093,302)
Macquarie Group Ltd. (Australia) (2)
(4,158) (517,449)
Morningstar, Inc.
(1,862) (558,358)
Northern Trust Corp.
(2,728) (269,117)
Partners Group Holding AG
(Switzerland) (2) (3,658) (5,206,073)
Schroders plc (United Kingdom) (2)
(180,449) (816,979)
SEI Investments Co.
(36,369) (2,823,326)
State Street Corp.
(18,177) (1,627,387)
T. Rowe Price Group, Inc.
(37,998) (3,490,876)
TPG, Inc.
(80,943) (3,839,127)
Tradeweb Markets, Inc., Class A
(5,206) (772,883)
UBS Group AG (Registered)
(Switzerland) (2) (56,604) (1,738,569)
(47,526,331)
Consumer Finance - ( 0 .1 ) %
American Express Co.
(4,452) (1,197,811)
Credit Acceptance Corp.
(1,550) (800,342)
Marui Group Co. Ltd. (Japan) (2)
(10,800) (196,376)
(2,194,529)
Financial Services - ( 1 .5 ) %
Adyen NV (Netherlands) (2)(c)
(1,612) (2,470,868)
Apollo Global Management, Inc.
(17,478) (2,393,437)
Block, Inc., Class A
(18,924) (1,028,141)
Edenred SE (France) (2)
(72,420) (2,353,396)
Equitable Holdings, Inc.
(6,873) (358,015)
EXOR NV (Netherlands) (2)
(4,062) (368,883)
Fidelity National Information
Services, Inc. (12,981) (969,421)
Jack Henry & Associates, Inc.
(10,699) (1,953,637)
Mitsubishi HC Capital, Inc. (Japan)
(2) (598,800) (4,057,715)
Shift4 Payments, Inc., Class A
(44,965) (3,674,090)
Toast, Inc., Class A
(72,537) (2,406,052)
Voya Financial, Inc.
(23,764) (1,610,249)
Washington H Soul Pattinson & Co.
Ltd. (Australia) (2) (13,203) (287,671)
WEX, Inc.
(9,422) (1,479,443)
Worldline SA (France) (2)(c)
(83,222) (511,270)
(25,922,288)
Insurance - ( 3 .0 ) %
Admiral Group plc (United Kingdom)
(2) (14,918) (550,774)
Aflac, Inc.
(5,825) (647,682)
American Financial Group, Inc.
(4,736) (622,026)
Arch Capital Group Ltd.
(36,045) (3,466,808)
Arthur J Gallagher & Co.
(2,091) (721,897)
ASR Nederland NV (Netherlands)
(2) (44,204) (2,541,183)
Baloise Holding AG (Registered)
(Switzerland) (2) (1,385) (290,677)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - (3.0)% (continued)
Brown & Brown, Inc.
(2,301) (286,244)
Erie Indemnity Co., Class A
(11,347) (4,754,960)
Generali (Italy) (2)
(78,945) (2,773,267)
Gjensidige Forsikring ASA (Norway)
(14,674) (337,256)
Hannover Rueck SE (Germany) (2)
(1,409) (419,963)
Hartford Insurance Group, Inc. (The)
(16,070) (1,988,341)
Helvetia Holding AG (Registered)
(Switzerland) (2) (3,481) (722,001)
Japan Post Insurance Co. Ltd.
(Japan) (2) (26,200) (533,955)
Kinsale Capital Group, Inc.
(6,774) (3,296,974)
Legal & General Group plc (United
Kingdom) (2) (339,419) (1,070,405)
Loews Corp.
(27,601) (2,536,808)
Markel Group, Inc.
(1,242) (2,322,056)
Medibank Pvt Ltd. (Australia) (2)
(137,340) (383,844)
MetLife, Inc.
(23,576) (1,892,917)
Prudential Financial, Inc.
(63,479) (7,089,335)
Prudential plc (Hong Kong) (2)
(78,068) (842,434)
RenaissanceRe Holdings Ltd.
(12,143) (2,914,320)
RLI Corp.
(17,522) (1,407,542)
Ryan Specialty Holdings, Inc., Class
A (1,879) (138,802)
Sampo OYJ, Class A (Finland) (2)
(168,758) (1,617,238)
Selective Insurance Group, Inc.
(1,623) (148,569)
Tryg A/S (Denmark) (2)
(70,502) (1,677,135)
White Mountains Insurance Group
Ltd. (1,275) (2,455,408)
(50,450,821)
Total Financials (177,380,463)
Health Care - ( 6 .6 ) %
Biotechnology - ( 1 .3 ) %
Amgen, Inc.
(5,940) (1,850,607)
Biogen, Inc.
(9,571) (1,309,696)
CSL Ltd. (2)
(26,680) (4,199,145)
Genmab A/S (Denmark) (2)
(1,042) (203,003)
Ionis Pharmaceuticals, Inc.
(154,084) (4,648,714)
Moderna, Inc.
(54,504) (1,545,189)
Regeneron Pharmaceuticals, Inc.
(3,135) (1,988,311)
Roivant Sciences Ltd.
(380,657) (3,840,829)
Vertex Pharmaceuticals, Inc.
(2,855) (1,384,161)
Viking Therapeutics, Inc.
(74,375) (1,796,156)
(22,765,811)
Health Care Equipment & Supplies - ( 2 .0 ) %
Alcon AG (2)
(18,657) (1,770,270)
Baxter International, Inc.
(112,825) (3,862,000)
BioMerieux (France) (2)
(1,788) (221,012)
Cochlear Ltd. (Australia) (2)
(1,471) (242,434)
Coloplast A/S, Class B (Denmark)
(2) (16,270) (1,706,457)
DENTSPLY SIRONA, Inc.
(45,436) (678,814)
Dexcom, Inc.
(15,342) (1,047,705)
Elekta AB, Class B (Sweden) (2)
(32,350) (169,886)
Envista Holdings Corp.
(72,662) (1,254,146)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - (2.0)% (continued)
GE HealthCare Technologies, Inc.
(34,907) (2,817,344)
Globus Medical, Inc., Class A
(23,424) (1,714,637)
Hologic, Inc.
(28,860) (1,782,682)
Koninklijke Philips NV (Netherlands)
(2) (49,178) (1,251,980)
Masimo Corp.
(2,449) (408,003)
Neogen Corp.
(319,037) (2,766,051)
Olympus Corp. (Japan) (2)
(168,800) (2,209,715)
Smith & Nephew plc (United
Kingdom) (2) (61,712) (867,828)
Sonova Holding AG (Registered)
(Switzerland) (2) (6,302) (1,840,061)
STERIS plc
(2,589) (586,797)
Sysmex Corp. (Japan) (2)
(88,100) (1,681,830)
Teleflex, Inc.
(1,262) (174,396)
Terumo Corp. (Japan) (2)
(254,800) (4,794,326)
(33,848,374)
Health Care Providers & Services - ( 0 .9 ) %
Acadia Healthcare Co., Inc.
(18,949) (574,534)
Amplifon SpA (Italy) (2)
(19,868) (403,341)
Chemed Corp.
(495) (304,583)
Cigna Group (The)
(1,983) (652,407)
DaVita, Inc.
(3,185) (487,210)
Galenica AG (Switzerland) (2)(c)
(7,563) (680,539)
HealthEquity, Inc.
(4,909) (433,808)
Henry Schein, Inc.
(8,368) (573,124)
Option Care Health, Inc.
(59,633) (2,084,173)
Premier, Inc., Class A
(128,030) (2,468,419)
Quest Diagnostics, Inc.
(15,571) (2,634,613)
Ramsay Health Care Ltd. (Australia)
(2) (92,729) (1,991,728)
Sonic Healthcare Ltd. (Australia) (2)
(30,305) (492,059)
UnitedHealth Group, Inc.
(3,816) (1,998,630)
(15,779,168)
Health Care Technology - ( 0 .1 ) %
Certara, Inc.
(36,846) (364,775)
Doximity, Inc., Class A
(12,405) (719,862)
(1,084,637)
Life Sciences Tools & Services - ( 1 .2 ) %
Avantor, Inc.
(48,884) (792,410)
Azenta, Inc.
(26,355) (912,937)
Bachem Holding AG, Class B
(Switzerland) (2) (19,692) (1,163,096)
Bio-Rad Laboratories, Inc., Class A
(2,576) (627,411)
Bio-Techne Corp.
(51,299) (3,007,660)
Charles River Laboratories
International, Inc. (16,403) (2,468,980)
Eurofins Scientific SE (Luxembourg)
(2) (35,743) (1,906,629)
Fortrea Holdings, Inc.
(30,521) (230,434)
Lonza Group AG (Registered)
(Switzerland) (2) (2,562) (1,582,726)
Repligen Corp.
(13,475) (1,714,559)
Revvity, Inc.
(26,807) (2,836,181)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - (1.2)% (continued)
Sartorius Stedim Biotech (France)
(2) (6,338) (1,255,666)
Tecan Group AG (Registered)
(Switzerland) (2) (3,311) (630,013)
Thermo Fisher Scientific, Inc.
(2,168) (1,078,797)
West Pharmaceutical Services, Inc.
(3,954) (885,221)
(21,092,720)
Pharmaceuticals - ( 1 .1 ) %
AstraZeneca plc (United Kingdom)
(2) (8,115) (1,191,646)
Daiichi Sankyo Co. Ltd. (Japan) (2)
(67,700) (1,612,200)
Eisai Co. Ltd. (Japan) (2)
(52,200) (1,453,104)
Elanco Animal Health, Inc.
(88,700) (931,350)
Haleon plc (2)
(130,925) (661,198)
Hikma Pharmaceuticals plc (Jordan)
(2) (7,229) (182,620)
Kyowa Kirin Co. Ltd. (Japan) (2)
(99,900) (1,458,206)
Merck KGaA (Germany) (2)
(16,612) (2,285,976)
Novo Nordisk A/S, Class B
(Denmark) (2) (30,227) (2,066,872)
Ono Pharmaceutical Co. Ltd.
(Japan) (2) (231,100) (2,486,324)
Organon & Co.
(28,188) (419,719)
Perrigo Co. plc
(34,625) (970,885)
Recordati Industria Chimica e
Farmaceutica SpA (Italy) (2) (13,188) (747,336)
Sandoz Group AG (Switzerland) (2)
(6,966) (292,113)
Viatris, Inc.
(137,113) (1,194,254)
(17,953,803)
Total Health Care (112,524,513)
Industrials - ( 14 .1 ) %
Aerospace & Defense - ( 0 .8 ) %
Axon Enterprise, Inc.
(3,623) (1,905,517)
Boeing Co. (The)
(5,316) (906,644)
BWX Technologies, Inc.
(14,567) (1,437,034)
HEICO Corp.
(11,785) (3,148,834)
Huntington Ingalls Industries, Inc.
(4,040) (824,322)
L3Harris Technologies, Inc.
(12,990) (2,718,937)
Melrose Industries plc (United
Kingdom) (2) (75,500) (466,048)
MTU Aero Engines AG (Germany)
(2) (2,765) (960,762)
TransDigm Group, Inc.
(1,446) (2,000,237)
(14,368,335)
Air Freight & Logistics - ( 0 .6 ) %
CH Robinson Worldwide, Inc.
(5,674) (581,018)
Deutsche Post AG (Germany) (2)
(63,946) (2,745,413)
DSV A/S (Denmark) (2)
(21,291) (4,117,279)
Expeditors International of
Washington, Inc. (1,829) (219,937)
FedEx Corp.
(6,867) (1,674,037)
GXO Logistics, Inc.
(24,420) (954,334)
INVESTMENTS SHARES VALUE ($)
Air Freight & Logistics - (0.6)% (continued)
SG Holdings Co. Ltd. (Japan) (2)
(58,200) (580,423)
(10,872,441)
Building Products - ( 1 .5 ) %
A O Smith Corp.
(19,464) (1,272,167)
AAON, Inc.
(27,976) (2,185,765)
Advanced Drainage Systems, Inc.
(14,975) (1,627,034)
Assa Abloy AB, Class B (Sweden)
(2) (63,728) (1,913,195)
Builders FirstSource, Inc.
(16,221) (2,026,652)
Carlisle Cos., Inc.
(4,637) (1,578,898)
Carrier Global Corp.
(59,554) (3,775,724)
Daikin Industries Ltd. (Japan) (2)
(26,400) (2,864,893)
Fortune Brands Innovations, Inc.
(39,063) (2,378,155)
Nibe Industrier AB, Class B
(Sweden) (2) (139,060) (528,916)
Simpson Manufacturing Co., Inc.
(13,102) (2,058,062)
Trex Co., Inc.
(67,433) (3,917,857)
UFP Industries, Inc.
(3,246) (347,452)
(26,474,770)
Commercial Services & Supplies - ( 0 .5 ) %
Brink's Co. (The)
(7,361) (634,224)
Clean Harbors, Inc.
(5,195) (1,023,934)
Cleanaway Waste Management Ltd.
(Australia) (2) (89,131) (146,211)
Copart, Inc.
(29,820) (1,687,514)
MSA Safety, Inc.
(8,748) (1,283,244)
Rentokil Initial plc (United Kingdom)
(2) (288,304) (1,308,365)
Secom Co. Ltd. (Japan) (2)
(22,000) (749,300)
Tetra Tech, Inc.
(68,894) (2,015,150)
(8,847,942)
Construction & Engineering - ( 0 .6 ) %
API Group Corp.
(9,526) (340,650)
Everus Construction Group, Inc.
(10,964) (406,655)
Ferrovial SE (2)
(5,200) (232,584)
Fluor Corp.
(10,576) (378,832)
Quanta Services, Inc.
(21,942) (5,577,218)
Stantec, Inc. (Canada)
(1,750) (145,054)
Valmont Industries, Inc.
(1,950) (556,471)
WillScot Holdings Corp.
(61,634) (1,713,425)
WSP Global, Inc. (Canada)
(5,806) (985,291)
(10,336,180)
Electrical Equipment - ( 0 .8 ) %
Emerson Electric Co.
(23,659) (2,593,973)
Generac Holdings, Inc.
(14,249) (1,804,636)
Hubbell, Inc., Class B
(2,163) (715,758)
Legrand SA (France) (2)
(7,542) (798,725)
NIDEC Corp. (Japan) (2)
(109,200) (1,832,625)
nVent Electric plc
(21,167) (1,109,574)
Prysmian SpA (Italy) (2)
(22,600) (1,244,062)
Regal Rexnord Corp.
(13,752) (1,565,665)
Rockwell Automation, Inc.
(2,588) (668,688)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - (0.8)% (continued)
Sensata Technologies Holding plc
(79,370) (1,926,310)
(14,260,016)
Ground Transportation - ( 1 .7 ) %
Aurizon Holdings Ltd. (Australia) (2)
(114,249) (222,103)
Canadian National Railway Co.
(Canada) (17,823) (1,734,431)
Canadian Pacific Kansas City Ltd.
(Canada) (19,305) (1,354,791)
Central Japan Railway Co. (Japan)
(2) (114,300) (2,180,175)
CSX Corp.
(80,731) (2,375,913)
Hankyu Hanshin Holdings, Inc.
(Japan) (2) (11,700) (314,815)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (390,600) (3,529,071)
Kintetsu Group Holdings Co. Ltd.
(Japan) (2) (68,700) (1,467,623)
Knight-Swift Transportation
Holdings, Inc., Class A (25,131) (1,092,947)
Landstar System, Inc.
(7,652) (1,149,331)
Norfolk Southern Corp.
(8,263) (1,957,092)
Odakyu Electric Railway Co. Ltd.
(Japan) (2) (168,900) (1,669,927)
Old Dominion Freight Line, Inc.
(8,485) (1,403,843)
Saia, Inc.
(5,694) (1,989,655)
Schneider National, Inc., Class B
(58,552) (1,337,913)
TFI International, Inc. (Canada)
(3,111) (240,873)
Tokyu Corp. (Japan) (2)
(40,800) (459,328)
U-Haul Holding Co.
(3,912) (255,688)
West Japan Railway Co. (Japan) (2)
(120,200) (2,344,797)
XPO, Inc.
(14,517) (1,561,739)
(28,642,055)
Industrial Conglomerates - ( 1 .2 ) %
Hitachi Ltd. (Japan) (2)
(105,400) (2,474,729)
Honeywell International, Inc.
(42,599) (9,020,338)
Keppel Ltd. (Singapore) (2)
(443,400) (2,261,749)
Lifco AB, Class B (Sweden) (2)
(23,571) (836,153)
Siemens AG (Registered)
(Germany) (2) (22,117) (5,107,839)
(19,700,808)
Machinery - ( 3 .9 ) %
AGCO Corp.
(25,439) (2,354,888)
Caterpillar, Inc.
(7,238) (2,387,092)
Chart Industries, Inc.
(7,248) (1,046,321)
Daimler Truck Holding AG
(Germany) (2) (8,223) (333,110)
Epiroc AB, Class A (Sweden) (2)
(108,005) (2,174,609)
Esab Corp.
(22,746) (2,649,909)
Fluidra SA (Spain) (2)
(9,398) (221,261)
Fortive Corp.
(35,903) (2,627,382)
Gates Industrial Corp. plc
(27,920) (514,007)
Georg Fischer AG (Registered)
(Switzerland) (2) (17,868) (1,307,739)
Graco, Inc.
(7,510) (627,160)
Hoshizaki Corp. (Japan) (2)
(9,400) (363,861)
INVESTMENTS SHARES VALUE ($)
Machinery - (3.9)% (continued)
Husqvarna AB, Class B (Sweden)
(2) (110,449) (524,641)
IDEX Corp.
(29,004) (5,248,854)
Indutrade AB (Sweden) (2)
(12,351) (342,270)
Ingersoll Rand, Inc.
(57,982) (4,640,300)
Interpump Group SpA (Italy) (2)
(10,531) (376,123)
KION Group AG (Germany) (2)
(2,608) (109,370)
Knorr-Bremse AG (Germany) (2)
(1,274) (115,940)
Kubota Corp. (Japan) (2)
(305,300) (3,772,715)
Kurita Water Industries Ltd. (Japan)
(2) (9,500) (293,828)
Metso OYJ (Finland) (2)
(43,643) (452,501)
MINEBEA MITSUMI, Inc. (Japan) (2)
(186,700) (2,728,902)
Mitsubishi Heavy Industries Ltd.
(Japan) (2) (7,400) (127,085)
Nordson Corp.
(11,667) (2,353,467)
PACCAR, Inc.
(22,290) (2,170,377)
Schindler Holding AG (Switzerland)
(2) (392) (122,857)
SKF AB, Class B (Sweden) (2)
(165,224) (3,347,204)
SMC Corp. (Japan) (2)
(17,300) (6,190,700)
Spirax Group plc (United Kingdom)
(2) (3,824) (308,267)
Sumitomo Heavy Industries Ltd.
(Japan) (2) (8,600) (176,168)
Terex Corp.
(13,362) (504,816)
Timken Co. (The)
(7,221) (518,973)
TOMRA Systems ASA (Norway) (2)
(31,613) (451,362)
Toro Co. (The)
(23,179) (1,686,272)
Toyota Industries Corp. (Japan) (2)
(28,600) (2,446,079)
Trelleborg AB, Class B (Sweden) (2)
(23,019) (856,115)
Valmet OYJ (Finland) (2)
(36,580) (992,160)
VAT Group AG (Switzerland) (2)(c)
(2,901) (1,045,701)
Volvo AB, Class B (Sweden) (2)
(38,353) (1,125,214)
Xylem, Inc.
(24,135) (2,883,167)
Yaskawa Electric Corp. (Japan) (2)
(143,000) (3,583,310)
(66,102,077)
Marine Transportation - ( 0 .1 ) %
Kuehne + Nagel International AG
(Registered) (Switzerland) (2) (6,645) (1,534,535)
Passenger Airlines - ( 0 .2 ) %
Air Canada (Canada)
(93,683) (922,475)
American Airlines Group, Inc.
(124,099) (1,309,244)
Singapore Airlines Ltd. (Singapore)
(2) (25,500) (128,456)
Southwest Airlines Co.
(36,255) (1,217,443)
(3,577,618)
Professional Services - ( 0 .9 ) %
Amentum Holdings, Inc.
(21,717) (395,249)
Booz Allen Hamilton Holding Corp.,
Class A (3,208) (335,493)
Bureau Veritas SA (France) (2)
(10,030) (304,311)
Clarivate plc
(589,901) (2,318,311)
Concentrix Corp.
(7,084) (394,154)
Dayforce, Inc.
(11,570) (674,878)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - (0.9)% (continued)
Dun & Bradstreet Holdings, Inc.
(58,565) (523,571)
Equifax, Inc.
(6,604) (1,608,470)
ExlService Holdings, Inc.
(10,630) (501,842)
Exponent, Inc.
(2,081) (168,686)
FTI Consulting, Inc.
(6,169) (1,012,209)
Genpact Ltd.
(7,429) (374,273)
Insperity, Inc.
(5,109) (455,876)
Maximus, Inc.
(7,614) (519,199)
Paychex, Inc.
(6,389) (985,695)
Paycom Software, Inc.
(3,806) (831,535)
Randstad NV (Netherlands) (2)
(34,277) (1,424,767)
Recruit Holdings Co. Ltd. (Japan) (2)
(24,300) (1,259,014)
SGS SA (Registered) (Switzerland)
(2) (4,100) (408,519)
Teleperformance SE (France) (2)
(7,391) (743,174)
(15,239,226)
Trading Companies & Distributors - ( 1 .0 ) %
Air Lease Corp., Class A
(27,666) (1,336,544)
Ashtead Group plc (United
Kingdom) (2) (10,603) (573,270)
Beijer Ref AB, Class B (Sweden) (2)
(79,961) (1,124,839)
Brenntag SE (Germany) (2)
(49,025) (3,177,683)
Core & Main, Inc., Class A
(43,952) (2,123,321)
Diploma plc (United Kingdom) (2)
(4,591) (229,822)
Fastenal Co.
(8,871) (687,946)
GATX Corp.
(4,609) (715,639)
IMCD NV (Netherlands) (2)
(6,524) (868,225)
Mitsubishi Corp. (Japan) (2)
(108,400) (1,913,776)
Mitsui & Co. Ltd. (Japan) (2)
(37,300) (703,225)
MSC Industrial Direct Co., Inc.,
Class A (19,008) (1,476,351)
Reece Ltd. (Australia) (2)
(45,584) (452,291)
RS GROUP plc (United Kingdom)
(2) (52,987) (385,778)
SiteOne Landscape Supply, Inc.
(4,687) (569,189)
Travis Perkins plc (United Kingdom)
(2) (52,767) (376,419)
(16,714,318)
Transportation Infrastructure - ( 0 .3 ) %
Aeroports de Paris SA (France) (2)
(12,599) (1,282,620)
Atlas Arteria Ltd. (Australia) (2)
(176,121) (535,897)
Japan Airport Terminal Co. Ltd.
(Japan) (2) (17,600) (485,229)
Transurban Group (Australia) (2)
(328,164) (2,764,022)
(5,067,768)
Total Industrials (241,738,089)
Information Technology - ( 8 .4 ) %
Communications Equipment - ( 0 .2 ) %
Ciena Corp.
(18,708) (1,130,525)
Lumentum Holdings, Inc.
(46,298) (2,886,217)
(4,016,742)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - ( 1 .5 ) %
Arrow Electronics, Inc.
(7,161) (743,527)
Avnet, Inc.
(56,551) (2,719,538)
Belden, Inc.
(16,146) (1,618,636)
CDW Corp.
(8,899) (1,426,154)
Cognex Corp.
(30,718) (916,318)
Crane NXT Co.
(23,894) (1,228,152)
Flex Ltd.
(62,132) (2,055,327)
Hamamatsu Photonics KK (Japan)
(2) (432,400) (4,215,240)
Hexagon AB, Class B (Sweden) (2)
(119,227) (1,274,509)
Ibiden Co. Ltd. (Japan) (2)
(49,500) (1,335,255)
IPG Photonics Corp.
(4,632) (292,464)
Littelfuse, Inc.
(780) (153,457)
Murata Manufacturing Co. Ltd.
(Japan) (2) (92,700) (1,429,893)
Novanta, Inc.
(13,704) (1,752,330)
Omron Corp. (Japan) (2)
(13,500) (381,196)
Shimadzu Corp. (Japan) (2)
(107,600) (2,687,702)
Spectris plc (United Kingdom) (2)
(5,457) (164,661)
TDK Corp. (Japan) (2)
(54,700) (573,206)
Vishay Intertechnology, Inc.
(41,418) (658,546)
Vontier Corp.
(5,364) (176,207)
(25,802,318)
IT Services - ( 0 .9 ) %
Akamai Technologies, Inc.
(18,848) (1,517,264)
ASGN, Inc.
(29,955) (1,887,764)
Bechtle AG (Germany) (2)
(29,377) (1,097,223)
Capgemini SE (France) (2)
(24,974) (3,752,545)
CGI, Inc. (Canada)
(5,594) (558,448)
DXC Technology Co.
(20,155) (343,643)
Globant SA
(5,800) (682,776)
NEXTDC Ltd. (Australia) (2)
(197,673) (1,415,827)
Nomura Research Institute Ltd.
(Japan) (2) (18,300) (595,708)
NTT Data Group Corp. (Japan) (2)
(189,900) (3,440,050)
Obic Co. Ltd. (Japan) (2)
(9,700) (279,680)
Reply SpA (Italy) (2)
(854) (139,888)
(15,710,816)
Semiconductors & Semiconductor Equipment - ( 2 .9 ) %
Advanced Micro Devices, Inc.
(4,529) (465,309)
Advantest Corp. (Japan) (2)
(43,400) (1,934,620)
Allegro MicroSystems, Inc. (Japan)
(132,521) (3,330,253)
Amkor Technology, Inc.
(6,699) (120,984)
Applied Materials, Inc.
(7,610) (1,104,363)
ASM International NV (Netherlands)
(2) (5,983) (2,726,413)
ASML Holding NV (Netherlands) (2)
(1,042) (689,568)
Enphase Energy, Inc.
(7,407) (459,604)
Entegris, Inc.
(49,384) (4,320,112)
First Solar, Inc.
(4,009) (506,858)
GLOBALFOUNDRIES, Inc.
(35,081) (1,294,840)
Infineon Technologies AG
(Germany) (2) (5,096) (169,875)
Lasertec Corp. (Japan) (2)
(20,700) (1,779,174)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - (2.9)% (continued)
MACOM Technology Solutions
Holdings, Inc. (5,055) (507,421)
Microchip Technology, Inc.
(41,944) (2,030,509)
Micron Technology, Inc.
(38,205) (3,319,632)
MKS Instruments, Inc.
(17,021) (1,364,233)
NXP Semiconductors NV (China)
(15,503) (2,946,500)
ON Semiconductor Corp.
(52,106) (2,120,193)
Onto Innovation, Inc.
(7,283) (883,719)
Power Integrations, Inc.
(15,935) (804,717)
Qorvo, Inc.
(29,097) (2,106,914)
Rohm Co. Ltd. (Japan) (2)
(252,200) (2,436,662)
Skyworks Solutions, Inc.
(14,867) (960,854)
SOITEC (France) (2)
(4,937) (264,033)
STMicroelectronics NV (Singapore)
(2) (121,459) (2,663,298)
SUMCO Corp. (Japan) (2)
(746,100) (5,055,786)
Synaptics, Inc.
(14,198) (904,697)
Texas Instruments, Inc.
(8,002) (1,437,959)
Wolfspeed, Inc.
(86,012) (263,197)
(48,972,297)
Software - ( 2 .5 ) %
Autodesk, Inc.
(2,710) (709,478)
Bentley Systems, Inc., Class B
(46,362) (1,823,881)
BILL Holdings, Inc.
(46,499) (2,133,839)
Blackbaud, Inc.
(13,148) (815,833)
Cadence Design Systems, Inc.
(14,995) (3,813,678)
CCC Intelligent Solutions Holdings,
Inc. (108,317) (978,103)
Confluent, Inc., Class A
(25,169) (589,961)
Constellation Software, Inc.
(Canada) (362) (1,146,429)
Dassault Systemes SE (France) (2)
(27,508) (1,047,305)
Dynatrace, Inc.
(26,588) (1,253,624)
Five9, Inc.
(28,956) (786,155)
Gen Digital, Inc.
(5,346) (141,883)
Intuit, Inc.
(2,390) (1,467,436)
Microsoft Corp.
(6,771) (2,541,766)
MicroStrategy, Inc., Class A
(8,230) (2,372,462)
nCino, Inc.
(79,118) (2,173,372)
Open Text Corp. (Canada)
(23,222) (586,097)
Oracle Corp.
(35,921) (5,022,115)
PTC, Inc.
(23,180) (3,591,741)
Roper Technologies, Inc.
(1,271) (749,356)
Salesforce, Inc.
(10,874) (2,918,147)
Synopsys, Inc.
(8,171) (3,504,133)
Temenos AG (Registered)
(Switzerland) (2) (18,832) (1,462,156)
Tyler Technologies, Inc.
(574) (333,718)
Workday, Inc., Class A
(4,654) (1,086,849)
(43,049,517)
Technology Hardware, Storage & Peripherals - ( 0 .4 ) %
Brother Industries Ltd. (Japan) (2)
(21,000) (380,234)
FUJIFILM Holdings Corp. (Japan)
(2) (216,200) (4,142,170)
HP, Inc.
(45,306) (1,254,523)
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - (0.4)% (continued)
Ricoh Co. Ltd. (Japan) (2)
(30,500) (322,634)
Super Micro Computer, Inc.
(8,300) (284,192)
(6,383,753)
Total Information Technology (143,935,443)
Materials - ( 6 .2 ) %
Chemicals - ( 3 .2 ) %
Air Products and Chemicals, Inc.
(29,843) (8,801,297)
Akzo Nobel NV (Netherlands) (2)
(29,086) (1,791,282)
Albemarle Corp.
(24,631) (1,773,925)
Arkema SA (France) (2)
(5,009) (383,545)
Ashland, Inc.
(7,514) (445,505)
Avient Corp.
(8,597) (319,464)
BASF SE (Germany) (2)
(46,148) (2,313,346)
Celanese Corp., Class A
(75,045) (4,260,305)
Chemours Co. (The)
(58,794) (795,483)
Clariant AG (Registered)
(Switzerland) (2) (130,901) (1,418,629)
Corteva, Inc.
(23,962) (1,507,929)
Croda International plc (United
Kingdom) (2) (6,789) (257,926)
Dow, Inc.
(81,152) (2,833,828)
Eastman Chemical Co.
(42,025) (3,702,823)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (1,347) (917,749)
Johnson Matthey plc (United
Kingdom) (2) (11,683) (200,825)
Kansai Paint Co. Ltd. (Japan) (2)
(10,400) (148,674)
Linde plc
(6,391) (2,975,905)
LyondellBasell Industries NV, Class
A (31,817) (2,239,917)
Mitsui Chemicals, Inc. (Japan) (2)
(29,900) (671,574)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (63,900) (479,861)
Nippon Sanso Holdings Corp.
(Japan) (2) (95,500) (2,896,953)
Nissan Chemical Corp. (Japan) (2)
(35,100) (1,045,039)
Novonesis (Novozymes), Class B
(Denmark) (2) (20,503) (1,193,818)
Nutrien Ltd. (Canada)
(12,514) (621,069)
PPG Industries, Inc.
(21,536) (2,354,961)
RPM International, Inc.
(7,312) (845,852)
Sherwin-Williams Co. (The)
(7,094) (2,477,154)
Tosoh Corp. (Japan) (2)
(13,300) (183,015)
Umicore SA (Belgium) (2)
(98,551) (1,020,957)
Wacker Chemie AG (Germany) (2)
(9,298) (770,303)
Westlake Corp.
(29,732) (2,974,092)
Yara International ASA (Brazil) (2)
(8,866) (267,447)
(54,890,452)
Construction Materials - ( 0 .6 ) %
Eagle Materials, Inc.
(4,894) (1,086,125)
James Hardie Industries plc,
CHESS (2) (4,213) (100,540)
Knife River Corp.
(17,253) (1,556,393)
Martin Marietta Materials, Inc.
(11,327) (5,415,779)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Construction Materials - (0.6)% (continued)
Vulcan Materials Co.
(8,099) (1,889,497)
(10,048,334)
Containers & Packaging - ( 0 .6 ) %
Avery Dennison Corp.
(1,019) (181,352)
Ball Corp.
(16,004) (833,328)
Graphic Packaging Holding Co.
(88,166) (2,288,789)
International Paper Co.
(44,297) (2,363,245)
Sealed Air Corp.
(48,450) (1,400,205)
SIG Group AG (Switzerland) (2)
(150,239) (2,777,827)
Silgan Holdings, Inc.
(20,342) (1,039,883)
(10,884,629)
Metals & Mining - ( 1 .6 ) %
Alcoa Corp.
(11,528) (351,604)
Anglo American plc (South Africa)
(2) (77,386) (2,169,004)
Antofagasta plc (Chile) (2)
(73,321) (1,596,312)
BHP Group Ltd. (Australia) (2)
(111,470) (2,704,612)
Capstone Copper Corp. (Canada)
(110,714) (570,092)
Carpenter Technology Corp.
(6,728) (1,218,979)
Cleveland-Cliffs, Inc.
(84,357) (693,415)
Commercial Metals Co.
(24,882) (1,144,821)
Endeavour Mining plc (Ivory Coast)
(2) (24,336) (573,814)
First Quantum Minerals Ltd.
(Zambia) (138,508) (1,862,430)
Freeport-McMoRan, Inc.
(14,004) (530,191)
Glencore plc (Australia) (2)
(325,347) (1,190,813)
IGO Ltd. (Australia) (2)
(287,722) (717,451)
Lundin Mining Corp. (Chile)
(210,538) (1,705,898)
Lynas Rare Earths Ltd. (Australia)
(2) (171,244) (749,773)
Mineral Resources Ltd. (Australia)
(2) (76,788) (1,159,425)
MP Materials Corp.
(33,855) (826,401)
Nucor Corp.
(11,189) (1,346,484)
Pilbara Minerals Ltd. (Australia) (2)
(1,110,525) (1,182,424)
Reliance, Inc.
(2,132) (615,615)
Rio Tinto plc (Australia) (2)
(17,817) (1,069,202)
Sumitomo Metal Mining Co. Ltd.
(Japan) (2) (82,400) (1,801,167)
Teck Resources Ltd., Class B
(Canada) (48,579) (1,769,578)
(27,549,505)
Paper & Forest Products - ( 0 .2 ) %
Holmen AB, Class B (Sweden) (2)
(25,480) (1,009,030)
Mondi plc (Austria) (2)
(30,778) (459,123)
Stora Enso OYJ, Class R (Finland)
(2) (15,391) (145,849)
Svenska Cellulosa AB SCA, Class B
(Sweden) (2) (25,363) (334,644)
UPM-Kymmene OYJ (Finland) (2)
(57,762) (1,549,658)
(3,498,304)
Total Materials (106,871,224)
INVESTMENTS SHARES VALUE ($)
Real Estate - ( 4 .2 ) %
Health Care REITs - ( 0 .6 ) %
Healthpeak Properties, Inc., REIT
(43,332) (876,173)
Welltower, Inc., REIT
(61,221) (9,379,669)
(10,255,842)
Hotel & Resort REITs - ( 0 .1 ) %
Host Hotels & Resorts, Inc., REIT (137,466) (1,953,392)
Industrial REITs - ( 0 .3 ) %
EastGroup Properties, Inc., REIT
(1,641) (289,062)
First Industrial Realty Trust, Inc.,
REIT (11,906) (642,448)
Prologis, Inc., REIT
(18,409) (2,057,942)
Rexford Industrial Realty, Inc., REIT
(54,914) (2,149,883)
STAG Industrial, Inc., REIT
(8,829) (318,904)
(5,458,239)
Office REITs - ( 0 .3 ) %
BXP, Inc., REIT
(45,853) (3,080,863)
Highwoods Properties, Inc., REIT
(6,777) (200,870)
Vornado Realty Trust, REIT
(36,583) (1,353,205)
(4,634,938)
Real Estate Management & Development - ( 0 .3 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (1,226,000) (2,479,590)
CoStar Group, Inc.
(26,470) (2,097,218)
Jones Lang LaSalle, Inc.
(3,491) (865,454)
Lendlease Corp. Ltd. (Australia) (2)
(48,303) (179,444)
(5,621,706)
Residential REITs - ( 0 .6 ) %
American Homes 4 Rent, Class A,
REIT (22,769) (860,896)
AvalonBay Communities, Inc., REIT
(16,147) (3,465,469)
Equity Residential, REIT
(24,636) (1,763,445)
Independence Realty Trust, Inc.,
REIT (6,217) (131,987)
Invitation Homes, Inc., REIT
(21,553) (751,122)
Mid-America Apartment
Communities, Inc., REIT (809) (135,572)
Sun Communities, Inc., REIT
(25,862) (3,326,888)
(10,435,379)
Retail REITs - ( 0 .7 ) %
Agree Realty Corp., REIT
(39,165) (3,023,146)
Federal Realty Investment Trust,
REIT (4,629) (452,809)
Kimco Realty Corp., REIT
(42,211) (896,562)
Realty Income Corp., REIT
(105,082) (6,095,807)
Regency Centers Corp., REIT
(4,141) (305,440)
(10,773,764)
Specialized REITs - ( 1 .3 ) %
American Tower Corp., REIT
(7,139) (1,553,446)
Crown Castle, Inc., REIT
(15,188) (1,583,045)
CubeSmart, REIT
(3,081) (131,590)
Digital Realty Trust, Inc., REIT
(19,037) (2,727,812)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialized REITs - (1.3)% (continued)
Equinix, Inc., REIT
(1,547) (1,261,346)
Extra Space Storage, Inc., REIT
(7,779) (1,155,104)
Gaming and Leisure Properties, Inc.,
REIT (31,947) (1,626,102)
Iron Mountain, Inc., REIT
(21,519) (1,851,495)
National Storage Affiliates Trust,
REIT (38,389) (1,512,527)
Public Storage, REIT
(4,206) (1,258,814)
Rayonier, Inc., REIT
(17,679) (492,891)
VICI Properties, Inc., Class A, REIT
(196,412) (6,406,959)
Weyerhaeuser Co., REIT
(38,497) (1,127,192)
(22,688,323)
Total Real Estate (71,821,583)
Utilities - ( 3 .3 ) %
Electric Utilities - ( 1 .8 ) %
Acciona SA (Spain) (2)
(6,311) (826,001)
Alliant Energy Corp.
(81,302) (5,231,784)
BKW AG (Switzerland) (2)
(1,675) (292,964)
EDP SA (Portugal)
(138,405) (465,734)
Elia Group SA/NV (Belgium) (2)
(11,129) (965,263)
Entergy Corp.
(31,374) (2,682,163)
Eversource Energy
(10,362) (643,584)
FirstEnergy Corp.
(47,417) (1,916,595)
Hydro One Ltd. (Canada) (c)
(59,418) (1,998,011)
Kansai Electric Power Co., Inc.
(The) (Japan) (2) (102,000) (1,210,539)
NextEra Energy, Inc.
(75,279) (5,336,528)
NRG Energy, Inc.
(18,759) (1,790,734)
Origin Energy Ltd. (Australia) (2)
(28,423) (188,085)
Pinnacle West Capital Corp.
(1,370) (130,492)
Southern Co. (The)
(60,847) (5,594,882)
SSE plc (United Kingdom) (2)
(35,978) (741,088)
Terna - Rete Elettrica Nazionale
(Italy) (2) (85,632) (773,880)
TXNM Energy, Inc.
(8,487) (453,885)
(31,242,212)
Gas Utilities - ( 0 .4 ) %
APA Group (Australia) (2)
(396,860) (1,965,956)
Brookfield Infrastructure Corp.,
Class A (Canada) (3,831) (138,353)
Enagas SA (Spain) (2)
(34,076) (490,571)
MDU Resources Group, Inc.
(28,682) (485,013)
Snam SpA (Italy)
(307,887) (1,596,343)
Southwest Gas Holdings, Inc.
(19,617) (1,408,501)
Spire, Inc.
(2,042) (159,786)
(6,244,523)
Independent Power and Renewable Electricity Producers - ( 0 .4 ) %
Brookfield Renewable Corp.
(Canada) (6,140) (171,393)
Clearway Energy, Inc., Class C
(11,247) (340,447)
ERG SpA (Italy) (2)
(19,354) (367,634)
Northland Power, Inc. (Canada)
(38,361) (524,346)
Ormat Technologies, Inc.
(19,035) (1,347,107)
INVESTMENTS SHARES VALUE ($)
Independent Power and Renewable Electricity Producers - (0.4)%
(continued)
Orsted A/S (Denmark) (2)(c)
(53,489) (2,335,924)
RWE AG (Germany)
(41,704) (1,489,022)
Vistra Corp.
(4,329) (508,398)
(7,084,271)
Multi-Utilities - ( 0 .4 ) %
Algonquin Power & Utilities Corp.
(Canada) (106,689) (547,883)
Canadian Utilities Ltd., Class A
(Canada) (5,834) (150,000)
CenterPoint Energy, Inc.
(3,826) (138,616)
CMS Energy Corp.
(4,791) (359,852)
Dominion Energy, Inc.
(26,454) (1,483,276)
Public Service Enterprise Group,
Inc. (29,257) (2,407,851)
Sempra
(27,488) (1,961,544)
(7,049,022)
Water Utilities - ( 0 .3 ) %
Essential Utilities, Inc.
(36,236) (1,432,409)
Pennon Group plc (United Kingdom)
(2) (72,116) (417,756)
Severn Trent plc (United Kingdom)
(2) (53,067) (1,737,299)
United Utilities Group plc (United
Kingdom) (2) (58,386) (761,819)
(4,349,283)
Total Utilities (55,969,311)
TOTAL COMMON STOCKS
(Proceeds $(1,383,078,353)) (1,232,778,864)
PREFERRED STOCKS - (0.4)%
Consumer Discretionary - ( 0 .2 ) %
Automobiles - ( 0 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(c) (75,990) (3,805,796)
Consumer Staples - ( 0 .1 ) %
Household Products - ( 0 .1 ) %
Henkel AG & Co. KGaA (Preference)
(Germany) (2) (18,803) (1,496,101)
Health Care - ( 0 .1 ) %
Life Sciences Tools & Services - ( 0 .1 ) %
Sartorius AG (Preference)
(Germany) (2) (5,306) (1,236,936)
TOTAL PREFERRED STOCKS
(Proceeds $(7,890,999)) (6,538,833)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2025 amounted to $1,349,432,117, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at March 31, 2025 amounted to $215,897,970.
(c) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $148,212, which represents 0.01% of net assets of the Fund.
(d) Represents 7-day effective yield as of March 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended March 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - (0.0)% †
Utilities - ( 0 .0 ) % †
Electric Utilities - ( 0 .0 ) % †
Elia Group SA/NV, expiring 4/3/2025
(Belgium) (Proceeds $–) (11,129) (54,297)
TOTAL SHORT POSITIONS
(Proceeds $(1,390,969,352)) (1,239,371,994)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.9%
(Cost $1,437,568,263) 1,691,509,550
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.1% ‡ 18,713,088
NET ASSETS - 100.0% 1,710,222,638
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 34,083,480 2 .0%
Consumer Discretionary 8,951,687 0 .5
Consumer Staples (33,407,819) ( 2 .0 )
Energy 40,591,757 2 .3
Financials 64,884,478 3 .8
Health Care 49,718,758 2 .9
Industrials 4,829,400 0 .3
Information Technology 1,561,167 0 .1
Materials (22,196,059) ( 1 .2 )
Real Estate (39,643,026) ( 2 .3 )
Utilities 22,332,935 1 .3
Investment Companies 562,562,046 32 .9
U.S. Treasury Obligations 997,240,746 58 .3
Total Investments In Securities
At Value 1,691,509,550 98 .9
Other Assets in Excess of
Liabilities ‡ 18,713,088 1 .1
Net Assets
$ 1,710,222,638 100 .0%
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2025
Shares
Held At
3/31/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 30.2%
INVESTMENT COMPANIES - 30.2%
Limited Purpose
Cash Investment
Fund,
4.32% (a)
(Cost $516,673,619) $353,121,691 $1,396,737,849 $(1,233,070,440) $4,238 $(39,341) $516,753,997 516,909,069 $3,917,298 $–
(a) Represents 7-day effective yield as of March 31, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
Credit default swap contracts outstanding - buy protection as of March 31, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 0 .64 % EUR 750,000 $ (16,090) $ 1,531 $ (14,559)
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .77 USD 3,289,000 (175,613) (430) (176,043)
$ (191,703) $ 1,101 $ (190,602)
Credit default swap contracts outstanding - sell protection as of March 31, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 43.V1 5 .00 % Quarterly 6/20/2030 3 .28 % EUR 10,040,000 $ 864,916 $ (39,295) $ 825,621
iTraxx Europe Crossover
Index Series 43.V1 5 .00 Quarterly 6/20/2030 3 .28 EUR 10,040,000 864,917 (39,296) 825,621
iTraxx Europe Main Index
Series 43.V1 1 .00 Quarterly 6/20/2030 0 .64 EUR 21,236,000 442,385 (30,130) 412,255
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .61 USD 13,088,000 245,945 (5,249) 240,696
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .61 USD 1,200,000 20,710 74 20,784
2,438,873 (113,896) 2,324,977
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 1 .85 % USD 13,717,000 $ (531,894) $ 13,388 $ (518,506)
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 Quarterly 6/20/2030 1 .85 USD 200,000 (7,667) 26 (7,641)
(539,561) 13,414 (526,147)
$ 1,899,312 $ (100,482) $ 1,798,830
Forward effective interest rate swap contracts outstanding as of March 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 5.00% Semi 9/20/2027 CLP 2,521,000,000 $ 4,248 $ 712 $ 4,960
Pay 1D CLICP Semi 5.00% Semi 9/20/2027 CLP 2,521,000,000 4,247 712 4,959
Pay 1D CLICP Semi 5.50% Semi 9/17/2030 CLP 795,000,000 14,016 194 14,210
Pay 1D CLICP Semi 5.50% Semi 9/17/2030 CLP 795,000,000 14,032 178 14,210
Pay 1D CORRA Semi 2.50% Semi 6/16/2027 CAD 340,500,000 337,937 599,766 937,703
Pay 1D CORRA Semi 2.50% Semi 6/16/2027 CAD 340,500,000 336,021 601,681 937,702
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 20,900,000 54,484 8,357 62,841
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 20,800,000 54,420 8,123 62,543
Pay 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 3,300,000 4,699 4,319 9,018
Pay 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 3,200,000 4,269 4,475 8,744
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 7,700,000 79,675 44,954 124,629

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 7,700,000 $ 80,135 $ 44,494 $ 124,629
Pay 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 2,900,000 36,272 6,730 43,002
Pay 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 2,800,000 35,635 5,885 41,520
Pay 1D MIBOR Semi 6.00% Semi 9/17/2027 INR 3,470,000,000 134,262 30,554 164,816
Pay 1D MIBOR Semi 6.00% Semi 9/17/2027 INR 3,470,000,000 134,265 30,551 164,816
Pay 1D MIBOR Semi 6.00% Semi 9/17/2030 INR 725,000,000 34,046 2,807 36,853
Pay 1D MIBOR Semi 6.00% Semi 9/17/2030 INR 725,000,000 34,063 2,790 36,853
Pay 1D SARON Annual 0.50% Annual 6/19/2030 CHF 2,700,000 (1,293) 21,186 19,893
Pay 1D SARON Annual 0.50% Annual 6/19/2030 CHF 2,700,000 (1,554) 21,447 19,893
Pay 1D SARON Annual 0.50% Annual 9/18/2030 CHF 6,900,000 49,552 2,021 51,573
Pay 1D SARON Annual 0.50% Annual 9/18/2030 CHF 6,900,000 49,551 2,021 51,572
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 7,000,000 (73,106) 192,531 119,425
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 7,100,000 (72,551) 193,643 121,092
Pay 1D SOFR Annual 4.00% Annual 6/20/2035 USD 6,900,000 77,529 61,467 138,996
Pay 1D SOFR Annual 4.00% Annual 6/20/2035 USD 6,900,000 77,529 61,630 139,159
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 8,500,000 91,837 80,599 172,436
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 8,500,000 91,541 80,982 172,523
Pay 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 52,900,000 (74,575) 100,023 25,448
Pay 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 52,900,000 (74,665) 100,040 25,375
Pay 1D SONIA Annual 4.00% Annual 9/15/2027 GBP 74,000,000 44,769 76,951 121,720
Pay 1D SONIA Annual 4.00% Annual 9/15/2027 GBP 74,000,000 44,651 77,069 121,720
Pay 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 2,600,000 186 4,055 4,241
Pay 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 2,600,000 186 4,055 4,241
Pay 1D SORA Semi 2.50% Semi 6/16/2027 SGD 7,700,000 3,159 32,970 36,129
Pay 1D SORA Semi 2.50% Semi 6/16/2027 SGD 7,700,000 3,062 33,067 36,129
Pay 1D SORA Semi 2.50% Semi 9/15/2027 SGD 17,100,000 81,891 1,906 83,797
Pay 1D SORA Semi 2.50% Semi 9/15/2027 SGD 17,000,000 81,193 2,114 83,307
Pay 1D SORA Semi 2.50% Semi 6/19/2030 SGD 4,400,000 (3,837) 39,040 35,203
Pay 1D SORA Semi 2.50% Semi 6/19/2030 SGD 4,400,000 (3,971) 39,174 35,203
Pay 1D SORA Semi 2.50% Semi 9/18/2030 SGD 5,200,000 33,823 6,041 39,864
Pay 1D SORA Semi 2.50% Semi 9/18/2030 SGD 5,200,000 33,176 6,688 39,864
Pay 1D THOR Qtrly 1.50% Qtrly 6/21/2027 THB 1,130,600,000 (88,544) 140,609 52,065
Pay 1D THOR Qtrly 1.50% Qtrly 6/21/2027 THB 1,130,600,000 (88,544) 140,609 52,065
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 392,500,000 (664) 25,855 25,191
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 392,500,000 (665) 25,856 25,191
Pay 1D THOR Qtrly 2.00% Qtrly 9/17/2030 THB 688,500,000 277,257 166,538 443,795
Pay 1D THOR Qtrly 2.00% Qtrly 9/17/2030 THB 688,500,000 277,257 166,538 443,795
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/16/2027 MXN 285,100,000 4,874 53,332 58,206
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/16/2027 MXN 285,100,000 4,874 53,332 58,206
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/15/2027 MXN 112,000,000 16,876 9,642 26,518
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/15/2027 MXN 112,000,000 16,876 9,642 26,518
Pay 1D TIIEOIS Monthly 8.50% Monthly 6/12/2030 MXN 10,100,000 2,760 6,824 9,584
Pay 1D TIIEOIS Monthly 8.50% Monthly 6/12/2030 MXN 10,100,000 2,760 6,824 9,584
Pay 1D TIIEOIS Monthly 8.50% Monthly 9/11/2030 MXN 33,500,000 22,408 8,061 30,469
Pay 1D TIIEOIS Monthly 8.50% Monthly 9/11/2030 MXN 33,500,000 22,408 8,061 30,469
Pay 1D TONAR Annual 2.00% Annual 6/21/2045 JPY 930,300,000 168,686 10,107 178,793
Pay 1D TONAR Annual 2.00% Annual 6/21/2045 JPY 2,479,000,000 449,501 26,933 476,434
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 1,551,700,000 393,427 (140,118) 253,309
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 1,551,700,000 393,427 (140,118) 253,309
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 290,300,000 633,751 (201,098) 432,653
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 290,300,000 43,979 388,663 432,642
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 204,500,000 109,512 138,020 247,532
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 204,600,000 108,394 139,260 247,654
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 15,500,000 99,049 25,740 124,789
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 15,600,000 99,703 25,891 125,594
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/15/2027 HKD 42,100,000 12,034 15,116 27,150
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/15/2027 HKD 42,000,000 12,002 15,082 27,084

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/18/2030 HKD 28,300,000 $ 19,935 $ 26,016 $ 45,951
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/18/2030 HKD 28,300,000 19,843 26,108 45,951
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/17/2027 ZAR 63,500,000 (2,216) 10,636 8,420
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/17/2027 ZAR 62,000,000 6,508 1,713 8,221
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/15/2027 ZAR 35,500,000 5,061 (1,062) 3,999
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/15/2027 ZAR 35,500,000 5,061 (1,062) 3,999
Pay 3M JIBAR Qtrly 8.00% Qtrly 6/19/2030 ZAR 38,800,000 (2,641) 19,412 16,771
Pay 3M JIBAR Qtrly 8.00% Qtrly 6/19/2030 ZAR 1,600,000 (72) 764 692
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/18/2030 ZAR 32,400,000 1,388 6,747 8,135
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/18/2030 ZAR 32,400,000 1,388 6,747 8,135
Pay 3M STIBOR Qtrly 2.50% Annual 6/16/2027 SEK 682,700,000 (16,919) 49,597 32,678
Pay 3M STIBOR Qtrly 2.50% Annual 6/16/2027 SEK 682,700,000 (16,919) 49,597 32,678
Pay 3M STIBOR Qtrly 2.50% Annual 9/15/2027 SEK 1,100,000 (29) 38 9
Pay 3M STIBOR Qtrly 2.50% Annual 9/15/2027 SEK 1,100,000 (29) 38 9
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 5,700,000 3,463 1,493 4,956
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 5,700,000 3,188 1,768 4,956
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 9,800,000 (25,451) 112,742 87,291
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 9,800,000 66,733 20,558 87,291
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 4,000,000 28,806 2,262 31,068
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 4,100,000 30,501 1,880 32,381
Pay 6M EURIBOR Semi 2.50% Annual 6/19/2030 EUR 34,400,000 141,212 12,252 153,464
Pay 6M EURIBOR Semi 2.50% Annual 6/19/2030 EUR 34,500,000 142,218 11,949 154,167
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 52,100,000 (97,751) 266,485 168,734
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 52,100,000 (97,747) 266,453 168,706
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 110,800,000 5,680 2,663 8,343
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 110,800,000 5,680 2,663 8,343
Receive 1D IBR Qtrly 8.00% Qtrly 9/17/2027 COP 1,953,000,000 (1,023) 3,439 2,416
Receive 1D IBR Qtrly 8.00% Qtrly 9/17/2027 COP 1,953,000,000 (1,023) 3,439 2,416
Receive 1D SARON Annual 0.50% Annual 6/20/2035 CHF 4,600,000 118,627 (33,625) 85,002
Receive 1D SARON Annual 0.50% Annual 6/20/2035 CHF 4,600,000 120,609 (35,607) 85,002
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 4,100,000 99,787 (15,924) 83,863
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 4,100,000 99,652 (16,078) 83,574
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 12,000,000 (73,777) 279,871 206,094
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 12,100,000 (74,193) 281,980 207,787
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 35,000,000 8,914 (2,154) 6,760
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 35,000,000 8,914 (2,154) 6,760
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2027 CNY 115,500,000 14,204 1,217 15,421
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2027 CNY 115,500,000 14,204 1,217 15,421
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2030 CNY 5,000,000 4,560 (2,019) 2,541
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2030 CNY 5,000,000 4,560 (2,019) 2,541
Receive 3M STIBOR Qtrly 2.50% Annual 6/19/2030 SEK 190,700,000 (29,627) 174,454 144,827
Receive 3M STIBOR Qtrly 2.50% Annual 6/19/2030 SEK 190,700,000 (29,238) 174,065 144,827
Receive 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 17,500,000 20,404 (4,800) 15,604
Receive 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 17,500,000 20,404 (4,800) 15,604
Receive 3M TELBOR Qtrly 4.00% Annual 6/16/2027 ILS 400,000 (169) 280 111
Receive 3M TELBOR Qtrly 4.00% Annual 6/16/2027 ILS 400,000 (169) 280 111
Receive 3M TELBOR Qtrly 4.00% Annual 9/18/2030 ILS 3,600,000 (2,022) 6,529 4,507
Receive 3M TELBOR Qtrly 4.00% Annual 9/18/2030 ILS 3,600,000 (2,091) 6,599 4,508
Receive 6M BBR Semi 4.50% Semi 6/08/2045 AUD 100,000 18 517 535
Receive 6M BBR Semi 4.50% Semi 6/08/2045 AUD 1,400,000 245 7,244 7,489
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 300,000 1,921 (611) 1,310

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 300,000 $ 1,916 $ (605) $ 1,311
Receive 6M BUBOR Semi 6.50% Annual 9/15/2027 HUF 643,100,000 (260) 2,320 2,060
Receive 6M BUBOR Semi 6.50% Annual 9/15/2027 HUF 643,200,000 (260) 2,321 2,061
Receive 6M BUBOR Semi 6.50% Annual 9/18/2030 HUF 159,000,000 (2,132) 6,845 4,713
Receive 6M BUBOR Semi 6.50% Annual 9/18/2030 HUF 159,000,000 (2,132) 6,845 4,713
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 19,400,000 358,995 (18,372) 340,623
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 19,400,000 357,595 (17,264) 340,331
Receive 6M EURIBOR Semi 2.50% Annual 6/16/2055 EUR 12,400,000 396,165 (48,370) 347,795
Receive 6M EURIBOR Semi 2.50% Annual 6/16/2055 EUR 12,400,000 396,165 (48,370) 347,795
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 3,200,000 101,468 (11,448) 90,020
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 3,100,000 98,297 (11,091) 87,206
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 368,200,000 56,047 148,382 204,429
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 368,200,000 55,908 148,521 204,429
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 1,039,900,000 358,192 23,888 382,080
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 1,039,900,000 358,192 23,888 382,080
Receive 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 21,800,000 (4,743) 11,790 7,047
Receive 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 21,800,000 (4,743) 11,790 7,047
Receive 6M NIBOR Semi 4.00% Annual 6/20/2035 NOK 60,000,000 26,541 18,011 44,552
Receive 6M NIBOR Semi 4.00% Annual 6/20/2035 NOK 60,100,000 26,846 17,781 44,627
Receive 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 1,800,000 1,641 (627) 1,014
Receive 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 1,800,000 1,641 (627) 1,014
7,980,128 5,748,608 13,728,736
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 12,200,000 (16,397) (17,725) (34,122)
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 180,100,000 (159,290) (344,415) (503,705)
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 31,200,000 (148,606) 49,262 (99,344)
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 31,200,000 (148,161) 48,817 (99,344)
Pay 1D SOFR Annual 3.50% Annual 9/15/2027 USD 255,000,000 (794,075) 574,043 (220,032)
Pay 1D SOFR Annual 3.50% Annual 9/15/2027 USD 254,900,000 (789,644) 569,745 (219,899)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 8,200,000 (188,420) 45,971 (142,449)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 8,100,000 (186,673) 45,983 (140,690)
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 10,590,200,000 (76,999) (173,952) (250,951)
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 10,590,200,000 (76,998) (173,954) (250,952)
Pay 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 16,508,600,000 (475,151) (95,546) (570,697)
Pay 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 16,508,600,000 (475,152) (95,546) (570,698)
Pay 3M BBR Qtrly 3.50% Qtrly 6/10/2027 AUD 27,500,000 (39,275) 16,299 (22,976)
Pay 3M BBR Qtrly 3.50% Qtrly 6/10/2027 AUD 27,600,000 (39,587) 16,570 (23,017)
Pay 3M BBR Qtrly 3.50% Qtrly 9/09/2027 AUD 242,100,000 (238,589) 136,811 (101,778)
Pay 3M BBR Qtrly 3.50% Qtrly 9/09/2027 AUD 242,100,000 (238,637) 136,921 (101,716)
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 7,900,000 (32,333) (15,958) (48,291)
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 7,900,000 (32,350) (15,942) (48,292)
Pay 3M BBR Qtrly 4.00% Semi 9/12/2035 NZD 400,000 (2,916) (223) (3,139)
Pay 3M BBR Qtrly 4.00% Semi 9/12/2035 NZD 600,000 (3,793) (3,327) (7,120)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/17/2027 KRW 13,650,000,000 1,512 (2,960) (1,448)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/17/2027 KRW 13,650,000,000 1,512 (2,960) (1,448)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 8,550,000,000 (19,239) 5,422 (13,817)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 8,550,000,000 (19,239) 5,422 (13,817)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 20,700,000 (80,912) 9,715 (71,197)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 20,800,000 (81,298) 9,752 (71,546)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 45,600,000 (159,109) 17,007 (142,102)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 45,600,000 (159,282) 17,217 (142,065)
Pay 6M EURIBOR Semi 2.50% Annual 6/20/2035 EUR 4,700,000 (95,379) 21,066 (74,313)
Pay 6M EURIBOR Semi 2.50% Annual 6/20/2035 EUR 4,800,000 (96,957) 21,399 (75,558)
Pay 6M NIBOR Semi 4.00% Annual 6/19/2030 NOK 103,800,000 (8,071) (43,415) (51,486)
Pay 6M NIBOR Semi 4.00% Annual 6/19/2030 NOK 103,700,000 (8,223) (43,213) (51,436)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 45,600,000 (9,105) 2,627 (6,478)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 45,600,000 (9,118) 2,640 (6,478)
Pay 6M WIBOR Semi 4.50% Annual 9/15/2027 PLN 10,900,000 (11,020) 10,929 (91)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M WIBOR Semi 4.50% Annual 9/15/2027 PLN 10,900,000 $ (10,903) $ 10,812 $ (91)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 11,000,000 (39,291) 29,408 (9,883)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 10,800,000 (38,577) 28,874 (9,703)
Pay 6M WIBOR Semi 4.50% Annual 9/18/2030 PLN 4,300,000 (14,134) 13,127 (1,007)
Pay 6M WIBOR Semi 4.50% Annual 9/18/2030 PLN 4,200,000 (13,800) 12,816 (984)
Receive 1D CORRA Semi 2.50% Semi 6/19/2030 CAD 82,800,000 84,050 (343,172) (259,122)
Receive 1D CORRA Semi 2.50% Semi 6/19/2030 CAD 82,800,000 (9,554) (249,568) (259,122)
Receive 1D SOFR Annual 4.00% Annual 9/18/2030 USD 17,700,000 (230,132) (85,018) (315,150)
Receive 1D SOFR Annual 4.00% Annual 9/18/2030 USD 17,800,000 (231,886) (85,010) (316,896)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 5,200,000 (14,041) (181,998) (196,039)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 5,300,000 (14,555) (185,254) (199,809)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 9,100,000 (354,088) 129 (353,959)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 9,100,000 (356,029) 2,069 (353,960)
Receive 1D SONIA Annual 4.50% Annual 6/16/2055 GBP 700,000 (3,311) (8,217) (11,528)
Receive 1D SONIA Annual 4.50% Annual 6/16/2055 GBP 800,000 (3,784) (9,390) (13,174)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 8,300,000 (35,160) (100,486) (135,646)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 8,300,000 (35,160) (100,486) (135,646)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 49,387,500,000 (1,593,751) 1,006,456 (587,295)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 49,387,600,000 (1,494,590) 907,293 (587,297)
Receive 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 104,212,900,000 (482,878) 40,601 (442,277)
Receive 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 104,212,900,000 (482,879) 40,602 (442,277)
Receive 1D TONAR Annual 1.50% Annual 6/20/2035 JPY 4,067,000,000 (298,686) (106,667) (405,353)
Receive 1D TONAR Annual 1.50% Annual 6/20/2035 JPY 4,067,100,000 (298,695) (106,667) (405,362)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 4,957,800,000 (466,058) 76,039 (390,019)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 4,957,700,000 (466,055) 76,044 (390,011)
Receive 3M BBR Qtrly 4.00% Semi 9/11/2030 NZD 38,700,000 (250,380) (8,942) (259,322)
Receive 3M STIBOR Qtrly 3.00% Annual 6/20/2035 SEK 60,100,000 (25,500) (14,273) (39,773)
Receive 3M STIBOR Qtrly 3.00% Annual 6/20/2035 SEK 60,200,000 (25,562) (14,277) (39,839)
Receive 3M STIBOR Qtrly 3.00% Annual 9/19/2035 SEK 35,800,000 1,907 (18,316) (16,409)
Receive 3M STIBOR Qtrly 3.00% Annual 9/19/2035 SEK 35,800,000 1,907 (18,316) (16,409)
Receive 3M TELBOR Qtrly 4.00% Annual 9/15/2027 ILS 13,500,000 (11,794) 11,386 (408)
Receive 3M TELBOR Qtrly 4.00% Annual 9/15/2027 ILS 13,400,000 (11,781) 11,375 (406)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2027 TWD 385,900,000 (39,177) (26,867) (66,044)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2027 TWD 385,900,000 (39,177) (26,867) (66,044)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2030 TWD 128,000,000 (6,358) (31,066) (37,424)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2030 TWD 128,000,000 (6,358) (31,066) (37,424)
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 14,800,000 48,540 (65,118) (16,578)
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 26,100,000 67,366 (96,602) (29,236)
(12,117,288) 1,087,870 (11,029,418)
$ (4,137,160) $ 6,836,478 $ 2,699,318
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.77%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.92%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.97%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 9.05%

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 7.20%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.41%
1 Day Singapore Overnight Rate Average (“SORA”): 2.14%
1 Day Sterling Overnight Index Average (“SONIA”): 4.46%
1 Day Swiss Average Rate Overnight (“SARON”): 0.21%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.25%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.13%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 3.88%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.56%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.84%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.36%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
3 Month Tel Aviv Interbank Offer Rate (“TELBOR”): 4.49%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.30%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.53%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.34%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.67%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.61%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.66%
Total return swap contracts outstanding as of March 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 04/17/2025 EUR (4,138,942) $ 113,235
Total unrealized appreciation 113,235
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 04/29/2025 HKD 331,389,100 (864,860)
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 04/16/2025 BRL (72,564,582) (613,531)
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 06/12/2025 KRW 68,095,200,000 (656,279)
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 06/20/2025 CHF 62,265,220 (2,160,955)
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/16/2025 TWD 41,528,000 (72,730)
Total unrealized depreciation (4,368,355)
Net unrealized depreciation $ (4,255,120)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 179 4/2025 USD $ 13,383,830 $ 448,001
EURO STOXX 50 Volatility Index 213 4/2025 EUR 483,665 28,127
Hang Seng Index 212 4/2025 HKD 31,551,600 (531,895)
IBEX 35 Index 194 4/2025 EUR 27,522,322 (309,185)
IFSC NIFTY 50 Index 127 4/2025 USD 5,935,599 (42,302)
LME Aluminum Base Metal 27 4/2025 USD 1,698,401 13,289
LME Aluminum Base Metal 61 4/2025 USD 3,844,754 (127,208)
LME Aluminum Base Metal 66 4/2025 USD 4,158,660 (153,942)
LME Copper Base Metal 1 4/2025 USD 241,956 11,261
LME Copper Base Metal 6 4/2025 USD 1,451,885 85,032
LME Copper Base Metal 13 4/2025 USD 3,142,158 191,551
LME Copper Base Metal 29 4/2025 USD 7,009,068 469,129
LME Copper Base Metal 44 4/2025 USD 10,643,854 567,007
LME Copper Base Metal 56 4/2025 USD 13,547,758 779,838
LME Copper Base Metal 63 4/2025 USD 15,243,213 773,924
LME Copper Base Metal 91 4/2025 USD 22,016,837 1,511,985
LME Lead Base Metal 1 4/2025 USD 49,813 848
LME Lead Base Metal 2 4/2025 USD 99,595 1,240
LME Lead Base Metal 3 4/2025 USD 149,561 4,053
LME Lead Base Metal 6 4/2025 USD 299,067 7,895
LME Lead Base Metal 7 4/2025 USD 348,532 5,128
LME Lead Base Metal 8 4/2025 USD 397,870 12,449
LME Lead Base Metal 9 4/2025 USD 447,503 6,479
LME Lead Base Metal 10 4/2025 USD 496,288 15,761
LME Lead Base Metal 13 4/2025 USD 646,149 14,035
LME Nickel Base Metal 11 4/2025 USD 1,038,678 (17,608)
LME Nickel Base Metal 12 4/2025 USD 1,135,426 23,408
LME Nickel Base Metal 22 4/2025 USD 2,076,657 (17,765)
LME Nickel Base Metal 23 4/2025 USD 2,175,861 6,198
LME Nickel Base Metal 29 4/2025 USD 2,737,866 (31,253)
LME Nickel Base Metal 33 4/2025 USD 3,114,469 (13,442)
LME Nickel Base Metal 40 4/2025 USD 3,771,986 75,627
LME Nickel Base Metal 41 4/2025 USD 3,865,644 64,821
LME Nickel Base Metal 45 4/2025 USD 4,242,075 124,306
LME Nickel Base Metal 49 4/2025 USD 4,631,579 35,571
LME Zinc Base Metal 6 4/2025 USD 426,116 (6,799)
LME Zinc Base Metal 9 4/2025 USD 639,347 (18,904)
LME Zinc Base Metal 19 4/2025 USD 1,348,449 (2,598)
LME Zinc Base Metal 34 4/2025 USD 2,417,009 34,232
LME Zinc Base Metal 37 4/2025 USD 2,625,566 (9,499)
LME Zinc Base Metal 54 4/2025 USD 3,837,200 12,257
LME Zinc Base Metal 64 4/2025 USD 4,540,912 (56,879)
LME Zinc Base Metal 73 4/2025 USD 5,182,599 (33,108)
LME Zinc Base Metal 82 4/2025 USD 5,828,048 138,555
MSCI Singapore Index 719 4/2025 SGD 20,857,449 (313,473)
Natural Gas 5 4/2025 GBP 195,736 (14,013)
Natural Gas 40 4/2025 EUR 1,308,643 (41,140)
Natural Gas 259 4/2025 USD 10,668,210 (724,394)
NY Harbor ULSD 84 4/2025 USD 8,041,723 100,360
RBOB Gasoline 20 4/2025 USD 1,924,188 92,111
SGX FTSE China A50 Index 3,776 4/2025 USD 50,349,184 (522,671)
SGX FTSE Taiwan Index 68 4/2025 USD 4,726,680 (101,320)
Sugar No. 11 391 4/2025 USD 8,259,171 (102,917)
WTI Crude Oil 412 4/2025 USD 29,449,760 1,060,709

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
CBOE Volatility Index 98 5/2025 USD $ 2,007,746 $ 119,347
Cocoa 35 5/2025 USD 2,765,700 (923,091)
Cocoa 189 5/2025 GBP 15,131,844 (5,388,990)
Coffee 'C' 221 5/2025 USD 31,471,781 (1,486,201)
Copper 906 5/2025 USD 114,020,100 8,696,649
Corn 116 5/2025 USD 2,652,050 (264,557)
Ethanol 35 5/2025 USD 2,601,900 (81,103)
EURO STOXX 50 Volatility Index 43 5/2025 EUR 97,409 4,817
Fcoj-a 4 5/2025 USD 146,130 (70,096)
Feeder Cattle 33 5/2025 USD 4,694,250 75,303
Italian Base Electricity 5 5/2025 EUR 430,200 (4,425)
LME Aluminum Base Metal 54 5/2025 USD 3,407,738 (132,211)
LME Aluminum Base Metal 54 5/2025 USD 3,411,005 (125,157)
LME Aluminum Base Metal 67 5/2025 USD 4,236,779 (299,657)
LME Aluminum Base Metal 67 5/2025 USD 4,236,779 (266,157)
LME Aluminum Base Metal 69 5/2025 USD 4,352,900 (224,794)
LME Aluminum Base Metal 97 5/2025 USD 6,119,973 (300,184)
LME Copper Base Metal 1 5/2025 USD 242,229 6,407
LME Copper Base Metal 2 5/2025 USD 484,112 34,322
LME Copper Base Metal 2 5/2025 USD 484,412 27,003
LME Copper Base Metal 6 5/2025 USD 1,453,653 40,168
LME Copper Base Metal 17 5/2025 USD 4,120,150 81,874
LME Copper Base Metal 20 5/2025 USD 4,848,235 84,236
LME Copper Base Metal 37 5/2025 USD 8,966,765 274,576
LME Copper Base Metal 42 5/2025 USD 10,178,144 359,790
LME Copper Base Metal 43 5/2025 USD 10,423,705 231,014
LME Copper Base Metal 69 5/2025 USD 16,721,236 428,775
LME Lead Base Metal 11 5/2025 USD 550,149 (785)
LME Lead Base Metal 14 5/2025 USD 699,006 (3,131)
LME Lead Base Metal 26 5/2025 USD 1,299,376 6,458
LME Lead Base Metal 29 5/2025 USD 1,447,673 8,396
LME Lead Base Metal 37 5/2025 USD 1,853,737 10,593
LME Nickel Base Metal 10 5/2025 USD 948,082 24,862
LME Nickel Base Metal 11 5/2025 USD 1,042,230 566
LME Nickel Base Metal 16 5/2025 USD 1,520,064 36,696
LME Nickel Base Metal 23 5/2025 USD 2,182,796 42,347
LME Nickel Base Metal 29 5/2025 USD 2,745,348 117,861
LME Nickel Base Metal 33 5/2025 USD 3,132,431 66,501
LME Nickel Base Metal 36 5/2025 USD 3,418,181 53,873
LME Nickel Base Metal 48 5/2025 USD 4,547,134 159,011
LME Zinc Base Metal 1 5/2025 USD 71,220 (695)
LME Zinc Base Metal 7 5/2025 USD 498,335 (2,677)
LME Zinc Base Metal 9 5/2025 USD 640,980 2,572
LME Zinc Base Metal 19 5/2025 USD 1,353,826 11,339
LME Zinc Base Metal 68 5/2025 USD 4,836,007 158,525
LME Zinc Base Metal 72 5/2025 USD 5,127,840 5,536
LME Zinc Base Metal 76 5/2025 USD 5,412,720 (65,587)
LME Zinc Base Metal 93 5/2025 USD 6,619,391 131,697
LME Zinc Base Metal 93 5/2025 USD 6,623,460 (119,318)
LNG Japan/Korea Marker 1 5/2025 USD 128,370 (5,463)
Low Sulphur Gasoil 254 5/2025 USD 17,322,800 243,113
Mont Belvieu Propane 70 5/2025 USD 2,513,700 113,630
Phelix De Base Electricity 11 5/2025 EUR 610,783 (27,893)
SGX Iron Ore 467 5/2025 USD 4,716,233 13,579
Wheat 422 5/2025 USD 11,330,700 (410,347)
90-Day New Zealand Bill 79 6/2025 NZD 44,481,530 (2,425)
Australia 10 Year Bond 593 6/2025 AUD 41,728,492 51,198

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Australia 3 Year Bond 375 6/2025 AUD $ 24,948,944 $ 38,444
Canada 10 Year Bond 188 6/2025 CAD 16,251,833 130,639
CBOE Volatility Index 99 6/2025 USD 2,018,610 92,172
Crude Oil 59 6/2025 USD 4,377,033 94,445
Crude Palm Oil 125 6/2025 MYR 3,111,972 18,822
DAX Index 37 6/2025 EUR 22,380,531 (1,138,741)
Euro STOXX 50 Index 238 6/2025 EUR 13,353,860 (516,746)
EURO STOXX 50 Volatility Index 26 6/2025 EUR 58,196 1,023
Euro-BTP 6 6/2025 EUR 762,836 1,575
Euro-OAT 134 6/2025 EUR 17,785,763 18,010
FTSE/JSE Top 40 Index 7 6/2025 ZAR 313,788 (1,534)
FTSE/MIB Index 170 6/2025 EUR 34,313,866 (1,290,332)
Italian Base Electricity 2 6/2025 EUR 587,853 (1,417)
KOSPI 200 Index 241 6/2025 KRW 13,658,031 (597,826)
Live Cattle 383 6/2025 USD 31,199,180 991,850
LME Aluminum Base Metal 20 6/2025 USD 1,265,210 (82,650)
LME Aluminum Base Metal 30 6/2025 USD 1,898,618 (59,097)
LME Aluminum Base Metal 30 6/2025 USD 1,899,750 (9,390)
LME Aluminum Base Metal 37 6/2025 USD 2,342,091 (46,007)
LME Aluminum Base Metal 48 6/2025 USD 3,037,188 (94,056)
LME Aluminum Base Metal 51 6/2025 USD 3,224,067 (147,260)
LME Aluminum Base Metal 59 6/2025 USD 3,732,768 (152,909)
LME Aluminum Base Metal 67 6/2025 USD 4,239,509 (309,192)
LME Aluminum Base Metal 68 6/2025 USD 4,296,886 (146,817)
LME Aluminum Base Metal 99 6/2025 USD 6,263,334 (379,562)
LME Aluminum Base Metal 128 6/2025 USD 8,094,400 (410,746)
LME Aluminum Base Metal 395 6/2025 USD 24,986,811 (1,109,170)
LME Copper Base Metal 1 6/2025 USD 242,683 (5,852)
LME Copper Base Metal 1 6/2025 USD 242,714 (3,432)
LME Copper Base Metal 5 6/2025 USD 1,213,319 (14,444)
LME Copper Base Metal 7 6/2025 USD 1,698,253 (53,095)
LME Copper Base Metal 7 6/2025 USD 1,697,553 (44,292)
LME Copper Base Metal 9 6/2025 USD 2,182,493 36,770
LME Copper Base Metal 22 6/2025 USD 5,336,403 (35,780)
LME Copper Base Metal 32 6/2025 USD 7,768,000 (8,559)
LME Copper Base Metal 42 6/2025 USD 10,187,678 (40,483)
LME Copper Base Metal 44 6/2025 USD 10,668,317 353,021
LME Copper Base Metal 462 6/2025 USD 112,119,315 2,228,341
LME Lead Base Metal 3 6/2025 USD 150,683 (3,186)
LME Lead Base Metal 12 6/2025 USD 602,379 (13,360)
LME Lead Base Metal 15 6/2025 USD 753,724 (18,297)
LME Nickel Base Metal 2 6/2025 USD 190,926 (3,840)
LME Nickel Base Metal 3 6/2025 USD 286,362 (4,527)
LME Nickel Base Metal 11 6/2025 USD 1,048,526 (41,261)
LME Nickel Base Metal 15 6/2025 USD 1,430,483 (34,761)
LME Nickel Base Metal 17 6/2025 USD 1,617,822 (12,711)
LME Nickel Base Metal 26 6/2025 USD 2,481,038 (52,324)
LME Nickel Base Metal 31 6/2025 USD 2,958,616 (13,087)
LME Nickel Base Metal 51 6/2025 USD 4,851,630 15,359
LME Nickel Base Metal 65 6/2025 USD 6,208,020 (32,174)
LME Nickel Base Metal 68 6/2025 USD 6,478,106 (327,093)
LME Nickel Base Metal 141 6/2025 USD 13,434,480 (571,433)
LME Nickel Base Metal 276 6/2025 USD 26,312,615 (1,075,190)
LME Zinc Base Metal 8 6/2025 USD 570,200 (22,470)
LME Zinc Base Metal 10 6/2025 USD 713,125 3,268
LME Zinc Base Metal 19 6/2025 USD 1,355,569 (40,859)
LME Zinc Base Metal 25 6/2025 USD 1,781,119 (44,594)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 51 6/2025 USD $ 3,635,344 $ (78,921)
LME Zinc Base Metal 67 6/2025 USD 4,775,425 (161,000)
LME Zinc Base Metal 73 6/2025 USD 5,206,360 (157,681)
LME Zinc Base Metal 634 6/2025 USD 45,236,217 (160,357)
MSCI EAFE Index 57 6/2025 USD 6,886,455 (220,729)
MSCI Emerging Markets Index 1,046 6/2025 USD 58,094,840 (1,763,264)
Phelix De Base Electricity 3 6/2025 EUR 595,851 (25,017)
S&P 500 E-Mini Index 15 6/2025 USD 4,239,938 32,100
S&P/TSX 60 Index 348 6/2025 CAD 72,431,785 246,764
U.S. Treasury 10 Year Note 482 6/2025 USD 53,705,344 219,851
U.S. Treasury 2 Year Note 935 6/2025 USD 193,764,142 49,030
U.S. Treasury 5 Year Note 410 6/2025 USD 44,392,110 168,873
U.S. Treasury Long Bond 333 6/2025 USD 39,189,938 114,022
U.S. Treasury Ultra Bond 269 6/2025 USD 33,053,375 156,927
CBOE Volatility Index 57 7/2025 USD 1,174,297 73,585
Cocoa 22 7/2025 USD 1,735,360 (18,277)
Cocoa 125 7/2025 GBP 9,969,081 (70,087)
Rapeseed 5 7/2025 EUR 131,175 (494)
Robusta Coffee 10 7/2025 USD 529,500 (10,103)
White Sugar 143 7/2025 USD 3,749,460 (30,101)
CBOE Volatility Index 42 8/2025 USD 863,066 17,743
3 Month Euro Euribor 567 9/2025 EUR 150,170,471 8,439
90-Day Australian Bank Bill 94 9/2025 AUD 58,216,260 (997)
90-Day New Zealand Bill 334 9/2025 NZD 188,134,762 15,046
3 Month CORRA 1,345 12/2025 CAD 228,333,623 516,460
3 Month Euro Euribor 690 12/2025 EUR 182,859,049 31,023
3 Month SARON 207 12/2025 CHF 58,438,835 (3,370)
3 Month SOFR 883 12/2025 USD 212,361,500 (66,627)
3 Month SONIA 250 12/2025 GBP 77,476,743 3,549
90-Day Australian Bank Bill 837 12/2025 AUD 518,511,837 3,721
90-Day New Zealand Bill 274 12/2025 NZD 154,349,425 26,951
ECX Emission 55 12/2025 EUR 4,042,873 (802,625)
Italian Base Electricity 3 12/2025 EUR 2,959,869 (91,999)
Phelix De Base Electricity 3 12/2025 EUR 2,421,091 (281,930)
UK Allowances Carbon Dioxide Emissions 28 12/2025 GBP 1,629,775 82,309
3 Month CORRA 1,040 3/2026 CAD 176,690,872 362,122
3 Month Euro Euribor 413 3/2026 EUR 109,455,998 54,020
3 Month SARON 228 3/2026 CHF 64,380,298 (1,302)
3 Month SOFR 1,150 3/2026 USD 277,121,250 59,647
3 Month SONIA 522 3/2026 GBP 161,940,013 (107,388)
90-Day Australian Bank Bill 2,137 3/2026 AUD 1,323,976,287 196,143
90-Day New Zealand Bill 129 3/2026 NZD 72,655,717 8,407
3 Month CORRA 705 6/2026 CAD 119,776,024 77,695
3 Month Euro Euribor 257 6/2026 EUR 68,094,476 60,215
3 Month SARON 228 6/2026 CHF 64,377,077 73,073
3 Month SOFR 1,258 6/2026 USD 303,523,949 216,830
3 Month SONIA 402 6/2026 GBP 124,790,316 (65,349)
90-Day Australian Bank Bill 449 6/2026 AUD 278,184,317 49,105
3 Month CORRA 377 9/2026 CAD 64,037,342 28,244
3 Month Euro Euribor 232 9/2026 EUR 61,436,006 79,232
3 Month SARON 97 9/2026 CHF 27,383,011 36,499
3 Month SOFR 688 9/2026 USD 166,109,000 179,778
3 Month SONIA 365 9/2026 GBP 113,334,108 54,985
3 Month Euro Euribor 232 12/2026 EUR 61,392,105 74,962
3 Month SOFR 246 12/2026 USD 59,405,925 58,472
3 Month SONIA 10 12/2026 GBP 3,105,367 (961)
3 Month Euro Euribor 211 3/2027 EUR 55,792,282 61,502

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SOFR 260 3/2027 USD $ 62,780,250 $ 60,846
3 Month Euro Euribor 14 6/2027 EUR 3,699,019 (2,332)
3 Month SOFR 257 6/2027 USD 62,046,225 63,233
Total of long contracts (445,763)
Short Contracts
CAC 40 10 Euro Index (99) 4/2025 EUR (8,353,545) 159,393
CBOE Volatility Index (114) 4/2025 USD (2,376,159) (171,404)
LME Aluminum Base Metal (27) 4/2025 USD (1,698,401) (25,817)
LME Aluminum Base Metal (61) 4/2025 USD (3,844,754) 112,439
LME Aluminum Base Metal (66) 4/2025 USD (4,158,660) 163,318
LME Copper Base Metal (1) 4/2025 USD (241,956) (11,133)
LME Copper Base Metal (6) 4/2025 USD (1,451,885) (86,225)
LME Copper Base Metal (13) 4/2025 USD (3,142,158) (187,455)
LME Copper Base Metal (29) 4/2025 USD (7,009,068) (504,946)
LME Copper Base Metal (44) 4/2025 USD (10,643,854) (560,278)
LME Copper Base Metal (56) 4/2025 USD (13,547,758) (776,755)
LME Copper Base Metal (63) 4/2025 USD (15,243,213) (746,764)
LME Copper Base Metal (91) 4/2025 USD (22,016,837) (1,526,151)
LME Lead Base Metal (1) 4/2025 USD (49,813) (881)
LME Lead Base Metal (2) 4/2025 USD (99,595) (1,420)
LME Lead Base Metal (3) 4/2025 USD (149,561) (2,690)
LME Lead Base Metal (6) 4/2025 USD (299,067) (8,550)
LME Lead Base Metal (7) 4/2025 USD (348,532) (6,385)
LME Lead Base Metal (8) 4/2025 USD (397,870) (10,936)
LME Lead Base Metal (9) 4/2025 USD (447,503) (7,239)
LME Lead Base Metal (10) 4/2025 USD (496,288) (14,905)
LME Lead Base Metal (13) 4/2025 USD (646,149) (15,615)
LME Nickel Base Metal (11) 4/2025 USD (1,038,678) 15,969
LME Nickel Base Metal (12) 4/2025 USD (1,135,426) (26,661)
LME Nickel Base Metal (22) 4/2025 USD (2,076,657) 18,777
LME Nickel Base Metal (23) 4/2025 USD (2,175,861) (5,190)
LME Nickel Base Metal (29) 4/2025 USD (2,737,866) 29,344
LME Nickel Base Metal (33) 4/2025 USD (3,114,469) 13,784
LME Nickel Base Metal (40) 4/2025 USD (3,771,986) (72,820)
LME Nickel Base Metal (41) 4/2025 USD (3,865,644) (72,144)
LME Nickel Base Metal (45) 4/2025 USD (4,242,075) (147,626)
LME Nickel Base Metal (49) 4/2025 USD (4,631,579) (44,149)
LME Zinc Base Metal (6) 4/2025 USD (426,116) 5,653
LME Zinc Base Metal (9) 4/2025 USD (639,347) 19,652
LME Zinc Base Metal (19) 4/2025 USD (1,348,449) 5,882
LME Zinc Base Metal (34) 4/2025 USD (2,417,009) (41,361)
LME Zinc Base Metal (37) 4/2025 USD (2,625,566) (3,087)
LME Zinc Base Metal (54) 4/2025 USD (3,837,200) (7,073)
LME Zinc Base Metal (64) 4/2025 USD (4,540,912) 104,886
LME Zinc Base Metal (73) 4/2025 USD (5,182,599) 34,858
LME Zinc Base Metal (82) 4/2025 USD (5,828,048) (160,043)
OMXS30 Index (324) 4/2025 SEK (7,979,287) 482,153
Canola (274) 5/2025 CAD (2,332,442) (105,586)
Cotton No. 2 (536) 5/2025 USD (17,910,440) 39,753
French Base Electricity (13) 5/2025 EUR (412,163) 31,215
KC HRW Wheat (497) 5/2025 USD (13,841,450) 613,447
LME Aluminum Base Metal (54) 5/2025 USD (3,411,005) 123,678
LME Aluminum Base Metal (54) 5/2025 USD (3,407,738) 121,860
LME Aluminum Base Metal (67) 5/2025 USD (4,236,779) 274,533
LME Aluminum Base Metal (67) 5/2025 USD (4,236,779) 277,817
LME Aluminum Base Metal (69) 5/2025 USD (4,352,900) 230,101
LME Aluminum Base Metal (97) 5/2025 USD (6,119,973) 289,906

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 5/2025 USD $ (242,229) $ (6,882)
LME Copper Base Metal (2) 5/2025 USD (484,112) (30,624)
LME Copper Base Metal (2) 5/2025 USD (484,412) (26,716)
LME Copper Base Metal (6) 5/2025 USD (1,453,653) (41,344)
LME Copper Base Metal (17) 5/2025 USD (4,120,150) (83,969)
LME Copper Base Metal (20) 5/2025 USD (4,848,235) (106,788)
LME Copper Base Metal (37) 5/2025 USD (8,966,765) (280,200)
LME Copper Base Metal (42) 5/2025 USD (10,178,144) (352,429)
LME Copper Base Metal (43) 5/2025 USD (10,423,705) (212,818)
LME Copper Base Metal (69) 5/2025 USD (16,721,236) (408,080)
LME Lead Base Metal (11) 5/2025 USD (550,149) (315)
LME Lead Base Metal (14) 5/2025 USD (699,006) 4,381
LME Lead Base Metal (26) 5/2025 USD (1,299,376) (10,378)
LME Lead Base Metal (29) 5/2025 USD (1,447,673) (9,997)
LME Lead Base Metal (37) 5/2025 USD (1,853,737) (11,697)
LME Nickel Base Metal (10) 5/2025 USD (948,082) (24,694)
LME Nickel Base Metal (11) 5/2025 USD (1,042,230) 1,725
LME Nickel Base Metal (16) 5/2025 USD (1,520,064) (36,647)
LME Nickel Base Metal (23) 5/2025 USD (2,182,796) (63,978)
LME Nickel Base Metal (29) 5/2025 USD (2,745,348) (117,570)
LME Nickel Base Metal (33) 5/2025 USD (3,132,431) (61,620)
LME Nickel Base Metal (36) 5/2025 USD (3,418,181) (61,968)
LME Nickel Base Metal (48) 5/2025 USD (4,547,134) (144,998)
LME Zinc Base Metal (1) 5/2025 USD (71,220) 486
LME Zinc Base Metal (7) 5/2025 USD (498,335) 3,019
LME Zinc Base Metal (9) 5/2025 USD (640,980) (2,645)
LME Zinc Base Metal (19) 5/2025 USD (1,353,826) (13,089)
LME Zinc Base Metal (68) 5/2025 USD (4,836,007) (182,260)
LME Zinc Base Metal (72) 5/2025 USD (5,127,840) (12,090)
LME Zinc Base Metal (76) 5/2025 USD (5,412,720) 58,686
LME Zinc Base Metal (93) 5/2025 USD (6,623,460) 126,220
LME Zinc Base Metal (93) 5/2025 USD (6,619,391) (119,763)
Milling Wheat No. 2 (443) 5/2025 EUR (5,275,163) 309,120
Red Wheat (192) 5/2025 USD (5,683,200) 353,529
Silver (30) 5/2025 USD (5,191,650) (91,251)
Soybean (2,395) 5/2025 USD (121,516,313) 5,079,634
Soybean Meal (707) 5/2025 USD (20,693,890) 516,470
Soybean Oil (317) 5/2025 USD (8,538,078) 128
100 oz Gold (52) 6/2025 USD (16,381,560) (419,140)
DJIA CBOT E-Mini Index (100) 6/2025 USD (21,129,500) 62,154
Euro-Bobl (46) 6/2025 EUR (5,856,861) (32,382)
Euro-Bund (105) 6/2025 EUR (14,620,095) (3,804)
Euro-Buxl (100) 6/2025 EUR (12,878,283) (61,894)
Euro-Schatz (240) 6/2025 EUR (27,750,916) (30,460)
French Base Electricity (3) 6/2025 EUR (394,011) 28,271
FTSE 100 Index (31) 6/2025 GBP (3,440,602) 42,812
Japan 10 Year Bond (318) 6/2025 JPY (293,194,346) (1,172,500)
Lean Hogs (83) 6/2025 USD (3,163,130) 67,383
LME Aluminum Base Metal (20) 6/2025 USD (1,265,210) 80,773
LME Aluminum Base Metal (30) 6/2025 USD (1,898,618) 60,881
LME Aluminum Base Metal (30) 6/2025 USD (1,899,750) 3,079
LME Aluminum Base Metal (37) 6/2025 USD (2,342,091) 37,065
LME Aluminum Base Metal (48) 6/2025 USD (3,037,188) 101,047
LME Aluminum Base Metal (51) 6/2025 USD (3,224,067) 150,293
LME Aluminum Base Metal (59) 6/2025 USD (3,732,768) 137,788
LME Aluminum Base Metal (67) 6/2025 USD (4,239,509) 300,776
LME Aluminum Base Metal (68) 6/2025 USD (4,296,886) 150,264

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (99) 6/2025 USD $ (6,263,334) $ 384,441
LME Aluminum Base Metal (128) 6/2025 USD (8,094,400) 388,539
LME Aluminum Base Metal (567) 6/2025 USD (35,867,144) 1,696,812
LME Copper Base Metal (1) 6/2025 USD (242,683) 5,940
LME Copper Base Metal (1) 6/2025 USD (242,714) 3,021
LME Copper Base Metal (5) 6/2025 USD (1,213,319) 14,832
LME Copper Base Metal (7) 6/2025 USD (1,697,553) 47,179
LME Copper Base Metal (7) 6/2025 USD (1,698,253) 53,094
LME Copper Base Metal (9) 6/2025 USD (2,182,493) (35,492)
LME Copper Base Metal (22) 6/2025 USD (5,336,403) 38,756
LME Copper Base Metal (32) 6/2025 USD (7,768,000) (3,684)
LME Copper Base Metal (42) 6/2025 USD (10,187,678) 61,413
LME Copper Base Metal (44) 6/2025 USD (10,668,317) (366,383)
LME Copper Base Metal (96) 6/2025 USD (23,297,520) 187,143
LME Lead Base Metal (3) 6/2025 USD (150,683) 3,809
LME Lead Base Metal (12) 6/2025 USD (602,379) 14,664
LME Lead Base Metal (100) 6/2025 USD (5,024,825) (11,963)
LME Nickel Base Metal (2) 6/2025 USD (190,926) 3,389
LME Nickel Base Metal (3) 6/2025 USD (286,362) 5,167
LME Nickel Base Metal (11) 6/2025 USD (1,048,526) 46,711
LME Nickel Base Metal (15) 6/2025 USD (1,430,483) 30,616
LME Nickel Base Metal (17) 6/2025 USD (1,617,822) 26,163
LME Nickel Base Metal (26) 6/2025 USD (2,481,038) 31,135
LME Nickel Base Metal (31) 6/2025 USD (2,958,616) 32,813
LME Nickel Base Metal (51) 6/2025 USD (4,851,630) (49,724)
LME Nickel Base Metal (65) 6/2025 USD (6,208,020) 25,433
LME Nickel Base Metal (68) 6/2025 USD (6,478,106) 351,611
LME Nickel Base Metal (141) 6/2025 USD (13,434,480) 537,148
LME Nickel Base Metal (393) 6/2025 USD (37,466,875) (121,737)
LME Zinc Base Metal (8) 6/2025 USD (570,200) 22,776
LME Zinc Base Metal (10) 6/2025 USD (713,125) (6,025)
LME Zinc Base Metal (19) 6/2025 USD (1,355,569) 27,849
LME Zinc Base Metal (25) 6/2025 USD (1,781,119) 50,682
LME Zinc Base Metal (51) 6/2025 USD (3,635,344) 83,961
LME Zinc Base Metal (67) 6/2025 USD (4,775,425) 166,581
LME Zinc Base Metal (67) 6/2025 USD (4,780,484) 158,054
LME Zinc Base Metal (73) 6/2025 USD (5,206,360) 166,222
Long Gilt (179) 6/2025 GBP (21,186,986) 205,880
NASDAQ 100 E-Mini Index (5) 6/2025 USD (1,943,950) 58,586
Nikkei 225 Index (335) 6/2025 JPY (79,645,976) 2,304,648
Palladium (67) 6/2025 USD (6,704,690) (539,126)
Russell 2000 E-Mini Index (85) 6/2025 USD (8,615,175) (60,693)
S&P Midcap 400 E-Mini Index (56) 6/2025 USD (16,456,160) 165,271
SPI 200 Index (39) 6/2025 AUD (4,798,895) 52,107
TOPIX Index (228) 6/2025 JPY (40,465,098) 171,168
Aluminum (15) 7/2025 USD (932,906) 70,397
Platinum (660) 7/2025 USD (33,907,500) (1,058,919)
Milling Wheat No. 2 (72) 9/2025 EUR (849,577) (873)
French Base Electricity (3) 12/2025 EUR (1,772,909) 50,986
3 Month SONIA (30) 3/2027 GBP (9,315,617) (1,561)
3 Month SONIA (68) 6/2027 GBP (21,112,104) (2,642)
3 Month SOFR (237) 9/2027 USD (57,199,950) (79,142)
3 Month SONIA (164) 9/2027 GBP (50,909,482) (34,980)
Total of short contracts 6,630,176
Net unrealized appreciation $ 6,184,413

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 5,072,625 USD 3,157,527 CITI 6/18/2025 $ 14,139
AUD 5,072,625 USD 3,157,511 JPMC 6/18/2025 14,155
BRL 90,749,836 USD 15,405,685 CITI
**
6/18/2025 237,554
BRL 90,749,836 USD 15,405,608 JPMC
**
6/18/2025 237,631
CAD 8,101,000 USD 5,644,392 CITI 6/18/2025 6,830
CAD 8,101,000 USD 5,644,364 JPMC 6/18/2025 6,858
CHF 4,008,769 USD 4,523,469 CITI 6/18/2025 49,735
CHF 4,008,771 USD 4,523,449 JPMC 6/18/2025 49,758
CLP 3,205,397,998 USD 3,359,597 CITI
**
6/18/2025 14,203
CLP 3,205,397,998 USD 3,359,580 JPMC
**
6/18/2025 14,220
CZK 864,515,436 USD 36,334,015 CITI 6/18/2025 1,183,204
CZK 864,515,436 USD 36,333,834 JPMC 6/18/2025 1,183,385
EUR 4,950,000 USD 5,361,889 CITI 6/18/2025 13,991
EUR 4,950,000 USD 5,361,862 JPMC 6/18/2025 14,018
GBP 45,756,000 USD 58,117,978 CITI 6/18/2025 983,037
GBP 45,756,000 USD 58,117,687 JPMC 6/18/2025 983,328
HUF 9,967,811,355 USD 25,906,160 CITI 6/18/2025 743,651
HUF 9,967,811,355 USD 25,906,030 JPMC 6/18/2025 743,780
INR 1,110,000,000 USD 12,704,849 CITI
**
6/18/2025 207,719
INR 1,110,000,000 USD 12,704,785 JPMC
**
6/18/2025 207,782
NOK 555,974,043 USD 51,451,990 CITI 6/18/2025 1,392,567
NOK 555,974,043 USD 51,451,733 JPMC 6/18/2025 1,392,825
PEN 24,138,118 USD 6,535,704 CITI
**
6/18/2025 21,757
PEN 24,138,118 USD 6,535,671 JPMC
**
6/18/2025 21,789
PHP 755,000,000 USD 13,131,169 CITI
**
6/18/2025 30,855
PHP 755,000,000 USD 13,131,104 JPMC
**
6/18/2025 30,921
PLN 56,565,000 USD 14,164,521 CITI 6/18/2025 397,354
PLN 56,565,000 USD 14,164,450 JPMC 6/18/2025 397,424
SEK 529,000,000 USD 52,111,930 CITI 6/18/2025 758,782
SEK 529,000,000 USD 52,111,669 JPMC 6/18/2025 759,042
SGD 4,108,400 USD 3,062,880 CITI 6/18/2025 7,427
SGD 4,108,400 USD 3,062,865 JPMC 6/18/2025 7,442
USD 121,836,438 AUD 193,287,842 CITI 6/18/2025 982,931
USD 121,837,047 AUD 193,287,842 JPMC 6/18/2025 983,541
USD 12,312,100 CAD 17,611,000 CITI 6/18/2025 26,746
USD 12,312,162 CAD 17,611,000 JPMC 6/18/2025 26,807
USD 4,159,667 CHF 3,625,329 CITI 6/18/2025 23,891
USD 4,159,688 CHF 3,625,329 JPMC 6/18/2025 23,911
USD 33,756,195 CNY 243,293,338 CITI
**
6/18/2025 92,735
USD 33,756,364 CNY 243,293,338 JPMC
**
6/18/2025 92,903
USD 21,787,985 CZK 499,500,000 CITI 6/18/2025 111,275
USD 21,788,094 CZK 499,500,000 JPMC 6/18/2025 111,384
USD 104,448,271 EUR 95,477,000 CITI 6/18/2025 756,777
USD 104,448,793 EUR 95,477,000 JPMC 6/18/2025 757,299
USD 14,450,701 GBP 11,157,000 CITI 6/18/2025 39,694
USD 14,450,773 GBP 11,157,000 JPMC 6/18/2025 39,766
USD 3,049,638 HKD 23,668,500 CITI 6/18/2025 2,500
USD 3,049,653 HKD 23,668,500 JPMC 6/18/2025 2,515
USD 12,308,271 IDR 202,500,451,644 CITI
**
6/18/2025 198,136
USD 12,308,332 IDR 202,500,451,644 JPMC
**
6/18/2025 198,198
USD 11,120,006 ILS 40,186,000 CITI 6/18/2025 292,459
USD 11,120,062 ILS 40,186,000 JPMC 6/18/2025 292,515
USD 28,858,965 JPY 4,270,000,000 CITI 6/18/2025 141,606
USD 28,859,110 JPY 4,270,000,000 JPMC 6/18/2025 141,750
USD 68,374,749 KRW 98,373,314,685 CITI
**
6/18/2025 1,363,733

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 68,375,091 KRW 98,373,314,685 JPMC
**
6/18/2025 $ 1,364,075
USD 10,351,334 MXN 213,735,969 CITI 6/18/2025 14,681
USD 10,351,385 MXN 213,735,969 JPMC 6/18/2025 14,733
USD 130,263,196 NZD 226,773,133 CITI 6/18/2025 1,264,924
USD 130,263,847 NZD 226,773,133 JPMC 6/18/2025 1,265,576
USD 20,695,339 SGD 27,525,180 CITI 6/18/2025 125,107
USD 20,695,443 SGD 27,525,180 JPMC 6/18/2025 125,210
USD 11,740,550 THB 392,395,090 CITI 6/18/2025 110,142
USD 11,740,608 THB 392,395,090 JPMC 6/18/2025 110,201
USD 33,144,765 TWD 1,082,447,855 CITI
**
6/18/2025 418,897
USD 33,158,833 TWD 1,082,447,855 JPMC
**
6/18/2025 432,965
USD 10,457,004 ZAR 192,000,000 CITI 6/18/2025 50,642
USD 10,457,056 ZAR 192,000,000 JPMC 6/18/2025 50,694
ZAR 1,849,386,943 USD 99,557,748 CITI 6/18/2025 678,660
ZAR 1,849,386,943 USD 99,557,250 JPMC 6/18/2025 679,158
Total unrealized appreciation 25,535,900
AUD 8,454,375 USD 5,331,448 CITI 6/18/2025 (45,338)
AUD 8,454,375 USD 5,331,421 JPMC 6/18/2025 (45,311)
CAD 25,565,500 USD 17,939,392 CITI 6/18/2025 (105,013)
CAD 25,565,500 USD 17,939,302 JPMC 6/18/2025 (104,924)
CHF 18,585,230 USD 21,293,554 CITI 6/18/2025 (91,519)
CHF 18,585,230 USD 21,293,448 JPMC 6/18/2025 (91,413)
CLP 23,543,183,985 USD 25,208,818 CITI
**
6/18/2025 (428,746)
CLP 23,543,183,985 USD 25,208,692 JPMC
**
6/18/2025 (428,623)
CNY 147,908,500 USD 20,518,791 CITI
**
6/18/2025 (53,323)
CNY 147,908,500 USD 20,518,688 JPMC
**
6/18/2025 (53,220)
COP 63,758,711,188 USD 15,270,335 CITI
**
6/18/2025 (183,684)
COP 63,758,711,188 USD 15,270,258 JPMC
**
6/18/2025 (183,609)
CZK 879,663,878 USD 38,252,645 CITI 6/18/2025 (78,031)
CZK 879,663,878 USD 38,252,454 JPMC 6/18/2025 (77,841)
EUR 55,155,500 USD 60,138,264 CITI 6/18/2025 (237,385)
EUR 55,155,500 USD 60,137,963 JPMC 6/18/2025 (237,084)
GBP 13,094,500 USD 16,977,479 CITI 6/18/2025 (63,889)
GBP 13,094,500 USD 16,977,394 JPMC 6/18/2025 (63,803)
HUF 4,925,000,000 USD 13,298,316 CITI 6/18/2025 (130,900)
HUF 4,925,000,000 USD 13,298,250 JPMC 6/18/2025 (130,833)
IDR 46,000,000,000 USD 2,759,820 CITI
**
6/18/2025 (8,882)
IDR 46,000,000,000 USD 2,759,806 JPMC
**
6/18/2025 (8,868)
ILS 107,268,750 USD 29,989,114 CITI 6/18/2025 (1,087,074)
ILS 107,268,750 USD 29,988,964 JPMC 6/18/2025 (1,086,924)
JPY 45,545,061,435 USD 309,063,918 CITI 6/18/2025 (2,756,209)
JPY 45,545,061,435 USD 309,062,373 JPMC 6/18/2025 (2,754,664)
KRW 32,550,000,000 USD 22,539,821 CITI
**
6/18/2025 (367,055)
KRW 32,550,000,000 USD 22,539,708 JPMC
**
6/18/2025 (366,942)
MXN 395,000,000 USD 19,415,247 CITI 6/18/2025 (312,344)
MXN 395,000,000 USD 19,415,150 JPMC 6/18/2025 (312,246)
NOK 336,344,407 USD 32,028,997 CITI 6/18/2025 (59,930)
NOK 336,344,407 USD 32,028,837 JPMC 6/18/2025 (59,769)
NZD 227,450,000 USD 131,017,979 CITI 6/18/2025 (1,634,676)
NZD 227,450,000 USD 131,017,324 JPMC 6/18/2025 (1,634,020)
PEN 24,769,496 USD 6,766,553 CITI
**
6/18/2025 (37,570)
PEN 24,769,496 USD 6,766,520 JPMC
**
6/18/2025 (37,536)
PLN 102,791,000 USD 26,610,139 CITI 6/18/2025 (148,021)
PLN 102,791,000 USD 26,610,006 JPMC 6/18/2025 (147,888)
SEK 147,000,000 USD 14,740,214 CITI 6/18/2025 (48,352)
SEK 147,000,000 USD 14,740,140 JPMC 6/18/2025 (48,278)
SGD 32,263,750 USD 24,246,520 CITI 6/18/2025 (135,040)
SGD 32,263,751 USD 24,246,400 JPMC 6/18/2025 (134,918)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
TWD 394,000,000 USD 12,067,491 CITI
**
6/18/2025 $ (155,607)
TWD 394,000,000 USD 12,067,430 JPMC
**
6/18/2025 (155,547)
USD 21,223,042 AUD 34,131,614 CITI 6/18/2025 (117,800)
USD 21,223,148 AUD 34,131,614 JPMC 6/18/2025 (117,693)
USD 100,511,729 CAD 144,274,065 CITI 6/18/2025 (133,213)
USD 100,512,232 CAD 144,274,065 JPMC 6/18/2025 (132,710)
USD 11,589,534 CHF 10,265,324 CITI 6/18/2025 (121,150)
USD 11,589,595 CHF 10,265,326 JPMC 6/18/2025 (121,092)
USD 8,497,143 CNY 61,597,954 CITI
**
6/18/2025 (25,903)
USD 8,497,186 CNY 61,597,954 JPMC
**
6/18/2025 (25,861)
USD 147,939,634 EUR 138,583,980 CITI 6/18/2025 (2,567,608)
USD 147,940,373 EUR 138,583,980 JPMC 6/18/2025 (2,566,869)
USD 8,678,012 GBP 6,722,000 CITI 6/18/2025 (4,500)
USD 8,678,055 GBP 6,722,000 JPMC 6/18/2025 (4,457)
USD 86,680,827 INR 7,605,193,534 CITI
**
6/18/2025 (1,789,963)
USD 86,681,261 INR 7,605,193,534 JPMC
**
6/18/2025 (1,789,530)
USD 32,538,403 JPY 4,850,000,000 CITI 6/18/2025 (79,676)
USD 32,538,565 JPY 4,850,000,000 JPMC 6/18/2025 (79,513)
USD 30,862,879 MXN 641,207,907 CITI 6/18/2025 (147,078)
USD 30,863,034 MXN 641,207,907 JPMC 6/18/2025 (146,924)
USD 53,638,996 NZD 95,142,788 CITI 6/18/2025 (482,297)
USD 53,639,264 NZD 95,142,788 JPMC 6/18/2025 (482,029)
USD 2,792,404 PHP 162,043,214 CITI
**
6/18/2025 (32,519)
USD 2,792,418 PHP 162,043,214 JPMC
**
6/18/2025 (32,505)
USD 2,992,843 PLN 11,937,386 CITI 6/18/2025 (80,272)
USD 2,992,858 PLN 11,937,386 JPMC 6/18/2025 (80,257)
USD 3,048,606 SEK 32,125,000 CITI 6/18/2025 (162,115)
USD 3,048,621 SEK 32,125,000 JPMC 6/18/2025 (162,100)
USD 208,232 SGD 279,320 CITI 6/18/2025 (511)
USD 208,233 SGD 279,320 JPMC 6/18/2025 (510)
USD 6,128,865 THB 208,298,363 CITI 6/18/2025 (45,001)
USD 6,128,896 THB 208,298,363 JPMC 6/18/2025 (44,970)
ZAR 892,271,361 USD 48,641,953 CITI 6/18/2025 (281,022)
ZAR 892,271,361 USD 48,641,710 JPMC 6/18/2025 (280,778)
Total unrealized depreciation (28,471,275)
Net unrealized depreciation $ (2,935,375)
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 195.5%
COMMON STOCKS - 112.2%
Australia - 2 .5%
AGL Energy Ltd. (2)(a) 21,907 144,600
Aristocrat Leisure Ltd. (2)(a) 17,708 716,167
BlueScope Steel Ltd. (2)(a) 29,280 392,175
Brambles Ltd. (2)(a) 56,060 708,219
Computershare Ltd. (2)(a) 61,729 1,521,559
Evolution Mining Ltd. (2)(a) 267,622 1,197,445
Harvey Norman Holdings Ltd. (2)
(a) 19,449 61,171
Insurance Australia Group Ltd. (2)
(a) 20,444 99,451
JB Hi-Fi Ltd. (2)(a) 23,996 1,402,571
Liontown Resources Ltd. (2)*(a) 148,828 58,744
Northern Star Resources Ltd. (2)
(a) 128,351 1,481,835
Orica Ltd. (2)(a) 30,733 328,479
Pro Medicus Ltd. (2)(a) 7,114 900,458
Qantas Airways Ltd. (2)(a) 146,801 836,933
QBE Insurance Group Ltd. (2)(a) 33,049 456,643
Qube Holdings Ltd. (2)(a) 37,425 92,663
SGH Ltd. (2)(a) 5,807 182,287
South32 Ltd. (2)(a) 173,711 349,948
Technology One Ltd. (2)(a) 37,580 661,005
Wesfarmers Ltd. (2)(a) 2,774 125,756
Westpac Banking Corp. (2)(a) 59,713 1,189,928
WiseTech Global Ltd. (2)(a) 1,179 60,799
Worley Ltd. (2)(a) 21,902 199,253
13,168,089
Belgium - 0 .1%
Ageas SA/NV (2)(a) 4,620 276,938
Solvay SA (2)(a) 1,442 51,294
UCB SA (2)(a) 2,417 425,549
753,781
Brazil - 0 .1%
Wheaton Precious Metals Corp. 4,833 375,040
Canada - 3 .0%
Agnico Eagle Mines Ltd. (a) 8,433 913,651
Alamos Gold, Inc., Class A (a) 27,502 734,826
AltaGas Ltd. (a) 3,166 86,836
ARC Resources Ltd. (a) 25,142 505,443
Atco Ltd., Class I (a) 6,918 240,944
AtkinsRealis Group, Inc. (a) 8,284 393,577
Bank of Nova Scotia (The) (a) 23,156 1,097,901
Barrick Gold Corp. (a) 3,212 62,363
Brookfield Corp., Class A (a) 4,523 236,703
Canadian Imperial Bank of
Commerce (a) 3,153 177,364
Canadian Natural Resources Ltd.
(a) 30,970 952,956
Capital Power Corp. (a) 1,765 58,664
Celestica, Inc. *(a) 10,501 828,375
Cenovus Energy, Inc. (a) 106,494 1,480,060
Constellation Software, Inc. (a) 148 468,706
Dollarama, Inc. (a) 1,143 122,223
Empire Co. Ltd., Class A (a) 18,901 633,733
Enbridge, Inc. (a) 42,351 1,874,385
INVESTMENTS SHARES VALUE ($)
Canada - 3.0% (continued)
Fairfax Financial Holdings Ltd. (a) 261 377,220
Finning International, Inc. (a) 8,661 243,691
Franco-Nevada Corp. (a) 1,228 193,137
George Weston Ltd. (a) 3,278 558,835
iA Financial Corp., Inc. (a) 3,767 357,735
Kinross Gold Corp. (a) 26,047 328,155
Loblaw Cos. Ltd. (a) 2,369 331,978
Lundin Gold, Inc. (a) 3,809 117,945
Manulife Financial Corp. (a) 11,053 344,405
Metro, Inc., Class A (a) 7,179 499,220
Onex Corp. (a) 1,151 77,032
Pan American Silver Corp. (a) 20,181 521,266
Pembina Pipeline Corp. (a) 5,526 221,032
Quebecor, Inc., Class B (a) 4,018 101,382
Royal Bank of Canada (a) 3,057 344,352
Saputo, Inc. (a) 6,162 106,322
Shopify, Inc., Class A *(a) 4,211 400,602
Thomson Reuters Corp. (a) 281 48,491
16,041,510
China - 0 .2%
Prosus NV (2) 13,766 639,556
Yangzijiang Shipbuilding Holdings
Ltd. (2) 233,000 408,922
1,048,478
Denmark - 0 .8%
Ambu A/S, Class B (2)(a) 3,793 65,169
AP Moller - Maersk A/S, Class B
(2)(a) 399 694,431
Carlsberg A/S, Class B (2)(a) 4,246 537,449
Danske Bank A/S (2)(a) 26,958 882,374
ISS A/S (2)(a) 22,666 520,471
Pandora A/S (2)(a) 9,232 1,414,908
Royal Unibrew A/S (2)(a) 942 75,002
Vestas Wind Systems A/S (2)*(a) 22,715 314,251
4,504,055
Finland - 0 .5%
Fortum OYJ (2)(a) 8,269 135,409
Nokia OYJ (2)(a) 136,723 720,092
Nordea Bank Abp (2)(a) 17,430 222,937
Wartsila OYJ Abp (2)(a) 78,621 1,402,871
2,481,309
France - 3 .3%
Accor SA (2)(a) 1,827 83,321
Air France-KLM (2)*(a) 17,300 160,778
Air Liquide SA (2)(a) 317 60,213
Airbus SE (2)(a) 7,502 1,320,995
Alstom SA (2)*(a) 2,538 56,218
Amundi SA (2)(a)(b) 1,023 80,147
AXA SA (2)(a) 2,651 113,266
BNP Paribas SA (2)(a) 8,770 732,991
Bouygues SA (2)(a) 4,622 182,201
Carrefour SA (2)(a) 40,515 579,442
Cie de Saint-Gobain SA (2)(a) 1,688 168,153
Danone SA (2)(a) 13,218 1,010,982
Dassault Aviation SA (2)(a) 1,724 568,448
Eiffage SA (2)(a) 2,249 261,848

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
France - 3.3% (continued)
Engie SA (2)(a) 48,147 938,184
Gaztransport Et Technigaz SA (2)
(a) 1,362 206,526
Hermes International SCA (2)(a) 463 1,218,208
Ipsen SA (2)(a) 953 109,767
Orange SA (2)(a) 128,153 1,660,113
Renault SA (2)(a) 18,258 924,887
Rexel SA (2)(a) 6,534 176,097
Safran SA (2)(a) 4,735 1,246,647
SCOR SE (2)(a) 9,885 285,477
Societe Generale SA (2)(a) 84,036 3,791,194
TotalEnergies SE (2)(a) 6,576 423,711
Valeo SE (2)(a) 75,052 704,623
Veolia Environnement SA (2)(a) 2,294 78,895
Vinci SA (2)(a) 1,437 181,148
Vivendi SE (2)(a) 45,768 137,198
17,461,678
Germany - 4 .2%
adidas AG (2)(a) 1,315 310,157
Allianz SE (Registered) (2)(a) 4,994 1,911,253
Commerzbank AG (2)(a) 129,004 2,952,255
Deutsche Bank AG (Registered)
(2)(a) 118,479 2,824,204
Deutsche Lufthansa AG
(Registered) (2)(a) 98,348 716,586
Deutsche Telekom AG (Registered)
(2)(a) 47,277 1,745,466
Evonik Industries AG (2)(a) 3,395 73,600
Freenet AG (a) 16,301 621,150
Fresenius Medical Care AG (2)(a) 1,549 77,078
GEA Group AG (2)(a) 1,876 114,040
Heidelberg Materials AG (2)(a) 3,025 521,442
LANXESS AG (2)(a) 5,302 161,281
MTU Aero Engines AG (2)(a) 1,016 353,032
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,011 1,270,391
Nemetschek SE (2)(a) 1,198 139,658
Rheinmetall AG (2)(a) 1,982 2,836,089
SAP SE (2)(a) 7,449 1,995,957
Scout24 SE (2)(a)(b) 2,423 253,743
Talanx AG (2)(a) 1,296 136,308
thyssenkrupp AG (2)(a) 235,349 2,416,303
Zalando SE (2)*(a)(b) 30,552 1,059,706
22,489,699
Guatemala - 0 .1%
Millicom International Cellular SA,
SDR (3) 9,649 287,978
Hong Kong - 0 .1%
AIA Group Ltd. (2)(a) 56,600 428,455
HKT Trust & HKT Ltd. (2)(a) 50,000 66,796
Techtronic Industries Co. Ltd. (2)(a) 7,500 89,882
WH Group Ltd. (2)(a)(b) 166,500 152,881
738,014
Ireland - 0 .1%
Aptiv plc *(a)(c) 8,262 491,589
INVESTMENTS SHARES VALUE ($)
Italy - 3 .1%
A2A SpA (2)(a) 76,063 183,316
Azimut Holding SpA (2)(a) 5,110 143,077
Banca Generali SpA (2)(a) 4,175 235,224
Banca Monte dei Paschi di Siena
SpA (2)(a) 211,079 1,678,763
BPER Banca SpA (2)(a) 82,910 650,818
Brunello Cucinelli SpA (2)(a) 584 67,091
Buzzi SpA (2)(a) 9,722 467,817
Coca-Cola HBC AG (2)(a) 1,511 68,433
Enel SpA (a) 345,622 2,801,787
Intesa Sanpaolo SpA (2)(a) 532,586 2,744,773
Italgas SpA (2)(a) 24,767 177,584
Leonardo SpA (2)(a) 64,978 3,164,354
Pirelli & C SpA (2)(a)(b) 104,856 624,150
Poste Italiane SpA (2)(a)(b) 63,680 1,136,071
UniCredit SpA (2)(a) 23,730 1,332,016
Unipol Assicurazioni SpA (2)(a) 68,641 1,098,800
16,574,074
Japan - 14 .8%
ABC-Mart, Inc. (2)(a) 18,400 343,295
Air Water, Inc. (2)(a) 20,800 263,076
Aisin Corp. (2)(a) 14,400 157,290
Alfresa Holdings Corp. (2)(a) 7,600 107,578
ANA Holdings, Inc. (2)(a) 8,800 162,437
Asahi Group Holdings Ltd. (2)(a) 56,500 721,876
Asahi Intecc Co. Ltd. (2)(a) 30,700 495,917
Asahi Kasei Corp. (2)(a) 28,900 202,608
Asics Corp. (2)(a) 44,300 939,496
Astellas Pharma, Inc. (2)(a) 108,100 1,052,300
Azbil Corp. (2)(a) 50,600 393,081
Bandai Namco Holdings, Inc. (2)(a) 60,600 2,032,976
BayCurrent, Inc. (2)(a) 22,100 957,684
Canon, Inc. (2)(a) 27,100 845,064
Capcom Co. Ltd. (2)(a) 21,700 535,590
Chubu Electric Power Co., Inc. (2)
(a) 32,300 350,204
Cosmos Pharmaceutical Corp. (2)
(a) 1,400 70,117
CyberAgent, Inc. (2)(a) 24,500 186,435
Dai Nippon Printing Co. Ltd. (2)(a) 35,400 504,006
Dai-ichi Life Holdings, Inc. (2)(a) 11,200 85,518
Ebara Corp. (2)(a) 37,500 570,772
FANUC Corp. (2)(a) 4,500 122,606
Fuji Electric Co. Ltd. (2)(a) 13,600 581,397
Fujikura Ltd. (2)(a) 16,900 625,890
Fujitsu Ltd. (2)(a) 22,000 437,820
Fukuoka Financial Group, Inc. (2)
(a) 12,900 343,288
Haseko Corp. (2)(a) 5,800 76,358
Hikari Tsushin, Inc. (2)(a) 900 232,285
Hirose Electric Co. Ltd. (2)(a) 7,100 822,422
Hitachi Ltd. (2)(a) 40,700 955,612
Honda Motor Co. Ltd. (2)(a) 226,000 2,045,203
IHI Corp. (2)(a) 18,900 1,319,009
Iida Group Holdings Co. Ltd. (2)(a) 5,500 83,906
Inpex Corp. (2)(a) 164,000 2,274,809
Japan Airlines Co. Ltd. (2)(a) 86,200 1,476,550
Japan Post Bank Co. Ltd. (2)(a) 126,200 1,281,382
Japan Post Holdings Co. Ltd. (2)(a) 59,300 594,626

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 14.8% (continued)
Japan Post Insurance Co. Ltd. (2)
(a) 4,500 91,710
Kawasaki Heavy Industries Ltd.
(2)(a) 8,700 525,133
Kawasaki Kisen Kaisha Ltd. (2)(a) 47,300 642,921
Kinden Corp. (2)(a) 30,300 679,457
Kirin Holdings Co. Ltd. (2)(a) 48,200 667,867
Kobe Steel Ltd. (2)(a) 48,200 559,452
Komatsu Ltd. (2)(a) 13,600 398,251
Konami Group Corp. (2)(a) 1,000 118,082
Kuraray Co. Ltd. (2)(a) 71,300 878,593
Kyushu Electric Power Co., Inc.
(2)(a) 112,100 979,061
Kyushu Railway Co. (2)(a) 2,800 68,373
Lixil Corp. (2)(a) 38,200 441,820
LY Corp. (2)(a) 59,900 202,831
Makita Corp. (2)(a) 12,700 420,795
Mazda Motor Corp. (2)(a) 154,200 986,627
MISUMI Group, Inc. (2)(a) 46,300 770,649
Mitsubishi Electric Corp. (2)(a) 52,900 975,597
Mitsubishi Heavy Industries Ltd.
(2)(a) 24,900 427,623
Mitsubishi Motors Corp. (2)(a) 128,600 354,595
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 60,800 828,936
Mitsui Chemicals, Inc. (2)(a) 15,200 341,402
Mitsui OSK Lines Ltd. (2)(a) 16,300 567,521
Mizuho Financial Group, Inc. (2)(a) 34,400 944,064
MonotaRO Co. Ltd. (2)(a) 7,400 138,238
MS&AD Insurance Group
Holdings, Inc. (2)(a) 78,600 1,709,381
NGK Insulators Ltd. (2)(a) 44,600 549,516
Nintendo Co. Ltd. (2)(a) 2,300 156,349
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 72,300 1,316,932
Nippon Yusen KK (2)(a) 54,100 1,787,902
Nisshin Seifun Group, Inc. (2)(a) 8,800 101,626
Niterra Co. Ltd. (2)(a) 16,800 512,491
Nitto Denko Corp. (2)(a) 13,900 257,102
Nomura Holdings, Inc. (2)(a) 264,500 1,629,829
Obayashi Corp. (2)(a) 8,400 112,059
Oji Holdings Corp. (2)(a) 74,000 310,201
Oracle Corp. Japan (2)(a) 4,900 515,643
Otsuka Corp. (2)(a) 20,200 437,359
Otsuka Holdings Co. Ltd. (2)(a) 8,300 432,513
Panasonic Holdings Corp. (2)(a) 32,000 381,744
Persol Holdings Co. Ltd. (2)(a) 358,500 597,334
Rakuten Group, Inc. (2)*(a) 243,800 1,398,672
Resonac Holdings Corp. (2)(a) 17,300 345,781
Rinnai Corp. (2)(a) 4,800 110,881
Ryohin Keikaku Co. Ltd. (2)(a) 23,100 631,057
Sanrio Co. Ltd. (2)(a) 7,000 323,859
Sanwa Holdings Corp. (2)(a) 38,800 1,245,070
SCREEN Holdings Co. Ltd. (2)(a) 6,300 411,021
SCSK Corp. (2)(a) 7,200 178,039
Seibu Holdings, Inc. (2)(a) 12,400 274,828
Sekisui Chemical Co. Ltd. (2)(a) 11,500 196,142
Shimamura Co. Ltd. (2)(a) 6,500 372,545
Shimizu Corp. (2)(a) 102,700 914,081
Shionogi & Co. Ltd. (2)(a) 57,600 869,456
INVESTMENTS SHARES VALUE ($)
Japan - 14.8% (continued)
Shizuoka Financial Group, Inc. (2)
(a) 7,000 76,528
Skylark Holdings Co. Ltd. (2)(a) 7,900 158,296
Socionext, Inc. (2)(a) 109,600 1,330,835
SoftBank Corp. (2)(a) 948,200 1,322,716
Sohgo Security Services Co. Ltd.
(2)(a) 32,300 242,969
Sojitz Corp. (2)(a) 35,360 779,343
Sompo Holdings, Inc. (2)(a) 3,900 118,760
Sony Group Corp. (2)(a) 43,700 1,105,741
Square Enix Holdings Co. Ltd. (2)
(a) 25,800 1,198,449
Subaru Corp. (2)(a) 69,800 1,250,060
Sumitomo Corp. (2)(a) 13,400 305,759
Sumitomo Electric Industries Ltd.
(2)(a) 28,500 475,663
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 75,200 1,933,738
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 20,800 523,563
Sundrug Co. Ltd. (2)(a) 7,900 221,441
T&D Holdings, Inc. (2)(a) 10,000 214,030
Taisei Corp. (2)(a) 3,000 133,535
Takeda Pharmaceutical Co. Ltd.
(2)(a) 64,300 1,905,774
TBS Holdings, Inc. (2)(a) 9,700 279,787
Tobu Railway Co. Ltd. (2)(a) 8,900 151,933
Tohoku Electric Power Co., Inc.
(2)(a) 82,800 571,326
Tokio Marine Holdings, Inc. (2)(a) 28,500 1,108,731
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 573,100 1,649,783
Tokyo Electron Ltd. (2)(a) 6,500 891,362
Tokyo Gas Co. Ltd. (2)(a) 8,600 273,571
Tokyu Corp. (2)(a) 43,900 494,228
TOPPAN Holdings, Inc. (2)(a) 6,000 164,024
Tosoh Corp. (2)(a) 6,100 83,939
Toyo Suisan Kaisha Ltd. (2)(a) 16,200 958,767
Trend Micro, Inc. (2)(a) 11,000 742,588
USS Co. Ltd. (2)(a) 62,700 582,801
Yamazaki Baking Co. Ltd. (2)(a) 10,400 199,454
Yokogawa Electric Corp. (2)(a) 45,100 880,172
Yokohama Rubber Co. Ltd. (The)
(2)(a) 16,000 368,935
Zensho Holdings Co. Ltd. (2)(a) 12,100 652,485
78,690,580
Luxembourg - 0 .3%
ArcelorMittal SA (2) 47,996 1,386,440
Netherlands - 0 .6%
ABN AMRO Bank NV, CVA (2)(a)
(b) 42,380 893,005
Aegon Ltd. (2)(a) 92,390 606,802
Argenx SE (2)*(a) 474 279,706
Koninklijke Ahold Delhaize NV (2)
(a) 13,899 519,198
Koninklijke Vopak NV (2)(a) 7,998 347,471
NN Group NV (2)(a) 9,850 548,111

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 0.6% (continued)
SBM Offshore NV (2)(a) 3,109 66,249
3,260,542
New Zealand - 0 .0% †
Xero Ltd. (2)*(a) 1,453 142,021
Norway - 0 .3%
Kongsberg Gruppen ASA (2)(a) 8,469 1,241,684
Norsk Hydro ASA (2)(a) 19,968 115,435
Telenor ASA (2)(a) 31,388 448,502
1,805,621
Singapore - 0 .2%
DBS Group Holdings Ltd. (2) 11,200 384,623
Grab Holdings Ltd., Class A *(a)(c) 89,580 405,797
Sea Ltd., ADR *(a) 2,746 358,326
1,148,746
South Korea - 0 .0% †
Delivery Hero SE (2)*(b) 4,833 115,884
Spain - 0 .8%
Acerinox SA (2)(a) 20,838 244,102
ACS Actividades de Construccion
y Servicios SA (2)(a) 7,873 450,598
Aena SME SA (2)(a)(b) 1,674 392,727
Banco Santander SA (2)(a) 66,448 447,654
CaixaBank SA (2)(a) 79,187 616,846
Endesa SA (a) 2,873 76,111
Iberdrola SA (2)(a) 37,942 612,691
Industria de Diseno Textil SA (2)(a) 15,582 775,857
Mapfre SA (2)(a) 122,639 377,847
3,994,433
Sweden - 1 .3%
AAK AB (2)(a) 13,707 382,575
Alfa Laval AB (2)(a) 17,297 741,611
Atlas Copco AB, Class A (2)(a) 22,528 359,850
Autoliv, Inc. (a)(c) 9,810 867,695
Electrolux AB, Class B (2)*(a) 59,189 484,669
Hexagon AB, Class B (2)(a) 26,367 281,857
Saab AB, Class B (2)(a) 23,143 909,970
Sandvik AB (2)(a) 3,787 79,646
Skanska AB, Class B (2)*(a) 7,203 158,978
Swedish Orphan Biovitrum AB
(2)*(a) 9,303 266,589
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 307,456 2,392,240
Telia Co. AB (a) 21,793 78,679
Volvo AB, Class B (2)*(a) 5,578 163,649
7,168,008
Switzerland - 1 .8%
ABB Ltd. (Registered) (2)(a) 22,363 1,153,885
Belimo Holding AG (Registered)
(2)(a) 502 309,490
Flughafen Zurich AG (Registered)
(2)(a) 1,143 271,153
Givaudan SA (Registered) (a) 415 1,781,587
Logitech International SA
(Registered) (2)(a) 18,252 1,546,587
INVESTMENTS SHARES VALUE ($)
Switzerland - 1.8% (continued)
Schindler Holding AG (2)(a) 262 82,114
Sika AG (Registered) (2)(a) 1,653 402,645
Swissquote Group Holding SA
(Registered) (2)(a) 433 187,029
TE Connectivity plc (a) 4,230 597,784
Ypsomed Holding AG (Registered)
(2)(a) 154 59,612
Zurich Insurance Group AG (2)(a) 4,493 3,136,150
9,528,036
Thailand - 0 .1%
Fabrinet * 2,063 407,463
United Kingdom - 3 .2%
Aviva plc (2)(a) 27,279 196,602
Barclays plc (2)(a) 376,834 1,416,909
Beazley plc (2)(a) 11,507 138,587
British American Tobacco plc (2)(a) 18,122 743,444
Centrica plc (2)(a) 280,359 542,846
CK Hutchison Holdings Ltd. (2)(a) 12,000 67,643
Compass Group plc (2)(a) 4,494 148,645
ConvaTec Group plc (2)(a)(b) 69,816 233,224
easyJet plc (2)(a) 95,354 548,297
Flutter Entertainment plc *(a) 457 101,248
Halma plc (2)(a) 4,256 142,796
IMI plc (2)(a) 11,803 290,342
Imperial Brands plc (2)(a) 30,595 1,132,072
InterContinental Hotels Group plc
(2)(a) 6,766 728,497
Intermediate Capital Group plc (2)
(a) 21,768 554,415
International Distribution Services
plc (a) 39,917 187,173
Intertek Group plc (2)(a) 2,171 141,168
Marks & Spencer Group plc (2)(a) 116,581 538,237
National Grid plc (2)(a) 7,230 94,310
NatWest Group plc (2)(a) 232,790 1,374,483
Pearson plc (2)(a) 17,892 283,042
RELX plc (2)(a) 25,685 1,290,175
Rolls-Royce Holdings plc (2)*(a) 196,790 1,912,675
Sage Group plc (The) (2)(a) 19,861 311,824
Subsea 7 SA (2)(a) 11,986 191,645
TechnipFMC plc (a) 59,778 1,894,366
Tesco plc (2)(a) 152,737 657,118
Vodafone Group plc (2)(a) 1,072,951 1,008,167
Weir Group plc (The) (2)(a) 2,723 82,260
16,952,210
United States - 70 .7%
3M Co. (a)(c) 14,379 2,111,700
Abbott Laboratories (a) 8,567 1,136,413
AbbVie, Inc. (a) 344 72,075
Abercrombie & Fitch Co., Class
A *(a) 16,089 1,228,717
Adobe, Inc. *(a) 8,551 3,279,565
AECOM (a) 4,185 388,075
AES Corp. (The) (a) 89,512 1,111,739
Affirm Holdings, Inc., Class A *(a)
(c) 7,936 358,628
Airbnb, Inc., Class A *(a)(c) 1,025 122,447
Alaska Air Group, Inc. *(a) 6,169 303,638

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 70.7% (continued)
Albertsons Cos., Inc., Class A (a)
(c) 15,513 341,131
Allegion plc (a) 6,636 865,733
ALLETE, Inc. (a) 7,065 464,171
Allison Transmission Holdings,
Inc. (a) 4,528 433,194
Allstate Corp. (The) (a) 8,369 1,732,969
Ally Financial, Inc. (a) 35,463 1,293,336
Alnylam Pharmaceuticals, Inc. *(a) 4,267 1,152,175
Altria Group, Inc. (a) 2,103 126,222
Amazon.com, Inc. *(a) 7,180 1,366,067
Amdocs Ltd. (a) 11,970 1,095,255
Ameren Corp. (a) 4,229 424,592
American Electric Power Co., Inc.
(a) 11,185 1,222,185
American International Group, Inc.
(a) 26,050 2,264,787
American Water Works Co., Inc.
(a)(c) 11,475 1,692,792
Ameriprise Financial, Inc. (a)(c) 1,558 754,243
Amphenol Corp., Class A (a) 15,143 993,229
Antero Resources Corp. *(a) 8,524 344,711
APA Corp. (a) 13,021 273,701
Apellis Pharmaceuticals, Inc. *(a)
(c) 2,509 54,872
Appfolio, Inc., Class A *(a)(c) 478 105,112
Apple, Inc. (a)(c) 6,813 1,513,372
Applied Industrial Technologies,
Inc. (a) 1,529 344,545
AppLovin Corp., Class A *(a)(c) 1,937 513,247
Arista Networks, Inc. *(a) 34,175 2,647,879
Associated Banc-Corp. (a) 31,561 711,069
Assurant, Inc. (a) 1,052 220,657
Assured Guaranty Ltd. (a) 707 62,287
AT&T, Inc. (a) 99,643 2,817,904
Atlassian Corp., Class A *(a) 5,309 1,126,623
Atmos Energy Corp. (a)(c) 3,756 580,602
Autodesk, Inc. *(a) 5,514 1,443,565
Automatic Data Processing, Inc.
(a)(c) 2,055 627,864
AutoNation, Inc. *(a)(c) 1,959 317,201
AutoZone, Inc. *(a) 283 1,079,017
Axalta Coating Systems Ltd. *(a) 9,650 320,091
Axis Capital Holdings Ltd. (a) 12,341 1,237,062
Baker Hughes Co., Class A (a)(c) 18,011 791,583
Bank of America Corp. (a) 5,709 238,237
Bank of New York Mellon Corp.
(The) (a) 6,619 555,136
Bank OZK (a)(c) 11,445 497,285
Bath & Body Works, Inc. (a)(c) 10,330 313,206
Becton Dickinson & Co. (a)(c) 2,252 515,843
BellRing Brands, Inc. *(a) 16,442 1,224,271
BioMarin Pharmaceutical, Inc. *(a) 33,083 2,338,637
Black Hills Corp. (a) 6,076 368,509
Blackrock, Inc. (a)(c) 673 636,981
Boeing Co. (The) *(a) 4,734 807,384
BOK Financial Corp. (a) 6,872 715,719
Booking Holdings, Inc. (a)(c) 736 3,390,686
Booz Allen Hamilton Holding Corp.,
Class A (a) 10,852 1,134,902
INVESTMENTS SHARES VALUE ($)
United States - 70.7% (continued)
Boston Scientific Corp. *(a) 12,986 1,310,028
Bright Horizons Family Solutions,
Inc. *(a) 1,012 128,564
Brighthouse Financial, Inc. *(a) 17,506 1,015,173
Bristol-Myers Squibb Co. (a) 34,098 2,079,637
Brixmor Property Group, Inc., REIT
(a) 13,989 371,408
Broadcom, Inc. (a) 5,255 879,845
Broadridge Financial Solutions,
Inc. (a) 2,988 724,470
Brown & Brown, Inc. (a)(c) 594 73,894
Brunswick Corp. (a)(c) 1,052 56,650
Cabot Corp. (a)(c) 2,073 172,349
Capital One Financial Corp. (a) 10,520 1,886,236
Cardinal Health, Inc. (a) 6,485 893,438
Carnival Corp. *(a)(c) 51,484 1,005,483
Carvana Co., Class A *(a) 1,076 224,970
CBRE Group, Inc., Class A *(a)(c) 3,734 488,333
Celsius Holdings, Inc. *(a)(c) 29,803 1,061,583
Cencora, Inc. (a) 3,047 847,340
Centene Corp. *(a) 10,663 647,351
CF Industries Holdings, Inc. (a)(c) 5,131 400,988
Charles Schwab Corp. (The) (a) 19,300 1,510,804
Cheniere Energy, Inc. (a)(c) 1,769 409,347
Chewy, Inc., Class A *(a) 20,493 666,227
Chubb Ltd. (a)(c) 1,955 590,390
Church & Dwight Co., Inc. (a)(c) 2,987 328,839
Cincinnati Financial Corp. (a) 1,586 234,284
Cintas Corp. (a) 5,946 1,222,081
Cisco Systems, Inc. (a) 19,778 1,220,500
Citigroup, Inc. (a)(c) 43,023 3,054,203
Citizens Financial Group, Inc. (a)
(c) 14,078 576,776
Cloudflare, Inc., Class A *(a)(c) 1,222 137,707
CME Group, Inc. (a)(c) 8,497 2,254,169
CMS Energy Corp. (a)(c) 18,255 1,371,133
CNA Financial Corp. (a)(c) 2,385 121,134
CNO Financial Group, Inc. (a) 13,053 543,657
CNX Resources Corp. *(a)(c) 5,023 158,124
Coca-Cola Consolidated, Inc. (a) 630 850,500
Coherent Corp. *(a)(c) 2,897 188,131
Colgate-Palmolive Co. (a) 12,131 1,136,675
Comcast Corp., Class A (a) 7,184 265,090
Comerica, Inc. (a) 4,158 245,571
Comfort Systems USA, Inc. (a)(c) 1,293 416,773
Commerce Bancshares, Inc. (a)(c) 6,437 400,575
Commvault Systems, Inc. *(a)(c) 3,548 559,732
ConocoPhillips (a) 33,413 3,509,033
Corebridge Financial, Inc. (a) 57,389 1,811,771
Corning, Inc. (a) 11,354 519,786
Corpay, Inc. *(a)(c) 1,398 487,511
Coterra Energy, Inc. (a)(c) 15,794 456,447
Cousins Properties, Inc., REIT (a) 6,803 200,689
CRH plc (a) 31,643 2,783,635
Crown Castle, Inc., REIT (a) 10,254 1,068,774
Crown Holdings, Inc. (a) 18,372 1,639,885
Cullen/Frost Bankers, Inc. (a) 3,509 439,327
Cummins, Inc. (a) 8,260 2,589,014
Curtiss-Wright Corp. (a) 1,761 558,712
CVS Health Corp. (a) 29,335 1,987,446

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 70.7% (continued)
Danaher Corp. (a) 10,248 2,100,840
Delta Air Lines, Inc. (a)(c) 46,423 2,024,043
Devon Energy Corp. (a) 35,286 1,319,696
Dick's Sporting Goods, Inc. (a) 1,028 207,204
Dolby Laboratories, Inc., Class A
(a) 1,432 115,004
Donaldson Co., Inc. (a) 5,160 346,030
DoorDash, Inc., Class A *(a)(c) 12,829 2,344,756
Dover Corp. (a) 1,164 204,492
DraftKings, Inc., Class A *(a) 41,492 1,377,949
Dropbox, Inc., Class A *(a)(c) 4,882 130,398
DTE Energy Co. (a) 9,222 1,275,126
Duke Energy Corp. (a)(c) 16,580 2,022,263
Duolingo, Inc., Class A *(a)(c) 2,278 707,410
DuPont de Nemours, Inc. (a)(c) 10,822 808,187
East West Bancorp, Inc. (a) 7,317 656,774
Eaton Corp. plc (a)(c) 1,935 525,991
Ecolab, Inc. (a)(c) 1,681 426,167
Edwards Lifesciences Corp. *(a) 19,556 1,417,419
Elastic NV *(a) 11,479 1,022,779
Electronic Arts, Inc. (a) 3,627 524,174
Element Solutions, Inc. (a)(c) 24,238 548,021
Elevance Health, Inc. 6,256 2,721,110
Eli Lilly & Co. (a) 2,655 2,192,791
EMCOR Group, Inc. (a)(c) 970 358,541
Encompass Health Corp. (a) 3,422 346,580
EnerSys (a) 4,031 369,159
Enphase Energy, Inc. *(a)(c) 1,992 123,604
EPR Properties, REIT (a) 21,237 1,117,279
EQT Corp. (a)(c) 18,238 974,456
Essent Group Ltd. (a) 7,236 417,662
Essex Property Trust, Inc., REIT
(a) 3,384 1,037,433
Euronet Worldwide, Inc. *(a) 2,047 218,722
Evercore, Inc., Class A (a) 916 182,944
Evergy, Inc. (a) 22,450 1,547,928
Exact Sciences Corp. *(a)(c) 24,130 1,044,588
Exelixis, Inc. *(a) 30,409 1,122,700
Exelon Corp. (a) 35,486 1,635,195
Expand Energy Corp. (a)(c) 1,808 201,267
Expedia Group, Inc. (a) 16,366 2,751,125
Experian plc (2)(a) 9,491 439,769
F5, Inc. *(a)(c) 506 134,733
Fair Isaac Corp. *(a) 806 1,486,393
Federated Hermes, Inc., Class B
(a) 15,130 616,850
Fidelity National Financial, Inc. (a) 10,026 652,492
First Horizon Corp. (a) 8,054 156,409
FirstCash Holdings, Inc. (a)(c) 3,746 450,719
Fiserv, Inc. *(a)(c) 1,580 348,911
Flagstar Financial, Inc. (a)(c) 14,351 166,759
Flowserve Corp. (a) 18,156 886,739
Fluor Corp. *(a) 17,206 616,319
FNB Corp. (a)(c) 23,673 318,402
Ford Motor Co. (a)(c) 35,898 360,057
Fortinet, Inc. *(a)(c) 21,336 2,053,803
Freeport-McMoRan, Inc. (a) 1,449 54,859
Gap, Inc. (The) (a) 37,551 773,926
Garmin Ltd. (a) 9,705 2,107,247
Gates Industrial Corp. plc *(a) 9,043 166,482
INVESTMENTS SHARES VALUE ($)
United States - 70.7% (continued)
GE Aerospace (a)(c) 11,996 2,400,999
GE Vernova, Inc. (a) 4,035 1,231,805
Gen Digital, Inc. (a)(c) 4,495 119,297
General Dynamics Corp. (a) 5,774 1,573,877
General Motors Co. (a) 74,679 3,512,152
Genuine Parts Co. (a)(c) 911 108,537
Gilead Sciences, Inc. (a) 12,369 1,385,946
Gitlab, Inc., Class A *(a)(c) 6,478 304,466
Globe Life, Inc. (a) 2,991 393,975
GoDaddy, Inc., Class A *(a)(c) 2,279 410,539
Goodyear Tire & Rubber Co. (The)
*(a)(c) 6,863 63,414
Graham Holdings Co., Class B (a) 199 191,211
Grand Canyon Education, Inc. *(a) 3,889 672,875
Greif, Inc., Class A (a)(c) 2,213 121,693
Guidewire Software, Inc. *(a)(c) 3,631 680,304
Halliburton Co. (a)(c) 115,518 2,930,692
Hancock Whitney Corp. (a)(c) 13,336 699,473
Hanover Insurance Group, Inc.
(The) (a)(c) 2,032 353,466
Hartford Insurance Group, Inc.
(The) (a) 4,134 511,500
Hasbro, Inc. (a) 26,227 1,612,698
Hayward Holdings, Inc. *(a)(c) 32,783 456,339
HCA Healthcare, Inc. (a)(c) 1,375 475,131
Hexcel Corp. (a) 1,057 57,881
Hilton Worldwide Holdings, Inc. 1,561 355,206
Holcim AG (2)(a) 35,219 3,790,029
Howard Hughes Holdings, Inc. *(a) 3,997 296,098
Howmet Aerospace, Inc. (a)(c) 6,455 837,407
HubSpot, Inc. *(a)(c) 675 385,621
Humana, Inc. (a) 8,503 2,249,894
Huntington Bancshares, Inc. (a)(c) 48,414 726,694
Huntsman Corp. (a)(c) 121,069 1,911,680
IAC, Inc. *(a) 3,303 151,740
IDEXX Laboratories, Inc. *(a)(c) 952 399,792
Illinois Tool Works, Inc. (a) 2,558 634,410
Illumina, Inc. *(a)(c) 18,319 1,453,429
Incyte Corp. *(a)(c) 55,794 3,378,327
Ingredion, Inc. (a) 2,668 360,740
Intel Corp. (a) 36,417 827,030
International Bancshares Corp. (a) 1,959 123,535
International Business Machines
Corp. (a)(c) 2,030 504,780
Intuitive Surgical, Inc. *(a) 257 127,284
Invesco Ltd. (a) 107,059 1,624,085
IPG Photonics Corp. *(a)(c) 5,222 329,717
IQVIA Holdings, Inc. *(a) 7,680 1,353,984
Iridium Communications, Inc. (a)(c) 7,495 204,763
ITT, Inc. (a)(c) 4,554 588,195
Jabil, Inc. (a)(c) 4,454 606,056
Jacobs Solutions, Inc. (a) 1,184 143,134
Janus Henderson Group plc (a) 2,983 107,835
Johnson & Johnson (a) 19,174 3,179,816
Johnson Controls International
plc (a) 19,690 1,577,366
Kemper Corp. (a) 1,020 68,187
Keurig Dr Pepper, Inc. (a) 36,883 1,262,136
Keysight Technologies, Inc. *(a) 1,786 267,489
Kilroy Realty Corp., REIT (a) 9,252 303,096

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 70.7% (continued)
Kinder Morgan, Inc. (a)(c) 23,853 680,526
Kirby Corp. *(a) 3,955 399,495
KLA Corp. (a) 233 158,393
Knight-Swift Transportation
Holdings, Inc., Class A (a)(c) 18,725 814,350
Kyndryl Holdings, Inc. *(a)(c) 9,306 292,208
Lam Research Corp. (a) 6,100 443,470
Lamar Advertising Co., Class A,
REIT (a)(c) 7,243 824,109
Lincoln Electric Holdings, Inc. (a) 439 83,041
Lincoln National Corp. (a) 41,508 1,490,552
Linde plc (a) 1,660 772,962
Lockheed Martin Corp. (a) 141 62,986
Louisiana-Pacific Corp. (a) 4,869 447,851
Lyft, Inc., Class A *(a)(c) 41,623 494,065
M&T Bank Corp. (a)(c) 2,809 502,109
Marathon Petroleum Corp. (a) 876 127,624
Marsh & McLennan Cos., Inc. (a) 2,309 563,465
Marvell Technology, Inc. (a) 18,885 1,162,749
Masco Corp. (a)(c) 6,381 443,735
MasTec, Inc. *(a) 2,757 321,769
Mastercard, Inc., Class A (a) 1,984 1,087,470
Mattel, Inc. *(a) 37,677 732,064
McCormick & Co., Inc. (Non-
Voting) (a) 7,995 658,068
McKesson Corp. (a)(c) 1,462 983,911
Medical Properties Trust, Inc.,
REIT (a) 71,324 430,084
Medpace Holdings, Inc. *(a)(c) 523 159,353
Medtronic plc (a) 18,541 1,666,094
Merck & Co., Inc. (a) 55,418 4,974,319
Meta Platforms, Inc., Class A (a) 639 368,294
Molina Healthcare, Inc. *(a)(c) 2,161 711,812
Molson Coors Beverage Co., Class
B (a)(c) 8,854 538,943
Monster Beverage Corp. *(a) 16,576 970,028
Moody's Corp. (a)(c) 167 77,770
Mosaic Co. (The) (a) 13,475 363,960
Motorola Solutions, Inc. (a)(c) 1,772 775,799
MSCI, Inc., Class A (a) 4,392 2,483,676
Mueller Industries, Inc. (a)(c) 13,760 1,047,686
Murphy Oil Corp. (a)(c) 14,819 420,860
Natera, Inc. *(a)(c) 7,871 1,113,038
National Fuel Gas Co. (a) 4,537 359,285
NetApp, Inc. (a) 9,095 798,905
Netflix, Inc. *(a) 1,280 1,193,638
New Jersey Resources Corp. (a) 6,076 298,089
New York Times Co. (The), Class
A (a) 48,621 2,411,602
Newell Brands, Inc. (a)(c) 92,661 574,498
NewMarket Corp. (a) 311 176,166
Newmont Corp. (a) 29,724 1,435,075
News Corp., Class A (a) 27,599 751,245
NiSource, Inc. (a) 11,933 478,394
Northwestern Energy Group, Inc.
(a) 5,298 306,595
Norwegian Cruise Line Holdings
Ltd. *(a)(c) 19,077 361,700
Novartis AG (Registered) (2)(a) 41,542 4,614,061
Nutanix, Inc., Class A *(a) 18,199 1,270,472
INVESTMENTS SHARES VALUE ($)
United States - 70.7% (continued)
NVIDIA Corp. (a) 21,501 2,330,278
OGE Energy Corp. (a) 9,148 420,442
Okta, Inc., Class A *(a)(c) 2,935 308,821
Omega Healthcare Investors, Inc.,
REIT (a) 59,409 2,262,295
Omnicom Group, Inc. (a) 17,919 1,485,664
OneMain Holdings, Inc. (a)(c) 22,826 1,115,735
O'Reilly Automotive, Inc. *(a) 368 527,189
Ovintiv, Inc. (a) 35,190 1,506,132
Owens Corning (a) 6,825 974,747
Packaging Corp. of America (a)(c) 4,722 935,050
Palantir Technologies, Inc., Class
A *(a)(c) 7,590 640,596
Palo Alto Networks, Inc. *(a)(c) 4,970 848,081
Parker-Hannifin Corp. (a)(c) 547 332,494
Paylocity Holding Corp. *(a)(c) 2,169 406,340
PayPal Holdings, Inc. *(a) 4,852 316,593
Pegasystems, Inc. (a) 8,701 604,894
Penske Automotive Group, Inc. (a) 3,013 433,812
Pentair plc (a) 3,958 346,246
Penumbra, Inc. *(a) 412 110,173
PepsiCo, Inc. (a) 17,126 2,567,872
Performance Food Group Co. *(a)
(c) 2,283 179,512
Pfizer, Inc. (a) 46,508 1,178,513
PG&E Corp. (a) 168,996 2,903,351
Philip Morris International, Inc. (a) 30,050 4,769,836
Pilgrim's Pride Corp. *(a) 7,411 403,974
Pinterest, Inc., Class A *(a) 11,174 346,394
PNC Financial Services Group,
Inc. (The) (a) 2,756 484,422
Popular, Inc. 18,695 1,726,857
PotlatchDeltic Corp., REIT (a)(c) 11,113 501,419
PPL Corp. (a)(c) 26,159 944,601
Primerica, Inc. (a) 1,192 339,160
Principal Financial Group, Inc. (a)
(c) 17,211 1,452,092
Progressive Corp. (The) (a) 2,237 633,093
Prosperity Bancshares, Inc. (a) 6,623 472,684
Pure Storage, Inc., Class A *(a)(c) 3,069 135,865
QUALCOMM, Inc. (a) 5,783 888,327
Qualys, Inc. *(a)(c) 10,546 1,328,058
Ralph Lauren Corp., Class A (a) 1,187 262,018
Rambus, Inc. *(a)(c) 1,266 65,547
Range Resources Corp. (a)(c) 9,409 375,701
Raymond James Financial, Inc. (a) 917 127,380
Regency Centers Corp., REIT (a)
(c) 1,110 81,874
Regions Financial Corp. (a)(c) 2,725 59,214
Reinsurance Group of America,
Inc. (a) 1,165 229,389
ResMed, Inc. (a)(c) 3,034 679,161
Robinhood Markets, Inc., Class A
*(a)(c) 14,484 602,824
ROBLOX Corp., Class A *(a) 35,421 2,064,690
Roche Holding AG (2)(a) 6,228 2,049,807
Roku, Inc., Class A *(a) 8,682 611,560
Rollins, Inc. (a)(c) 11,498 621,237
Ross Stores, Inc. (a) 471 60,189
Royal Gold, Inc. (a) 13,755 2,249,080

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 70.7% (continued)
Royalty Pharma plc, Class A (a) 48,552 1,511,424
Ryder System, Inc. (a) 1,619 232,828
S&P Global, Inc. (a) 1,632 829,219
Sabra Health Care REIT, Inc.,
REIT (a)(c) 26,423 461,610
Samsara, Inc., Class A *(a)(c) 3,920 150,254
SBA Communications Corp., REIT
(a)(c) 9,436 2,076,014
Schlumberger NV (a)(c) 11,135 465,443
Schneider Electric SE (2)(a) 4,234 977,399
Science Applications International
Corp. (a) 5,214 585,376
Seagate Technology Holdings plc
(a)(c) 5,124 435,284
Service Corp. International (a) 3,764 301,873
ServiceNow, Inc. *(a)(c) 872 694,234
Shell plc (2)(a) 34,139 1,242,671
Signify NV (2)(a)(b) 16,854 365,935
Simon Property Group, Inc., REIT
(a)(c) 894 148,476
Sirius XM Holdings, Inc. (a) 21,608 487,152
Skechers USA, Inc., Class A *(a)(c) 5,257 298,492
SLM Corp. (a) 7,599 223,183
Snap, Inc., Class A *(a)(c) 25,690 223,760
Snowflake, Inc., Class A *(a)(c) 15,190 2,220,170
Solventum Corp. *(a)(c) 4,112 312,676
Sotera Health Co. *(a)(c) 7,585 88,441
SS&C Technologies Holdings, Inc.
(a)(c) 25,093 2,096,018
Steel Dynamics, Inc. (a) 4,347 543,723
STERIS plc (a)(c) 916 207,611
Stifel Financial Corp. (a) 2,442 230,183
Stryker Corp. (a) 2,385 887,816
Swiss Re AG (2)(a) 5,792 985,676
Synchrony Financial (a) 21,990 1,164,151
Synovus Financial Corp. (a)(c) 28,441 1,329,332
Tapestry, Inc. (a) 4,126 290,512
Targa Resources Corp. (a) 4,554 912,940
Taylor Morrison Home Corp., Class
A *(a) 4,394 263,816
TD SYNNEX Corp. (a) 3,090 321,236
Texas Capital Bancshares, Inc. *(a) 16,601 1,240,095
Texas Pacific Land Corp. (a)(c) 285 377,622
Texas Roadhouse, Inc., Class A (a) 7,591 1,264,888
Thermo Fisher Scientific, Inc. (a)(c) 2,509 1,248,478
TJX Cos., Inc. (The) (a)(c) 5,971 727,268
T-Mobile US, Inc. (a) 5,166 1,377,824
Trane Technologies plc (a) 8,837 2,977,362
TransUnion (a)(c) 5,194 431,050
Travel + Leisure Co. (a) 17,900 828,591
Travelers Cos., Inc. (The) (a) 6,937 1,834,559
Trimble, Inc. *(a)(c) 2,998 196,819
Twilio, Inc., Class A *(a) 6,063 593,628
Tyson Foods, Inc., Class A (a) 31,208 1,991,382
Uber Technologies, Inc. *(a)(c) 8,681 632,498
UGI Corp. (a)(c) 8,253 272,927
UMB Financial Corp. (a) 1,496 151,246
United Airlines Holdings, Inc. *(a)
(c) 8,877 612,957
INVESTMENTS SHARES VALUE ($)
United States - 70.7% (continued)
United Parcel Service, Inc., Class
B (a) 15,944 1,753,681
United Rentals, Inc. (a)(c) 247 154,795
United Therapeutics Corp. *(a)(c) 1,303 401,676
Universal Health Services, Inc.,
Class B (a) 9,647 1,812,671
Unum Group (a) 3,722 303,194
US Foods Holding Corp. *(a)(c) 6,335 414,689
Valero Energy Corp. (a) 10,652 1,406,810
Valley National Bancorp (a) 81,712 726,420
Valmont Industries, Inc. (a) 514 146,680
Veeva Systems, Inc., Class A *(a) 4,204 973,773
Ventas, Inc., REIT (a) 28,275 1,944,189
VeriSign, Inc. *(a)(c) 17,946 4,555,950
Verisk Analytics, Inc., Class A (a) 1,371 408,037
Verizon Communications, Inc. (a) 16,022 726,758
Vertiv Holdings Co., Class A (a)(c) 1,521 109,816
Virtu Financial, Inc., Class A (a) 5,364 204,476
Vistra Corp. (a)(c) 1,139 133,764
Vulcan Materials Co. (a)(c) 778 181,507
W R Berkley Corp. (a) 10,147 722,061
Walmart, Inc. (a) 13,909 1,221,071
Warner Music Group Corp., Class
A (a)(c) 10,857 340,367
Waste Connections, Inc. (a)(c) 3,294 642,956
Waters Corp. *(a)(c) 1,465 539,955
Watsco, Inc. (a)(c) 423 215,011
Wayfair, Inc., Class A *(a)(c) 11,322 362,644
WEC Energy Group, Inc. (a)(c) 8,030 875,109
Welltower, Inc., REIT (a)(c) 5,612 859,815
Wendy's Co. (The) (a) 49,654 726,438
WESCO International, Inc. (a)(c) 13,053 2,027,131
Westinghouse Air Brake
Technologies Corp. (a) 4,947 897,138
Whirlpool Corp. (a)(c) 3,324 299,592
Williams Cos., Inc. (The) (a)(c) 27,838 1,663,599
Willis Towers Watson plc (a) 758 256,166
Wintrust Financial Corp. (a)(c) 692 77,822
Woodward, Inc. (a) 2,127 388,156
WW Grainger, Inc. (a) 525 518,611
Wyndham Hotels & Resorts, Inc.
(a) 5,394 488,211
Xcel Energy, Inc. (a) 21,187 1,499,828
YETI Holdings, Inc. *(a)(c) 22,005 728,366
Zillow Group, Inc., Class C *(a)(c) 9,838 674,493
Zions Bancorp NA (a) 32,920 1,641,391
Zoom Communications, Inc., Class
A *(a) 13,589 1,002,461
Zscaler, Inc. *(a)(c) 4,796 951,622
375,926,249
TOTAL COMMON STOCKS
(Cost $571,168,668) 596,941,527

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 83.3%
INVESTMENT COMPANIES - 31 .8%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.15%
(d)(e) 20,860,167 20,860,167
Limited Purpose Cash Investment
Fund, 4.32% (d) 148,103,739 148,059,308
TOTAL INVESTMENT COMPANIES
(Cost $168,910,034) 168,919,475
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 51 .5%
U.S. Treasury Bills
4.31%, 4/3/2025 (2)(f) $ 24,495,000 24,489,225
4.40%, 4/10/2025 (2)(f) 525,000 524,442
4.41%, 4/24/2025 (2)(f) 38,120,000 38,016,871
4.42%, 5/1/2025 (2)(f) 20,200,000 20,128,755
4.35%, 5/8/2025 (2)(f) 2,654,000 2,642,448
4.41%, 5/22/2025 (2)(f) 2,059,000 2,046,676
4.40%, 6/5/2025 (2)(f) 2,267,000 2,249,829
4.29%, 6/12/2025 (2)(f) 1,932,000 1,915,810
4.25%, 6/20/2025 (2)(f) 774,000 766,775
4.27%, 7/17/2025 (2)(f) 4,098,000 4,046,996
4.25%, 7/24/2025 (2)(f) 5,373,000 5,302,106
4.28%, 8/14/2025 (2)(f) 1,109,000 1,091,762
4.31%, 8/21/2025 (2)(f) 3,000,000 2,951,247
4.27%, 8/28/2025 (2)(f)(g) 20,674,000 20,322,318
4.22%, 9/4/2025 (2)(f)(g) 7,267,000 7,138,025
4.16%, 9/11/2025 (2)(f) 3,000,000 2,944,308
4.19%, 9/18/2025 (2)(f)(g) 52,000,000 50,995,678
4.17%, 9/25/2025 (2)(f) 61,257,000 60,026,679
4.16%, 10/2/2025 (2)(f) 27,457,000 26,885,693
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $274,477,215) 274,485,643
TOTAL SHORT-TERM INVESTMENTS
(Cost $443,387,249) 443,405,118
TOTAL LONG POSITIONS
(Cost $1,014,555,917) 1,040,346,645
SHARES
SHORT POSITIONS - (109.6)%
COMMON STOCKS - (109.2)%
Australia - ( 4 .0 ) %
ALS Ltd. (2) (10,644) (103,323)
Ampol Ltd. (2) (51,114) (751,914)
ANZ Group Holdings Ltd. (2) (44,546) (815,596)
APA Group (2) (187,470) (928,685)
Atlas Arteria Ltd. (2) (39,419) (119,943)
Aurizon Holdings Ltd. (2) (36,891) (71,717)
BHP Group Ltd. (2) (28,671) (695,649)
Cochlear Ltd. (2) (4,068) (670,443)
Commonwealth Bank of Australia
(2) (24,339) (2,314,490)
Domino's Pizza Enterprises Ltd. (2) (12,761) (205,812)
Endeavour Group Ltd. (2) (93,257) (225,535)
Fortescue Ltd. (2) (30,883) (298,917)
Glencore plc (2) (70,943) (259,661)
IDP Education Ltd. (2) (38,836) (230,089)
IGO Ltd. (2) (167,745) (418,281)
INVESTMENTS SHARES VALUE ($)
Australia - (4.0)% (continued)
Lynas Rare Earths Ltd. (2) (76,705) (335,845)
Macquarie Group Ltd. (2) (2,336) (290,707)
Medibank Pvt Ltd. (2) (53,758) (150,245)
Mineral Resources Ltd. (2) (16,649) (251,384)
National Australia Bank Ltd. (2) (124,330) (2,674,177)
New Hope Corp. Ltd. (2) (40,526) (94,307)
NEXTDC Ltd. (2) (85,365) (611,425)
Origin Energy Ltd. (2) (11,278) (74,631)
Pilbara Minerals Ltd. (2) (294,507) (313,574)
Ramsay Health Care Ltd. (2) (43,385) (931,867)
Reece Ltd. (2) (15,381) (152,612)
Rio Tinto plc (2) (9,791) (587,560)
Santos Ltd. (2) (14,975) (62,752)
Telstra Group Ltd. (2) (101,950) (269,330)
Transurban Group (2) (123,216) (1,037,810)
Treasury Wine Estates Ltd. (2) (88,616) (543,325)
Washington H Soul Pattinson &
Co. Ltd. (2) (22,185) (483,373)
Woodside Energy Group Ltd. (2) (174,391) (2,533,541)
Woolworths Group Ltd. (2) (105,226) (1,953,767)
(21,462,287)
Austria - ( 0 .1 ) %
Mondi plc (2) (41,105) (613,173)
Belgium - ( 0 .3 ) %
Anheuser-Busch InBev SA/NV (2) (3,494) (214,816)
D'ieteren Group (2) (2,401) (413,599)
Elia Group SA/NV (2) (3,778) (327,681)
Liberty Global Ltd., Class A (6,384) (73,480)
Lotus Bakeries NV (2) (28) (248,921)
Umicore SA (2) (29,084) (301,301)
(1,579,798)
Canada - ( 3 .9 ) %
Air Canada (29,604) (291,504)
Algonquin Power & Utilities Corp. (75,103) (385,679)
Alimentation Couche-Tard, Inc. (8,953) (441,537)
Bank of Montreal (14,681) (1,401,941)
BCE, Inc. (62,468) (1,433,806)
Brookfield Asset Management Ltd.,
Class A (8,888) (430,241)
Brookfield Infrastructure Corp.,
Class A (1,784) (64,428)
Brookfield Renewable Corp. (2,398) (66,938)
Cameco Corp. (15,266) (628,441)
Canadian National Railway Co. (27,515) (2,677,601)
Canadian Pacific Kansas City Ltd. (16,158) (1,133,940)
Canadian Tire Corp. Ltd., Class A (691) (71,758)
Canadian Utilities Ltd., Class A (3,487) (89,656)
Capstone Copper Corp. (79,111) (407,361)
CGI, Inc. (10,941) (1,092,237)
Descartes Systems Group, Inc.
(The) (1,550) (156,039)
Fortis, Inc. (2,282) (103,947)
Hydro One Ltd. (b) (20,131) (676,932)
Imperial Oil Ltd. (6,508) (470,106)
Intact Financial Corp. (4,878) (996,616)
Keyera Corp. (2,442) (75,905)
Magna International, Inc. (5,701) (193,764)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (3.9)% (continued)
MEG Energy Corp. (3,765) (66,009)
National Bank of Canada (18,169) (1,499,553)
Northland Power, Inc. (11,974) (163,669)
Open Text Corp. (9,096) (229,573)
Restaurant Brands International,
Inc. (5,677) (378,440)
Rogers Communications, Inc.,
Class B (75,271) (2,010,122)
Stantec, Inc. (1,151) (95,404)
Sun Life Financial, Inc. (16,871) (965,564)
TC Energy Corp. (1,236) (58,371)
Teck Resources Ltd., Class B (24,347) (886,884)
TFI International, Inc. (3,645) (282,218)
Whitecap Resources, Inc. (10,378) (66,780)
WSP Global, Inc. (5,439) (923,010)
(20,915,974)
Chile - ( 0 .3 ) %
Antofagasta plc (2) (21,230) (462,210)
Lundin Mining Corp. (127,089) (1,029,747)
(1,491,957)
China - ( 0 .2 ) %
NXP Semiconductors NV (5,994) (1,139,220)
Wilmar International Ltd. (2) (36,700) (91,003)
(1,230,223)
Denmark - ( 1 .4 ) %
Coloplast A/S, Class B (2) (8,314) (872,003)
DSV A/S (2) (10,180) (1,968,620)
Genmab A/S (2) (2,037) (396,849)
GN Store Nord A/S (2) (6,274) (98,137)
Novo Nordisk A/S, Class B (2) (15,066) (1,030,188)
Novonesis (Novozymes), Class
B (2) (18,195) (1,059,432)
Orsted A/S (2)(b) (20,248) (884,253)
ROCKWOOL A/S, Class B (2) (285) (118,135)
Tryg A/S (2) (35,115) (835,332)
(7,262,949)
Finland - ( 0 .4 ) %
Elisa OYJ (1,720) (83,841)
Kesko OYJ, Class B (2) (3,926) (80,249)
Metso OYJ (2) (15,581) (161,547)
Neste OYJ (2) (47,919) (443,214)
Sampo OYJ, Class A (2) (111,902) (1,072,378)
Stora Enso OYJ, Class R (2) (8,196) (77,668)
Valmet OYJ (2) (6,408) (173,804)
(2,092,701)
France - ( 1 .9 ) %
Aeroports de Paris SA (2) (3,818) (388,685)
Arkema SA (2) (3,675) (281,399)
BioMerieux (2) (1,357) (167,736)
Bollore SE (2) (27,515) (161,194)
Bureau Veritas SA (2) (20,073) (609,017)
Capgemini SE (2) (7,092) (1,065,631)
Cie Generale des Etablissements
Michelin SCA (2) (4,649) (163,396)
Edenred SE (2) (20,678) (671,963)
INVESTMENTS SHARES VALUE ($)
France - (1.9)% (continued)
EssilorLuxottica SA (2) (6,868) (1,979,143)
Getlink SE (2) (4,859) (83,919)
Kering SA (2) (5,723) (1,190,615)
LVMH Moet Hennessy Louis
Vuitton SE (2) (218) (135,003)
Pernod Ricard SA (2) (19,125) (1,889,410)
Remy Cointreau SA (2) (1,373) (64,167)
Sartorius Stedim Biotech (2) (1,664) (329,667)
SEB SA (2) (1,590) (150,391)
Sodexo SA (1,043) (66,991)
SOITEC (2) (4,684) (250,502)
Teleperformance SE (2) (1,788) (179,785)
Ubisoft Entertainment SA (2) (11,609) (140,393)
Verallia SA (2)(b) (6,453) (200,403)
Worldline SA (2)(b) (27,615) (169,651)
(10,339,061)
Germany - ( 2 .8 ) %
BASF SE (2) (34,927) (1,750,850)
Bayerische Motoren Werke AG (2) (28,977) (2,336,630)
Bechtle AG (2) (14,787) (552,290)
Beiersdorf AG (2) (6,842) (883,876)
Brenntag SE (2) (25,161) (1,630,875)
Continental AG (2) (5,987) (422,202)
CTS Eventim AG & Co. KGaA (2) (729) (73,135)
Daimler Truck Holding AG (2) (31,340) (1,269,570)
Deutsche Post AG (2) (4,156) (178,431)
Hannover Rueck SE (2) (1,582) (471,527)
Infineon Technologies AG (2) (6,153) (205,110)
KION Group AG (2) (8,463) (354,907)
Mercedes-Benz Group AG (2) (15,663) (925,241)
Merck KGaA (2) (11,647) (1,602,743)
Puma SE (2) (5,711) (139,304)
RWE AG (19,112) (682,385)
Siemens AG (Registered) (2) (4,249) (981,291)
Symrise AG, Class A (2) (1,510) (156,548)
Wacker Chemie AG (2) (2,143) (177,539)
(14,794,454)
Ireland - ( 0 .1 ) %
Accenture plc, Class A (1,886) (588,507)
Italy - ( 1 .4 ) %
Amplifon SpA (2) (5,647) (114,640)
Davide Campari-Milano NV (2) (167,387) (983,891)
Ferrari NV (2) (7,108) (3,035,547)
FinecoBank Banca Fineco SpA (2) (6,502) (128,782)
Infrastrutture Wireless Italiane SpA
(b) (18,730) (198,274)
Interpump Group SpA (2) (2,494) (89,075)
Moncler SpA (2) (16,172) (996,148)
Prysmian SpA (2) (2,224) (122,425)
Recordati Industria Chimica e
Farmaceutica SpA (2) (9,731) (551,435)
Reply SpA (2) (1,494) (244,722)
Snam SpA (43,510) (225,592)
Terna - Rete Elettrica Nazionale (2) (70,116) (633,658)
(7,324,189)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Ivory Coast - ( 0 .0 ) % †
Endeavour Mining plc (2) (2,687) (63,356)
Japan - ( 15 .5 ) %
Advantest Corp. (2) (25,100) (1,118,870)
Aeon Co. Ltd. (2) (91,100) (2,284,781)
AGC, Inc. (2) (6,200) (188,745)
Ajinomoto Co., Inc. (2) (35,000) (692,920)
Amada Co. Ltd. (2) (7,500) (73,047)
Bridgestone Corp. (2) (42,700) (1,715,380)
Brother Industries Ltd. (2) (3,300) (59,751)
Central Japan Railway Co. (2) (42,500) (810,651)
Chugai Pharmaceutical Co. Ltd. (2) (6,200) (284,032)
Daifuku Co. Ltd. (2) (21,400) (526,044)
Daikin Industries Ltd. (2) (3,600) (390,667)
Daiwa Securities Group, Inc. (2) (105,300) (709,011)
Denso Corp. (2) (69,100) (857,294)
Dentsu Group, Inc. (2) (31,900) (704,499)
Disco Corp. (2) (300) (61,267)
East Japan Railway Co. (2) (56,800) (1,119,561)
Eisai Co. Ltd. (2) (38,400) (1,068,950)
ENEOS Holdings, Inc. (2) (48,300) (254,735)
Fast Retailing Co. Ltd. (2) (10,200) (3,036,453)
FUJIFILM Holdings Corp. (2) (87,400) (1,674,494)
Hakuhodo DY Holdings, Inc. (2) (45,500) (330,151)
Hamamatsu Photonics KK (2) (73,500) (716,513)
Hankyu Hanshin Holdings, Inc. (2) (17,100) (460,115)
Hoshizaki Corp. (2) (9,900) (383,215)
Ibiden Co. Ltd. (2) (47,200) (1,273,213)
Idemitsu Kosan Co. Ltd. (2) (49,100) (347,299)
Isetan Mitsukoshi Holdings Ltd. (2) (5,100) (73,960)
Isuzu Motors Ltd. (2) (42,500) (577,898)
Japan Airport Terminal Co. Ltd. (2) (19,100) (526,583)
Kajima Corp. (2) (18,500) (378,425)
Kansai Electric Power Co., Inc.
(The) (2) (23,700) (281,272)
Kansai Paint Co. Ltd. (2) (20,600) (294,489)
Kao Corp. (2) (12,700) (549,741)
KDDI Corp. (2) (147,400) (2,328,281)
Keisei Electric Railway Co. Ltd. (2) (67,800) (612,573)
Kikkoman Corp. (2) (89,200) (860,484)
Kintetsu Group Holdings Co. Ltd.
(2) (30,000) (640,883)
Kobayashi Pharmaceutical Co.
Ltd. (2) (14,500) (549,306)
Kobe Bussan Co. Ltd. (2) (13,400) (311,984)
Koito Manufacturing Co. Ltd. (2) (37,200) (458,829)
Kose Corp. (2) (6,100) (253,142)
Kubota Corp. (2) (97,300) (1,202,375)
Kurita Water Industries Ltd. (2) (9,100) (281,457)
Kyocera Corp. (2) (6,800) (76,806)
Kyowa Kirin Co. Ltd. (2) (37,200) (542,995)
Lasertec Corp. (2) (14,800) (1,272,066)
Marui Group Co. Ltd. (2) (5,000) (90,915)
MatsukiyoCocokara & Co. (2) (29,300) (458,369)
McDonald's Holdings Co. Japan
Ltd. (2) (1,600) (61,042)
Medipal Holdings Corp. (2) (3,900) (60,850)
MEIJI Holdings Co. Ltd. (13,800) (299,020)
MINEBEA MITSUMI, Inc. (2) (60,000) (876,990)
INVESTMENTS SHARES VALUE ($)
Japan - (15.5)% (continued)
Mitsubishi Chemical Group Corp.
(2) (58,600) (289,571)
Mitsubishi Corp. (2) (22,400) (395,467)
Mitsubishi HC Capital, Inc. (2) (230,200) (1,559,930)
Mitsui & Co. Ltd. (2) (23,100) (435,509)
Murata Manufacturing Co. Ltd. (2) (45,600) (703,378)
Nexon Co. Ltd. (2) (35,400) (484,851)
NIDEC Corp. (2) (37,800) (634,370)
Nikon Corp. (2) (70,800) (703,132)
Nippon Sanso Holdings Corp. (2) (43,000) (1,304,387)
Nippon Telegraph & Telephone
Corp. (2) (1,143,300) (1,104,967)
Nissan Chemical Corp. (2) (11,800) (351,324)
Nissan Motor Co. Ltd. (2) (169,100) (433,687)
Nissin Foods Holdings Co. Ltd. (2) (72,400) (1,477,711)
Nitori Holdings Co. Ltd. (2) (5,100) (498,981)
NOF Corp. (2) (29,100) (395,476)
Nomura Research Institute Ltd. (2) (33,900) (1,103,525)
NTT Data Group Corp. (2) (117,300) (2,124,896)
Obic Co. Ltd. (2) (2,800) (80,732)
Odakyu Electric Railway Co. Ltd.
(2) (43,000) (425,144)
Olympus Corp. (2) (95,700) (1,252,783)
Omron Corp. (2) (7,600) (214,599)
Ono Pharmaceutical Co. Ltd. (2) (100,800) (1,084,472)
Open House Group Co. Ltd. (2) (5,600) (208,748)
Oriental Land Co. Ltd. (2) (117,200) (2,311,270)
Osaka Gas Co. Ltd. (2) (9,400) (212,697)
Pan Pacific International Holdings
Corp. (2) (6,700) (184,038)
Recruit Holdings Co. Ltd. (2) (19,700) (1,020,682)
Renesas Electronics Corp. (2) (18,700) (250,817)
Resona Holdings, Inc. (2) (176,100) (1,537,672)
Ricoh Co. Ltd. (2) (19,700) (208,390)
Rohm Co. Ltd. (2) (86,500) (835,731)
Rohto Pharmaceutical Co. Ltd. (2) (26,300) (393,809)
Secom Co. Ltd. (2) (24,500) (834,448)
Sega Sammy Holdings, Inc. (2) (18,000) (347,558)
Sekisui House Ltd. (2) (65,400) (1,463,791)
SG Holdings Co. Ltd. (2) (27,000) (269,268)
Shimadzu Corp. (2) (47,900) (1,196,477)
Shimano, Inc. (2) (8,800) (1,235,634)
Shiseido Co. Ltd. (2) (27,700) (525,328)
SMC Corp. (2) (8,100) (2,898,537)
SoftBank Group Corp. (2) (15,000) (767,249)
Stanley Electric Co. Ltd. (2) (8,300) (156,557)
SUMCO Corp. (2) (299,100) (2,026,787)
Sumitomo Forestry Co. Ltd. (2) (28,600) (862,249)
Sumitomo Heavy Industries Ltd. (2) (2,800) (57,357)
Sumitomo Metal Mining Co. Ltd.
(2) (39,700) (867,795)
Suntory Beverage & Food Ltd. (2) (2,900) (95,676)
Sysmex Corp. (2) (27,700) (528,793)
TDK Corp. (2) (22,700) (237,875)
Terumo Corp. (2) (109,600) (2,062,238)
Toho Co. Ltd. (2) (1,500) (74,535)
Toyota Motor Corp. (2) (3,200) (56,567)
Toyota Tsusho Corp. (2) (6,700) (112,881)
Unicharm Corp. (2) (54,300) (432,488)
West Japan Railway Co. (2) (76,000) (1,482,567)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (15.5)% (continued)
Yakult Honsha Co. Ltd. (2) (25,200) (479,517)
Yamaha Corp. (2) (127,000) (985,561)
Yamaha Motor Co. Ltd. (2) (81,400) (651,715)
Yaskawa Electric Corp. (2) (95,800) (2,400,568)
ZOZO, Inc. (2) (12,300) (117,807)
(82,512,962)
Luxembourg - ( 0 .2 ) %
Eurofins Scientific SE (2) (15,986) (852,737)
Netherlands - ( 1 .2 ) %
Aalberts NV (2) (2,095) (71,431)
Adyen NV (2)(b) (685) (1,049,965)
Akzo Nobel NV (2) (1,801) (110,916)
ASM International NV (2) (2,142) (976,095)
ASML Holding NV (2) (725) (479,786)
ASR Nederland NV (2) (4,145) (238,286)
BE Semiconductor Industries NV
(2) (1,364) (142,547)
EXOR NV (2) (2,311) (209,869)
Heineken NV (2) (12,995) (1,059,618)
IMCD NV (2) (1,462) (194,565)
Koninklijke Philips NV (2) (44,600) (1,135,433)
Randstad NV (2) (19,571) (813,494)
Universal Music Group NV (2) (5,865) (161,950)
(6,643,955)
Norway - ( 0 .3 ) %
Equinor ASA (2) (34,256) (904,658)
Orkla ASA (2) (35,334) (387,490)
Salmar ASA (2) (3,364) (161,730)
Schibsted ASA, Class A (2) (2,314) (62,360)
TOMRA Systems ASA (2) (8,636) (123,302)
(1,639,540)
Portugal - ( 0 .3 ) %
Banco Comercial Portugues SA,
Class R (2) (323,454) (195,570)
EDP SA (54,121) (182,117)
Galp Energia SGPS SA (2) (30,158) (528,368)
Jeronimo Martins SGPS SA (21,512) (455,914)
(1,361,969)
Singapore - ( 0 .8 ) %
CapitaLand Investment Ltd. (2) (426,100) (861,789)
Genting Singapore Ltd. (2) (670,700) (372,166)
Keppel Ltd. (2) (108,600) (553,960)
Oversea-Chinese Banking Corp.
Ltd. (2) (69,700) (893,277)
Sembcorp Industries Ltd. (2) (33,400) (156,309)
Singapore Telecommunications
Ltd. (2) (23,800) (60,365)
STMicroelectronics NV (2) (48,101) (1,054,737)
United Overseas Bank Ltd. (2) (5,500) (155,191)
(4,107,794)
South Africa - ( 0 .1 ) %
Anglo American plc (2) (25,885) (725,514)
INVESTMENTS SHARES VALUE ($)
Spain - ( 0 .4 ) %
Acciona SA (2) (1,829) (239,384)
Amadeus IT Group SA (2) (14,417) (1,104,097)
Banco Bilbao Vizcaya Argentaria
SA (2) (15,178) (207,143)
Enagas SA (2) (7,207) (103,755)
Redeia Corp. SA (2) (3,149) (63,204)
Repsol SA (2) (17,878) (237,376)
(1,954,959)
Sweden - ( 1 .8 ) %
AddTech AB, Class B (2) (8,900) (260,659)
Assa Abloy AB, Class B (2) (10,008) (300,453)
Axfood AB (8,788) (197,410)
Beijer Ref AB, Class B (2) (20,109) (282,880)
Boliden AB (2) (13,343) (437,819)
Elekta AB, Class B (2) (12,719) (66,794)
Epiroc AB, Class A (2) (3,048) (61,369)
EQT AB (2) (21,203) (646,544)
H & M Hennes & Mauritz AB, Class
B (2) (18,068) (238,318)
Holmen AB, Class B (2) (5,216) (206,558)
Husqvarna AB, Class B (2) (54,974) (261,131)
Indutrade AB (2) (10,414) (288,592)
Lifco AB, Class B (2) (25,503) (904,688)
Nibe Industrier AB, Class B (2) (28,364) (107,883)
Skandinaviska Enskilda Banken
AB, Class A (2) (145,143) (2,387,785)
SKF AB, Class B (2) (62,830) (1,272,847)
SSAB AB, Class B (2) (149,253) (909,419)
Trelleborg AB, Class B (2) (16,069) (597,633)
(9,428,782)
Switzerland - ( 4 .1 ) %
Adecco Group AG (Registered) (2) (8,216) (247,061)
Bachem Holding AG, Class B (2) (9,569) (565,187)
Baloise Holding AG (Registered)
(2) (296) (62,123)
Banque Cantonale Vaudoise
(Registered) (2) (2,506) (273,837)
Barry Callebaut AG (Registered)
(2) (1,983) (2,626,311)
BKW AG (2) (370) (64,714)
Chocoladefabriken Lindt &
Spruengli AG (2) (159) (2,149,592)
Clariant AG (Registered) (2) (90,247) (978,045)
EMS-Chemie Holding AG
(Registered) (2) (579) (394,489)
Galenica AG (2)(b) (5,615) (505,253)
Georg Fischer AG (Registered) (2) (15,236) (1,115,106)
Julius Baer Group Ltd. (2) (7,857) (544,616)
Kuehne + Nagel International AG
(Registered) (2) (1,132) (261,414)
Lonza Group AG (Registered) (2) (1,719) (1,061,946)
Partners Group Holding AG (2) (2,022) (2,877,714)
Sandoz Group AG (2) (18,018) (755,568)
SGS SA (Registered) (2) (3,603) (358,999)
SIG Group AG (2) (44,497) (822,722)
Sonova Holding AG (Registered)
(2) (5,196) (1,517,130)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.1)% (continued)
Straumann Holding AG
(Registered) (2) (5,325) (644,666)
Swatch Group AG (The) (2) (8,719) (1,503,562)
Swisscom AG (Registered) (2) (2,917) (1,680,926)
Tecan Group AG (Registered) (2) (897) (170,680)
UBS Group AG (Registered) (2) (11,559) (355,030)
VAT Group AG (2)(b) (1,200) (432,555)
(21,969,246)
United Kingdom - ( 1 .6 ) %
Aberdeen Group plc (2) (155,743) (312,338)
Admiral Group plc (2) (7,382) (272,544)
Ashtead Group plc (2) (3,281) (177,393)
AstraZeneca plc (2) (3,405) (500,007)
Auto Trader Group plc (2)(b) (10,153) (98,176)
B&M European Value Retail SA (2) (19,141) (64,656)
BAE Systems plc (2) (9,719) (196,251)
Bellway plc (2) (4,884) (150,505)
Berkeley Group Holdings plc (2) (1,979) (92,107)
Bunzl plc (2) (4,130) (158,866)
Croda International plc (2) (2,818) (107,061)
DCC plc (2) (1,047) (69,973)
Diageo plc (2) (88,553) (2,314,124)
Diploma plc (2) (1,819) (91,058)
Howden Joinery Group plc (2) (9,433) (88,220)
Informa plc (2) (7,249) (72,685)
Investec plc (11,056) (68,437)
J Sainsbury plc (2) (65,360) (199,223)
JD Sports Fashion plc (2) (194,133) (171,659)
Johnson Matthey plc (2) (3,957) (68,019)
Kingfisher plc (2) (40,669) (133,964)
Melrose Industries plc (2) (25,225) (155,709)
Next plc (2) (724) (104,311)
Persimmon plc (2) (6,235) (96,437)
Rentokil Initial plc (2) (73,379) (333,004)
RS GROUP plc (2) (14,845) (108,081)
Schroders plc (2) (77,632) (351,477)
Severn Trent plc (2) (10,216) (334,450)
Smith & Nephew plc (2) (37,052) (521,046)
Spirax Group plc (2) (744) (59,977)
SSE plc (2) (12,328) (253,937)
Travis Perkins plc (2) (15,967) (113,902)
Unilever plc (2) (2,213) (132,043)
United Utilities Group plc (2) (10,617) (138,530)
Whitbread plc (2) (6,496) (206,937)
WPP plc (2) (59,538) (452,431)
(8,769,538)
United States - ( 65 .9 ) %
10X Genomics, Inc., Class A (8,102) (70,730)
A O Smith Corp. (13,406) (876,216)
AAON, Inc. (12,541) (979,828)
Acadia Healthcare Co., Inc. (3,436) (104,180)
Advance Auto Parts, Inc. (6,951) (272,549)
Advanced Drainage Systems, Inc. (8,352) (907,445)
Advanced Micro Devices, Inc. (6,805) (699,146)
Aflac, Inc. (981) (109,077)
AGCO Corp. (5,913) (547,366)
Agree Realty Corp., REIT (17,371) (1,340,867)
Air Products and Chemicals, Inc. (16,869) (4,975,004)
INVESTMENTS SHARES VALUE ($)
United States - (65.9)% (continued)
Akamai Technologies, Inc. (7,718) (621,299)
Albemarle Corp. (10,164) (732,011)
Alcoa Corp. (4,271) (130,266)
Alcon AG (2) (10,806) (1,025,327)
Alliant Energy Corp. (19,289) (1,241,247)
Amcor plc (15,630) (151,611)
Amentum Holdings, Inc. (6,156) (112,039)
American Airlines Group, Inc. (54,446) (574,405)
American Express Co. (4,044) (1,088,038)
American Financial Group, Inc. (2,375) (311,933)
American Homes 4 Rent, Class
A, REIT (11,396) (430,883)
Americold Realty Trust, Inc., REIT (8,655) (185,736)
AMETEK, Inc. (2,487) (428,112)
Amgen, Inc. (1,550) (482,903)
Amkor Technology, Inc. (6,663) (120,334)
Analog Devices, Inc. (2,614) (527,165)
Aon plc, Class A (3,659) (1,460,270)
Apollo Global Management, Inc. (4,790) (655,943)
Applied Materials, Inc. (3,064) (444,648)
AptarGroup, Inc. (520) (77,158)
Aramark (5,216) (180,056)
Arch Capital Group Ltd. (10,770) (1,035,859)
Archer-Daniels-Midland Co. (31,416) (1,508,282)
Armstrong World Industries, Inc. (1,440) (202,867)
Arrow Electronics, Inc. (5,764) (598,476)
ASGN, Inc. (4,123) (259,831)
Ashland, Inc. (2,607) (154,569)
ATI, Inc. (1,338) (69,616)
AvalonBay Communities, Inc.,
REIT (12,010) (2,577,586)
Avantor, Inc. (29,088) (471,516)
Avery Dennison Corp. (1,150) (204,666)
Avient Corp. (4,054) (150,647)
Avnet, Inc. (19,956) (959,684)
Axon Enterprise, Inc. (1,734) (911,997)
AZEK Co., Inc. (The), Class A (4,251) (207,831)
Azenta, Inc. (7,579) (262,537)
Ball Corp. (9,319) (485,240)
Baxter International, Inc. (32,498) (1,112,407)
Belden, Inc. (6,269) (628,467)
Bentley Systems, Inc., Class B (19,326) (760,285)
BILL Holdings, Inc. (20,357) (934,183)
Biogen, Inc. (3,166) (433,235)
Bio-Techne Corp. (31,165) (1,827,204)
BJ's Wholesale Club Holdings, Inc. (3,995) (455,830)
Blackbaud, Inc. (5,295) (328,555)
Blackstone, Inc. (1,052) (147,049)
Block, Inc., Class A (12,244) (665,217)
Blue Owl Capital, Inc., Class A (56,538) (1,133,022)
BorgWarner, Inc. (23,111) (662,130)
Boston Beer Co., Inc. (The), Class
A (284) (67,831)
BP plc (2) (45,731) (256,617)
Brink's Co. (The) (3,162) (272,438)
Brown-Forman Corp., Class B (25,853) (877,451)
BRP, Inc. (8,046) (271,676)
Builders FirstSource, Inc. (8,896) (1,111,466)
Bunge Global SA (7,554) (577,277)
Burlington Stores, Inc. (867) (206,632)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (65.9)% (continued)
BWX Technologies, Inc. (5,225) (515,446)
BXP, Inc., REIT (28,062) (1,885,486)
CACI International, Inc., Class A (1,222) (448,376)
Cadence Bank (13,509) (410,133)
Cadence Design Systems, Inc. (6,649) (1,691,040)
Caesars Entertainment, Inc. (19,089) (477,225)
Camden Property Trust, REIT (3,831) (468,531)
Carlisle Cos., Inc. (1,728) (588,384)
Carpenter Technology Corp. (3,065) (555,317)
Carrier Global Corp. (23,404) (1,483,814)
Casey's General Stores, Inc. (4,339) (1,883,300)
Caterpillar, Inc. (1,549) (510,860)
Cava Group, Inc. (20,071) (1,734,335)
Cboe Global Markets, Inc. (4,140) (936,841)
CCC Intelligent Solutions Holdings,
Inc. (44,668) (403,352)
CDW Corp. (2,146) (343,918)
Celanese Corp., Class A (13,828) (785,016)
CenterPoint Energy, Inc. (80,727) (2,924,738)
Certara, Inc. (7,443) (73,686)
Charles River Laboratories
International, Inc. (7,668) (1,154,187)
Chart Industries, Inc. (3,294) (475,522)
Charter Communications, Inc.,
Class A (973) (358,580)
Chemours Co. (The) (28,998) (392,343)
Chevron Corp. (12,635) (2,113,709)
Choice Hotels International, Inc. (831) (110,340)
Chord Energy Corp. (4,827) (544,099)
Churchill Downs, Inc. (6,260) (695,298)
Ciena Corp. (3,744) (226,250)
Cigna Group (The) (402) (132,258)
Cirrus Logic, Inc. (997) (99,356)
Civitas Resources, Inc. (7,071) (246,707)
Clarivate plc (86,445) (339,729)
Clean Harbors, Inc. (2,827) (557,202)
Clearway Energy, Inc., Class C (3,727) (112,816)
Cleveland-Cliffs, Inc. (44,926) (369,292)
Cognex Corp. (23,785) (709,507)
Coinbase Global, Inc., Class A (434) (74,748)
Commercial Metals Co. (9,762) (449,150)
Conagra Brands, Inc. (24,852) (662,803)
Concentrix Corp. (2,875) (159,965)
Confluent, Inc., Class A (13,103) (307,134)
Constellation Brands, Inc., Class A (2,162) (396,770)
Constellation Energy Corp. (3,020) (608,923)
Cooper Cos., Inc. (The) (2,567) (216,526)
Copart, Inc. (21,067) (1,192,182)
Core & Main, Inc., Class A (6,546) (316,237)
Corteva, Inc. (8,196) (515,774)
CoStar Group, Inc. (2,266) (179,535)
Costco Wholesale Corp. (644) (609,082)
Coty, Inc., Class A (29,529) (161,524)
Crane Co. (1,194) (182,897)
Crane NXT Co. (8,864) (455,610)
Crocs, Inc. (11,857) (1,259,213)
CSL Ltd. (2) (19,079) (3,002,828)
CSX Corp. (37,916) (1,115,868)
CubeSmart, REIT (1,686) (72,009)
Darling Ingredients, Inc. (6,947) (217,024)
INVESTMENTS SHARES VALUE ($)
United States - (65.9)% (continued)
Datadog, Inc., Class A (3,234) (320,845)
DaVita, Inc. (2,400) (367,128)
Dayforce, Inc. (15,125) (882,241)
Deckers Outdoor Corp. (2,874) (321,342)
Dexcom, Inc. (6,392) (436,510)
Digital Realty Trust, Inc., REIT (2,238) (320,683)
Docusign, Inc., Class A (900) (73,260)
Dollar General Corp. (5,841) (513,599)
Dominion Energy, Inc. (3,631) (203,590)
Dow, Inc. (29,003) (1,012,785)
DR Horton, Inc. (2,614) (332,318)
DT Midstream, Inc. (2,648) (255,479)
Dun & Bradstreet Holdings, Inc. (34,454) (308,019)
Dutch Bros, Inc., Class A (5,891) (363,710)
DXC Technology Co. (15,942) (271,811)
Eagle Materials, Inc. (1,506) (334,227)
Eastman Chemical Co. (18,705) (1,648,098)
eBay, Inc. (12,456) (843,645)
Elanco Animal Health, Inc. (45,876) (481,698)
elf Beauty, Inc. (20,415) (1,281,858)
Emerson Electric Co. (13,532) (1,483,648)
Enovis Corp. (3,816) (145,809)
Ensign Group, Inc. (The) (2,799) (362,191)
Entegris, Inc. (25,722) (2,250,161)
Envista Holdings Corp. (17,824) (307,642)
EOG Resources, Inc. (3,334) (427,552)
EPAM Systems, Inc. (1,579) (266,598)
Equifax, Inc. (2,334) (568,469)
Equinix, Inc., REIT (836) (681,633)
Equity Residential, REIT (16,174) (1,157,735)
Erie Indemnity Co., Class A (5,381) (2,254,908)
Esab Corp. (5,871) (683,972)
Essential Utilities, Inc. (50,658) (2,002,511)
Estee Lauder Cos., Inc. (The),
Class A (22,804) (1,505,064)
Everest Group Ltd. (2,003) (727,750)
Everus Construction Group, Inc. (2,763) (102,480)
ExlService Holdings, Inc. (2,694) (127,184)
Expeditors International of
Washington, Inc. (4,588) (551,707)
Exponent, Inc. (1,049) (85,032)
Extra Space Storage, Inc., REIT (3,048) (452,598)
Exxon Mobil Corp. (7,315) (869,973)
FactSet Research Systems, Inc. (1,774) (806,531)
Fastenal Co. (7,390) (573,095)
Federal Realty Investment Trust,
REIT (3,053) (298,644)
FedEx Corp. (1,509) (367,864)
Ferrovial SE (2) (19,426) (868,881)
Fidelity National Information
Services, Inc. (13,537) (1,010,943)
First American Financial Corp. (1,290) (84,663)
First Citizens BancShares, Inc.,
Class A (951) (1,763,268)
First Financial Bankshares, Inc. (12,147) (436,320)
First Hawaiian, Inc. (13,563) (331,480)
First Industrial Realty Trust, Inc.,
REIT (6,645) (358,564)
First Solar, Inc. (3,851) (486,882)
FirstEnergy Corp. (22,953) (927,760)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (65.9)% (continued)
Five9, Inc. (7,155) (194,258)
Flex Ltd. (25,519) (844,169)
Floor & Decor Holdings, Inc., Class
A (5,486) (441,458)
Flowers Foods, Inc. (9,993) (189,967)
FMC Corp. (7,155) (301,869)
Fortive Corp. (12,719) (930,776)
Fortrea Holdings, Inc. (14,523) (109,649)
Fortune Brands Innovations, Inc. (14,825) (902,546)
Franklin Resources, Inc. (46,814) (901,170)
Freshpet, Inc. (728) (60,548)
FTI Consulting, Inc. (1,948) (319,628)
Gaming and Leisure Properties,
Inc., REIT (5,747) (292,522)
GATX Corp. (3,049) (473,418)
GE HealthCare Technologies, Inc. (2,162) (174,495)
Generac Holdings, Inc. (4,592) (581,577)
General Mills, Inc. (22,917) (1,370,207)
Genpact Ltd. (1,370) (69,021)
Gentex Corp. (39,207) (913,523)
GFL Environmental, Inc. (1,973) (95,301)
Glacier Bancorp, Inc. (20,302) (897,754)
Globant SA (4,893) (576,004)
Globus Medical, Inc., Class A (6,690) (489,708)
Goldman Sachs Group, Inc. (The) (173) (94,508)
Graco, Inc. (2,398) (200,257)
Graphic Packaging Holding Co. (36,974) (959,845)
Grocery Outlet Holding Corp. (71,465) (999,081)
GXO Logistics, Inc. (20,243) (791,096)
H&R Block, Inc. (1,318) (72,371)
Haemonetics Corp. (1,141) (72,511)
Haleon plc (2) (421,750) (2,129,925)
Hamilton Lane, Inc., Class A (8,333) (1,238,867)
Harley-Davidson, Inc. (7,849) (198,187)
Healthcare Realty Trust, Inc., REIT (5,966) (100,825)
HealthEquity, Inc. (2,352) (207,846)
Healthpeak Properties, Inc., REIT (13,275) (268,421)
HEICO Corp. (3,052) (815,464)
Henry Schein, Inc. (21,074) (1,443,358)
Hershey Co. (The) (12,506) (2,138,901)
Hewlett Packard Enterprise Co. (15,684) (242,004)
Highwoods Properties, Inc., REIT (3,415) (101,221)
Hilton Grand Vacations, Inc. (17,953) (671,622)
Hologic, Inc. (16,368) (1,011,051)
Home BancShares, Inc. (6,426) (181,663)
Honeywell International, Inc. (8,342) (1,766,419)
Hormel Foods Corp. (21,784) (673,997)
Host Hotels & Resorts, Inc., REIT (37,124) (527,532)
Houlihan Lokey, Inc., Class A (2,137) (345,126)
HP, Inc. (27,117) (750,870)
Hubbell, Inc., Class B (1,460) (483,129)
Huntington Ingalls Industries, Inc. (1,029) (209,957)
Hyatt Hotels Corp., Class A (9,426) (1,154,685)
IDACORP, Inc. (4,196) (487,659)
IDEX Corp. (12,643) (2,288,004)
Independence Realty Trust, Inc.,
REIT (16,250) (344,988)
Ingersoll Rand, Inc. (24,730) (1,979,142)
Insperity, Inc. (714) (63,710)
Insulet Corp. (3,046) (799,910)
INVESTMENTS SHARES VALUE ($)
United States - (65.9)% (continued)
Intercontinental Exchange, Inc. (2,026) (349,485)
International Flavors & Fragrances,
Inc. (3,562) (276,447)
International Paper Co. (26,493) (1,413,402)
Intuit, Inc. (933) (572,853)
Invitation Homes, Inc., REIT (13,437) (468,279)
Ionis Pharmaceuticals, Inc. (70,095) (2,114,766)
Iron Mountain, Inc., REIT (7,444) (640,482)
J M Smucker Co. (The) (4,063) (481,100)
Jack Henry & Associates, Inc. (7,925) (1,447,105)
James Hardie Industries plc,
CHESS (2) (5,942) (141,802)
Jefferies Financial Group, Inc. (2,059) (110,301)
Jones Lang LaSalle, Inc. (1,129) (279,890)
JPMorgan Chase & Co. (600) (147,180)
KB Home (4,621) (268,573)
Kenvue, Inc. (132,606) (3,179,891)
KeyCorp (63,843) (1,020,850)
Kimberly-Clark Corp. (9,125) (1,297,758)
Kimco Realty Corp., REIT (16,352) (347,316)
Kinsale Capital Group, Inc. (348) (169,375)
Kite Realty Group Trust, REIT (2,733) (61,137)
KKR & Co., Inc. (23,731) (2,743,541)
Knife River Corp. (3,899) (351,729)
Kohl's Corp. (38,002) (310,856)
Kraft Heinz Co. (The) (16,205) (493,118)
Kroger Co. (The) (9,174) (620,988)
L3Harris Technologies, Inc. (3,534) (739,702)
Lamb Weston Holdings, Inc. (10,583) (564,074)
Landstar System, Inc. (4,520) (678,904)
Las Vegas Sands Corp. (12,229) (472,406)
Lear Corp. (2,606) (229,901)
Leggett & Platt, Inc. (23,447) (185,466)
Leidos Holdings, Inc. (1,814) (244,781)
Lennar Corp., Class A (9,017) (1,034,971)
Lithia Motors, Inc., Class A (642) (188,453)
Littelfuse, Inc. (1,350) (265,599)
Live Nation Entertainment, Inc. (7,921) (1,034,324)
LKQ Corp. (18,531) (788,309)
Loews Corp. (12,897) (1,185,363)
Lowe's Cos., Inc. (8,532) (1,989,918)
LPL Financial Holdings, Inc. (605) (197,920)
Lumentum Holdings, Inc. (19,021) (1,185,769)
LyondellBasell Industries NV, Class
A (8,061) (567,494)
MACOM Technology Solutions
Holdings, Inc. (2,727) (273,736)
Maplebear, Inc. (2,414) (96,294)
Markel Group, Inc. (946) (1,768,651)
MarketAxess Holdings, Inc. (603) (130,459)
Marriott International, Inc., Class A (3,068) (730,798)
Marriott Vacations Worldwide Corp. (6,414) (412,035)
Martin Marietta Materials, Inc. (4,893) (2,339,490)
Masimo Corp. (3,195) (532,287)
Match Group, Inc. (13,287) (414,554)
Maximus, Inc. (2,340) (159,565)
McDonald's Corp. (2,623) (819,347)
MDU Resources Group, Inc. (8,501) (143,752)
MetLife, Inc. (722) (57,969)
MGIC Investment Corp. (2,883) (71,441)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (65.9)% (continued)
Microchip Technology, Inc. (26,994) (1,306,780)
Micron Technology, Inc. (20,248) (1,759,349)
Microsoft Corp. (2,480) (930,967)
MicroStrategy, Inc., Class A (3,845) (1,108,398)
Mid-America Apartment
Communities, Inc., REIT (10,853) (1,818,746)
MKS Instruments, Inc. (3,522) (282,288)
Moderna, Inc. (29,657) (840,776)
Mohawk Industries, Inc. (5,454) (622,738)
Mondelez International, Inc., Class
A (37,101) (2,517,303)
Monolithic Power Systems, Inc. (853) (494,723)
Morgan Stanley (7,275) (848,774)
Morningstar, Inc. (302) (90,561)
MSA Safety, Inc. (3,328) (488,184)
MSC Industrial Direct Co., Inc.,
Class A (6,365) (494,370)
Murphy USA, Inc. (1,774) (833,443)
Nasdaq, Inc. (2,726) (206,794)
National Storage Affiliates Trust,
REIT (20,865) (822,081)
nCino, Inc. (40,045) (1,100,036)
Neogen Corp. (129,587) (1,123,519)
Nestle SA (Registered) (2) (14,647) (1,480,176)
Neurocrine Biosciences, Inc. (1,514) (167,448)
New Fortress Energy, Inc. (17,291) (143,688)
Nexstar Media Group, Inc., Class A (342) (61,293)
NextEra Energy, Inc. (42,987) (3,047,347)
NIKE, Inc., Class B (21,788) (1,383,102)
NNN REIT, Inc., REIT (2,568) (109,525)
Nordson Corp. (5,071) (1,022,922)
Norfolk Southern Corp. (3,191) (755,788)
Northern Trust Corp. (5,002) (493,447)
NOV, Inc. (15,857) (241,344)
Novanta, Inc. (7,630) (975,648)
NRG Energy, Inc. (9,954) (950,209)
Nucor Corp. (4,027) (484,609)
nVent Electric plc (5,861) (307,234)
NVR, Inc. (50) (362,220)
Occidental Petroleum Corp. (7,395) (365,017)
Old Dominion Freight Line, Inc. (8,033) (1,329,060)
Old National Bancorp (78,014) (1,653,117)
Olin Corp. (4,924) (119,358)
Ollie's Bargain Outlet Holdings,
Inc. (14,365) (1,671,511)
ON Semiconductor Corp. (28,529) (1,160,845)
ONE Gas, Inc. (956) (72,264)
ONEOK, Inc. (16,344) (1,621,652)
Onto Innovation, Inc. (2,882) (349,702)
Option Care Health, Inc. (17,471) (610,611)
Oracle Corp. (19,390) (2,710,916)
Organon & Co. (9,494) (141,366)
Ormat Technologies, Inc. (8,319) (588,736)
Oshkosh Corp. (2,410) (226,733)
PACCAR, Inc. (8,314) (809,534)
Paramount Global, Class B (5,216) (62,383)
Parsons Corp. (1,006) (59,565)
Paychex, Inc. (3,794) (585,338)
Permian Resources Corp., Class A (48,920) (677,542)
Perrigo Co. plc (22,871) (641,303)
INVESTMENTS SHARES VALUE ($)
United States - (65.9)% (continued)
Phillips 66 (3,137) (387,357)
Pinnacle Financial Partners, Inc. (956) (101,374)
Pinnacle West Capital Corp. (1,776) (169,164)
Planet Fitness, Inc., Class A (13,305) (1,285,396)
Plug Power, Inc. (7,502) (10,128)
Polaris, Inc. (5,823) (238,394)
Pool Corp. (3,994) (1,271,490)
Portland General Electric Co. (5,097) (227,326)
Post Holdings, Inc. (4,732) (550,616)
Power Integrations, Inc. (2,453) (123,877)
PPG Industries, Inc. (14,668) (1,603,946)
Procter & Gamble Co. (The) (24,097) (4,106,610)
Prologis, Inc., REIT (12,915) (1,443,768)
Prudential Financial, Inc. (18,845) (2,104,610)
PTC, Inc. (3,991) (618,405)
Public Service Enterprise Group,
Inc. (8,300) (683,090)
Public Storage, REIT (2,096) (627,312)
PulteGroup, Inc. (5,292) (544,018)
PVH Corp. (7,456) (481,956)
Qorvo, Inc. (18,789) (1,360,511)
Quanta Services, Inc. (7,464) (1,897,200)
Quest Diagnostics, Inc. (12,665) (2,142,918)
Rayonier, Inc., REIT (8,966) (249,972)
Realty Income Corp., REIT (37,201) (2,158,030)
Regal Rexnord Corp. (4,179) (475,779)
Regeneron Pharmaceuticals, Inc. (1,017) (645,012)
Reliance, Inc. (3,152) (910,140)
RenaissanceRe Holdings Ltd. (5,749) (1,379,760)
Repligen Corp. (4,041) (514,177)
Revvity, Inc. (16,058) (1,698,936)
Rexford Industrial Realty, Inc.,
REIT (16,259) (636,540)
Reynolds Consumer Products, Inc. (5,653) (134,881)
RH (6,646) (1,557,889)
Rivian Automotive, Inc., Class A (17,805) (221,672)
RLI Corp. (9,672) (776,952)
Robert Half, Inc. (1,363) (74,352)
Rockwell Automation, Inc. (3,697) (955,231)
Roivant Sciences Ltd. (217,749) (2,197,087)
Roper Technologies, Inc. (2,175) (1,282,337)
Royal Caribbean Cruises Ltd. (6,628) (1,361,656)
RPM International, Inc. (3,287) (380,240)
RTX Corp. (3,225) (427,184)
Ryan Specialty Holdings, Inc.,
Class A (11,727) (866,273)
Saia, Inc. (3,251) (1,135,997)
Salesforce, Inc. (1,814) (486,805)
Sandisk Corp. (2,416) (115,026)
Schneider National, Inc., Class B (13,575) (310,189)
Sealed Air Corp. (21,466) (620,367)
SEI Investments Co. (18,745) (1,455,174)
Sempra (15,785) (1,126,418)
Sensata Technologies Holding plc (44,597) (1,082,369)
SharkNinja, Inc. (5,649) (471,183)
Sherwin-Williams Co. (The) (1,722) (601,305)
Shift4 Payments, Inc., Class A (17,354) (1,417,995)
Silgan Holdings, Inc. (12,500) (639,000)
Simpson Manufacturing Co., Inc. (6,505) (1,021,805)
SiteOne Landscape Supply, Inc. (2,551) (309,793)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (65.9)% (continued)
Skyworks Solutions, Inc. (3,518) (227,368)
Snap-on, Inc. (1,011) (340,717)
SoFi Technologies, Inc. (27,373) (318,348)
Southern Co. (The) (14,569) (1,339,620)
SouthState Corp. (4,054) (376,292)
Southwest Gas Holdings, Inc. (9,376) (673,197)
Spire, Inc. (1,163) (91,005)
Sprouts Farmers Market, Inc. (3,786) (577,895)
STAG Industrial, Inc., REIT (2,198) (79,392)
Stanley Black & Decker, Inc. (7,525) (578,522)
Starbucks Corp. (25,670) (2,517,970)
State Street Corp. (8,683) (777,389)
Stellantis NV (2) (93,354) (1,047,066)
Sun Communities, Inc., REIT (13,433) (1,728,021)
Super Micro Computer, Inc. (2,640) (90,394)
Synaptics, Inc. (1,823) (116,162)
Synopsys, Inc. (4,092) (1,754,854)
Sysco Corp. (27,918) (2,094,967)
T. Rowe Price Group, Inc. (10,641) (977,589)
Target Corp. (2,689) (280,624)
Teledyne Technologies, Inc. (649) (323,014)
Teleflex, Inc. (625) (86,369)
Tenaris SA (2) (13,760) (269,266)
Teradata Corp. (5,960) (133,981)
Terex Corp. (1,684) (63,622)
Tesla, Inc. (6,442) (1,669,509)
Tetra Tech, Inc. (34,160) (999,180)
Texas Instruments, Inc. (3,400) (610,980)
Textron, Inc. (1,925) (139,081)
The Campbell's Co. (13,356) (533,172)
Thor Industries, Inc. (1,992) (151,014)
Timken Co. (The) (3,157) (226,894)
Toast, Inc., Class A (28,478) (944,615)
TopBuild Corp. (3,243) (988,953)
Toro Co. (The) (1,661) (120,838)
TPG, Inc. (35,639) (1,690,358)
Tractor Supply Co. (15,053) (829,420)
Trade Desk, Inc. (The), Class A (9,020) (493,574)
TransDigm Group, Inc. (623) (861,790)
Trex Co., Inc. (36,897) (2,143,716)
TripAdvisor, Inc. (4,054) (57,445)
Truist Financial Corp. (3,983) (163,900)
Tyler Technologies, Inc. (3,376) (1,962,773)
Ubiquiti, Inc. (688) (213,376)
UFP Industries, Inc. (1,856) (198,666)
U-Haul Holding Co. (592) (38,693)
Ulta Beauty, Inc. (1,254) (459,641)
Under Armour, Inc., Class A (28,421) (177,631)
Union Pacific Corp. (1,749) (413,184)
United Bankshares, Inc. (7,735) (268,172)
UnitedHealth Group, Inc. (443) (232,021)
Universal Display Corp. (813) (113,397)
US Bancorp (14,491) (611,810)
Vail Resorts, Inc. (2,892) (462,778)
Valaris Ltd. (24,270) (952,840)
Valvoline, Inc. (27,131) (944,430)
Vertex Pharmaceuticals, Inc. (2,869) (1,390,949)
Viatris, Inc. (46,912) (408,604)
VICI Properties, Inc., Class A,
REIT (78,548) (2,562,236)
INVESTMENTS SHARES VALUE ($)
United States - (65.9)% (continued)
Viking Therapeutics, Inc. (29,941) (723,075)
Visa, Inc., Class A (7,811) (2,737,443)
Visteon Corp. (1,671) (129,703)
Vontier Corp. (2,476) (81,337)
Vornado Realty Trust, REIT (14,577) (539,203)
Voya Financial, Inc. (7,857) (532,390)
Walt Disney Co. (The) (7,239) (714,489)
Warner Bros Discovery, Inc. (141,057) (1,513,542)
Waste Management, Inc. (876) (202,803)
Watts Water Technologies, Inc.,
Class A (1,200) (244,704)
Weatherford International plc (6,947) (372,012)
Webster Financial Corp. (4,050) (208,778)
Wells Fargo & Co. (11,464) (823,001)
West Pharmaceutical Services,
Inc. (1,308) (292,835)
Western Alliance Bancorp (7,701) (591,668)
Western Digital Corp. (16,387) (662,526)
Western Union Co. (The) (20,474) (216,615)
Westlake Corp. (10,971) (1,097,429)
WEX, Inc. (4,152) (651,947)
Weyerhaeuser Co., REIT (21,720) (635,962)
White Mountains Insurance Group
Ltd. (418) (804,989)
Williams-Sonoma, Inc. (2,134) (337,385)
WillScot Holdings Corp. (39,412) (1,095,654)
Wolfspeed, Inc. (20,883) (63,902)
Workday, Inc., Class A (1,408) (328,810)
Wynn Resorts Ltd. (6,502) (542,917)
XPO, Inc. (4,927) (530,047)
Xylem, Inc. (4,777) (570,660)
Zimmer Biomet Holdings, Inc. (2,346) (265,520)
(350,444,802)
Zambia - ( 0 .2 ) %
First Quantum Minerals Ltd. (60,017) (807,011)
TOTAL COMMON STOCKS
(Proceeds $(634,824,482))                                                     (580,977,438)
PREFERRED STOCKS - (0.4)%
Germany - ( 0 .4 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (40,140) (2,010,326)
Sartorius AG (Preference) (2) (963) (224,495)
Volkswagen AG (Preference) (2) (554) (56,529)
TOTAL PREFERRED STOCKS
(Proceeds $(2,723,549))                                                     (2,291,350)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - (0.0)% †
Belgium - ( 0 .0 ) % †
Elia Group SA/NV, expiring
4/3/2025
(Proceeds $–) (3,778) (18,432)
TOTAL SHORT POSITIONS
(Proceeds $(637,548,031)) (583,287,220)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 85.9%
(Cost $377,007,886) 457,059,425
OTHER ASSETS IN EXCESS OF
LIABILITIES - 14.1% ‡ 74,927,843
NET ASSETS - 100.0% 531,987,268
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 9,583,174 1 .8%
Consumer Discretionary (10,241,463) ( 2 .0 )
Consumer Staples (30,252,549) ( 5 .7 )
Energy 13,719,010 2 .6
Financials 30,088,264 5 .7
Health Care 11,759,038 2 .2
Industrials 1,063,229 0 .2
Information Technology 1,315,705 0 .2
Materials (7,638,336) ( 1 .4 )
Real Estate (12,968,197) ( 2 .4 )
Utilities 7,226,432 1 .4
Investment Companies 168,919,475 31 .8
U.S. Treasury Obligations 274,485,643 51 .5
Total Investments In Securities
At Value 457,059,425 85 .9
Other Assets in Excess of
Liabilities ‡ 74,927,843 14 .1
Net Assets
$ 531,987,268 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2025 amounted to $586,863,466, which is inclusive of rehypothecated amounts disclosed below. In addition, $45,585,931 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $(918,315), which represents (0.17)% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at March 31, 2025 amounted to $92,873,244.
(d) Represents 7-day effective yield as of March 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
Credit default swap contracts outstanding - buy protection as of March 31, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 0 .64 % EUR 300,000 $ (6,436) $ 612 $ (5,824)
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .77 USD 1,522,000 (81,266) (180) (81,446)
$ (87,702) $ 432 $ (87,270)
Credit default swap contracts outstanding - sell protection as of March 31, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 43.V1 5 .00 % Quarterly 6/20/2030 3 .28 % EUR 4,779,000 $ 424,243 $ (30,299) $ 393,944
iTraxx Europe Crossover
Index Series 43.V1 5 .00 Quarterly 6/20/2030 3 .28 EUR 4,779,000 424,243 (30,299) 393,944
iTraxx Europe Main Index
Series 43.V1 1 .00 Quarterly 6/20/2030 0 .64 EUR 9,717,000 202,423 (13,787) 188,636
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .61 USD 3,942,000 74,077 (1,581) 72,496
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .61 USD 2,750,000 48,087 791 48,878
1,173,073 (75,175) 1,097,898
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 1 .85 % USD 5,615,000 $ (217,729) $ 5,481 $ (212,248)
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 Quarterly 6/20/2030 1 .85 USD 916,000 (34,435) (271) (34,706)
(252,164) 5,210 (246,954)
$ 920,909 $ (69,965) $ 850,944
Forward effective interest rate swap contracts outstanding as of March 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 5.00% Semi 9/20/2027 CLP 1,207,100,000 $ 2,020 $ 354 $ 2,374
Pay 1D CLICP Semi 5.00% Semi 9/20/2027 CLP 1,207,100,000 2,021 354 2,375
Pay 1D CLICP Semi 5.50% Semi 9/17/2030 CLP 375,000,000 6,536 166 6,702
Pay 1D CLICP Semi 5.50% Semi 9/17/2030 CLP 375,000,000 6,536 166 6,702
Pay 1D CORRA Semi 2.50% Semi 6/16/2027 CAD 129,500,000 103,011 253,619 356,630
Pay 1D CORRA Semi 2.50% Semi 6/16/2027 CAD 129,500,000 102,693 253,937 356,630
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 31,500,000 89,858 4,857 94,715
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 31,600,000 90,350 4,665 95,015
Pay 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 2,100,000 4,293 1,445 5,738
Pay 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 2,100,000 4,195 1,544 5,739
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 4,600,000 36,613 37,841 74,454

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 4,600,000 $ 38,244 $ 36,210 $ 74,454
Pay 1D MIBOR Semi 6.00% Semi 9/17/2027 INR 1,625,000,000 62,841 14,343 77,184
Pay 1D MIBOR Semi 6.00% Semi 9/17/2027 INR 1,625,000,000 62,841 14,342 77,183
Pay 1D MIBOR Semi 6.00% Semi 9/17/2030 INR 340,000,000 16,233 1,050 17,283
Pay 1D MIBOR Semi 6.00% Semi 9/17/2030 INR 340,000,000 16,240 1,043 17,283
Pay 1D SARON Annual 0.50% Annual 6/19/2030 CHF 1,300,000 (684) 10,262 9,578
Pay 1D SARON Annual 0.50% Annual 6/19/2030 CHF 1,300,000 (641) 10,219 9,578
Pay 1D SARON Annual 0.50% Annual 9/18/2030 CHF 3,200,000 22,175 1,133 23,308
Pay 1D SARON Annual 0.50% Annual 9/18/2030 CHF 3,300,000 22,985 1,153 24,138
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 2,700,000 (23,863) 69,860 45,997
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 2,600,000 (23,261) 67,642 44,381
Pay 1D SOFR Annual 4.00% Annual 6/20/2035 USD 2,400,000 51,090 (2,601) 48,489
Pay 1D SOFR Annual 4.00% Annual 6/20/2035 USD 2,400,000 51,418 (3,092) 48,326
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 5,000,000 49,474 51,974 101,448
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 4,900,000 48,459 51,197 99,656
Pay 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 18,800,000 (26,502) 35,280 8,778
Pay 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 18,800,000 (26,605) 35,325 8,720
Pay 1D SONIA Annual 4.00% Annual 9/15/2027 GBP 40,900,000 33,458 33,642 67,100
Pay 1D SONIA Annual 4.00% Annual 9/15/2027 GBP 41,000,000 33,382 33,919 67,301
Pay 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 1,000,000 (1,035) 2,624 1,589
Pay 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 1,000,000 (893) 2,483 1,590
Pay 1D SORA Semi 2.50% Semi 6/16/2027 SGD 2,500,000 (333) 12,064 11,731
Pay 1D SORA Semi 2.50% Semi 6/16/2027 SGD 2,600,000 45 12,155 12,200
Pay 1D SORA Semi 2.50% Semi 9/15/2027 SGD 9,100,000 42,822 1,772 44,594
Pay 1D SORA Semi 2.50% Semi 9/15/2027 SGD 9,000,000 42,202 1,901 44,103
Pay 1D SORA Semi 2.50% Semi 6/19/2030 SGD 1,600,000 (1,791) 14,592 12,801
Pay 1D SORA Semi 2.50% Semi 6/19/2030 SGD 1,600,000 (1,606) 14,407 12,801
Pay 1D SORA Semi 2.50% Semi 9/18/2030 SGD 2,900,000 18,723 3,509 22,232
Pay 1D SORA Semi 2.50% Semi 9/18/2030 SGD 2,900,000 18,865 3,367 22,232
Pay 1D THOR Qtrly 1.50% Qtrly 6/21/2027 THB 400,800,000 (31,388) 49,845 18,457
Pay 1D THOR Qtrly 1.50% Qtrly 6/21/2027 THB 400,800,000 (31,388) 49,845 18,457
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 312,000,000 (6,725) 26,763 20,038
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 312,000,000 (6,723) 26,761 20,038
Pay 1D THOR Qtrly 2.00% Qtrly 9/17/2030 THB 322,500,000 131,983 75,895 207,878
Pay 1D THOR Qtrly 2.00% Qtrly 9/17/2030 THB 322,500,000 131,987 75,890 207,877
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/16/2027 MXN 97,700,000 1,670 18,277 19,947
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/16/2027 MXN 97,700,000 1,670 18,277 19,947
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/15/2027 MXN 88,700,000 12,919 8,083 21,002
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/15/2027 MXN 88,700,000 12,919 8,083 21,002
Pay 1D TIIEOIS Monthly 8.50% Monthly 6/12/2030 MXN 4,100,000 163 3,727 3,890
Pay 1D TIIEOIS Monthly 8.50% Monthly 6/12/2030 MXN 4,100,000 163 3,727 3,890
Pay 1D TIIEOIS Monthly 8.50% Monthly 9/11/2030 MXN 17,000,000 11,491 3,970 15,461
Pay 1D TIIEOIS Monthly 8.50% Monthly 9/11/2030 MXN 17,000,000 11,491 3,970 15,461
Pay 1D TONAR Annual 2.00% Annual 6/21/2045 JPY 631,600,000 114,525 6,861 121,386
Pay 1D TONAR Annual 2.00% Annual 6/21/2045 JPY 631,500,000 114,506 6,861 121,367
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 660,900,000 160,783 (52,893) 107,890
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 660,900,000 160,786 (52,897) 107,889
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 116,900,000 111,118 63,109 174,227
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 116,800,000 110,742 63,316 174,058
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 105,300,000 63,282 64,742 128,024
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 105,400,000 63,402 64,743 128,145
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 5,000,000 31,956 8,298 40,254
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 5,000,000 31,918 8,337 40,255
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/15/2027 HKD 19,800,000 5,072 7,697 12,769
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/15/2027 HKD 19,700,000 5,014 7,690 12,704
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/18/2030 HKD 13,300,000 9,104 12,492 21,596
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/18/2030 HKD 13,300,000 9,024 12,572 21,596

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/17/2027 ZAR 22,000,000 $ (459) $ 3,376 $ 2,917
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/17/2027 ZAR 22,100,000 (453) 3,384 2,931
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/15/2027 ZAR 24,500,000 3,479 (719) 2,760
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/15/2027 ZAR 24,500,000 3,479 (719) 2,760
Pay 3M JIBAR Qtrly 8.00% Qtrly 6/19/2030 ZAR 5,400,000 (408) 2,742 2,334
Pay 3M JIBAR Qtrly 8.00% Qtrly 6/19/2030 ZAR 5,400,000 (408) 2,742 2,334
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/18/2030 ZAR 17,100,000 1,530 2,764 4,294
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/18/2030 ZAR 17,100,000 1,530 2,764 4,294
Pay 3M STIBOR Qtrly 2.50% Annual 6/16/2027 SEK 219,800,000 (4,367) 14,887 10,520
Pay 3M STIBOR Qtrly 2.50% Annual 6/16/2027 SEK 219,800,000 (4,367) 14,887 10,520
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 1,300,000 1,039 92 1,131
Pay 6M BBR Semi 4.00% Semi 9/12/2030 AUD 1,300,000 945 186 1,131
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 3,200,000 3,599 24,738 28,337
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 3,200,000 1,771 26,566 28,337
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 3,600,000 24,670 3,238 27,908
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 3,700,000 25,896 3,326 29,222
Pay 6M EURIBOR Semi 2.50% Annual 6/19/2030 EUR 10,800,000 22,236 26,105 48,341
Pay 6M EURIBOR Semi 2.50% Annual 6/19/2030 EUR 10,700,000 21,437 25,944 47,381
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 28,000,000 (71,274) 161,807 90,533
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 28,000,000 (71,071) 161,604 90,533
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 52,400,000 2,946 999 3,945
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 52,400,000 2,888 1,057 3,945
Receive 1D IBR Qtrly 8.00% Qtrly 9/17/2027 COP 1,951,500,000 (1,003) 3,417 2,414
Receive 1D IBR Qtrly 8.00% Qtrly 9/17/2027 COP 1,951,500,000 (1,003) 3,417 2,414
Receive 1D SARON Annual 0.50% Annual 6/20/2035 CHF 1,400,000 38,192 (12,321) 25,871
Receive 1D SARON Annual 0.50% Annual 6/20/2035 CHF 1,400,000 37,911 (12,041) 25,870
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 2,600,000 56,348 (2,411) 53,937
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 2,700,000 59,972 (4,194) 55,778
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 4,400,000 (10,199) 86,220 76,021
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 4,400,000 (8,929) 84,664 75,735
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 7,000,000 1,759 (407) 1,352
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 7,000,000 1,759 (407) 1,352
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2027 CNY 63,500,000 8,334 83 8,417
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2027 CNY 63,500,000 8,334 83 8,417
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2030 CNY 2,500,000 1,942 (673) 1,269
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2030 CNY 2,500,000 1,942 (673) 1,269
Receive 3M BBR Qtrly 4.00% Semi 9/12/2035 NZD 1,600,000 17,615 (5,060) 12,555
Receive 3M BBR Qtrly 4.00% Semi 9/12/2035 NZD 1,600,000 17,905 (5,350) 12,555
Receive 3M STIBOR Qtrly 2.50% Annual 6/19/2030 SEK 59,900,000 (10,989) 56,480 45,491
Receive 3M STIBOR Qtrly 2.50% Annual 6/19/2030 SEK 59,900,000 (10,989) 56,480 45,491
Receive 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 56,500,000 11,901 38,478 50,379
Receive 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 56,500,000 11,901 38,478 50,379
Receive 3M TELBOR Qtrly 4.00% Annual 6/16/2027 ILS 300,000 (126) 210 84
Receive 3M TELBOR Qtrly 4.00% Annual 6/16/2027 ILS 300,000 (126) 210 84
Receive 3M TELBOR Qtrly 4.00% Annual 9/18/2030 ILS 1,600,000 (881) 2,885 2,004
Receive 3M TELBOR Qtrly 4.00% Annual 9/18/2030 ILS 1,500,000 (873) 2,751 1,878
Receive 6M BBR Semi 4.50% Semi 6/08/2045 AUD 500,000 3,081 (406) 2,675
Receive 6M BBR Semi 4.50% Semi 6/08/2045 AUD 600,000 3,477 (268) 3,209
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 1,000,000 5,426 389 5,815
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 1,000,000 5,081 735 5,816
Receive 6M BUBOR Semi 6.50% Annual 6/16/2027 HUF 19,600,000 8 70 78

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M BUBOR Semi 6.50% Annual 6/16/2027 HUF 19,600,000 $ 8 $ 70 $ 78
Receive 6M BUBOR Semi 6.50% Annual 9/15/2027 HUF 195,400,000 (79) 705 626
Receive 6M BUBOR Semi 6.50% Annual 9/15/2027 HUF 195,400,000 (79) 705 626
Receive 6M BUBOR Semi 6.50% Annual 9/18/2030 HUF 12,600,000 (169) 542 373
Receive 6M BUBOR Semi 6.50% Annual 9/18/2030 HUF 12,600,000 (169) 542 373
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 9,700,000 103,777 66,681 170,458
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 9,700,000 102,584 67,581 170,165
Receive 6M EURIBOR Semi 2.50% Annual 6/16/2055 EUR 4,500,000 143,770 (17,554) 126,216
Receive 6M EURIBOR Semi 2.50% Annual 6/16/2055 EUR 4,600,000 146,964 (17,944) 129,020
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 2,400,000 70,925 (3,410) 67,515
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 2,200,000 66,309 (4,420) 61,889
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 143,800,000 23,437 56,402 79,839
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 143,700,000 23,425 56,359 79,784
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 525,200,000 137,152 55,843 192,995
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 525,200,000 137,152 55,843 192,995
Receive 6M NIBOR Semi 4.00% Annual 6/20/2035 NOK 21,200,000 15,106 636 15,742
Receive 6M NIBOR Semi 4.00% Annual 6/20/2035 NOK 21,300,000 15,242 574 15,816
Receive 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 14,800,000 11,213 (2,878) 8,335
Receive 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 14,800,000 11,213 (2,878) 8,335
3,424,062 2,810,772 6,234,834
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 34,400,000 (43,334) (52,877) (96,211)
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 34,500,000 (43,986) (52,504) (96,490)
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 24,700,000 (118,207) 38,048 (80,159)
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 24,800,000 (117,879) 37,432 (80,447)
Pay 1D SOFR Annual 3.50% Annual 9/15/2027 USD 119,100,000 (417,979) 315,233 (102,746)
Pay 1D SOFR Annual 3.50% Annual 9/15/2027 USD 119,100,000 (419,263) 316,494 (102,769)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 2,600,000 (62,222) 17,198 (45,024)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 2,600,000 (62,356) 17,274 (45,082)
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 7,276,500,000 (26,567) (145,836) (172,403)
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 7,276,600,000 (26,576) (145,830) (172,406)
Pay 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 6,666,900,000 (217,456) (12,972) (230,428)
Pay 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 6,666,900,000 (217,457) (12,971) (230,428)
Pay 3M BBR Qtrly 3.50% Qtrly 6/10/2027 AUD 6,500,000 (12,209) 6,745 (5,464)
Pay 3M BBR Qtrly 3.50% Qtrly 6/10/2027 AUD 6,500,000 (12,209) 6,788 (5,421)
Pay 3M BBR Qtrly 3.50% Qtrly 9/09/2027 AUD 114,500,000 (120,750) 72,477 (48,273)
Pay 3M BBR Qtrly 3.50% Qtrly 9/09/2027 AUD 114,600,000 (120,766) 72,517 (48,249)
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 3,900,000 (13,295) (10,545) (23,840)
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 3,900,000 (14,103) (9,737) (23,840)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/17/2027 KRW 6,400,000,000 610 (1,289) (679)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/17/2027 KRW 6,400,000,000 610 (1,289) (679)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 4,000,000,000 (8,793) 2,346 (6,447)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 4,000,000,000 (8,793) 2,346 (6,447)
Pay 3M STIBOR Qtrly 2.50% Annual 9/15/2027 SEK 65,100,000 20,662 (21,040) (378)
Pay 3M STIBOR Qtrly 2.50% Annual 9/15/2027 SEK 65,100,000 20,662 (21,040) (378)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 10,900,000 (42,561) 5,025 (37,536)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 10,900,000 (42,550) 5,004 (37,546)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 22,100,000 (78,879) 9,676 (69,203)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 22,100,000 (78,608) 9,340 (69,268)
Pay 6M EURIBOR Semi 2.50% Annual 6/20/2035 EUR 2,300,000 (47,594) 11,389 (36,205)
Pay 6M EURIBOR Semi 2.50% Annual 6/20/2035 EUR 2,400,000 (48,958) 11,179 (37,779)
Pay 6M NIBOR Semi 4.00% Annual 6/19/2030 NOK 37,700,000 (16,926) (1,773) (18,699)
Pay 6M NIBOR Semi 4.00% Annual 6/19/2030 NOK 37,700,000 (16,926) (1,773) (18,699)
Pay 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 16,400,000 11,269 (16,570) (5,301)
Pay 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 16,400,000 11,269 (16,570) (5,301)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 21,700,000 (4,242) 1,159 (3,083)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 21,700,000 (4,242) 1,159 (3,083)
Pay 6M WIBOR Semi 4.50% Annual 9/15/2027 PLN 5,400,000 (5,407) 5,362 (45)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M WIBOR Semi 4.50% Annual 9/15/2027 PLN 5,500,000 $ (5,589) $ 5,544 $ (45)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 3,700,000 (13,220) 9,895 (3,325)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 3,600,000 (12,859) 9,625 (3,234)
Pay 6M WIBOR Semi 4.50% Annual 9/18/2030 PLN 2,800,000 (7,402) 6,746 (656)
Pay 6M WIBOR Semi 4.50% Annual 9/18/2030 PLN 2,700,000 (7,173) 6,541 (632)
Receive 1D CORRA Semi 2.50% Semi 6/19/2030 CAD 36,200,000 28,137 (141,425) (113,288)
Receive 1D CORRA Semi 2.50% Semi 6/19/2030 CAD 36,200,000 28,418 (141,705) (113,287)
Receive 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 400,000 (9,145) 3,214 (5,931)
Receive 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 400,000 (9,145) 3,214 (5,931)
Receive 1D SOFR Annual 4.00% Annual 9/18/2030 USD 7,600,000 (83,304) (51,985) (135,289)
Receive 1D SOFR Annual 4.00% Annual 9/18/2030 USD 7,500,000 (82,238) (51,182) (133,420)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 1,900,000 (7,289) (64,340) (71,629)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 2,000,000 (9,134) (66,266) (75,400)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 4,800,000 (194,593) 7,890 (186,703)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 4,800,000 (195,300) 8,596 (186,704)
Receive 1D SONIA Annual 4.50% Annual 6/16/2055 GBP 200,000 (946) (2,348) (3,294)
Receive 1D SONIA Annual 4.50% Annual 6/16/2055 GBP 200,000 (946) (2,348) (3,294)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 4,000,000 (16,194) (49,094) (65,288)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 4,000,000 (16,416) (48,872) (65,288)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 29,002,400,000 (794,310) 449,405 (344,905)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 29,002,300,000 (794,223) 449,319 (344,904)
Receive 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 42,360,400,000 (173,826) (5,950) (179,776)
Receive 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 42,360,500,000 (173,822) (5,953) (179,775)
Receive 1D TONAR Annual 1.50% Annual 6/20/2035 JPY 2,408,300,000 (175,942) (64,056) (239,998)
Receive 1D TONAR Annual 1.50% Annual 6/20/2035 JPY 2,408,300,000 (175,941) (64,057) (239,998)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 2,183,000,000 (186,537) 14,807 (171,730)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 2,183,000,000 (186,534) 14,803 (171,731)
Receive 3M BBR Qtrly 4.00% Semi 9/11/2030 NZD 5,200,000 (33,514) (2,004) (35,518)
Receive 3M BBR Qtrly 4.00% Semi 9/11/2030 NZD 5,200,000 (33,643) (1,875) (35,518)
Receive 3M STIBOR Qtrly 3.00% Annual 6/20/2035 SEK 20,900,000 (8,855) (4,976) (13,831)
Receive 3M STIBOR Qtrly 3.00% Annual 6/20/2035 SEK 20,900,000 (8,855) (4,976) (13,831)
Receive 3M STIBOR Qtrly 3.00% Annual 9/19/2035 SEK 4,800,000 1,133 (3,333) (2,200)
Receive 3M STIBOR Qtrly 3.00% Annual 9/19/2035 SEK 4,800,000 1,133 (3,333) (2,200)
Receive 3M TELBOR Qtrly 4.00% Annual 9/15/2027 ILS 5,900,000 (5,167) 4,988 (179)
Receive 3M TELBOR Qtrly 4.00% Annual 9/15/2027 ILS 5,900,000 (5,191) 5,013 (178)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2027 TWD 161,600,000 (16,532) (11,124) (27,656)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2027 TWD 161,600,000 (16,532) (11,124) (27,656)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2030 TWD 59,000,000 (3,736) (13,478) (17,214)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2030 TWD 59,000,000 (3,736) (13,478) (17,214)
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 3,600,000 9,000 (13,032) (4,032)
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 3,600,000 9,138 (13,171) (4,033)
(5,796,841) 583,690 (5,213,151)
$ (2,372,779) $ 3,394,462 $ 1,021,683
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
(a) Floating rate indices at March 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.77%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.92%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.97%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 9.05%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 7.20%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.41%
1 Day Singapore Overnight Rate Average (“SORA”): 2.14%
1 Day Sterling Overnight Index Average (“SONIA”): 4.46%
1 Day Swiss Average Rate Overnight (“SARON”): 0.21%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.25%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.13%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 3.88%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.56%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.84%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.36%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
3 Month Tel Aviv Interbank Offer Rate (“TELBOR”): 4.49%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.30%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.53%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.34%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.67%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.61%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.66%
Total return swap contracts outstanding as of March 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 04/17/2025 EUR (1,979,494) $ 52,803
Total unrealized appreciation 52,803
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/29/2025 HKD 154,619,850 (392,979)
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 04/16/2025 BRL (33,662,631) (284,617)
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 06/12/2025 KRW 31,043,400,000 (310,573)
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 06/20/2025 CHF 29,073,740 (998,030)
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/16/2025 TWD 4,152,800 (5,959)
Total unrealized depreciation (1,992,158)
Net unrealized depreciation $ (1,939,355)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 84 4/2025 USD $ 6,280,680 $ 210,577
EURO STOXX 50 Volatility Index 104 4/2025 EUR 236,156 13,078
Hang Seng Index 100 4/2025 HKD 14,882,830 (269,198)
IBEX 35 Index 91 4/2025 EUR 12,909,955 (152,076)
IFSC NIFTY 50 Index 60 4/2025 USD 2,804,220 (33,821)
LME Aluminum Base Metal 2 4/2025 USD 125,808 984
LME Aluminum Base Metal 20 4/2025 USD 1,260,575 (41,708)
LME Aluminum Base Metal 28 4/2025 USD 1,764,280 (65,309)
LME Copper Base Metal 3 4/2025 USD 725,942 42,516
LME Copper Base Metal 8 4/2025 USD 1,933,536 129,415
LME Copper Base Metal 8 4/2025 USD 1,933,636 117,878
LME Copper Base Metal 13 4/2025 USD 3,145,015 180,725
LME Copper Base Metal 13 4/2025 USD 3,144,775 167,525
LME Copper Base Metal 19 4/2025 USD 4,597,159 233,406
LME Copper Base Metal 28 4/2025 USD 6,774,411 465,226
LME Lead Base Metal 1 4/2025 USD 49,813 848
LME Lead Base Metal 1 4/2025 USD 49,845 1,061
LME Lead Base Metal 1 4/2025 USD 49,863 711
LME Lead Base Metal 2 4/2025 USD 99,708 2,702
LME Lead Base Metal 3 4/2025 USD 149,201 4,668
LME Lead Base Metal 3 4/2025 USD 149,371 2,198
LME Lead Base Metal 3 4/2025 USD 149,111 2,595
LME Lead Base Metal 4 4/2025 USD 198,890 2,879
LME Nickel Base Metal 3 4/2025 USD 283,856 5,852
LME Nickel Base Metal 4 4/2025 USD 377,701 (6,403)
LME Nickel Base Metal 7 4/2025 USD 662,219 1,886
LME Nickel Base Metal 7 4/2025 USD 660,864 (7,544)
LME Nickel Base Metal 7 4/2025 USD 660,755 (5,652)
LME Nickel Base Metal 10 4/2025 USD 943,778 (4,293)
LME Nickel Base Metal 12 4/2025 USD 1,131,596 22,688
LME Nickel Base Metal 12 4/2025 USD 1,131,408 18,972
LME Nickel Base Metal 14 4/2025 USD 1,323,308 10,163
LME Nickel Base Metal 14 4/2025 USD 1,319,757 38,673
LME Zinc Base Metal 2 4/2025 USD 142,039 (2,266)
LME Zinc Base Metal 3 4/2025 USD 213,116 (6,301)
LME Zinc Base Metal 6 4/2025 USD 425,826 (820)
LME Zinc Base Metal 11 4/2025 USD 780,574 (2,824)
LME Zinc Base Metal 11 4/2025 USD 781,974 11,075
LME Zinc Base Metal 17 4/2025 USD 1,208,007 3,859
LME Zinc Base Metal 23 4/2025 USD 1,631,890 (20,441)
LME Zinc Base Metal 25 4/2025 USD 1,776,844 42,242
LME Zinc Base Metal 25 4/2025 USD 1,774,863 (11,339)
MSCI Singapore Index 338 4/2025 SGD 9,805,031 (147,620)
Natural Gas 5 4/2025 GBP 195,736 (13,513)
Natural Gas 15 4/2025 EUR 490,741 (17,916)
Natural Gas 113 4/2025 USD 4,654,470 (366,103)
NY Harbor ULSD 41 4/2025 USD 3,925,127 54,799
RBOB Gasoline 8 4/2025 USD 769,675 36,930
SGX FTSE China A50 Index 1,750 4/2025 USD 23,334,500 (240,680)
SGX FTSE Taiwan Index 39 4/2025 USD 2,710,890 (123,184)
Sugar No. 11 187 4/2025 USD 3,950,038 (43,762)
WTI Crude Oil 193 4/2025 USD 13,795,640 499,503
CBOE Volatility Index 46 5/2025 USD 942,411 56,086
Cocoa 11 5/2025 USD 869,220 (287,837)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Cocoa 86 5/2025 GBP $ 6,885,389 $ (2,359,139)
Coffee 'C' 95 5/2025 USD 13,528,594 (672,476)
Copper 419 5/2025 USD 52,731,150 3,922,149
Corn 54 5/2025 USD 1,234,575 (125,908)
Ethanol 15 5/2025 USD 1,115,100 (22,618)
EURO STOXX 50 Volatility Index 28 5/2025 EUR 63,429 2,285
Feeder Cattle 15 5/2025 USD 2,133,750 34,139
Italian Base Electricity 1 5/2025 EUR 86,040 (3,070)
LME Aluminum Base Metal 12 5/2025 USD 757,110 (36,820)
LME Aluminum Base Metal 20 5/2025 USD 1,264,710 (89,450)
LME Aluminum Base Metal 20 5/2025 USD 1,261,710 (65,162)
LME Aluminum Base Metal 20 5/2025 USD 1,264,710 (79,450)
LME Aluminum Base Metal 21 5/2025 USD 1,325,231 (51,563)
LME Copper Base Metal 1 5/2025 USD 242,056 17,161
LME Copper Base Metal 1 5/2025 USD 242,206 13,812
LME Copper Base Metal 10 5/2025 USD 2,423,368 54,145
LME Copper Base Metal 11 5/2025 USD 2,666,529 46,330
LME Copper Base Metal 12 5/2025 USD 2,908,341 57,793
LME Copper Base Metal 21 5/2025 USD 5,090,647 112,821
LME Copper Base Metal 26 5/2025 USD 6,300,756 222,727
LME Lead Base Metal 6 5/2025 USD 299,519 3,815
LME Lead Base Metal 7 5/2025 USD 349,503 (1,565)
LME Lead Base Metal 11 5/2025 USD 551,111 3,149
LME Lead Base Metal 13 5/2025 USD 649,688 3,229
LME Nickel Base Metal 1 5/2025 USD 95,022 819
LME Nickel Base Metal 7 5/2025 USD 665,028 21,357
LME Nickel Base Metal 8 5/2025 USD 757,856 31,832
LME Nickel Base Metal 10 5/2025 USD 946,672 40,642
LME Nickel Base Metal 11 5/2025 USD 1,043,946 20,253
LME Nickel Base Metal 16 5/2025 USD 1,518,755 32,243
LME Nickel Base Metal 17 5/2025 USD 1,614,141 25,440
LME Zinc Base Metal 3 5/2025 USD 213,660 (2,086)
LME Zinc Base Metal 4 5/2025 USD 284,763 (1,530)
LME Zinc Base Metal 5 5/2025 USD 356,270 3,412
LME Zinc Base Metal 24 5/2025 USD 1,706,826 55,950
LME Zinc Base Metal 32 5/2025 USD 2,279,040 (27,616)
LME Zinc Base Metal 35 5/2025 USD 2,492,700 (44,905)
LME Zinc Base Metal 37 5/2025 USD 2,633,521 23,137
Low Sulphur Gasoil 120 5/2025 USD 8,184,000 121,316
Mont Belvieu Propane 40 5/2025 USD 1,436,400 24,374
Phelix De Base Electricity 5 5/2025 EUR 277,629 (9,602)
SGX Iron Ore 187 5/2025 USD 1,888,513 4,586
Wheat 200 5/2025 USD 5,370,000 (170,277)
90-Day New Zealand Bill 22 6/2025 NZD 12,387,262 (846)
Australia 10 Year Bond 277 6/2025 AUD 19,492,061 11,745
Australia 3 Year Bond 159 6/2025 AUD 10,578,352 16,321
Canada 10 Year Bond 88 6/2025 CAD 7,607,241 40,747
CBOE Volatility Index 47 6/2025 USD 958,330 31,149
Crude Oil 28 6/2025 USD 2,077,236 44,748
Crude Palm Oil 59 6/2025 MYR 1,468,851 10,314
DAX Index 17 6/2025 EUR 10,282,947 (535,953)
Euro STOXX 50 Index 113 6/2025 EUR 6,340,278 (250,793)
EURO STOXX 50 Volatility Index 12 6/2025 EUR 26,859 210
Euro-BTP 3 6/2025 EUR 381,418 (705)
Euro-OAT 63 6/2025 EUR 8,361,963 7,110
FTSE/JSE Top 40 Index 3 6/2025 ZAR 134,481 (703)
FTSE/MIB Index 79 6/2025 EUR 15,945,855 (593,536)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Italian Base Electricity 1 6/2025 EUR $ 293,926 $ 4,029
KOSPI 200 Index 124 6/2025 KRW 7,027,368 (333,700)
Live Cattle 167 6/2025 USD 13,603,820 433,691
LME Aluminum Base Metal 11 6/2025 USD 696,160 (21,679)
LME Aluminum Base Metal 13 6/2025 USD 822,458 (52,481)
LME Aluminum Base Metal 14 6/2025 USD 886,550 (4,382)
LME Aluminum Base Metal 14 6/2025 USD 885,647 (57,935)
LME Aluminum Base Metal 20 6/2025 USD 1,265,995 (24,825)
LME Aluminum Base Metal 21 6/2025 USD 1,329,011 (89,452)
LME Aluminum Base Metal 21 6/2025 USD 1,328,801 (96,862)
LME Aluminum Base Metal 23 6/2025 USD 1,455,319 (45,075)
LME Aluminum Base Metal 26 6/2025 USD 1,642,927 (56,201)
LME Aluminum Base Metal 27 6/2025 USD 1,708,216 (69,965)
LME Aluminum Base Metal 60 6/2025 USD 3,794,250 (192,540)
LME Aluminum Base Metal 164 6/2025 USD 10,374,271 (482,513)
LME Copper Base Metal 1 6/2025 USD 242,714 (3,432)
LME Copper Base Metal 2 6/2025 USD 485,365 (11,703)
LME Copper Base Metal 3 6/2025 USD 727,646 12,363
LME Copper Base Metal 5 6/2025 USD 1,213,038 (37,925)
LME Copper Base Metal 5 6/2025 USD 1,212,538 (31,637)
LME Copper Base Metal 8 6/2025 USD 1,940,510 (20,511)
LME Copper Base Metal 10 6/2025 USD 2,425,638 (9,639)
LME Copper Base Metal 14 6/2025 USD 3,398,500 (3,744)
LME Copper Base Metal 26 6/2025 USD 6,304,006 208,603
LME Copper Base Metal 26 6/2025 USD 6,305,468 36,903
LME Copper Base Metal 200 6/2025 USD 48,536,500 847,685
LME Lead Base Metal 1 6/2025 USD 50,198 (1,416)
LME Lead Base Metal 2 6/2025 USD 100,456 (2,124)
LME Lead Base Metal 3 6/2025 USD 150,617 (5,091)
LME Lead Base Metal 3 6/2025 USD 150,745 (4,126)
LME Nickel Base Metal 1 6/2025 USD 95,463 (1,920)
LME Nickel Base Metal 2 6/2025 USD 190,908 (3,018)
LME Nickel Base Metal 8 6/2025 USD 762,924 (18,749)
LME Nickel Base Metal 11 6/2025 USD 1,049,670 (22,137)
LME Nickel Base Metal 15 6/2025 USD 1,431,589 (6,332)
LME Nickel Base Metal 15 6/2025 USD 1,426,950 4,517
LME Nickel Base Metal 16 6/2025 USD 1,524,260 (76,963)
LME Nickel Base Metal 19 6/2025 USD 1,811,091 (71,269)
LME Nickel Base Metal 24 6/2025 USD 2,285,732 (103,161)
LME Nickel Base Metal 25 6/2025 USD 2,382,000 (114,429)
LME Nickel Base Metal 31 6/2025 USD 2,960,748 (15,345)
LME Nickel Base Metal 109 6/2025 USD 10,391,576 (451,418)
LME Zinc Base Metal 4 6/2025 USD 285,250 1,307
LME Zinc Base Metal 7 6/2025 USD 498,925 (19,661)
LME Zinc Base Metal 9 6/2025 USD 642,112 (27,164)
LME Zinc Base Metal 10 6/2025 USD 713,200 (21,600)
LME Zinc Base Metal 17 6/2025 USD 1,211,161 (30,324)
LME Zinc Base Metal 25 6/2025 USD 1,782,031 (38,687)
LME Zinc Base Metal 29 6/2025 USD 2,066,975 (69,687)
LME Zinc Base Metal 53 6/2025 USD 3,780,954 (11,390)
LME Zinc Base Metal 295 6/2025 USD 21,048,398 (100,462)
MSCI EAFE Index 26 6/2025 USD 3,141,190 (101,564)
MSCI Emerging Markets Index 491 6/2025 USD 27,270,140 (823,440)
Phelix De Base Electricity 1 6/2025 EUR 198,617 (19,481)
S&P 500 E-Mini Index 13 6/2025 USD 3,674,613 (27,843)
S&P/TSX 60 Index 163 6/2025 CAD 33,926,382 89,184
U.S. Treasury 10 Year Note 227 6/2025 USD 25,292,766 106,997

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
U.S. Treasury 2 Year Note 439 6/2025 USD $ 90,975,891 $ 46,837
U.S. Treasury 5 Year Note 182 6/2025 USD 19,705,766 67,851
U.S. Treasury Long Bond 156 6/2025 USD 18,359,250 52,045
U.S. Treasury Ultra Bond 126 6/2025 USD 15,482,250 88,057
CBOE Volatility Index 29 7/2025 USD 597,449 31,043
Cocoa 6 7/2025 USD 473,280 (4,985)
Cocoa 56 7/2025 GBP 4,466,148 (31,279)
Rapeseed 7 7/2025 EUR 183,645 789
Robusta Coffee 5 7/2025 USD 264,750 (3,183)
White Sugar 67 7/2025 USD 1,756,740 (15,970)
CBOE Volatility Index 26 8/2025 USD 534,279 11,398
3 Month Euro Euribor 266 9/2025 EUR 70,450,344 (4,570)
90-Day Australian Bank Bill 45 9/2025 AUD 27,869,486 (477)
90-Day New Zealand Bill 151 9/2025 NZD 85,054,937 4,618
3 Month CORRA 604 12/2025 CAD 102,537,924 255,845
3 Month Euro Euribor 324 12/2025 EUR 85,864,249 28,125
3 Month SARON 97 12/2025 CHF 27,384,382 (87)
3 Month SOFR 408 12/2025 USD 98,124,000 (38,339)
3 Month SONIA 112 12/2025 GBP 34,709,581 10,351
90-Day Australian Bank Bill 354 12/2025 AUD 219,298,914 33,304
90-Day New Zealand Bill 130 12/2025 NZD 73,231,479 11,803
ECX Emission 23 12/2025 EUR 1,690,656 (309,051)
Italian Base Electricity 1 12/2025 EUR 986,623 (33,711)
Phelix De Base Electricity 1 12/2025 EUR 807,030 (103,291)
UK Allowances Carbon Dioxide Emissions 15 12/2025 GBP 873,094 53,365
3 Month CORRA 496 3/2026 CAD 84,267,955 183,461
3 Month Euro Euribor 194 3/2026 EUR 51,415,166 17,640
3 Month SARON 107 3/2026 CHF 30,213,561 1,763
3 Month SOFR 531 3/2026 USD 127,957,725 16,068
3 Month SONIA 225 3/2026 GBP 69,801,730 (31,977)
90-Day Australian Bank Bill 953 3/2026 AUD 590,430,231 98,116
90-Day New Zealand Bill 64 3/2026 NZD 36,046,247 3,875
3 Month CORRA 332 6/2026 CAD 56,405,163 25,243
3 Month Euro Euribor 121 6/2026 EUR 32,060,045 9,665
3 Month SARON 107 6/2026 CHF 30,212,049 33,953
3 Month SOFR 584 6/2026 USD 140,904,601 95,999
3 Month SONIA 160 6/2026 GBP 49,667,787 (20,615)
90-Day Australian Bank Bill 211 6/2026 AUD 130,728,043 23,280
3 Month CORRA 180 9/2026 CAD 30,574,858 16,015
3 Month Euro Euribor 110 9/2026 EUR 29,129,141 30,019
3 Month SARON 45 9/2026 CHF 12,703,459 16,840
3 Month SOFR 318 9/2026 USD 76,777,125 72,695
3 Month SONIA 170 9/2026 GBP 52,785,749 7,108
3 Month Euro Euribor 110 12/2026 EUR 29,108,326 23,623
3 Month SOFR 122 12/2026 USD 29,461,475 29,396
3 Month SONIA 14 12/2026 GBP 4,347,514 (1,346)
3 Month Euro Euribor 99 3/2027 EUR 26,177,422 22,858
3 Month SOFR 129 3/2027 USD 31,148,663 35,365
3 Month Euro Euribor 7 6/2027 EUR 1,849,510 190
3 Month SOFR 127 6/2027 USD 30,660,975 34,135
Total of long contracts (769,269)
Short Contracts
CAC 40 10 Euro Index (47) 4/2025 EUR (3,965,825) 78,260
CBOE Volatility Index (15) 4/2025 USD (312,653) (40,890)
LME Aluminum Base Metal (2) 4/2025 USD (125,808) (1,912)
LME Aluminum Base Metal (20) 4/2025 USD (1,260,575) 36,865
LME Aluminum Base Metal (28) 4/2025 USD (1,764,280) 69,286

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (3) 4/2025 USD $ (725,942) $ (43,300)
LME Copper Base Metal (8) 4/2025 USD (1,933,636) (115,357)
LME Copper Base Metal (8) 4/2025 USD (1,933,536) (139,295)
LME Copper Base Metal (13) 4/2025 USD (3,144,775) (165,547)
LME Copper Base Metal (13) 4/2025 USD (3,145,015) (179,849)
LME Copper Base Metal (19) 4/2025 USD (4,597,159) (225,228)
LME Copper Base Metal (28) 4/2025 USD (6,774,411) (469,585)
LME Lead Base Metal (1) 4/2025 USD (49,813) (881)
LME Lead Base Metal (1) 4/2025 USD (49,863) (591)
LME Lead Base Metal (1) 4/2025 USD (49,845) (1,115)
LME Lead Base Metal (2) 4/2025 USD (99,708) (1,793)
LME Lead Base Metal (3) 4/2025 USD (149,201) (4,101)
LME Lead Base Metal (3) 4/2025 USD (149,111) (3,605)
LME Lead Base Metal (3) 4/2025 USD (149,371) (2,737)
LME Lead Base Metal (4) 4/2025 USD (198,890) (3,217)
LME Nickel Base Metal (3) 4/2025 USD (283,856) (6,665)
LME Nickel Base Metal (4) 4/2025 USD (377,701) 5,807
LME Nickel Base Metal (7) 4/2025 USD (660,755) 5,975
LME Nickel Base Metal (7) 4/2025 USD (660,864) 7,083
LME Nickel Base Metal (7) 4/2025 USD (662,219) (1,580)
LME Nickel Base Metal (10) 4/2025 USD (943,778) 4,229
LME Nickel Base Metal (12) 4/2025 USD (1,131,596) (21,846)
LME Nickel Base Metal (12) 4/2025 USD (1,131,408) (21,115)
LME Nickel Base Metal (14) 4/2025 USD (1,323,308) (12,614)
LME Nickel Base Metal (14) 4/2025 USD (1,319,757) (45,928)
LME Zinc Base Metal (2) 4/2025 USD (142,039) 1,884
LME Zinc Base Metal (3) 4/2025 USD (213,116) 6,551
LME Zinc Base Metal (6) 4/2025 USD (425,826) 1,857
LME Zinc Base Metal (11) 4/2025 USD (781,974) (13,381)
LME Zinc Base Metal (11) 4/2025 USD (780,574) (918)
LME Zinc Base Metal (17) 4/2025 USD (1,208,007) (2,227)
LME Zinc Base Metal (23) 4/2025 USD (1,631,890) 37,693
LME Zinc Base Metal (25) 4/2025 USD (1,774,863) 11,938
LME Zinc Base Metal (25) 4/2025 USD (1,776,844) (48,794)
OMXS30 Index (152) 4/2025 SEK (3,743,369) 239,627
Canola (137) 5/2025 CAD (1,166,221) (55,059)
Cotton No. 2 (234) 5/2025 USD (7,819,110) (19,456)
Fcoj-a (4) 5/2025 USD (146,130) 6,700
French Base Electricity (9) 5/2025 EUR (285,344) 22,354
KC HRW Wheat (232) 5/2025 USD (6,461,200) 394,728
LME Aluminum Base Metal (12) 5/2025 USD (757,110) 37,349
LME Aluminum Base Metal (20) 5/2025 USD (1,264,710) 82,930
LME Aluminum Base Metal (20) 5/2025 USD (1,261,710) 66,696
LME Aluminum Base Metal (20) 5/2025 USD (1,264,710) 81,950
LME Aluminum Base Metal (21) 5/2025 USD (1,325,231) 47,390
LME Copper Base Metal (1) 5/2025 USD (242,206) (13,708)
LME Copper Base Metal (1) 5/2025 USD (242,056) (15,312)
LME Copper Base Metal (10) 5/2025 USD (2,423,368) (52,344)
LME Copper Base Metal (11) 5/2025 USD (2,666,529) (59,408)
LME Copper Base Metal (12) 5/2025 USD (2,908,341) (59,273)
LME Copper Base Metal (21) 5/2025 USD (5,090,647) (103,202)
LME Copper Base Metal (26) 5/2025 USD (6,300,756) (218,149)
LME Lead Base Metal (6) 5/2025 USD (299,519) (4,267)
LME Lead Base Metal (7) 5/2025 USD (349,503) 2,190
LME Lead Base Metal (11) 5/2025 USD (551,111) (3,477)
LME Lead Base Metal (13) 5/2025 USD (649,688) (5,189)
LME Nickel Base Metal (1) 5/2025 USD (95,022) (1,392)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (7) 5/2025 USD $ (665,028) $ (21,291)
LME Nickel Base Metal (8) 5/2025 USD (757,856) (31,108)
LME Nickel Base Metal (10) 5/2025 USD (946,672) (40,541)
LME Nickel Base Metal (11) 5/2025 USD (1,043,946) (30,598)
LME Nickel Base Metal (16) 5/2025 USD (1,518,755) (29,876)
LME Nickel Base Metal (17) 5/2025 USD (1,614,141) (29,262)
LME Zinc Base Metal (3) 5/2025 USD (213,660) 1,459
LME Zinc Base Metal (4) 5/2025 USD (284,763) 1,725
LME Zinc Base Metal (5) 5/2025 USD (356,270) (3,785)
LME Zinc Base Metal (24) 5/2025 USD (1,706,826) (64,208)
LME Zinc Base Metal (32) 5/2025 USD (2,279,040) 24,710
LME Zinc Base Metal (35) 5/2025 USD (2,492,700) 47,502
LME Zinc Base Metal (37) 5/2025 USD (2,633,521) (25,836)
Milling Wheat No. 2 (209) 5/2025 EUR (2,488,734) 101,985
Red Wheat (90) 5/2025 USD (2,664,000) 121,579
Silver (14) 5/2025 USD (2,422,770) (35,626)
Soybean (999) 5/2025 USD (50,686,763) 2,226,549
Soybean Meal (316) 5/2025 USD (9,249,320) 252,668
Soybean Oil (148) 5/2025 USD (3,986,232) (67,194)
100 oz Gold (25) 6/2025 USD (7,875,750) (199,826)
DJIA CBOT E-Mini Index (47) 6/2025 USD (9,930,865) 27,378
Euro-Bobl (22) 6/2025 EUR (2,801,108) (14,919)
Euro-Bund (50) 6/2025 EUR (6,961,950) (1,531)
Euro-Buxl (47) 6/2025 EUR (6,052,793) (30,405)
Euro-Schatz (110) 6/2025 EUR (12,719,170) (27,225)
French Base Electricity (3) 6/2025 EUR (394,011) 28,271
FTSE 100 Index (10) 6/2025 GBP (1,109,872) (345)
Japan 10 Year Bond (149) 6/2025 JPY (137,377,224) (469,468)
Lean Hogs (41) 6/2025 USD (1,562,510) 35,214
LME Aluminum Base Metal (11) 6/2025 USD (696,160) 22,323
LME Aluminum Base Metal (13) 6/2025 USD (822,458) 51,152
LME Aluminum Base Metal (14) 6/2025 USD (885,647) 56,541
LME Aluminum Base Metal (14) 6/2025 USD (886,550) 1,437
LME Aluminum Base Metal (20) 6/2025 USD (1,265,995) 20,035
LME Aluminum Base Metal (21) 6/2025 USD (1,329,011) 85,741
LME Aluminum Base Metal (21) 6/2025 USD (1,328,801) 94,273
LME Aluminum Base Metal (23) 6/2025 USD (1,455,319) 48,418
LME Aluminum Base Metal (26) 6/2025 USD (1,642,927) 57,454
LME Aluminum Base Metal (27) 6/2025 USD (1,708,216) 63,055
LME Aluminum Base Metal (60) 6/2025 USD (3,794,250) 182,128
LME Aluminum Base Metal (245) 6/2025 USD (15,498,149) 723,009
LME Copper Base Metal (1) 6/2025 USD (242,714) 3,021
LME Copper Base Metal (2) 6/2025 USD (485,365) 11,880
LME Copper Base Metal (3) 6/2025 USD (727,646) (12,045)
LME Copper Base Metal (5) 6/2025 USD (1,212,538) 33,699
LME Copper Base Metal (5) 6/2025 USD (1,213,038) 37,924
LME Copper Base Metal (8) 6/2025 USD (1,940,510) 19,074
LME Copper Base Metal (10) 6/2025 USD (2,425,638) 14,622
LME Copper Base Metal (14) 6/2025 USD (3,398,500) (1,612)
LME Copper Base Metal (26) 6/2025 USD (6,305,468) (44,086)
LME Copper Base Metal (26) 6/2025 USD (6,304,006) (216,499)
LME Copper Base Metal (28) 6/2025 USD (6,795,110) 42,435
LME Lead Base Metal (1) 6/2025 USD (50,198) 1,587
LME Lead Base Metal (2) 6/2025 USD (100,456) 2,539
LME Lead Base Metal (3) 6/2025 USD (150,617) 4,820
LME Lead Base Metal (43) 6/2025 USD (2,160,675) (9)
LME Nickel Base Metal (1) 6/2025 USD (95,463) 1,695

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (2) 6/2025 USD $ (190,908) $ 3,445
LME Nickel Base Metal (8) 6/2025 USD (762,924) 16,529
LME Nickel Base Metal (11) 6/2025 USD (1,049,670) 13,172
LME Nickel Base Metal (15) 6/2025 USD (1,426,950) (14,625)
LME Nickel Base Metal (15) 6/2025 USD (1,431,589) 15,877
LME Nickel Base Metal (16) 6/2025 USD (1,524,260) 82,732
LME Nickel Base Metal (19) 6/2025 USD (1,811,091) 80,683
LME Nickel Base Metal (24) 6/2025 USD (2,285,732) 100,996
LME Nickel Base Metal (25) 6/2025 USD (2,382,000) 125,175
LME Nickel Base Metal (31) 6/2025 USD (2,960,748) 12,130
LME Nickel Base Metal (165) 6/2025 USD (15,730,367) (17,817)
LME Zinc Base Metal (4) 6/2025 USD (285,250) (2,410)
LME Zinc Base Metal (7) 6/2025 USD (498,925) 19,929
LME Zinc Base Metal (9) 6/2025 USD (642,112) 27,686
LME Zinc Base Metal (10) 6/2025 USD (713,200) 22,770
LME Zinc Base Metal (17) 6/2025 USD (1,211,161) 34,463
LME Zinc Base Metal (25) 6/2025 USD (1,782,031) 41,222
LME Zinc Base Metal (29) 6/2025 USD (2,066,975) 72,102
LME Zinc Base Metal (29) 6/2025 USD (2,069,165) 68,411
LME Zinc Base Metal (53) 6/2025 USD (3,780,954) 8,388
Long Gilt (84) 6/2025 GBP (9,942,496) 85,148
NASDAQ 100 E-Mini Index (2) 6/2025 USD (777,580) 23,434
Nikkei 225 Index (157) 6/2025 JPY (37,326,622) 1,204,103
Palladium (27) 6/2025 USD (2,701,890) (205,497)
Russell 2000 E-Mini Index (39) 6/2025 USD (3,952,845) (27,847)
S&P Midcap 400 E-Mini Index (24) 6/2025 USD (7,052,640) 72,801
SPI 200 Index (19) 6/2025 AUD (2,337,923) 39,812
TOPIX Index (107) 6/2025 JPY (18,990,199) 74,882
Aluminum (8) 7/2025 USD (497,550) 37,907
Platinum (309) 7/2025 USD (15,874,875) (478,587)
Milling Wheat No. 2 (34) 9/2025 EUR (401,189) (412)
French Base Electricity (2) 12/2025 EUR (1,181,940) 9,889
3 Month SONIA (6) 3/2027 GBP (1,863,123) (312)
3 Month SONIA (24) 6/2027 GBP (7,451,331) (794)
3 Month SOFR (105) 9/2027 USD (25,341,750) (32,772)
3 Month SONIA (79) 9/2027 GBP (24,523,470) (1,502)
Total of short contracts 3,626,753
Net unrealized appreciation $ 2,857,484
Forward foreign currency exchange contracts outstanding as of March 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 4,584,939 USD 2,859,918 CITI 6/18/2025 $ 6,822
AUD 4,584,936 USD 2,859,902 JPMC 6/18/2025 6,836
BRL 34,355,055 USD 5,828,995 CITI
**
6/18/2025 93,047
BRL 34,355,055 USD 5,828,966 JPMC
**
6/18/2025 93,076
CAD 2,830,500 USD 1,972,158 CITI 6/18/2025 2,386
CAD 2,830,500 USD 1,972,148 JPMC 6/18/2025 2,396
CHF 1,333,937 USD 1,506,803 CITI 6/18/2025 14,953
CHF 1,333,936 USD 1,506,794 JPMC 6/18/2025 14,960
CLP 1,134,660,624 USD 1,189,299 CITI
**
6/18/2025 4,974
CLP 1,134,660,624 USD 1,189,293 JPMC
**
6/18/2025 4,980

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CZK 297,372,576 USD 12,527,569 CITI 6/18/2025 $ 377,454
CZK 297,372,576 USD 12,527,507 JPMC 6/18/2025 377,517
DKK 9,825,500 USD 1,391,207 CITI 6/18/2025 40,108
DKK 9,825,500 USD 1,391,200 JPMC 6/18/2025 40,115
EUR 15,406,500 USD 16,723,851 CITI 6/18/2025 8,169
EUR 15,406,500 USD 16,723,767 JPMC 6/18/2025 8,252
GBP 20,666,000 USD 26,310,133 CITI 6/18/2025 383,231
GBP 20,666,001 USD 26,310,003 JPMC 6/18/2025 383,363
HUF 3,629,211,871 USD 9,419,321 CITI 6/18/2025 283,693
HUF 3,629,211,871 USD 9,419,273 JPMC 6/18/2025 283,740
INR 100,000,000 USD 1,154,890 CITI
**
6/18/2025 8,405
INR 100,000,000 USD 1,154,884 JPMC
**
6/18/2025 8,410
NOK 323,645,303 USD 30,058,256 CITI 6/18/2025 703,779
NOK 323,645,303 USD 30,058,106 JPMC 6/18/2025 703,929
PEN 8,330,606 USD 2,255,618 CITI
**
6/18/2025 7,509
PEN 8,330,606 USD 2,255,607 JPMC
**
6/18/2025 7,520
PHP 275,000,000 USD 4,779,384 CITI
**
6/18/2025 14,731
PHP 275,000,000 USD 4,779,360 JPMC
**
6/18/2025 14,755
PLN 19,820,000 USD 4,966,777 CITI 6/18/2025 135,607
PLN 19,820,000 USD 4,966,752 JPMC 6/18/2025 135,632
SEK 241,000,000 USD 23,723,805 CITI 6/18/2025 362,851
SEK 241,000,000 USD 23,723,687 JPMC 6/18/2025 362,970
SGD 1,726,989 USD 1,287,300 CITI 6/18/2025 3,321
SGD 1,726,989 USD 1,287,293 JPMC 6/18/2025 3,327
USD 53,872,917 AUD 85,422,126 CITI 6/18/2025 462,607
USD 53,873,185 AUD 85,422,124 JPMC 6/18/2025 462,877
USD 16,717,320 CAD 23,895,500 CITI 6/18/2025 47,926
USD 16,717,403 CAD 23,895,500 JPMC 6/18/2025 48,009
USD 1,549,183 CHF 1,349,930 CITI 6/18/2025 9,183
USD 1,549,191 CHF 1,349,930 JPMC 6/18/2025 9,190
USD 12,880,217 CNY 92,843,657 CITI
**
6/18/2025 33,836
USD 12,880,281 CNY 92,843,657 JPMC
**
6/18/2025 33,901
USD 656,880 CZK 15,000,000 CITI 6/18/2025 5,928
USD 656,883 CZK 15,000,000 JPMC 6/18/2025 5,931
USD 47,873,524 EUR 43,826,000 CITI 6/18/2025 276,894
USD 47,873,763 EUR 43,826,000 JPMC 6/18/2025 277,133
USD 3,488,481 GBP 2,695,999 CITI 6/18/2025 6,178
USD 3,488,501 GBP 2,696,001 JPMC 6/18/2025 6,195
USD 4,387,548 IDR 72,185,649,844 CITI
**
6/18/2025 70,630
USD 4,387,570 IDR 72,185,649,844 JPMC
**
6/18/2025 70,652
USD 1,580,692 ILS 5,724,500 CITI 6/18/2025 38,307
USD 1,580,700 ILS 5,724,500 JPMC 6/18/2025 38,315
USD 10,122,659 JPY 1,500,000,000 CITI 6/18/2025 34,593
USD 10,122,709 JPY 1,500,000,000 JPMC 6/18/2025 34,644
USD 27,433,065 KRW 39,506,226,093 CITI
**
6/18/2025 521,779
USD 27,433,202 KRW 39,506,226,093 JPMC
**
6/18/2025 521,916
USD 3,417,242 MXN 70,559,749 CITI 6/18/2025 4,847
USD 3,417,259 MXN 70,559,749 JPMC 6/18/2025 4,864
USD 47,391,197 NZD 82,513,352 CITI 6/18/2025 454,068
USD 47,391,434 NZD 82,513,352 JPMC 6/18/2025 454,305
USD 8,411,403 SGD 11,185,000 CITI 6/18/2025 52,582
USD 8,411,445 SGD 11,185,000 JPMC 6/18/2025 52,624
USD 6,158,496 THB 206,209,376 CITI 6/18/2025 46,546
USD 6,158,527 THB 206,209,376 JPMC 6/18/2025 46,577
USD 13,966,042 TWD 456,238,361 CITI
**
6/18/2025 172,494
USD 13,970,517 TWD 456,238,361 JPMC
**
6/18/2025 176,969
ZAR 687,856,698 USD 37,035,599 CITI 6/18/2025 246,099

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 687,856,698 USD 37,035,414 JPMC 6/18/2025 $ 246,284
Total unrealized appreciation 9,877,701
AUD 2,976,563 USD 1,877,063 CITI 6/18/2025 (15,963)
AUD 2,976,562 USD 1,877,053 JPMC 6/18/2025 (15,953)
CAD 12,728,000 USD 8,931,528 CITI 6/18/2025 (52,532)
CAD 12,728,000 USD 8,931,483 JPMC 6/18/2025 (52,488)
CHF 8,378,063 USD 9,601,253 CITI 6/18/2025 (43,558)
CHF 8,378,064 USD 9,601,206 JPMC 6/18/2025 (43,509)
CLP 11,377,284,991 USD 12,205,067 CITI
**
6/18/2025 (230,053)
CLP 11,377,284,991 USD 12,205,006 JPMC
**
6/18/2025 (229,993)
CNY 49,862,500 USD 6,919,216 CITI
**
6/18/2025 (19,954)
CNY 49,862,500 USD 6,919,181 JPMC
**
6/18/2025 (19,920)
COP 30,565,202,996 USD 7,325,800 CITI
**
6/18/2025 (93,431)
COP 30,565,202,996 USD 7,325,764 JPMC
**
6/18/2025 (93,396)
CZK 302,384,049 USD 13,148,281 CITI 6/18/2025 (25,776)
CZK 302,384,049 USD 13,148,216 JPMC 6/18/2025 (25,711)
EUR 5,202,000 USD 5,671,950 CITI 6/18/2025 (22,389)
EUR 5,202,000 USD 5,671,922 JPMC 6/18/2025 (22,360)
GBP 6,920,000 USD 8,973,971 CITI 6/18/2025 (35,711)
GBP 6,920,000 USD 8,973,926 JPMC 6/18/2025 (35,666)
HUF 3,425,000,000 USD 9,218,293 CITI 6/18/2025 (61,258)
HUF 3,425,000,000 USD 9,218,247 JPMC 6/18/2025 (61,211)
IDR 2,500,000,000 USD 150,278 CITI
**
6/18/2025 (771)
IDR 2,500,000,000 USD 150,277 JPMC
**
6/18/2025 (770)
ILS 33,110,500 USD 9,256,699 CITI 6/18/2025 (335,544)
ILS 33,110,500 USD 9,256,653 JPMC 6/18/2025 (335,499)
JPY 21,062,732,570 USD 142,902,317 CITI 6/18/2025 (1,247,501)
JPY 21,062,732,570 USD 142,901,602 JPMC 6/18/2025 (1,246,784)
KRW 8,600,000,000 USD 5,954,044 CITI
**
6/18/2025 (95,801)
KRW 8,600,000,000 USD 5,954,014 JPMC
**
6/18/2025 (95,771)
MXN 126,000,000 USD 6,206,525 CITI 6/18/2025 (112,941)
MXN 126,000,000 USD 6,206,494 JPMC 6/18/2025 (112,911)
NOK 101,011,186 USD 9,624,743 CITI 6/18/2025 (23,771)
NOK 101,011,186 USD 9,624,695 JPMC 6/18/2025 (23,722)
NZD 88,421,500 USD 50,838,087 CITI 6/18/2025 (540,151)
NZD 88,421,500 USD 50,837,833 JPMC 6/18/2025 (539,897)
PEN 16,065,487 USD 4,381,889 CITI
**
6/18/2025 (17,473)
PEN 16,065,487 USD 4,381,867 JPMC
**
6/18/2025 (17,451)
PHP 95,000,000 USD 1,658,372 CITI
**
6/18/2025 (2,224)
PHP 95,000,000 USD 1,658,364 JPMC
**
6/18/2025 (2,215)
PLN 53,089,500 USD 13,746,991 CITI 6/18/2025 (79,835)
PLN 53,089,500 USD 13,746,922 JPMC 6/18/2025 (79,765)
SEK 65,000,000 USD 6,515,989 CITI 6/18/2025 (19,587)
SEK 65,000,000 USD 6,515,956 JPMC 6/18/2025 (19,555)
SGD 14,115,719 USD 10,621,681 CITI 6/18/2025 (72,661)
SGD 14,115,719 USD 10,621,628 JPMC 6/18/2025 (72,609)
TWD 131,500,000 USD 4,029,614 CITI
**
6/18/2025 (53,948)
TWD 131,500,000 USD 4,029,594 JPMC
**
6/18/2025 (53,928)
USD 13,284,120 AUD 21,320,376 CITI 6/18/2025 (46,476)
USD 13,284,185 AUD 21,320,374 JPMC 6/18/2025 (46,410)
USD 35,599,870 CAD 51,099,906 CITI 6/18/2025 (47,196)
USD 35,600,048 CAD 51,099,906 JPMC 6/18/2025 (47,018)
USD 5,386,218 CHF 4,755,105 CITI 6/18/2025 (38,406)
USD 5,386,245 CHF 4,755,105 JPMC 6/18/2025 (38,380)
USD 3,982,403 CNY 28,852,468 CITI
**
6/18/2025 (9,789)
USD 3,982,423 CNY 28,852,468 JPMC
**
6/18/2025 (9,769)
USD 60,238,830 EUR 56,323,306 CITI 6/18/2025 (930,329)
USD 60,239,131 EUR 56,323,306 JPMC 6/18/2025 (930,027)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 5,637,757 GBP 4,378,000 CITI 6/18/2025 $ (17,114)
USD 5,637,785 GBP 4,378,000 JPMC 6/18/2025 (17,086)
USD 35,818,552 INR 3,139,008,984 CITI
**
6/18/2025 (697,364)
USD 35,818,731 INR 3,139,008,984 JPMC
**
6/18/2025 (697,185)
USD 14,054,886 JPY 2,095,000,000 CITI 6/18/2025 (34,779)
USD 14,054,956 JPY 2,095,000,000 JPMC 6/18/2025 (34,709)
USD 12,556,312 MXN 260,679,247 CITI 6/18/2025 (50,601)
USD 12,556,375 MXN 260,679,247 JPMC 6/18/2025 (50,538)
USD 28,264,910 NZD 50,091,141 CITI 6/18/2025 (229,076)
USD 28,265,052 NZD 50,091,141 JPMC 6/18/2025 (228,935)
USD 924,533 PHP 53,649,833 CITI
**
6/18/2025 (10,752)
USD 924,538 PHP 53,649,833 JPMC
**
6/18/2025 (10,747)
USD 886,494 PLN 3,534,850 CITI 6/18/2025 (23,504)
USD 886,498 PLN 3,534,850 JPMC 6/18/2025 (23,500)
USD 1,067,605 SEK 11,250,000 CITI 6/18/2025 (56,772)
USD 1,067,611 SEK 11,250,000 JPMC 6/18/2025 (56,767)
USD 1,496,437 THB 50,903,124 CITI 6/18/2025 (12,308)
USD 1,496,444 THB 50,903,124 JPMC 6/18/2025 (12,301)
ZAR 508,728,302 USD 27,752,352 CITI 6/18/2025 (179,378)
ZAR 508,728,302 USD 27,752,213 JPMC 6/18/2025 (179,240)
Total unrealized depreciation (11,170,373)
Net unrealized depreciation $ (1,292,672)
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of March 31, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.03%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
54 months
maturity
08/10/2029
$– $– $– $–
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
19-55 months
maturity
ranging from
09/21/2026
- 09/21/2029
$618 $(15,016) $(43) $(15,059)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 105.2%
COMMON STOCKS - 51.8%
Australia - 1 .3%
AGL Energy Ltd. (2)(a) 9,781 64,561
Aristocrat Leisure Ltd. (2) 24,322 983,658
BlueScope Steel Ltd. (2) 37,413 501,108
Computershare Ltd. (2)(a) 71,565 1,764,008
Evolution Mining Ltd. (2)(a) 438,223 1,960,780
Harvey Norman Holdings Ltd. (2) 25,082 78,888
JB Hi-Fi Ltd. (2) 39,286 2,296,273
Northern Star Resources Ltd. (2)
(a) 108,723 1,255,226
Pro Medicus Ltd. (2) 15,980 2,022,676
Qantas Airways Ltd. (2) 100,214 571,334
QBE Insurance Group Ltd. (2) 53,533 739,674
Technology One Ltd. (2) 10,660 187,502
Westpac Banking Corp. (2) 33,638 670,320
Whitehaven Coal Ltd. (2) 237,552 817,236
13,913,244
Belgium - 0 .0% †
Ageas SA/NV (2) 5,523 331,067
Anheuser-Busch InBev SA/NV (2)
(a) 212 13,034
344,101
Canada - 1 .2%
Agnico Eagle Mines Ltd. (a) 6,302 682,773
AtkinsRealis Group, Inc. 7,285 346,114
Bank of Nova Scotia (The) 31,635 1,499,917
Barrick Gold Corp. (a) 2,199 42,695
Canadian Natural Resources Ltd. 10,619 326,750
CCL Industries, Inc., Class B (a) 2,075 101,353
Celestica, Inc. *(a)(b) 3,635 286,748
Cenovus Energy, Inc. 53,404 742,212
Empire Co. Ltd., Class A 10,324 346,154
Fairfax Financial Holdings Ltd. 600 867,172
iA Financial Corp., Inc. 8,570 813,854
Imperial Oil Ltd. 2,771 200,164
Kinross Gold Corp. (a) 41,383 521,367
Manulife Financial Corp. (a)(b) 15,684 488,705
Pan American Silver Corp. (a) 55,105 1,423,337
Parkland Corp. 8,708 217,965
Shopify, Inc., Class A *(a)(b) 10,836 1,030,853
Suncor Energy, Inc. 51,786 2,005,152
West Fraser Timber Co. Ltd. (a)(b) 11,634 893,580
Whitecap Resources, Inc. 38,066 244,947
13,081,812
China - 0 .1%
NXP Semiconductors NV (a)(b) 238 45,234
Prosus NV (2) 14,030 651,823
Yangzijiang Shipbuilding Holdings
Ltd. (2) 154,400 270,976
968,033
INVESTMENTS SHARES VALUE ($)
Denmark - 0 .4%
AP Moller - Maersk A/S, Class B
(2)(a) 461 802,338
Danske Bank A/S (2) 40,549 1,327,226
ISS A/S (2) 3,710 85,191
Novo Nordisk A/S, Class B (2) 7,596 519,402
Pandora A/S (2) 8,761 1,342,723
Vestas Wind Systems A/S (2)* 6,865 94,974
4,171,854
Finland - 0 .2%
Nordea Bank Abp (2) 134,244 1,717,041
Wartsila OYJ Abp (2) 22,596 403,191
2,120,232
France - 1 .2%
Alstom SA (2)* 17,202 381,036
BNP Paribas SA (2)(a) 2,057 171,923
Cie de Saint-Gobain SA (2) 11,170 1,112,720
Dassault Aviation SA (2) 775 255,538
Eiffage SA (2) 373 43,428
Engie SA (2)(a) 2,914 56,782
Hermes International SCA (2)(a) 117 307,841
Ipsen SA (2) 363 41,811
LVMH Moet Hennessy Louis
Vuitton SE (2)(a) 136 84,222
Renault SA (2) 24,151 1,223,405
Rexel SA (2) 9,045 243,771
Safran SA (2) 2,461 647,941
SCOR SE (2) 1,616 46,670
Societe Generale SA (2) 139,123 6,276,382
TotalEnergies SE (2) 6,949 447,745
Valeo SE (2) 89,559 840,821
Vivendi SE (2) 141,513 424,212
12,606,248
Germany - 1 .5%
adidas AG (2)(a) 176 41,511
Allianz SE (Registered) (2)(a) 1,636 626,113
BASF SE (2)(a) 8,559 429,053
Commerzbank AG (2) 145,538 3,330,635
Daimler Truck Holding AG (2) 1,501 60,805
Deutsche Bank AG (Registered)
(2) 64,815 1,545,006
Fresenius Medical Care AG (2) 3,104 154,455
Heidelberg Materials AG (2)(a) 1,778 306,487
Mercedes-Benz Group AG (2) 4,563 269,544
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 491 310,175
Rheinmetall AG (2) 2,975 4,256,996
SAP SE (2) 4,433 1,187,821
Scout24 SE (2)(c) 1,458 152,685
TeamViewer SE (2)*(c) 3,661 47,792
thyssenkrupp AG (2) 236,272 2,425,780
Zalando SE (2)*(c) 18,675 647,748
15,792,606
Guatemala - 0 .1%
Millicom International Cellular SA,
SDR (3) 26,015 776,428

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 0 .0% †
Hong Kong Exchanges & Clearing
Ltd. (2) 800 35,587
Techtronic Industries Co. Ltd. (2) 10,000 119,843
WH Group Ltd. (2)(c) 82,500 75,752
231,182
Italy - 0 .7%
Banca Monte dei Paschi di Siena
SpA (2) 99,218 789,105
Banco BPM SpA (2) 5,213 53,048
Intesa Sanpaolo SpA (2) 491,175 2,531,354
Leonardo SpA (2) 7,110 346,249
Poste Italiane SpA (2)(c) 37,296 665,372
UniCredit SpA (2) 23,449 1,316,243
Unipol Assicurazioni SpA (2) 107,600 1,722,453
7,423,824
Japan - 3 .6%
Asics Corp. (2) 36,600 776,197
Bandai Namco Holdings, Inc. (2) 3,700 124,126
Daiichi Sankyo Co. Ltd. (2) 1,800 42,865
Ebara Corp. (2) 17,200 261,794
Fujikura Ltd. (2) 30,400 1,125,861
GMO Payment Gateway, Inc. (2) 4,200 223,477
Honda Motor Co. Ltd. (2) 244,100 2,209,001
IHI Corp. (2) 9,500 662,994
Inpex Corp. (2) 141,700 1,965,492
Japan Post Bank Co. Ltd. (2) 277,100 2,813,557
Kawasaki Kisen Kaisha Ltd. (2) 9,000 122,332
Keyence Corp. (2) 1,800 707,778
LY Corp. (2) 105,700 357,917
Makita Corp. (2) 6,100 202,114
Marubeni Corp. (2) 2,600 41,709
Mazda Motor Corp. (2) 218,600 1,398,682
MISUMI Group, Inc. (2) 29,300 487,689
Mitsubishi UFJ Financial Group,
Inc. (2) 110,700 1,509,264
Mitsui OSK Lines Ltd. (2) 1,800 62,671
Mizuho Financial Group, Inc. (2) 104,300 2,862,381
MS&AD Insurance Group
Holdings, Inc. (2) 11,600 252,275
Nippon Steel Corp. (2)(a) 12,400 265,373
Nippon Yusen KK (2) 27,400 905,518
Nomura Holdings, Inc. (2) 330,800 2,038,364
Persol Holdings Co. Ltd. (2) 370,700 617,662
Rakuten Group, Inc. (2)* 7,200 41,306
Ryohin Keikaku Co. Ltd. (2) 77,600 2,119,915
Shimamura Co. Ltd. (2) 4,900 280,842
Shimizu Corp. (2) 4,600 40,942
Socionext, Inc. (2) 125,600 1,525,118
SoftBank Corp. (2)(a) 1,203,200 1,678,434
SoftBank Group Corp. (2)(a) 900 46,035
Sojitz Corp. (2) 23,080 508,689
Sompo Holdings, Inc. (2) 6,300 191,843
Sony Group Corp. (2)(a) 36,500 923,560
Square Enix Holdings Co. Ltd. (2) 29,900 1,388,901
Sumitomo Mitsui Financial Group,
Inc. (2) 56,100 1,442,590
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 188,300 542,059
INVESTMENTS SHARES VALUE ($)
Japan - 3.6% (continued)
Tokyo Electron Ltd. (2) 21,200 2,907,210
TOPPAN Holdings, Inc. (2) 4,200 114,817
Toyota Tsusho Corp. (2) 6,100 102,772
Trend Micro, Inc. (2) 23,800 1,606,690
USS Co. Ltd. (2) 50,800 472,190
37,971,006
Luxembourg - 0 .1%
ArcelorMittal SA (2) 24,282 701,424
Netherlands - 0 .3%
ABN AMRO Bank NV, CVA (2)(c) 4,440 93,557
Argenx SE (2)* 428 252,561
ASML Holding NV (2) 2,895 1,915,835
ING Groep NV (2) 5,135 100,601
Koninklijke Vopak NV (2) 2,614 113,565
NN Group NV (2) 20,842 1,159,769
3,635,888
New Zealand - 0 .1%
Xero Ltd. (2)* 11,847 1,157,968
Norway - 0 .3%
Equinor ASA (2) 97,258 2,568,462
TOMRA Systems ASA (2) 5,846 83,468
2,651,930
Russia - 0 .0%
Evraz plc (3)* 27,473 –
Singapore - 0 .2%
Grab Holdings Ltd., Class A *(a)(b) 239,307 1,084,060
Sea Ltd., ADR * 3,836 500,560
1,584,620
Spain - 0 .4%
Acerinox SA (2) 3,944 46,201
ACS Actividades de Construccion
y Servicios SA (2) 5,948 340,424
Banco Santander SA (2) 403,392 2,717,616
Bankinter SA (2) 5,634 62,623
CaixaBank SA (2) 55,618 433,250
Mapfre SA (2) 98,572 303,697
Repsol SA (2) 3,300 43,816
3,947,627
Sweden - 0 .1%
Svenska Handelsbanken AB,
Class A (2) 23,221 262,432
Swedbank AB, Class A (2) 7,430 169,214
Telefonaktiebolaget LM Ericsson,
Class B (2) 43,714 340,129
Trelleborg AB, Class B (2) 1,095 40,725
812,500
Switzerland - 0 .6%
ABB Ltd. (Registered) (2) 4,749 245,039
Baloise Holding AG (Registered)
(2) 1,341 281,443
DSM-Firmenich AG (2)(a) 3,229 319,665
Julius Baer Group Ltd. (2) 1,793 124,284

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 0.6% (continued)
Logitech International SA
(Registered) (2) 11,276 955,474
Lonza Group AG (Registered) (2) 481 297,147
Sandoz Group AG (2) 1,932 81,017
TE Connectivity plc 436 61,616
Zurich Insurance Group AG (2)(a) 6,033 4,211,082
6,576,767
United Kingdom - 1 .7%
Aviva plc (2) 5,826 41,989
Barclays plc (2) 545,433 2,050,847
British American Tobacco plc (2)(a) 9,253 379,599
Burberry Group plc (2) 31,264 314,918
Centrica plc (2)(a) 158,393 306,689
CK Hutchison Holdings Ltd. (2) 12,500 70,462
Direct Line Insurance Group plc (2) 73,450 267,263
easyJet plc (2) 57,588 331,138
Flutter Entertainment plc *(a)(b) 7,245 1,605,130
HSBC Holdings plc (2) 130,617 1,480,738
InterContinental Hotels Group plc
(2) 682 73,431
International Distribution Services
plc 39,286 184,214
London Stock Exchange Group
plc (2) 2,579 383,052
Marks & Spencer Group plc (2) 138,350 638,742
NatWest Group plc (2) 463,304 2,735,527
Ocado Group plc (2)* 253,238 927,273
Rolls-Royce Holdings plc (2)* 223,281 2,170,149
Standard Chartered plc (2) 14,883 220,854
Subsea 7 SA (2) 6,280 100,411
TechnipFMC plc 105,072 3,329,731
17,612,157
United States - 37 .7%
3M Co. (a)(b) 9,583 1,407,359
Abbott Laboratories (a) 442 58,631
AbbVie, Inc. 954 199,882
Abercrombie & Fitch Co., Class A * 44,166 3,372,957
Adobe, Inc. * 19,140 7,340,763
Advanced Micro Devices, Inc. *(a)
(b) 1,082 111,165
Airbnb, Inc., Class A *(a)(b) 47,128 5,629,911
Alaska Air Group, Inc. * 28,564 1,405,920
Align Technology, Inc. * 264 41,939
Allison Transmission Holdings, Inc. 8,929 854,237
Allstate Corp. (The) (a) 1,702 352,433
Alnylam Pharmaceuticals, Inc. * 1,115 301,072
Alphabet, Inc., Class A 16,131 2,494,498
Alphabet, Inc., Class C 30,119 4,705,491
Altria Group, Inc. (a)(b) 24,108 1,446,962
Amazon.com, Inc. *(a) 47,351 9,009,000
Amedisys, Inc. * 665 61,599
American Express Co. 1,121 301,605
American International Group, Inc.
(a)(b) 18,363 1,596,479
Amphenol Corp., Class A 22,148 1,452,687
Apellis Pharmaceuticals, Inc. *(a)
(b) 33,165 725,319
Appfolio, Inc., Class A *(a)(b) 190 41,781
INVESTMENTS SHARES VALUE ($)
United States - 37.7% (continued)
Apple, Inc. (a)(b) 77,695 17,258,389
Applied Materials, Inc. 2,099 304,607
Arista Networks, Inc. *(a)(b) 86,780 6,723,714
Arrow Electronics, Inc. *(a)(b) 1,810 187,932
Assurant, Inc. 404 84,739
Assured Guaranty Ltd. 3,535 311,434
AT&T, Inc. (a) 58,512 1,654,719
Atlassian Corp., Class A * 17,189 3,647,678
Autodesk, Inc. * 3,360 879,648
Axis Capital Holdings Ltd. 12,032 1,206,088
Baker Hughes Co., Class A (a)(b) 44,563 1,958,544
Bank of America Corp. 57,536 2,400,977
Bank of New York Mellon Corp.
(The) 2,208 185,185
Bank OZK (a)(b) 14,114 613,253
Bath & Body Works, Inc. (a)(b) 43,793 1,327,804
BellRing Brands, Inc. *(a) 3,625 269,918
Berkshire Hathaway, Inc., Class B
*(a)(b) 8,190 4,361,830
Best Buy Co., Inc. (a)(b) 5,484 403,677
Biogen, Inc. * 4,225 578,149
BioMarin Pharmaceutical, Inc. *(a)
(b) 25,961 1,835,183
Blackrock, Inc. (a)(b) 666 630,356
Booking Holdings, Inc. (a)(b) 1,427 6,574,061
BP plc (2) 370,261 2,077,703
Bristol-Myers Squibb Co. 15,997 975,657
Broadcom, Inc. 20,492 3,430,976
Bruker Corp. (a)(b) 8,816 367,980
Builders FirstSource, Inc. *(a)(b) 874 109,198
Burlington Stores, Inc. *(a)(b) 2,264 539,579
Capital One Financial Corp. 4,932 884,308
Cardinal Health, Inc. 4,950 681,962
CarMax, Inc. *(a) 1,318 102,699
Celsius Holdings, Inc. *(a)(b) 19,401 691,064
Centene Corp. * 96,569 5,862,704
Charles Schwab Corp. (The) 541 42,349
Cheniere Energy, Inc. 5,794 1,340,732
Chewy, Inc., Class A * 66,241 2,153,495
Chipotle Mexican Grill, Inc., Class
A *(a)(b) 7,997 401,529
Chubb Ltd. (a)(b) 2,638 796,650
Ciena Corp. *(a)(b) 1,061 64,116
Cigna Group (The) (a)(b) 4,076 1,341,004
Cincinnati Financial Corp. 2,954 436,365
Cisco Systems, Inc. 11,928 736,077
Citigroup, Inc. 61,638 4,375,682
Citizens Financial Group, Inc. (a)
(b) 34,911 1,430,304
Cloudflare, Inc., Class A *(a)(b) 1,847 208,138
CME Group, Inc. (a)(b) 9,983 2,648,390
CNA Financial Corp. (a)(b) 3,029 153,843
CNO Financial Group, Inc. 1,041 43,358
Coca-Cola Co. (The) (a) 3,795 271,798
Coca-Cola Consolidated, Inc. 538 726,300
Cognizant Technology Solutions
Corp., Class A (a)(b) 633 48,425
Coherent Corp. *(a)(b) 2,356 152,999
Colgate-Palmolive Co. (a) 454 42,540
Comcast Corp., Class A 30,901 1,140,247

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 37.7% (continued)
Comfort Systems USA, Inc. (a)(b) 6,583 2,121,898
Commvault Systems, Inc. *(a)(b) 4,884 770,500
Concentrix Corp. 44,615 2,482,379
ConocoPhillips 60,945 6,400,444
Corebridge Financial, Inc. 56,420 1,781,179
Costco Wholesale Corp. (a) 786 743,383
CRH plc (a)(b) 2,863 251,858
Crowdstrike Holdings, Inc., Class
A *(a)(b) 227 80,036
Crown Holdings, Inc. (a)(b) 1,057 94,348
Cummins, Inc. 1,250 391,800
CVS Health Corp. (a) 14,617 990,302
Danaher Corp. 6,456 1,323,480
Datadog, Inc., Class A * 893 88,595
Dell Technologies, Inc., Class C 1,881 171,453
Delta Air Lines, Inc. (a)(b) 76,250 3,324,500
Devon Energy Corp. 28,344 1,060,066
Dick's Sporting Goods, Inc. (a) 1,020 205,591
Discover Financial Services 512 87,398
DoorDash, Inc., Class A * 11,719 2,141,882
DraftKings, Inc., Class A * 45,193 1,500,860
Elastic NV * 15,124 1,347,548
Elevance Health, Inc. (a) 1,874 815,115
Eli Lilly & Co. 4,084 3,373,016
Enphase Energy, Inc. *(a)(b) 9,444 586,000
EOG Resources, Inc. 13,305 1,706,233
Equinix, Inc., REIT (a) 61 49,736
Etsy, Inc. *(a)(b) 35,065 1,654,367
Evercore, Inc., Class A 5,633 1,125,023
Exelixis, Inc. *(a)(b) 47,594 1,757,170
Expedia Group, Inc. 13,092 2,200,765
Exxon Mobil Corp. (a) 8,000 951,440
Fair Isaac Corp. * 36 66,390
Federated Hermes, Inc., Class B 1,071 43,665
Fidelity National Information
Services, Inc. (a)(b) 3,530 263,620
First Horizon Corp. 40,301 782,645
Fiserv, Inc. *(a)(b) 739 163,193
Flowserve Corp. 13,657 667,008
FMC Corp. 36,769 1,551,284
Fortinet, Inc. * 42,217 4,063,808
Gap, Inc. (The) 4,098 84,460
Garmin Ltd. (a)(b) 10,261 2,227,971
Gartner, Inc. * 101 42,394
Gates Industrial Corp. plc * 51,970 956,768
GE Aerospace (a)(b) 30,494 6,103,374
GE Vernova, Inc. 11,025 3,365,712
General Motors Co. (a)(b) 128,905 6,062,402
Gilead Sciences, Inc. 5,158 577,954
Gitlab, Inc., Class A *(a)(b) 7,295 342,865
Global Payments, Inc. 3,124 305,902
Globe Life, Inc. 4,150 546,638
GoDaddy, Inc., Class A *(a)(b) 5,532 996,534
GSK plc (2) 26,456 505,580
Guidewire Software, Inc. *(a)(b) 5,391 1,010,058
HealthEquity, Inc. *(a)(b) 2,017 178,242
Hewlett Packard Enterprise Co.
(a)(b) 165,937 2,560,408
HF Sinclair Corp. 11,394 374,635
Holcim AG (2)(a) 1,393 149,905
INVESTMENTS SHARES VALUE ($)
United States - 37.7% (continued)
Home Depot, Inc. (The) (a) 305 111,779
Howmet Aerospace, Inc. (a)(b) 9,827 1,274,857
HubSpot, Inc. *(a)(b) 3,435 1,962,381
Humana, Inc. 9,992 2,643,883
Huntington Bancshares, Inc. (a)(b) 59,126 887,481
Illumina, Inc. *(a)(b) 23,553 1,868,695
Incyte Corp. *(a)(b) 60,066 3,636,996
Inspire Medical Systems, Inc. *(a)
(b) 1,142 181,898
Insulet Corp. *(a)(b) 1,871 491,343
Intel Corp. 46,146 1,047,976
Intuit, Inc. 615 377,604
Invesco Ltd. 78,043 1,183,912
Jacobs Solutions, Inc. (a) 347 41,949
Johnson & Johnson (a)(b) 27,974 4,639,208
Johnson Controls International plc 19,051 1,526,176
JPMorgan Chase & Co. 11,612 2,848,424
KB Home (a)(b) 3,577 207,895
Kemper Corp. 695 46,461
KLA Corp. (a) 447 303,871
Kyndryl Holdings, Inc. *(a)(b) 12,598 395,577
LivaNova plc * 8,106 318,404
Lockheed Martin Corp. 839 374,790
Lyft, Inc., Class A * 39,768 472,046
Manhattan Associates, Inc. * 4,179 723,134
Marathon Petroleum Corp. (a)(b) 4,870 709,510
Marvell Technology, Inc. 45,345 2,791,892
MasTec, Inc. * 7,193 839,495
Mastercard, Inc., Class A 519 284,474
Matador Resources Co. 3,921 200,324
Mattel, Inc. * 60,349 1,172,581
McKesson Corp. 2,672 1,798,229
Medpace Holdings, Inc. *(a)(b) 1,488 453,379
Medtronic plc (a) 1,443 129,668
Merck & Co., Inc. 40,863 3,667,863
Meta Platforms, Inc., Class A 11,243 6,480,015
MetLife, Inc. 6,160 494,586
Microsoft Corp. 26,229 9,846,103
Molina Healthcare, Inc. *(a)(b) 6,801 2,240,181
Mosaic Co. (The) (a) 1,622 43,810
MSCI, Inc., Class A 7,199 4,071,035
Natera, Inc. *(a)(b) 13,640 1,928,832
NetApp, Inc. 5,233 459,667
Netflix, Inc. * 2,110 1,967,638
Neurocrine Biosciences, Inc. * 9,456 1,045,834
Newell Brands, Inc. (a)(b) 187,333 1,161,465
Northern Trust Corp. (a)(b) 2,322 229,065
Northrop Grumman Corp. 4,847 2,481,712
Novartis AG (Registered) (2) 36,633 4,068,820
Nutanix, Inc., Class A * 15,953 1,113,679
NVIDIA Corp. (a) 162,575 17,619,878
Okta, Inc., Class A *(a)(b) 5,104 537,043
Oracle Corp. 299 41,803
Oshkosh Corp. 502 47,228
Ovintiv, Inc. 61,164 2,617,819
Owens Corning 3,628 518,151
PACCAR, Inc. (a)(b) 905 88,120
Palantir Technologies, Inc., Class
A *(a)(b) 16,735 1,412,434
Palo Alto Networks, Inc. *(a)(b) 9,456 1,613,572

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 37.7% (continued)
PayPal Holdings, Inc. *(a)(b) 56,874 3,711,029
Pegasystems, Inc. 3,194 222,047
Penumbra, Inc. * 1,187 317,416
Pfizer, Inc. 55,623 1,409,487
Philip Morris International, Inc. (a) 21,028 3,337,774
Pinterest, Inc., Class A * 34,206 1,060,386
PNC Financial Services Group,
Inc. (The) 15,889 2,792,810
Popular, Inc. 1,585 146,406
Progressive Corp. (The) (a) 3,891 1,101,192
Prologis, Inc., REIT (a)(b) 514 57,460
Prosperity Bancshares, Inc. 1,478 105,485
QUALCOMM, Inc. (a)(b) 10,086 1,549,310
Qualys, Inc. * 1,695 213,451
Ralph Lauren Corp., Class A 8,015 1,769,231
Range Resources Corp. (a)(b) 2,118 84,572
Regeneron Pharmaceuticals, Inc. 4,156 2,635,860
Reinsurance Group of America,
Inc. 1,515 298,304
ResMed, Inc. (a)(b) 753 168,559
Robert Half, Inc. 3,865 210,836
Robinhood Markets, Inc., Class A
*(a)(b) 16,360 680,903
ROBLOX Corp., Class A * 95,448 5,563,664
Roche Holding AG (2) 2,252 741,195
Ross Stores, Inc. (a)(b) 336 42,937
Royal Gold, Inc. (a) 4,016 656,656
RTX Corp. 320 42,387
Salesforce, Inc. 5,775 1,549,779
Schlumberger NV (a)(b) 1,004 41,967
Schneider Electric SE (2) 284 65,560
Seagate Technology Holdings plc
(a)(b) 4,817 409,204
SentinelOne, Inc., Class A *(a)(b) 3,510 63,812
ServiceNow, Inc. *(a)(b) 4,153 3,306,369
Shell plc (2) 103,225 3,757,424
Signify NV (2)(c) 2,642 57,363
Skechers USA, Inc., Class A *(a)(b) 4,425 251,252
Skyworks Solutions, Inc. 745 48,149
SLM Corp. 10,223 300,250
Snap, Inc., Class A *(a)(b) 318,333 2,772,680
Snowflake, Inc., Class A *(a)(b) 30,453 4,451,010
SS&C Technologies Holdings, Inc.
(a)(b) 1,732 144,674
State Street Corp. 2,835 253,818
Stifel Financial Corp. 10,208 962,206
Swiss Re AG (2) 7,803 1,327,906
Synchrony Financial (a)(b) 9,665 511,665
Tapestry, Inc. 15,223 1,071,851
TD SYNNEX Corp. 3,017 313,647
Tenet Healthcare Corp. * 5,927 797,182
Teradyne, Inc. (a)(b) 12,952 1,069,835
Terex Corp. (a)(b) 1,463 55,272
Tesla, Inc. *(a) 15,848 4,107,168
Texas Capital Bancshares, Inc. * 17,605 1,315,094
Texas Pacific Land Corp. (a)(b) 350 463,747
Texas Roadhouse, Inc., Class A 7,114 1,185,406
T-Mobile US, Inc. (a) 1,908 508,883
Toll Brothers, Inc. 7,475 789,285
Toro Co. (The) 573 41,686
INVESTMENTS SHARES VALUE ($)
United States - 37.7% (continued)
Trane Technologies plc 4,786 1,612,499
Travelers Cos., Inc. (The) (a) 973 257,320
Trimble, Inc. * 8,270 542,926
Twilio, Inc., Class A * 6,895 675,089
Uber Technologies, Inc. *(a)(b) 16,138 1,175,815
United Airlines Holdings, Inc. *(a)
(b) 16,559 1,143,399
United Parcel Service, Inc., Class
B (a) 12,776 1,405,232
United Therapeutics Corp. *(a)(b) 1,075 331,390
UnitedHealth Group, Inc. 12,581 6,589,299
Unity Software, Inc. * 3,584 70,211
Unum Group 7,822 637,180
US Bancorp 996 42,051
Valero Energy Corp. (a)(b) 6,088 804,042
Valley National Bancorp (a)(b) 63,277 562,533
Veeva Systems, Inc., Class A * 483 111,877
VeriSign, Inc. *(a)(b) 7,012 1,780,136
Verizon Communications, Inc. (a) 1,724 78,201
Vertiv Holdings Co., Class A (a)(b) 11,160 805,752
Vestis Corp. 4,164 41,224
VF Corp. 81,188 1,260,038
Visa, Inc., Class A (a)(b) 810 283,873
Walmart, Inc. (a) 15,838 1,390,418
Walt Disney Co. (The) (a) 5,034 496,856
Wells Fargo & Co. 4,922 353,350
Wendy's Co. (The) 18,628 272,528
Westinghouse Air Brake
Technologies Corp. 1,676 303,943
Willis Towers Watson plc 874 295,368
Wingstop, Inc. 8,919 2,011,948
Woodward, Inc. 683 124,641
Workday, Inc., Class A *(a)(b) 1,469 343,056
Xcel Energy, Inc. (a) 603 42,686
Zebra Technologies Corp., Class
A *(a)(b) 460 129,978
Zions Bancorp NA 15,906 793,073
Zoom Communications, Inc., Class
A * 16,899 1,246,639
ZoomInfo Technologies, Inc., Class
A * 31,199 311,990
Zscaler, Inc. *(a)(b) 6,156 1,221,474
398,363,707
TOTAL COMMON STOCKS
(Cost $487,364,393) 546,445,158
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Volkswagen AG (Preference) (2)
(Cost $334,934) 3,796 387,337
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 9 .9%
French Republic
0.10%, 3/1/2029 (2)(d)(e) EUR 24,228,600 25,704,547
0.10%, 7/25/2031 (2)(d)(e) 12,254,484 12,661,114
0.10%, 3/1/2032 (2)(d)(e) 800,338 805,808

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 9.9% (continued)
0.10%, 3/1/2036 (2)(d)(e) EUR 11,514,505 10,736,356
0.10%, 7/25/2036 (2)(d)(e) 14,979,679 14,031,027
United Kingdom Gilt Inflation-Linked
0.13%, 8/10/2031 (2)(d)(e) GBP 2,001,165 2,489,945
1.25%, 11/22/2032 (2)(d)(e) 8,478,659 11,209,891
0.75%, 11/22/2033 (2)(d)(e) 5,997,996 7,545,408
0.75%, 3/22/2034 (2)(d)(e) 8,096,160 10,096,883
0.13%, 11/22/2036 (2)(d)(e) 7,984,079 8,942,263
Cost: $104,460,020 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $104,460,020) 104,223,242
U.S. TREASURY OBLIGATIONS - 20 .3%
U.S. Treasury Inflation-Linked Notes
1.25%, 4/15/2028 (2)(d) $ 1,800,436 1,800,873
2.38%, 10/15/2028 (2)(d) 14,312,532 14,910,455
2.13%, 4/15/2029 (2)(d) 15,200,192 15,649,768
1.63%, 10/15/2029 (2)(d) 16,052,322 16,278,512
0.13%, 7/15/2030 (2)(d) 13,629,110 12,765,423
0.13%, 1/15/2031 (2)(d) 18,304,950 16,905,061
0.13%, 7/15/2031 (2)(d) 19,438,100 17,847,358
0.13%, 1/15/2032 (2)(d) 20,742,419 18,771,524
0.63%, 7/15/2032 (2)(d) 18,805,620 17,553,848
1.13%, 1/15/2033 (2)(d) 18,769,520 17,980,106
1.38%, 7/15/2033 (2)(d) 17,467,699 17,037,889
1.75%, 1/15/2034 (2)(d) 18,808,608 18,776,068
1.88%, 7/15/2034 (2)(d) 19,842,844 20,027,282
2.13%, 1/15/2035 (2)(d) 7,247,520 7,439,123
Cost: $210,203,569 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $210,203,569) 213,743,290
SHARES
SHORT-TERM INVESTMENTS - 23.2%
INVESTMENT COMPANIES - 19 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.15%
(f)(g) 18,247,632 18,247,632
Limited Purpose Cash Investment
Fund, 4.32% (f) 184,251,240 184,195,966
TOTAL INVESTMENT COMPANIES
(Cost $202,427,325) 202,443,598
—
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 4 .0%
U.S. Treasury Bills
4.41%, 5/22/2025 (2)(h)(i) $ 2,030,000 2,017,850
4.44%, 5/29/2025 (2)(h) 1,110,000 1,102,422
4.40%, 6/5/2025 (2)(h)(i) 1,100,000 1,091,668
4.25%, 6/20/2025 (2)(h)(i) 2,176,000 2,155,687
4.22%, 7/3/2025 (2)(h)(i) 3,944,000 3,901,271
4.27%, 7/17/2025 (2)(h)(i) 20,000 19,751
4.25%, 7/24/2025 (2)(h)(i) 3,010,000 2,970,285
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 4.0% (continued)
4.19%, 9/18/2025 (2)(h)(i) $ 29,804,000 29,228,369
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $42,486,061) 42,487,303
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $244,913,386) 244,930,901
TOTAL LONG POSITIONS
(Cost $1,047,276,302) 1,109,729,928
SHARES
SHORT POSITIONS - (11.9)%
COMMON STOCKS - (11.8)%
Australia - ( 0 .6 ) %
Ampol Ltd. (2) (4,569) (67,212)
Domino's Pizza Enterprises Ltd. (2) (26,964) (434,882)
IDP Education Ltd. (2) (49,322) (292,215)
IGO Ltd. (2) (17,106) (42,655)
Liontown Resources Ltd. (2) (263,788) (104,120)
Lynas Rare Earths Ltd. (2) (169,923) (743,990)
Mineral Resources Ltd. (2) (28,897) (436,317)
NEXTDC Ltd. (2) (17,669) (126,554)
Pilbara Minerals Ltd. (2) (2,129,219) (2,267,072)
Telix Pharmaceuticals Ltd. (2) (22,812) (381,936)
Treasury Wine Estates Ltd. (2) (11,913) (73,041)
Woodside Energy Group Ltd. (2) (154,346) (2,242,328)
(7,212,322)
Canada - ( 0 .1 ) %
Cameco Corp. (10,724) (441,465)
Restaurant Brands International,
Inc. (1,485) (98,993)
(540,458)
Chile - ( 0 .1 ) %
Lundin Mining Corp. (86,763) (703,003)
Denmark - ( 0 .1 ) %
Coloplast A/S, Class B (2) (1,807) (189,525)
DSV A/S (2) (1,578) (305,156)
Zealand Pharma A/S (2) (4,715) (354,070)
(848,751)
France - ( 0 .1 ) %
Edenred SE (2) (12,251) (398,114)
Sartorius Stedim Biotech (2) (2,639) (522,832)
(920,946)
Germany - ( 0 .1 ) %
Infineon Technologies AG (2) (6,651) (221,710)
KION Group AG (2) (12,157) (509,820)
(731,530)
Italy - ( 0 .0 ) % †
ERG SpA (2) (2,751) (52,256)
Japan - ( 1 .1 ) %
Ajinomoto Co., Inc. (2) (4,200) (83,150)
Allegro MicroSystems, Inc. (66,899) (1,681,172)
Chugai Pharmaceutical Co. Ltd. (2) (1,100) (50,393)
Denso Corp. (2) (4,800) (59,552)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (1.1)% (continued)
Dentsu Group, Inc. (2) (6,400) (141,341)
Eisai Co. Ltd. (2) (3,700) (102,998)
ENEOS Holdings, Inc. (2) (7,700) (40,610)
Ibiden Co. Ltd. (2) (1,400) (37,765)
Idemitsu Kosan Co. Ltd. (2) (103,400) (731,379)
KDDI Corp. (2) (53,000) (837,170)
Keisei Electric Railway Co. Ltd. (2) (18,000) (162,630)
Kubota Corp. (2) (37,700) (465,874)
Lasertec Corp. (2) (12,300) (1,057,190)
M3, Inc. (2) (121,200) (1,384,521)
Nippon Sanso Holdings Corp. (2) (13,400) (406,483)
Nissan Motor Co. Ltd. (2) (387,900) (994,837)
Nitori Holdings Co. Ltd. (2) (1,400) (136,975)
Oriental Land Co. Ltd. (2) (18,900) (372,722)
Rakuten Bank Ltd. (2) (12,200) (530,510)
Seibu Holdings, Inc. (2) (9,200) (203,904)
SUMCO Corp. (2) (234,800) (1,591,072)
Sysmex Corp. (2) (2,300) (43,907)
Toyota Motor Corp. (2) (2,400) (42,426)
Yamaha Motor Co. Ltd. (2) (46,000) (368,291)
Yaskawa Electric Corp. (2) (31,600) (791,836)
(12,318,708)
Netherlands - ( 0 .3 ) %
OCI NV (2) (6,936) (80,543)
Universal Music Group NV (2) (98,089) (2,708,532)
(2,789,075)
Poland - ( 0 .1 ) %
InPost SA (2) (37,939) (556,803)
Spain - ( 0 .0 ) % †
Cellnex Telecom SA (2)(c) (5,101) (181,334)
Sweden - ( 0 .0 ) % †
Axfood AB (10,326) (231,959)
Epiroc AB, Class A (2) (3,453) (69,524)
EQT AB (2) (1,346) (41,044)
(342,527)
Switzerland - ( 0 .4 ) %
Avolta AG (2) (7,738) (338,959)
Bachem Holding AG, Class B (2) (690) (40,754)
Barry Callebaut AG (Registered)
(2) (2,646) (3,504,397)
SIG Group AG (2) (13,776) (254,710)
Straumann Holding AG
(Registered) (2) (343) (41,525)
Swatch Group AG (The) (2) (1,540) (265,568)
Tecan Group AG (Registered) (2) (214) (40,720)
Temenos AG (Registered) (2) (2,002) (155,440)
(4,642,073)
United Kingdom - ( 0 .1 ) %
Harbour Energy plc (2) (84,219) (229,022)
JD Sports Fashion plc (2) (415,218) (367,151)
Wise plc, Class A (2) (18,672) (229,197)
(825,370)
INVESTMENTS SHARES VALUE ($)
United States - ( 8 .6 ) %
10X Genomics, Inc., Class A (4,579) (39,975)
AAON, Inc. (9,262) (723,640)
Advance Auto Parts, Inc. (8,654) (339,323)
Affirm Holdings, Inc., Class A (5,289) (239,010)
AGCO Corp. (2,789) (258,178)
Air Products and Chemicals, Inc. (3,344) (986,212)
Albemarle Corp. (3,651) (262,945)
Amentum Holdings, Inc. (40,470) (736,554)
API Group Corp. (3,173) (113,466)
AppLovin Corp., Class A (1,704) (451,509)
Avient Corp. (3,523) (130,915)
Avis Budget Group, Inc. (4,053) (307,623)
Azenta, Inc. (9,247) (320,316)
Belden, Inc. (4,005) (401,501)
Bentley Systems, Inc., Class B (1,058) (41,622)
BILL Holdings, Inc. (9,351) (429,117)
Bio-Techne Corp. (1,839) (107,821)
Boeing Co. (The) (243) (41,444)
BRP, Inc. (15,429) (520,965)
Brunswick Corp. (3,821) (205,761)
BXP, Inc., REIT (34,815) (2,339,220)
Caesars Entertainment, Inc. (8,537) (213,425)
Capri Holdings Ltd. (49,058) (967,914)
Carvana Co., Class A (3,408) (712,545)
Casey's General Stores, Inc. (1,165) (505,657)
Cava Group, Inc. (3,629) (313,582)
Celanese Corp., Class A (27,826) (1,579,682)
CenterPoint Energy, Inc. (22,001) (797,096)
Certara, Inc. (19,534) (193,387)
Chart Industries, Inc. (2,337) (337,369)
Chemours Co. (The) (51,623) (698,459)
Choice Hotels International, Inc. (970) (128,797)
Churchill Downs, Inc. (4,878) (541,799)
Clarivate plc (490,444) (1,927,445)
Constellation Energy Corp. (3,609) (727,683)
Core & Main, Inc., Class A (16,657) (804,700)
Coty, Inc., Class A (15,987) (87,449)
Crane NXT Co. (28,341) (1,456,727)
Crocs, Inc. (930) (98,766)
Dollar Tree, Inc. (13,650) (1,024,706)
DXC Technology Co. (26,571) (453,036)
Elanco Animal Health, Inc. (10,811) (113,516)
elf Beauty, Inc. (19,946) (1,252,409)
Entegris, Inc. (13,441) (1,175,819)
Erie Indemnity Co., Class A (2,342) (981,415)
Everus Construction Group, Inc. (5,193) (192,608)
First Citizens BancShares, Inc.,
Class A (380) (704,566)
First Solar, Inc. (9,989) (1,262,909)
Five9, Inc. (25,125) (682,144)
Flagstar Financial, Inc. (153,262) (1,780,904)
Floor & Decor Holdings, Inc., Class
A (6,849) (551,139)
Fortrea Holdings, Inc. (9,413) (71,068)
GCI Liberty, Inc. Escrow, Class
A (3) (114) –
Grocery Outlet Holding Corp. (106,753) (1,492,407)
GXO Logistics, Inc. (1,500) (58,620)
Harley-Davidson, Inc. (4,620) (116,655)
Hershey Co. (The) (5,250) (897,908)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (8.6)% (continued)
Highwoods Properties, Inc., REIT (2,234) (66,216)
Hilton Grand Vacations, Inc. (16,933) (633,464)
Huntington Ingalls Industries, Inc. (1,503) (306,672)
Hyatt Hotels Corp., Class A (10,793) (1,322,143)
Independence Realty Trust, Inc.,
REIT (2,016) (42,800)
Ingersoll Rand, Inc. (1,880) (150,456)
International Paper Co. (790) (42,147)
Ionis Pharmaceuticals, Inc. (91,824) (2,770,330)
Iridium Communications, Inc. (9,343) (255,251)
Kenvue, Inc. (26,895) (644,942)
Kilroy Realty Corp., REIT (4,268) (139,820)
Kinsale Capital Group, Inc. (753) (366,493)
Kohl's Corp. (73,947) (604,886)
Lamb Weston Holdings, Inc. (807) (43,013)
Lantheus Holdings, Inc. (2,373) (231,605)
Lattice Semiconductor Corp. (5,340) (280,083)
Leggett & Platt, Inc. (40,733) (322,198)
Liberty Broadband Corp., Class C (295) (25,090)
Lucid Group, Inc. (211,902) (512,803)
Lumentum Holdings, Inc. (28,292) (1,763,723)
Macy's, Inc. (5,869) (73,715)
Marriott Vacations Worldwide Corp. (7,047) (452,699)
Masimo Corp. (3,347) (557,610)
MGM Resorts International (1,385) (41,051)
Microchip Technology, Inc. (3,802) (184,055)
Micron Technology, Inc. (475) (41,273)
MicroStrategy, Inc., Class A (3,004) (865,963)
Moderna, Inc. (16,194) (459,100)
MP Materials Corp. (20,739) (506,239)
Murphy USA, Inc. (92) (43,223)
National Storage Affiliates Trust,
REIT (14,010) (551,994)
nCino, Inc. (77,188) (2,120,354)
Neogen Corp. (389,721) (3,378,880)
New Fortress Energy, Inc. (110,224) (915,961)
New Jersey Resources Corp. (851) (41,750)
NIKE, Inc., Class B (12,458) (790,834)
Novanta, Inc. (898) (114,827)
nVent Electric plc (1,093) (57,295)
Old National Bancorp (54,539) (1,155,681)
Ollie's Bargain Outlet Holdings,
Inc. (371) (43,170)
Option Care Health, Inc. (16,370) (572,132)
Ormat Technologies, Inc. (20,051) (1,419,009)
Park Hotels & Resorts, Inc., REIT (15,350) (163,938)
Paycor HCM, Inc. (1,721) (38,619)
Penn Entertainment, Inc. (81,078) (1,322,382)
Perrigo Co. plc (20,446) (573,306)
Planet Fitness, Inc., Class A (9,039) (873,258)
Plug Power, Inc. (75,821) (102,358)
Pool Corp. (2,694) (857,635)
Quanta Services, Inc. (5,271) (1,339,783)
QuantumScape Corp. (276,208) (1,149,025)
Repligen Corp. (2,583) (328,661)
RH (2,841) (665,959)
Rivian Automotive, Inc., Class A (176,200) (2,193,690)
Rockwell Automation, Inc. (1,703) (440,021)
Roivant Sciences Ltd. (156,185) (1,575,907)
Royal Caribbean Cruises Ltd. (3,876) (796,285)
INVESTMENTS SHARES VALUE ($)
United States - (8.6)% (continued)
Saia, Inc. (1,193) (416,870)
Scotts Miracle-Gro Co. (The) (769) (42,210)
Sensata Technologies Holding plc (6,295) (152,780)
Shift4 Payments, Inc., Class A (43,051) (3,517,696)
Simpson Manufacturing Co., Inc. (1,768) (277,717)
Somnigroup International, Inc. (15,352) (919,278)
Sotera Health Co. (21,126) (246,329)
Sun Communities, Inc., REIT (9,816) (1,262,730)
Super Micro Computer, Inc. (29,764) (1,019,119)
Thor Industries, Inc. (21,815) (1,653,795)
Toast, Inc., Class A (49,991) (1,658,201)
TopBuild Corp. (505) (154,000)
Trex Co., Inc. (19,179) (1,114,300)
UGI Corp. (29,618) (979,467)
Ultragenyx Pharmaceutical, Inc. (1,264) (45,769)
Under Armour, Inc., Class A (200,250) (1,251,563)
Valvoline, Inc. (1,197) (41,668)
Viking Therapeutics, Inc. (39,161) (945,738)
Vornado Realty Trust, REIT (52,453) (1,940,236)
West Pharmaceutical Services,
Inc. (1,102) (246,716)
WillScot Holdings Corp. (60,714) (1,687,849)
Wolfspeed, Inc. (70,303) (215,127)
XPO, Inc. (2,488) (267,659)
(91,290,022)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (83,957) (1,128,917)
TOTAL COMMON STOCKS
(Proceeds $(147,942,116))                                                     (125,084,095)
PREFERRED STOCKS - (0.1)%
Germany - ( 0 .1 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (8,460) (423,701)
Sartorius AG (Preference) (2) (652) (151,994)
TOTAL PREFERRED STOCKS
(Proceeds $(1,043,171))                                                     (575,695)
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)
(Proceeds $–) (97) –
TOTAL SHORT POSITIONS
(Proceeds $(148,985,287)) (125,659,790)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.3%
(Cost $898,291,015) 984,070,138
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.7% ‡ 70,854,212
NET ASSETS - 100.0% 1,054,924,350

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 30,411,722 2 .9%
Consumer Discretionary 54,877,802 5 .2
Consumer Staples 1,459,671 0 .1
Energy 33,004,872 3 .1
Financials 99,437,943 9 .5
Foreign Government Securities 104,223,242 9 .9
Health Care 52,096,032 4 .9
Industrials 44,779,080 4 .2
Information Technology 110,302,380 10 .5
Materials 4,207,444 0 .4
Real Estate (6,399,757) ( 0 .6 )
Utilities (3,004,484) ( 0 .3 )
Investment Companies 202,443,598 19 .2
U.S. Treasury Obligations 256,230,593 24 .3
Total Investments In Securities
At Value 984,070,138 93 .3
Other Assets in Excess of
Liabilities ‡ 70,854,212 6 .7
Net Assets
$ 1,054,924,350 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2025 amounted to $125,760,409, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $5,678,434 were also segregated.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at March 31, 2025 amounted to $91,791,168. Additional securities sold but not yet settled totaling $4,880,752 were also rehypothecated.
(c) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $1,135,234, which represents 0.11% of net assets of the Fund.
(d) Inflation-protected security.
(e) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2025 amounted to $104,223,242, which represents 9.88% of net assets of the Fund.
(f) Represents 7-day effective yield as of March 31, 2025.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(h) The rate shown was the effective yield at the date of purchase.
(i) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Total return swap contracts outstanding as of March 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 04/17/2025 EUR (19,255,078) $ 455,373

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.67%)
Monthly BANA 06/18/2025 EUR (5,516,334) $ 172,984
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.25%)
Monthly BANA 06/18/2025 EUR (11,236,878) 410,929
Total unrealized appreciation 1,039,286
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 06/20/2025 CHF 12,727,560 (438,895)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly BANA 06/18/2025 HKD 88,893,128 (487,389)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.45%)
Increases in
total return of
reference entity
Monthly BANA 06/18/2025 EUR 3,427,157 (14,117)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.14%)
Increases in
total return of
reference entity
Monthly BANA 06/18/2025 EUR 2,952,971 (29,881)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.07%)
Increases in
total return of
reference entity
Monthly BANA 06/18/2025 CHF 3,088,157 (55,760)
Total unrealized depreciation (1,026,042)
Net unrealized appreciation $ 13,244

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 411 4/2025 USD $ 30,730,470 $ 1,294,130
Hang Seng Index 2 4/2025 HKD 297,657 (4,925)
IBEX 35 Index 281 4/2025 EUR 39,864,807 (461,223)
LME Aluminum Base Metal 1 4/2025 USD 63,010 (2,443)
LME Aluminum Base Metal 1 4/2025 USD 62,933 (186)
LME Aluminum Base Metal 1 4/2025 USD 62,904 (3,008)
LME Aluminum Base Metal 1 4/2025 USD 62,901 (3,822)
LME Aluminum Base Metal 1 4/2025 USD 62,904 492
LME Aluminum Base Metal 3 4/2025 USD 188,768 (4,604)
LME Aluminum Base Metal 6 4/2025 USD 377,498 (14,843)
LME Aluminum Base Metal 12 4/2025 USD 756,570 (25,378)
LME Copper Base Metal 1 4/2025 USD 241,729 16,534
LME Copper Base Metal 1 4/2025 USD 241,981 10,641
LME Copper Base Metal 1 4/2025 USD 241,924 13,370
LME Copper Base Metal 2 4/2025 USD 483,021 41,660
LME Copper Base Metal 4 4/2025 USD 967,823 49,138
LME Copper Base Metal 5 4/2025 USD 1,209,529 64,433
LME Copper Base Metal 18 4/2025 USD 4,355,654 277,014
LME Lead Base Metal 1 4/2025 USD 49,813 851
LME Lead Base Metal 1 4/2025 USD 49,802 1,321
LME Lead Base Metal 1 4/2025 USD 49,734 1,112
LME Lead Base Metal 2 4/2025 USD 99,581 2,001
LME Lead Base Metal 3 4/2025 USD 149,168 2,371
LME Lead Base Metal 3 4/2025 USD 149,111 3,579
LME Lead Base Metal 3 4/2025 USD 148,886 4,424
LME Lead Base Metal 3 4/2025 USD 149,534 3,182
LME Nickel Base Metal 1 4/2025 USD 94,284 1,771
LME Nickel Base Metal 1 4/2025 USD 94,425 (1,308)
LME Nickel Base Metal 4 4/2025 USD 378,411 (549)
LME Nickel Base Metal 4 4/2025 USD 378,088 2,452
LME Zinc Base Metal 1 4/2025 USD 70,971 (137)
LME Zinc Base Metal 4 4/2025 USD 284,354 6,230
LME Zinc Base Metal 4 4/2025 USD 284,237 525
LME Zinc Base Metal 4 4/2025 USD 284,077 (4,533)
LME Zinc Base Metal 6 4/2025 USD 425,967 (2,788)
Natural Gas 47 4/2025 USD 1,935,930 (101,369)
OMXS30 Index 150 4/2025 SEK 3,694,114 (247,733)
Sugar No. 11 203 4/2025 USD 4,288,010 (33,791)
Brent Crude Oil 354 5/2025 USD 26,185,380 1,015,381
Coffee 'C' 64 5/2025 USD 9,114,000 934,153
Feeder Cattle 4 5/2025 USD 569,000 29,202
LME Aluminum Base Metal 2 5/2025 USD 126,471 (7,945)
LME Aluminum Base Metal 2 5/2025 USD 126,221 (4,639)
LME Aluminum Base Metal 3 5/2025 USD 189,707 (13,417)
LME Aluminum Base Metal 4 5/2025 USD 252,767 (10,945)
LME Aluminum Base Metal 7 5/2025 USD 441,599 (22,810)
LME Aluminum Base Metal 9 5/2025 USD 567,956 (22,146)
LME Aluminum Base Metal 13 5/2025 USD 820,203 (39,781)
LME Aluminum Base Metal 16 5/2025 USD 1,010,668 (42,555)
LME Copper Base Metal 1 5/2025 USD 242,275 6,695
LME Copper Base Metal 4 5/2025 USD 968,823 51,086
LME Copper Base Metal 4 5/2025 USD 969,447 19,264
LME Copper Base Metal 5 5/2025 USD 1,212,059 26,862
LME Copper Base Metal 7 5/2025 USD 1,696,882 29,483

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 7 5/2025 USD $ 1,696,357 $ 37,902
LME Copper Base Metal 7 5/2025 USD 1,696,628 18,424
LME Copper Base Metal 8 5/2025 USD 1,938,694 68,531
LME Copper Base Metal 11 5/2025 USD 2,665,795 87,297
LME Lead Base Metal 1 5/2025 USD 50,004 251
LME Lead Base Metal 1 5/2025 USD 49,948 274
LME Lead Base Metal 2 5/2025 USD 100,086 (70)
LME Lead Base Metal 3 5/2025 USD 149,759 1,073
LME Lead Base Metal 3 5/2025 USD 150,041 1,195
LME Lead Base Metal 3 5/2025 USD 149,928 745
LME Lead Base Metal 4 5/2025 USD 200,404 1,393
LME Lead Base Metal 5 5/2025 USD 250,366 2,603
LME Lead Base Metal 5 5/2025 USD 250,146 8
LME Nickel Base Metal 1 5/2025 USD 94,748 51
LME Nickel Base Metal 1 5/2025 USD 94,832 1,619
LME Nickel Base Metal 3 5/2025 USD 284,712 5,524
LME Nickel Base Metal 3 5/2025 USD 285,066 2,457
LME Nickel Base Metal 3 5/2025 USD 285,012 9,153
LME Nickel Base Metal 3 5/2025 USD 284,766 6,046
LME Nickel Base Metal 3 5/2025 USD 284,848 4,489
LME Nickel Base Metal 4 5/2025 USD 378,928 8,331
LME Nickel Base Metal 6 5/2025 USD 568,849 16,854
LME Zinc Base Metal 1 5/2025 USD 71,191 (383)
LME Zinc Base Metal 1 5/2025 USD 71,220 (863)
LME Zinc Base Metal 2 5/2025 USD 142,440 (1,366)
LME Zinc Base Metal 2 5/2025 USD 142,525 2,969
LME Zinc Base Metal 2 5/2025 USD 142,353 1,547
LME Zinc Base Metal 3 5/2025 USD 213,762 1,912
LME Zinc Base Metal 5 5/2025 USD 356,100 1,794
LME Zinc Base Metal 7 5/2025 USD 498,540 (5,850)
LME Zinc Base Metal 7 5/2025 USD 498,540 2,459
Low Sulphur Gasoil 2 5/2025 USD 136,400 7,431
Natural Gas 62 5/2025 USD 2,639,340 60,764
NY Harbor ULSD 63 5/2025 USD 5,977,579 268,905
RBOB Gasoline 61 5/2025 USD 5,842,641 303,786
Silver 27 5/2025 USD 4,672,485 103,545
Soybean 262 5/2025 USD 13,293,225 (335,876)
Soybean Meal 32 5/2025 USD 936,640 (34,023)
Soybean Oil 112 5/2025 USD 3,016,608 139,586
WTI Crude Oil 318 5/2025 USD 22,562,100 1,282,185
100 oz Gold 151 6/2025 USD 47,569,530 2,425,041
Australia 10 Year Bond 1,398 6/2025 AUD 98,375,095 81,095
Australia 3 Year Bond 307 6/2025 AUD 20,424,869 32,178
Euro STOXX 50 Index 343 6/2025 EUR 19,245,269 (687,514)
Euro-Bobl 347 6/2025 EUR 44,181,107 (177,933)
Euro-BTP 224 6/2025 EUR 28,479,193 (375,805)
Euro-Bund 1,642 6/2025 EUR 228,630,439 (2,738,196)
Euro-Buxl 82 6/2025 EUR 10,560,192 (526,511)
Euro-OAT 300 6/2025 EUR 39,818,873 (514,350)
Euro-Schatz 103 6/2025 EUR 11,909,768 14,378
FTSE 100 Index 239 6/2025 GBP 26,525,931 (367,596)
FTSE/MIB Index 238 6/2025 EUR 48,039,413 (1,627,083)
Japan 10 Year Bond 20 6/2025 JPY 18,439,896 46,085
Lean Hogs 87 6/2025 USD 3,315,570 (19,856)
Live Cattle 93 6/2025 USD 7,575,780 53,452
LME Aluminum Base Metal 5 6/2025 USD 316,085 (14,505)
LME Aluminum Base Metal 6 6/2025 USD 379,604 (15,589)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 9 6/2025 USD $ 568,706 $ (19,396)
LME Aluminum Base Metal 9 6/2025 USD 569,473 (17,629)
LME Aluminum Base Metal 9 6/2025 USD 569,698 (11,130)
LME Aluminum Base Metal 12 6/2025 USD 759,447 (23,639)
LME Aluminum Base Metal 21 6/2025 USD 1,329,011 (91,177)
LME Aluminum Base Metal 26 6/2025 USD 1,644,773 (107,525)
LME Aluminum Base Metal 27 6/2025 USD 1,708,182 (108,999)
LME Aluminum Base Metal 75 6/2025 USD 4,742,813 (202,607)
LME Aluminum Base Metal 203 6/2025 USD 12,841,323 (360,708)
LME Copper Base Metal 1 6/2025 USD 242,608 (7,585)
LME Copper Base Metal 4 6/2025 USD 969,847 32,093
LME Copper Base Metal 4 6/2025 USD 970,855 (13,456)
LME Copper Base Metal 7 6/2025 USD 1,697,946 (16,819)
LME Copper Base Metal 7 6/2025 USD 1,697,495 28,599
LME Copper Base Metal 8 6/2025 USD 1,940,510 (11,896)
LME Copper Base Metal 13 6/2025 USD 3,154,629 (36,221)
LME Copper Base Metal 16 6/2025 USD 3,880,900 31,478
LME Copper Base Metal 22 6/2025 USD 5,335,165 (85,057)
LME Copper Base Metal 33 6/2025 USD 8,004,101 131,815
LME Copper Base Metal 191 6/2025 USD 46,352,358 1,357,713
LME Lead Base Metal 1 6/2025 USD 50,123 408
LME Lead Base Metal 1 6/2025 USD 50,154 (223)
LME Lead Base Metal 1 6/2025 USD 50,213 (1,740)
LME Lead Base Metal 2 6/2025 USD 100,456 (2,550)
LME Lead Base Metal 2 6/2025 USD 100,600 (377)
LME Lead Base Metal 4 6/2025 USD 200,793 (4,690)
LME Lead Base Metal 27 6/2025 USD 1,356,703 28,957
LME Nickel Base Metal 1 6/2025 USD 95,166 (1,137)
LME Nickel Base Metal 1 6/2025 USD 95,130 958
LME Nickel Base Metal 2 6/2025 USD 190,908 (3,018)
LME Nickel Base Metal 2 6/2025 USD 190,849 (4,025)
LME Nickel Base Metal 2 6/2025 USD 190,560 (10,086)
LME Nickel Base Metal 2 6/2025 USD 190,878 (844)
LME Nickel Base Metal 3 6/2025 USD 285,717 (11,742)
LME Nickel Base Metal 3 6/2025 USD 286,097 (6,082)
LME Nickel Base Metal 3 6/2025 USD 285,799 (15,170)
LME Nickel Base Metal 10 6/2025 USD 953,356 2,104
LME Zinc Base Metal 1 6/2025 USD 71,313 327
LME Zinc Base Metal 2 6/2025 USD 142,661 (444)
LME Zinc Base Metal 2 6/2025 USD 142,690 (5,944)
LME Zinc Base Metal 2 6/2025 USD 142,563 (3,095)
LME Zinc Base Metal 5 6/2025 USD 356,375 (14,044)
LME Zinc Base Metal 7 6/2025 USD 498,925 (17,504)
LME Zinc Base Metal 8 6/2025 USD 570,358 (21,885)
LME Zinc Base Metal 13 6/2025 USD 926,182 (22,080)
LME Zinc Base Metal 89 6/2025 USD 6,350,195 (97,731)
Long Gilt 1,058 6/2025 GBP 125,228,110 (1,040,862)
Low Sulphur Gasoil 112 6/2025 USD 7,579,600 320,359
S&P 500 E-Mini Index 10 6/2025 USD 2,826,625 44,341
S&P/TSX 60 Index 97 6/2025 CAD 20,189,319 223,555
Sugar No. 11 253 6/2025 USD 5,284,664 (226,109)
U.S. Treasury 10 Year Note 1,139 6/2025 USD 126,909,516 678,262
U.S. Treasury 2 Year Note 131 6/2025 USD 27,147,703 76,846
U.S. Treasury 5 Year Note 1,312 6/2025 USD 142,054,750 1,024,790
U.S. Treasury Long Bond 486 6/2025 USD 57,196,125 472,126
U.S. Treasury Ultra Bond 256 6/2025 USD 31,456,000 165,113
Cocoa 18 7/2025 USD 1,419,840 (35,841)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Coffee 'C' 25 7/2025 USD $ 3,519,375 $ (86,802)
Corn 77 7/2025 USD 1,783,513 (42,200)
Cotton No. 2 32 7/2025 USD 1,087,840 13,757
KC HRW Wheat 17 7/2025 USD 484,500 (29,212)
Silver 13 7/2025 USD 2,270,710 (3,809)
Soybean Meal 122 7/2025 USD 3,652,680 (100,080)
Soybean Oil 14 7/2025 USD 381,276 (1,644)
Wheat 50 7/2025 USD 1,376,250 (61,553)
Feeder Cattle 10 8/2025 USD 1,447,500 7,202
Platinum 23 2/2026 JPY 357,827 4,942
Total of long contracts 2,151,820
Short Contracts
CAC 40 10 Euro Index (301) 4/2025 EUR (25,398,153) 988,004
LME Aluminum Base Metal (1) 4/2025 USD (62,933) 290
LME Aluminum Base Metal (1) 4/2025 USD (62,904) 2,993
LME Aluminum Base Metal (1) 4/2025 USD (62,904) (956)
LME Aluminum Base Metal (1) 4/2025 USD (63,010) 2,320
LME Aluminum Base Metal (1) 4/2025 USD (62,901) 3,921
LME Aluminum Base Metal (3) 4/2025 USD (188,768) 5,124
LME Aluminum Base Metal (6) 4/2025 USD (377,498) 15,188
LME Aluminum Base Metal (12) 4/2025 USD (756,570) 23,394
LME Copper Base Metal (1) 4/2025 USD (241,729) (17,562)
LME Copper Base Metal (1) 4/2025 USD (241,981) (11,196)
LME Copper Base Metal (1) 4/2025 USD (241,924) (13,027)
LME Copper Base Metal (2) 4/2025 USD (483,021) (43,277)
LME Copper Base Metal (4) 4/2025 USD (967,823) (46,709)
LME Copper Base Metal (5) 4/2025 USD (1,209,529) (63,638)
LME Copper Base Metal (18) 4/2025 USD (4,355,654) (273,526)
LME Lead Base Metal (1) 4/2025 USD (49,734) (1,236)
LME Lead Base Metal (1) 4/2025 USD (49,813) (759)
LME Lead Base Metal (1) 4/2025 USD (49,802) (1,479)
LME Lead Base Metal (2) 4/2025 USD (99,581) (2,148)
LME Lead Base Metal (3) 4/2025 USD (149,168) (1,875)
LME Lead Base Metal (3) 4/2025 USD (149,534) (3,346)
LME Lead Base Metal (3) 4/2025 USD (149,111) (4,144)
LME Lead Base Metal (3) 4/2025 USD (148,886) (4,669)
LME Nickel Base Metal (1) 4/2025 USD (94,284) (1,617)
LME Nickel Base Metal (1) 4/2025 USD (94,425) 1,002
LME Nickel Base Metal (4) 4/2025 USD (378,088) (2,997)
LME Nickel Base Metal (4) 4/2025 USD (378,411) (1,274)
LME Zinc Base Metal (1) 4/2025 USD (70,971) 310
LME Zinc Base Metal (4) 4/2025 USD (284,237) (974)
LME Zinc Base Metal (4) 4/2025 USD (284,077) 3,769
LME Zinc Base Metal (4) 4/2025 USD (284,354) (6,866)
LME Zinc Base Metal (6) 4/2025 USD (425,967) 2,646
NY Harbor ULSD (78) 4/2025 USD (7,467,314) (190,093)
RBOB Gasoline (14) 4/2025 USD (1,346,932) (63,142)
WTI Crude Oil (209) 4/2025 USD (14,939,320) (640,404)
Cocoa (15) 5/2025 GBP (1,200,940) 42,403
Copper (3) 5/2025 USD (377,550) 3,280
Corn (95) 5/2025 USD (2,171,938) 18,038
Cotton No. 2 (5) 5/2025 USD (167,075) (3,191)
KC HRW Wheat (48) 5/2025 USD (1,336,800) 75,494
LME Aluminum Base Metal (2) 5/2025 USD (126,471) 8,195
LME Aluminum Base Metal (2) 5/2025 USD (126,221) 4,624
LME Aluminum Base Metal (3) 5/2025 USD (189,707) 12,440
LME Aluminum Base Metal (4) 5/2025 USD (252,767) 11,200

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (7) 5/2025 USD $ (441,599) $ 23,344
LME Aluminum Base Metal (9) 5/2025 USD (567,956) 20,310
LME Aluminum Base Metal (13) 5/2025 USD (820,203) 40,047
LME Aluminum Base Metal (16) 5/2025 USD (1,010,668) 42,212
LME Copper Base Metal (1) 5/2025 USD (242,275) (6,891)
LME Copper Base Metal (4) 5/2025 USD (968,823) (51,039)
LME Copper Base Metal (4) 5/2025 USD (969,447) (20,664)
LME Copper Base Metal (5) 5/2025 USD (1,212,059) (25,322)
LME Copper Base Metal (7) 5/2025 USD (1,696,357) (36,601)
LME Copper Base Metal (7) 5/2025 USD (1,696,628) (14,721)
LME Copper Base Metal (7) 5/2025 USD (1,696,882) (36,901)
LME Copper Base Metal (8) 5/2025 USD (1,938,694) (67,140)
LME Copper Base Metal (11) 5/2025 USD (2,665,795) (88,403)
LME Lead Base Metal (1) 5/2025 USD (49,948) (388)
LME Lead Base Metal (1) 5/2025 USD (50,004) (261)
LME Lead Base Metal (2) 5/2025 USD (100,086) 100
LME Lead Base Metal (3) 5/2025 USD (150,041) (1,201)
LME Lead Base Metal (3) 5/2025 USD (149,928) (1,198)
LME Lead Base Metal (3) 5/2025 USD (149,759) (1,170)
LME Lead Base Metal (4) 5/2025 USD (200,404) (1,219)
LME Lead Base Metal (5) 5/2025 USD (250,366) (2,784)
LME Lead Base Metal (5) 5/2025 USD (250,146) (14)
LME Nickel Base Metal (1) 5/2025 USD (94,832) (1,703)
LME Nickel Base Metal (1) 5/2025 USD (94,748) 157
LME Nickel Base Metal (3) 5/2025 USD (284,848) (5,164)
LME Nickel Base Metal (3) 5/2025 USD (284,712) (8,345)
LME Nickel Base Metal (3) 5/2025 USD (285,066) (4,176)
LME Nickel Base Metal (3) 5/2025 USD (284,766) (5,602)
LME Nickel Base Metal (3) 5/2025 USD (285,012) (9,125)
LME Nickel Base Metal (4) 5/2025 USD (378,928) (8,229)
LME Nickel Base Metal (6) 5/2025 USD (568,849) (14,653)
LME Zinc Base Metal (1) 5/2025 USD (71,191) 431
LME Zinc Base Metal (1) 5/2025 USD (71,220) 772
LME Zinc Base Metal (2) 5/2025 USD (142,440) 972
LME Zinc Base Metal (2) 5/2025 USD (142,525) (2,774)
LME Zinc Base Metal (2) 5/2025 USD (142,353) (1,805)
LME Zinc Base Metal (3) 5/2025 USD (213,762) (1,587)
LME Zinc Base Metal (5) 5/2025 USD (356,100) (1,365)
LME Zinc Base Metal (7) 5/2025 USD (498,540) 5,051
LME Zinc Base Metal (7) 5/2025 USD (498,540) (3,629)
Wheat (11) 5/2025 USD (295,350) 10,735
Canada 10 Year Bond (1,036) 6/2025 CAD (89,557,972) (491,386)
DAX Index (60) 6/2025 EUR (36,292,753) 769,381
LME Aluminum Base Metal (5) 6/2025 USD (316,085) 14,735
LME Aluminum Base Metal (6) 6/2025 USD (379,604) 14,012
LME Aluminum Base Metal (9) 6/2025 USD (568,706) 19,888
LME Aluminum Base Metal (9) 6/2025 USD (569,698) 9,016
LME Aluminum Base Metal (9) 6/2025 USD (569,473) 18,946
LME Aluminum Base Metal (12) 6/2025 USD (759,447) 24,352
LME Aluminum Base Metal (21) 6/2025 USD (1,329,011) 89,572
LME Aluminum Base Metal (26) 6/2025 USD (1,644,773) 105,005
LME Aluminum Base Metal (27) 6/2025 USD (1,708,182) 106,239
LME Aluminum Base Metal (75) 6/2025 USD (4,742,813) 208,428
LME Aluminum Base Metal (140) 6/2025 USD (8,856,085) 470,873
LME Copper Base Metal (1) 6/2025 USD (242,608) 7,585
LME Copper Base Metal (4) 6/2025 USD (970,855) 13,513
LME Copper Base Metal (4) 6/2025 USD (969,847) (33,308)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (7) 6/2025 USD $ (1,697,946) $ 18,260
LME Copper Base Metal (7) 6/2025 USD (1,697,495) (27,738)
LME Copper Base Metal (8) 6/2025 USD (1,940,510) 7,869
LME Copper Base Metal (13) 6/2025 USD (3,154,629) 37,487
LME Copper Base Metal (16) 6/2025 USD (3,880,900) (37,742)
LME Copper Base Metal (22) 6/2025 USD (5,335,165) 90,983
LME Copper Base Metal (24) 6/2025 USD (5,824,380) 84,882
LME Copper Base Metal (33) 6/2025 USD (8,004,101) (131,212)
LME Lead Base Metal (1) 6/2025 USD (50,213) 1,889
LME Lead Base Metal (1) 6/2025 USD (50,154) 389
LME Lead Base Metal (1) 6/2025 USD (50,123) (367)
LME Lead Base Metal (2) 6/2025 USD (100,456) 2,019
LME Lead Base Metal (2) 6/2025 USD (100,600) 45
LME Lead Base Metal (4) 6/2025 USD (200,793) 4,143
LME Lead Base Metal (23) 6/2025 USD (1,155,710) 5,559
LME Nickel Base Metal (1) 6/2025 USD (95,166) 1,501
LME Nickel Base Metal (1) 6/2025 USD (95,130) (1,593)
LME Nickel Base Metal (2) 6/2025 USD (190,849) 2,395
LME Nickel Base Metal (2) 6/2025 USD (190,878) 2,117
LME Nickel Base Metal (2) 6/2025 USD (190,908) 3,445
LME Nickel Base Metal (2) 6/2025 USD (190,560) 9,930
LME Nickel Base Metal (3) 6/2025 USD (285,717) 11,755
LME Nickel Base Metal (3) 6/2025 USD (286,097) 5,626
LME Nickel Base Metal (3) 6/2025 USD (285,799) 13,757
LME Nickel Base Metal (59) 6/2025 USD (5,624,798) 26,569
LME Zinc Base Metal (1) 6/2025 USD (71,313) (602)
LME Zinc Base Metal (2) 6/2025 USD (142,661) 403
LME Zinc Base Metal (2) 6/2025 USD (142,690) 6,554
LME Zinc Base Metal (2) 6/2025 USD (142,563) 3,382
LME Zinc Base Metal (5) 6/2025 USD (356,375) 14,235
LME Zinc Base Metal (7) 6/2025 USD (498,925) 17,129
LME Zinc Base Metal (8) 6/2025 USD (570,804) (2,402)
LME Zinc Base Metal (8) 6/2025 USD (570,358) 22,418
LME Zinc Base Metal (13) 6/2025 USD (926,182) 20,342
Russell 2000 E-Mini Index (27) 6/2025 USD (2,736,585) 82,490
S&P Midcap 400 E-Mini Index (20) 6/2025 USD (5,877,200) 37,233
SPI 200 Index (501) 6/2025 AUD (61,647,342) 300,746
TOPIX Index (54) 6/2025 JPY (9,583,839) 81,743
Aluminum (2) 7/2025 USD (124,388) 9,499
Cocoa (9) 7/2025 GBP (717,774) 5,903
Total of short contracts 1,622,479
Net unrealized appreciation $ 3,774,299
Forward foreign currency exchange contracts outstanding as of March 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 26,140,969 USD 16,285,404 CITI 6/18/2025 $ 59,276
AUD 26,140,970 USD 16,285,323 JPMC 6/18/2025 59,357
BRL 156,151,210 USD 26,504,351 CITI
**
6/18/2025 412,620
BRL 156,151,210 USD 26,504,218 JPMC
**
6/18/2025 412,752
CAD 21,580,875 USD 15,036,592 CITI 6/18/2025 18,130
CAD 21,580,875 USD 15,036,517 JPMC 6/18/2025 18,205

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CLP 1,148,453,302 USD 1,203,267 CITI
**
6/18/2025 $ 5,523
CLP 1,148,453,302 USD 1,203,261 JPMC
**
6/18/2025 5,529
CNY 27,461,250 USD 3,787,569 CITI
**
6/18/2025 12,127
CNY 27,461,250 USD 3,787,550 JPMC
**
6/18/2025 12,146
COP 50,000,000 USD 11,798 CITI
**
6/18/2025 33
COP 50,000,000 USD 11,798 JPMC
**
6/18/2025 33
CZK 6,676,772 USD 280,340 CITI 6/18/2025 9,411
CZK 6,676,772 USD 280,339 JPMC 6/18/2025 9,412
GBP 14,369,000 USD 18,494,296 CITI 6/18/2025 65,510
GBP 14,369,000 USD 18,494,203 JPMC 6/18/2025 65,603
HUF 2,731,759,001 USD 7,125,629 CITI 6/18/2025 177,966
HUF 2,731,758,998 USD 7,125,594 JPMC 6/18/2025 178,002
INR 3,634,923,500 USD 41,534,227 CITI
**
6/18/2025 750,635
INR 3,634,923,500 USD 41,534,019 JPMC
**
6/18/2025 750,843
JPY 270,000,000 USD 1,815,487 CITI 6/18/2025 364
JPY 270,000,000 USD 1,815,478 JPMC 6/18/2025 374
MXN 283,417,376 USD 13,655,000 CITI 6/18/2025 51,570
MXN 283,417,374 USD 13,654,932 JPMC 6/18/2025 51,638
NOK 542,937,502 USD 48,786,996 CITI 6/18/2025 2,818,456
NOK 542,937,498 USD 48,786,752 JPMC 6/18/2025 2,818,700
PLN 24,708,500 USD 6,223,839 CITI 6/18/2025 137,022
PLN 24,708,500 USD 6,223,808 JPMC 6/18/2025 137,053
SEK 123,500,000 USD 12,302,442 CITI 6/18/2025 40,720
SEK 123,500,000 USD 12,302,380 JPMC 6/18/2025 40,782
USD 3,320,667 AUD 5,266,375 CITI 6/18/2025 27,858
USD 3,320,683 AUD 5,266,375 JPMC 6/18/2025 27,875
USD 32,758,614 CAD 46,748,500 CITI 6/18/2025 147,070
USD 32,750,506 CAD 46,748,500 JPMC 6/18/2025 138,961
USD 8,762,750 CHF 7,659,975 CITI 6/18/2025 24,249
USD 8,762,794 CHF 7,659,975 JPMC 6/18/2025 24,292
USD 269,450 CLP 250,000,001 CITI
**
6/18/2025 6,316
USD 269,451 CLP 249,999,999 JPMC
**
6/18/2025 6,317
USD 67,348 CNY 486,000 CITI
**
6/18/2025 102
USD 67,348 CNY 486,000 JPMC
**
6/18/2025 103
USD 55,147 COP 232,750,000 CITI
**
6/18/2025 73
USD 55,147 COP 232,750,000 JPMC
**
6/18/2025 74
USD 1,689,978 CZK 38,875,001 CITI 6/18/2025 2,927
USD 1,689,987 CZK 38,875,001 JPMC 6/18/2025 2,935
USD 589,096 DKK 4,017,000 CITI 6/18/2025 3,926
USD 589,099 DKK 4,017,000 JPMC 6/18/2025 3,929
USD 15,818,244 EUR 14,493,001 CITI 6/18/2025 78,317
USD 15,818,321 EUR 14,492,999 JPMC 6/18/2025 78,397
USD 18,154,481 GBP 14,006,999 CITI 6/18/2025 62,255
USD 18,154,574 GBP 14,007,001 JPMC 6/18/2025 62,346
USD 160,162 HKD 1,243,000 CITI 6/18/2025 135
USD 160,162 HKD 1,243,000 JPMC 6/18/2025 136
USD 876,712 HUF 325,000,000 CITI 6/18/2025 7,797
USD 876,717 HUF 325,000,000 JPMC 6/18/2025 7,801
USD 243,311 IDR 4,000,000,000 CITI
**
6/18/2025 4,099
USD 243,312 IDR 4,000,000,000 JPMC
**
6/18/2025 4,100
USD 3,054,241 ILS 11,230,500 CITI 6/18/2025 28,343
USD 3,054,257 ILS 11,230,500 JPMC 6/18/2025 28,358
USD 14,282,595 JPY 2,105,824,000 CITI 6/18/2025 120,135
USD 14,282,667 JPY 2,105,824,000 JPMC 6/18/2025 120,206
USD 1,178,679 KRW 1,700,000,000 CITI
**
6/18/2025 20,654
USD 1,178,685 KRW 1,700,000,000 JPMC
**
6/18/2025 20,660
USD 1,799,293 MXN 36,968,750 CITI 6/18/2025 11,418
USD 1,799,302 MXN 36,968,750 JPMC 6/18/2025 11,427

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 5,662,647 NOK 59,464,143 CITI 6/18/2025 $ 10,663
USD 5,662,676 NOK 59,464,143 JPMC 6/18/2025 10,692
USD 15,868,555 NZD 27,577,428 CITI 6/18/2025 181,332
USD 15,868,634 NZD 27,577,428 JPMC 6/18/2025 181,412
USD 240,141 PHP 13,750,000 CITI
**
6/18/2025 435
USD 240,142 PHP 13,750,000 JPMC
**
6/18/2025 436
USD 478,181 PLN 1,856,473 CITI 6/18/2025 258
USD 478,183 PLN 1,856,473 JPMC 6/18/2025 260
USD 6,508,905 SGD 8,663,464 CITI 6/18/2025 34,489
USD 6,508,937 SGD 8,663,463 JPMC 6/18/2025 34,522
USD 3,120,144 THB 104,625,000 CITI 6/18/2025 19,107
USD 3,120,159 THB 104,625,000 JPMC 6/18/2025 19,123
USD 490,345 ZAR 9,000,000 CITI 6/18/2025 2,547
USD 490,347 ZAR 9,000,000 JPMC 6/18/2025 2,549
ZAR 306,819,813 USD 16,505,128 CITI 6/18/2025 124,446
ZAR 306,819,813 USD 16,505,045 JPMC 6/18/2025 124,528
Total unrealized appreciation 10,950,182
AUD 41,107,780 USD 25,915,803 CITI 6/18/2025 (213,104)
AUD 41,107,781 USD 25,915,674 JPMC 6/18/2025 (212,973)
BRL 698,710 USD 120,895 CITI
**
6/18/2025 (452)
BRL 698,710 USD 120,894 JPMC
**
6/18/2025 (452)
CHF 12,566,000 USD 14,409,027 CITI 6/18/2025 (73,731)
CHF 12,566,000 USD 14,408,955 JPMC 6/18/2025 (73,659)
CLP 4,687,626,413 USD 4,990,896 CITI
**
6/18/2025 (56,999)
CLP 4,687,626,412 USD 4,990,871 JPMC
**
6/18/2025 (56,970)
CNY 131,445,750 USD 18,238,955 CITI
**
6/18/2025 (51,367)
CNY 131,445,750 USD 18,238,769 JPMC
**
6/18/2025 (51,182)
COP 4,145,000,000 USD 993,612 CITI
**
6/18/2025 (12,818)
COP 4,145,000,000 USD 993,607 JPMC
**
6/18/2025 (12,813)
CZK 8,823,228 USD 384,729 CITI 6/18/2025 (1,828)
CZK 8,823,228 USD 384,727 JPMC 6/18/2025 (1,828)
EUR 8,720,000 USD 9,523,069 CITI 6/18/2025 (52,831)
EUR 8,720,000 USD 9,523,021 JPMC 6/18/2025 (52,784)
GBP 16,183,500 USD 20,927,937 CITI 6/18/2025 (24,422)
GBP 16,183,500 USD 20,927,833 JPMC 6/18/2025 (24,317)
HKD 63,000 USD 8,119 CITI 6/18/2025 (8)
HKD 63,000 USD 8,119 JPMC 6/18/2025 (8)
HUF 439,999,999 USD 1,182,981 CITI 6/18/2025 (6,604)
HUF 440,000,001 USD 1,182,975 JPMC 6/18/2025 (6,597)
ILS 9,027,000 USD 2,516,556 CITI 6/18/2025 (84,360)
ILS 9,027,000 USD 2,516,544 JPMC 6/18/2025 (84,345)
JPY 10,563,727,313 USD 71,599,524 CITI 6/18/2025 (554,476)
JPY 10,563,727,313 USD 71,599,166 JPMC 6/18/2025 (554,117)
KRW 16,997,996,786 USD 11,758,534 CITI
**
6/18/2025 (179,650)
KRW 16,997,996,787 USD 11,758,475 JPMC
**
6/18/2025 (179,595)
MXN 165,639,124 USD 8,075,799 CITI 6/18/2025 (65,196)
MXN 165,639,126 USD 8,075,759 JPMC 6/18/2025 (65,155)
NZD 2,713,000 USD 1,559,694 CITI 6/18/2025 (16,424)
NZD 2,713,000 USD 1,559,687 JPMC 6/18/2025 (16,416)
PLN 14,270,500 USD 3,690,716 CITI 6/18/2025 (16,973)
PLN 14,270,500 USD 3,690,698 JPMC 6/18/2025 (16,955)
SEK 53,500,000 USD 5,366,050 CITI 6/18/2025 (19,013)
SEK 53,500,000 USD 5,366,023 JPMC 6/18/2025 (18,985)
SGD 1,301,500 USD 980,926 CITI 6/18/2025 (8,284)
SGD 1,301,500 USD 980,921 JPMC 6/18/2025 (8,279)
TWD 326,000,000 USD 9,990,833 CITI
**
6/18/2025 (134,807)
TWD 326,000,000 USD 9,990,783 JPMC
**
6/18/2025 (134,759)
USD 2,055,212 AUD 3,296,124 CITI 6/18/2025 (5,695)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 2,055,223 AUD 3,296,126 JPMC 6/18/2025 $ (5,684)
USD 453,415 BRL 2,687,500 CITI
**
6/18/2025 (9,849)
USD 453,418 BRL 2,687,500 JPMC
**
6/18/2025 (9,847)
USD 8,988,122 CAD 12,899,000 CITI 6/18/2025 (10,163)
USD 8,988,167 CAD 12,899,000 JPMC 6/18/2025 (10,118)
USD 47,184,705 CHF 41,796,649 CITI 6/18/2025 (496,921)
USD 47,184,941 CHF 41,796,649 JPMC 6/18/2025 (496,685)
USD 298,687 CNY 2,160,500 CITI
**
6/18/2025 (252)
USD 298,689 CNY 2,160,500 JPMC
**
6/18/2025 (250)
USD 27,686 COP 117,250,000 CITI
**
6/18/2025 (58)
USD 27,686 COP 117,250,000 JPMC
**
6/18/2025 (58)
USD 4,693,803 CZK 110,624,999 CITI 6/18/2025 (106,970)
USD 4,693,826 CZK 110,624,999 JPMC 6/18/2025 (106,947)
USD 777,105 DKK 5,433,500 CITI 6/18/2025 (14,411)
USD 777,109 DKK 5,433,500 JPMC 6/18/2025 (14,407)
USD 151,150,714 EUR 141,710,737 CITI 6/18/2025 (2,752,300)
USD 151,151,471 EUR 141,710,738 JPMC 6/18/2025 (2,751,545)
USD 26,455,435 GBP 20,848,680 CITI 6/18/2025 (473,889)
USD 26,455,566 GBP 20,848,679 JPMC 6/18/2025 (473,757)
USD 440,661 HUF 165,000,001 CITI 6/18/2025 (481)
USD 440,663 HUF 164,999,999 JPMC 6/18/2025 (479)
USD 4,028,473 JPY 600,000,000 CITI 6/18/2025 (6,753)
USD 4,028,494 JPY 600,000,000 JPMC 6/18/2025 (6,733)
USD 1,656,098 MXN 34,406,251 CITI 6/18/2025 (7,850)
USD 1,656,106 MXN 34,406,250 JPMC 6/18/2025 (7,841)
USD 18,413,021 NOK 197,098,858 CITI 6/18/2025 (320,951)
USD 18,413,113 NOK 197,098,855 JPMC 6/18/2025 (320,859)
USD 5,643,414 NZD 10,005,572 CITI 6/18/2025 (48,184)
USD 5,643,442 NZD 10,005,572 JPMC 6/18/2025 (48,156)
USD 1,577,463 PHP 91,250,000 CITI
**
6/18/2025 (13,311)
USD 1,577,471 PHP 91,250,000 JPMC
**
6/18/2025 (13,303)
USD 5,290,282 PLN 21,014,027 CITI 6/18/2025 (119,488)
USD 5,290,308 PLN 21,014,027 JPMC 6/18/2025 (119,462)
USD 14,669,211 SEK 150,093,730 CITI 6/18/2025 (331,852)
USD 14,669,284 SEK 150,093,730 JPMC 6/18/2025 (331,779)
USD 1,333,344 SGD 1,788,536 CITI 6/18/2025 (3,272)
USD 1,333,351 SGD 1,788,537 JPMC 6/18/2025 (3,266)
USD 719,225 THB 24,375,000 CITI 6/18/2025 (3,238)
USD 719,229 THB 24,375,000 JPMC 6/18/2025 (3,235)
USD 1,682,449 ZAR 31,125,000 CITI 6/18/2025 (4,520)
USD 1,682,457 ZAR 31,125,000 JPMC 6/18/2025 (4,512)
ZAR 64,045,688 USD 3,490,587 CITI 6/18/2025 (19,322)
ZAR 64,045,688 USD 3,490,569 JPMC 6/18/2025 (19,306)
Total unrealized depreciation (12,643,495)
Net unrealized depreciation $ (1,693,313)
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2025

Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2025
Shares
Held At
3/31/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 48.5%
INVESTMENT COMPANIES - 48.5%
Limited Purpose
Cash Investment
Fund,
4.32% (1)^(a)
(Cost $353,653,982)
$366,980,709
$564,883,249
$(578,070,904)
$7,457
$(48,334)
$353,752,177
353,858,335
$3,585,070
$–
^    No longer affiliated as of March 31, 2025.
(1) Level 1 security.
(a) Represents 7-day effective yield as of March 31, 2025.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 93.9%
INVESTMENT COMPANIES - 48 .5%
Limited Purpose Cash Investment
Fund, 4.32% (1)(a)(b)
(Cost $353,653,982) 353,858,335 353,752,177
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 45 .4%
U.S. Treasury Bills
4.31%, 4/3/2025 (c) $ 10,076,000 10,073,624
4.40%, 4/10/2025 (c) 38,517,000 38,476,076
4.36%, 4/17/2025 (c) 26,000,000 25,950,785
4.41%, 4/24/2025 (c) 17,678,000 17,630,174
4.42%, 5/1/2025 (c) 15,468,000 15,413,445
4.35%, 5/8/2025 (c) 2,068,000 2,058,999
4.41%, 5/22/2025 (c) 10,568,000 10,504,746
4.44%, 5/29/2025 (c) 12,425,000 12,340,178
4.40%, 6/5/2025 (c) 20,975,000 20,816,129
4.29%, 6/12/2025 (c) 9,382,000 9,303,379
4.25%, 6/20/2025 (c) 43,050,000 42,648,133
4.22%, 7/3/2025 (c) 2,507,000 2,479,840
4.20%, 7/10/2025 (c) 1,377,000 1,360,992
4.27%, 7/17/2025 (c) 5,758,000 5,686,335
4.22%, 9/4/2025 (c) 27,839,000 27,344,914
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 45.4% (continued)
4.16%, 9/11/2025 (c) $ 35,253,000 34,598,567
4.17%, 9/25/2025 (c) 40,303,000 39,493,531
4.16%, 10/2/2025 (c) 15,681,000 15,354,720
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $331,531,650) 331,534,567
TOTAL SHORT-TERM INVESTMENTS
(Cost $685,185,632) 685,286,744
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.9%
(Cost $685,185,632) 685,286,744
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.1% ‡ 44,655,211
NET ASSETS - 100.0% 729,941,955
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 353,752,177 48 .5%
U.S. Treasury Obligations 331,534,567 45 .4
Total Investments In Securities
At Value 685,286,744 93 .9
Other Assets in Excess of
Liabilities ‡ 44,655,211 6 .1
Net Assets
$ 729,941,955 100 .0%
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2025.
(b) For the period ended March 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 18 4/2025 USD $ 1,345,860 $ 46,538
LME Aluminum Base Metal 3 4/2025 USD 188,711 (8,923)
LME Aluminum Base Metal 5 4/2025 USD 314,566 (6,400)
LME Aluminum Base Metal 7 4/2025 USD 440,305 (26,455)
LME Aluminum Base Metal 15 4/2025 USD 943,988 (6,739)
LME Aluminum Base Metal 34 4/2025 USD 2,142,340 (89,862)
LME Aluminum Base Metal 47 4/2025 USD 2,957,358 (73,273)
LME Aluminum Base Metal 71 4/2025 USD 4,467,054 (178,334)
LME Copper Base Metal 1 4/2025 USD 241,729 16,402
LME Copper Base Metal 2 4/2025 USD 483,937 27,323
LME Copper Base Metal 3 4/2025 USD 725,717 37,584
LME Copper Base Metal 4 4/2025 USD 966,768 76,930
LME Copper Base Metal 10 4/2025 USD 2,415,107 208,298
LME Copper Base Metal 10 4/2025 USD 2,419,558 112,606
LME Copper Base Metal 17 4/2025 USD 4,113,673 240,923
LME Copper Base Metal 29 4/2025 USD 7,015,803 405,017
LME Copper Base Metal 36 4/2025 USD 8,710,407 442,242
LME Copper Base Metal 56 4/2025 USD 13,535,452 811,962
LME Lead Base Metal 1 4/2025 USD 49,798 932
LME Lead Base Metal 1 4/2025 USD 49,802 1,321
LME Lead Base Metal 2 4/2025 USD 99,727 1,271
LME Lead Base Metal 4 4/2025 USD 199,161 4,192
LME Lead Base Metal 6 4/2025 USD 299,067 5,501
LME Lead Base Metal 8 4/2025 USD 398,462 4,041
LME Lead Base Metal 9 4/2025 USD 447,503 7,113
LME Lead Base Metal 11 4/2025 USD 545,916 16,220
LME Lead Base Metal 15 4/2025 USD 745,556 17,894
LME Nickel Base Metal 1 4/2025 USD 94,635 2,102
LME Nickel Base Metal 2 4/2025 USD 188,412 8,255
LME Nickel Base Metal 3 4/2025 USD 283,227 (3,430)
LME Nickel Base Metal 5 4/2025 USD 471,498 9,455
LME Nickel Base Metal 10 4/2025 USD 942,840 17,008
LME Nickel Base Metal 10 4/2025 USD 946,027 (800)
LME Nickel Base Metal 10 4/2025 USD 943,778 (4,254)
LME Nickel Base Metal 17 4/2025 USD 1,606,874 11,604
LME Zinc Base Metal 2 4/2025 USD 142,177 2,077
LME Zinc Base Metal 3 4/2025 USD 212,740 (5,082)
LME Zinc Base Metal 5 4/2025 USD 355,193 (4,322)
LME Zinc Base Metal 10 4/2025 USD 709,518 (8,887)
LME Zinc Base Metal 11 4/2025 USD 780,940 (4,891)
LME Zinc Base Metal 13 4/2025 USD 923,501 (26,188)
LME Zinc Base Metal 14 4/2025 USD 994,830 1,488
LME Zinc Base Metal 21 4/2025 USD 1,490,391 (2,872)
LME Zinc Base Metal 23 4/2025 USD 1,632,109 (5,905)
LME Zinc Base Metal 39 4/2025 USD 2,769,751 (41,431)
Natural Gas 50 4/2025 GBP 1,957,363 (119,025)
Natural Gas 125 4/2025 EUR 4,089,510 (135,521)
Natural Gas 243 4/2025 USD 10,009,170 (462,550)
NY Harbor ULSD 7 4/2025 USD 670,144 8,164
RBOB Gasoline 1 4/2025 USD 96,209 4,563
Sugar No. 11 1,829 4/2025 USD 38,634,333 1,032,081
WTI Crude Oil 46 4/2025 USD 3,288,080 135,620
Brent Crude Oil 1,953 5/2025 USD 144,463,410 6,100,862
Cocoa 6 5/2025 USD 474,120 (158,813)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Coffee 'C' 223 5/2025 USD $ 31,756,594 $ 2,203,468
Corn 1,048 5/2025 USD 23,959,900 (2,284,339)
Feeder Cattle 6 5/2025 USD 853,500 47,038
KC HRW Wheat 182 5/2025 USD 5,068,700 (528,480)
LME Aluminum Base Metal 2 5/2025 USD 126,233 (5,723)
LME Aluminum Base Metal 8 5/2025 USD 504,882 (21,456)
LME Aluminum Base Metal 10 5/2025 USD 632,355 (44,829)
LME Aluminum Base Metal 10 5/2025 USD 630,850 (15,317)
LME Aluminum Base Metal 16 5/2025 USD 1,010,068 (45,125)
LME Aluminum Base Metal 23 5/2025 USD 1,454,417 (93,525)
LME Aluminum Base Metal 28 5/2025 USD 1,766,394 (91,480)
LME Aluminum Base Metal 30 5/2025 USD 1,892,775 (91,987)
LME Aluminum Base Metal 30 5/2025 USD 1,895,753 (82,969)
LME Aluminum Base Metal 37 5/2025 USD 2,334,931 (84,310)
LME Aluminum Base Metal 61 5/2025 USD 3,853,172 (163,606)
LME Copper Base Metal 2 5/2025 USD 484,551 13,389
LME Copper Base Metal 3 5/2025 USD 726,687 19,915
LME Copper Base Metal 4 5/2025 USD 969,502 10,528
LME Copper Base Metal 19 5/2025 USD 4,601,909 183,332
LME Copper Base Metal 20 5/2025 USD 4,841,115 343,222
LME Copper Base Metal 28 5/2025 USD 6,785,429 239,860
LME Copper Base Metal 31 5/2025 USD 7,513,214 149,299
LME Copper Base Metal 33 5/2025 USD 7,999,588 138,989
LME Copper Base Metal 33 5/2025 USD 7,997,385 263,096
LME Copper Base Metal 35 5/2025 USD 8,484,411 188,034
LME Copper Base Metal 37 5/2025 USD 8,966,460 211,372
LME Lead Base Metal 3 5/2025 USD 149,928 970
LME Lead Base Metal 4 5/2025 USD 199,679 768
LME Lead Base Metal 7 5/2025 USD 350,299 (244)
LME Lead Base Metal 7 5/2025 USD 349,634 2,241
LME Lead Base Metal 10 5/2025 USD 501,010 2,984
LME Lead Base Metal 11 5/2025 USD 550,149 4,382
LME Lead Base Metal 11 5/2025 USD 550,806 3,527
LME Lead Base Metal 16 5/2025 USD 800,468 26
LME Nickel Base Metal 1 5/2025 USD 94,832 1,679
LME Nickel Base Metal 2 5/2025 USD 189,334 7,768
LME Nickel Base Metal 3 5/2025 USD 284,244 87
LME Nickel Base Metal 5 5/2025 USD 473,861 1,348
LME Nickel Base Metal 5 5/2025 USD 474,521 12,776
LME Nickel Base Metal 9 5/2025 USD 855,198 7,374
LME Nickel Base Metal 13 5/2025 USD 1,235,052 39,668
LME Nickel Base Metal 13 5/2025 USD 1,233,988 25,914
LME Nickel Base Metal 14 5/2025 USD 1,329,292 20,956
LME Nickel Base Metal 14 5/2025 USD 1,327,314 39,137
LME Zinc Base Metal 1 5/2025 USD 71,220 317
LME Zinc Base Metal 1 5/2025 USD 71,220 (1,708)
LME Zinc Base Metal 4 5/2025 USD 285,016 2,829
LME Zinc Base Metal 5 5/2025 USD 356,100 (6,016)
LME Zinc Base Metal 5 5/2025 USD 356,100 (3,415)
LME Zinc Base Metal 5 5/2025 USD 356,313 7,348
LME Zinc Base Metal 6 5/2025 USD 427,058 3,871
LME Zinc Base Metal 13 5/2025 USD 925,860 (15,826)
LME Zinc Base Metal 14 5/2025 USD 997,080 (332)
LME Zinc Base Metal 15 5/2025 USD 1,066,766 36,250
LME Zinc Base Metal 17 5/2025 USD 1,210,740 (22,408)
Low Sulphur Gasoil 26 5/2025 USD 1,773,200 25,039
Milling Wheat No. 2 881 5/2025 EUR 10,490,786 (809,867)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Natural Gas 391 5/2025 USD $ 16,644,870 $ 405,060
RBOB Gasoline 102 5/2025 USD 9,769,662 422,386
SGX Iron Ore 1,169 5/2025 USD 11,805,731 8,615
Silver 141 5/2025 USD 24,400,755 968,738
Soybean 1,026 5/2025 USD 52,056,675 (2,125,118)
Soybean Oil 788 5/2025 USD 21,223,992 238,418
Wheat 383 5/2025 USD 10,283,550 (1,057,056)
100 oz Gold 509 6/2025 USD 160,350,269 10,143,922
Lean Hogs 148 6/2025 USD 5,640,280 (84,508)
Live Cattle 237 6/2025 USD 19,306,020 144,841
LME Aluminum Base Metal 5 6/2025 USD 316,155 (19,983)
LME Aluminum Base Metal 9 6/2025 USD 569,925 (1,300)
LME Aluminum Base Metal 24 6/2025 USD 1,518,414 (60,849)
LME Aluminum Base Metal 26 6/2025 USD 1,645,794 (28,025)
LME Aluminum Base Metal 29 6/2025 USD 1,834,968 (57,359)
LME Aluminum Base Metal 29 6/2025 USD 1,834,555 (123,312)
LME Aluminum Base Metal 31 6/2025 USD 1,961,905 (61,702)
LME Aluminum Base Metal 36 6/2025 USD 2,275,812 (104,608)
LME Aluminum Base Metal 38 6/2025 USD 2,401,201 (79,349)
LME Aluminum Base Metal 45 6/2025 USD 2,845,688 (136,281)
LME Aluminum Base Metal 56 6/2025 USD 3,542,896 (234,451)
LME Aluminum Base Metal 57 6/2025 USD 3,607,316 (236,771)
LME Aluminum Base Metal 68 6/2025 USD 4,302,785 (321,394)
LME Aluminum Base Metal 1,182 6/2025 USD 74,770,661 (1,091,296)
LME Copper Base Metal 1 6/2025 USD 242,651 (7,144)
LME Copper Base Metal 1 6/2025 USD 242,608 (7,770)
LME Copper Base Metal 2 6/2025 USD 485,097 7,989
LME Copper Base Metal 4 6/2025 USD 970,655 (11,145)
LME Copper Base Metal 4 6/2025 USD 970,255 (5,948)
LME Copper Base Metal 5 6/2025 USD 1,213,750 (1,263)
LME Copper Base Metal 5 6/2025 USD 1,213,413 (28,726)
LME Copper Base Metal 11 6/2025 USD 2,667,079 88,925
LME Copper Base Metal 11 6/2025 USD 2,668,201 (26,431)
LME Copper Base Metal 12 6/2025 USD 2,912,565 (40,367)
LME Copper Base Metal 18 6/2025 USD 4,364,987 73,541
LME Copper Base Metal 22 6/2025 USD 5,336,238 43,282
LME Copper Base Metal 24 6/2025 USD 5,820,180 (100,420)
LME Copper Base Metal 584 6/2025 USD 141,726,580 5,416,529
LME Lead Base Metal 1 6/2025 USD 50,250 (1,178)
LME Lead Base Metal 1 6/2025 USD 50,260 (1,668)
LME Lead Base Metal 2 6/2025 USD 100,600 (377)
LME Lead Base Metal 3 6/2025 USD 150,595 (3,522)
LME Lead Base Metal 4 6/2025 USD 200,617 (894)
LME Lead Base Metal 5 6/2025 USD 251,139 (6,374)
LME Lead Base Metal 5 6/2025 USD 251,028 (8,140)
LME Lead Base Metal 16 6/2025 USD 801,968 6,526
LME Lead Base Metal 249 6/2025 USD 12,511,814 263,232
LME Nickel Base Metal 1 6/2025 USD 95,454 (1,119)
LME Nickel Base Metal 3 6/2025 USD 285,552 (3,716)
LME Nickel Base Metal 3 6/2025 USD 286,274 (6,036)
LME Nickel Base Metal 4 6/2025 USD 381,757 (1,687)
LME Nickel Base Metal 4 6/2025 USD 381,852 (7,679)
LME Nickel Base Metal 4 6/2025 USD 382,032 (1,979)
LME Nickel Base Metal 9 6/2025 USD 856,494 (9,107)
LME Nickel Base Metal 11 6/2025 USD 1,049,021 (25,366)
LME Nickel Base Metal 15 6/2025 USD 1,426,950 14,361
LME Nickel Base Metal 25 6/2025 USD 2,382,000 (112,970)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 146 6/2025 USD $ 13,918,992 $ (49,459)
LME Zinc Base Metal 4 6/2025 USD 285,100 (9,940)
LME Zinc Base Metal 5 6/2025 USD 356,694 (7,696)
LME Zinc Base Metal 8 6/2025 USD 570,642 (1,778)
LME Zinc Base Metal 8 6/2025 USD 570,760 (24,264)
LME Zinc Base Metal 10 6/2025 USD 712,750 (28,397)
LME Zinc Base Metal 16 6/2025 USD 1,140,716 (44,679)
LME Zinc Base Metal 17 6/2025 USD 1,212,878 (52,576)
LME Zinc Base Metal 17 6/2025 USD 1,211,781 (26,820)
LME Zinc Base Metal 18 6/2025 USD 1,283,639 6,935
LME Zinc Base Metal 19 6/2025 USD 1,353,650 (33,190)
LME Zinc Base Metal 20 6/2025 USD 1,426,250 6,351
LME Zinc Base Metal 529 6/2025 USD 37,744,415 (393,418)
Low Sulphur Gasoil 245 6/2025 USD 16,580,375 850,072
Sugar No. 11 143 6/2025 USD 2,986,984 (90,837)
Aluminum 1 7/2025 USD 62,194 (88)
Cocoa 11 7/2025 USD 867,680 (15,486)
Coffee 'C' 19 7/2025 USD 2,674,725 (35,518)
Corn 10 7/2025 USD 231,625 (1,032)
Cotton No. 2 320 7/2025 USD 10,878,400 123,015
Silver 36 7/2025 USD 6,288,120 (4,205)
Soybean 151 7/2025 USD 7,763,288 32,698
Soybean Meal 942 7/2025 USD 28,203,480 (863,604)
Feeder Cattle 9 8/2025 USD 1,302,750 2,651
Milling Wheat No. 2 122 9/2025 EUR 1,439,562 (189)
ECX Emission 332 12/2025 EUR 24,404,249 (2,425,340)
Phelix De Base Electricity 22 12/2025 EUR 17,754,669 (856,118)
Platinum 164 2/2026 JPY 2,551,463 48,338
Total of long contracts 16,396,874
Short Contracts
LME Aluminum Base Metal (3) 4/2025 USD (188,711) 8,677
LME Aluminum Base Metal (5) 4/2025 USD (314,566) 7,421
LME Aluminum Base Metal (7) 4/2025 USD (440,305) 26,926
LME Aluminum Base Metal (15) 4/2025 USD (943,988) 5,518
LME Aluminum Base Metal (34) 4/2025 USD (2,142,340) 78,883
LME Aluminum Base Metal (47) 4/2025 USD (2,957,358) 65,078
LME Aluminum Base Metal (71) 4/2025 USD (4,467,054) 175,379
LME Copper Base Metal (1) 4/2025 USD (241,729) (16,724)
LME Copper Base Metal (2) 4/2025 USD (483,937) (27,192)
LME Copper Base Metal (3) 4/2025 USD (725,717) (39,127)
LME Copper Base Metal (4) 4/2025 USD (966,768) (77,578)
LME Copper Base Metal (10) 4/2025 USD (2,415,107) (216,384)
LME Copper Base Metal (10) 4/2025 USD (2,419,558) (104,334)
LME Copper Base Metal (17) 4/2025 USD (4,113,673) (244,093)
LME Copper Base Metal (29) 4/2025 USD (7,015,803) (401,942)
LME Copper Base Metal (36) 4/2025 USD (8,710,407) (441,347)
LME Copper Base Metal (56) 4/2025 USD (13,535,452) (823,568)
LME Lead Base Metal (1) 4/2025 USD (49,802) (1,379)
LME Lead Base Metal (1) 4/2025 USD (49,798) (550)
LME Lead Base Metal (2) 4/2025 USD (99,727) (1,183)
LME Lead Base Metal (4) 4/2025 USD (199,161) (4,622)
LME Lead Base Metal (6) 4/2025 USD (299,067) (6,692)
LME Lead Base Metal (8) 4/2025 USD (398,462) (3,225)
LME Lead Base Metal (9) 4/2025 USD (447,503) (9,901)
LME Lead Base Metal (11) 4/2025 USD (545,916) (17,120)
LME Lead Base Metal (15) 4/2025 USD (745,556) (20,721)
LME Nickel Base Metal (1) 4/2025 USD (94,635) (2,268)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (2) 4/2025 USD $ (188,412) $ (8,633)
LME Nickel Base Metal (3) 4/2025 USD (283,227) 2,873
LME Nickel Base Metal (5) 4/2025 USD (471,498) (9,104)
LME Nickel Base Metal (10) 4/2025 USD (943,778) 5,010
LME Nickel Base Metal (10) 4/2025 USD (946,027) (2,285)
LME Nickel Base Metal (10) 4/2025 USD (942,840) (16,166)
LME Nickel Base Metal (17) 4/2025 USD (1,606,874) (14,454)
LME Zinc Base Metal (2) 4/2025 USD (142,177) (2,182)
LME Zinc Base Metal (3) 4/2025 USD (212,740) 3,627
LME Zinc Base Metal (5) 4/2025 USD (355,193) 3,619
LME Zinc Base Metal (10) 4/2025 USD (709,518) 16,388
LME Zinc Base Metal (11) 4/2025 USD (780,940) 5,255
LME Zinc Base Metal (13) 4/2025 USD (923,501) 27,002
LME Zinc Base Metal (14) 4/2025 USD (994,830) (3,410)
LME Zinc Base Metal (21) 4/2025 USD (1,490,391) 7,473
LME Zinc Base Metal (23) 4/2025 USD (1,632,109) (1,919)
LME Zinc Base Metal (39) 4/2025 USD (2,769,751) 36,293
Cocoa (21) 5/2025 GBP (1,681,316) 68,729
Cotton No. 2 (69) 5/2025 USD (2,305,635) (57,263)
LME Aluminum Base Metal (2) 5/2025 USD (126,233) 5,635
LME Aluminum Base Metal (8) 5/2025 USD (504,882) 21,497
LME Aluminum Base Metal (10) 5/2025 USD (632,355) 43,069
LME Aluminum Base Metal (10) 5/2025 USD (630,850) 11,999
LME Aluminum Base Metal (16) 5/2025 USD (1,010,068) 43,490
LME Aluminum Base Metal (23) 5/2025 USD (1,454,417) 96,038
LME Aluminum Base Metal (28) 5/2025 USD (1,766,394) 92,732
LME Aluminum Base Metal (30) 5/2025 USD (1,892,775) 91,069
LME Aluminum Base Metal (30) 5/2025 USD (1,895,753) 90,544
LME Aluminum Base Metal (37) 5/2025 USD (2,334,931) 84,796
LME Aluminum Base Metal (61) 5/2025 USD (3,853,172) 163,936
LME Copper Base Metal (2) 5/2025 USD (484,551) (13,656)
LME Copper Base Metal (3) 5/2025 USD (726,687) (21,570)
LME Copper Base Metal (4) 5/2025 USD (969,502) (7,512)
LME Copper Base Metal (19) 5/2025 USD (4,601,909) (174,959)
LME Copper Base Metal (20) 5/2025 USD (4,841,115) (317,028)
LME Copper Base Metal (28) 5/2025 USD (6,785,429) (234,578)
LME Copper Base Metal (31) 5/2025 USD (7,513,214) (153,121)
LME Copper Base Metal (33) 5/2025 USD (7,999,588) (133,175)
LME Copper Base Metal (33) 5/2025 USD (7,997,385) (268,614)
LME Copper Base Metal (35) 5/2025 USD (8,484,411) (182,878)
LME Copper Base Metal (37) 5/2025 USD (8,966,460) (202,795)
LME Lead Base Metal (3) 5/2025 USD (149,928) (1,198)
LME Lead Base Metal (4) 5/2025 USD (199,679) (924)
LME Lead Base Metal (7) 5/2025 USD (349,634) (2,140)
LME Lead Base Metal (7) 5/2025 USD (350,299) 351
LME Lead Base Metal (10) 5/2025 USD (501,010) (3,048)
LME Lead Base Metal (11) 5/2025 USD (550,149) (4,402)
LME Lead Base Metal (11) 5/2025 USD (550,806) (6,125)
LME Lead Base Metal (16) 5/2025 USD (800,468) (46)
LME Nickel Base Metal (1) 5/2025 USD (94,832) (1,685)
LME Nickel Base Metal (2) 5/2025 USD (189,334) (8,440)
LME Nickel Base Metal (3) 5/2025 USD (284,244) 472
LME Nickel Base Metal (5) 5/2025 USD (474,521) (13,485)
LME Nickel Base Metal (5) 5/2025 USD (473,861) (1,848)
LME Nickel Base Metal (9) 5/2025 USD (855,198) (11,811)
LME Nickel Base Metal (13) 5/2025 USD (1,235,052) (39,709)
LME Nickel Base Metal (13) 5/2025 USD (1,233,988) (24,114)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (14) 5/2025 USD $ (1,329,292) $ (23,677)
LME Nickel Base Metal (14) 5/2025 USD (1,327,314) (35,010)
LME Zinc Base Metal (1) 5/2025 USD (71,220) (294)
LME Zinc Base Metal (1) 5/2025 USD (71,220) 1,642
LME Zinc Base Metal (4) 5/2025 USD (285,016) (2,589)
LME Zinc Base Metal (5) 5/2025 USD (356,100) 2,431
LME Zinc Base Metal (5) 5/2025 USD (356,100) 4,262
LME Zinc Base Metal (5) 5/2025 USD (356,313) (7,117)
LME Zinc Base Metal (6) 5/2025 USD (427,058) (4,472)
LME Zinc Base Metal (13) 5/2025 USD (925,860) 10,727
LME Zinc Base Metal (14) 5/2025 USD (997,080) (1,671)
LME Zinc Base Metal (15) 5/2025 USD (1,066,766) (36,681)
LME Zinc Base Metal (17) 5/2025 USD (1,210,740) 22,857
NY Harbor ULSD (77) 5/2025 USD (7,305,929) (52,126)
Soybean Meal (83) 5/2025 USD (2,429,410) 33,166
WTI Crude Oil (224) 5/2025 USD (15,892,800) (398,529)
LME Aluminum Base Metal (5) 6/2025 USD (316,155) 19,922
LME Aluminum Base Metal (9) 6/2025 USD (569,925) 1,551
LME Aluminum Base Metal (24) 6/2025 USD (1,518,414) 57,127
LME Aluminum Base Metal (26) 6/2025 USD (1,645,794) 27,975
LME Aluminum Base Metal (29) 6/2025 USD (1,834,555) 118,236
LME Aluminum Base Metal (29) 6/2025 USD (1,834,968) 60,162
LME Aluminum Base Metal (31) 6/2025 USD (1,961,905) 61,955
LME Aluminum Base Metal (36) 6/2025 USD (2,275,812) 104,447
LME Aluminum Base Metal (38) 6/2025 USD (2,401,201) 82,961
LME Aluminum Base Metal (45) 6/2025 USD (2,845,688) 132,394
LME Aluminum Base Metal (56) 6/2025 USD (3,542,896) 223,399
LME Aluminum Base Metal (57) 6/2025 USD (3,607,316) 242,525
LME Aluminum Base Metal (68) 6/2025 USD (4,302,785) 308,953
LME Aluminum Base Metal (732) 6/2025 USD (46,304,673) 2,168,633
LME Copper Base Metal (1) 6/2025 USD (242,651) 8,554
LME Copper Base Metal (1) 6/2025 USD (242,608) 7,991
LME Copper Base Metal (2) 6/2025 USD (485,097) (7,952)
LME Copper Base Metal (4) 6/2025 USD (970,255) 3,934
LME Copper Base Metal (4) 6/2025 USD (970,655) 11,534
LME Copper Base Metal (5) 6/2025 USD (1,213,413) 28,978
LME Copper Base Metal (5) 6/2025 USD (1,213,750) 1,305
LME Copper Base Metal (11) 6/2025 USD (2,668,201) 28,695
LME Copper Base Metal (11) 6/2025 USD (2,667,079) (96,027)
LME Copper Base Metal (12) 6/2025 USD (2,912,565) 40,538
LME Copper Base Metal (18) 6/2025 USD (4,364,987) (70,684)
LME Copper Base Metal (22) 6/2025 USD (5,336,238) (51,895)
LME Copper Base Metal (24) 6/2025 USD (5,820,180) 105,321
LME Copper Base Metal (60) 6/2025 USD (14,560,950) 39,507
LME Lead Base Metal (1) 6/2025 USD (50,260) 1,531
LME Lead Base Metal (1) 6/2025 USD (50,250) 1,209
LME Lead Base Metal (2) 6/2025 USD (100,600) 45
LME Lead Base Metal (3) 6/2025 USD (150,595) 3,885
LME Lead Base Metal (4) 6/2025 USD (200,617) 1,554
LME Lead Base Metal (5) 6/2025 USD (251,139) 5,049
LME Lead Base Metal (5) 6/2025 USD (251,028) 7,834
LME Lead Base Metal (16) 6/2025 USD (801,968) (5,874)
LME Lead Base Metal (111) 6/2025 USD (5,577,556) (27,585)
LME Nickel Base Metal (1) 6/2025 USD (95,454) 1,368
LME Nickel Base Metal (3) 6/2025 USD (286,274) 3,791
LME Nickel Base Metal (3) 6/2025 USD (285,552) 3,368
LME Nickel Base Metal (4) 6/2025 USD (382,032) 1,435

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (4) 6/2025 USD $ (381,757) $ 4,351
LME Nickel Base Metal (4) 6/2025 USD (381,852) 6,632
LME Nickel Base Metal (9) 6/2025 USD (856,494) 12,561
LME Nickel Base Metal (11) 6/2025 USD (1,049,021) 24,618
LME Nickel Base Metal (15) 6/2025 USD (1,426,950) (6,573)
LME Nickel Base Metal (25) 6/2025 USD (2,382,000) 120,356
LME Nickel Base Metal (161) 6/2025 USD (15,349,025) (106,347)
LME Zinc Base Metal (4) 6/2025 USD (285,100) 9,789
LME Zinc Base Metal (5) 6/2025 USD (356,694) 7,654
LME Zinc Base Metal (8) 6/2025 USD (570,642) 1,612
LME Zinc Base Metal (8) 6/2025 USD (570,760) 26,219
LME Zinc Base Metal (10) 6/2025 USD (712,750) 28,474
LME Zinc Base Metal (16) 6/2025 USD (1,140,716) 44,842
LME Zinc Base Metal (17) 6/2025 USD (1,211,781) 25,774
LME Zinc Base Metal (17) 6/2025 USD (1,212,878) 52,303
LME Zinc Base Metal (18) 6/2025 USD (1,283,639) (6,817)
LME Zinc Base Metal (19) 6/2025 USD (1,353,650) 32,681
LME Zinc Base Metal (20) 6/2025 USD (1,426,250) (12,053)
LME Zinc Base Metal (125) 6/2025 USD (8,918,813) 71,624
Cocoa (14) 7/2025 GBP (1,116,537) 8,715
Copper (12) 7/2025 USD (1,524,300) 12,804
KC HRW Wheat (152) 7/2025 USD (4,332,000) 236,712
Soybean Oil (92) 7/2025 USD (2,505,528) 9,983
Wheat (44) 7/2025 USD (1,211,100) 50,784
Total of short contracts 712,818
Net unrealized appreciation $ 17,109,692

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 265.4%
COMMON STOCKS - 204.3%
Australia - 6 .8%
AGL Energy Ltd. (2)(a) 731,236 4,826,615
ANZ Group Holdings Ltd. (2)(a) 232,267 4,252,594
Aristocrat Leisure Ltd. (2)(a) 186,757 7,553,036
Aurizon Holdings Ltd. (2)(a) 1,328,335 2,582,313
BHP Group Ltd. (2)(a) 179,284 4,349,993
BlueScope Steel Ltd. (2)(a) 379,891 5,088,238
Brambles Ltd. (2)(a) 271,892 3,434,873
CAR Group Ltd. (2)(a) 42,208 841,231
Cleanaway Waste Management
Ltd. (2)(a) 221,038 362,592
Fortescue Ltd. (2)(a) 55,807 540,158
GPT Group (The), REIT (2)(a) 650,402 1,783,926
Harvey Norman Holdings Ltd. (2)
(a) 549,610 1,728,637
Incitec Pivot Ltd. (2)(a) 1,234,760 1,980,305
JB Hi-Fi Ltd. (2)(a) 130,285 7,615,182
Lendlease Corp. Ltd. (2)(a) 468,156 1,739,189
Medibank Pvt Ltd. (2)(a) 377,370 1,054,690
Orica Ltd. (2)(a) 23,366 249,740
Origin Energy Ltd. (2)(a) 96,080 635,797
Pro Medicus Ltd. (2)(a) 61,529 7,788,062
Qantas Airways Ltd. (2)(a) 342,861 1,954,699
QBE Insurance Group Ltd. (2)(a) 516,378 7,134,878
Qube Holdings Ltd. (2)(a) 671,022 1,661,430
REA Group Ltd. (2)(a) 14,033 1,947,002
Scentre Group, REIT (2)(a) 1,147,899 2,428,718
SGH Ltd. (2)(a) 52,673 1,653,450
Suncorp Group Ltd. (2)(a) 21,099 255,544
Tabcorp Holdings Ltd. (2) 734,251 272,413
Technology One Ltd. (2)(a) 63,612 1,118,888
Telstra Group Ltd. (2)(a) 517,427 1,366,931
Vicinity Ltd., REIT (2)(a) 2,802,987 3,881,274
Washington H Soul Pattinson &
Co. Ltd. (2)(a) 16,664 363,080
Wesfarmers Ltd. (2)(a) 90,423 4,099,232
Westpac Banking Corp. (2)(a) 136,460 2,719,300
Worley Ltd. (2)(a) 278,502 2,533,670
Yancoal Australia Ltd. (2)(a) 285,590 906,079
92,703,759
Austria - 0 .0% †
Mondi plc (2)(a) 16,768 250,132
Belgium - 1 .0%
Ageas SA/NV (2)(a) 95,336 5,714,758
Anheuser-Busch InBev SA/NV (2)
(a) 14,544 894,186
KBC Group NV (2)(a) 39,491 3,599,351
Liberty Global Ltd., Class A *(a)(b) 78,168 899,714
Proximus SADP (2)(a) 35,589 262,968
Solvay SA (2)(a) 37,968 1,350,588
Umicore SA (2)(a) 65,540 678,973
13,400,538
Brazil - 0 .4%
Ambev SA, ADR 32,188 74,998
Embraer SA, ADR *(a) 30,127 1,391,867
Gerdau SA, ADR (a)(b) 186,094 528,507
INVESTMENTS SHARES VALUE ($)
Brazil - 0.4% (continued)
Vale SA, Class B, ADR (a) 24,562 245,129
Yara International ASA (2) 92,532 2,791,277
5,031,778
Canada - 8 .5%
Air Canada *(a) 395,410 3,893,513
AltaGas Ltd. (a) 156,114 4,281,866
ARC Resources Ltd. (a) 27,252 547,862
Atco Ltd., Class I (a) 69,733 2,428,698
Bank of Montreal (a) 19,106 1,824,500
Bank of Nova Scotia (The) (a) 147,151 6,976,903
Barrick Gold Corp. (a) 64,979 1,261,605
Bombardier, Inc., Class B *(a) 25,860 1,455,226
CAE, Inc. *(a) 17,658 434,134
Canadian Imperial Bank of
Commerce (a) 88,403 4,972,880
Canadian Tire Corp. Ltd., Class
A (a) 30,071 3,122,762
Capital Power Corp. (a) 141,850 4,714,698
CCL Industries, Inc., Class B (a) 29,230 1,427,731
Celestica, Inc. *(a) 31,886 2,515,339
Cenovus Energy, Inc. (a) 227,430 3,160,835
CGI, Inc. (a) 29,132 2,908,240
Constellation Software, Inc. (a) 486 1,539,128
Descartes Systems Group, Inc.
(The) *(a) 3,257 327,884
Dollarama, Inc. (a) 6,615 707,353
Empire Co. Ltd., Class A (a) 145,623 4,882,603
Fairfax Financial Holdings Ltd. (a) 5,780 8,353,758
Finning International, Inc. (a) 70,474 1,982,900
Fortis, Inc. (a) 26,483 1,206,324
George Weston Ltd. (a) 16,592 2,828,613
iA Financial Corp., Inc. (a) 35,670 3,387,417
IGM Financial, Inc. (a) 65,445 2,012,853
Imperial Oil Ltd. (a) 6,508 470,106
Intact Financial Corp. (a) 3,738 763,705
Kinross Gold Corp. (a) 219,812 2,769,321
Loblaw Cos. Ltd. (a) 18,438 2,583,793
Magna International, Inc. (a) 105,613 3,589,543
Manulife Financial Corp. (a) 270,996 8,444,085
MEG Energy Corp. (a) 97,989 1,717,982
National Bank of Canada (a) 14,694 1,212,749
Northland Power, Inc. (a) 43,956 600,823
Onex Corp. (a) 32,644 2,184,736
Open Text Corp. (a) 212,378 5,360,181
Parkland Corp. (a) 53,193 1,331,442
Quebecor, Inc., Class B (a) 16,330 412,037
Saputo, Inc. (a) 50,612 873,282
Sun Life Financial, Inc. (a) 52,776 3,020,487
Suncor Energy, Inc. (a) 28,091 1,087,683
West Fraser Timber Co. Ltd. (a) 40,069 3,077,604
Whitecap Resources, Inc. (a) 524,826 3,377,151
116,032,335
China - 1 .3%
Autohome, Inc., ADR (a)(b) 90,789 2,516,671
BOC Hong Kong Holdings Ltd. (2) 634,000 2,567,017
Qifu Technology, Inc., ADR (a) 20,484 919,936
Wilmar International Ltd. (2) 787,500 1,952,720

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
China - 1.3% (continued)
Yangzijiang Shipbuilding Holdings
Ltd. (2) 5,610,600 9,846,761
17,803,105
Denmark - 2 .1%
AP Moller - Maersk A/S, Class B
(2)(a) 2,305 4,011,689
Carlsberg A/S, Class B (2)(a) 9,442 1,195,147
Danske Bank A/S (2)(a) 104,650 3,425,343
Demant A/S (2)*(a) 19,529 656,292
Genmab A/S (2)*(a) 13,317 2,594,424
ISS A/S (2)(a) 205,640 4,722,032
Jyske Bank A/S (Registered) (2) 28,826 2,309,942
Pandora A/S (2)(a) 27,949 4,283,500
ROCKWOOL A/S, Class B (2)(a) 12,545 5,200,007
Royal Unibrew A/S (2)(a) 5,718 455,270
28,853,646
Finland - 1 .7%
Elisa OYJ (a) 5,871 286,182
Fortum OYJ (2)(a) 368,534 6,034,930
Huhtamaki OYJ (2)(a) 1,307 46,533
Kone OYJ, Class B (2)(a) 12,264 676,674
Nokia OYJ (2)(a) 1,969,064 10,370,658
Nordea Bank Abp (2)(a) 198,788 2,542,587
Valmet OYJ (2)(a) 58,838 1,595,864
Wartsila OYJ Abp (2)(a) 60,127 1,072,874
22,626,302
France - 6 .4%
Amundi SA (2)(a)(c) 41,024 3,214,043
Arkema SA (2)(a) 6,162 471,832
AXA SA (2)(a) 37,712 1,611,274
BNP Paribas SA (2)(a) 84,279 7,043,985
Bouygues SA (2)(a) 219,580 8,655,924
Carrefour SA (2)(a) 245,457 3,510,503
Cie de Saint-Gobain SA (2)(a) 96,290 9,592,106
Credit Agricole SA (2)(a) 313,541 5,708,657
Dassault Aviation SA (2)(a) 3,792 1,250,321
Eiffage SA (2)(a) 81,450 9,483,128
Engie SA (2)(a) 200,229 3,901,628
Forvia SE (2)(a) 79,340 651,063
Gaztransport Et Technigaz SA (2)
(a) 14,690 2,227,508
Ipsen SA (2)(a) 8,715 1,003,799
Orange SA (2)(a) 252,248 3,267,658
Rexel SA (2)(a) 129,085 3,478,962
Safran SA (2)(a) 12,301 3,238,650
Societe Generale SA (2)(a) 244,676 11,038,292
Sodexo SA (a) 3,933 252,614
SPIE SA (2)(a) 9,372 400,965
Teleperformance SE (2)(a) 15,240 1,532,400
TotalEnergies SE (2)(a) 21,388 1,378,093
Ubisoft Entertainment SA (2)*(a) 12,131 146,706
Valeo SE (2)(a) 163,967 1,539,397
Vinci SA (2)(a) 10,279 1,295,772
Vivendi SE (2)(a) 177,394 531,772
Worldline SA (2)*(a)(c) 178,578 1,097,085
87,524,137
INVESTMENTS SHARES VALUE ($)
Germany - 7 .2%
Allianz SE (Registered) (2)(a) 17,355 6,641,930
Aroundtown SA (2)*(a) 677,152 1,855,340
Aurubis AG (2)*(a) 47,612 4,516,976
BASF SE (2)(a) 37,886 1,899,182
Bechtle AG (2)(a) 42,812 1,599,016
Beiersdorf AG (2)(a) 18,608 2,403,855
Commerzbank AG (2)(a) 364,298 8,336,954
Continental AG (2)(a) 27,621 1,947,828
CTS Eventim AG & Co. KGaA (2)
(a) 8,921 894,975
Deutsche Bank AG (Registered)
(2)(a) 601,508 14,338,248
Deutsche Lufthansa AG
(Registered) (2)(a) 393,300 2,865,672
Evonik Industries AG (2)(a) 174,082 3,773,923
Freenet AG (a) 53,195 2,026,996
GEA Group AG (2)(a) 21,405 1,301,187
Hannover Rueck SE (2)(a) 4,420 1,317,416
Heidelberg Materials AG (2)(a) 82,218 14,172,544
HUGO BOSS AG (2)(a) 41,087 1,562,050
KION Group AG (2)(a) 24,674 1,034,735
Knorr-Bremse AG (2)(a) 26,106 2,375,774
LANXESS AG (2)(a) 9,171 278,972
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 5,526 3,490,890
RWE AG (a) 110,003 3,927,605
Talanx AG (2)(a) 38,218 4,019,628
TeamViewer SE (2)*(a)(c) 32,777 427,878
thyssenkrupp AG (2)(a) 508,466 5,220,366
Zalando SE (2)*(a)(c) 186,340 6,463,261
98,693,201
Guatemala - 0 .1%
Millicom International Cellular SA,
SDR (3) 62,682 1,870,769
Hong Kong - 0 .9%
CK Asset Holdings Ltd. (2)(a) 252,872 1,023,109
CLP Holdings Ltd. (2)(a) 58,000 472,165
Sun Hung Kai Properties Ltd. (2)(a) 298,000 2,839,239
Swire Pacific Ltd., Class A (a) 206,000 1,816,063
WH Group Ltd. (2)(a)(c) 6,687,000 6,140,031
12,290,607
Italy - 5 .4%
A2A SpA (2)(a) 1,916,168 4,618,070
Azimut Holding SpA (2)(a) 111,108 3,110,951
Banca Monte dei Paschi di Siena
SpA (2)(a) 556,121 4,422,965
BPER Banca SpA (2)(a) 500,387 3,927,885
Buzzi SpA (2)(a) 100,416 4,831,956
Coca-Cola HBC AG (2)(a) 120,624 5,463,036
Eni SpA (2)(a) 93,307 1,443,136
Generali (2)(a) 195,523 6,868,546
Hera SpA (2)(a) 670,077 2,902,693
Intesa Sanpaolo SpA (2)(a) 612,948 3,158,932
Italgas SpA (2)(a) 199,761 1,432,326
Leonardo SpA (2)(a) 201,061 9,791,439
Pirelli & C SpA (2)(a)(c) 45,406 270,277
Poste Italiane SpA (2)(a)(c) 89,314 1,593,390

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 5.4% (continued)
Prysmian SpA (2)(a) 74,518 4,101,993
Telecom Italia SpA (2)*(a) 2,580,021 871,531
UniCredit SpA (2)(a) 96,114 5,395,086
Unipol Assicurazioni SpA (2)(a) 605,328 9,690,047
73,894,259
Japan - 25 .1%
ABC-Mart, Inc. (2)(a) 83,900 1,565,350
AGC, Inc. (2)(a) 8,500 258,763
Air Water, Inc. (2)(a) 50,400 637,454
Amada Co. Ltd. (2)(a) 326,100 3,176,084
Asahi Group Holdings Ltd. (2)(a) 242,600 3,099,596
Asahi Kasei Corp. (2)(a) 279,900 1,962,284
Bandai Namco Holdings, Inc. (2)(a) 72,000 2,415,418
Brother Industries Ltd. (2)(a) 185,600 3,360,545
Canon, Inc. (2)(a) 37,900 1,181,842
Central Japan Railway Co. (2)(a) 334,500 6,380,303
Chubu Electric Power Co., Inc. (2)
(a) 396,000 4,293,520
Concordia Financial Group Ltd.
(2)(a) 65,900 437,512
Dai Nippon Printing Co. Ltd. (2)(a) 148,000 2,107,142
Dai-ichi Life Holdings, Inc. (2)(a) 730,400 5,576,991
Daito Trust Construction Co. Ltd.
(2)(a) 18,900 1,933,928
Daiwa House Industry Co. Ltd. (2)
(a) 67,400 2,229,225
Daiwa House REIT Investment
Corp., REIT (2)(a) 172 271,748
Ebara Corp. (2)(a) 30,100 458,139
ENEOS Holdings, Inc. (2)(a) 622,400 3,282,544
Fuji Electric Co. Ltd. (2)(a) 11,800 504,447
Fujikura Ltd. (2)(a) 45,100 1,670,274
Fujitsu Ltd. (2)(a) 39,400 784,095
Hakuhodo DY Holdings, Inc. (2)(a) 102,400 743,021
Haseko Corp. (2)(a) 153,200 2,016,904
Hikari Tsushin, Inc. (2)(a) 9,600 2,477,705
Hirose Electric Co. Ltd. (2)(a) 15,200 1,760,679
Hitachi Construction Machinery
Co. Ltd. (2)(a) 12,200 325,068
Idemitsu Kosan Co. Ltd. (2)(a) 530,200 3,750,261
Iida Group Holdings Co. Ltd. (2)(a) 167,600 2,556,839
Inpex Corp. (2)(a) 286,500 3,973,983
Isuzu Motors Ltd. (2)(a) 52,000 707,075
ITOCHU Corp. (2)(a) 24,000 1,114,151
Japan Post Bank Co. Ltd. (2)(a) 314,000 3,188,224
Japan Post Holdings Co. Ltd. (2)(a) 260,500 2,612,143
Japan Post Insurance Co. Ltd. (2) 206,600 4,210,503
Japan Real Estate Investment
Corp., REIT (2)(a) 615 440,649
Kajima Corp. (2)(a) 15,400 315,014
Kansai Electric Power Co., Inc.
(The) (2)(a) 245,900 2,918,349
Kansai Paint Co. Ltd. (2)(a) 90,100 1,288,030
Kao Corp. (2)(a) 7,700 333,308
Kawasaki Kisen Kaisha Ltd. (2)(a) 213,000 2,895,182
KDDI Corp. (2)(a) 329,400 5,203,090
Keyence Corp. (2)(a) 1,500 589,815
Kinden Corp. (2)(a) 133,000 2,982,435
Kirin Holdings Co. Ltd. (2)(a) 149,600 2,072,883
INVESTMENTS SHARES VALUE ($)
Japan - 25.1% (continued)
Kobe Steel Ltd. (2)(a) 37,900 439,901
Komatsu Ltd. (2)(a) 73,900 2,164,023
Konami Group Corp. (2)(a) 18,200 2,149,098
Kose Corp. (2)(a) 40,300 1,672,399
Kuraray Co. Ltd. (2)(a) 267,600 3,297,495
Kyocera Corp. (2)(a) 184,100 2,079,417
Kyowa Kirin Co. Ltd. (2)(a) 39,800 580,947
Kyushu Electric Power Co., Inc.
(2)(a) 225,100 1,965,983
Kyushu Railway Co. (2)(a) 33,400 815,586
Lixil Corp. (2)(a) 1,300 15,036
LY Corp. (2)(a) 558,300 1,890,492
Makita Corp. (2)(a) 76,100 2,521,458
Mazda Motor Corp. (2)(a) 719,900 4,606,180
McDonald's Holdings Co. Japan
Ltd. (2)(a) 9,400 358,621
Medipal Holdings Corp. (2)(a) 173,200 2,702,369
MEIJI Holdings Co. Ltd. (a) 51,000 1,105,074
MISUMI Group, Inc. (2)(a) 119,000 1,980,718
Mitsubishi Chemical Group Corp.
(2)(a) 235,300 1,162,731
Mitsubishi Electric Corp. (2)(a) 371,600 6,853,152
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 92,300 1,442,064
Mitsubishi HC Capital, Inc. (2)(a) 483,500 3,276,395
Mitsui OSK Lines Ltd. (2)(a) 68,100 2,371,052
Mizuho Financial Group, Inc. (2)(a) 133,300 3,658,250
MS&AD Insurance Group
Holdings, Inc. (2)(a) 204,500 4,447,434
Murata Manufacturing Co. Ltd. (2)
(a) 57,800 891,562
NGK Insulators Ltd. (2)(a) 353,900 4,360,398
NH Foods Ltd. (2)(a) 49,900 1,667,896
Nintendo Co. Ltd. (2)(a) 68,500 4,656,473
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 128,400 2,338,785
Nippon Steel Corp. (2)(a) 136,400 2,919,106
Nippon Yusen KK (2)(a) 186,400 6,160,165
Nisshin Seifun Group, Inc. (2)(a) 143,600 1,658,355
Nitto Denko Corp. (2)(a) 240,900 4,455,822
NOF Corp. (2)(a) 17,900 243,265
Nomura Holdings, Inc. (2)(a) 443,300 2,731,581
Nomura Real Estate Holdings, Inc.
(2)(a) 136,500 796,555
Nomura Real Estate Master Fund,
Inc., REIT (2)(a) 269 256,030
Obayashi Corp. (2)(a) 152,600 2,035,737
Obic Co. Ltd. (2)(a) 46,500 1,340,735
Oji Holdings Corp. (2)(a) 1,346,100 5,642,721
Open House Group Co. Ltd. (2)(a) 52,600 1,960,741
Oracle Corp. Japan (2)(a) 18,300 1,925,770
Orix JREIT, Inc., REIT (2)(a) 503 591,637
Osaka Gas Co. Ltd. (2)(a) 270,000 6,109,378
Otsuka Corp. (2)(a) 223,100 4,830,432
Otsuka Holdings Co. Ltd. (2)(a) 88,300 4,601,312
Pan Pacific International Holdings
Corp. (2)(a) 22,600 620,785
Panasonic Holdings Corp. (2)(a) 1,051,300 12,541,486
Persol Holdings Co. Ltd. (2)(a) 1,850,200 3,082,811
Ricoh Co. Ltd. (2)(a) 211,900 2,241,512

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 25.1% (continued)
Ryohin Keikaku Co. Ltd. (2)(a) 168,300 4,597,703
Santen Pharmaceutical Co. Ltd.
(2)(a) 229,500 2,185,764
Sanwa Holdings Corp. (2)(a) 62,100 1,992,753
SCSK Corp. (2)(a) 87,300 2,158,728
Sega Sammy Holdings, Inc. (2)(a) 39,300 758,835
Seiko Epson Corp. (2)(a) 130,700 2,093,886
Sekisui Chemical Co. Ltd. (2)(a) 221,100 3,771,044
Sharp Corp. (2)*(a) 261,700 1,654,401
Shimamura Co. Ltd. (2)(a) 112,700 6,459,363
Shionogi & Co. Ltd. (2)(a) 238,100 3,594,052
Skylark Holdings Co. Ltd. (2)(a) 79,900 1,600,997
Socionext, Inc. (2)(a) 133,600 1,622,259
SoftBank Group Corp. (2)(a) 13,900 710,984
Sohgo Security Services Co. Ltd.
(2)(a) 390,600 2,938,192
Sojitz Corp. (2)(a) 61,800 1,362,087
Sompo Holdings, Inc. (2)(a) 227,000 6,912,421
Square Enix Holdings Co. Ltd. (2)
(a) 144,100 6,693,665
Stanley Electric Co. Ltd. (2)(a) 12,200 230,120
Subaru Corp. (2)(a) 320,000 5,730,933
Sugi Holdings Co. Ltd. (2)(a) 91,400 1,713,360
Sumitomo Corp. (2)(a) 73,600 1,679,394
Sumitomo Forestry Co. Ltd. (2)(a) 10,600 319,575
Sumitomo Heavy Industries Ltd.
(2)(a) 35,500 727,203
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 42,400 1,067,262
Suntory Beverage & Food Ltd. (2)
(a) 99,000 3,266,175
T&D Holdings, Inc. (2)(a) 116,500 2,493,454
TBS Holdings, Inc. (2)(a) 93,600 2,699,797
TDK Corp. (2)(a) 145,500 1,524,707
TIS, Inc. (2)(a) 27,900 772,074
Toei Animation Co. Ltd. (2)(a) 14,600 304,319
Toho Co. Ltd. (2)(a) 24,500 1,217,399
Tohoku Electric Power Co., Inc.
(2)(a) 408,200 2,816,607
Tokyo Century Corp. (2)(a) 147,800 1,447,681
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 1,511,800 4,352,020
Tokyo Gas Co. Ltd. (2)(a) 134,900 4,291,253
Tokyu Fudosan Holdings Corp. (2)
(a) 157,500 1,056,755
TOPPAN Holdings, Inc. (2)(a) 233,400 6,380,520
Toray Industries, Inc. (2)(a) 225,800 1,543,099
Tosoh Corp. (2)(a) 279,000 3,839,192
TOTO Ltd. (2)(a) 40,400 1,049,960
Toyo Suisan Kaisha Ltd. (2)(a) 36,500 2,160,185
Toyota Boshoku Corp. (2)(a) 1,100 14,669
Toyota Industries Corp. (2)(a) 25,600 2,189,498
Toyota Tsusho Corp. (2)(a) 142,700 2,404,190
Tsuruha Holdings, Inc. (2)(a) 6,400 397,417
Welcia Holdings Co. Ltd. (2)(a) 101,000 1,457,613
Yamazaki Baking Co. Ltd. (2)(a) 23,000 441,100
Yokogawa Electric Corp. (2)(a) 44,200 862,607
Zensho Holdings Co. Ltd. (2)(a) 36,300 1,957,456
INVESTMENTS SHARES VALUE ($)
Japan - 25.1% (continued)
ZOZO, Inc. (2)(a) 26,700 255,727
344,049,895
Jordan - 0 .0% †
Hikma Pharmaceuticals plc (2) 14,939 377,390
Luxembourg - 0 .4%
ArcelorMittal SA (2)(a) 197,622 5,708,622
Mexico - 0 .1%
Grupo Aeroportuario del Sureste
SAB de CV, ADR (a)(b) 4,211 1,153,056
Grupo Televisa SAB, ADR 71,300 124,775
1,277,831
Netherlands - 2 .6%
Aalberts NV (2)(a) 17,553 598,486
ABN AMRO Bank NV, CVA (2)(a)
(c) 404,505 8,523,479
Arcadis NV (2)(a) 6,812 347,766
ASR Nederland NV (2)(a) 25,069 1,441,158
EXOR NV (2)(a) 4,464 405,390
Koninklijke Ahold Delhaize NV (2)
(a) 245,033 9,153,222
Koninklijke KPN NV (2)(a) 339,583 1,438,358
Koninklijke Philips NV (2)*(a) 54,142 1,378,354
NN Group NV (2)(a) 148,991 8,290,719
Randstad NV (2)(a) 52,686 2,189,961
Wolters Kluwer NV (2)(a) 14,580 2,270,052
36,036,945
New Zealand - 0 .0% †
Xero Ltd. (2)*(a) 4,038 394,688
Norway - 1 .0%
Equinor ASA (2)(a) 202,073 5,336,495
Kongsberg Gruppen ASA (2)(a) 44,227 6,484,348
Norsk Hydro ASA (2)(a) 247,116 1,428,576
13,249,419
Portugal - 0 .0% †
Banco Comercial Portugues SA,
Class R (2) 535,918 324,032
Singapore - 1 .0%
Genting Singapore Ltd. (2) 5,798,200 3,217,374
Jardine Cycle & Carriage Ltd. (2) 29,100 571,155
Mapletree Pan Asia Commercial
Trust, REIT (2) 246,000 228,002
Oversea-Chinese Banking Corp.
Ltd. (2) 223,300 2,861,820
Singapore Airlines Ltd. (2) 212,900 1,072,480
STMicroelectronics NV (2) 171,266 3,755,442
United Overseas Bank Ltd. (2) 72,400 2,042,875
13,749,148
South Africa - 0 .1%
Gold Fields Ltd., ADR 27,412 605,531
Harmony Gold Mining Co. Ltd.,
ADR (a)(b) 89,934 1,328,325
1,933,856

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - 2 .9%
Acciona SA (2)(a) 4,889 639,886
Acerinox SA (2)(a) 224,450 2,629,271
ACS Actividades de Construccion
y Servicios SA (2)(a) 83,625 4,786,135
Aena SME SA (2)(a)(c) 10,254 2,405,631
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 467,146 6,375,414
Banco Santander SA (2)(a) 1,459,170 9,830,301
CaixaBank SA (2)(a) 101,481 790,510
Endesa SA (a) 41,396 1,096,657
Industria de Diseno Textil SA (2)(a) 74,564 3,712,682
Mapfre SA (2) 876,604 2,700,790
Repsol SA (2)(a) 305,704 4,058,993
39,026,270
Sweden - 3 .5%
AAK AB (2)(a) 17,495 488,302
Alfa Laval AB (2)(a) 10,625 455,548
Asmodee Group AB, Class B *(a) 100,574 915,510
Billerud Aktiebolag (2)(a) 79,697 822,797
Boliden AB (2) 20,626 676,794
Elekta AB, Class B (2)(a) 50,073 262,959
Embracer Group AB (2)*(a) 231,133 2,444,068
Essity AB, Class B (2)(a) 168,594 4,789,963
Evolution AB (2)(a)(c) 3,483 259,515
Getinge AB, Class B (2)(a) 122,499 2,640,315
Hexpol AB (2)(a) 10,524 92,030
Sandvik AB (2)(a) 79,595 1,674,002
Securitas AB, Class B (2)(a) 262,236 3,710,893
Skandinaviska Enskilda Banken
AB, Class A (2)*(a) 74,887 1,231,986
Skanska AB, Class B (2)*(a) 56,237 1,241,210
SKF AB, Class B (2)*(a) 265,503 5,378,714
SSAB AB, Class B (2)(a) 474,559 2,891,553
Swedbank AB, Class A (2)(a) 94,514 2,152,508
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 926,502 7,208,887
Telia Co. AB (a) 129,802 468,624
Trelleborg AB, Class B (2)(a) 95,779 3,562,178
Volvo AB, Class B (2)*(a) 93,527 2,743,929
Volvo Car AB, Class B (2)*(a) 723,607 1,394,868
47,507,153
Switzerland - 3 .3%
ABB Ltd. (Registered) (2)(a) 42,445 2,190,075
Adecco Group AG (Registered)
(2)(a) 152,319 4,580,337
BKW AG (2)(a) 15,569 2,723,081
DKSH Holding AG (2)(a) 10,924 831,836
Flughafen Zurich AG (Registered)
(2)(a) 16,174 3,836,950
Geberit AG (Registered) (2)(a) 4,720 2,957,018
Georg Fischer AG (Registered)
(2)(a) 14,916 1,091,686
Helvetia Holding AG (Registered)
(2)(a) 11,232 2,329,651
Logitech International SA
(Registered) (2)(a) 61,048 5,172,914
Schindler Holding AG (2)(a) 7,823 2,451,819
SGS SA (Registered) (2)(a) 9,999 996,288
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.3% (continued)
Sonova Holding AG (Registered)
(2)(a) 3,446 1,006,165
Swiss Prime Site AG (Registered)
(2)(a) 6,612 811,413
Swisscom AG (Registered) (2)(a) 6,270 3,613,098
TE Connectivity plc (a) 19,583 2,767,470
Tecan Group AG (Registered) (2) 1,411 268,483
Temenos AG (Registered) (2)(a) 9,761 757,865
UBS Group AG (Registered) (2)(a) 135,269 4,154,733
Zurich Insurance Group AG (2)(a) 4,224 2,948,386
45,489,268
Taiwan - 0 .0% †
ASE Technology Holding Co. Ltd.,
ADR (a)(b) 32,291 282,869
United Kingdom - 9 .6%
Anglogold Ashanti plc (a) 28,190 1,046,413
Auto Trader Group plc (2)(a)(c) 88,414 854,929
Aviva plc (2)(a) 46,598 335,836
Barclays plc (2)(a) 2,604,093 9,791,478
Beazley plc (2)(a) 166,459 2,004,790
British American Tobacco plc (2)(a) 81,891 3,359,527
BT Group plc (2)(a) 3,833,471 8,222,641
Bunzl plc (2)(a) 26,232 1,009,051
Centrica plc (2)(a) 5,264,073 10,192,572
CK Hutchison Holdings Ltd. (2)(a) 787,500 4,439,089
Compass Group plc (2)(a) 69,009 2,282,563
DCC plc (2) 74,189 4,958,188
easyJet plc (2)(a) 405,012 2,328,869
Harbour Energy plc (2)(a) 269,436 732,695
Howden Joinery Group plc (2)(a) 75,166 702,974
HSBC Holdings plc (2)(a) 153,008 1,734,573
Imperial Brands plc (2)(a) 155,300 5,746,391
Inchcape plc (a) 144,518 1,250,764
InterContinental Hotels Group plc
(2)(a) 35,161 3,785,793
International Distribution Services
plc (a) 261,397 1,225,704
Intertek Group plc (2)(a) 7,256 471,817
Investec plc (a) 175,256 1,084,846
ITV plc (2)(a) 348,118 357,721
J Sainsbury plc (2)(a) 558,843 1,703,400
JD Sports Fashion plc (2)(a) 3,582,688 3,167,940
Just Eat Takeaway.com NV (2)*(a)
(c) 192,041 4,055,978
Kingfisher plc (2)(a) 1,333,929 4,393,973
Lloyds Banking Group plc (2)(a) 3,121,548 2,927,752
Man Group plc (2)(a) 558,634 1,433,661
Marks & Spencer Group plc (2)(a) 1,396,051 6,445,363
NatWest Group plc (2)(a) 973,796 5,749,672
Next plc (2)(a) 12,996 1,872,402
Pearson plc (2)(a) 189,537 2,998,374
Rightmove plc (2)(a) 43,343 385,889
Rolls-Royce Holdings plc (2)*(a) 393,036 3,820,061
Sage Group plc (The) (2)(a) 22,886 359,318
Schroders plc (2)(a) 251,380 1,138,118
Standard Chartered plc (2)(a) 551,737 8,187,432
Subsea 7 SA (2)(a) 95,015 1,519,199
Tate & Lyle plc (a) 9,046 60,471

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.6% (continued)
Tesco plc (2)(a) 930,791 4,004,529
Travis Perkins plc (2)(a) 167,904 1,197,760
Vodafone Group plc (2)(a) 7,996,497 7,513,677
130,854,193
United States - 112 .9%
3M Co. (a)(b) 57,770 8,484,102
A O Smith Corp. (a) 14,967 978,243
Abbott Laboratories (a) 30,129 3,996,612
AbbVie, Inc. (a) 19,098 4,001,413
Abercrombie & Fitch Co., Class A
*(a)(b) 32,229 2,461,329
Acuity, Inc. (a) 23,495 6,187,408
Adobe, Inc. *(a) 20,943 8,032,269
ADT, Inc. (a) 699,742 5,695,900
AES Corp. (The) (a) 84,041 1,043,789
Agilent Technologies, Inc. (a) 2,142 250,571
Airbnb, Inc., Class A *(a)(b) 28,401 3,392,783
Albertsons Cos., Inc., Class A (a)
(b) 211,755 4,656,492
Alcoa Corp. (a)(b) 71,565 2,182,733
Alcon AG (2)(a) 10,474 993,826
Allegion plc (a) 2,278 297,188
ALLETE, Inc. (a) 33,220 2,182,554
Allison Transmission Holdings,
Inc. (a) 62,491 5,978,514
Allstate Corp. (The) (a)(b) 18,791 3,891,052
Ally Financial, Inc. (a) 26,153 953,800
Alphabet, Inc., Class A (a) 35,259 5,452,452
Altria Group, Inc. (a)(b) 254,425 15,270,588
Amdocs Ltd. (a) 47,401 4,337,192
American Electric Power Co., Inc.
(a)(b) 44,368 4,848,091
American Financial Group, Inc. (a) 7,804 1,024,977
Ameriprise Financial, Inc. (a)(b) 13,889 6,723,804
Amkor Technology, Inc. (a) 243,690 4,401,041
Applied Industrial Technologies,
Inc. (a) 6,517 1,468,541
Applied Materials, Inc. (a) 10,771 1,563,088
AppLovin Corp., Class A *(a)(b) 7,317 1,938,785
Aramark (a)(b) 91,923 3,173,182
Arch Capital Group Ltd. (a)(b) 36,014 3,463,827
Archer-Daniels-Midland Co. (a)(b) 37,039 1,778,242
Arista Networks, Inc. *(a)(b) 92,927 7,199,984
Armstrong World Industries, Inc.
(a)(b) 8,375 1,179,870
Arrow Electronics, Inc. *(a)(b) 53,888 5,595,191
Associated Banc-Corp. (a) 64,549 1,454,289
Assurant, Inc. (a) 20,403 4,279,529
Assured Guaranty Ltd. (a) 23,474 2,068,059
AT&T, Inc. (a) 482,514 13,645,495
Atlassian Corp., Class A *(a) 8,163 1,732,270
Autodesk, Inc. *(a) 5,467 1,431,261
AutoNation, Inc. *(a)(b) 11,705 1,895,274
AvalonBay Communities, Inc.,
REIT (a) 13,859 2,974,419
Avantor, Inc. *(a)(b) 234,666 3,803,936
Avient Corp. (a)(b) 51,488 1,913,294
Avnet, Inc. (a)(b) 149,734 7,200,708
Axalta Coating Systems Ltd. *(a) 48,540 1,610,072
INVESTMENTS SHARES VALUE ($)
United States - 112.9% (continued)
Axis Capital Holdings Ltd. (a) 45,072 4,518,017
Bank of New York Mellon Corp.
(The) (a)(b) 82,037 6,880,443
Bank OZK (a) 113,477 4,930,576
Becton Dickinson & Co. (a)(b) 6,165 1,412,155
Belden, Inc. (a)(b) 6,401 641,700
BellRing Brands, Inc. *(a) 30,031 2,236,108
Best Buy Co., Inc. (a) 31,925 2,349,999
Biogen, Inc. *(a) 54,582 7,469,001
Black Hills Corp. (a)(b) 60,968 3,697,709
Booking Holdings, Inc. (a)(b) 1,628 7,500,049
BorgWarner, Inc. (a)(b) 125,989 3,609,585
Boston Beer Co., Inc. (The), Class
A *(a) 6,099 1,456,685
Brink's Co. (The) (a)(b) 16,979 1,462,911
Bristol-Myers Squibb Co. (a) 59,771 3,645,433
Brixmor Property Group, Inc., REIT
(a) 138,456 3,676,007
Builders FirstSource, Inc. *(a) 9,130 1,140,702
Bunge Global SA (a) 56,565 4,322,697
BWX Technologies, Inc. (a)(b) 27,844 2,746,811
Cabot Corp. (a)(b) 47,044 3,911,238
CACI International, Inc., Class A
*(a)(b) 697 255,743
Camden Property Trust, REIT (a) 12,702 1,553,455
Capital One Financial Corp. (a) 49,629 8,898,480
Cardinal Health, Inc. (a) 63,756 8,783,664
Carnival Corp. *(a)(b) 131,579 2,569,738
Carter's, Inc. (a)(b) 75,561 3,090,445
Casey's General Stores, Inc. (a) 1,903 825,978
CBRE Group, Inc., Class A *(a) 42,521 5,560,896
Cencora, Inc. (a) 30,298 8,425,571
Centene Corp. *(a) 36,840 2,236,556
Charter Communications, Inc.,
Class A *(a)(b) 2,946 1,085,689
Chevron Corp. (a)(b) 19,461 3,255,631
Chubb Ltd. (a) 12,509 3,777,593
Ciena Corp. *(a)(b) 44,206 2,671,369
Cigna Group (The) (a)(b) 13,273 4,366,817
Cincinnati Financial Corp. (a) 23,502 3,471,715
Cintas Corp. (a) 26,014 5,346,657
Cirrus Logic, Inc. *(a) 57,104 5,690,699
Cisco Systems, Inc. (a) 49,617 3,061,865
Citigroup, Inc. (a) 90,671 6,436,734
Citizens Financial Group, Inc. (a)
(b) 64,817 2,655,552
Civitas Resources, Inc. (a) 92,746 3,235,908
Clean Harbors, Inc. *(a) 8,522 1,679,686
CME Group, Inc. (a)(b) 8,215 2,179,357
CNA Financial Corp. (a)(b) 46,356 2,354,421
CNO Financial Group, Inc. 162,262 6,758,212
Coca-Cola Consolidated, Inc. (a) 4,853 6,551,550
Cognizant Technology Solutions
Corp., Class A (a)(b) 49,800 3,809,700
Colgate-Palmolive Co. (a) 27,118 2,540,957
Columbia Sportswear Co. (a)(b) 56,217 4,255,065
Comcast Corp., Class A (a) 297,709 10,985,462
Commercial Metals Co. (a) 99,325 4,569,943
Commvault Systems, Inc. *(a)(b) 29,235 4,612,114
Concentrix Corp. (a) 46,132 2,566,784

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 112.9% (continued)
Constellation Brands, Inc., Class
A (a)(b) 10,755 1,973,758
Copart, Inc. *(a)(b) 54,103 3,061,689
COPT Defense Properties, REIT
(a) 65,627 1,789,648
Corebridge Financial, Inc. (a) 222,490 7,024,009
Corpay, Inc. *(a)(b) 2,621 913,995
Costco Wholesale Corp. (a) 5,707 5,397,566
Cousins Properties, Inc., REIT (a) 41,969 1,238,086
Crane Co. (a)(b) 6,582 1,008,231
CRH plc (a) 24,888 2,189,397
Cummins, Inc. (a) 14,218 4,456,490
Curtiss-Wright Corp. (a) 16,527 5,243,521
CVS Health Corp. (a) 29,575 2,003,706
Darden Restaurants, Inc. (a) 13,075 2,716,462
Deckers Outdoor Corp. *(a)(b) 2,182 243,969
DENTSPLY SIRONA, Inc. (a)(b) 193,463 2,890,337
Devon Energy Corp. (a) 22,914 856,984
Dillard's, Inc., Class A (a) 4,080 1,461,170
Docusign, Inc., Class A *(a)(b) 55,511 4,518,595
Dolby Laboratories, Inc., Class A
(a) 40,858 3,281,306
Domino's Pizza, Inc. (a)(b) 3,132 1,438,997
Donaldson Co., Inc. (a) 35,628 2,389,214
DoorDash, Inc., Class A *(a)(b) 22,536 4,118,905
DoubleVerify Holdings, Inc. *(a)(b) 97,362 1,301,730
Dover Corp. (a) 8,052 1,414,575
Doximity, Inc., Class A *(a)(b) 119,759 6,949,615
Dropbox, Inc., Class A *(a)(b) 257,604 6,880,603
DT Midstream, Inc. (a)(b) 10,756 1,037,739
Duke Energy Corp. (a)(b) 22,568 2,752,619
Duolingo, Inc., Class A *(a)(b) 9,352 2,904,170
DXC Technology Co. *(a)(b) 233,535 3,981,772
Eastman Chemical Co. (a)(b) 17,635 1,553,820
eBay, Inc. (a) 79,986 5,417,452
Edison International (a) 93,972 5,536,830
Elanco Animal Health, Inc. *(a)(b) 132,027 1,386,284
Electronic Arts, Inc. (a) 39,323 5,682,960
Element Solutions, Inc. (a) 47,345 1,070,470
Elevance Health, Inc. (a) 6,992 3,041,240
EMCOR Group, Inc. (a)(b) 14,484 5,353,721
Encompass Health Corp. (a) 6,445 652,750
EnerSys (a) 50,747 4,647,410
Entergy Corp. (a) 61,182 5,230,449
Envista Holdings Corp. *(a)(b) 264,264 4,561,197
EOG Resources, Inc. (a) 71,354 9,150,437
EPR Properties, REIT (a) 42,692 2,246,026
Equitable Holdings, Inc. (a)(b) 104,189 5,427,205
Equity Residential, REIT (a) 53,194 3,807,627
Esab Corp. (a) 4,023 468,680
Essent Group Ltd. (a) 23,313 1,345,626
Etsy, Inc. *(a)(b) 70,464 3,324,492
Euronet Worldwide, Inc. *(a) 30,754 3,286,065
Evercore, Inc., Class A (a) 3,790 756,939
Everest Group Ltd. (a) 21,331 7,750,192
Evergy, Inc. (a)(b) 22,063 1,521,244
Exelixis, Inc. *(a)(b) 117,828 4,350,210
Exelon Corp. (a) 101,465 4,675,507
Expedia Group, Inc. (a) 38,241 6,428,312
F5, Inc. *(a) 18,154 4,833,866
INVESTMENTS SHARES VALUE ($)
United States - 112.9% (continued)
Fair Isaac Corp. *(a) 1,084 1,999,069
Fastenal Co. (a)(b) 32,061 2,486,331
Federated Hermes, Inc., Class B
(a) 159,729 6,512,151
Fidelity National Financial, Inc. (a) 43,320 2,819,266
Fidelity National Information
Services, Inc. (a)(b) 55,078 4,113,225
Fifth Third Bancorp (a) 14,925 585,060
First Horizon Corp. (a) 93,693 1,819,518
First Industrial Realty Trust, Inc.,
REIT (a) 18,479 997,127
First Solar, Inc. *(a)(b) 25,650 3,242,930
FirstCash Holdings, Inc. (a)(b) 21,537 2,591,332
Fiserv, Inc. *(a)(b) 16,836 3,717,894
Flowers Foods, Inc. (a)(b) 64,866 1,233,103
Flowserve Corp. (a) 56,436 2,756,334
Fluor Corp. *(a) 237,517 8,507,859
FNB Corp. (a)(b) 174,417 2,345,909
Fortinet, Inc. *(a)(b) 39,534 3,805,543
Fortune Brands Innovations, Inc.
(a)(b) 23,405 1,424,896
Fox Corp., Class A (a)(b) 81,332 4,603,391
Franklin Resources, Inc. (a) 47,590 916,108
Gaming and Leisure Properties,
Inc., REIT (a)(b) 19,454 990,209
Gap, Inc. (The) (a) 127,793 2,633,814
Garmin Ltd. (a) 8,681 1,884,906
Gartner, Inc. *(a) 3,155 1,324,280
Gates Industrial Corp. plc *(a) 177,728 3,271,972
GE Aerospace (a)(b) 46,897 9,386,435
GE HealthCare Technologies, Inc.
(a)(b) 41,274 3,331,225
GE Vernova, Inc. (a)(b) 834 254,604
Gen Digital, Inc. (a)(b) 71,064 1,886,039
Generac Holdings, Inc. *(a) 5,879 744,575
General Dynamics Corp. (a) 27,054 7,374,379
General Motors Co. (a) 136,026 6,397,303
Genpact Ltd. (a)(b) 36,200 1,823,756
Gilead Sciences, Inc. (a) 47,323 5,302,542
Global Payments, Inc. (a) 69,239 6,779,883
Globe Life, Inc. (a) 4,679 616,318
GoDaddy, Inc., Class A *(a)(b) 19,813 3,569,114
Graco, Inc. (a) 17,990 1,502,345
Graham Holdings Co., Class B (a) 6,136 5,895,837
GRAIL, Inc. * 161,616 4,127,673
Grand Canyon Education, Inc. *(a) 35,542 6,149,477
Greif, Inc., Class A (a)(b) 34,928 1,920,691
H&R Block, Inc. (a)(b) 153,506 8,429,014
Hancock Whitney Corp. (a)(b) 38,533 2,021,056
Hanover Insurance Group, Inc.
(The) (a) 10,438 1,815,690
Hartford Insurance Group, Inc.
(The) (a) 54,765 6,776,073
Healthcare Realty Trust, Inc., REIT
(a)(b) 81,318 1,374,274
Healthpeak Properties, Inc., REIT
(a)(b) 92,918 1,878,802
Henry Schein, Inc. *(a)(b) 14,173 970,709
Hewlett Packard Enterprise Co.
(a)(b) 341,450 5,268,574

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 112.9% (continued)
Hexcel Corp. (a) 21,127 1,156,915
HF Sinclair Corp. (a) 106,409 3,498,728
Highwoods Properties, Inc., REIT
(a) 125,403 3,716,945
Holcim AG (2)(a) 84,142 9,054,791
Hologic, Inc. *(a) 67,200 4,150,944
Howmet Aerospace, Inc. (a)(b) 34,699 4,501,501
HP, Inc. (a) 171,839 4,758,222
HubSpot, Inc. *(a) 1,095 625,563
Humana, Inc. (a) 17,489 4,627,589
Huntington Bancshares, Inc. (a)(b) 52,112 782,201
IAC, Inc. *(a)(b) 20,379 936,211
Incyte Corp. *(a)(b) 98,977 5,993,057
Ingredion, Inc. (a) 25,245 3,413,376
Insperity, Inc. (a) 12,006 1,071,295
International Bancshares Corp. (a) 36,347 2,292,042
International Business Machines
Corp. (a)(b) 12,301 3,058,767
International Paper Co. (a)(b) 29,862 1,593,138
Intuit, Inc. (a) 2,095 1,286,309
Invesco Ltd. (a) 246,127 3,733,747
IQVIA Holdings, Inc. *(a)(b) 4,832 851,882
ITT, Inc. (a)(b) 13,875 1,792,095
Jabil, Inc. (a) 35,465 4,825,723
Jacobs Solutions, Inc. (a) 15,826 1,913,205
Janus Henderson Group plc (a) 131,338 4,747,869
Jazz Pharmaceuticals plc *(a) 50,399 6,257,036
Johnson & Johnson (a) 70,061 11,618,915
Jones Lang LaSalle, Inc. *(a) 27,064 6,709,436
KB Home (a)(b) 49,214 2,860,318
Kilroy Realty Corp., REIT (a) 108,454 3,552,953
Kimberly-Clark Corp. (a) 34,643 4,926,927
Kimco Realty Corp., REIT (a)(b) 83,773 1,779,339
Kinder Morgan, Inc. (a)(b) 39,727 1,133,411
KLA Corp. (a) 1,712 1,163,818
Knife River Corp. *(a)(b) 24,291 2,191,291
Kraft Heinz Co. (The) (a)(b) 157,475 4,791,964
Kroger Co. (The) (a) 154,529 10,460,068
Kyndryl Holdings, Inc. *(a)(b) 20,731 650,953
L3Harris Technologies, Inc. (a) 23,422 4,902,459
Lam Research Corp. (a) 30,644 2,227,819
Lamar Advertising Co., Class A,
REIT (a) 19,725 2,244,311
Landstar System, Inc. (a)(b) 15,155 2,276,281
Lantheus Holdings, Inc. *(a)(b) 23,734 2,316,438
Leidos Holdings, Inc. (a) 27,816 3,753,491
Lennar Corp., Class A (a) 27,515 3,158,172
Lennox International, Inc. (a) 1,946 1,091,375
Lincoln Electric Holdings, Inc. (a) 1,405 265,770
Lincoln National Corp. (a) 40,770 1,464,051
Lithia Motors, Inc., Class A (a)(b) 1,812 531,894
Lockheed Martin Corp. (a)(b) 15,430 6,892,735
Loews Corp. (a)(b) 42,067 3,866,378
Louisiana-Pacific Corp. (a) 16,085 1,479,498
Lyft, Inc., Class A *(a) 231,482 2,747,691
LyondellBasell Industries NV, Class
A (a)(b) 44,735 3,149,344
M&T Bank Corp. (a)(b) 21,324 3,811,665
Macy's, Inc. (a)(b) 329,419 4,137,503
ManpowerGroup, Inc. (a) 84,267 4,877,374
INVESTMENTS SHARES VALUE ($)
United States - 112.9% (continued)
Markel Group, Inc. *(a)(b) 1,434 2,681,021
Masco Corp. (a)(b) 32,843 2,283,902
Mastercard, Inc., Class A (a) 2,606 1,428,401
Matador Resources Co. (a)(b) 5,488 280,382
Match Group, Inc. (a) 99,390 3,100,968
Mattel, Inc. *(a) 257,579 5,004,760
Maximus, Inc. (a) 24,523 1,672,223
McKesson Corp. (a) 11,721 7,888,116
MDU Resources Group, Inc. (a)(b) 120,772 2,042,255
Medical Properties Trust, Inc.,
REIT (a) 302,533 1,824,274
Medpace Holdings, Inc. *(a)(b) 1,700 517,973
Medtronic plc (a) 78,954 7,094,806
Merck & Co., Inc. (a)(b) 76,625 6,877,860
Meta Platforms, Inc., Class A (a) 12,818 7,387,782
MetLife, Inc. (a) 26,310 2,112,430
Mettler-Toledo International, Inc.
*(a)(b) 2,748 3,245,141
MGIC Investment Corp. (a) 31,086 770,311
Micron Technology, Inc. (a) 20,083 1,745,012
Microsoft Corp. (a) 13,501 5,068,140
Mid-America Apartment
Communities, Inc., REIT (a) 24,777 4,152,130
Middleby Corp. (The) *(a)(b) 9,282 1,410,678
Mohawk Industries, Inc. *(a)(b) 39,002 4,453,248
Molina Healthcare, Inc. *(a) 4,485 1,477,314
Molson Coors Beverage Co., Class
B (a) 189,103 11,510,699
Monster Beverage Corp. *(a) 19,722 1,154,131
MSC Industrial Direct Co., Inc.,
Class A (a) 35,878 2,786,644
Mueller Industries, Inc. (a)(b) 31,960 2,433,434
Murphy Oil Corp. (a)(b) 86,313 2,451,289
Murphy USA, Inc. (a) 6,610 3,105,444
Natera, Inc. *(a)(b) 12,989 1,836,774
National Fuel Gas Co. (a) 54,872 4,345,314
NetApp, Inc. (a) 2,800 245,952
Neurocrine Biosciences, Inc. *(a) 8,100 895,860
New York Times Co. (The), Class
A (a) 51,508 2,554,797
NewMarket Corp. (a) 3,057 1,731,638
Newmont Corp. (a) 8,892 429,306
News Corp., Class A (a) 40,349 1,098,300
Nexstar Media Group, Inc., Class
A (a) 6,229 1,116,361
NiSource, Inc. (a) 48,798 1,956,312
NNN REIT, Inc., REIT (a) 58,686 2,502,958
Northern Trust Corp. (a) 55,755 5,500,231
Northrop Grumman Corp. (a) 7,879 4,034,127
Northwestern Energy Group, Inc.
(a)(b) 34,296 1,984,710
Norwegian Cruise Line Holdings
Ltd. *(a)(b) 30,286 574,223
NOV, Inc. (a)(b) 268,037 4,079,523
Novartis AG (Registered) (2)(a) 67,605 7,508,874
NRG Energy, Inc. (a)(b) 58,851 5,617,916
Nutanix, Inc., Class A *(a) 25,354 1,769,963
OGE Energy Corp. (a) 12,541 576,384
Old National Bancorp (a)(b) 69,482 1,472,324

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 112.9% (continued)
Old Republic International Corp.
(a) 111,850 4,386,757
Omega Healthcare Investors, Inc.,
REIT (a) 107,049 4,076,426
Omnicom Group, Inc. (a)(b) 47,799 3,963,015
OneMain Holdings, Inc. (a)(b) 27,496 1,344,004
O'Reilly Automotive, Inc. *(a) 933 1,336,597
Organon & Co. (a)(b) 82,310 1,225,596
Ormat Technologies, Inc. (a) 14,004 991,063
Oshkosh Corp. (a)(b) 58,113 5,467,271
Otis Worldwide Corp. (a) 13,960 1,440,672
Ovintiv, Inc. (a) 75,598 3,235,594
Owens Corning (a) 1,735 247,793
PACCAR, Inc. (a)(b) 8,674 844,587
Paramount Global, Class B (a) 140,127 1,675,919
Parker-Hannifin Corp. (a)(b) 3,598 2,187,044
Paychex, Inc. (a)(b) 7,751 1,195,824
PayPal Holdings, Inc. *(a)(b) 37,143 2,423,581
Pegasystems, Inc. (a) 20,675 1,437,326
Penske Automotive Group, Inc. (a) 13,582 1,955,536
Pentair plc (a) 14,911 1,304,414
Performance Food Group Co. *(a)
(b) 20,190 1,587,540
Perrigo Co. plc (a) 10,463 293,383
Philip Morris International, Inc. (a) 45,632 7,243,167
Pilgrim's Pride Corp. *(a) 72,184 3,934,750
Pinnacle Financial Partners, Inc.
(a)(b) 15,327 1,625,275
Pinnacle West Capital Corp. (a)(b) 8,846 842,582
Pinterest, Inc., Class A *(a) 29,147 903,557
Playtika Holding Corp. (a) 142,421 736,317
PNC Financial Services Group,
Inc. (The) (a) 1,460 256,624
Popular, Inc. (a) 37,987 3,508,859
Portland General Electric Co. (a)(b) 37,228 1,660,369
Post Holdings, Inc. *(a)(b) 2,967 345,240
PPG Industries, Inc. (a) 7,167 783,711
Premier, Inc., Class A (a)(b) 88,154 1,699,609
Primerica, Inc. (a) 887 252,378
Procter & Gamble Co. (The) (a) 27,033 4,606,964
Progressive Corp. (The) (a) 11,843 3,351,687
Prosperity Bancshares, Inc. (a) 10,965 782,572
Prudential Financial, Inc. (a) 7,185 802,421
Public Storage, REIT (a) 3,200 957,728
PulteGroup, Inc. (a) 30,116 3,095,925
PVH Corp. (a)(b) 50,156 3,242,084
Qorvo, Inc. *(a)(b) 36,447 2,639,127
QUALCOMM, Inc. (a) 44,214 6,791,713
Qualys, Inc. *(a)(b) 24,680 3,107,952
Ralph Lauren Corp., Class A (a) 8,130 1,794,616
Rambus, Inc. *(a)(b) 13,386 693,060
Raymond James Financial, Inc. (a) 22,436 3,116,585
Rayonier, Inc., REIT (a) 89,419 2,493,002
Regeneron Pharmaceuticals, Inc.
(a)(b) 9,261 5,873,604
Regions Financial Corp. (a)(b) 95,607 2,077,540
Reinsurance Group of America,
Inc. (a) 23,373 4,602,144
Reliance, Inc. (a) 12,752 3,682,140
RenaissanceRe Holdings Ltd. (a) 12,723 3,053,520
INVESTMENTS SHARES VALUE ($)
United States - 112.9% (continued)
Republic Services, Inc., Class A (a) 10,048 2,433,224
ResMed, Inc. (a)(b) 9,360 2,095,236
Reynolds Consumer Products,
Inc. (a) 10,817 258,094
RingCentral, Inc., Class A *(a)(b) 155,072 3,839,583
Robert Half, Inc. (a) 9,276 506,006
ROBLOX Corp., Class A *(a) 42,995 2,506,179
Roche Holding AG (2)(a) 16,954 5,580,030
Roku, Inc., Class A *(a) 3,310 233,156
Roper Technologies, Inc. (a) 3,383 1,994,549
Royal Caribbean Cruises Ltd. (a)
(b) 9,128 1,875,256
Royal Gold, Inc. (a) 32,572 5,325,848
Royalty Pharma plc, Class A (a) 109,298 3,402,447
RPM International, Inc. (a)(b) 20,217 2,338,703
RTX Corp. (a) 33,186 4,395,818
Ryder System, Inc. (a)(b) 30,203 4,343,493
Sabra Health Care REIT, Inc.,
REIT (a)(b) 199,291 3,481,614
Salesforce, Inc. (a) 6,005 1,611,502
SBA Communications Corp., REIT
(a) 21,251 4,675,433
Schneider National, Inc., Class B
(a) 154,575 3,532,039
Seaboard Corp. (a) 214 577,184
SEI Investments Co. (a) 61,304 4,759,030
Sensata Technologies Holding plc
(a)(b) 59,550 1,445,279
Service Corp. International (a)(b) 25,749 2,065,070
ServiceNow, Inc. *(a)(b) 2,617 2,083,498
Shell plc (2)(a) 124,059 4,515,788
Signify NV (2)(a)(c) 174,857 3,796,508
Skyworks Solutions, Inc. (a) 32,703 2,113,595
Snap-on, Inc. (a) 9,174 3,091,730
Snowflake, Inc., Class A *(a)(b) 8,529 1,246,599
Solventum Corp. *(a) 73,719 5,605,593
Sonoco Products Co. (a)(b) 30,114 1,422,585
Southern Co. (The) (a)(b) 24,895 2,289,095
Spire, Inc. (a)(b) 6,143 480,690
SS&C Technologies Holdings, Inc.
(a)(b) 24,920 2,081,568
STAG Industrial, Inc., REIT (a) 80,596 2,911,128
Stanley Black & Decker, Inc. (a)(b) 22,085 1,697,895
State Street Corp. (a) 57,772 5,172,327
STERIS plc (a)(b) 3,161 716,441
Stifel Financial Corp. (a)(b) 42,349 3,991,817
Stryker Corp. (a) 7,317 2,723,753
Swiss Re AG (2)(a) 17,689 3,010,294
Synchrony Financial (a)(b) 192,028 10,165,962
T. Rowe Price Group, Inc. (a) 73,857 6,785,243
Tapestry, Inc. (a) 46,908 3,302,792
Taylor Morrison Home Corp., Class
A *(a) 54,528 3,273,861
TD SYNNEX Corp. (a) 52,119 5,418,291
TEGNA, Inc. (a) 76,510 1,394,012
Teleflex, Inc. (a) 9,069 1,253,245
Tenaris SA (2)(a) 276,374 5,408,291
Tenet Healthcare Corp. *(a) 20,251 2,723,760
Teradata Corp. *(a)(b) 164,628 3,700,837
Teradyne, Inc. (a)(b) 2,972 245,487

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 112.9% (continued)
Terex Corp. (a)(b) 21,335 806,036
Texas Pacific Land Corp. (a)(b) 1,911 2,532,056
Texas Roadhouse, Inc., Class A (a) 15,658 2,609,093
Textron, Inc. (a)(b) 25,744 1,860,004
Timken Co. (The) (a) 26,709 1,919,576
Toll Brothers, Inc. (a) 8,428 889,913
Trane Technologies plc (a) 5,011 1,688,306
TransDigm Group, Inc. (a)(b) 1,982 2,741,681
Travel + Leisure Co. (a)(b) 88,861 4,113,376
Travelers Cos., Inc. (The) (a) 19,389 5,127,615
Trimble, Inc. *(a) 9,168 601,879
TripAdvisor, Inc. *(a) 117,820 1,669,509
Twilio, Inc., Class A *(a) 20,880 2,044,361
Tyler Technologies, Inc. *(a) 2,036 1,183,710
Tyson Foods, Inc., Class A (a) 67,530 4,309,089
Ubiquiti, Inc. (a)(b) 3,991 1,237,769
UFP Industries, Inc. (a) 65,931 7,057,254
UGI Corp. (a) 37,942 1,254,742
U-Haul Holding Co. *(a)(b) 4,250 277,780
UiPath, Inc., Class A *(a)(b) 178,939 1,843,072
Ulta Beauty, Inc. *(a) 3,523 1,291,320
UMB Financial Corp. (a) 14,620 1,478,082
United Airlines Holdings, Inc. *(a)
(b) 34,157 2,358,541
United Bankshares, Inc. (a)(b) 30,514 1,057,920
United Therapeutics Corp. *(a)(b) 20,120 6,202,392
Universal Display Corp. (a)(b) 7,890 1,100,497
Universal Health Services, Inc.,
Class B (a) 11,695 2,197,491
Unum Group (a) 93,301 7,600,299
US Bancorp (a) 42,556 1,796,714
US Foods Holding Corp. *(a)(b) 50,517 3,306,843
Valero Energy Corp. (a)(b) 17,446 2,304,093
Valley National Bancorp (a)(b) 303,893 2,701,609
Veeva Systems, Inc., Class A *(a)
(b) 62,437 14,462,281
Ventas, Inc., REIT (a) 32,222 2,215,585
Veralto Corp. (a) 15,075 1,469,059
VeriSign, Inc. *(a)(b) 21,742 5,519,642
Verisk Analytics, Inc., Class A (a) 5,767 1,716,375
Verizon Communications, Inc. (a) 146,681 6,653,450
Vestis Corp. (a) 93,280 923,472
VICI Properties, Inc., Class A,
REIT (a) 335,857 10,955,655
Virtu Financial, Inc., Class A (a) 16,504 629,132
Voya Financial, Inc. (a)(b) 35,518 2,406,700
W R Berkley Corp. (a) 19,241 1,369,190
Walmart, Inc. (a) 75,073 6,590,659
Walt Disney Co. (The) (a) 25,678 2,534,419
Warner Bros Discovery, Inc. *(a)(b) 202,392 2,171,666
Watts Water Technologies, Inc.,
Class A (a)(b) 5,294 1,079,552
Wayfair, Inc., Class A *(a)(b) 12,331 394,962
Webster Financial Corp. (a) 29,184 1,504,435
Welltower, Inc., REIT (a) 29,822 4,569,029
WESCO International, Inc. (a) 16,694 2,592,578
Western Union Co. (The) (a) 193,342 2,045,558
Westinghouse Air Brake
Technologies Corp. (a) 11,129 2,018,244
Weyerhaeuser Co., REIT (a) 46,965 1,375,135
INVESTMENTS SHARES VALUE ($)
United States - 112.9% (continued)
Williams-Sonoma, Inc. (a) 29,317 4,635,018
Wintrust Financial Corp. (a)(b) 9,841 1,106,719
Woodward, Inc. (a) 24,594 4,488,159
WW Grainger, Inc. (a) 2,029 2,004,307
Wyndham Hotels & Resorts, Inc.
(a) 8,648 782,730
Xcel Energy, Inc. (a) 35,058 2,481,756
Zimmer Biomet Holdings, Inc. (a) 25,861 2,926,948
Zions Bancorp NA (a) 72,824 3,631,005
Zoom Communications, Inc., Class
A *(a) 154,400 11,390,087
1,544,286,114
TOTAL COMMON STOCKS
(Cost $2,496,777,209) 2,795,522,261
PREFERRED STOCKS - 0.2%
Brazil - 0 .1%
Banco Bradesco SA 323,647 721,733
Cia Energetica de Minas Gerais 493,852 869,180
1,590,913
Germany - 0 .1%
Henkel AG & Co. KGaA
(Preference) (2)(a)
16,292 1,296,308
TOTAL PREFERRED STOCKS
(Cost $3,061,460)                                                     2,887,221
SHORT-TERM INVESTMENTS - 60.9%
INVESTMENT COMPANIES - 36 .8%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.15%
(d)(e) 37,481,092 37,481,092
Limited Purpose Cash Investment
Fund, 4.32% (d)(f) 467,308,408 467,168,215
TOTAL INVESTMENT COMPANIES
(Cost $504,585,676) 504,649,307
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 24 .1%
U.S. Treasury Bills
4.31%, 4/3/2025 (2)(g) $ 3,615,000 3,614,148
4.41%, 4/24/2025 (2)(g)(h) 40,649,000 40,539,029
4.42%, 5/1/2025 (2)(g) 1,900,000 1,893,299
4.35%, 5/8/2025 (2)(g)(h) 880,000 876,170
4.41%, 5/22/2025 (2)(g)(h) 6,134,000 6,097,285
4.44%, 5/29/2025 (2)(g)(h) 830,000 824,334
4.29%, 6/12/2025 (2)(g)(h) 20,000,000 19,832,400
4.25%, 6/20/2025 (2)(g)(h) 65,027,000 64,419,981
4.27%, 7/17/2025 (2)(g)(h) 14,736,000 14,552,593
4.25%, 7/24/2025 (2)(g)(h) 11,127,000 10,980,185
4.24%, 8/7/2025 (2)(g) 2,376,000 2,340,851
4.28%, 8/14/2025 (2)(g)(h) 39,738,000 39,120,322
4.31%, 8/21/2025 (2)(g)(h) 40,826,000 40,162,532
4.27%, 8/28/2025 (2)(g)(h) 50,976,000 50,108,856
4.22%, 9/4/2025 (2)(g) 12,619,000 12,395,038

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 24.1% (continued)
4.16%, 9/11/2025 (2)(g) $ 22,105,000 21,694,645
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $329,418,104) 329,451,668
TOTAL SHORT-TERM INVESTMENTS
(Cost $834,003,780) 834,100,975
TOTAL LONG POSITIONS
(Cost $3,333,842,449) 3,632,510,457
SHARES
SHORT POSITIONS - (181.9)%
COMMON STOCKS - (180.9)%
Australia - ( 6 .0 ) %
ALS Ltd. (2) (65,024) (631,200)
Ampol Ltd. (2) (112,106) (1,649,139)
APA Group (2) (944,587) (4,679,274)
Charter Hall Group, REIT (2) (95,760) (975,544)
Cochlear Ltd. (2) (2,620) (431,800)
Coles Group Ltd. (2) (120,792) (1,478,586)
Commonwealth Bank of Australia
(2) (27,561) (2,620,882)
Dexus, REIT (2) (739,202) (3,287,157)
Endeavour Group Ltd. (2) (1,006,815) (2,434,901)
Glencore plc (2) (139,760) (511,540)
Goodman Group, REIT (2) (374,837) (6,727,064)
IDP Education Ltd. (2) (365,655) (2,166,373)
Liontown Resources Ltd. (2) (3,627,208) (1,431,699)
Lynas Rare Earths Ltd. (2) (1,270,981) (5,564,854)
Macquarie Group Ltd. (2) (22,946) (2,855,553)
Mineral Resources Ltd. (2) (236,601) (3,572,447)
Mirvac Group, REIT (2) (1,289,855) (1,698,615)
National Australia Bank Ltd. (2) (27,051) (581,832)
NEXTDC Ltd. (2) (349,456) (2,502,969)
Northern Star Resources Ltd. (2) (113,383) (1,309,027)
Pilbara Minerals Ltd. (2) (996,362) (1,060,870)
Ramsay Health Care Ltd. (2) (151,430) (3,252,568)
Reece Ltd. (2) (26,147) (259,434)
Rio Tinto plc (2) (38,886) (2,333,557)
Santos Ltd. (2) (324,918) (1,361,550)
Sonic Healthcare Ltd. (2) (252,728) (4,103,514)
South32 Ltd. (2) (511,246) (1,029,926)
Stockland, REIT (2) (145,580) (449,195)
Telix Pharmaceuticals Ltd. (2) (28,030) (469,300)
Transurban Group (2) (284,699) (2,397,930)
Treasury Wine Estates Ltd. (2) (751,836) (4,609,682)
Whitehaven Coal Ltd. (2) (917,109) (3,155,074)
Woodside Energy Group Ltd. (2) (460,216) (6,685,987)
Woolworths Group Ltd. (2) (192,399) (3,572,339)
(81,851,382)
Belgium - ( 0 .4 ) %
D'ieteren Group (2) (6,896) (1,187,912)
Elia Group SA/NV (2) (18,104) (1,570,232)
Lotus Bakeries NV (2) (146) (1,297,947)
UCB SA (2) (6,445) (1,134,738)
(5,190,829)
INVESTMENTS SHARES VALUE ($)
Brazil - ( 0 .5 ) %
MercadoLibre, Inc. (1,952) (3,808,098)
NU Holdings Ltd., Class A (276,329) (2,829,609)
StoneCo Ltd., Class A (60,173) (630,613)
XP, Inc., Class A (7,471) (102,726)
(7,371,046)
Canada - ( 7 .5 ) %
Agnico Eagle Mines Ltd. (9,436) (1,022,318)
Alamos Gold, Inc., Class A (45,864) (1,225,441)
Alimentation Couche-Tard, Inc. (44,093) (2,174,546)
AtkinsRealis Group, Inc. (73,894) (3,510,742)
BCE, Inc. (74,661) (1,713,667)
Boyd Group Services, Inc. (6,964) (1,001,204)
Brookfield Asset Management Ltd.,
Class A (54,707) (2,648,198)
Brookfield Corp., Class A (109,664) (5,739,061)
Brookfield Infrastructure Corp.,
Class A (59,056) (2,132,754)
Brookfield Renewable Corp. (15,509) (432,922)
Cameco Corp. (119,373) (4,914,115)
Canadian National Railway Co. (48,734) (4,742,510)
Canadian Pacific Kansas City Ltd. (98,504) (6,912,837)
Capstone Copper Corp. (477,125) (2,456,827)
Colliers International Group, Inc. (3,943) (477,171)
Element Fleet Management Corp. (211,388) (4,202,641)
Enbridge, Inc. (64,909) (2,872,766)
Franco-Nevada Corp. (34,911) (5,490,710)
Gildan Activewear, Inc. (5,794) (256,151)
Hydro One Ltd. (c) (15,955) (536,508)
Nutrien Ltd. (21,299) (1,057,069)
Pan American Silver Corp. (93,833) (2,423,663)
Pembina Pipeline Corp. (41,422) (1,656,822)
PrairieSky Royalty Ltd. (72,549) (1,308,257)
RB Global, Inc. (41,804) (4,195,651)
Restaurant Brands International,
Inc. (48,539) (3,235,708)
Rogers Communications, Inc.,
Class B (88,613) (2,366,421)
Royal Bank of Canada (16,938) (1,907,960)
Shopify, Inc., Class A (37,350) (3,553,188)
Stantec, Inc. (18,530) (1,535,915)
TC Energy Corp. (81,279) (3,838,450)
Teck Resources Ltd., Class B (146,834) (5,348,694)
Thomson Reuters Corp. (25,589) (4,415,772)
TMX Group Ltd. (7,188) (262,435)
Toromont Industries Ltd. (4,408) (345,001)
Toronto-Dominion Bank (The) (53,514) (3,206,638)
Tourmaline Oil Corp. (64,238) (3,097,959)
WSP Global, Inc. (27,485) (4,664,266)
(102,882,958)
Chile - ( 0 .6 ) %
Antofagasta plc (2) (189,664) (4,129,279)
Banco Santander Chile, ADR (2,764) (63,019)
Lundin Mining Corp. (301,271) (2,441,069)
Sociedad Quimica y Minera de
Chile SA, ADR (25,335) (1,006,560)
(7,639,927)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
China - ( 0 .7 ) %
H World Group Ltd., ADR (53,579) (1,982,959)
Kanzhun Ltd., ADR (46,391) (889,315)
NXP Semiconductors NV (6,575) (1,249,645)
Prosus NV (2) (100,348) (4,662,084)
Tencent Music Entertainment
Group, ADR (48,523) (699,216)
(9,483,219)
Denmark - ( 2 .1 ) %
Coloplast A/S, Class B (2) (24,084) (2,526,018)
DSV A/S (2) (30,955) (5,986,115)
GN Store Nord A/S (2) (89,412) (1,398,576)
Novo Nordisk A/S, Class B (2) (115,504) (7,897,971)
Novonesis (Novozymes), Class
B (2) (44,854) (2,611,692)
Orsted A/S (2)(c) (80,723) (3,525,264)
Tryg A/S (2) (68,777) (1,636,100)
Vestas Wind Systems A/S (2) (264,857) (3,664,165)
(29,245,901)
Finland - ( 1 .3 ) %
Kesko OYJ, Class B (2) (33,064) (675,843)
Metso OYJ (2) (159,252) (1,651,161)
Neste OYJ (2) (310,149) (2,868,641)
Sampo OYJ, Class A (2) (475,986) (4,561,459)
Stora Enso OYJ, Class R (2) (316,798) (3,002,066)
UPM-Kymmene OYJ (2) (163,041) (4,374,116)
(17,133,286)
France - ( 6 .3 ) %
Accor SA (2) (62,921) (2,869,530)
Aeroports de Paris SA (2) (18,062) (1,838,772)
Air France-KLM (2) (25,702) (238,862)
Air Liquide SA (2) (33,496) (6,362,405)
Airbus SE (2) (29,196) (5,140,998)
Alstom SA (2) (113,434) (2,512,641)
BioMerieux (2) (12,178) (1,505,302)
Bollore SE (2) (70,017) (410,188)
Bureau Veritas SA (2) (17,105) (518,967)
Capgemini SE (2) (11,599) (1,742,843)
Cie Generale des Etablissements
Michelin SCA (2) (44,687) (1,570,595)
Danone SA (2) (19,212) (1,469,435)
Dassault Systemes SE (2) (153,504) (5,844,317)
Edenred SE (2) (57,058) (1,854,185)
Getlink SE (2) (108,255) (1,869,660)
Hermes International SCA (2) (2,908) (7,651,295)
Kering SA (2) (14,702) (3,058,608)
Legrand SA (2) (41,545) (4,399,764)
L'Oreal SA (2) (17,253) (6,412,819)
LVMH Moet Hennessy Louis
Vuitton SE (2) (9,332) (5,779,108)
Pernod Ricard SA (2) (58,642) (5,793,398)
Publicis Groupe SA (2) (16,435) (1,550,620)
Remy Cointreau SA (2) (19,468) (909,840)
Renault SA (2) (45,916) (2,325,945)
Sartorius Stedim Biotech (2) (25,713) (5,094,185)
SCOR SE (2) (64,122) (1,851,831)
SEB SA (2) (6,924) (654,912)
SOITEC (2) (9,626) (514,803)
INVESTMENTS SHARES VALUE ($)
France - (6.3)% (continued)
Thales SA (2) (12,606) (3,350,946)
Veolia Environnement SA (2) (28,084) (965,860)
(86,062,634)
Germany - ( 4 .6 ) %
adidas AG (2) (5,872) (1,384,973)
Bayer AG (Registered) (2) (49,343) (1,182,848)
Bayerische Motoren Werke AG (2) (50,812) (4,097,346)
Carl Zeiss Meditec AG (2) (31,852) (2,105,455)
Daimler Truck Holding AG (2) (80,588) (3,264,586)
Deutsche Post AG (2) (69,997) (3,005,202)
E.ON SE (2) (286,402) (4,323,166)
Fraport AG Frankfurt Airport
Services Worldwide (2) (10,686) (670,599)
Fresenius Medical Care AG (2) (20,588) (1,024,459)
Infineon Technologies AG (2) (107,096) (3,570,035)
LEG Immobilien SE (2) (14,889) (1,052,439)
Mercedes-Benz Group AG (2) (67,119) (3,964,836)
Merck KGaA (2) (22,032) (3,031,822)
MTU Aero Engines AG (2) (8,631) (2,999,036)
Nemetschek SE (2) (8,733) (1,018,059)
Puma SE (2) (20,077) (489,724)
Rational AG (2) (302) (251,613)
SAP SE (2) (35,600) (9,539,007)
Scout24 SE (2)(c) (3,743) (391,976)
Siemens AG (Registered) (2) (8,898) (2,054,960)
Siemens Energy AG (2) (3,954) (234,401)
Siemens Healthineers AG (2)(c) (72,515) (3,912,210)
Symrise AG, Class A (2) (35,081) (3,636,989)
Vonovia SE (2) (149,169) (4,014,186)
Wacker Chemie AG (2) (19,424) (1,609,202)
(62,829,129)
Hong Kong - ( 0 .4 ) %
Prudential plc (2) (499,907) (5,394,510)
Ireland - ( 0 .4 ) %
Accenture plc, Class A (4,967) (1,549,903)
Aptiv plc (66,324) (3,946,278)
(5,496,181)
Italy - ( 4 .1 ) %
Amplifon SpA (2) (112,975) (2,293,511)
Brunello Cucinelli SpA (2) (22,205) (2,550,963)
Davide Campari-Milano NV (2) (537,013) (3,156,531)
DiaSorin SpA (2) (18,469) (1,834,188)
Enel SpA (466,715) (3,783,428)
ERG SpA (2) (77,977) (1,481,191)
Ferrari NV (2) (24,357) (10,401,915)
FinecoBank Banca Fineco SpA (2) (287,934) (5,702,991)
Infrastrutture Wireless Italiane SpA
(c) (325,628) (3,447,074)
Interpump Group SpA (2) (38,355) (1,369,878)
Moncler SpA (2) (41,209) (2,538,354)
Nexi SpA (2)(c) (101,660) (542,203)
Recordati Industria Chimica e
Farmaceutica SpA (2) (41,234) (2,336,644)
Snam SpA (1,436,429) (7,447,646)
Terna - Rete Elettrica Nazionale (2) (743,031) (6,714,977)
(55,601,494)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Ivory Coast - ( 0 .2 ) %
Endeavour Mining plc (2) (98,449) (2,321,311)
Japan - ( 22 .9 ) %
Advance Residence Investment
Corp., REIT (2) (580) (552,908)
Advantest Corp. (2) (32,400) (1,444,278)
Aeon Co. Ltd. (2) (308,000) (7,724,616)
Ajinomoto Co., Inc. (2) (186,400) (3,690,294)
Allegro MicroSystems, Inc. (161,147) (4,049,624)
ANA Holdings, Inc. (2) (195,300) (3,604,994)
Asahi Intecc Co. Ltd. (2) (128,800) (2,080,589)
Asics Corp. (2) (68,600) (1,454,840)
Astellas Pharma, Inc. (2) (290,300) (2,825,927)
BayCurrent, Inc. (2) (9,000) (390,007)
Bridgestone Corp. (2) (160,100) (6,431,672)
Capcom Co. Ltd. (2) (56,400) (1,392,040)
Chiba Bank Ltd. (The) (2) (188,700) (1,786,167)
Cosmos Pharmaceutical Corp. (2) (31,500) (1,577,638)
CyberAgent, Inc. (2) (57,800) (439,834)
Daifuku Co. Ltd. (2) (100,800) (2,477,817)
Daiichi Sankyo Co. Ltd. (2) (72,100) (1,716,981)
Daikin Industries Ltd. (2) (25,200) (2,734,671)
Daiwa Securities Group, Inc. (2) (343,500) (2,312,871)
Denso Corp. (2) (502,500) (6,234,305)
Disco Corp. (2) (6,400) (1,307,019)
East Japan Railway Co. (2) (149,900) (2,954,615)
Eisai Co. Ltd. (2) (237,000) (6,597,427)
FANUC Corp. (2) (153,800) (4,190,398)
Fast Retailing Co. Ltd. (2) (15,300) (4,554,679)
FUJIFILM Holdings Corp. (2) (76,000) (1,456,082)
Fukuoka Financial Group, Inc. (2) (67,900) (1,806,917)
GMO Payment Gateway, Inc. (2) (73,900) (3,932,138)
Hamamatsu Photonics KK (2) (240,200) (2,341,584)
Hankyu Hanshin Holdings, Inc. (2) (37,200) (1,000,951)
Hitachi Ltd. (2) (136,100) (3,195,547)
Honda Motor Co. Ltd. (2) (58,200) (526,685)
Hoshizaki Corp. (2) (62,700) (2,427,031)
Hoya Corp. (2) (5,900) (665,865)
Hulic Co. Ltd. (2) (266,300) (2,556,270)
Ibiden Co. Ltd. (2) (47,300) (1,275,911)
Isetan Mitsukoshi Holdings Ltd. (2) (54,800) (794,707)
Japan Airlines Co. Ltd. (2) (156,100) (2,673,891)
Japan Airport Terminal Co. Ltd. (2) (78,200) (2,155,958)
Japan Metropolitan Fund
Investment Corp., REIT (2) (799) (509,670)
Japan Tobacco, Inc. (2) (58,100) (1,596,945)
Kadokawa Corp. (2) (179,600) (4,294,300)
Kawasaki Heavy Industries Ltd. (2) (111,600) (6,736,184)
KDX Realty Investment Corp.,
REIT (2) (1,400) (1,380,429)
Keio Corp. (2) (72,800) (1,861,813)
Keisei Electric Railway Co. Ltd. (2) (186,000) (1,680,510)
Kikkoman Corp. (2) (206,900) (1,995,899)
Kintetsu Group Holdings Co. Ltd.
(2) (42,600) (910,054)
Kobayashi Pharmaceutical Co.
Ltd. (2) (48,700) (1,844,912)
Kobe Bussan Co. Ltd. (2) (204,500) (4,761,255)
Kubota Corp. (2) (336,300) (4,155,794)
Kurita Water Industries Ltd. (2) (24,400) (754,675)
INVESTMENTS SHARES VALUE ($)
Japan - (22.9)% (continued)
Kyoto Financial Group, Inc. (2) (223,596) (3,433,387)
Lasertec Corp. (2) (67,000) (5,758,678)
M3, Inc. (2) (288,400) (3,294,521)
Marubeni Corp. (2) (159,500) (2,558,670)
Marui Group Co. Ltd. (2) (204,800) (3,723,878)
MatsukiyoCocokara & Co. (2) (39,400) (616,373)
Mitsubishi Corp. (2) (106,100) (1,873,170)
Mitsubishi Estate Co. Ltd. (2) (259,300) (4,238,501)
Mitsubishi Heavy Industries Ltd. (2) (608,400) (10,448,415)
Mitsui Chemicals, Inc. (2) (10,800) (242,575)
Mitsui Fudosan Co. Ltd. (2) (525,500) (4,705,892)
MonotaRO Co. Ltd. (2) (108,600) (2,028,729)
Nexon Co. Ltd. (2) (64,400) (882,045)
NIDEC Corp. (2) (130,800) (2,195,122)
Nikon Corp. (2) (104,300) (1,035,828)
Nippon Building Fund, Inc., REIT (872) (740,668)
Nippon Paint Holdings Co. Ltd. (2) (550,500) (4,134,010)
Nippon Prologis REIT, Inc., REIT
(2) (751) (1,158,996)
Nippon Sanso Holdings Corp. (2) (40,100) (1,216,417)
Nippon Telegraph & Telephone
Corp. (2) (1,660,500) (1,604,826)
Nissan Chemical Corp. (2) (128,000) (3,810,969)
Nissan Motor Co. Ltd. (2) (2,507,400) (6,430,666)
Nissin Foods Holdings Co. Ltd. (2) (64,400) (1,314,428)
Niterra Co. Ltd. (2) (65,600) (2,001,154)
Nitori Holdings Co. Ltd. (2) (52,900) (5,175,705)
Nomura Research Institute Ltd. (2) (45,900) (1,494,153)
NTT Data Group Corp. (2) (252,000) (4,564,995)
Odakyu Electric Railway Co. Ltd.
(2) (91,400) (903,679)
Olympus Corp. (2) (245,800) (3,217,702)
Omron Corp. (2) (204,200) (5,765,936)
Oriental Land Co. Ltd. (2) (265,300) (5,231,909)
ORIX Corp. (2) (55,800) (1,165,043)
Rakuten Bank Ltd. (2) (26,800) (1,165,382)
Rakuten Group, Inc. (2) (594,700) (3,411,774)
Recruit Holdings Co. Ltd. (2) (15,000) (777,169)
Renesas Electronics Corp. (2) (120,900) (1,621,589)
Resona Holdings, Inc. (2) (365,200) (3,188,857)
Resonac Holdings Corp. (2) (47,800) (955,395)
Rinnai Corp. (2) (20,600) (475,865)
Rohm Co. Ltd. (2) (57,900) (559,408)
Rohto Pharmaceutical Co. Ltd. (2) (34,200) (512,101)
Sanrio Co. Ltd. (2) (70,700) (3,270,980)
SCREEN Holdings Co. Ltd. (2) (19,200) (1,252,636)
Secom Co. Ltd. (2) (28,600) (974,090)
Seibu Holdings, Inc. (2) (68,900) (1,527,066)
Sekisui House Ltd. (2) (136,100) (3,046,208)
Seven & i Holdings Co. Ltd. (2) (20,800) (301,203)
SG Holdings Co. Ltd. (2) (209,000) (2,084,337)
Shimadzu Corp. (2) (20,300) (507,067)
Shimano, Inc. (2) (8,500) (1,193,511)
Shin-Etsu Chemical Co. Ltd. (2) (67,100) (1,914,710)
Shiseido Co. Ltd. (2) (307,900) (5,839,301)
Shizuoka Financial Group, Inc. (2) (85,100) (930,361)
SMC Corp. (2) (12,400) (4,437,265)
SUMCO Corp. (2) (75,400) (510,932)
Sumitomo Electric Industries Ltd.
(2) (87,900) (1,467,044)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (22.9)% (continued)
Sumitomo Metal Mining Co. Ltd.
(2) (83,000) (1,814,283)
Sumitomo Mitsui Financial Group,
Inc. (2) (44,400) (1,141,729)
Sumitomo Realty & Development
Co. Ltd. (2) (32,200) (1,209,867)
Sundrug Co. Ltd. (2) (2,300) (64,470)
Suzuki Motor Corp. (2) (50,700) (622,349)
Sysmex Corp. (2) (71,400) (1,363,027)
Taisei Corp. (2) (31,700) (1,411,017)
Terumo Corp. (2) (132,400) (2,491,243)
Tobu Railway Co. Ltd. (2) (12,200) (208,268)
Tokyo Electron Ltd. (2) (15,400) (2,111,842)
Tokyu Corp. (2) (154,700) (1,741,620)
Toyota Motor Corp. (2) (537,800) (9,506,852)
Trend Micro, Inc. (2) (17,700) (1,194,891)
Unicharm Corp. (2) (464,400) (3,698,846)
West Japan Railway Co. (2) (81,800) (1,595,710)
Yamaha Corp. (2) (212,300) (1,647,516)
Yamaha Motor Co. Ltd. (2) (352,100) (2,819,026)
Yamato Holdings Co. Ltd. (2) (37,500) (491,431)
Yaskawa Electric Corp. (2) (176,700) (4,427,769)
Yokohama Rubber Co. Ltd. (The)
(2) (66,300) (1,528,776)
(313,800,011)
Luxembourg - ( 0 .0 ) % †
Eurofins Scientific SE (2) (10,890) (580,902)
Mexico - ( 0 .1 ) %
Cemex SAB de CV, ADR (132,518) (743,426)
Coca-Cola Femsa SAB de CV,
ADR (437) (39,894)
Fomento Economico Mexicano
SAB de CV, ADR (3,455) (337,139)
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR (1,611) (126,673)
Grupo Aeroportuario del Pacifico
SAB de CV, ADR (1,826) (338,741)
(1,585,873)
Netherlands - ( 2 .5 ) %
Adyen NV (2)(c) (2,398) (3,675,645)
Aegon Ltd. (2) (430,857) (2,829,797)
Akzo Nobel NV (2) (18,332) (1,128,989)
Argenx SE (2) (3,832) (2,261,249)
ASM International NV (2) (2,490) (1,134,676)
ASML Holding NV (2) (8,739) (5,783,242)
BE Semiconductor Industries NV
(2) (24,412) (2,551,212)
Heineken NV (2) (62,085) (5,062,436)
IMCD NV (2) (23,403) (3,114,509)
Koninklijke Vopak NV (2) (12,847) (558,135)
SBM Offshore NV (2) (109,545) (2,334,279)
Universal Music Group NV (2) (116,662) (3,221,388)
(33,655,557)
Norway - ( 0 .9 ) %
DNB Bank ASA (2) (214,410) (5,641,702)
Gjensidige Forsikring ASA (75,360) (1,732,019)
Mowi ASA (2) (37,272) (690,925)
INVESTMENTS SHARES VALUE ($)
Norway - (0.9)% (continued)
Salmar ASA (2) (25,593) (1,230,425)
Telenor ASA (2) (66,358) (948,188)
TOMRA Systems ASA (2) (132,088) (1,885,917)
(12,129,176)
Poland - ( 0 .1 ) %
InPost SA (2) (109,115) (1,601,402)
Portugal - ( 0 .0 ) % †
EDP SA (76,539) (257,554)
Singapore - ( 1 .8 ) %
CapitaLand Investment Ltd. (2) (2,373,300) (4,800,008)
DBS Group Holdings Ltd. (2) (82,560) (2,835,220)
Grab Holdings Ltd., Class A (494,978) (2,242,250)
Keppel Ltd. (2) (1,264,000) (6,447,565)
Mapletree Logistics Trust, REIT (2) (32,700) (31,780)
Sea Ltd., ADR (15,541) (2,027,945)
Sembcorp Industries Ltd. (2) (77,000) (360,353)
Singapore Technologies
Engineering Ltd. (2) (50,900) (255,628)
Singapore Telecommunications
Ltd. (2) (2,428,800) (6,160,297)
(25,161,046)
South Africa - ( 0 .3 ) %
Anglo American plc (2) (91,679) (2,569,613)
Old Mutual Ltd. (534,953) (345,513)
Sibanye Stillwater Ltd., ADR (136,895) (626,979)
(3,542,105)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (69,787) (1,673,327)
Spain - ( 2 .1 ) %
Amadeus IT Group SA (2) (75,875) (5,810,735)
Bankinter SA (2) (228,803) (2,543,187)
Cellnex Telecom SA (2)(c) (213,260) (7,581,129)
Enagas SA (2) (20,487) (294,939)
Fluidra SA (2) (92,446) (2,176,495)
Grifols SA (2) (306,518) (2,728,912)
Iberdrola SA (2) (329,191) (5,315,805)
Redeia Corp. SA (2) (105,748) (2,122,498)
(28,573,700)
Sweden - ( 3 .4 ) %
AddTech AB, Class B (2) (41,143) (1,204,978)
Assa Abloy AB, Class B (2) (165,168) (4,958,552)
Atlas Copco AB, Class A (2) (327,457) (5,230,612)
Autoliv, Inc. (28,862) (2,552,844)
Axfood AB (38,471) (864,199)
Beijer Ref AB, Class B (2) (126,459) (1,778,942)
Castellum AB (2) (89,839) (990,108)
Epiroc AB, Class A (2) (184,276) (3,710,275)
EQT AB (2) (163,333) (4,980,521)
Fastighets AB Balder, Class B (138,254) (865,136)
Hexagon AB, Class B (2) (215,460) (2,303,217)
Holmen AB, Class B (2) (49,963) (1,978,578)
Lifco AB, Class B (2) (49,333) (1,750,028)
Nibe Industrier AB, Class B (2) (1,331,508) (5,064,398)
Sagax AB, Class B (2) (99,022) (2,077,577)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - (3.4)% (continued)
Svenska Cellulosa AB SCA, Class
B (2) (271,088) (3,576,787)
Swedish Orphan Biovitrum AB (2) (8,980) (257,333)
Tele2 AB, Class B (132,706) (1,789,560)
(45,933,645)
Switzerland - ( 4 .8 ) %
Avolta AG (2) (53,120) (2,326,898)
Bachem Holding AG, Class B (2) (13,538) (799,613)
Baloise Holding AG (Registered)
(2) (7,680) (1,611,842)
Banque Cantonale Vaudoise
(Registered) (2) (22,575) (2,466,829)
Barry Callebaut AG (Registered)
(2) (5,611) (7,431,283)
Chocoladefabriken Lindt &
Spruengli AG (2) (292) (3,947,678)
Cie Financiere Richemont SA
(Registered) (2) (1,498) (261,500)
Clariant AG (Registered) (2) (112,473) (1,218,917)
DSM-Firmenich AG (2) (54,678) (5,413,019)
EMS-Chemie Holding AG
(Registered) (2) (1,135) (773,307)
Galenica AG (2)(c) (4,986) (448,654)
Givaudan SA (Registered) (1,009) (4,331,618)
Julius Baer Group Ltd. (2) (10,627) (736,621)
Kuehne + Nagel International AG
(Registered) (2) (17,187) (3,969,007)
Lonza Group AG (Registered) (2) (11,027) (6,812,148)
Partners Group Holding AG (2) (3,342) (4,756,342)
Sandoz Group AG (2) (46,022) (1,929,889)
SIG Group AG (2) (315,040) (5,824,896)
Sika AG (Registered) (2) (15,273) (3,720,262)
Straumann Holding AG
(Registered) (2) (2,061) (249,513)
Swiss Life Holding AG (Registered)
(2) (446) (406,890)
Swissquote Group Holding SA
(Registered) (2) (896) (387,016)
VAT Group AG (2)(c) (15,205) (5,480,827)
(65,304,569)
United Kingdom - ( 7 .3 ) %
Aberdeen Group plc (2) (315,171) (632,067)
Admiral Group plc (2) (91,019) (3,360,432)
Ashtead Group plc (2) (61,628) (3,332,027)
AstraZeneca plc (2) (41,283) (6,062,196)
BAE Systems plc (2) (45,421) (917,163)
Bellway plc (2) (38,860) (1,197,509)
Berkeley Group Holdings plc (2) (16,989) (790,704)
Burberry Group plc (2) (327,994) (3,303,835)
ConvaTec Group plc (2)(c) (165,201) (551,863)
Croda International plc (2) (45,656) (1,734,549)
Diageo plc (2) (289,305) (7,560,305)
Diploma plc (2) (30,542) (1,528,911)
Entain plc (2) (162,463) (1,227,478)
Flutter Entertainment plc (5,454) (1,208,334)
Hiscox Ltd. (48,366) (734,727)
Informa plc (2) (451,283) (4,524,971)
Intermediate Capital Group plc (2) (68,850) (1,753,560)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (7.3)% (continued)
Legal & General Group plc (2) (2,188,319) (6,901,168)
M&G plc (2) (471,272) (1,213,973)
Melrose Industries plc (2) (238,860) (1,474,440)
National Grid plc (2) (544,149) (7,098,005)
Ocado Group plc (2) (543,321) (1,989,461)
Pennon Group plc (2) (299,434) (1,734,572)
Persimmon plc (2) (198,971) (3,077,489)
Reckitt Benckiser Group plc (2) (111,269) (7,524,069)
RELX plc (2) (131,833) (6,622,063)
Rentokil Initial plc (2) (879,949) (3,993,335)
RS GROUP plc (2) (148,701) (1,082,635)
Severn Trent plc (2) (28,241) (924,549)
Spirax Group plc (2) (18,386) (1,482,165)
SSE plc (2) (58,342) (1,201,750)
St James's Place plc (2) (48,336) (614,442)
Taylor Wimpey plc (2) (796,844) (1,119,560)
TechnipFMC plc (19,011) (602,459)
Unilever plc (2) (89,494) (5,339,845)
United Utilities Group plc (2) (64,428) (840,655)
Weir Group plc (The) (2) (59,167) (1,787,395)
WH Smith plc (78) (1,022)
Wise plc, Class A (2) (68,466) (840,413)
WPP plc (2) (358,009) (2,720,520)
(100,606,616)
United States - ( 99 .1 ) %
10X Genomics, Inc., Class A (265,588) (2,318,583)
AAON, Inc. (29,319) (2,290,693)
Acadia Healthcare Co., Inc. (118,520) (3,593,526)
Advance Auto Parts, Inc. (33,033) (1,295,224)
Advanced Drainage Systems, Inc. (26,344) (2,862,276)
Advanced Micro Devices, Inc. (39,905) (4,099,840)
Affirm Holdings, Inc., Class A (28,165) (1,272,776)
Aflac, Inc. (44,207) (4,915,376)
AGCO Corp. (16,360) (1,514,445)
Agree Realty Corp., REIT (17,826) (1,375,989)
Air Lease Corp., Class A (80,877) (3,907,168)
Air Products and Chemicals, Inc. (27,557) (8,127,110)
Alaska Air Group, Inc. (78,983) (3,887,543)
Albemarle Corp. (91,416) (6,583,780)
Alexandria Real Estate Equities,
Inc., REIT (35,373) (3,272,356)
Alliant Energy Corp. (16,660) (1,072,071)
Alnylam Pharmaceuticals, Inc. (12,631) (3,410,623)
Amazon.com, Inc. (41,374) (7,871,817)
Amcor plc (30,489) (295,743)
Amentum Holdings, Inc. (130,095) (2,367,729)
Ameren Corp. (20,463) (2,054,485)
American Express Co. (8,674) (2,333,740)
American Homes 4 Rent, Class
A, REIT (43,065) (1,628,288)
American International Group, Inc. (34,330) (2,984,650)
American Tower Corp., REIT (15,404) (3,351,910)
American Water Works Co., Inc. (6,399) (943,980)
Americold Realty Trust, Inc., REIT (185,103) (3,972,310)
AMETEK, Inc. (20,970) (3,609,776)
Amgen, Inc. (10,092) (3,144,163)
Amphenol Corp., Class A (32,632) (2,140,333)
Analog Devices, Inc. (1,890) (381,156)
Antero Resources Corp. (115,718) (4,679,636)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (99.1)% (continued)
Aon plc, Class A (13,895) (5,545,356)
APA Corp. (137,258) (2,885,163)
Apellis Pharmaceuticals, Inc. (163,767) (3,581,584)
API Group Corp. (102,918) (3,680,348)
Apollo Global Management, Inc. (71,571) (9,800,932)
Appfolio, Inc., Class A (4,910) (1,079,709)
Apple, Inc. (13,042) (2,897,019)
AptarGroup, Inc. (18,329) (2,719,657)
Arrowhead Pharmaceuticals, Inc. (71,743) (914,006)
Ashland, Inc. (35,989) (2,133,788)
ATI, Inc. (14,209) (739,294)
Atmos Energy Corp. (10,579) (1,635,302)
Automatic Data Processing, Inc. (15,465) (4,725,021)
Avery Dennison Corp. (13,891) (2,472,181)
Avis Budget Group, Inc. (14,834) (1,125,901)
Axon Enterprise, Inc. (4,748) (2,497,211)
Azenta, Inc. (102,675) (3,556,662)
Baker Hughes Co., Class A (19,231) (845,202)
Ball Corp. (95,382) (4,966,541)
Bank of America Corp. (76,821) (3,205,740)
Bath & Body Works, Inc. (26,421) (801,085)
Baxter International, Inc. (10,573) (361,914)
Bentley Systems, Inc., Class B (28,723) (1,129,963)
BILL Holdings, Inc. (28,270) (1,297,310)
BioMarin Pharmaceutical, Inc. (44,367) (3,136,303)
Bio-Techne Corp. (15,391) (902,374)
BJ's Wholesale Club Holdings, Inc. (10,734) (1,224,749)
Blackbaud, Inc. (6,735) (417,907)
Blackrock, Inc. (2,723) (2,577,265)
Blackstone, Inc. (44,888) (6,274,445)
Block, Inc., Class A (22,369) (1,215,308)
Blue Owl Capital, Inc., Class A (112,103) (2,246,544)
Boeing Co. (The) (82,301) (14,036,435)
Booz Allen Hamilton Holding Corp.,
Class A (7,696) (804,848)
Boston Scientific Corp. (60,483) (6,101,525)
BP plc (2) (94,986) (533,010)
Broadcom, Inc. (8,169) (1,367,736)
Brown & Brown, Inc. (49,679) (6,180,068)
Brown-Forman Corp., Class B (109,966) (3,732,246)
Bruker Corp. (68,584) (2,862,696)
Brunswick Corp. (53,346) (2,872,682)
Burlington Stores, Inc. (11,143) (2,655,711)
BXP, Inc., REIT (63,144) (4,242,645)
Cadence Bank (26,225) (796,191)
Cadence Design Systems, Inc. (10,139) (2,578,652)
Caesars Entertainment, Inc. (61,620) (1,540,500)
Capri Holdings Ltd. (110,000) (2,170,300)
Carpenter Technology Corp. (8,685) (1,573,548)
Carrier Global Corp. (95,194) (6,035,300)
Carvana Co., Class A (12,568) (2,627,717)
Caterpillar, Inc. (10,541) (3,476,422)
Cava Group, Inc. (29,025) (2,508,050)
Cboe Global Markets, Inc. (6,160) (1,393,946)
CCC Intelligent Solutions Holdings,
Inc. (36,262) (327,446)
CDW Corp. (15,761) (2,525,858)
Celanese Corp., Class A (33,728) (1,914,739)
Celsius Holdings, Inc. (52,502) (1,870,121)
Certara, Inc. (159,501) (1,579,060)
INVESTMENTS SHARES VALUE ($)
United States - (99.1)% (continued)
CF Industries Holdings, Inc. (21,471) (1,677,959)
CH Robinson Worldwide, Inc. (11,653) (1,193,267)
Charles Schwab Corp. (The) (102,767) (8,044,601)
Chart Industries, Inc. (7,010) (1,011,964)
Chemed Corp. (1,350) (830,682)
Chemours Co. (The) (254,199) (3,439,312)
Cheniere Energy, Inc. (18,317) (4,238,554)
Chewy, Inc., Class A (7,789) (253,220)
Chipotle Mexican Grill, Inc., Class
A (57,349) (2,879,493)
Chord Energy Corp. (30,925) (3,485,866)
Church & Dwight Co., Inc. (23,659) (2,604,619)
Churchill Downs, Inc. (21,271) (2,362,570)
Cleveland-Cliffs, Inc. (275,957) (2,268,367)
Clorox Co. (The) (24,147) (3,555,646)
Cloudflare, Inc., Class A (14,877) (1,676,489)
CMS Energy Corp. (44,077) (3,310,623)
CNH Industrial NV (267,406) (3,283,746)
CNH Industrial NV (2) (19,351) (236,998)
CNX Resources Corp. (40,025) (1,259,987)
Coca-Cola Co. (The) (134,401) (9,625,799)
Cognex Corp. (164,543) (4,908,318)
Coherent Corp. (39,394) (2,558,246)
Coinbase Global, Inc., Class A (8,962) (1,543,525)
Comfort Systems USA, Inc. (6,521) (2,101,914)
Commerce Bancshares, Inc. (4,658) (289,867)
Conagra Brands, Inc. (37,107) (989,644)
Confluent, Inc., Class A (176,363) (4,133,949)
ConocoPhillips (34,089) (3,580,027)
Consolidated Edison, Inc. (11,705) (1,294,456)
Constellation Energy Corp. (22,679) (4,572,767)
Cooper Cos., Inc. (The) (32,896) (2,774,778)
Core & Main, Inc., Class A (68,741) (3,320,878)
Corning, Inc. (43,335) (1,983,876)
Corteva, Inc. (23,812) (1,498,489)
CoStar Group, Inc. (95,100) (7,534,773)
Coterra Energy, Inc. (53,303) (1,540,457)
Coty, Inc., Class A (105,716) (578,267)
Crane NXT Co. (17,961) (923,195)
Credit Acceptance Corp. (7,650) (3,950,078)
Crocs, Inc. (18,282) (1,941,548)
Crowdstrike Holdings, Inc., Class A (6,678) (2,354,529)
Crown Castle, Inc., REIT (47,318) (4,931,955)
Crown Holdings, Inc. (13,627) (1,216,346)
CSL Ltd. (2) (57,988) (9,126,687)
CSX Corp. (127,311) (3,746,763)
Cullen/Frost Bankers, Inc. (5,563) (696,488)
Danaher Corp. (10,039) (2,057,995)
Darling Ingredients, Inc. (19,077) (595,965)
Datadog, Inc., Class A (7,637) (757,667)
DaVita, Inc. (7,431) (1,136,720)
Dayforce, Inc. (90,722) (5,291,814)
Deere & Co. (18,818) (8,832,228)
Dell Technologies, Inc., Class C (23,695) (2,159,799)
Dexcom, Inc. (43,789) (2,990,351)
Dick's Sporting Goods, Inc. (5,068) (1,021,506)
Digital Realty Trust, Inc., REIT (13,904) (1,992,304)
Dollar General Corp. (36,003) (3,165,744)
Dollar Tree, Inc. (32,752) (2,458,693)
Dominion Energy, Inc. (80,760) (4,528,213)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (99.1)% (continued)
Dow, Inc. (74,719) (2,609,187)
DR Horton, Inc. (14,800) (1,881,524)
DraftKings, Inc., Class A (44,046) (1,462,768)
DTE Energy Co. (11,375) (1,572,821)
DuPont de Nemours, Inc. (20,143) (1,504,279)
EastGroup Properties, Inc., REIT (6,671) (1,175,097)
Eaton Corp. plc (17,875) (4,858,961)
Ecolab, Inc. (15,415) (3,908,011)
Edwards Lifesciences Corp. (33,763) (2,447,142)
Elastic NV (19,236) (1,713,928)
elf Beauty, Inc. (44,874) (2,817,638)
Eli Lilly & Co. (8,043) (6,642,794)
Enovis Corp. (71,830) (2,744,624)
Enphase Energy, Inc. (38,823) (2,408,967)
Ensign Group, Inc. (The) (24,070) (3,114,658)
Entegris, Inc. (34,418) (3,010,887)
EQT Corp. (15,243) (814,433)
Equifax, Inc. (15,526) (3,781,513)
Equinix, Inc., REIT (7,273) (5,930,041)
Equity LifeStyle Properties, Inc.,
REIT (13,406) (894,180)
Erie Indemnity Co., Class A (7,536) (3,157,961)
Essential Utilities, Inc. (34,059) (1,346,352)
Essex Property Trust, Inc., REIT (2,453) (752,016)
Estee Lauder Cos., Inc. (The),
Class A (77,100) (5,088,600)
Eversource Energy (63,714) (3,957,277)
Everus Construction Group, Inc. (16,207) (601,118)
Exact Sciences Corp. (67,364) (2,916,188)
Expeditors International of
Washington, Inc. (34,715) (4,174,479)
Experian plc (2) (50,463) (2,338,220)
Extra Space Storage, Inc., REIT (35,114) (5,214,078)
Exxon Mobil Corp. (48,076) (5,717,679)
FactSet Research Systems, Inc. (2,357) (1,071,586)
Federal Realty Investment Trust,
REIT (30,431) (2,976,760)
FedEx Corp. (15,035) (3,665,232)
Ferguson Enterprises, Inc. (14,177) (2,271,581)
Ferrovial SE (2) (209,696) (9,379,226)
First American Financial Corp. (56,414) (3,702,451)
First Financial Bankshares, Inc. (61,668) (2,215,115)
FirstEnergy Corp. (55,689) (2,250,949)
Five Below, Inc. (26,821) (2,009,563)
Five9, Inc. (67,403) (1,829,991)
Flagstar Financial, Inc. (291,764) (3,390,298)
Floor & Decor Holdings, Inc., Class
A (37,658) (3,030,339)
FMC Corp. (79,470) (3,352,839)
Ford Motor Co. (401,538) (4,027,426)
Fortive Corp. (22,674) (1,659,283)
Fortrea Holdings, Inc. (89,440) (675,272)
Freeport-McMoRan, Inc. (52,962) (2,005,141)
Freshpet, Inc. (28,693) (2,386,397)
FTI Consulting, Inc. (6,481) (1,063,402)
GATX Corp. (26,984) (4,189,806)
General Mills, Inc. (33,177) (1,983,653)
Gentex Corp. (92,517) (2,155,646)
Genuine Parts Co. (52,047) (6,200,880)
GFL Environmental, Inc. (108,789) (5,254,802)
INVESTMENTS SHARES VALUE ($)
United States - (99.1)% (continued)
Gitlab, Inc., Class A (34,519) (1,622,393)
Glacier Bancorp, Inc. (34,443) (1,523,069)
Globant SA (21,907) (2,578,892)
Goodyear Tire & Rubber Co. (The) (159,385) (1,472,717)
Graphic Packaging Holding Co. (34,104) (885,340)
Grocery Outlet Holding Corp. (170,741) (2,386,959)
GXO Logistics, Inc. (98,652) (3,855,320)
Haemonetics Corp. (40,025) (2,543,589)
Haleon plc (2) (1,093,053) (5,520,145)
Halliburton Co. (113,699) (2,884,544)
Hamilton Lane, Inc., Class A (6,700) (996,089)
Harley-Davidson, Inc. (82,598) (2,085,600)
Hasbro, Inc. (52,113) (3,204,428)
Hayward Holdings, Inc. (217,102) (3,022,060)
HCA Healthcare, Inc. (2,789) (963,739)
HealthEquity, Inc. (10,306) (910,741)
Hershey Co. (The) (26,405) (4,516,047)
Hilton Grand Vacations, Inc. (137,270) (5,135,271)
Hilton Worldwide Holdings, Inc. (5,146) (1,170,972)
Home BancShares, Inc. (13,847) (391,455)
Home Depot, Inc. (The) (17,945) (6,576,663)
Honeywell International, Inc. (12,716) (2,692,613)
Hormel Foods Corp. (75,194) (2,326,502)
Hubbell, Inc., Class B (3,730) (1,234,294)
Huntsman Corp. (246,192) (3,887,372)
Hyatt Hotels Corp., Class A (21,808) (2,671,480)
IDEX Corp. (13,662) (2,472,412)
IDEXX Laboratories, Inc. (1,384) (581,211)
Illinois Tool Works, Inc. (15,106) (3,746,439)
Illumina, Inc. (13,299) (1,055,143)
Independence Realty Trust, Inc.,
REIT (13,107) (278,262)
Informatica, Inc., Class A (13,743) (239,815)
Ingersoll Rand, Inc. (57,384) (4,592,442)
Inspire Medical Systems, Inc. (22,358) (3,561,182)
Intel Corp. (213,115) (4,839,842)
Intercontinental Exchange, Inc. (25,971) (4,479,998)
International Flavors & Fragrances,
Inc. (43,605) (3,384,184)
Intuitive Surgical, Inc. (4,331) (2,145,014)
Invitation Homes, Inc., REIT (110,325) (3,844,826)
Ionis Pharmaceuticals, Inc. (252,165) (7,607,818)
Iridium Communications, Inc. (84,091) (2,297,366)
Iron Mountain, Inc., REIT (49,654) (4,272,230)
J M Smucker Co. (The) (40,158) (4,755,109)
Jack Henry & Associates, Inc. (6,033) (1,101,626)
James Hardie Industries plc,
CHESS (2) (188,101) (4,488,900)
JB Hunt Transport Services, Inc. (7,399) (1,094,682)
Johnson Controls International plc (9,567) (766,412)
KBR, Inc. (35,249) (1,755,753)
Kemper Corp. (28,117) (1,879,621)
Kenvue, Inc. (150,642) (3,612,395)
Keurig Dr Pepper, Inc. (43,119) (1,475,532)
KeyCorp (360,728) (5,768,041)
Keysight Technologies, Inc. (20,193) (3,024,306)
Kinsale Capital Group, Inc. (8,909) (4,336,099)
Kirby Corp. (9,107) (919,898)
Kite Realty Group Trust, REIT (209,664) (4,690,184)
KKR & Co., Inc. (52,312) (6,047,790)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (99.1)% (continued)
Knight-Swift Transportation
Holdings, Inc., Class A (23,944) (1,041,325)
Labcorp Holdings, Inc. (3,680) (856,483)
Lamb Weston Holdings, Inc. (84,033) (4,478,959)
Lancaster Colony Corp. (1,445) (252,875)
Las Vegas Sands Corp. (28,119) (1,086,237)
Lattice Semiconductor Corp. (54,744) (2,871,323)
Lear Corp. (8,358) (737,343)
Leggett & Platt, Inc. (97,524) (771,415)
Liberty Media Corp.-Liberty Live,
Class C (45,633) (3,109,433)
Linde plc (13,574) (6,320,597)
LivaNova plc (10,342) (406,234)
Live Nation Entertainment, Inc. (5,150) (672,487)
LKQ Corp. (58,102) (2,471,659)
Lowe's Cos., Inc. (4,747) (1,107,143)
Lucid Group, Inc. (1,029,875) (2,492,298)
Lululemon Athletica, Inc. (3,415) (966,650)
Madison Square Garden Sports
Corp., Class A (15,563) (3,030,427)
Maplebear, Inc. (42,365) (1,689,940)
Marathon Petroleum Corp. (17,193) (2,504,848)
MarketAxess Holdings, Inc. (6,276) (1,357,813)
Marriott International, Inc., Class A (11,275) (2,685,705)
Marriott Vacations Worldwide Corp. (18,844) (1,210,539)
Marsh & McLennan Cos., Inc. (19,237) (4,694,405)
Martin Marietta Materials, Inc. (11,233) (5,370,834)
Marvell Technology, Inc. (31,071) (1,913,041)
MasTec, Inc. (7,690) (897,500)
McCormick & Co., Inc.
(Non-Voting) (62,545) (5,148,079)
McDonald's Corp. (5,934) (1,853,604)
MGM Resorts International (38,131) (1,130,203)
Microchip Technology, Inc. (79,873) (3,866,652)
MicroStrategy, Inc., Class A (11,319) (3,262,928)
MKS Instruments, Inc. (4,629) (371,014)
Moderna, Inc. (159,065) (4,509,493)
Mondelez International, Inc., Class
A (63,792) (4,328,287)
MongoDB, Inc., Class A (16,637) (2,918,130)
Moody's Corp. (3,583) (1,668,567)
Morgan Stanley (18,985) (2,214,980)
Mosaic Co. (The) (48,393) (1,307,095)
Motorola Solutions, Inc. (12,812) (5,609,222)
MP Materials Corp. (193,551) (4,724,580)
MSA Safety, Inc. (9,078) (1,331,652)
MSCI, Inc., Class A (2,401) (1,357,766)
Nasdaq, Inc. (49,299) (3,739,822)
National Storage Affiliates Trust,
REIT (54,946) (2,164,872)
nCino, Inc. (63,743) (1,751,020)
Neogen Corp. (232,588) (2,016,538)
Nestle SA (Registered) (2) (70,984) (7,173,404)
Netflix, Inc. (1,124) (1,048,164)
New Fortress Energy, Inc. (66,325) (551,161)
Newell Brands, Inc. (383,420) (2,377,204)
NextEra Energy, Inc. (103,206) (7,316,273)
NIKE, Inc., Class B (87,369) (5,546,184)
Nordson Corp. (13,872) (2,798,260)
Norfolk Southern Corp. (22,483) (5,325,099)
INVESTMENTS SHARES VALUE ($)
United States - (99.1)% (continued)
Novanta, Inc. (26,008) (3,325,643)
Nucor Corp. (20,548) (2,472,746)
nVent Electric plc (39,460) (2,068,493)
NVIDIA Corp. (45,646) (4,947,113)
NVR, Inc. (173) (1,253,279)
Occidental Petroleum Corp. (105,912) (5,227,816)
Okta, Inc., Class A (8,832) (929,303)
Old Dominion Freight Line, Inc. (18,353) (3,036,504)
Olin Corp. (70,003) (1,696,873)
ON Semiconductor Corp. (12,498) (508,544)
ONE Gas, Inc. (60,068) (4,540,540)
ONEOK, Inc. (22,136) (2,196,334)
Onto Innovation, Inc. (6,765) (820,865)
Option Care Health, Inc. (30,880) (1,079,256)
Oracle Corp. (34,331) (4,799,817)
Packaging Corp. of America (13,171) (2,608,121)
Palantir Technologies, Inc., Class A (5,417) (457,195)
Palo Alto Networks, Inc. (7,170) (1,223,489)
Park Hotels & Resorts, Inc., REIT (59,515) (635,620)
Parsons Corp. (27,592) (1,633,722)
Paycom Software, Inc. (1,327) (289,923)
Paycor HCM, Inc. (19,298) (433,047)
PBF Energy, Inc., Class A (41,278) (787,997)
Penn Entertainment, Inc. (36,784) (599,947)
Penumbra, Inc. (4,805) (1,284,905)
PepsiCo, Inc. (9,102) (1,364,754)
Permian Resources Corp., Class A (172,948) (2,395,330)
Pfizer, Inc. (198,049) (5,018,562)
PG&E Corp. (122,975) (2,112,711)
Phillips 66 (13,744) (1,697,109)
Planet Fitness, Inc., Class A (22,562) (2,179,715)
Plug Power, Inc. (361,755) (488,369)
Polaris, Inc. (38,379) (1,571,236)
Pool Corp. (15,725) (5,006,054)
PotlatchDeltic Corp., REIT (63,926) (2,884,341)
Power Integrations, Inc. (42,446) (2,143,523)
PPL Corp. (26,604) (960,670)
Principal Financial Group, Inc. (10,648) (898,372)
Prologis, Inc., REIT (64,399) (7,199,164)
PTC, Inc. (5,731) (888,018)
Public Service Enterprise Group,
Inc. (55,871) (4,598,183)
QIAGEN NV (2) (6,714) (266,731)
Quanta Services, Inc. (15,819) (4,020,873)
QuantumScape Corp. (942,812) (3,922,098)
Quest Diagnostics, Inc. (18,806) (3,181,975)
QuidelOrtho Corp. (64,204) (2,245,214)
Range Resources Corp. (116,657) (4,658,114)
RBC Bearings, Inc. (1,765) (567,924)
Realty Income Corp., REIT (55,911) (3,243,397)
Regal Rexnord Corp. (8,133) (925,942)
Regency Centers Corp., REIT (19,090) (1,408,078)
Repligen Corp. (49,042) (6,240,104)
Revvity, Inc. (11,498) (1,216,488)
Rexford Industrial Realty, Inc.,
REIT (106,303) (4,161,762)
RH (23,873) (5,596,070)
Rivian Automotive, Inc., Class A (107,037) (1,332,611)
RLI Corp. (39,111) (3,141,787)
Robinhood Markets, Inc., Class A (93,749) (3,901,833)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (99.1)% (continued)
Rocket Cos., Inc., Class A (38,227) (461,400)
Rockwell Automation, Inc. (16,805) (4,342,076)
Roivant Sciences Ltd. (203,056) (2,048,835)
Rollins, Inc. (37,606) (2,031,852)
Ross Stores, Inc. (13,085) (1,672,132)
Ryan Specialty Holdings, Inc.,
Class A (80,679) (5,959,758)
S&P Global, Inc. (5,736) (2,914,462)
Saia, Inc. (17,097) (5,974,205)
Sanofi SA (2) (3,541) (392,066)
Schlumberger NV (124,415) (5,200,547)
Schneider Electric SE (2) (40,504) (9,350,161)
Scotts Miracle-Gro Co. (The) (11,722) (643,421)
Seagate Technology Holdings plc (23,156) (1,967,102)
Sealed Air Corp. (16,363) (472,891)
Selective Insurance Group, Inc. (11,529) (1,055,365)
Sempra (19,673) (1,403,865)
SentinelOne, Inc., Class A (95,567) (1,737,408)
SharkNinja, Inc. (28,283) (2,359,085)
Sherwin-Williams Co. (The) (19,873) (6,939,453)
Shift4 Payments, Inc., Class A (4,196) (342,855)
Silgan Holdings, Inc. (5,161) (263,830)
Silicon Laboratories, Inc. (24,417) (2,748,622)
Simon Property Group, Inc., REIT (38,817) (6,446,727)
Simpson Manufacturing Co., Inc. (13,726) (2,156,080)
Sirius XM Holdings, Inc. (75,135) (1,693,919)
SiteOne Landscape Supply, Inc. (14,612) (1,774,481)
Skechers USA, Inc., Class A (22,607) (1,283,625)
Snap, Inc., Class A (515,765) (4,492,313)
SoFi Technologies, Inc. (137,785) (1,602,440)
Somnigroup International, Inc. (46,332) (2,774,360)
Sotera Health Co. (228,258) (2,661,488)
SouthState Corp. (23,978) (2,225,638)
Southwest Airlines Co. (149,294) (5,013,293)
Southwest Gas Holdings, Inc. (32,321) (2,320,648)
Spectrum Brands Holdings, Inc. (12,736) (911,261)
Sprouts Farmers Market, Inc. (7,697) (1,174,870)
Starbucks Corp. (30,652) (3,006,655)
Steel Dynamics, Inc. (22,862) (2,859,579)
Stellantis NV (2) (219,558) (2,462,581)
Sun Communities, Inc., REIT (19,593) (2,520,444)
Super Micro Computer, Inc. (13,779) (471,793)
Synaptics, Inc. (21,616) (1,377,372)
Sysco Corp. (20,395) (1,530,441)
Take-Two Interactive Software, Inc. (2,390) (495,328)
Targa Resources Corp. (8,619) (1,727,851)
Target Corp. (7,004) (730,937)
Teledyne Technologies, Inc. (2,405) (1,196,993)
Tesla, Inc. (30,273) (7,845,551)
Tetra Tech, Inc. (59,339) (1,735,666)
Texas Capital Bancshares, Inc. (16,444) (1,228,367)
Texas Instruments, Inc. (24,023) (4,316,933)
The Campbell's Co. (85,106) (3,397,432)
Thermo Fisher Scientific, Inc. (1,962) (976,291)
Thor Industries, Inc. (14,228) (1,078,625)
TJX Cos., Inc. (The) (36,871) (4,490,888)
T-Mobile US, Inc. (7,825) (2,087,006)
Toast, Inc., Class A (85,722) (2,843,399)
TopBuild Corp. (9,673) (2,949,781)
Toro Co. (The) (31,943) (2,323,853)
INVESTMENTS SHARES VALUE ($)
United States - (99.1)% (continued)
TPG, Inc. (56,289) (2,669,787)
Tractor Supply Co. (38,195) (2,104,545)
Trade Desk, Inc. (The), Class A (64,597) (3,534,748)
Tradeweb Markets, Inc., Class A (9,337) (1,386,171)
TransUnion (4,489) (372,542)
Trex Co., Inc. (106,387) (6,181,085)
Truist Financial Corp. (240,923) (9,913,980)
TXNM Energy, Inc. (4,746) (253,816)
Uber Technologies, Inc. (93,445) (6,808,403)
UDR, Inc., REIT (240,515) (10,864,062)
Ultragenyx Pharmaceutical, Inc. (49,310) (1,785,515)
Under Armour, Inc., Class A (517,780) (3,236,125)
Union Pacific Corp. (16,925) (3,998,362)
United Parcel Service, Inc., Class
B (49,933) (5,492,131)
United Rentals, Inc. (4,887) (3,062,683)
UnitedHealth Group, Inc. (12,141) (6,358,849)
Unity Software, Inc. (93,334) (1,828,413)
UWM Holdings Corp., Class A (111,156) (606,912)
Vail Resorts, Inc. (7,791) (1,246,716)
Valaris Ltd. (89,293) (3,505,643)
Valvoline, Inc. (105,098) (3,658,461)
Vertiv Holdings Co., Class A (44,949) (3,245,318)
VF Corp. (137,051) (2,127,032)
Vishay Intertechnology, Inc. (8,649) (137,519)
Visteon Corp. (37,133) (2,882,263)
Vistra Corp. (16,399) (1,925,899)
Vornado Realty Trust, REIT (76,207) (2,818,897)
Vulcan Materials Co. (20,784) (4,848,907)
Warner Music Group Corp., Class
A (25,911) (812,310)
Waste Connections, Inc. (23,795) (4,644,546)
Waste Management, Inc. (27,230) (6,304,017)
Waters Corp. (1,859) (685,172)
Watsco, Inc. (963) (489,493)
Weatherford International plc (38,712) (2,073,028)
Wells Fargo & Co. (44,787) (3,215,259)
Wendy's Co. (The) (33,638) (492,124)
West Pharmaceutical Services,
Inc. (13,649) (3,055,738)
Western Alliance Bancorp (42,399) (3,257,515)
Western Digital Corp. (25,279) (1,022,030)
Westlake Corp. (15,046) (1,505,051)
WEX, Inc. (9,414) (1,478,186)
Whirlpool Corp. (17,064) (1,537,978)
White Mountains Insurance Group
Ltd. (1,070) (2,060,617)
Williams Cos., Inc. (The) (33,222) (1,985,347)
Willis Towers Watson plc (22,898) (7,738,379)
WillScot Holdings Corp. (120,277) (3,343,701)
Wingstop, Inc. (10,884) (2,455,213)
Wolfspeed, Inc. (330,842) (1,012,377)
Workday, Inc., Class A (11,382) (2,658,038)
WP Carey, Inc., REIT (13,614) (859,180)
Wynn Resorts Ltd. (8,517) (711,170)
XPO, Inc. (50,968) (5,483,137)
Xylem, Inc. (37,445) (4,473,180)
YETI Holdings, Inc. (26,125) (864,738)
Zebra Technologies Corp., Class A (7,792) (2,201,708)
Zillow Group, Inc., Class C (60,978) (4,180,652)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (99.1)% (continued)
Zoetis, Inc., Class A (19,165) (3,155,517)
ZoomInfo Technologies, Inc., Class
A (119,928) (1,199,280)
Zscaler, Inc. (2,020) (400,808)
(1,357,635,340)
Zambia - ( 0 .4 ) %
First Quantum Minerals Ltd. (415,240) (5,583,471)
TOTAL COMMON STOCKS
(Proceeds $(2,774,537,551))                                                     (2,476,128,101)
PREFERRED STOCKS - (1.0)%
Germany - ( 1 .0 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (76,383) (3,825,479)
Sartorius AG (Preference) (2) (18,559) (4,326,476)
Volkswagen AG (Preference) (2) (47,914) (4,889,059)
TOTAL PREFERRED STOCKS
(Proceeds $(17,740,527))                                                     (13,041,014)
NO. OF
RIGHTS
RIGHTS - (0.0)% †
Belgium - ( 0 .0 ) % †
Elia Group SA/NV, expiring
4/3/2025 (16,855) (82,233)
Italy - 0 .0%
DiaSorin SpA, expiring 4/30/2025
(3) (18,469) –
TOTAL RIGHTS
(Cost $–) (82,233)
TOTAL SHORT POSITIONS
(Proceeds $(2,792,278,078)) (2,489,251,348)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 83.5%
(Cost $541,564,371) 1,143,259,109
OTHER ASSETS IN EXCESS OF
LIABILITIES - 16.5% ‡ 225,557,718
NET ASSETS - 100.0% 1,368,816,827
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 78,398,028 5 .7%
Consumer Discretionary (55,317,204) ( 4 .0 )
Consumer Staples 3,137,927 0 .2
Energy (16,601,411) ( 1 .2 )
Financials 299,010,621 21 .9
Health Care 10,084,610 0 .7
Industrials 828,318 0 .1
Information Technology 67,244,653 4 .9
Materials (68,323,874) ( 5 .0 )
Real Estate (39,770,198) ( 2 .9 )
Utilities 30,466,664 2 .2
Investment Companies 504,649,307 36 .8
U.S. Treasury Obligations 329,451,668 24 .1
Total Investments In Securities
At Value 1,143,259,109 83 .5
Other Assets in Excess of
Liabilities ‡ 225,557,718 16 .5
Net Assets
$ 1,368,816,827 100 .0%

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2025 amounted to $2,693,106,299, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $25,177,669 were also segregated.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at March 31, 2025 amounted to $311,267,265. Additional securities sold but not yet settled totaling $812,705 were also rehypothecated.
(c) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $3,509,846, which represents 0.26% of net assets of the Fund.
(d) Represents 7-day effective yield as of March 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended March 31, 2025, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2024
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2025
Shares
Held At
3/31/2025
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 34.1%
INVESTMENT COMPANIES - 34.1%
Limited Purpose
Cash Investment
Fund,
4.32% (a)
(Cost $467,104,584) $377,523,770 $668,445,667 $(578,764,299) $(1,828) $(35,095) $467,168,215 467,308,408 $4,569,938 $–
(a) Represents 7-day effective yield as of March 31, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Forward effective interest rate swap contracts outstanding as of March 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 6/16/2027 CAD 195,200,000 $ 10,169 $ 527,400 $ 537,569
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 564,200,000 1,187,721 508,748 1,696,469
Pay 1D SOFR Annual 4.00% Annual 6/20/2035 USD 10,500,000 (104,310) 315,738 211,428
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 42,000,000 366,315 486,586 852,901
Pay 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 92,200,000 (592,105) 605,853 13,748
Pay 1D SONIA Annual 4.00% Annual 9/15/2027 GBP 265,500,000 97,693 323,766 421,459
Pay 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 2,252,700,000 28,280 (1,495) 26,785
Pay 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 28,094,100,000 137,090 (17,868) 119,222
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 213,500,000 333,976 (15,777) 318,199
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 1,169,200,000 725,687 772,300 1,497,987
Pay 3M STIBOR Qtrly 2.50% Annual 6/16/2027 SEK 1,707,200,000 (119,952) 201,667 81,715
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 345,500,000 1,044,673 2,041,475 3,086,148
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 88,100,000 713,051 (17,257) 695,794
Receive 1D SOFR Annual 3.50% Annual 6/16/2027 USD 814,400,000 3,396,461 (1,400,953) 1,995,508
Receive 1D SOFR Annual 3.50% Annual 9/15/2027 USD 420,800,000 1,287,411 (909,245) 378,166
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 1,200,000 (30,069) 86,156 56,087
Receive 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 9,500,000 41,990 133,827 175,817
Receive 3M BBR Qtrly 3.50% Qtrly 6/10/2027 AUD 1,975,700,000 3,005,017 (1,355,058) 1,649,959

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M BBR Qtrly 3.50% Qtrly 9/09/2027 AUD 1,008,600,000 $ 1,282,997 $ (821,049) $ 461,948
Receive 6M EURIBOR Semi 2.50% Annual 6/20/2035 EUR 111,300,000 (408,775) 2,160,775 1,752,000
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 39,100,000 730,798 (44,875) 685,923
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 388,800,000 14,793 201,074 215,867
13,148,911 3,781,788 16,930,699
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 8,200,000 (24,396) 1,376 (23,020)
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 244,300,000 (1,404,244) 583,577 (820,667)
Pay 3M STIBOR Qtrly 2.50% Annual 9/15/2027 SEK 437,000,000 (16,352) 13,815 (2,537)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 504,100,000 (2,567,869) 836,433 (1,731,436)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 467,600,000 (3,373,684) 1,696,848 (1,676,836)
Receive 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 41,400,000 (232,016) (438,069) (670,085)
Receive 1D CORRA Semi 3.00% Semi 9/19/2035 CAD 64,200,000 (1,438,177) 486,203 (951,974)
Receive 1D TONAR Annual 1.50% Annual 6/20/2035 JPY 5,283,900,000 (388,835) (137,729) (526,564)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 5,903,400,000 (542,019) 77,519 (464,500)
(9,987,592) 3,119,973 (6,867,619)
$ 3,161,319 $ 6,901,761 $ 10,063,080
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.77%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.41%
1 Day Sterling Overnight Index Average (“SONIA”): 4.46%
1 Day Swiss Average Rate Overnight (“SARON”): 0.21%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.13%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.36%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.30%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.34%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.67%

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
Total return swap contracts outstanding as of March 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 04/17/2025 EUR (94,295,896) $ 2,124,099
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 04/16/2025 BRL 193,592,874 486,300
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-1.20%)
Increases in
total return of
reference entity
Monthly CITI 06/18/2025 BRL 88,515,436 473,747
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.70%)
Monthly CITI 06/18/2025 EUR (3,618,459) 116,518
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.15%)
Monthly CITI 06/18/2025 EUR (52,956,484) 1,939,095
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly CITI 06/18/2025 EUR 25,075,209 465,047
Tel Aviv Stock
Exchange 35
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TELBOR plus or
minus a specified
spread (0.26%)
Monthly BANA 06/18/2025 ILS (10,584,271) 90,659
Total unrealized appreciation 5,695,465
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination CITI 04/29/2025 HKD 62,614,650 (124,376)
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination CITI 06/12/2025 KRW 31,961,350,000 (323,516)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 06/20/2025 CHF 131,393,340 $ (4,542,857)
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/16/2025 TWD 120,431,200 (230,316)
WIG20 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 06/20/2025 PLN 8,914,200 (61,023)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.20%)
Monthly CITI 06/18/2025 AUD (21,651,054) (117,338)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.40%)
Monthly CITI 06/18/2025 CAD (1,276,963) (17,959)
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return of
reference entity
and pays the
OBFR
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 USD 5,663,914 (438,719)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly CITI 06/18/2025 EUR 15,532,599 (64,959)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and pays
the TIIEOIS
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly CITI 06/18/2025 MXN 41,519,107 (7,861)
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (0.69%)
Increases in
total return of
reference entity
Monthly CITI 06/18/2025 PLN 451,272 (2,209)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.40%)
Monthly CITI 06/18/2025 ZAR (899,604,594) $ (1,960,162)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.95%)
Increases in
total return of
reference entity
Monthly CITI 06/18/2025 SEK 175,994,097 (774,356)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.40%)
Increases in
total return of
reference entity
Monthly CITI 06/18/2025 CHF 10,177,349 (181,662)
Total unrealized depreciation (8,847,313)
Net unrealized depreciation $ (3,151,848)
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 3,995 4/2025 USD $ 298,706,150 $ 12,120,883
Hang Seng Index 30 4/2025 HKD 4,464,849 (87,552)
IBEX 35 Index 821 4/2025 EUR 116,473,334 (1,203,401)
LME Copper Base Metal 1 4/2025 USD 241,956 11,261
LME Copper Base Metal 52 4/2025 USD 12,580,061 699,577
Natural Gas 597 4/2025 USD 24,590,430 (1,430,765)
OMXS30 Index 4,776 4/2025 SEK 117,620,605 (8,295,421)
RBOB Gasoline 177 4/2025 USD 17,029,064 790,966
SGX FTSE Taiwan Index 360 4/2025 USD 25,023,600 (1,504,020)
Brent Crude Oil 805 5/2025 USD 59,545,850 843,722
Copper 4 5/2025 USD 503,400 28,438
LME Copper Base Metal 1 5/2025 USD 242,229 6,407
LME Copper Base Metal 27 5/2025 USD 6,541,438 180,756
LME Copper Base Metal 28 5/2025 USD 6,785,429 239,860
LME Copper Base Metal 51 5/2025 USD 12,362,999 273,993
LME Copper Base Metal 65 5/2025 USD 15,754,407 171,078
LME Copper Base Metal 92 5/2025 USD 22,301,881 387,485
LME Copper Base Metal 110 5/2025 USD 26,657,043 669,162
LME Copper Base Metal 112 5/2025 USD 27,144,516 539,403
Australia 10 Year Bond 2,269 6/2025 AUD 159,666,016 59,751
Euro STOXX 50 Index 90 6/2025 EUR 5,049,779 (208,770)
Euro-Bund 3,818 6/2025 EUR 531,614,507 (8,078,934)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
FTSE 100 Index 478 6/2025 GBP $ 53,051,862 $ (880,272)
FTSE/MIB Index 818 6/2025 EUR 165,110,250 (5,461,840)
KOSPI 200 Index 86 6/2025 KRW 4,873,820 (180,279)
LME Copper Base Metal 10 6/2025 USD 2,425,563 19,674
LME Copper Base Metal 14 6/2025 USD 3,395,252 19,871
LME Copper Base Metal 25 6/2025 USD 6,067,844 (84,097)
LME Copper Base Metal 32 6/2025 USD 7,768,000 (8,084)
LME Copper Base Metal 49 6/2025 USD 11,882,463 200,194
LME Copper Base Metal 105 6/2025 USD 25,481,663 517,068
Long Gilt 1,417 6/2025 GBP 167,720,445 (1,886,495)
MEX BOLSA Index 4 6/2025 MXN 102,910 (1,407)
S&P/TSX 60 Index 14 6/2025 CAD 2,913,922 7,632
SET50 Index 1,578 6/2025 THB 6,795,749 (189,305)
Total of long contracts (11,713,461)
Short Contracts
CAC 40 10 Euro Index (1,850) 4/2025 EUR (156,101,604) 6,355,437
IFSC NIFTY 50 Index (498) 4/2025 USD (23,275,026) 469,659
LME Copper Base Metal (1) 4/2025 USD (241,956) (11,133)
LME Copper Base Metal (52) 4/2025 USD (12,580,061) (683,460)
MSCI Singapore Index (196) 4/2025 SGD (5,685,758) 117,773
NY Harbor ULSD (983) 4/2025 USD (94,107,308) (2,578,528)
WTI Crude Oil (1,330) 4/2025 USD (95,068,400) (2,796,378)
Corn (1,407) 5/2025 USD (32,167,538) 316,290
LME Copper Base Metal (1) 5/2025 USD (242,229) (6,882)
LME Copper Base Metal (27) 5/2025 USD (6,541,438) (186,047)
LME Copper Base Metal (28) 5/2025 USD (6,785,429) (234,753)
LME Copper Base Metal (51) 5/2025 USD (12,362,999) (251,908)
LME Copper Base Metal (65) 5/2025 USD (15,754,407) (134,961)
LME Copper Base Metal (92) 5/2025 USD (22,301,881) (494,123)
LME Copper Base Metal (110) 5/2025 USD (26,657,043) (641,607)
LME Copper Base Metal (112) 5/2025 USD (27,144,516) (582,729)
Low Sulphur Gasoil (127) 5/2025 USD (8,661,400) (293,535)
Silver (388) 5/2025 USD (67,145,340) (2,227,190)
Soybean (882) 5/2025 USD (44,750,475) 991,632
100 oz Gold (178) 6/2025 USD (56,075,340) (1,492,359)
Canada 10 Year Bond (4,421) 6/2025 CAD (382,177,409) (3,275,189)
DAX Index (198) 6/2025 EUR (119,766,086) 4,389,560
FTSE/JSE Top 40 Index (106) 6/2025 ZAR (4,751,644) 23,019
Japan 10 Year Bond (122) 6/2025 JPY (112,483,366) (385,560)
LME Copper Base Metal (10) 6/2025 USD (2,425,563) (23,589)
LME Copper Base Metal (14) 6/2025 USD (3,395,252) (23,739)
LME Copper Base Metal (25) 6/2025 USD (6,067,844) 84,454
LME Copper Base Metal (32) 6/2025 USD (7,768,000) 8,353
LME Copper Base Metal (49) 6/2025 USD (11,882,463) (193,567)
LME Copper Base Metal (94) 6/2025 USD (22,812,155) (122,815)
S&P 500 E-Mini Index (652) 6/2025 USD (184,295,950) (1,761,657)
SPI 200 Index (736) 6/2025 AUD (90,563,760) 461,910
TOPIX Index (238) 6/2025 JPY (42,239,883) 225,209
U.S. Treasury 10 Year Note (4,566) 6/2025 USD (508,752,280) (5,455,049)
Total of short contracts (10,413,462)
Net unrealized depreciation $ (22,126,923)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 116,961,094 USD 72,792,677 CITI 6/18/2025 $ 337,419
AUD 116,961,092 USD 72,792,311 JPMC 6/18/2025 337,783
BRL 349,560,757 USD 59,206,371 CITI
**
6/18/2025 1,050,072
BRL 349,560,755 USD 59,206,075 JPMC
**
6/18/2025 1,050,368
CAD 138,003,757 USD 96,154,459 CITI 6/18/2025 116,345
CAD 138,003,757 USD 96,153,978 JPMC 6/18/2025 116,825
CNY 43,828,918 USD 6,056,826 CITI
**
6/18/2025 7,594
CNY 43,828,918 USD 6,056,796 JPMC
**
6/18/2025 7,625
EUR 12,425,500 USD 13,455,267 CITI 6/18/2025 39,278
EUR 12,425,500 USD 13,455,199 JPMC 6/18/2025 39,346
GBP 22,561,625 USD 28,987,679 CITI 6/18/2025 154,181
GBP 22,561,624 USD 28,987,532 JPMC 6/18/2025 154,326
HUF 145,000,000 USD 373,617 CITI 6/18/2025 14,053
HUF 145,000,000 USD 373,615 JPMC 6/18/2025 14,055
ILS 6,108,000 USD 1,645,293 CITI 6/18/2025 421
ILS 6,108,000 USD 1,645,285 JPMC 6/18/2025 429
INR 3,587,244,845 USD 41,039,177 CITI
**
6/18/2025 691,042
INR 3,587,244,845 USD 41,038,971 JPMC
**
6/18/2025 691,247
JPY 1,895,000,000 USD 12,737,424 CITI 6/18/2025 7,165
JPY 1,895,000,000 USD 12,737,361 JPMC 6/18/2025 7,229
NOK 2,381,468,129 USD 214,039,747 CITI 6/18/2025 12,315,479
NOK 2,381,468,130 USD 214,038,677 JPMC 6/18/2025 12,316,549
PLN 6,902,000 USD 1,768,857 CITI 6/18/2025 7,967
PLN 6,902,000 USD 1,768,849 JPMC 6/18/2025 7,976
SEK 165,500,000 USD 16,443,279 CITI 6/18/2025 97,558
SEK 165,500,000 USD 16,443,196 JPMC 6/18/2025 97,640
SGD 1 USD 1 CITI 6/18/2025 –
USD 11,677,649 AUD 18,375,876 CITI 6/18/2025 188,106
USD 11,677,707 AUD 18,375,874 JPMC 6/18/2025 188,164
USD 82,067,744 CAD 117,091,500 CITI 6/18/2025 385,237
USD 82,031,364 CAD 117,091,500 JPMC 6/18/2025 348,858
USD 50,949,852 CHF 44,416,514 CITI 6/18/2025 279,484
USD 50,950,108 CHF 44,416,515 JPMC 6/18/2025 279,738
USD 1,037,644 CLP 976,680,056 CITI
**
6/18/2025 9,652
USD 1,037,650 CLP 976,680,056 JPMC
**
6/18/2025 9,658
USD 12,774,911 CNY 92,105,396 CITI
**
6/18/2025 30,681
USD 12,774,976 CNY 92,105,401 JPMC
**
6/18/2025 30,745
USD 58,276,179 EUR 53,472,500 CITI 6/18/2025 203,099
USD 58,276,470 EUR 53,472,500 JPMC 6/18/2025 203,391
USD 6,230,389 GBP 4,811,500 CITI 6/18/2025 15,586
USD 6,230,421 GBP 4,811,500 JPMC 6/18/2025 15,617
USD 9,166,567 HKD 71,142,500 CITI 6/18/2025 7,514
USD 9,166,613 HKD 71,142,500 JPMC 6/18/2025 7,559
USD 9,055,615 HUF 3,350,000,000 CITI 6/18/2025 99,099
USD 9,055,660 HUF 3,350,000,000 JPMC 6/18/2025 99,144
USD 370,850 IDR 6,101,362,000 CITI
**
6/18/2025 5,970
USD 370,851 IDR 6,101,362,000 JPMC
**
6/18/2025 5,972
USD 4,745,837 ILS 17,043,376 CITI 6/18/2025 153,741
USD 4,745,859 ILS 17,043,373 JPMC 6/18/2025 153,765
USD 20,391,004 JPY 3,003,926,851 CITI 6/18/2025 188,463
USD 20,391,106 JPY 3,003,926,849 JPMC 6/18/2025 188,565
USD 16,731,306 KRW 24,076,883,299 CITI
**
6/18/2025 330,350
USD 16,731,390 KRW 24,076,883,299 JPMC
**
6/18/2025 330,434
USD 21,510,429 MXN 439,762,359 CITI 6/18/2025 242,737
USD 21,510,537 MXN 439,762,356 JPMC 6/18/2025 242,845

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 16,043,034 NOK 168,480,080 CITI 6/18/2025 $ 29,238
USD 16,043,115 NOK 168,480,080 JPMC 6/18/2025 29,318
USD 87,352,147 NZD 151,999,158 CITI 6/18/2025 888,515
USD 87,352,583 NZD 151,999,158 JPMC 6/18/2025 888,952
USD 1,536,023 PLN 5,963,371 CITI 6/18/2025 835
USD 1,536,030 PLN 5,963,371 JPMC 6/18/2025 843
USD 904,440 SEK 9,000,000 CITI 6/18/2025 4,938
USD 904,445 SEK 9,000,000 JPMC 6/18/2025 4,943
USD 37,124,666 SGD 49,414,731 CITI 6/18/2025 195,842
USD 37,124,850 SGD 49,414,729 JPMC 6/18/2025 196,028
USD 9,302,400 TWD 305,529,003 CITI
**
6/18/2025 65,279
USD 9,304,389 TWD 305,528,997 JPMC
**
6/18/2025 67,268
USD 3,954,997 ZAR 72,500,000 CITI 6/18/2025 25,512
USD 3,955,017 ZAR 72,500,000 JPMC 6/18/2025 25,531
ZAR 215,577,676 USD 11,609,021 CITI 6/18/2025 75,247
ZAR 215,577,676 USD 11,608,963 JPMC 6/18/2025 75,305
Total unrealized appreciation 36,497,740
AUD 229,081,988 USD 144,459,386 CITI 6/18/2025 (1,225,537)
AUD 229,081,986 USD 144,458,662 JPMC 6/18/2025 (1,224,815)
BRL 8,231,155 USD 1,425,517 CITI
**
6/18/2025 (6,650)
BRL 8,231,155 USD 1,425,510 JPMC
**
6/18/2025 (6,643)
CAD 15,754,000 USD 11,007,197 CITI 6/18/2025 (17,276)
CAD 15,754,000 USD 11,007,142 JPMC 6/18/2025 (17,222)
CHF 18,124,000 USD 20,789,857 CITI 6/18/2025 (113,994)
CHF 18,124,000 USD 20,789,753 JPMC 6/18/2025 (113,890)
CNY 58,787,183 USD 8,168,781 CITI
**
6/18/2025 (34,650)
CNY 58,787,186 USD 8,168,718 JPMC
**
6/18/2025 (34,586)
EUR 588,000 USD 644,590 CITI 6/18/2025 (6,001)
EUR 588,000 USD 644,587 JPMC 6/18/2025 (5,998)
GBP 60,360,002 USD 78,100,530 CITI 6/18/2025 (136,167)
GBP 60,359,998 USD 78,100,135 JPMC 6/18/2025 (135,778)
HUF 315,000,000 USD 845,196 CITI 6/18/2025 (3,015)
HUF 315,000,000 USD 845,191 JPMC 6/18/2025 (3,011)
ILS 69,335,646 USD 19,112,852 CITI 6/18/2025 (431,348)
ILS 69,335,643 USD 19,112,755 JPMC 6/18/2025 (431,250)
JPY 24,736,143,414 USD 167,789,550 CITI 6/18/2025 (1,429,661)
JPY 24,736,143,412 USD 167,788,711 JPMC 6/18/2025 (1,428,821)
KRW 40,450,000,000 USD 27,861,145 CITI
**
6/18/2025 (306,970)
KRW 40,450,000,000 USD 27,861,005 JPMC
**
6/18/2025 (306,831)
MXN 254,000,003 USD 12,406,056 CITI 6/18/2025 (122,162)
MXN 253,999,997 USD 12,405,994 JPMC 6/18/2025 (122,102)
NZD 32,823,500 USD 18,799,637 CITI 6/18/2025 (128,225)
NZD 32,823,500 USD 18,799,543 JPMC 6/18/2025 (128,129)
PLN 37,207,000 USD 9,604,493 CITI 6/18/2025 (26,067)
PLN 37,207,000 USD 9,604,445 JPMC 6/18/2025 (26,018)
SEK 16,000,000 USD 1,600,736 CITI 6/18/2025 (1,622)
SEK 16,000,000 USD 1,600,728 JPMC 6/18/2025 (1,613)
SGD 16,509,001 USD 12,457,553 CITI 6/18/2025 (119,976)
SGD 16,508,999 USD 12,457,489 JPMC 6/18/2025 (119,915)
TWD 1,406,271,619 USD 43,107,472 CITI
**
6/18/2025 (591,374)
TWD 1,406,271,613 USD 43,107,257 JPMC
**
6/18/2025 (591,159)
USD 33,588 AUD 54,126 CITI 6/18/2025 (254)
USD 33,587 AUD 54,124 JPMC 6/18/2025 (254)
USD 13,824,601 BRL 81,316,001 CITI
**
6/18/2025 (192,456)
USD 13,824,670 BRL 81,315,999 JPMC
**
6/18/2025 (192,387)
USD 19,152,723 CAD 27,486,000 CITI 6/18/2025 (21,388)
USD 19,152,819 CAD 27,486,000 JPMC 6/18/2025 (21,292)
USD 190,364,139 CHF 168,704,551 CITI 6/18/2025 (2,094,050)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 190,365,090 CHF 168,704,550 JPMC 6/18/2025 $ (2,093,098)
USD 293,532 CLP 279,051,444 CITI
**
6/18/2025 (179)
USD 293,534 CLP 279,051,444 JPMC
**
6/18/2025 (178)
USD 7,073,346 CNY 51,203,198 CITI
**
6/18/2025 (11,421)
USD 7,073,382 CNY 51,203,197 JPMC
**
6/18/2025 (11,386)
USD 345,579 DKK 2,443,712 CITI 6/18/2025 (10,405)
USD 345,581 DKK 2,443,711 JPMC 6/18/2025 (10,403)
USD 156,798,669 EUR 146,860,425 CITI 6/18/2025 (2,697,094)
USD 156,799,453 EUR 146,860,425 JPMC 6/18/2025 (2,696,310)
USD 8,999,164 GBP 7,051,502 CITI 6/18/2025 (108,952)
USD 8,999,203 GBP 7,051,498 JPMC 6/18/2025 (108,907)
USD 4,140,012 HUF 1,597,500,000 CITI 6/18/2025 (131,044)
USD 4,140,032 HUF 1,597,500,000 JPMC 6/18/2025 (131,023)
USD 1,209,365 JPY 180,000,000 CITI 6/18/2025 (1,203)
USD 1,209,371 JPY 180,000,000 JPMC 6/18/2025 (1,197)
USD 31,039,349 MXN 644,787,080 CITI 6/18/2025 (143,704)
USD 31,039,504 MXN 644,787,078 JPMC 6/18/2025 (143,549)
USD 90,981,897 NOK 972,519,920 CITI 6/18/2025 (1,454,765)
USD 90,982,352 NOK 972,519,921 JPMC 6/18/2025 (1,454,311)
USD 28,007,438 NZD 49,668,413 CITI 6/18/2025 (246,083)
USD 28,007,578 NZD 49,668,414 JPMC 6/18/2025 (245,943)
USD 18,685,698 PLN 74,230,127 CITI 6/18/2025 (423,818)
USD 18,685,792 PLN 74,230,127 JPMC 6/18/2025 (423,725)
USD 52,303,710 SEK 529,410,634 CITI 6/18/2025 (608,042)
USD 52,303,972 SEK 529,410,634 JPMC 6/18/2025 (607,780)
USD 7,831,010 SGD 10,504,449 CITI 6/18/2025 (19,219)
USD 7,831,047 SGD 10,504,447 JPMC 6/18/2025 (19,180)
USD 32,854,782 THB 1,111,000,000 CITI 6/18/2025 (74,740)
USD 32,854,946 THB 1,111,000,000 JPMC 6/18/2025 (74,575)
USD 4,206,054 ZAR 78,000,000 CITI 6/18/2025 (21,531)
USD 4,206,075 ZAR 78,000,000 JPMC 6/18/2025 (21,510)
ZAR 104,903,546 USD 5,710,312 CITI 6/18/2025 (24,559)
ZAR 104,903,546 USD 5,710,283 JPMC 6/18/2025 (24,532)
Total unrealized depreciation (25,964,923)
Net unrealized appreciation $ 10,532,817
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
Total return basket swap contracts outstanding as of March 31, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
25 months
maturity
04/05/2027
$295,678 $(2,082) $11,619 $9,537
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
42 months
maturity
08/24/2028
$– $– $– $–
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.23%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
59 months
maturity
01/21/2030
$– $(10) $– $(10)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-2.38% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
13-61 months
maturity
ranging from
04/16/2026
- 03/29/2030
$6,158,178 $(19,278) $(7,355) $(26,633)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-0.95% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
13-59 months
maturity
ranging from
04/17/2026
- 01/18/2030
$10,873,695 $175,646 $(20,040) $155,606

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.78% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24-29 months
maturity
ranging from
04/04/2025
- 01/29/2027
$5,776,442 $(6,280) $121,667 $115,387
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.18% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
13-61 months
maturity
ranging from
04/17/2026
- 04/01/2030
$107,752,327 $655,330 $(65,418) $589,912
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Baidu, Inc. 114,350 1,319,845 (32,435) ( 5 .5 )
China CITIC Bank Corp. Ltd. 3,525,000 2,765,029 119,506 20 .3
China Communications Services Corp. Ltd. 1,642,000 898,701 (145,066) ( 24 .6 )
China Construction Bank Corp. 3,706,000 3,284,126 97,020 16 .4
China Feihe Ltd. 1,802,000 1,359,719 30,471 5 .2
China Hongqiao Group Ltd. 1,379,000 2,852,642 268,828 45 .6
China Merchants Port Holdings Co. Ltd. 660,000 1,134,828 68,460 11 .6
China Minsheng Banking Corp. Ltd. 2,519,000 1,135,859 (68,364) ( 11 .6 )
China Resources Pharmaceutical Group Ltd. 2,683,500 1,744,593 (62,376) ( 10 .6 )
China Resources Power Holdings Co. Ltd. 386,000 918,246 8,011 1 .4
China Taiping Insurance Holdings Co. Ltd. 760,800 1,158,272 (1,888) ( 0 .3 )
CITIC Ltd. 1,070,000 1,320,648 16,258 2 .8
CSPC Pharmaceutical Group Ltd. 1,916,000 1,217,723 37,569 6 .4
Far East Horizon Ltd. 1,259,000 1,030,634 25,057 4 .2
Geely Automobile Holdings Ltd. 1,137,000 2,440,693 (66,670) ( 11 .3 )
Great Wall Motor Co. Ltd. 609,000 1,068,027 23,998 4 .1
Hansoh Pharmaceutical Group Co. Ltd. 542,000 1,705,859 429,818 72 .9
Hisense Home Appliances Group Co. Ltd. 492,000 1,650,528 58,935 10 .0
JD.com, Inc. 97,500 2,005,725 (29,684) ( 5 .0 )
Jiangxi Copper Co. Ltd. 912,000 1,604,842 29,650 5 .0
Kunlun Energy Co. Ltd. 2,824,000 2,759,527 (15,034) ( 2 .5 )

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
Lenovo Group Ltd. 1,350,000 1,834,599 (206,527) ( 35 .0 )
Li Auto, Inc. 96,100 1,211,091 (112,208) ( 19 .0 )
People's Insurance Co. Group of China Ltd. (The) 2,492,000 1,290,870 (22,150) ( 3 .8 )
Sinotruk Hong Kong Ltd. 1,056,000 2,868,219 (241,430) ( 40 .9 )
Zhongsheng Group Holdings Ltd. 631,500 1,112,140 323 0 .1
Hong Kong
Sino Biopharmaceutical Ltd. 2,203,000 1,065,202 116,786 19 .8
Short Positions
Common Stocks
China
Akeso, Inc. (246,000) (2,424,016) (190,446) ( 32 .3 )
Beijing Enterprises Water Group Ltd. (3,144,000) (907,580) 5,545 0 .9
BYD Co. Ltd. (43,500) (2,202,689) (270,710) ( 45 .9 )
CGN Power Co. Ltd. (3,378,000) (1,057,653) 14,480 2 .5
China Longyuan Power Group Corp. Ltd. (1,856,000) (1,489,232) (46,210) ( 7 .8 )
China Merchants Bank Co. Ltd. (294,000) (1,743,114) 40,204 6 .8
China Resources Beer Holdings Co. Ltd. (305,500) (1,103,913) (75,300) ( 12 .8 )
China Ruyi Holdings Ltd. (2,844,000) (874,383) 65,091 11 .0
Chow Tai Fook Jewellery Group Ltd. (911,800) (1,033,080) 15,429 2 .6
GCL Technology Holdings Ltd. (11,831,000) (1,495,295) 221,205 37 .5
Innovent Biologics, Inc. (201,000) (1,209,388) (201,992) ( 34 .2 )
Jiangsu Expressway Co. Ltd. (744,000) (883,455) (43,025) ( 7 .3 )
Kingdee International Software Group Co. Ltd. (792,000) (1,348,300) 155,867 26 .4
NIO, Inc. (449,420) (1,701,399) 240,169 40 .7
Nongfu Spring Co. Ltd. (310,200) (1,345,675) 105,417 17 .9
Ping An Insurance Group Co. of China Ltd. (297,500) (1,775,764) 68,928 11 .7
Shandong Gold Mining Co. Ltd. (405,750) (968,940) (158,634) ( 26 .9 )
Shenzhou International Group Holdings Ltd. (147,000) (1,105,323) 32,865 5 .6
Wuxi Biologics Cayman, Inc. (373,500) (1,306,294) (166,323) ( 28 .2 )
XPeng, Inc. (148,300) (1,532,580) 154,500 26 .2
Yankuang Energy Group Co. Ltd. (1,657,800) (1,720,756) 100,779 17 .1
Zhaojin Mining Industry Co. Ltd. (694,500) (1,387,248) (126,553) ( 21 .5 )
Zijin Mining Group Co. Ltd. (580,000) (1,323,500) (120,485) ( 20 .4 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
ZARONIA plus or minus a
specified spread (-0.05% to
0.06%), which is denominated
in ZAR based on the local
currencies of the positions
within the swap.
14-61 months
maturity
ranging from
04/20/2026
- 03/14/2030
$14,122,163 $(433,856) $8,037 $(425,819)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Luxembourg
Reinet Investments SCA 16,894 410,220 (1,763) 0 .4
South Africa
Absa Group Ltd. 26,460 255,422 (16,394) 3 .9
Aspen Pharmacare Holdings Ltd. 91,999 821,543 (80,325) 18 .9
Exxaro Resources Ltd. 88,447 716,180 (10,064) 2 .4
FirstRand Ltd. 19,068 74,934 (1,993) 0 .5
Kumba Iron Ore Ltd. 13,064 222,341 (17,600) 4 .1
Nedbank Group Ltd. 40,367 566,371 (45,926) 10 .8
Old Mutual Ltd. 774,819 502,882 24,555 ( 5 .8 )
OUTsurance Group Ltd. 63,747 242,332 16,341 ( 3 .8 )
Sasol Ltd. 382,198 1,601,430 (33,556) 7 .9
Standard Bank Group Ltd. 14,679 191,801 14,988 ( 3 .5 )
Vodacom Group Ltd. 13,529 92,937 5,733 ( 1 .3 )
Woolworths Holdings Ltd. 81,568 226,887 (16,849) 4 .0
Short Positions
Common Stocks
South Africa
Anglo American Platinum Ltd. (37,779) (1,519,410) (79,381) 18 .6
Bidvest Group Ltd. (2,704) (34,731) 516 ( 0 .1 )
Capitec Bank Holdings Ltd. (12,313) (2,094,203) (81,154) 19 .1
Clicks Group Ltd. (12,016) (221,990) 1,329 ( 0 .3 )
Discovery Ltd. (61,029) (664,046) (8,654) 2 .0
Impala Platinum Holdings Ltd. (190,339) (1,310,363) (87,252) 20 .5
MTN Group Ltd. (93,518) (628,537) (37,943) 8 .9
Naspers Ltd. (6,261) (1,552,669) 23,481 ( 5 .5 )
Pepkor Holdings Ltd. (54,050) (75,260) (2,417) 0 .6
Sanlam Ltd. (15,092) (68,114) 263 ( 0 .1 )
Shoprite Holdings Ltd. (1,848) (27,560) 209 ( 0 .0 ) (a)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-5.00% to 1.00%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-62 months
maturity
ranging from
04/17/2026
- 04/01/2030
$39,501,266 $720,291 $(317,916) $402,375

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 208,200 1,028,513 (12,696) ( 3 .2 )
BRF SA 184,900 637,670 39,962 9 .9
Hapvida Participacoes e Investimentos S/A 1,272,900 492,970 (19,485) ( 4 .8 )
Hypera SA 65,600 222,673 (13,150) ( 3 .3 )
TIM SA/Brazil 158,000 498,383 16,732 4 .2
Vibra Energia SA 218,500 680,796 (158) 0 .0 (a)
WEG SA 37,200 295,178 (16,447) ( 4 .1 )
Chile
Cencosud SA 478,453 1,461,248 164,092 40 .8
Empresas Copec SA 72,687 501,374 (44,722) ( 11 .1 )
Enel Chile SA 9,729,139 639,770 (19,924) ( 5 .0 )
Falabella SA 72,600 302,774 (2,827) ( 0 .7 )
Indonesia
Alamtri Resources Indonesia Tbk. PT 8,399,200 933,078 691 0 .2
Indofood Sukses Makmur Tbk. PT 587,900 251,889 (9,700) ( 2 .4 )
United Tractors Tbk. PT 221,000 313,290 (639) ( 0 .2 )
Malaysia
Genting Bhd. 506,000 371,962 (10,853) ( 2 .7 )
South Korea
DB Insurance Co. Ltd. 9,026 545,240 (45,856) ( 11 .4 )
Hana Financial Group, Inc. 6,367 259,967 (7,205) ( 1 .8 )
HMM Co. Ltd. 20,778 277,463 (20,550) ( 5 .1 )
Industrial Bank of Korea 31,754 308,118 (31,246) ( 7 .8 )
Kia Corp. 5,991 378,923 (20,356) ( 5 .1 )
Korea Electric Power Corp. 87,843 1,296,396 (41,652) ( 10 .4 )
SK Hynix, Inc. 4,601 613,341 (38,655) ( 9 .6 )
Taiwan
Asia Cement Corp. 254,000 358,953 17,822 4 .4
Evergreen Marine Corp. Taiwan Ltd. 317,000 2,125,367 (81,349) ( 20 .2 )
International Games System Co. Ltd. 56,000 1,318,470 (70,283) ( 17 .5 )
Pegatron Corp. 310,000 792,278 (67,315) ( 16 .7 )
PharmaEssentia Corp. 49,000 772,779 (54,227) ( 13 .5 )
Pou Chen Corp. 519,000 556,512 (10,714) ( 2 .7 )
United Microelectronics Corp. 328,000 458,617 20,047 5 .0
Yang Ming Marine Transport Corp. 568,000 1,284,938 (22,056) ( 5 .5 )
United States
JBS S/A 312,200 2,249,129 451,621 112 .2
Short Positions
Common Stocks
Brazil
Equatorial Energia SA (69,100) (387,491) 8,406 2 .1
Inter & Co., Inc. (81,733) (447,018) 33,232 8 .3
Localiza Rent a Car SA (174,900) (1,029,518) (3,459) ( 0 .9 )
Natura & Co. Holding SA (145,300) (254,370) (19,363) ( 4 .8 )
PRIO SA/Brazil (33,600) (234,345) 162 0 .0 (a)
Raia Drogasil SA (127,800) (426,638) 22,040 5 .5
Rede D'Or Sao Luiz SA (116,400) (575,223) 16,785 4 .2
Rumo SA (188,600) (536,076) 66,045 16 .4

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan
Acer, Inc. (206,000) (222,320) 16,562 4 .1
Asia Vital Components Co. Ltd. (41,000) (580,559) 116,758 29 .0
China Steel Corp. (873,000) (591,799) 46,045 11 .4
Chunghwa Telecom Co. Ltd. (67,000) (260,287) 84 0 .0 (a)
E Ink Holdings, Inc. (37,000) (301,210) 23,558 5 .9
Formosa Plastics Corp. (647,000) (718,921) 75,486 18 .8
Mega Financial Holding Co. Ltd. (544,000) (659,397) (6,090) ( 1 .5 )
Quanta Computer, Inc. (166,000) (1,154,970) 128,341 31 .9
Unimicron Technology Corp. (86,000) (244,986) 35,293 8 .8
Wiwynn Corp. (37,000) (1,873,665) 186,875 46 .4
Preferred Stocks
Brazil
Petroleo Brasileiro SA (Preference) (189,600) (1,234,662) (29,368) ( 7 .3 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-7.75% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
5-49 months
maturity
ranging from
04/21/2025
- 03/26/2027
$66,466,318 $513,762 $722,028 $1,235,790
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 449,100 2,218,565 (28,455) ( 2 .3 )
Telefonica Brasil SA 93,800 819,083 (30,169) ( 2 .4 )
TIM SA/Brazil 417,800 1,317,877 44,246 3 .6
Vibra Energia SA 489,000 1,523,613 1,125 0 .1
WEG SA 82,700 656,215 (36,564) ( 3 .0 )
South Korea
DB Insurance Co. Ltd. 24,118 1,456,912 (128,966) ( 10 .4 )
Doosan Bobcat, Inc. 15,265 521,250 (11,201) ( 0 .9 )
Hana Financial Group, Inc. 15,191 620,254 (19,787) ( 1 .6 )
Hankook Tire & Technology Co. Ltd. 26,172 704,692 (28,334) ( 2 .3 )
HMM Co. Ltd. 49,858 665,787 (52,226) ( 4 .2 )
Hyundai Glovis Co. Ltd. 11,251 865,029 (80,714) ( 6 .5 )
Kia Corp. 26,341 1,666,033 (131,516) ( 10 .6 )
Korea Electric Power Corp. 46,562 687,167 (25,189) ( 2 .0 )
Woori Financial Group, Inc. 178,432 2,014,978 (14,843) ( 1 .2 )

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan
Compal Electronics, Inc. 860,000 835,949 (161,908) ( 13 .1 )
Hon Hai Precision Industry Co. Ltd. 229,000 1,032,971 (132,538) ( 10 .7 )
MediaTek, Inc. 28,000 1,206,813 (1,958) ( 0 .2 )
Pegatron Corp. 726,000 1,855,465 (163,585) ( 13 .2 )
PharmaEssentia Corp. 32,000 504,672 (40,153) ( 3 .2 )
Pou Chen Corp. 1,294,000 1,387,526 (25,685) ( 2 .1 )
President Chain Store Corp. 69,000 522,660 (19,787) ( 1 .6 )
Realtek Semiconductor Corp. 94,000 1,498,596 (24,939) ( 2 .0 )
Taiwan Semiconductor Manufacturing Co. Ltd. 53,300 1,501,087 (65,194) ( 5 .3 )
Yang Ming Marine Transport Corp. 519,000 1,174,089 (19,295) ( 1 .6 )
United States
JBS SA 66,200 476,913 95,764 7 .7
Preferred Stocks
Brazil
Banco Bradesco SA (Preference) 259,400 575,944 14,568 1 .2
Short Positions
Common Stocks
Brazil
Equatorial Energia SA (188,406) (1,056,522) 28,897 2 .3
Localiza Rent a Car SA (186,400) (1,097,210) (3,686) ( 0 .3 )
Rede D'Or Sao Luiz SA (117,200) (579,176) 16,901 1 .4
Suzano SA (55,200) (512,103) 17,754 1 .4
South Korea
HD Hyundai Heavy Industries Co. Ltd. (3,231) (617,898) 85,076 6 .9
Kakao Corp. (32,451) (865,095) 109,915 8 .9
Korea Aerospace Industries Ltd. (11,487) (590,038) 163,702 13 .2
KT&G Corp. (11,149) (766,848) (25,275) ( 2 .0 )
LG Energy Solution Ltd. (5,104) (1,169,081) (23,343) ( 1 .9 )
Samsung Biologics Co. Ltd. (2,002) (1,389,410) 88,790 7 .2
SKC Co. Ltd. (9,531) (676,384) 205,092 16 .6
Taiwan
Alchip Technologies Ltd. (6,000) (505,785) (3,191) ( 0 .3 )
AUO Corp. (2,127,924) (871,225) 121,535 9 .8
China Steel Corp. (2,334,000) (1,582,198) 121,864 9 .9
Delta Electronics, Inc. (56,000) (619,375) 49,054 4 .0
E Ink Holdings, Inc. (124,000) (1,009,460) 81,826 6 .6
E.Sun Financial Holding Co. Ltd. (2,214,167) (1,935,597) 70,026 5 .7
Far EasTone Telecommunications Co. Ltd. (177,000) (493,091) (3,521) ( 0 .3 )
First Financial Holding Co. Ltd. (685,888) (562,789) 9,667 0 .8
Formosa Plastics Corp. (1,274,000) (1,415,618) 147,501 11 .9
Hotai Motor Co. Ltd. (66,500) (1,218,262) 14,684 1 .2
Mega Financial Holding Co. Ltd. (825,869) (1,001,058) (10,278) ( 0 .8 )
Taiwan Cooperative Financial Holding Co. Ltd. (826,461) (602,900) 4,258 0 .3
Unimicron Technology Corp. (320,000) (911,575) 130,574 10 .6
(a) Represents less than 0.05% of swap value.

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2025

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 172.5%
COMMON STOCKS - 94.7%
Communication Services - 4 .7%
Diversified Telecommunication Services - 1 .2%
AT&T, Inc. (a)
5,772 163,232
Cellnex Telecom SA (Spain) (2)(a)
(b) 220 7,821
Deutsche Telekom AG (Registered)
(Germany) (2)(a) 2,439 90,048
Iridium Communications, Inc. (a)(c)
1,340 36,609
Orange SA (France) (2)(a)
10,188 131,977
Telenor ASA (Norway) (2)(a)
10,037 143,418
Telia Co. AB (Sweden) (a)
7,046 25,438
Verizon Communications, Inc. (a)
1,037 47,038
645,581
Entertainment - 1 .1%
Electronic Arts, Inc. (a)
471 68,069
Netflix, Inc. *(a)
94 87,658
ROBLOX Corp., Class A *(a)
2,291 133,542
Roku, Inc., Class A *(a)
270 19,019
Sea Ltd., ADR (Singapore) *(a)(c)
369 48,151
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 3,400 157,935
Vivendi SE (France) (2)(a)
5,152 15,444
Warner Music Group Corp., Class
A (a)(c) 1,087 34,077
563,895
Interactive Media & Services - 0 .4%
LY Corp. (Japan) (2)(a)
5,200 17,608
Pinterest, Inc., Class A *(a)
1,831 56,761
Rightmove plc (United Kingdom) (2)
(a) 1,023 9,108
Scout24 SE (Germany) (2)(a)(b)
546 57,178
Snap, Inc., Class A *(a)(c)
11,877 103,449
244,104
Media - 1 .3%
Comcast Corp., Class A (a)
9,733 359,148
CyberAgent, Inc. (Japan) (2)(a)
3,200 24,351
ITV plc (United Kingdom) (2)(a)
8,576 8,813
New York Times Co. (The), Class
A (a) 3,099 153,710
News Corp., Class A (a)
943 25,668
Omnicom Group, Inc. (a)
864 71,634
Sirius XM Holdings, Inc. (a)
1,906 42,971
TBS Holdings, Inc. (Japan) (2)(a)
200 5,769
692,064
Wireless Telecommunication Services - 0 .7%
Freenet AG (Germany) (a)
1,488 56,700
Millicom International Cellular SA,
SDR (Guatemala) (3) 1,654 49,365
SoftBank Corp. (Japan) (2)(a)
105,300 146,891
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - 0.7% (continued)
Vodafone Group plc (United
Kingdom) (2)(a) 120,951 113,648
366,604
Total Communication Services 2,512,248
Consumer Discretionary - 10 .1%
Automobile Components - 1 .3%
Aisin Corp. (Japan) (2)(a)
6,700 73,183
Aptiv plc (Ireland) *(a)(c)
1,053 62,653
Autoliv, Inc. (Sweden) (a)(c)
1,068 94,465
Forvia SE (France) (2)(a)
1,435 11,776
Goodyear Tire & Rubber Co. (The)
*(a)(c) 786 7,263
Lear Corp. (a)(c)
1,069 94,307
Niterra Co. Ltd. (Japan) (2)(a)
1,300 39,657
Pirelli & C SpA (Italy) (2)(a)(b)
16,702 99,418
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 3,200 53,408
Valeo SE (France) (2)(a)
9,206 86,430
Yokohama Rubber Co. Ltd. (The)
(Japan) (2)(a) 2,500 57,646
680,206
Automobiles - 1 .6%
Ford Motor Co. (a)(c)
2,117 21,233
General Motors Co. (a)
4,037 189,860
Honda Motor Co. Ltd. (Japan) (2)(a)
17,300 156,558
Mazda Motor Corp. (Japan) (2)(a)
17,700 113,251
Mercedes-Benz Group AG
(Germany) (2)(a) 1,585 93,629
Mitsubishi Motors Corp. (Japan) (2)
(a) 16,800 46,323
Renault SA (France) (2)(a)
2,304 116,713
Subaru Corp. (Japan) (2)(a)
5,300 94,918
832,485
Broadline Retail - 0 .6%
Amazon.com, Inc. *(a)
539 102,550
Dollarama, Inc. (Canada) (a)
61 6,523
eBay, Inc. (a)(c)
767 51,949
Prosus NV (China) (2)
520 24,159
Rakuten Group, Inc. (Japan) (2)*(a)
16,200 92,939
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 1,000 27,318
305,438
Distributors - 0 .2%
Genuine Parts Co. (a)(c) 672 80,062
Diversified Consumer Services - 0 .7%
ADT, Inc. (a)
2,658 21,636
Bright Horizons Family Solutions,
Inc. *(a) 366 46,497
Duolingo, Inc., Class A *(a)(c)
88 27,327
Graham Holdings Co., Class B (a)
14 13,452
Grand Canyon Education, Inc. *(a)
580 100,351
H&R Block, Inc. (a)(c)
103 5,656

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 0.7% (continued)
Pearson plc (United Kingdom) (2)(a)
5,567 88,067
Service Corp. International (a)
580 46,516
349,502
Hotels, Restaurants & Leisure - 2 .0%
Airbnb, Inc., Class A *(a)(c)
846 101,063
Aristocrat Leisure Ltd. (Australia)
(2)(a) 2,347 94,920
Booking Holdings, Inc. (a)(c)
23 105,959
Carnival Corp. *(a)(c)
537 10,488
DoorDash, Inc., Class A *(a)(c)
704 128,670
DraftKings, Inc., Class A *(a)
325 10,793
Evolution AB (Sweden) (2)(a)(b)
636 47,388
Expedia Group, Inc. (a)
927 155,829
FDJ UNITED (France) (2)(a)(b)
267 8,401
Flutter Entertainment plc (United
Kingdom) *(a)(c) 137 30,352
Hilton Worldwide Holdings, Inc. (a)
(c) 247 56,205
InterContinental Hotels Group plc
(United Kingdom) (2)(a) 97 10,444
McDonald's Holdings Co. Japan Ltd.
(Japan) (2)(a) 300 11,445
Norwegian Cruise Line Holdings Ltd.
*(a)(c) 367 6,958
Skylark Holdings Co. Ltd. (Japan)
(2)(a) 3,000 60,113
Tabcorp Holdings Ltd. (Australia)
(2)(a) 6,264 2,324
Texas Roadhouse, Inc., Class A (a)
451 75,150
Travel + Leisure Co. (a)(c)
1,552 71,842
Wendy's Co. (The) (a)
2,990 43,744
Zensho Holdings Co. Ltd. (Japan)
(2)(a) 800 43,140
1,075,228
Household Durables - 0 .7%
Electrolux AB, Class B (Sweden)
(2)*(a) 1,962 16,066
Garmin Ltd. (a)(c)
272 59,059
Haseko Corp. (Japan) (2)(a)
1,600 21,064
KB Home (a)(c)
557 32,373
Leggett & Platt, Inc. (a)(c)
592 4,683
Newell Brands, Inc. (a)(c)
905 5,611
Panasonic Holdings Corp. (Japan)
(2)(a) 5,100 60,841
Rinnai Corp. (Japan) (2)(a)
800 18,480
SEB SA (France) (2)(a)
81 7,661
Sony Group Corp. (Japan) (2)(a)
3,100 78,439
Toll Brothers, Inc. (a)
579 61,137
Whirlpool Corp. (a)(c)
236 21,271
386,685
Leisure Products - 0 .6%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 4,200 140,899
Hasbro, Inc. (a)
1,579 97,093
Mattel, Inc. *(a)
2,808 54,559
INVESTMENTS SHARES VALUE ($)
Leisure Products - 0.6% (continued)
Polaris, Inc. (a)(c)
141 5,773
YETI Holdings, Inc. *(a)(c)
1,326 43,891
342,215
Specialty Retail - 1 .6%
ABC-Mart, Inc. (Japan) (2)(a)
1,200 22,389
Abercrombie & Fitch Co., Class A
*(a)(c) 1,130 86,298
AutoNation, Inc. *(a)(c)
93 15,059
AutoZone, Inc. *(a)
34 129,634
Bath & Body Works, Inc. (a)(c)
828 25,105
CarMax, Inc. *(a)(c)
181 14,103
JB Hi-Fi Ltd. (Australia) (2)(a)
1,926 112,575
O'Reilly Automotive, Inc. *(a)
48 68,764
Penske Automotive Group, Inc. (a)
152 21,885
Sanrio Co. Ltd. (Japan) (2)(a)
1,000 46,266
Shimamura Co. Ltd. (Japan) (2)(a)
900 51,583
TJX Cos., Inc. (The) (a)(c)
383 46,649
Ulta Beauty, Inc. *(a)(c)
50 18,327
USS Co. Ltd. (Japan) (2)(a)
8,600 79,938
Williams-Sonoma, Inc. (a)
143 22,608
Zalando SE (Germany) (2)*(a)(b)
2,715 94,171
855,354
Textiles, Apparel & Luxury Goods - 0 .8%
Asics Corp. (Japan) (2)(a)
1,200 25,449
Brunello Cucinelli SpA (Italy) (2)(a)
205 23,551
Gildan Activewear, Inc. (Canada) (a)
402 17,772
Hermes International SCA (France)
(2)(a) 46 121,032
Lululemon Athletica, Inc. *(a)(c)
16 4,529
LVMH Moet Hennessy Louis Vuitton
SE (France) (2)(a) 40 24,771
Moncler SpA (Italy) (2)(a)
124 7,638
Pandora A/S (Denmark) (2)(a)
471 72,186
Ralph Lauren Corp., Class A (a)
354 78,142
Tapestry, Inc. (a)
1,034 72,804
447,874
Total Consumer Discretionary 5,355,049
Consumer Staples - 5 .5%
Beverages - 1 .7%
Anheuser-Busch InBev SA/NV
(Belgium) (2)(a) 380 23,363
Asahi Group Holdings Ltd. (Japan)
(2)(a) 8,800 112,434
Carlsberg A/S, Class B (Denmark)
(2)(a) 1,177 148,982
Celsius Holdings, Inc. *(a)(c)
2,469 87,946
Coca-Cola Consolidated, Inc. (a)
66 89,100
Constellation Brands, Inc., Class A
(a)(c) 57 10,460
Keurig Dr Pepper, Inc. (a)
5,429 185,780
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 3,200 44,340
Molson Coors Beverage Co., Class
B (a) 176 10,713

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Beverages - 1.7% (continued)
Monster Beverage Corp. *(a)
1,113 65,133
PepsiCo, Inc. (a)
999 149,790
928,041
Consumer Staples Distribution & Retail - 1 .2%
Albertsons Cos., Inc., Class A (a)(c)
1,514 33,293
BJ's Wholesale Club Holdings, Inc.
*(a)(c) 245 27,954
Carrefour SA (France) (2)(a)
4,517 64,602
Costco Wholesale Corp. (a)
72 68,096
Empire Co. Ltd., Class A (Canada)
(a) 618 20,721
George Weston Ltd. (Canada) (a)
687 117,120
Koninklijke Ahold Delhaize NV
(Netherlands) (2)(a) 881 32,910
Marks & Spencer Group plc (United
Kingdom) (2)(a) 2,573 11,879
Metro, Inc., Class A (Canada) (a)
1,094 76,076
Sprouts Farmers Market, Inc. *(a)(c)
185 28,238
Sundrug Co. Ltd. (Japan) (2)(a)
2,000 56,061
Tesco plc (United Kingdom) (2)(a)
6,919 29,768
US Foods Holding Corp. *(a)(c)
932 61,009
627,727
Food Products - 1 .0%
AAK AB (Sweden) (2)(a)
2,910 81,221
Danone SA (France) (2)(a)
1,436 109,833
Lancaster Colony Corp. (a)
112 19,600
McCormick & Co., Inc. (Non-Voting)
(a) 464 38,192
Mowi ASA (Norway) (2)(a)
363 6,729
Orkla ASA (Norway) (2)(a)
4,136 45,357
Saputo, Inc. (Canada) (a)
894 15,425
Tate & Lyle plc (United Kingdom) (a)
687 4,592
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a) 1,000 59,183
Tyson Foods, Inc., Class A (a)
1,686 107,584
WH Group Ltd. (Hong Kong) (2)(a)
(b) 20,500 18,823
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 2,000 38,357
544,896
Household Products - 0 .3%
Church & Dwight Co., Inc. (a)(c)
633 69,687
Colgate-Palmolive Co. (a)
866 81,144
150,831
Personal Care Products - 0 .4%
Beiersdorf AG (Germany) (2)(a)
271 35,009
BellRing Brands, Inc. *(a)
1,039 77,364
Kao Corp. (Japan) (2)(a)
2,000 86,573
L'Oreal SA (France) (2)(a)
27 10,036
208,982
INVESTMENTS SHARES VALUE ($)
Tobacco - 0 .9%
British American Tobacco plc (United
Kingdom) (2)(a) 1,127 46,234
Imperial Brands plc (United
Kingdom) (2)(a) 1,483 54,874
Philip Morris International, Inc. (a)(c)
2,278 361,587
462,695
Total Consumer Staples 2,923,172
Energy - 4 .8%
Energy Equipment & Services - 1 .1%
Halliburton Co. (a)(c)
10,155 257,632
NOV, Inc. (a)(c)
5,918 90,072
Schlumberger NV (a)(c)
1,517 63,411
Subsea 7 SA (United Kingdom) (2)
(a) 2,392 38,246
TechnipFMC plc (United Kingdom)
(a) 3,856 122,197
Tenaris SA (2)(a)
591 11,565
583,123
Oil, Gas & Consumable Fuels - 3 .7%
Antero Resources Corp. *(a)
594 24,021
ARC Resources Ltd. (Canada) (a)
1,952 39,242
Canadian Natural Resources Ltd.
(Canada) (a) 2,201 67,725
Cenovus Energy, Inc. (Canada) (a)
6,725 93,464
Cheniere Energy, Inc. (a)
220 50,908
ConocoPhillips (a)
2,144 225,163
Cosmo Energy Holdings Co. Ltd.
(Japan) (2)(a) 500 21,502
Coterra Energy, Inc. (a)(c)
2,613 75,516
Devon Energy Corp. (a)
1,791 66,983
Enbridge, Inc. (Canada) (a)
4,204 186,062
Eni SpA (Italy) (2)(a)
3,662 56,639
EOG Resources, Inc. (a)
45 5,771
EQT Corp. (a)(c)
1,420 75,871
Gaztransport Et Technigaz SA
(France) (2)(a) 144 21,835
HF Sinclair Corp. (a)
2,599 85,455
Inpex Corp. (Japan) (2)(a)
14,100 195,578
Kinder Morgan, Inc. (a)(c)
2,429 69,299
Koninklijke Vopak NV (Netherlands)
(2)(a) 969 42,098
Matador Resources Co. (a)(c)
251 12,824
Murphy Oil Corp. (a)(c)
1,093 31,041
Ovintiv, Inc. (a)
2,109 90,265
Parkland Corp. (Canada) (a)
355 8,886
PBF Energy, Inc., Class A (a)(c)
1,456 27,795
Pembina Pipeline Corp. (Canada)
(a) 1,264 50,558
Range Resources Corp. (a)(c)
275 10,981
Repsol SA (Spain) (2)(a)
929 12,335
Targa Resources Corp. (a)
390 78,183
TotalEnergies SE (France) (2)(a)
1,336 86,083
Valero Energy Corp. (a)(c)
782 103,279

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 3.7% (continued)
Williams Cos., Inc. (The) (a)(c)
581 34,721
1,950,083
Total Energy 2,533,206
Financials - 17 .5%
Banks - 7 .3%
ABN AMRO Bank NV, CVA
(Netherlands) (2)(a)(b) 2,446 51,541
Banca Monte dei Paschi di Siena
SpA (Italy) (2)(a) 15,410 122,559
Banco Santander SA (Spain) (2)(a)
11,656 78,525
Bank of America Corp. (a)
863 36,013
Bank OZK (a)(c)
505 21,942
Barclays plc (United Kingdom) (2)(a)
26,803 100,780
BNP Paribas SA (France) (2)(a)
1,529 127,793
BOC Hong Kong Holdings Ltd.
(China) (2) 19,000 76,930
BOK Financial Corp. (a)
460 47,909
Cadence Bank (a)(c)
832 25,260
CaixaBank SA (Spain) (2)(a)
2,158 16,810
Citigroup, Inc. (a)(c)
3,734 265,077
Citizens Financial Group, Inc. (a)(c)
2,276 93,248
Comerica, Inc. (a)
438 25,868
Commerce Bancshares, Inc. (a)(c)
942 58,621
Commerzbank AG (Germany) (2)(a)
6,440 147,379
Cullen/Frost Bankers, Inc. (a)
101 12,645
Danske Bank A/S (Denmark) (2)(a)
790 25,858
DBS Group Holdings Ltd.
(Singapore) (2) 1,800 61,814
East West Bancorp, Inc. (a)(c)
713 63,999
FinecoBank Banca Fineco SpA
(Italy) (2)(a) 3,029 59,994
First Horizon Corp. (a)
516 10,021
FNB Corp. (a)(c)
383 5,151
Fukuoka Financial Group, Inc.
(Japan) (2)(a) 400 10,645
Hancock Whitney Corp. (a)(c)
1,324 69,444
Intesa Sanpaolo SpA (Italy) (2)(a)
22,821 117,612
Japan Post Bank Co. Ltd. (Japan)
(2)(a) 9,200 93,413
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2)(a) 8,200 111,797
Mizuho Financial Group, Inc.
(Japan) (2)(a) 3,900 107,031
NatWest Group plc (United
Kingdom) (2)(a) 22,026 130,050
Nordea Bank Abp (Finland) (2)(a)
13,761 176,009
PNC Financial Services Group, Inc.
(The) (a) 1,281 225,161
Popular, Inc.
1,051 97,081
Prosperity Bancshares, Inc. (a)
617 44,035
Regions Financial Corp. (a)(c)
694 15,081
Societe Generale SA (France) (2)(a)
5,487 247,540
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2)(a) 5,800 149,145
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 2,700 67,962
INVESTMENTS SHARES VALUE ($)
Banks - 7.3% (continued)
Svenska Handelsbanken AB, Class
A (Sweden) (2)(a) 4,170 47,127
Swedbank AB, Class A (Sweden)
(2)(a) 2,196 50,013
Synovus Financial Corp. (a)(c)
1,190 55,621
Texas Capital Bancshares, Inc. *(a)
(c) 1,469 109,734
UniCredit SpA (Italy) (2)(a)
2,398 134,605
Valley National Bancorp (a)(c)
10,398 92,438
Webster Financial Corp. (a)
1,084 55,880
Zions Bancorp NA (a)
2,823 140,755
3,883,916
Capital Markets - 2 .5%
Ameriprise Financial, Inc. (a)(c)
154 74,553
Amundi SA (France) (2)(a)(b)
704 55,155
Azimut Holding SpA (Italy) (2)(a)
1,546 43,287
Banca Generali SpA (Italy) (2)(a)
973 54,820
Bank of New York Mellon Corp.
(The) (a) 1,352 113,392
Blackrock, Inc. (a)(c)
47 44,485
Brookfield Corp., Class A (Canada)
(a) 315 16,485
Charles Schwab Corp. (The) (a)
891 69,747
CME Group, Inc. (a)(c)
734 194,723
Deutsche Bank AG (Registered)
(Germany) (2)(a) 269 6,412
Federated Hermes, Inc., Class B (a)
874 35,633
IGM Financial, Inc. (Canada) (a)
276 8,489
Intermediate Capital Group plc
(United Kingdom) (2)(a) 2,295 58,452
Invesco Ltd. (a)
8,086 122,665
Janus Henderson Group plc (a)
132 4,772
Moody's Corp. (a)(c)
15 6,985
MSCI, Inc., Class A (a)
355 200,752
Nomura Holdings, Inc. (Japan) (2)(a)
19,600 120,774
Raymond James Financial, Inc. (a)
34 4,723
Robinhood Markets, Inc., Class A
*(a)(c) 1,137 47,322
S&P Global, Inc. (a)
18 9,146
St James's Place plc (United
Kingdom) (2)(a) 780 9,915
Stifel Financial Corp. (a)(c)
227 21,397
1,324,084
Consumer Finance - 0 .6%
Ally Financial, Inc. (a)
2,802 102,189
Capital One Financial Corp. (a)
622 111,525
OneMain Holdings, Inc. (a)(c)
1,147 56,065
SLM Corp. (a)
1,027 30,163
Synchrony Financial (a)(c)
615 32,558
332,500
Financial Services - 1 .3%
Affirm Holdings, Inc., Class A *(a)(c)
414 18,708
Corebridge Financial, Inc. (a)
3,674 115,988
Corpay, Inc. *(a)(c)
59 20,574

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Financial Services - 1.3% (continued)
Equitable Holdings, Inc. (a)(c)
355 18,492
Essent Group Ltd. (a)
1,261 72,785
Global Payments, Inc. (a)
53 5,190
GMO Payment Gateway, Inc.
(Japan) (2)(a) 1,000 53,209
Mastercard, Inc., Class A (a)
292 160,051
MGIC Investment Corp. (a)
256 6,344
UWM Holdings Corp., Class A (a)(c)
3,531 19,279
Visa, Inc., Class A (a)(c)
456 159,810
Western Union Co. (The) (a)(c)
4,022 42,553
692,983
Insurance - 5 .8%
Aegon Ltd. (Netherlands) (2)(a)
4,862 31,933
Ageas SA/NV (Belgium) (2)(a)
462 27,694
AIA Group Ltd. (Hong Kong) (2)(a)
3,600 27,251
Allianz SE (Registered) (Germany)
(2)(a) 235 89,937
Allstate Corp. (The) (a)(c)
480 99,394
American International Group, Inc.
(a)(c) 2,802 243,606
Aon plc, Class A (a)(c)
215 85,804
Assurant, Inc. (a)
217 45,516
Assured Guaranty Ltd. (a)
217 19,118
Axis Capital Holdings Ltd. (a)
1,036 103,849
Brighthouse Financial, Inc. *(a)
1,448 83,969
Cincinnati Financial Corp. (a)
76 11,227
CNA Financial Corp. (a)(c)
428 21,738
CNO Financial Group, Inc. (a)
1,181 49,189
Everest Group Ltd. (a)(c)
293 106,456
First American Financial Corp. (a)
328 21,527
Globe Life, Inc. (a)
122 16,070
Hanover Insurance Group, Inc.
(The) (a)(c) 451 78,451
Hiscox Ltd. (United Kingdom) (a)
328 4,983
iA Financial Corp., Inc. (Canada) (a)
542 51,471
Insurance Australia Group Ltd.
(Australia) (2)(a) 5,757 28,005
Intact Financial Corp. (Canada) (a)
86 17,570
Japan Post Holdings Co. Ltd.
(Japan) (2)(a) 3,900 39,107
Kemper Corp. (a)
305 20,389
Lincoln National Corp. (a)
2,485 89,236
Manulife Financial Corp. (Canada)
(a) 681 21,220
Mapfre SA (Spain) (2)(a)
15,804 48,692
Marsh & McLennan Cos., Inc. (a)
341 83,214
MS&AD Insurance Group Holdings,
Inc. (Japan) (2)(a) 600 13,049
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (2)(a) 255 161,089
Old Republic International Corp. (a)
2,023 79,342
Poste Italiane SpA (Italy) (2)(a)(b)
8,815 157,262
Primerica, Inc. (a)(c)
562 159,906
Principal Financial Group, Inc. (a)(c)
584 49,272
INVESTMENTS SHARES VALUE ($)
Insurance - 5.8% (continued)
QBE Insurance Group Ltd.
(Australia) (2)(a) 3,041 42,018
SCOR SE (France) (2)(a)
1,354 39,103
Swiss Re AG (2)(a)
132 22,464
T&D Holdings, Inc. (Japan) (2)(a)
1,900 40,666
Talanx AG (Germany) (2)(a)
96 10,097
Travelers Cos., Inc. (The) (a)
629 166,345
Unipol Assicurazioni SpA (Italy) (2)
(a) 6,569 105,156
Unum Group (a)
545 44,396
W R Berkley Corp. (a)
416 29,602
Willis Towers Watson plc (a)
153 51,706
Zurich Insurance Group AG
(Switzerland) (2)(a) 508 354,588
3,092,677
Total Financials 9,326,160
Health Care - 10 .9%
Biotechnology - 1 .5%
Alnylam Pharmaceuticals, Inc. *(a)
334 90,187
Apellis Pharmaceuticals, Inc. *(a)(c)
1,543 33,745
Argenx SE (Netherlands) (2)*(a)
73 43,077
BioMarin Pharmaceutical, Inc. *(a)
1,534 108,438
Exact Sciences Corp. *(a)(c)
240 10,390
Exelixis, Inc. *(a)(c)
3,080 113,714
Gilead Sciences, Inc. (a)
312 34,960
GRAIL, Inc. *(a)
418 10,676
Incyte Corp. *(a)(c)
3,285 198,907
Natera, Inc. *(a)(c)
283 40,019
Regeneron Pharmaceuticals, Inc. (a)
131 83,084
Swedish Orphan Biovitrum AB
(Sweden) (2)*(a) 508 14,557
Ultragenyx Pharmaceutical, Inc. *(a)
359 12,999
794,753
Health Care Equipment & Supplies - 2 .0%
Abbott Laboratories (a)
1,567 207,863
Align Technology, Inc. *(a)
436 69,263
Asahi Intecc Co. Ltd. (Japan) (2)(a)
3,500 56,538
Becton Dickinson & Co. (a)(c)
223 51,080
Boston Scientific Corp. *(a)
1,274 128,521
Demant A/S (Denmark) (2)*(a)
777 26,112
Edwards Lifesciences Corp. *(a)
1,076 77,989
IDEXX Laboratories, Inc. *(a)(c)
220 92,389
LivaNova plc *(a)
957 37,591
Medtronic plc (a)
1,554 139,642
Penumbra, Inc. *(a)
58 15,510
QuidelOrtho Corp. *(a)
1,551 54,238
Siemens Healthineers AG
(Germany) (2)(a)(b) 305 16,455
Solventum Corp. *(a)(c)
224 17,033
STERIS plc (a)(c)
269 60,969
Ypsomed Holding AG (Registered)
(Switzerland) (2)(a) 67 25,935
1,077,128

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2 .2%
Cardinal Health, Inc. (a)
282 38,851
Cencora, Inc. (a)
350 97,331
Centene Corp. *(a)
4,077 247,515
Cigna Group (The) (a)(c)
249 81,921
CVS Health Corp. (a)
1,922 130,215
Elevance Health, Inc.
109 47,411
Encompass Health Corp. (a)
465 47,095
Fresenius Medical Care AG
(Germany) (2)(a) 492 24,482
HCA Healthcare, Inc. (a)(c)
353 121,979
Humana, Inc. (a)
596 157,702
McKesson Corp. (a)
134 90,181
Molina Healthcare, Inc. *(a)(c)
34 11,199
Universal Health Services, Inc.,
Class B (a) 221 41,526
1,137,408
Health Care Technology - 0 .3%
Pro Medicus Ltd. (Australia) (2)(a)
738 93,412
Veeva Systems, Inc., Class A *(a)(c)
371 85,935
179,347
Life Sciences Tools & Services - 0 .8%
Agilent Technologies, Inc. (a)
97 11,347
Danaher Corp. (a)
534 109,470
Illumina, Inc. *(a)(c)
2,024 160,584
IQVIA Holdings, Inc. *(a)(c)
469 82,685
Medpace Holdings, Inc. *(a)(c)
93 28,336
Waters Corp. *(a)(c)
136 50,126
442,548
Pharmaceuticals - 4 .1%
Astellas Pharma, Inc. (Japan) (2)(a)
14,000 136,283
Bayer AG (Registered) (Germany)
(2)(a) 719 17,236
Bristol-Myers Squibb Co. (a)
889 54,220
Eli Lilly & Co. (a)
136 112,324
Ipsen SA (France) (2)(a)
230 26,491
Jazz Pharmaceuticals plc *(a)
83 10,304
Johnson & Johnson (a)(c)
1,941 321,895
Merck & Co., Inc. (a)(c)
3,146 282,385
Novartis AG (Registered) (2)(a)
3,135 348,204
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 2,300 119,853
Roche Holding AG (2)(a)
534 175,754
Royalty Pharma plc, Class A (a)
5,874 182,858
Santen Pharmaceutical Co. Ltd.
(Japan) (2)(a) 5,000 47,620
Shionogi & Co. Ltd. (Japan) (2)(a)
4,200 63,398
Takeda Pharmaceutical Co. Ltd.
(Japan) (2)(a) 8,300 246,002
UCB SA (Belgium) (2)(a)
91 16,022
2,160,849
Total Health Care 5,792,033
INVESTMENTS SHARES VALUE ($)
Industrials - 16 .5%
Aerospace & Defense - 2 .5%
Curtiss-Wright Corp. (a)
38 12,056
Dassault Aviation SA (France) (2)(a)
199 65,615
GE Aerospace (a)(c)
234 46,835
Howmet Aerospace, Inc. (a)(c)
767 99,503
Kongsberg Gruppen ASA (Norway)
(2)(a) 770 112,894
Leonardo SpA (Italy) (2)(a)
3,094 150,674
Lockheed Martin Corp. (a)(c)
222 99,170
Rheinmetall AG (Germany) (2)(a)
209 299,063
Rolls-Royce Holdings plc (United
Kingdom) (2)*(a) 12,936 125,730
Saab AB, Class B (Sweden) (2)(a)
4,730 185,981
Safran SA (France) (2)(a)
308 81,091
Woodward, Inc. (a)
336 61,317
1,339,929
Air Freight & Logistics - 0 .7%
International Distribution Services
plc (United Kingdom) (a) 8,160 38,263
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 8,700 158,469
United Parcel Service, Inc., Class
B (a) 1,381 151,896
348,628
Building Products - 1 .2%
AGC, Inc. (Japan) (2)(a)
2,000 60,885
Allegion plc (a)
458 59,751
AZEK Co., Inc. (The), Class A *(a)
308 15,058
Belimo Holding AG (Registered)
(Switzerland) (2)(a) 52 32,059
Cie de Saint-Gobain SA (France)
(2)(a) 109 10,858
Geberit AG (Registered)
(Switzerland) (2)(a) 37 23,180
Hayward Holdings, Inc. *(a)
3,225 44,892
Johnson Controls International plc
(a) 1,270 101,740
Lennox International, Inc. (a)
20 11,217
Lixil Corp. (Japan) (2)(a)
5,300 61,300
Owens Corning (a)
297 42,417
Sanwa Holdings Corp. (Japan) (2)
(a) 4,600 147,611
Trane Technologies plc (a)
129 43,463
654,431
Commercial Services & Supplies - 0 .7%
Brambles Ltd. (Australia) (2)(a)
9,721 122,808
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 1,700 24,204
ISS A/S (Denmark) (2)(a)
1,948 44,731
Rollins, Inc. (a)(c)
1,028 55,543
Sohgo Security Services Co. Ltd.
(Japan) (2)(a) 5,000 37,611
Veralto Corp. (a)
199 19,392

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 0.7% (continued)
Waste Connections, Inc. (a)(c)
333 64,998
369,287
Construction & Engineering - 0 .8%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 445 25,469
AECOM (a)
91 8,438
AtkinsRealis Group, Inc. (Canada)
(a) 1,224 58,153
Bouygues SA (France) (2)(a)
680 26,806
Comfort Systems USA, Inc. (a)(c)
138 44,481
Eiffage SA (France) (2)(a)
275 32,018
Kinden Corp. (Japan) (2)(a)
3,600 80,728
MasTec, Inc. *(a)
404 47,151
Obayashi Corp. (Japan) (2)(a)
2,300 30,683
Shimizu Corp. (Japan) (2)(a)
8,500 75,654
Skanska AB, Class B (Sweden)
(2)*(a) 582 12,845
442,426
Electrical Equipment - 0 .9%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 2,949 152,162
Acuity, Inc.
28 7,374
Eaton Corp. plc (a)(c)
170 46,211
Fujikura Ltd. (Japan) (2)(a)
1,900 70,366
GE Vernova, Inc. (a)(c)
145 44,266
Signify NV (2)(a)(b)
2,274 49,373
Vertiv Holdings Co., Class A (a)(c)
439 31,696
Vestas Wind Systems A/S
(Denmark) (2)*(a) 3,957 54,743
456,191
Ground Transportation - 0 .7%
Aurizon Holdings Ltd. (Australia) (2)
(a) 4,005 7,786
Grab Holdings Ltd., Class A
(Singapore) *(a)(c) 12,699 57,527
Keio Corp. (Japan) (2)(a)
500 12,787
Lyft, Inc., Class A *(a)
8,490 100,776
Ryder System, Inc. (a)(c)
162 23,297
Tobu Railway Co. Ltd. (Japan) (2)(a)
2,100 35,849
Tokyu Corp. (Japan) (2)(a)
3,200 36,026
Uber Technologies, Inc. *(a)(c)
451 32,860
Union Pacific Corp. (a)(c)
398 94,024
400,932
Industrial Conglomerates - 0 .8%
3M Co. (a)(c)
1,269 186,365
CK Hutchison Holdings Ltd. (United
Kingdom) (2)(a) 1,000 5,637
Hikari Tsushin, Inc. (Japan) (2)(a)
300 77,428
Sekisui Chemical Co. Ltd. (Japan)
(2)(a) 3,600 61,401
Siemens AG (Registered)
(Germany) (2)(a) 346 79,907
INVESTMENTS SHARES VALUE ($)
Industrial Conglomerates - 0.8% (continued)
Swire Pacific Ltd., Class A (Hong
Kong) (a) 3,000 26,448
437,186
Machinery - 3 .8%
Alfa Laval AB (Sweden) (2)(a)
1,038 44,504
Allison Transmission Holdings, Inc.
(a) 725 69,361
Alstom SA (France) (2)*(a)
263 5,826
Amada Co. Ltd. (Japan) (2)(a)
600 5,844
Atlas Copco AB, Class A (Sweden)
(2)(a) 1,403 22,411
Cummins, Inc. (a)
268 84,002
Donaldson Co., Inc. (a)
1,500 100,590
Dover Corp. (a)
110 19,325
Ebara Corp. (Japan) (2)(a)
4,100 62,404
FANUC Corp. (Japan) (2)(a)
300 8,174
Flowserve Corp. (a)(c)
1,372 67,008
GEA Group AG (Germany) (2)(a)
997 60,607
IHI Corp. (Japan) (2)(a)
2,800 195,409
Illinois Tool Works, Inc. (a)
564 139,878
IMI plc (United Kingdom) (2)(a)
875 21,524
ITT, Inc. (a)(c)
283 36,552
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 800 48,288
Komatsu Ltd. (Japan) (2)(a)
2,000 58,566
Lincoln Electric Holdings, Inc. (a)
58 10,971
MISUMI Group, Inc. (Japan) (2)(a)
4,700 78,230
Mitsubishi Heavy Industries Ltd.
(Japan) (2)(a) 900 15,456
Mueller Industries, Inc. (a)(c)
577 43,933
NGK Insulators Ltd. (Japan) (2)(a)
5,100 62,837
Oshkosh Corp. (a)(c)
738 69,431
Otis Worldwide Corp. (a)(c)
181 18,679
Parker-Hannifin Corp. (a)(c)
121 73,550
Pentair plc (a)
637 55,725
Rotork plc (United Kingdom) (2)(a)
3,950 16,057
Schindler Holding AG (Switzerland)
(2)(a) 41 12,850
Snap-on, Inc. (a)(c)
188 63,358
Stanley Black & Decker, Inc. (a)(c)
807 62,042
Toro Co. (The) (a)
987 71,804
Volvo AB, Class B (Sweden) (2)*(a)
1,615 47,381
Wartsila OYJ Abp (Finland) (2)(a)
4,517 80,599
Weir Group plc (The) (United
Kingdom) (2)(a) 2,046 61,808
Westinghouse Air Brake
Technologies Corp. (a) 500 90,675
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) 18,900 33,170
2,018,829

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Marine Transportation - 0 .5%
AP Moller - Maersk A/S, Class B
(Denmark) (2)(a) 34 59,175
Kawasaki Kisen Kaisha Ltd. (Japan)
(2)(a) 600 8,155
Kirby Corp. *(a)
180 18,182
Mitsui OSK Lines Ltd. (Japan) (2)(a)
2,100 73,116
Nippon Yusen KK (Japan) (2)(a)
3,300 109,059
267,687
Passenger Airlines - 1 .0%
Air France-KLM (France) (2)*(a)
2,638 24,516
Alaska Air Group, Inc. *(a)(c)
965 47,497
ANA Holdings, Inc. (Japan) (2)(a)
3,400 62,760
Delta Air Lines, Inc. (a)(c)
3,116 135,858
Deutsche Lufthansa AG
(Registered) (Germany) (2)(a) 1,318 9,603
easyJet plc (United Kingdom) (2)(a)
14,285 82,141
Japan Airlines Co. Ltd. (Japan) (2)
(a) 7,600 130,183
Qantas Airways Ltd. (Australia) (2)
(a) 9,297 53,003
545,561
Professional Services - 2 .0%
Automatic Data Processing, Inc. (a)
(c) 254 77,605
BayCurrent, Inc. (Japan) (2)(a)
2,000 86,668
Broadridge Financial Solutions, Inc.
(a) 413 100,136
Computershare Ltd. (Australia) (2)
(a) 3,063 75,500
Concentrix Corp. (a)
863 48,017
Experian plc (2)(a)
305 14,132
Genpact Ltd. (a)(c)
209 10,529
Intertek Group plc (United Kingdom)
(2)(a) 1,254 81,541
Jacobs Solutions, Inc. (a)
233 28,167
ManpowerGroup, Inc. (a)
317 18,348
Persol Holdings Co. Ltd. (Japan)
(2)(a) 24,200 40,322
RELX plc (United Kingdom) (2)(a)
1,151 57,816
Robert Half, Inc. (a)
743 40,531
Science Applications International
Corp. (a) 950 106,657
SS&C Technologies Holdings, Inc.
(a)(c) 2,699 225,447
Verisk Analytics, Inc., Class A (a)
147 43,750
1,055,166
Trading Companies & Distributors - 0 .6%
AddTech AB, Class B (Sweden) (2)
(a) 1,112 32,568
Fastenal Co. (a)(c)
160 12,408
Finning International, Inc. (Canada)
(a) 755 21,243
Marubeni Corp. (Japan) (2)(a)
900 14,438
MonotaRO Co. Ltd. (Japan) (2)(a)
1,400 26,153
Sojitz Corp. (Japan) (2)(a)
400 8,816
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 0.6% (continued)
Sumitomo Corp. (Japan) (2)(a)
900 20,536
WESCO International, Inc. (a)
771 119,736
WW Grainger, Inc. (a)
56 55,319
311,217
Transportation Infrastructure - 0 .3%
Aena SME SA (Spain) (2)(a)(b)
550 129,032
Flughafen Zurich AG (Registered)
(Switzerland) (2)(a) 56 13,285
Qube Holdings Ltd. (Australia) (2)(a)
2,704 6,695
149,012
Total Industrials 8,796,482
Information Technology - 9 .6%
Communications Equipment - 0 .9%
Arista Networks, Inc. *(a)(c)
2,275 176,267
F5, Inc. *(a)(c)
59 15,710
Nokia OYJ (Finland) (2)(a)
14,557 76,669
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 22,089 171,869
Ubiquiti, Inc. (a)(c)
52 16,127
456,642
Electronic Equipment, Instruments & Components - 1 .2%
Amphenol Corp., Class A (a)
1,332 87,366
Azbil Corp. (Japan) (2)(a)
7,700 59,817
Celestica, Inc. (Canada) *(a)
1,104 87,089
Corning, Inc. (a)(c)
1,021 46,741
Fabrinet (Thailand) *
64 12,641
Hexagon AB, Class B (Sweden) (2)
(a) 4,877 52,134
Hirose Electric Co. Ltd. (Japan) (2)
(a) 600 69,500
IPG Photonics Corp. *(a)(c)
437 27,592
Jabil, Inc. (a)(c)
295 40,141
TE Connectivity plc (Switzerland) (a)
184 26,003
Trimble, Inc. *(a)
478 31,381
Yokogawa Electric Corp. (Japan)
(2)(a) 3,900 76,112
616,517
IT Services - 1 .7%
Amdocs Ltd. (a)
746 68,259
Cloudflare, Inc., Class A *(a)(c)
292 32,906
EPAM Systems, Inc. *(a)
93 15,702
Fujitsu Ltd. (Japan) (2)(a)
1,200 23,881
Gartner, Inc. *(a)
42 17,629
GoDaddy, Inc., Class A *(a)(c)
324 58,365
Kyndryl Holdings, Inc. *(a)(c)
920 28,888
Okta, Inc., Class A *(a)(c)
332 34,933
Shopify, Inc., Class A (Canada) *(a)
461 43,856
Snowflake, Inc., Class A *(a)(c)
1,098 160,484
Twilio, Inc., Class A *(a)
692 67,754
VeriSign, Inc. *(a)(c)
1,305 331,300
883,957

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 1 .8%
Broadcom, Inc. (a)
607 101,630
Cirrus Logic, Inc. *(a)
375 37,371
Intel Corp. (a)
2,840 64,497
KLA Corp. (a)
158 107,408
Lam Research Corp. (a)
116 8,433
Marvell Technology, Inc. (a)
451 27,768
NVIDIA Corp. (a)(c)
1,528 165,605
QUALCOMM, Inc. (a)(c)
377 57,911
Rambus, Inc. *(a)(c)
390 20,192
SCREEN Holdings Co. Ltd. (Japan)
(2)(a) 800 52,193
Skyworks Solutions, Inc. (a)(c)
700 45,241
Socionext, Inc. (Japan) (2)(a)
9,000 109,284
Teradyne, Inc. (a)(c)
479 39,565
Tokyo Electron Ltd. (Japan) (2)(a)
700 95,993
Universal Display Corp. (a)(c)
354 49,376
982,467
Software - 3 .6%
Adobe, Inc. *(a)(c)
556 213,243
AppLovin Corp., Class A *(a)(c)
293 77,636
Atlassian Corp., Class A *(a)
341 72,364
Commvault Systems, Inc. *(a)(c)
243 38,336
Constellation Software, Inc.
(Canada) (a) 7 22,168
Descartes Systems Group, Inc.
(The) (Canada) *(a) 137 13,792
Dolby Laboratories, Inc., Class A (a)
376 30,196
Elastic NV *(a)
237 21,117
Fair Isaac Corp. *(a)
23 42,416
Fortinet, Inc. *(a)(c)
1,445 139,096
Gitlab, Inc., Class A *(a)(c)
992 46,624
Guidewire Software, Inc. *(a)
349 65,389
HubSpot, Inc. *(a)(c)
120 68,555
Manhattan Associates, Inc. *(a)(c)
417 72,158
Nutanix, Inc., Class A *(a)(c)
1,120 78,187
Oracle Corp. Japan (Japan) (2)(a)
600 63,140
Palantir Technologies, Inc., Class A
*(a)(c) 679 57,307
Palo Alto Networks, Inc. *(a)(c)
414 70,645
Pegasystems, Inc. (a)
388 26,974
Qualys, Inc. *(a)
787 99,107
Salesforce, Inc. (a)
311 83,460
SAP SE (Germany) (2)(a)
493 132,099
ServiceNow, Inc. *(a)(c)
93 74,041
TeamViewer SE (Germany) (2)*(a)
(b) 3,330 43,470
Technology One Ltd. (Australia) (2)
(a) 2,408 42,355
Trend Micro, Inc. (Japan) (2)(a)
400 27,003
UiPath, Inc., Class A *(a)(c)
3,628 37,368
Xero Ltd. (New Zealand) (2)*(a)
222 21,699
Zoom Communications, Inc., Class
A *(a) 932 68,754
Zscaler, Inc. *(a)(c)
452 89,686
1,938,385
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 0 .4%
Canon, Inc. (Japan) (2)(a)
1,600 49,893
Hewlett Packard Enterprise Co. (a)
(c) 3,221 49,700
Logitech International SA
(Registered) (Switzerland) (2)(a) 838 71,008
Seiko Epson Corp. (Japan) (2)(a)
2,200 35,245
205,846
Total Information Technology 5,083,814
Materials - 5 .5%
Chemicals - 1 .9%
Air Liquide SA (France) (2)(a)
144 27,352
Air Water, Inc. (Japan) (2)(a)
2,600 32,884
Axalta Coating Systems Ltd. *(a)
413 13,699
Cabot Corp. (a)(c)
536 44,563
DSM-Firmenich AG (Switzerland)
(2)(a) 775 76,723
Ecolab, Inc. (a)(c)
129 32,704
Element Solutions, Inc. (a)(c)
1,383 31,270
FMC Corp. (a)
3,259 137,497
Givaudan SA (Registered)
(Switzerland) (a) 22 94,446
Huntsman Corp. (a)(c)
10,699 168,937
Incitec Pivot Ltd. (Australia) (2)(a)
3,066 4,917
Johnson Matthey plc (United
Kingdom) (2)(a) 574 9,867
Kuraray Co. Ltd. (Japan) (2)(a)
5,600 69,006
Mosaic Co. (The) (a)
1,126 30,413
NewMarket Corp. (a)
80 45,316
Nitto Denko Corp. (Japan) (2)(a)
2,300 42,542
Orica Ltd. (Australia) (2)(a)
677 7,236
Resonac Holdings Corp. (Japan)
(2)(a) 1,500 29,981
Sika AG (Registered) (Switzerland)
(2)(a) 328 79,896
Solvay SA (Belgium) (2)(a)
806 28,671
Toray Industries, Inc. (Japan) (2)(a)
5,000 34,170
1,042,090
Construction Materials - 1 .1%
Buzzi SpA (Italy) (2)(a)
235 11,308
CRH plc (a)(c)
1,851 162,833
Heidelberg Materials AG (Germany)
(2)(a) 385 66,365
Holcim AG (2)(a)
2,272 244,497
Vulcan Materials Co. (a)(c)
379 88,421
573,424
Containers & Packaging - 0 .5%
CCL Industries, Inc., Class B
(Canada) (a) 387 18,903
Crown Holdings, Inc. (a)(c)
1,563 139,513
Greif, Inc., Class A (a)
348 19,137
Packaging Corp. of America (a)(c)
399 79,010
Sonoco Products Co. (a)
199 9,401
265,964

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 1 .8%
Acerinox SA (Spain) (2)(a)
3,016 35,330
Agnico Eagle Mines Ltd. (Canada)
(a) 712 77,140
Alamos Gold, Inc., Class A (Canada)
(a) 2,081 55,602
ArcelorMittal SA (Luxembourg) (2)
5,312 153,446
Barrick Gold Corp. (Canada) (a)
2,250 43,685
BlueScope Steel Ltd. (Australia) (2)
(a) 1,290 17,278
Evolution Mining Ltd. (Australia) (2)
(a) 16,436 73,541
Franco-Nevada Corp. (Canada) (a)
73 11,481
JFE Holdings, Inc. (Japan) (2)(a)
1,200 14,732
Kinross Gold Corp. (Canada) (a)
3,215 40,504
Newmont Corp. (a)
1,232 59,481
Norsk Hydro ASA (Norway) (2)(a)
2,724 15,747
Northern Star Resources Ltd.
(Australia) (2)(a) 4,782 55,209
Pan American Silver Corp. (Canada)
(a) 2,142 55,327
Royal Gold, Inc. (a)
641 104,810
South32 Ltd. (Australia) (2)(a)
5,717 11,517
thyssenkrupp AG (Germany) (2)(a)
13,039 133,870
Wheaton Precious Metals Corp.
(Brazil) 241 18,702
977,402
Paper & Forest Products - 0 .2%
Louisiana-Pacific Corp. (a)
554 50,957
Oji Holdings Corp. (Japan) (2)(a)
7,800 32,697
West Fraser Timber Co. Ltd.
(Canada) (a) 62 4,762
88,416
Total Materials 2,947,296
Real Estate - 3 .0%
Health Care REITs - 1 .0%
Alexandria Real Estate Equities,
Inc., REIT (a) 1,338 123,778
Medical Properties Trust, Inc., REIT
(a)(c) 8,738 52,690
Omega Healthcare Investors, Inc.,
REIT (a) 3,495 133,090
Sabra Health Care REIT, Inc., REIT
(a)(c) 1,567 27,375
Ventas, Inc., REIT (a)
2,889 198,648
535,581
Hotel & Resort REITs - 0 .1%
Park Hotels & Resorts, Inc., REIT
(a) 3,298 35,223
Industrial REITs - 0 .2%
EastGroup Properties, Inc., REIT (a)
67 11,802
STAG Industrial, Inc., REIT (a)
1,980 71,518
83,320
INVESTMENTS SHARES VALUE ($)
Office REITs - 0 .0% †
Cousins Properties, Inc., REIT (a) 971 28,644
Real Estate Management & Development - 0 .2%
CBRE Group, Inc., Class A *(a)
278 36,357
CK Asset Holdings Ltd. (Hong Kong)
(2)(a) 9,000 36,414
Zillow Group, Inc., Class C *(a)(c)
218 14,946
87,717
Residential REITs - 0 .4%
Equity LifeStyle Properties, Inc.,
REIT (a) 1,828 121,927
Essex Property Trust, Inc., REIT (a)
280 85,840
207,767
Retail REITs - 0 .3%
Brixmor Property Group, Inc., REIT
(a) 2,106 55,914
NNN REIT, Inc., REIT (a)
2,400 102,360
Simon Property Group, Inc., REIT
(a)(c) 104 17,273
175,547
Specialized REITs - 0 .8%
EPR Properties, REIT (a)
2,437 128,211
Lamar Advertising Co., Class A,
REIT (a)(c) 103 11,719
Millrose Properties, Inc., Class A,
REIT *(a) 1,583 41,965
PotlatchDeltic Corp., REIT (a)(c)
2,007 90,556
SBA Communications Corp., REIT
(a) 738 162,367
434,818
Total Real Estate 1,588,617
Utilities - 6 .6%
Electric Utilities - 3 .5%
ALLETE, Inc. (a)
184 12,089
Chubu Electric Power Co., Inc.
(Japan) (2)(a) 6,600 71,559
Duke Energy Corp. (a)(c)
1,857 226,498
Edison International (a)
3,703 218,181
Emera, Inc. (Canada) (a)
289 12,172
Endesa SA (Spain) (a)
945 25,035
Enel SpA (Italy) (a)
33,399 270,749
Evergy, Inc. (a)(c)
3,586 247,255
Eversource Energy (a)(c)
646 40,123
Exelon Corp. (a)
425 19,584
Fortum OYJ (Finland) (2)(a)
1,914 31,343
Iberdrola SA (Spain) (2)(a)
1,714 27,678
Kansai Electric Power Co., Inc.
(The) (Japan) (2)(a) 2,300 27,296
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 7,200 62,883
OGE Energy Corp. (a)
1,590 73,076
Origin Energy Ltd. (Australia) (2)(a)
1,075 7,114
PG&E Corp. (a)
5,265 90,453
Portland General Electric Co. (a)(c)
3,980 177,508

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 3.5% (continued)
Tohoku Electric Power Co., Inc.
(Japan) (2)(a) 3,800 26,220
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2)*(a) 17,100 49,226
Xcel Energy, Inc. (a)
2,048 144,978
1,861,020
Gas Utilities - 0 .9%
AltaGas Ltd. (Canada) (a)
563 15,442
Atmos Energy Corp. (a)(c)
307 47,456
Enagas SA (Spain) (2)(a)
5,156 74,228
Italgas SpA (Italy) (2)(a)
13,972 100,182
National Fuel Gas Co. (a)
391 30,963
New Jersey Resources Corp. (a)
1,540 75,552
ONE Gas, Inc. (a)(c)
630 47,622
Osaka Gas Co. Ltd. (Japan) (2)(a)
300 6,788
Spire, Inc. (a)(c)
216 16,902
Tokyo Gas Co. Ltd. (Japan) (2)(a)
200 6,362
UGI Corp. (a)(c)
1,525 50,432
471,929
Independent Power and Renewable Electricity Producers - 0 .1%
AES Corp. (The) (a) 3,163 39,284
Multi-Utilities - 1 .5%
Centrica plc (United Kingdom) (2)(a)
21,010 40,681
CMS Energy Corp. (a)(c)
1,211 90,958
DTE Energy Co. (a)
2,589 357,981
E.ON SE (Germany) (2)(a)
1,384 20,891
NiSource, Inc. (a)
2,308 92,528
Veolia Environnement SA (France)
(2)(a) 638 21,942
WEC Energy Group, Inc. (a)(c)
1,939 211,312
836,293
Water Utilities - 0 .6%
American Water Works Co., Inc. (a)
(c) 2,073 305,809
Total Utilities 3,514,335
TOTAL COMMON STOCKS
(Cost $46,916,645) 50,372,412
SHORT-TERM INVESTMENTS - 77.8%
INVESTMENT COMPANIES - 77 .6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.15% (d)(e) 570,242 570,242
Limited Purpose Cash Investment
Fund, 4.32% (d) 40,739,484 40,727,262
TOTAL INVESTMENT COMPANIES
(Cost $41,293,863) 41,297,504
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 0 .2%
U.S. Treasury Bills
4.22%, 9/4/2025 (2)(f)
(Cost $115,886) 118,000 115,906
TOTAL SHORT-TERM INVESTMENTS
(Cost $41,409,749) 41,413,410
TOTAL LONG POSITIONS
(Cost $88,326,394) 91,785,822
SHARES
SHORT POSITIONS - (86.9)%
COMMON STOCKS - (86.5)%
Communication Services - ( 2 .9 ) %
Diversified Telecommunication Services - ( 0 .6 ) %
BCE, Inc. (Canada)
(2,103) (48,270)
BT Group plc (United Kingdom) (2)
(2,325) (4,987)
Infrastrutture Wireless Italiane SpA
(Italy) (b) (5,422) (57,397)
Nippon Telegraph & Telephone
Corp. (Japan) (2) (39,700) (38,369)
Swisscom AG (Registered)
(Switzerland) (2) (275) (158,469)
Telstra Group Ltd. (Australia) (2)
(2,679) (7,077)
(314,569)
Entertainment - ( 1 .2 ) %
Bollore SE (France) (2)
(3,339) (19,561)
Capcom Co. Ltd. (Japan) (2)
(700) (17,277)
CTS Eventim AG & Co. KGaA
(Germany) (2) (239) (23,977)
Konami Group Corp. (Japan) (2)
(800) (94,466)
Live Nation Entertainment, Inc.
(387) (50,535)
Nexon Co. Ltd. (Japan) (2)
(2,100) (28,762)
Nintendo Co. Ltd. (Japan) (2)
(900) (61,180)
Toho Co. Ltd. (Japan) (2)
(500) (24,845)
Ubisoft Entertainment SA (France)
(2) (2,698) (32,628)
Universal Music Group NV
(Netherlands) (2) (707) (19,523)
Walt Disney Co. (The)
(1,630) (160,881)
Warner Bros Discovery, Inc.
(8,625) (92,546)
(626,181)
Interactive Media & Services - ( 0 .1 ) %
IAC, Inc.
(460) (21,132)
Match Group, Inc.
(1,020) (31,824)
SEEK Ltd. (Australia) (2)
(445) (6,017)
(58,973)
Media - ( 0 .4 ) %
Charter Communications, Inc., Class
A (122) (44,961)
Dentsu Group, Inc. (Japan) (2)
(2,400) (53,003)
Hakuhodo DY Holdings, Inc. (Japan)
(2) (1,900) (13,786)
Publicis Groupe SA (France) (2)
(49) (4,623)
Trade Desk, Inc. (The), Class A
(447) (24,460)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Media - (0.4)% (continued)
WPP plc (United Kingdom) (2)
(9,180) (69,759)
(210,592)
Wireless Telecommunication Services - ( 0 .6 ) %
KDDI Corp. (Japan) (2)
(15,000) (236,935)
Rogers Communications, Inc., Class
B (Canada) (1,326) (35,411)
SoftBank Group Corp. (Japan) (2)
(1,000) (51,150)
(323,496)
Total Communication Services (1,533,811)
Consumer Discretionary - ( 9 .9 ) %
Automobile Components - ( 0 .7 ) %
BorgWarner, Inc.
(3,018) (86,466)
Bridgestone Corp. (Japan) (2)
(200) (8,035)
Denso Corp. (Japan) (2)
(5,500) (68,236)
Gentex Corp.
(5,717) (133,206)
Koito Manufacturing Co. Ltd.
(Japan) (2) (3,500) (43,169)
Magna International, Inc. (Canada)
(381) (12,949)
Visteon Corp.
(71) (5,511)
(357,572)
Automobiles - ( 1 .5 ) %
Bayerische Motoren Werke AG
(Germany) (2) (2,708) (218,366)
Ferrari NV (Italy) (2)
(389) (166,126)
Harley-Davidson, Inc.
(639) (16,135)
Isuzu Motors Ltd. (Japan) (2)
(2,400) (32,634)
Rivian Automotive, Inc., Class A
(733) (9,126)
Stellantis NV (2)
(4,256) (47,735)
Suzuki Motor Corp. (Japan) (2)
(8,400) (103,111)
Tesla, Inc.
(398) (103,146)
Thor Industries, Inc.
(168) (12,736)
Toyota Motor Corp. (Japan) (2)
(3,000) (53,032)
Yamaha Motor Co. Ltd. (Japan) (2)
(2,500) (20,016)
(782,163)
Broadline Retail - ( 0 .4 ) %
Canadian Tire Corp. Ltd., Class A
(Canada) (180) (18,692)
Dillard's, Inc., Class A
(45) (16,116)
Kohl's Corp.
(2,043) (16,712)
Macy's, Inc.
(382) (4,798)
Next plc (United Kingdom) (2)
(298) (42,935)
Ollie's Bargain Outlet Holdings, Inc.
(976) (113,567)
(212,820)
Distributors - ( 0 .2 ) %
D'ieteren Group (Belgium) (2)
(177) (30,490)
Pool Corp.
(222) (70,674)
(101,164)
Diversified Consumer Services - ( 0 .0 ) % †
IDP Education Ltd. (Australia) (2) (3,900) (23,106)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - ( 3 .0 ) %
Amadeus IT Group SA (Spain) (2)
(1,201) (91,976)
Aramark
(327) (11,288)
Caesars Entertainment, Inc.
(1,827) (45,675)
Cava Group, Inc.
(1,520) (131,343)
Choice Hotels International, Inc.
(211) (28,017)
Churchill Downs, Inc.
(709) (78,749)
Domino's Pizza Enterprises Ltd.
(Australia) (2) (1,112) (17,935)
Dutch Bros, Inc., Class A
(375) (23,152)
Genting Singapore Ltd. (Singapore)
(2) (39,000) (21,641)
Hilton Grand Vacations, Inc.
(2,100) (78,561)
Hyatt Hotels Corp., Class A
(1,315) (161,087)
Las Vegas Sands Corp.
(1,456) (56,245)
Light & Wonder, Inc.
(55) (4,764)
Marriott International, Inc., Class A
(466) (111,001)
Marriott Vacations Worldwide Corp.
(443) (28,458)
McDonald's Corp.
(465) (145,252)
MGM Resorts International
(540) (16,006)
Oriental Land Co. Ltd. (Japan) (2)
(10,800) (212,984)
Planet Fitness, Inc., Class A
(497) (48,015)
Restaurant Brands International, Inc.
(Canada) (1,925) (128,324)
Royal Caribbean Cruises Ltd.
(471) (96,762)
Sodexo SA (France)
(86) (5,524)
Starbucks Corp.
(687) (67,388)
Vail Resorts, Inc.
(80) (12,802)
(1,622,949)
Household Durables - ( 1 .3 ) %
Barratt Redrow plc (United
Kingdom) (2) (10,405) (57,236)
Berkeley Group Holdings plc (United
Kingdom) (2) (445) (20,711)
DR Horton, Inc.
(312) (39,665)
Iida Group Holdings Co. Ltd. (Japan)
(2) (1,600) (24,409)
Lennar Corp., Class A
(617) (70,819)
Mohawk Industries, Inc.
(180) (20,552)
Nikon Corp. (Japan) (2)
(4,300) (42,704)
NVR, Inc.
(4) (28,978)
Open House Group Co. Ltd. (Japan)
(2) (1,400) (52,187)
PulteGroup, Inc.
(443) (45,540)
Sekisui House Ltd. (Japan) (2)
(3,500) (78,338)
SharkNinja, Inc.
(447) (37,284)
Sharp Corp. (Japan) (2)
(2,300) (14,540)
Sumitomo Forestry Co. Ltd. (Japan)
(2) (2,500) (75,372)
Taylor Wimpey plc (United Kingdom)
(2) (21,041) (29,563)
TopBuild Corp.
(132) (40,253)
(678,151)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Leisure Products - ( 0 .4 ) %
BRP, Inc.
(1,035) (34,947)
Brunswick Corp.
(193) (10,393)
Sega Sammy Holdings, Inc. (Japan)
(2) (500) (9,655)
Shimano, Inc. (Japan) (2)
(600) (84,248)
Yamaha Corp. (Japan) (2)
(10,500) (81,483)
(220,726)
Specialty Retail - ( 1 .6 ) %
Advance Auto Parts, Inc.
(436) (17,096)
Avolta AG (Switzerland) (2)
(293) (12,835)
Best Buy Co., Inc.
(112) (8,244)
Carvana Co., Class A
(200) (41,816)
Dick's Sporting Goods, Inc.
(111) (22,373)
Fast Retailing Co. Ltd. (Japan) (2)
(300) (89,307)
Floor & Decor Holdings, Inc., Class
A (604) (48,604)
Home Depot, Inc. (The)
(179) (65,602)
JD Sports Fashion plc (United
Kingdom) (2) (35,902) (31,746)
Kingfisher plc (United Kingdom) (2)
(1,391) (4,582)
Lithia Motors, Inc., Class A
(145) (42,563)
Lowe's Cos., Inc.
(431) (100,522)
Murphy USA, Inc.
(160) (75,170)
Nitori Holdings Co. Ltd. (Japan) (2)
(700) (68,488)
RH
(417) (97,749)
Tractor Supply Co.
(1,505) (82,925)
Valvoline, Inc.
(1,777) (61,857)
(871,479)
Textiles, Apparel & Luxury Goods - ( 0 .8 ) %
Cie Financiere Richemont SA
(Registered) (Switzerland) (2) (157) (27,407)
Columbia Sportswear Co.
(653) (49,426)
Crocs, Inc.
(961) (102,058)
Deckers Outdoor Corp.
(50) (5,590)
Kering SA (France) (2)
(301) (62,620)
NIKE, Inc., Class B
(321) (20,377)
PVH Corp.
(768) (49,644)
Swatch Group AG (The)
(Switzerland) (2) (510) (87,948)
Under Armour, Inc., Class A
(2,090) (13,062)
(418,132)
Total Consumer Discretionary (5,288,262)
Consumer Staples - ( 7 .0 ) %
Beverages - ( 1 .0 ) %
Brown-Forman Corp., Class B
(4,629) (157,108)
Davide Campari-Milano NV (Italy)
(2) (16,129) (94,805)
Diageo plc (United Kingdom) (2)
(2,329) (60,863)
Heineken NV (Netherlands) (2)
(301) (24,544)
Pernod Ricard SA (France) (2)
(1,521) (150,264)
Remy Cointreau SA (France) (2)
(474) (22,152)
INVESTMENTS SHARES VALUE ($)
Beverages - (1.0)% (continued)
Treasury Wine Estates Ltd.
(Australia) (2) (6,218) (38,124)
(547,860)
Consumer Staples Distribution & Retail - ( 1 .6 ) %
Aeon Co. Ltd. (Japan) (2)
(6,400) (160,512)
Alimentation Couche-Tard, Inc.
(Canada) (726) (35,804)
Axfood AB (Sweden)
(881) (19,790)
Casey's General Stores, Inc.
(87) (37,762)
Coles Group Ltd. (Australia) (2)
(5,177) (63,370)
Dollar General Corp.
(624) (54,868)
Dollar Tree, Inc.
(205) (15,389)
Endeavour Group Ltd. (Australia) (2)
(21,666) (52,398)
Grocery Outlet Holding Corp.
(4,563) (63,791)
Jeronimo Martins SGPS SA
(Portugal) (
668
) (14,157)
Kesko OYJ, Class B (Finland) (2)
(1,771) (36,200)
Kobe Bussan Co. Ltd. (Japan) (2)
(700) (16,298)
MatsukiyoCocokara & Co. (Japan)
(2) (500) (7,822)
Sysco Corp.
(1,251) (93,875)
Target Corp.
(319) (33,291)
Walmart, Inc.
(861) (75,587)
Woolworths Group Ltd. (Australia)
(2) (4,454) (82,699)
(863,613)
Food Products - ( 3 .1 ) %
Ajinomoto Co., Inc. (Japan) (2)
(1,800) (35,636)
Archer-Daniels-Midland Co.
(2,212) (106,198)
Barry Callebaut AG (Registered)
(Switzerland) (2) (158) (209,257)
Bunge Global SA
(455) (34,771)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (11) (148,714)
Conagra Brands, Inc.
(3,027) (80,730)
Darling Ingredients, Inc.
(265) (8,279)
General Mills, Inc.
(442) (26,427)
Hershey Co. (The)
(1,564) (267,491)
Hormel Foods Corp.
(1,053) (32,580)
J M Smucker Co. (The)
(426) (50,443)
Kikkoman Corp. (Japan) (2)
(5,900) (56,916)
Kraft Heinz Co. (The)
(1,831) (55,717)
Lamb Weston Holdings, Inc.
(1,143) (60,922)
Lotus Bakeries NV (Belgium) (2)
(4) (35,560)
MEIJI Holdings Co. Ltd. (Japan)
(300) (6,501)
Mondelez International, Inc., Class A
(1,656) (112,360)
Nestle SA (Registered) (2)
(198) (20,009)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (6,300) (128,585)
Post Holdings, Inc.
(461) (53,642)
Salmar ASA (Norway) (2)
(654) (31,442)
The Campbell's Co.
(558) (22,275)
Wilmar International Ltd. (China) (2)
(5,200) (12,894)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Food Products - (3.1)% (continued)
Yakult Honsha Co. Ltd. (Japan) (2)
(3,100) (58,988)
(1,656,337)
Household Products - ( 0 .6 ) %
Clorox Co. (The)
(280) (41,230)
Kimberly-Clark Corp.
(133) (18,915)
Procter & Gamble Co. (The)
(924) (157,468)
Reynolds Consumer Products, Inc.
(2,339) (55,809)
Unicharm Corp. (Japan) (2)
(5,400) (43,010)
(316,432)
Personal Care Products - ( 0 .7 ) %
Coty, Inc., Class A
(5,781) (31,622)
elf Beauty, Inc.
(1,300) (81,627)
Kenvue, Inc.
(5,942) (142,489)
Kobayashi Pharmaceutical Co. Ltd.
(Japan) (2) (800) (30,307)
Kose Corp. (Japan) (2)
(600) (24,899)
Rohto Pharmaceutical Co. Ltd.
(Japan) (2) (2,200) (32,942)
Shiseido Co. Ltd. (Japan) (2)
(300) (5,689)
Unilever plc (United Kingdom) (2)
(124) (7,399)
(356,974)
Tobacco - ( 0 .0 ) % †
Japan Tobacco, Inc. (Japan) (2) (200) (5,497)
Total Consumer Staples (3,746,713)
Energy - ( 2 .8 ) %
Energy Equipment & Services - ( 0 .2 ) %
Baker Hughes Co., Class A
(162) (7,120)
Valaris Ltd.
(1,758) (69,019)
Weatherford International plc
(792) (42,412)
(118,551)
Oil, Gas & Consumable Fuels - ( 2 .6 ) %
Ampol Ltd. (Australia) (2)
(1,711) (25,170)
APA Corp.
(1,489) (31,299)
Cameco Corp. (Canada)
(1,764) (72,617)
Chevron Corp.
(504) (84,314)
Chord Energy Corp.
(552) (62,221)
Civitas Resources, Inc.
(1,064) (37,123)
DT Midstream, Inc.
(506) (48,819)
ENEOS Holdings, Inc. (Japan) (2)
(6,600) (34,808)
Equinor ASA (Norway) (2)
(1,910) (50,441)
Galp Energia SGPS SA (Portugal)
(2) (634) (11,108)
Idemitsu Kosan Co. Ltd. (Japan) (2)
(4,700) (33,244)
Imperial Oil Ltd. (Canada)
(842) (60,822)
Keyera Corp. (Canada)
(162) (5,035)
MEG Energy Corp. (Canada)
(460) (8,065)
Neste OYJ (Finland) (2)
(5,475) (50,640)
New Fortress Energy, Inc.
(630) (5,235)
New Hope Corp. Ltd. (Australia) (2)
(8,033) (18,693)
Occidental Petroleum Corp.
(1,111) (54,839)
ONEOK, Inc.
(2,898) (287,540)
Permian Resources Corp., Class A
(10,510) (145,563)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - (2.6)% (continued)
Santos Ltd. (Australia) (2)
(4,168) (17,466)
Shell plc (2)
(216) (7,862)
Texas Pacific Land Corp.
(43) (56,975)
Whitecap Resources, Inc. (Canada)
(2,998) (19,292)
Woodside Energy Group Ltd.
(Australia) (2) (10,293) (149,536)
(1,378,727)
Total Energy (1,497,278)
Financials - ( 12 .9 ) %
Banks - ( 3 .9 ) %
ANZ Group Holdings Ltd. (Australia)
(2) (2,617) (47,915)
Associated Banc-Corp.
(908) (20,457)
Bank of Montreal (Canada)
(935) (89,286)
Bank of Nova Scotia (The) (Canada)
(1,490) (70,646)
Bankinter SA (Spain) (2)
(1,423) (15,817)
Chiba Bank Ltd. (The) (Japan) (2)
(2,100) (19,878)
Commonwealth Bank of Australia
(Australia) (2) (538) (51,161)
DNB Bank ASA (Norway) (2)
(8,607) (226,473)
First Citizens BancShares, Inc.,
Class A (36) (66,748)
First Financial Bankshares, Inc.
(1,123) (40,338)
First Hawaiian, Inc.
(3,260) (79,674)
Glacier Bancorp, Inc.
(589) (26,046)
Home BancShares, Inc.
(1,514) (42,801)
International Bancshares Corp.
(304) (19,170)
Jyske Bank A/S (Registered)
(Denmark) (2) (280) (22,438)
KeyCorp
(1,657) (26,495)
Kyoto Financial Group, Inc. (Japan)
(2) (1,300) (19,962)
M&T Bank Corp.
(208) (37,180)
National Australia Bank Ltd.
(Australia) (2) (9,390) (201,967)
National Bank of Canada (Canada)
(484) (39,946)
Old National Bancorp
(8,377) (177,509)
Resona Holdings, Inc. (Japan) (2)
(600) (5,239)
Royal Bank of Canada (Canada)
(475) (53,506)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) (2) (16,805) (276,463)
SouthState Corp.
(842) (78,154)
Truist Financial Corp.
(2,961) (121,845)
United Bankshares, Inc.
(1,346) (46,666)
US Bancorp
(1,521) (64,217)
Western Alliance Bancorp
(690) (53,013)
Wintrust Financial Corp.
(335) (37,674)
(2,078,684)
Capital Markets - ( 2 .6 ) %
Aberdeen Group plc (United
Kingdom) (2) (5,281) (10,591)
Blue Owl Capital, Inc., Class A
(1,322) (26,493)
Daiwa Securities Group, Inc.
(Japan) (2) (14,700) (98,979)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - (2.6)% (continued)
EQT AB (Sweden) (2)
(1,537) (46,868)
FactSet Research Systems, Inc.
(158) (71,833)
Franklin Resources, Inc.
(3,564) (68,607)
Hamilton Lane, Inc., Class A
(699) (103,920)
Houlihan Lokey, Inc., Class A
(486) (78,489)
Intercontinental Exchange, Inc.
(264) (45,540)
Jefferies Financial Group, Inc.
(342) (18,321)
Julius Baer Group Ltd. (Switzerland)
(2) (587) (40,688)
KKR & Co., Inc.
(1,230) (142,200)
LPL Financial Holdings, Inc.
(113) (36,967)
Macquarie Group Ltd. (Australia) (2)
(270) (33,601)
MarketAxess Holdings, Inc.
(87) (18,822)
Morningstar, Inc.
(132) (39,583)
Northern Trust Corp.
(244) (24,071)
Partners Group Holding AG
(Switzerland) (2) (50) (71,160)
Schroders plc (United Kingdom) (2)
(4,687) (21,220)
SEI Investments Co.
(1,560) (121,103)
State Street Corp.
(869) (77,802)
T. Rowe Price Group, Inc.
(956) (87,828)
TPG, Inc.
(1,761) (83,524)
Tradeweb Markets, Inc., Class A
(35) (5,196)
(1,373,406)
Consumer Finance - ( 0 .3 ) %
American Express Co.
(241) (64,841)
Marui Group Co. Ltd. (Japan) (2)
(2,600) (47,276)
SoFi Technologies, Inc.
(2,251) (26,179)
(138,296)
Financial Services - ( 1 .8 ) %
Adyen NV (Netherlands) (2)(b)
(60) (91,968)
Apollo Global Management, Inc.
(553) (75,728)
Edenred SE (France) (2)
(2,699) (87,708)
Euronet Worldwide, Inc.
(98) (10,471)
EXOR NV (Netherlands) (2)
(49) (4,450)
Fidelity National Information
Services, Inc. (516) (38,535)
Fiserv, Inc.
(154) (34,008)
Jack Henry & Associates, Inc.
(760) (138,776)
Mitsubishi HC Capital, Inc. (Japan)
(2) (25,500) (172,798)
Rocket Cos., Inc., Class A
(2,372) (28,630)
Shift4 Payments, Inc., Class A
(1,026) (83,834)
Toast, Inc., Class A
(2,216) (73,505)
Tokyo Century Corp. (Japan) (2)
(1,100) (10,774)
Voya Financial, Inc.
(1,225) (83,006)
Washington H Soul Pattinson & Co.
Ltd. (Australia) (2) (1,301) (28,347)
WEX, Inc.
(103) (16,173)
Worldline SA (France) (2)(b)
(733) (4,503)
(983,214)
INVESTMENTS SHARES VALUE ($)
Insurance - ( 4 .3 ) %
Aflac, Inc.
(275) (30,577)
American Financial Group, Inc.
(252) (33,098)
Arch Capital Group Ltd.
(886) (85,215)
Arthur J Gallagher & Co.
(177) (61,107)
ASR Nederland NV (Netherlands)
(2) (666) (38,287)
Baloise Holding AG (Registered)
(Switzerland) (2) (43) (9,025)
Brown & Brown, Inc.
(387) (48,143)
Dai-ichi Life Holdings, Inc. (Japan)
(2) (800) (6,108)
Erie Indemnity Co., Class A
(333) (139,544)
Generali (Italy) (2)
(4,821) (169,357)
Hartford Insurance Group, Inc. (The)
(63) (7,795)
Japan Post Insurance Co. Ltd.
(Japan) (2) (1,900) (38,722)
Kinsale Capital Group, Inc.
(185) (90,041)
Loews Corp.
(1,711) (157,258)
Markel Group, Inc.
(41) (76,654)
Medibank Pvt Ltd. (Australia) (2)
(23,540) (65,791)
MetLife, Inc.
(873) (70,093)
NN Group NV (Netherlands) (2)
(439) (24,429)
Prudential Financial, Inc.
(2,979) (332,695)
RenaissanceRe Holdings Ltd.
(680) (163,200)
RLI Corp.
(1,275) (102,421)
Ryan Specialty Holdings, Inc., Class
A (743) (54,885)
Sampo OYJ, Class A (Finland) (2)
(15,797) (151,385)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (212) (193,410)
Tryg A/S (Denmark) (2)
(231) (5,495)
White Mountains Insurance Group
Ltd. (56) (107,845)
(2,262,580)
Total Financials (6,836,180)
Health Care - ( 7 .1 ) %
Biotechnology - ( 1 .3 ) %
Amgen, Inc.
(88) (27,416)
CSL Ltd. (2)
(1,214) (191,070)
Genmab A/S (Denmark) (2)
(44) (8,572)
Ionis Pharmaceuticals, Inc.
(4,764) (143,730)
Moderna, Inc.
(2,725) (77,254)
Roivant Sciences Ltd.
(12,053) (121,615)
United Therapeutics Corp.
(59) (18,188)
Vertex Pharmaceuticals, Inc.
(62) (30,059)
Viking Therapeutics, Inc.
(2,104) (50,812)
(668,716)
Health Care Equipment & Supplies - ( 2 .3 ) %
Alcon AG (2)
(75) (7,116)
Ambu A/S, Class B (Denmark) (2)
(1,129) (19,398)
Baxter International, Inc.
(2,859) (97,864)
BioMerieux (France) (2)
(191) (23,609)
Carl Zeiss Meditec AG (Germany)
(2) (272) (17,980)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - (2.3)% (continued)
Cochlear Ltd. (Australia) (2)
(104) (17,140)
Coloplast A/S, Class B (Denmark)
(2) (50) (5,244)
Cooper Cos., Inc. (The)
(143) (12,062)
Dexcom, Inc.
(713) (48,691)
DiaSorin SpA (Italy) (2)
(532) (52,834)
Enovis Corp.
(431) (16,468)
Envista Holdings Corp.
(1,288) (22,231)
EssilorLuxottica SA (France) (2)
(251) (72,330)
GE HealthCare Technologies, Inc.
(411) (33,172)
Hologic, Inc.
(1,575) (97,288)
Insulet Corp.
(58) (15,231)
Koninklijke Philips NV (Netherlands)
(2) (836) (21,283)
Lantheus Holdings, Inc.
(78) (7,613)
Masimo Corp.
(422) (70,305)
Neogen Corp.
(9,781) (84,801)
Olympus Corp. (Japan) (2)
(4,900) (64,145)
Smith & Nephew plc (United
Kingdom) (2) (3,064) (43,088)
Sonova Holding AG (Registered)
(Switzerland) (2) (294) (85,842)
Stryker Corp.
(254) (94,551)
Sysmex Corp. (Japan) (2)
(2,500) (47,725)
Terumo Corp. (Japan) (2)
(7,800) (146,765)
Zimmer Biomet Holdings, Inc.
(199) (22,523)
(1,247,299)
Health Care Providers & Services - ( 0 .8 ) %
Acadia Healthcare Co., Inc.
(301) (9,126)
Amplifon SpA (Italy) (2)
(1,379) (27,995)
DaVita, Inc.
(43) (6,578)
Ensign Group, Inc. (The)
(61) (7,893)
Galenica AG (Switzerland) (2)(b)
(472) (42,472)
HealthEquity, Inc.
(209) (18,469)
Henry Schein, Inc.
(307) (21,027)
Labcorp Holdings, Inc.
(25) (5,819)
Option Care Health, Inc.
(1,912) (66,824)
Premier, Inc., Class A
(2,788) (53,753)
Quest Diagnostics, Inc.
(247) (41,792)
Ramsay Health Care Ltd. (Australia)
(2) (2,675) (57,456)
UnitedHealth Group, Inc.
(145) (75,944)
(435,148)
Health Care Technology - ( 0 .1 ) %
M3, Inc. (Japan) (2) (4,700) (53,690)
Life Sciences Tools & Services - ( 1 .3 ) %
Avantor, Inc.
(3,530) (57,221)
Azenta, Inc.
(1,807) (62,595)
Bachem Holding AG, Class B
(Switzerland) (2) (856) (50,559)
Bio-Techne Corp.
(1,435) (84,134)
Charles River Laboratories
International, Inc. (565) (85,044)
Eurofins Scientific SE (Luxembourg)
(2) (807) (43,048)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - (1.3)% (continued)
Fortrea Holdings, Inc.
(1,146) (8,652)
Lonza Group AG (Registered)
(Switzerland) (2) (93) (57,453)
Revvity, Inc.
(408) (43,166)
Sartorius Stedim Biotech (France)
(2) (185) (36,652)
Tecan Group AG (Registered)
(Switzerland) (2) (127) (24,165)
Thermo Fisher Scientific, Inc.
(225) (111,960)
West Pharmaceutical Services, Inc.
(134) (30,000)
(694,649)
Pharmaceuticals - ( 1 .3 ) %
AstraZeneca plc (United Kingdom)
(2) (327) (48,018)
Eisai Co. Ltd. (Japan) (2)
(2,700) (75,161)
Elanco Animal Health, Inc.
(2,401) (25,211)
Haleon plc (2)
(16,819) (84,940)
Kyowa Kirin Co. Ltd. (Japan) (2)
(2,600) (37,951)
Merck KGaA (Germany) (2)
(158) (21,742)
Novo Nordisk A/S, Class B
(Denmark) (2) (1,053) (72,002)
Ono Pharmaceutical Co. Ltd.
(Japan) (2) (11,300) (121,573)
Organon & Co.
(1,572) (23,407)
Orion OYJ, Class B (Finland) (2)
(343) (20,373)
Perrigo Co. plc
(2,206) (61,856)
Pfizer, Inc.
(464) (11,758)
Recordati Industria Chimica e
Farmaceutica SpA (Italy) (2) (800) (45,334)
Viatris, Inc.
(1,481) (12,900)
(662,226)
Total Health Care (3,761,728)
Industrials - ( 16 .9 ) %
Aerospace & Defense - ( 1 .0 ) %
Axon Enterprise, Inc.
(100) (52,595)
Boeing Co. (The)
(132) (22,513)
Bombardier, Inc., Class B (Canada)
(126) (7,090)
BWX Technologies, Inc.
(628) (61,952)
CAE, Inc. (Canada)
(466) (11,457)
HEICO Corp.
(468) (125,045)
Huntington Ingalls Industries, Inc.
(89) (18,160)
L3Harris Technologies, Inc.
(505) (105,702)
MTU Aero Engines AG (Germany)
(2) (201) (69,842)
Textron, Inc.
(541) (39,087)
TransDigm Group, Inc.
(22) (30,432)
(543,875)
Air Freight & Logistics - ( 0 .6 ) %
CH Robinson Worldwide, Inc.
(263) (26,931)
Deutsche Post AG (Germany) (2)
(1,507) (64,700)
DSV A/S (Denmark) (2)
(749) (144,843)
FedEx Corp.
(300) (73,134)
GXO Logistics, Inc.
(433) (16,922)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Air Freight & Logistics - (0.6)% (continued)
InPost SA (Poland) (2)
(598) (8,776)
(335,306)
Building Products - ( 1 .3 ) %
A O Smith Corp.
(645) (42,157)
AAON, Inc.
(519) (40,549)
Advanced Drainage Systems, Inc.
(357) (38,788)
Armstrong World Industries, Inc.
(88) (12,397)
Builders FirstSource, Inc.
(131) (16,367)
Carlisle Cos., Inc.
(87) (29,624)
Carrier Global Corp.
(1,938) (122,869)
Daikin Industries Ltd. (Japan) (2)
(700) (75,963)
Fortune Brands Innovations, Inc.
(1,762) (107,271)
Nibe Industrier AB, Class B
(Sweden) (2) (3,736) (14,210)
ROCKWOOL A/S, Class B
(Denmark) (2) (34) (14,093)
Simpson Manufacturing Co., Inc.
(245) (38,485)
TOTO Ltd. (Japan) (2)
(400) (10,396)
Trex Co., Inc.
(1,287) (74,775)
UFP Industries, Inc.
(625) (66,900)
(704,844)
Commercial Services & Supplies - ( 0 .9 ) %
Brink's Co. (The)
(296) (25,503)
Clean Harbors, Inc.
(176) (34,690)
Cleanaway Waste Management Ltd.
(Australia) (2) (10,801) (17,718)
Copart, Inc.
(836) (47,309)
Element Fleet Management Corp.
(Canada) (911) (18,112)
MSA Safety, Inc.
(210) (30,805)
RB Global, Inc. (Canada)
(340) (34,124)
Rentokil Initial plc (United Kingdom)
(2) (5,930) (26,911)
Secom Co. Ltd. (Japan) (2)
(1,000) (34,059)
Securitas AB, Class B (Sweden) (2)
(895) (12,665)
Tetra Tech, Inc.
(2,393) (69,995)
TOPPAN Holdings, Inc. (Japan) (2)
(200) (5,468)
Waste Management, Inc.
(602) (139,369)
(496,728)
Construction & Engineering - ( 0 .6 ) %
Ferrovial SE (2)
(1,747) (78,139)
Fluor Corp.
(317) (11,355)
Quanta Services, Inc.
(439) (111,585)
Stantec, Inc. (Canada)
(91) (7,543)
Valmont Industries, Inc.
(46) (13,127)
WillScot Holdings Corp.
(2,057) (57,185)
WSP Global, Inc. (Canada)
(297) (50,401)
(329,335)
Electrical Equipment - ( 1 .3 ) %
AMETEK, Inc.
(228) (39,248)
Emerson Electric Co.
(1,708) (187,265)
Fuji Electric Co. Ltd. (Japan) (2)
(300) (12,825)
Generac Holdings, Inc.
(498) (63,072)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - (1.3)% (continued)
Hubbell, Inc., Class B
(115) (38,054)
Legrand SA (France) (2)
(58) (6,142)
NIDEC Corp. (Japan) (2)
(3,700) (62,094)
nVent Electric plc
(357) (18,714)
Plug Power, Inc.
(14,262) (19,254)
Prysmian SpA (Italy) (2)
(830) (45,689)
Regal Rexnord Corp.
(462) (52,599)
Rockwell Automation, Inc.
(260) (67,179)
Sensata Technologies Holding plc
(3,447) (83,659)
(695,794)
Ground Transportation - ( 1 .7 ) %
Canadian National Railway Co.
(Canada) (841) (81,841)
Canadian Pacific Kansas City Ltd.
(Canada) (343) (24,071)
Central Japan Railway Co. (Japan)
(2) (1,900) (36,241)
CSX Corp.
(355) (10,448)
East Japan Railway Co. (Japan) (2)
(3,800) (74,900)
Hankyu Hanshin Holdings, Inc.
(Japan) (2) (1,400) (37,670)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (12,000) (108,420)
Kintetsu Group Holdings Co. Ltd.
(Japan) (2) (1,400) (29,908)
Knight-Swift Transportation
Holdings, Inc., Class A (172) (7,480)
Landstar System, Inc.
(470) (70,594)
Norfolk Southern Corp.
(302) (71,529)
Odakyu Electric Railway Co. Ltd.
(Japan) (2) (5,900) (58,334)
Saia, Inc.
(64) (22,364)
Schneider National, Inc., Class B
(2,522) (57,628)
Seibu Holdings, Inc. (Japan) (2)
(700) (15,514)
TFI International, Inc. (Canada)
(159) (12,311)
U-Haul Holding Co.
(65) (4,248)
West Japan Railway Co. (Japan) (2)
(6,300) (122,897)
XPO, Inc.
(588) (63,257)
(909,655)
Industrial Conglomerates - ( 1 .2 ) %
Hitachi Ltd. (Japan) (2)
(4,100) (96,266)
Honeywell International, Inc.
(1,455) (308,096)
Keppel Ltd. (Singapore) (2)
(26,700) (136,195)
Lifco AB, Class B (Sweden) (2)
(2,263) (80,277)
(620,834)
Machinery - ( 4 .9 ) %
Aalberts NV (Netherlands) (2)
(573) (19,537)
AGCO Corp.
(478) (44,248)
Caterpillar, Inc.
(351) (115,760)
Chart Industries, Inc.
(267) (38,544)
Crane Co.
(195) (29,870)
Daimler Truck Holding AG
(Germany) (2) (3,344) (135,464)
Deere & Co.
(241) (113,113)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - (4.9)% (continued)
Epiroc AB, Class A (Sweden) (2)
(1,809) (36,423)
Esab Corp.
(331) (38,561)
Fluidra SA (Spain) (2)
(290) (6,828)
Fortive Corp.
(134) (9,806)
Gates Industrial Corp. plc
(2,609) (48,032)
Georg Fischer AG (Registered)
(Switzerland) (2) (1,353) (99,025)
Graco, Inc.
(434) (36,243)
Hoshizaki Corp. (Japan) (2)
(800) (30,967)
Husqvarna AB, Class B (Sweden)
(2) (3,299) (15,671)
IDEX Corp.
(260) (47,052)
Indutrade AB (Sweden) (2)
(287) (7,953)
Ingersoll Rand, Inc.
(1,911) (152,937)
Interpump Group SpA (Italy) (2)
(786) (28,073)
Knorr-Bremse AG (Germany) (2)
(196) (17,837)
Kubota Corp. (Japan) (2)
(6,400) (79,087)
Kurita Water Industries Ltd. (Japan)
(2) (400) (12,372)
Metso OYJ (Finland) (2)
(392) (4,064)
MINEBEA MITSUMI, Inc. (Japan) (2)
(8,500) (124,240)
Nordson Corp.
(555) (111,955)
RBC Bearings, Inc.
(214) (68,859)
SKF AB, Class B (Sweden) (2)
(9,178) (185,933)
SMC Corp. (Japan) (2)
(700) (250,491)
Spirax Group plc (United Kingdom)
(2) (505) (40,710)
Sumitomo Heavy Industries Ltd.
(Japan) (2) (400) (8,194)
Terex Corp.
(578) (21,837)
Timken Co. (The)
(497) (35,719)
TOMRA Systems ASA (Norway) (2)
(338) (4,826)
Toyota Industries Corp. (Japan) (2)
(2,100) (179,607)
Valmet OYJ (Finland) (2)
(239) (6,482)
VAT Group AG (Switzerland) (2)(b)
(95) (34,244)
Watts Water Technologies, Inc.,
Class A (389) (79,325)
Xylem, Inc.
(834) (99,630)
Yaskawa Electric Corp. (Japan) (2)
(8,100) (202,971)
(2,622,490)
Marine Transportation - ( 0 .1 ) %
Kuehne + Nagel International AG
(Registered) (Switzerland) (2) (116) (26,788)
Passenger Airlines - ( 0 .3 ) %
Air Canada (Canada)
(2,308) (22,726)
American Airlines Group, Inc.
(3,515) (37,083)
Southwest Airlines Co.
(1,339) (44,964)
United Airlines Holdings, Inc.
(833) (57,519)
(162,292)
Professional Services - ( 1 .6 ) %
Adecco Group AG (Registered)
(Switzerland) (2) (2,899) (87,175)
ALS Ltd. (Australia) (2)
(5,352) (51,953)
Amentum Holdings, Inc.
(801) (14,578)
INVESTMENTS SHARES VALUE ($)
Professional Services - (1.6)% (continued)
Booz Allen Hamilton Holding Corp.,
Class A (172) (17,988)
Bureau Veritas SA (France) (2)
(1,836) (55,704)
CACI International, Inc., Class A
(55) (20,181)
Clarivate plc
(11,756) (46,201)
Dayforce, Inc.
(654) (38,148)
Dun & Bradstreet Holdings, Inc.
(3,973) (35,519)
ExlService Holdings, Inc.
(478) (22,566)
Exponent, Inc.
(113) (9,160)
FTI Consulting, Inc.
(99) (16,244)
Insperity, Inc.
(280) (24,984)
Maximus, Inc.
(809) (55,166)
Paychex, Inc.
(706) (108,922)
Paycom Software, Inc.
(64) (13,983)
Randstad NV (Netherlands) (2)
(1,836) (76,316)
Recruit Holdings Co. Ltd. (Japan) (2)
(200) (10,362)
Teleperformance SE (France) (2)
(253) (25,439)
Thomson Reuters Corp. (Canada)
(464) (80,070)
TransUnion
(369) (30,623)
(841,282)
Trading Companies & Distributors - ( 1 .0 ) %
Ashtead Group plc (United
Kingdom) (2) (271) (14,652)
Beijer Ref AB, Class B (Sweden) (2)
(2,610) (36,716)
Brenntag SE (Germany) (2)
(1,722) (111,616)
Core & Main, Inc., Class A
(119) (5,749)
GATX Corp.
(288) (44,718)
IMCD NV (Netherlands) (2)
(491) (65,343)
Mitsubishi Corp. (Japan) (2)
(300) (5,296)
Mitsui & Co. Ltd. (Japan) (2)
(3,000) (56,560)
MSC Industrial Direct Co., Inc.,
Class A (483) (37,515)
Reece Ltd. (Australia) (2)
(650) (6,449)
Rexel SA (France) (2)
(240) (6,468)
RS GROUP plc (United Kingdom)
(2) (4,093) (29,800)
SGH Ltd. (Australia) (2)
(812) (25,489)
SiteOne Landscape Supply, Inc.
(50) (6,072)
Toromont Industries Ltd. (Canada)
(80) (6,261)
Toyota Tsusho Corp. (Japan) (2)
(1,100) (18,533)
Watsco, Inc.
(87) (44,222)
(521,459)
Transportation Infrastructure - ( 0 .4 ) %
Aeroports de Paris SA (France) (2)
(443) (45,099)
Atlas Arteria Ltd. (Australia) (2)
(2,960) (9,007)
Japan Airport Terminal Co. Ltd.
(Japan) (2) (2,200) (60,653)
Transurban Group (Australia) (2)
(8,901) (74,970)
(189,729)
Total Industrials (9,000,411)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Information Technology - ( 9 .3 ) %
Communications Equipment - ( 0 .2 ) %
Ciena Corp.
(182) (10,998)
Lumentum Holdings, Inc.
(1,278) (79,671)
(90,669)
Electronic Equipment, Instruments & Components - ( 1 .6 ) %
Arrow Electronics, Inc.
(121) (12,563)
Avnet, Inc.
(2,862) (137,634)
Belden, Inc.
(681) (68,270)
CDW Corp.
(101) (16,186)
Cognex Corp.
(1,210) (36,094)
Coherent Corp.
(361) (23,443)
Crane NXT Co.
(600) (30,840)
Flex Ltd.
(2,433) (80,484)
Hamamatsu Photonics KK (Japan)
(2) (11,300) (110,158)
Ibiden Co. Ltd. (Japan) (2)
(1,800) (48,555)
Kyocera Corp. (Japan) (2)
(1,300) (14,684)
Murata Manufacturing Co. Ltd.
(Japan) (2) (700) (10,797)
Novanta, Inc.
(523) (66,876)
Omron Corp. (Japan) (2)
(1,200) (33,884)
Shimadzu Corp. (Japan) (2)
(4,300) (107,408)
Spectris plc (United Kingdom) (2)
(326) (9,837)
TD SYNNEX Corp.
(260) (27,030)
TDK Corp. (Japan) (2)
(1,500) (15,719)
(850,462)
IT Services - ( 1 .5 ) %
Akamai Technologies, Inc.
(387) (31,153)
ASGN, Inc.
(1,099) (69,259)
Bechtle AG (Germany) (2)
(1,096) (40,935)
Capgemini SE (France) (2)
(689) (103,528)
CGI, Inc. (Canada)
(1,265) (126,285)
DXC Technology Co.
(1,295) (22,080)
Globant SA
(196) (23,073)
NEXTDC Ltd. (Australia) (2)
(9,247) (66,231)
Nomura Research Institute Ltd.
(Japan) (2) (1,500) (48,829)
NTT Data Group Corp. (Japan) (2)
(7,500) (135,863)
Obic Co. Ltd. (Japan) (2)
(1,700) (49,016)
Reply SpA (Italy) (2)
(195) (31,942)
SCSK Corp. (Japan) (2)
(1,000) (24,728)
TIS, Inc. (Japan) (2)
(400) (11,069)
(783,991)
Semiconductors & Semiconductor Equipment - ( 3 .1 ) %
Advanced Micro Devices, Inc.
(388) (39,863)
Advantest Corp. (Japan) (2)
(700) (31,204)
Allegro MicroSystems, Inc. (Japan)
(3,945) (99,138)
Amkor Technology, Inc.
(500) (9,030)
Analog Devices, Inc.
(254) (51,224)
Applied Materials, Inc.
(250) (36,280)
ASM International NV (Netherlands)
(2) (67) (30,531)
ASML Holding NV (Netherlands) (2)
(65) (43,015)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - (3.1)% (continued)
BE Semiconductor Industries NV
(Netherlands) (2) (65) (6,793)
Entegris, Inc.
(1,704) (149,066)
First Solar, Inc.
(148) (18,712)
GLOBALFOUNDRIES, Inc.
(909) (33,551)
Infineon Technologies AG
(Germany) (2) (486) (16,201)
Lasertec Corp. (Japan) (2)
(900) (77,355)
Lattice Semiconductor Corp.
(436) (22,868)
MACOM Technology Solutions
Holdings, Inc. (121) (12,146)
Microchip Technology, Inc.
(1,531) (74,116)
Micron Technology, Inc.
(1,430) (124,253)
MKS Instruments, Inc.
(671) (53,781)
ON Semiconductor Corp.
(2,137) (86,954)
Onto Innovation, Inc.
(249) (30,214)
Power Integrations, Inc.
(707) (35,703)
Qorvo, Inc.
(251) (18,175)
Renesas Electronics Corp. (Japan)
(2) (600) (8,048)
Rohm Co. Ltd. (Japan) (2)
(9,200) (88,887)
Silicon Laboratories, Inc.
(233) (26,229)
SOITEC (France) (2)
(777) (41,554)
STMicroelectronics NV (Singapore)
(2) (5,489) (120,360)
SUMCO Corp. (Japan) (2)
(24,100) (163,308)
Synaptics, Inc.
(177) (11,278)
Texas Instruments, Inc.
(378) (67,927)
Wolfspeed, Inc.
(2,999) (9,177)
(1,636,941)
Software - ( 2 .5 ) %
Bentley Systems, Inc., Class B
(1,770) (69,632)
BILL Holdings, Inc.
(1,584) (72,690)
Blackbaud, Inc.
(417) (25,875)
Cadence Design Systems, Inc.
(450) (114,448)
CCC Intelligent Solutions Holdings,
Inc. (7,080) (63,932)
Confluent, Inc., Class A
(866) (20,299)
Docusign, Inc., Class A
(355) (28,897)
Five9, Inc.
(388) (10,534)
Gen Digital, Inc.
(274) (7,272)
Microsoft Corp.
(315) (118,248)
MicroStrategy, Inc., Class A
(292) (84,175)
nCino, Inc.
(1,931) (53,045)
Nemetschek SE (Germany) (2)
(126) (14,689)
Open Text Corp. (Canada)
(579) (14,613)
Oracle Corp.
(960) (134,218)
PTC, Inc.
(573) (88,786)
Roper Technologies, Inc.
(30) (17,687)
Synopsys, Inc.
(327) (140,234)
Temenos AG (Registered)
(Switzerland) (2) (980) (76,089)
Tyler Technologies, Inc.
(284) (165,115)
Workday, Inc., Class A
(114) (26,622)
(1,347,100)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - ( 0 .4 ) %
Dell Technologies, Inc., Class C
(211) (19,233)
FUJIFILM Holdings Corp. (Japan)
(2) (2,700) (51,729)
HP, Inc.
(3,060) (84,731)
Ricoh Co. Ltd. (Japan) (2)
(1,800) (19,041)
Seagate Technology Holdings plc
(201) (17,075)
Super Micro Computer, Inc.
(180) (6,163)
Western Digital Corp.
(721) (29,150)
(227,122)
Total Information Technology (4,936,285)
Materials - ( 7 .5 ) %
Chemicals - ( 3 .7 ) %
Air Products and Chemicals, Inc.
(769) (226,793)
Akzo Nobel NV (Netherlands) (2)
(876) (53,949)
Albemarle Corp.
(798) (57,472)
Ashland, Inc.
(257) (15,237)
Avient Corp.
(455) (16,908)
BASF SE (Germany) (2)
(1,694) (84,918)
Celanese Corp., Class A
(1,233) (69,997)
Chemours Co. (The)
(1,637) (22,149)
Clariant AG (Registered)
(Switzerland) (2) (9,746) (105,621)
Corteva, Inc.
(398) (25,046)
Croda International plc (United
Kingdom) (2) (987) (37,498)
Dow, Inc.
(3,070) (107,204)
Eastman Chemical Co.
(978) (86,172)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (60) (40,880)
International Flavors & Fragrances,
Inc. (420) (32,596)
Kansai Paint Co. Ltd. (Japan) (2)
(3,100) (44,316)
Linde plc
(105) (48,892)
LyondellBasell Industries NV, Class
A (969) (68,218)
Mitsubishi Chemical Group Corp.
(Japan) (2) (3,900) (19,272)
Mitsui Chemicals, Inc. (Japan) (2)
(400) (8,984)
Nippon Sanso Holdings Corp.
(Japan) (2) (4,800) (145,606)
Nissan Chemical Corp. (Japan) (2)
(2,100) (62,524)
NOF Corp. (Japan) (2)
(4,900) (66,592)
Novonesis (Novozymes), Class B
(Denmark) (2) (1,451) (84,487)
Olin Corp.
(296) (7,175)
PPG Industries, Inc.
(976) (106,726)
RPM International, Inc.
(357) (41,298)
Sherwin-Williams Co. (The)
(299) (104,408)
Tosoh Corp. (Japan) (2)
(1,300) (17,889)
Umicore SA (Belgium) (2)
(3,516) (36,425)
Wacker Chemie AG (Germany) (2)
(364) (30,156)
Westlake Corp.
(1,044) (104,431)
Yara International ASA (Brazil) (2)
(149) (4,495)
(1,984,334)
INVESTMENTS SHARES VALUE ($)
Construction Materials - ( 0 .7 ) %
Eagle Materials, Inc.
(199) (44,164)
James Hardie Industries plc,
CHESS (2) (452) (10,787)
Knife River Corp.
(1,177) (106,177)
Martin Marietta Materials, Inc.
(423) (202,249)
(363,377)
Containers & Packaging - ( 1 .0 ) %
Amcor plc
(3,033) (29,420)
AptarGroup, Inc.
(191) (28,340)
Avery Dennison Corp.
(79) (14,060)
Ball Corp.
(560) (29,159)
Graphic Packaging Holding Co.
(3,382) (87,797)
International Paper Co.
(1,102) (58,792)
Sealed Air Corp.
(2,497) (72,163)
SIG Group AG (Switzerland) (2)
(6,890) (127,392)
Silgan Holdings, Inc.
(1,798) (91,914)
(539,037)
Metals & Mining - ( 1 .9 ) %
Alcoa Corp.
(681) (20,770)
Anglo American plc (South Africa)
(2) (2,445) (68,529)
Antofagasta plc (Chile) (2)
(3,878) (84,430)
BHP Group Ltd. (Australia) (2)
(358) (8,686)
Capstone Copper Corp. (Canada)
(8,062) (41,513)
Carpenter Technology Corp.
(263) (47,650)
Cleveland-Cliffs, Inc.
(2,470) (20,303)
Commercial Metals Co.
(1,382) (63,586)
Endeavour Mining plc (Ivory Coast)
(2) (814) (19,193)
First Quantum Minerals Ltd.
(Zambia) (3,774) (50,747)
Glencore plc (Australia) (2)
(9,581) (35,068)
IGO Ltd. (Australia) (2)
(4,224) (10,533)
Lundin Mining Corp. (Chile)
(9,205) (74,584)
Lynas Rare Earths Ltd. (Australia)
(2) (6,936) (30,369)
Mineral Resources Ltd. (Australia)
(2) (1,135) (17,137)
Nucor Corp.
(262) (31,529)
Pilbara Minerals Ltd. (Australia) (2)
(43,581) (46,403)
Reliance, Inc.
(325) (93,844)
Rio Tinto plc (Australia) (2)
(1,420) (85,215)
SSAB AB, Class B (Sweden) (2)
(14,593) (88,917)
Steel Dynamics, Inc.
(124) (15,510)
Sumitomo Metal Mining Co. Ltd.
(Japan) (2) (1,400) (30,602)
Teck Resources Ltd., Class B
(Canada) (914) (33,294)
(1,018,412)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Paper & Forest Products - ( 0 .2 ) %
Holmen AB, Class B (Sweden) (2)
(719) (28,473)
Mondi plc (Austria) (2)
(2,181) (32,535)
UPM-Kymmene OYJ (Finland) (2)
(1,541) (41,342)
(102,350)
Total Materials (4,007,510)
Real Estate - ( 4 .8 ) %
Diversified REITs - ( 0 .0 ) % †
WP Carey, Inc., REIT (91) (5,743)
Health Care REITs - ( 0 .1 ) %
Healthcare Realty Trust, Inc., REIT
(1,427) (24,116)
Welltower, Inc., REIT
(112) (17,160)
(41,276)
Hotel & Resort REITs - ( 0 .1 ) %
Host Hotels & Resorts, Inc., REIT (4,793) (68,109)
Industrial REITs - ( 0 .1 ) %
First Industrial Realty Trust, Inc.,
REIT (445) (24,012)
Rexford Industrial Realty, Inc., REIT
(1,073) (42,008)
(66,020)
Office REITs - ( 0 .4 ) %
BXP, Inc., REIT
(1,546) (103,876)
Highwoods Properties, Inc., REIT
(719) (21,311)
Kilroy Realty Corp., REIT
(198) (6,486)
Vornado Realty Trust, REIT
(1,799) (66,545)
(198,218)
Real Estate Management & Development - ( 0 .4 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (73,400) (148,452)
CoStar Group, Inc.
(448) (35,495)
Howard Hughes Holdings, Inc.
(76) (5,630)
Jones Lang LaSalle, Inc.
(150) (37,186)
Lendlease Corp. Ltd. (Australia) (2)
(1,404) (5,216)
(231,979)
Residential REITs - ( 1 .2 ) %
American Homes 4 Rent, Class A,
REIT (557) (21,060)
AvalonBay Communities, Inc., REIT
(744) (159,677)
Camden Property Trust, REIT
(640) (78,272)
Equity Residential, REIT
(2,319) (165,994)
Independence Realty Trust, Inc.,
REIT (2,992) (63,520)
Invitation Homes, Inc., REIT
(578) (20,143)
Mid-America Apartment
Communities, Inc., REIT (30) (5,028)
Sun Communities, Inc., REIT
(964) (124,009)
(637,703)
Retail REITs - ( 1 .0 ) %
Agree Realty Corp., REIT
(1,578) (121,806)
Federal Realty Investment Trust,
REIT (335) (32,770)
Kimco Realty Corp., REIT
(2,226) (47,280)
INVESTMENTS SHARES VALUE ($)
Retail REITs - (1.0)% (continued)
Kite Realty Group Trust, REIT
(1,387) (31,027)
Realty Income Corp., REIT
(4,624) (268,238)
Regency Centers Corp., REIT
(90) (6,639)
(507,760)
Specialized REITs - ( 1 .5 ) %
Crown Castle, Inc., REIT
(495) (51,594)
Digital Realty Trust, Inc., REIT
(397) (56,886)
Equinix, Inc., REIT
(81) (66,043)
Extra Space Storage, Inc., REIT
(482) (71,572)
Gaming and Leisure Properties, Inc.,
REIT (1,328) (67,595)
Iron Mountain, Inc., REIT
(514) (44,225)
National Storage Affiliates Trust,
REIT (2,500) (98,500)
Public Storage, REIT
(348) (104,153)
Rayonier, Inc., REIT
(1,386) (38,642)
VICI Properties, Inc., Class A, REIT
(6,038) (196,959)
(796,169)
Total Real Estate (2,552,977)
Utilities - ( 5 .4 ) %
Electric Utilities - ( 2 .8 ) %
Acciona SA (Spain) (2)
(136) (17,800)
Alliant Energy Corp.
(4,239) (272,780)
American Electric Power Co., Inc.
(87) (9,506)
BKW AG (Switzerland) (2)
(188) (32,882)
Constellation Energy Corp.
(253) (51,012)
EDP SA (Portugal)
(5,084) (17,108)
Elia Group SA/NV (Belgium) (2)
(608) (52,734)
Entergy Corp.
(905) (77,368)
FirstEnergy Corp.
(1,899) (76,758)
Hydro One Ltd. (Canada) (b)
(1,711) (57,535)
IDACORP, Inc.
(180) (20,920)
NextEra Energy, Inc.
(2,850) (202,037)
NRG Energy, Inc.
(607) (57,944)
Pinnacle West Capital Corp.
(341) (32,480)
PPL Corp.
(3,783) (136,604)
Redeia Corp. SA (Spain) (2)
(563) (11,300)
Southern Co. (The)
(2,392) (219,944)
SSE plc (United Kingdom) (2)
(1,280) (26,366)
Terna - Rete Elettrica Nazionale
(Italy) (2) (2,938) (26,552)
TXNM Energy, Inc.
(1,197) (64,016)
(1,463,646)
Gas Utilities - ( 0 .4 ) %
APA Group (Australia) (2)
(14,229) (70,487)
Brookfield Infrastructure Corp.,
Class A (Canada) (193) (6,970)
MDU Resources Group, Inc.
(772) (13,055)
Snam SpA (Italy)
(4,822) (25,001)
Southwest Gas Holdings, Inc.
(1,465) (105,187)
(220,700)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Independent Power and Renewable Electricity Producers - ( 0 .6 ) %
Brookfield Renewable Corp.
(Canada) (370) (10,328)
Clearway Energy, Inc., Class C
(319) (9,656)
ERG SpA (Italy) (2)
(312) (5,926)
Northland Power, Inc. (Canada)
(838) (11,454)
Ormat Technologies, Inc.
(1,006) (71,195)
Orsted A/S (Denmark) (2)(b)
(2,783) (121,537)
RWE AG (Germany)
(1,636) (58,413)
Vistra Corp.
(163) (19,143)
(307,652)
Multi-Utilities - ( 1 .1 ) %
Ameren Corp.
(819) (82,228)
Atco Ltd., Class I (Canada)
(208) (7,244)
Black Hills Corp.
(1,360) (82,484)
Canadian Utilities Ltd., Class A
(Canada) (724) (18,615)
CenterPoint Energy, Inc.
(2,294) (83,112)
Dominion Energy, Inc.
(723) (40,539)
Public Service Enterprise Group,
Inc. (1,381) (113,656)
Sempra
(2,579) (184,037)
(611,915)
Water Utilities - ( 0 .5 ) %
Essential Utilities, Inc.
(1,560) (61,667)
Severn Trent plc (United Kingdom)
(2) (3,138) (102,731)
United Utilities Group plc (United
Kingdom) (2) (6,545) (85,399)
(249,797)
Total Utilities (2,853,710)
TOTAL COMMON STOCKS
(Proceeds $(51,749,587)) (46,014,865)
PREFERRED STOCKS - (0.4)%
Consumer Discretionary - ( 0 .2 ) %
Automobiles - ( 0 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(b) (2,236) (111,985)
Consumer Staples - ( 0 .2 ) %
Household Products - ( 0 .2 ) %
Henkel AG & Co. KGaA (Preference)
(Germany) (2) (1,302) (103,596)
INVESTMENTS SHARES VALUE ($)
Health Care - ( 0 .0 ) % †
Life Sciences Tools & Services - ( 0 .0 ) % †
Sartorius AG (Preference)
(Germany) (2) (104) (24,245)
TOTAL PREFERRED STOCKS
(Proceeds $(289,896)) (239,826)
NO. OF
RIGHTS
RIGHTS - (0.0)% †
Health Care - 0 .0%
Health Care Equipment & Supplies - 0 .0%
DiaSorin SpA, expiring 4/30/2025
(Italy) (3) (532) –
Utilities - ( 0 .0 ) % †
Electric Utilities - ( 0 .0 ) % †
Elia Group SA/NV, expiring 4/3/2025
(Belgium) (608) (2,966)
TOTAL RIGHTS
(Proceeds $–) (2,966)
TOTAL SHORT POSITIONS
(Proceeds $(52,039,483)) (46,257,657)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 85.6%
(Cost $36,286,911) 45,528,165
OTHER ASSETS IN EXCESS OF
LIABILITIES - 14.4% ‡ 7,680,527
NET ASSETS - 100.0% 53,208,692
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 978,437 1 .8%
Consumer Discretionary (45,198) 0.0
Consumer Staples (927,137) ( 1 .7 )
Energy 1,035,928 2 .0
Financials 2,489,980 4 .6
Health Care 2,006,060 3 .8
Industrials (203,929) ( 0 .4 )
Information Technology 147,529 0 .3
Materials (1,060,214) ( 2 .0 )
Real Estate (964,360) ( 1 .8 )
Utilities 657,659 1 .2
Investment Companies 41,297,504 77 .6
U.S. Treasury Obligations 115,906 0 .2
Total Investments In Securities
At Value 45,528,165 85 .6
Other Assets in Excess of
Liabilities ‡ 7,680,527 14 .4
Net Assets
$ 53,208,692 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2025 amounted to $49,720,467, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling
$6,192 were also segregated. In addition, $454,686 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $313,847, which represents 0.59% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at March 31, 2025 amounted to $13,086,064.
(d) Represents 7-day effective yield as of March 31, 2025.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Credit default swap contracts outstanding - buy protection as of March 31, 2025:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
44.V1 5 .00 % Quarterly 6/20/2030 3 .77 % USD 47,000 $ (2,510) $ 8 $ (2,502)
Markit CDX North America
High Yield Index Series
44.V1 5 .00 Quarterly 6/20/2030 3 .77 USD 47,000 (2,509) 8 (2,501)
$ (5,019) $ 16 $ (5,003)
Credit default swap contracts outstanding - sell protection as of March 31, 2025 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 43.V1 5 .00 % Quarterly 6/20/2030 3 .28 % EUR 310,000 $ 26,974 $ (1,440) $ 25,534
iTraxx Europe Crossover
Index Series 43.V1 5 .00 Quarterly 6/20/2030 3 .28 EUR 310,000 26,974 (1,440) 25,534
iTraxx Europe Main Index
Series 43.V1 1 .00 Quarterly 6/20/2030 0 .64 EUR 301,000 6,271 (428) 5,843
iTraxx Europe Main Index
Series 43.V1 1 .00 Quarterly 6/20/2030 0 .64 EUR 301,000 6,271 (428) 5,843
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .61 USD 215,000 3,978 (50) 3,928
Markit CDX North America
Investment Grade Index
Series 44.V1 1 .00 Quarterly 6/20/2030 0 .61 USD 215,000 3,978 (50) 3,928
74,446 (3,836) 70,610
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 % Quarterly 6/20/2030 1 .85 % USD 239,000 $ (9,268) $ 234 $ (9,034)
Markit CDX North America
Emerging Markets Index
Series 43.V1 1 .00 Quarterly 6/20/2030 1 .85 USD 239,000 (9,268) 234 (9,034)
(18,536) 468 (18,068)
$ 55,910 $ (3,368) $ 52,542

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
Forward effective interest rate swap contracts outstanding as of March 31, 2025:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 5.00% Semi 9/20/2027 CLP 79,900,000 $ 128 $ 29 $ 157
Pay 1D CLICP Semi 5.00% Semi 9/20/2027 CLP 79,900,000 128 30 158
Pay 1D CLICP Semi 5.50% Semi 9/17/2030 CLP 25,000,000 429 18 447
Pay 1D CLICP Semi 5.50% Semi 9/17/2030 CLP 25,000,000 430 16 446
Pay 1D CORRA Semi 2.50% Semi 6/16/2027 CAD 10,000,000 5,655 21,885 27,540
Pay 1D CORRA Semi 2.50% Semi 6/16/2027 CAD 10,000,000 5,897 21,643 27,540
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 800,000 1,958 446 2,404
Pay 1D CORRA Semi 2.50% Semi 9/15/2027 CAD 800,000 1,988 417 2,405
Pay 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 100,000 318 (45) 273
Pay 1D CORRA Semi 2.50% Semi 9/18/2030 CAD 100,000 137 137 274
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 100,000 742 877 1,619
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 200,000 2,119 1,118 3,237
Pay 1D MIBOR Semi 6.00% Semi 9/17/2027 INR 110,000,000 3,999 1,226 5,225
Pay 1D MIBOR Semi 6.00% Semi 9/17/2027 INR 110,000,000 3,999 1,226 5,225
Pay 1D MIBOR Semi 6.00% Semi 9/17/2030 INR 25,000,000 1,265 6 1,271
Pay 1D MIBOR Semi 6.00% Semi 9/17/2030 INR 25,000,000 1,264 7 1,271
Pay 1D SARON Annual 0.50% Annual 6/19/2030 CHF 100,000 (80) 817 737
Pay 1D SARON Annual 0.50% Annual 6/19/2030 CHF 100,000 (144) 882 738
Pay 1D SARON Annual 0.50% Annual 9/18/2030 CHF 200,000 1,165 163 1,328
Pay 1D SARON Annual 0.50% Annual 9/18/2030 CHF 300,000 1,776 107 1,883
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 100,000 (1,205) 2,909 1,704
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 100,000 (1,205) 2,960 1,755
Pay 1D SOFR Annual 4.00% Annual 6/20/2035 USD 300,000 3,135 2,906 6,041
Pay 1D SOFR Annual 4.00% Annual 6/20/2035 USD 300,000 3,135 2,906 6,041
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 200,000 2,096 1,965 4,061
Pay 1D SOFR Annual 4.00% Annual 9/19/2035 USD 200,000 2,096 1,965 4,061
Pay 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 1,100,000 (1,145) 1,654 509
Pay 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 1,100,000 (1,145) 1,654 509
Pay 1D SONIA Annual 4.00% Annual 9/15/2027 GBP 3,000,000 1,826 3,118 4,944
Pay 1D SONIA Annual 4.00% Annual 9/15/2027 GBP 2,900,000 1,227 3,479 4,706
Pay 1D SONIA Annual 4.00% Annual 9/18/2030 GBP 100,000 79 87 166
Pay 1D SORA Semi 2.50% Semi 6/16/2027 SGD 300,000 176 1,232 1,408
Pay 1D SORA Semi 2.50% Semi 6/16/2027 SGD 300,000 79 1,328 1,407
Pay 1D SORA Semi 2.50% Semi 9/15/2027 SGD 500,000 2,293 157 2,450
Pay 1D SORA Semi 2.50% Semi 9/15/2027 SGD 500,000 2,149 301 2,450
Pay 1D SORA Semi 2.50% Semi 6/19/2030 SGD 100,000 (292) 1,092 800
Pay 1D SORA Semi 2.50% Semi 6/19/2030 SGD 200,000 (6) 1,606 1,600
Pay 1D SORA Semi 2.50% Semi 9/18/2030 SGD 100,000 529 238 767
Pay 1D SORA Semi 2.50% Semi 9/18/2030 SGD 200,000 1,251 282 1,533
Pay 1D THOR Qtrly 1.50% Qtrly 6/21/2027 THB 37,800,000 (2,961) 4,701 1,740
Pay 1D THOR Qtrly 1.50% Qtrly 6/21/2027 THB 37,800,000 (2,960) 4,700 1,740
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 10,000,000 135 507 642
Pay 1D THOR Qtrly 1.50% Qtrly 9/17/2027 THB 10,000,000 134 507 641
Pay 1D THOR Qtrly 2.00% Qtrly 9/17/2030 THB 21,500,000 8,644 5,215 13,859
Pay 1D THOR Qtrly 2.00% Qtrly 9/17/2030 THB 21,500,000 8,644 5,214 13,858
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/16/2027 MXN 9,600,000 164 1,796 1,960
Pay 1D TIIEOIS Monthly 8.00% Monthly 6/16/2027 MXN 9,600,000 164 1,796 1,960
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/15/2027 MXN 4,300,000 619 399 1,018
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/15/2027 MXN 4,300,000 619 399 1,018
Pay 1D TIIEOIS Monthly 8.50% Monthly 6/12/2030 MXN 500,000 249 225 474
Pay 1D TIIEOIS Monthly 8.50% Monthly 6/12/2030 MXN 500,000 249 225 474
Pay 1D TIIEOIS Monthly 8.50% Monthly 9/11/2030 MXN 1,500,000 1,024 340 1,364
Pay 1D TIIEOIS Monthly 8.50% Monthly 9/11/2030 MXN 1,500,000 1,024 340 1,364
Pay 1D TONAR Annual 2.00% Annual 6/21/2045 JPY 28,300,000 5,099 340 5,439

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 2.00% Annual 6/21/2045 JPY 28,300,000 $ 5,099 $ 340 $ 5,439
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 67,200,000 17,037 (6,067) 10,970
Pay 1D TONAR Annual 2.00% Annual 9/20/2045 JPY 67,200,000 17,037 (6,067) 10,970
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 9,500,000 4,334 9,814 14,148
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 9,600,000 4,739 9,569 14,308
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 5,400,000 1,981 4,584 6,565
Pay 3M BBR Qtrly 3.50% Semi 9/15/2027 NZD 5,400,000 1,855 4,711 6,566
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 200,000 1,248 362 1,610
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 100,000 624 181 805
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/15/2027 HKD 1,300,000 419 419 838
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/15/2027 HKD 1,400,000 434 469 903
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/18/2030 HKD 900,000 640 821 1,461
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/18/2030 HKD 900,000 586 876 1,462
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/17/2027 ZAR 2,100,000 (50) 329 279
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/17/2027 ZAR 2,100,000 (50) 329 279
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/15/2027 ZAR 1,000,000 157 (45) 112
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/15/2027 ZAR 1,000,000 157 (45) 112
Pay 3M JIBAR Qtrly 8.00% Qtrly 6/19/2030 ZAR 1,000,000 (80) 512 432
Pay 3M JIBAR Qtrly 8.00% Qtrly 6/19/2030 ZAR 1,000,000 (80) 512 432
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/18/2030 ZAR 500,000 21 104 125
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/18/2030 ZAR 500,000 21 104 125
Pay 3M STIBOR Qtrly 2.50% Annual 6/16/2027 SEK 16,700,000 188 612 800
Pay 3M STIBOR Qtrly 2.50% Annual 6/16/2027 SEK 16,700,000 188 612 800
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 300,000 (455) 3,134 2,679
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 300,000 (64) 2,744 2,680
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 400,000 2,806 353 3,159
Pay 6M BBR Semi 4.50% Semi 9/13/2035 AUD 300,000 2,006 363 2,369
Pay 6M EURIBOR Semi 2.50% Annual 6/19/2030 EUR 800,000 3,074 507 3,581
Pay 6M EURIBOR Semi 2.50% Annual 6/19/2030 EUR 800,000 3,074 507 3,581
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 2,100,000 (6,952) 13,742 6,790
Pay 6M EURIBOR Semi 2.50% Annual 9/18/2030 EUR 2,100,000 (7,634) 14,424 6,790
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 3,400,000 257 (1) 256
Pay 6M PRIBOR Semi 3.50% Annual 9/15/2027 CZK 3,400,000 256 – 256
Receive 1D IBR Qtrly 8.00% Qtrly 6/21/2027 COP 70,000,000 (79) 175 96
Receive 1D IBR Qtrly 8.00% Qtrly 6/21/2027 COP 70,000,000 (79) 175 96
Receive 1D IBR Qtrly 8.00% Qtrly 9/17/2027 COP 81,800,000 124 (23) 101
Receive 1D IBR Qtrly 8.00% Qtrly 9/17/2027 COP 81,800,000 124 (23) 101
Receive 1D IBR Qtrly 8.50% Qtrly 9/17/2030 COP 30,000,000 (18) 65 47
Receive 1D IBR Qtrly 8.50% Qtrly 9/17/2030 COP 30,000,000 (18) 65 47
Receive 1D SARON Annual 0.50% Annual 6/20/2035 CHF 200,000 8,007 (4,311) 3,696
Receive 1D SARON Annual 0.50% Annual 6/20/2035 CHF 100,000 3,548 (1,700) 1,848
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 100,000 3,647 (1,517) 2,130
Receive 1D SARON Annual 0.50% Annual 9/19/2035 CHF 200,000 2,505 1,475 3,980
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 300,000 209 4,870 5,079
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 300,000 (661) 5,741 5,080
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 500,000 125 (28) 97
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 500,000 125 (28) 97
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2027 CNY 4,500,000 576 20 596
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/17/2027 CNY 4,500,000 576 20 596
Receive 3M BBR Qtrly 4.00% Semi 9/12/2035 NZD 100,000 1,153 (368) 785
Receive 3M BBR Qtrly 4.00% Semi 9/12/2035 NZD 100,000 1,022 (237) 785
Receive 3M STIBOR Qtrly 2.50% Annual 6/19/2030 SEK 6,900,000 (1,098) 6,338 5,240
Receive 3M STIBOR Qtrly 2.50% Annual 6/19/2030 SEK 6,900,000 (1,098) 6,338 5,240

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 500,000 $ 547 $ (102) $ 445
Receive 3M STIBOR Qtrly 2.50% Annual 9/18/2030 SEK 500,000 547 (102) 445
Receive 3M TELBOR Qtrly 4.00% Annual 9/18/2030 ILS 100,000 (63) 188 125
Receive 3M TELBOR Qtrly 4.00% Annual 9/18/2030 ILS 100,000 (78) 203 125
Receive 6M BBR Semi 4.50% Semi 6/08/2045 AUD 100,000 1,757 (1,222) 535
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 100,000 961 (379) 582
Receive 6M BBR Semi 4.50% Semi 9/07/2045 AUD 100,000 961 (379) 582
Receive 6M BUBOR Semi 6.50% Annual 9/15/2027 HUF 5,300,000 (2) 19 17
Receive 6M BUBOR Semi 6.50% Annual 9/15/2027 HUF 5,300,000 (2) 19 17
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 700,000 14,184 (1,904) 12,280
Receive 6M EURIBOR Semi 2.50% Annual 9/19/2035 EUR 800,000 16,051 (2,017) 14,034
Receive 6M EURIBOR Semi 2.50% Annual 6/16/2055 EUR 300,000 9,750 (1,336) 8,414
Receive 6M EURIBOR Semi 2.50% Annual 6/16/2055 EUR 400,000 13,000 (1,781) 11,219
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 100,000 3,344 (531) 2,813
Receive 6M EURIBOR Semi 2.50% Annual 9/15/2055 EUR 100,000 3,344 (531) 2,813
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 14,400,000 2,214 5,781 7,995
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 14,400,000 2,214 5,781 7,995
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 31,200,000 11,408 54 11,462
Receive 6M NIBOR Semi 4.00% Annual 9/15/2027 NOK 31,200,000 11,408 54 11,462
Receive 6M NIBOR Semi 4.00% Annual 6/20/2035 NOK 1,500,000 704 410 1,114
Receive 6M NIBOR Semi 4.00% Annual 6/20/2035 NOK 1,500,000 704 410 1,114
Receive 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 1,500,000 307 538 845
Receive 6M NIBOR Semi 4.00% Annual 9/19/2035 NOK 1,500,000 307 538 845
234,223 189,115 423,338
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 2,600,000 (4,960) (2,401) (7,361)
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 2,600,000 (5,117) (2,154) (7,271)
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 1,200,000 (5,287) 1,170 (4,117)
Pay 1D SARON Annual 0.00% Annual 9/15/2027 CHF 1,300,000 (5,784) 1,416 (4,368)
Pay 1D SOFR Annual 3.50% Annual 9/15/2027 USD 8,300,000 (24,441) 17,281 (7,160)
Pay 1D SOFR Annual 3.50% Annual 9/15/2027 USD 8,300,000 (24,468) 17,307 (7,161)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 200,000 (4,498) 979 (3,519)
Pay 1D SONIA Annual 4.00% Annual 9/19/2035 GBP 200,000 (3,771) 252 (3,519)
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 595,000,000 (9,006) (5,091) (14,097)
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 595,000,000 (9,006) (5,091) (14,097)
Pay 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 511,200,000 (14,563) (3,114) (17,677)
Pay 1D TONAR Annual 1.00% Annual 9/18/2030 JPY 511,200,000 (14,563) (3,114) (17,677)
Pay 3M BBR Qtrly 3.50% Qtrly 6/10/2027 AUD 400,000 (601) 267 (334)
Pay 3M BBR Qtrly 3.50% Qtrly 6/10/2027 AUD 400,000 (615) 281 (334)
Pay 3M BBR Qtrly 3.50% Qtrly 9/09/2027 AUD 8,300,000 (7,938) 4,399 (3,539)
Pay 3M BBR Qtrly 3.50% Qtrly 9/09/2027 AUD 8,200,000 (7,947) 4,323 (3,624)
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 300,000 (1,602) (232) (1,834)
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 300,000 (2,256) 422 (1,834)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/17/2027 KRW 450,000,000 28 (76) (48)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/17/2027 KRW 450,000,000 28 (76) (48)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 250,000,000 (559) 208 (351)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 9/18/2030 KRW 250,000,000 (559) 208 (351)
Pay 3M STIBOR Qtrly 2.50% Annual 9/15/2027 SEK 6,500,000 2,750 (2,788) (38)
Pay 3M STIBOR Qtrly 2.50% Annual 9/15/2027 SEK 6,500,000 2,750 (2,788) (38)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 200,000 (800) 113 (687)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 100,000 (400) 57 (343)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 1,800,000 (6,560) 898 (5,662)
Pay 6M EURIBOR Semi 2.00% Annual 9/15/2027 EUR 1,700,000 (6,522) 1,060 (5,462)
Pay 6M EURIBOR Semi 2.50% Annual 6/20/2035 EUR 200,000 (4,307) 1,159 (3,148)
Pay 6M EURIBOR Semi 2.50% Annual 6/20/2035 EUR 100,000 (1,969) 394 (1,575)
Pay 6M NIBOR Semi 4.00% Annual 6/19/2030 NOK 3,500,000 (1,997) 261 (1,736)
Pay 6M NIBOR Semi 4.00% Annual 6/19/2030 NOK 3,500,000 (1,997) 261 (1,736)
Pay 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 1,500,000 (297) (188) (485)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M NIBOR Semi 4.00% Annual 9/18/2030 NOK 1,500,000 $ (297) $ (188) $ (485)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 1,500,000 (284) 71 (213)
Pay 6M PRIBOR Semi 3.50% Annual 9/18/2030 CZK 1,500,000 (284) 71 (213)
Pay 6M WIBOR Semi 4.50% Annual 9/15/2027 PLN 400,000 (409) 406 (3)
Pay 6M WIBOR Semi 4.50% Annual 9/15/2027 PLN 500,000 (417) 413 (4)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 300,000 (1,068) 799 (269)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 300,000 (1,075) 805 (270)
Pay 6M WIBOR Semi 4.50% Annual 9/18/2030 PLN 200,000 (563) 516 (47)
Pay 6M WIBOR Semi 4.50% Annual 9/18/2030 PLN 200,000 (663) 616 (47)
Receive 1D CORRA Semi 2.50% Semi 6/19/2030 CAD 1,800,000 (340) (5,293) (5,633)
Receive 1D CORRA Semi 2.50% Semi 6/19/2030 CAD 1,900,000 (359) (5,587) (5,946)
Receive 1D SOFR Annual 4.00% Annual 9/18/2030 USD 500,000 (5,631) (3,269) (8,900)
Receive 1D SOFR Annual 4.00% Annual 9/18/2030 USD 400,000 (4,505) (2,615) (7,120)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 200,000 (545) (6,995) (7,540)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 200,000 (692) (6,848) (7,540)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 300,000 (12,607) 938 (11,669)
Receive 1D SOFR Annual 4.00% Annual 9/15/2055 USD 300,000 (12,878) 1,209 (11,669)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 300,000 (960) (3,876) (4,836)
Receive 1D SONIA Annual 4.50% Annual 9/15/2055 GBP 300,000 (960) (3,876) (4,836)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 1,308,500,000 (40,444) 24,884 (15,560)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 1,308,500,000 (40,444) 24,884 (15,560)
Receive 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 3,790,700,000 (17,062) 972 (16,090)
Receive 1D TONAR Annual 1.00% Annual 9/15/2027 JPY 3,790,800,000 (17,062) 972 (16,090)
Receive 1D TONAR Annual 1.50% Annual 6/20/2035 JPY 168,700,000 (12,910) (3,902) (16,812)
Receive 1D TONAR Annual 1.50% Annual 6/20/2035 JPY 168,700,000 (12,908) (3,904) (16,812)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 167,400,000 (15,385) 2,213 (13,172)
Receive 1D TONAR Annual 1.50% Annual 9/19/2035 JPY 167,400,000 (15,385) 2,213 (13,172)
Receive 3M STIBOR Qtrly 3.00% Annual 6/20/2035 SEK 900,000 (69) (527) (596)
Receive 3M STIBOR Qtrly 3.00% Annual 6/20/2035 SEK 900,000 (69) (527) (596)
Receive 3M STIBOR Qtrly 3.00% Annual 9/19/2035 SEK 1,500,000 (4) (683) (687)
Receive 3M STIBOR Qtrly 3.00% Annual 9/19/2035 SEK 1,500,000 (4) (683) (687)
Receive 3M TELBOR Qtrly 4.00% Annual 9/15/2027 ILS 500,000 (443) 428 (15)
Receive 3M TELBOR Qtrly 4.00% Annual 9/15/2027 ILS 400,000 (374) 362 (12)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2027 TWD 11,300,000 (1,240) (694) (1,934)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2027 TWD 11,300,000 (1,240) (694) (1,934)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2030 TWD 4,000,000 (194) (972) (1,166)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/17/2030 TWD 4,000,000 (194) (972) (1,166)
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 200,000 218 (442) (224)
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 200,000 354 (578) (224)
Receive 6M BBR Semi 4.00% Semi 9/12/2030 AUD 400,000 117 (465) (348)
Receive 6M BBR Semi 4.00% Semi 9/12/2030 AUD 500,000 146 (581) (435)
(385,967) 34,204 (351,763)
$ (151,744) $ 223,319 $ 71,575
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2025 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.77%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.92%

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.97%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 9.05%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 7.20%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.41%
1 Day Singapore Overnight Rate Average (“SORA”): 2.14%
1 Day Sterling Overnight Index Average (“SONIA”): 4.46%
1 Day Swiss Average Rate Overnight (“SARON”): 0.21%
1 Day Thailand Overnight Repo Rate (“THOR”): 1.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.47%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.25%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.13%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 3.88%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.56%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.84%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.36%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
3 Month Tel Aviv Interbank Offer Rate (“TELBOR”): 4.49%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.30%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.53%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.34%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.67%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.61%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.66%
Total return swap contracts outstanding as of March 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 04/17/2025 EUR (179,954) $ 4,800
Total unrealized appreciation 4,800
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 04/29/2025 HKD 10,222,800 (26,160)
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 04/16/2025 BRL (2,226,711) (18,827)
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 06/12/2025 KRW 1,919,350,000 (19,040)
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 06/20/2025 CHF 1,996,480 (64,172)
Total unrealized depreciation (128,199)
Net unrealized depreciation $ (123,399)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 6 4/2025 USD $ 448,620 $ 14,941
EURO STOXX 50 Volatility Index 7 4/2025 EUR 15,895 819
Hang Seng Index 7 4/2025 HKD 1,041,798 (18,768)
IBEX 35 Index 6 4/2025 EUR 851,206 (6,284)
IFSC NIFTY 50 Index 4 4/2025 USD 186,948 (2,151)
LME Aluminum Base Metal 1 4/2025 USD 63,029 (1,199)
LME Aluminum Base Metal 4 4/2025 USD 251,783 1,043
LME Aluminum Base Metal 5 4/2025 USD 315,238 (13,276)
LME Aluminum Base Metal 7 4/2025 USD 441,070 (16,027)
LME Copper Base Metal 1 4/2025 USD 241,511 21,508
LME Copper Base Metal 2 4/2025 USD 483,849 28,468
LME Copper Base Metal 7 4/2025 USD 1,693,340 100,715
LME Lead Base Metal 1 4/2025 USD 49,734 1,556
LME Nickel Base Metal 1 4/2025 USD 94,394 (780)
LME Nickel Base Metal 1 4/2025 USD 94,619 2,066
LME Nickel Base Metal 1 4/2025 USD 94,284 1,581
LME Nickel Base Metal 1 4/2025 USD 94,378 (560)
LME Nickel Base Metal 1 4/2025 USD 94,300 1,891
LME Nickel Base Metal 1 4/2025 USD 94,425 (1,491)
LME Nickel Base Metal 1 4/2025 USD 94,268 2,763
LME Nickel Base Metal 2 4/2025 USD 189,270 5,444
LME Nickel Base Metal 2 4/2025 USD 189,205 739
LME Nickel Base Metal 2 4/2025 USD 188,412 8,802
LME Zinc Base Metal 1 4/2025 USD 70,961 (256)
LME Zinc Base Metal 1 4/2025 USD 71,074 2,146
LME Zinc Base Metal 1 4/2025 USD 71,039 (2,004)
LME Zinc Base Metal 1 4/2025 USD 71,039 (870)
LME Zinc Base Metal 1 4/2025 USD 70,971 (136)
LME Zinc Base Metal 3 4/2025 USD 212,740 (4,318)
LME Zinc Base Metal 8 4/2025 USD 568,474 3,583
MSCI Singapore Index 22 4/2025 SGD 638,197 (9,754)
Natural Gas 7 4/2025 USD 288,330 (4,254)
NY Harbor ULSD 3 4/2025 USD 287,204 4,004
RBOB Gasoline 1 4/2025 USD 96,209 4,706
SGX FTSE China A50 Index 114 4/2025 USD 1,520,076 (14,617)
SGX FTSE Taiwan Index 3 4/2025 USD 208,530 (7,384)
Sugar No. 11 13 4/2025 USD 274,602 (3,425)
WTI Crude Oil 13 4/2025 USD 929,240 34,459
CBOE Volatility Index 3 5/2025 USD 61,462 4,073
Cocoa 2 5/2025 USD 158,040 (49,616)
Cocoa 6 5/2025 GBP 480,376 (167,326)
Coffee 'C' 8 5/2025 USD 1,139,250 (59,460)
Copper 28 5/2025 USD 3,523,800 232,524
Corn 3 5/2025 USD 68,588 (6,639)
EURO STOXX 50 Volatility Index 2 5/2025 EUR 4,531 209
Feeder Cattle 1 5/2025 USD 142,250 884
LME Aluminum Base Metal 2 5/2025 USD 126,171 (6,534)
LME Aluminum Base Metal 2 5/2025 USD 126,471 (8,944)
LME Aluminum Base Metal 2 5/2025 USD 126,185 (6,333)
LME Aluminum Base Metal 2 5/2025 USD 126,213 (4,405)
LME Aluminum Base Metal 3 5/2025 USD 189,707 (11,916)
LME Copper Base Metal 1 5/2025 USD 242,337 5,415
LME Copper Base Metal 1 5/2025 USD 242,362 4,816
LME Copper Base Metal 2 5/2025 USD 484,824 10,745

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 2 5/2025 USD $ 484,824 $ 8,424
LME Copper Base Metal 3 5/2025 USD 727,010 25,699
LME Lead Base Metal 1 5/2025 USD 49,920 255
LME Lead Base Metal 1 5/2025 USD 50,101 286
LME Lead Base Metal 1 5/2025 USD 49,929 (224)
LME Nickel Base Metal 1 5/2025 USD 94,748 29
LME Nickel Base Metal 1 5/2025 USD 94,667 4,065
LME Nickel Base Metal 1 5/2025 USD 94,732 3,979
LME Nickel Base Metal 1 5/2025 USD 95,004 3,051
LME Nickel Base Metal 1 5/2025 USD 94,904 2,502
LME Nickel Base Metal 2 5/2025 USD 189,899 2,994
LME Nickel Base Metal 2 5/2025 USD 189,844 4,031
LME Zinc Base Metal 1 5/2025 USD 71,220 1,019
LME Zinc Base Metal 1 5/2025 USD 71,254 757
LME Zinc Base Metal 1 5/2025 USD 71,118 2,417
LME Zinc Base Metal 3 5/2025 USD 213,529 3,205
LME Zinc Base Metal 3 5/2025 USD 213,660 (3,698)
LME Zinc Base Metal 3 5/2025 USD 213,660 (3,848)
Low Sulphur Gasoil 8 5/2025 USD 545,600 8,643
SGX Iron Ore 13 5/2025 USD 131,287 328
Wheat 14 5/2025 USD 375,900 (14,144)
90-Day New Zealand Bill 1 6/2025 NZD 563,057 (51)
Australia 10 Year Bond 18 6/2025 AUD 1,266,632 2,097
Australia 3 Year Bond 8 6/2025 AUD 532,244 840
Canada 10 Year Bond 6 6/2025 CAD 518,676 4,410
CBOE Volatility Index 3 6/2025 USD 61,170 1,718
Crude Oil 2 6/2025 USD 148,374 3,180
Crude Palm Oil 4 6/2025 MYR 99,583 468
DAX Index 1 6/2025 EUR 604,879 (31,000)
Euro STOXX 50 Index 8 6/2025 EUR 448,869 (16,066)
EURO STOXX 50 Volatility Index 1 6/2025 EUR 2,238 (40)
Euro-OAT 4 6/2025 EUR 530,918 852
FTSE/MIB Index 5 6/2025 EUR 1,009,231 (35,942)
KOSPI 200 Index 10 6/2025 KRW 566,723 (29,010)
Live Cattle 11 6/2025 USD 896,060 26,724
LME Aluminum Base Metal 1 6/2025 USD 63,275 (1,978)
LME Aluminum Base Metal 1 6/2025 USD 63,287 (1,990)
LME Aluminum Base Metal 1 6/2025 USD 63,261 (4,252)
LME Aluminum Base Metal 2 6/2025 USD 126,650 (625)
LME Aluminum Base Metal 2 6/2025 USD 126,535 (5,071)
LME Aluminum Base Metal 4 6/2025 USD 252,950 (12,786)
LME Aluminum Base Metal 5 6/2025 USD 316,381 (23,632)
LME Aluminum Base Metal 6 6/2025 USD 379,596 (21,370)
LME Aluminum Base Metal 18 6/2025 USD 1,138,640 (55,308)
LME Copper Base Metal 1 6/2025 USD 242,750 (267)
LME Copper Base Metal 1 6/2025 USD 242,664 (2,889)
LME Copper Base Metal 1 6/2025 USD 242,508 (6,327)
LME Copper Base Metal 1 6/2025 USD 242,683 (5,852)
LME Copper Base Metal 2 6/2025 USD 485,036 2,839
LME Copper Base Metal 4 6/2025 USD 970,255 (3,856)
LME Copper Base Metal 18 6/2025 USD 4,368,285 56,979
LME Lead Base Metal 1 6/2025 USD 50,198 (690)
LME Lead Base Metal 1 6/2025 USD 50,248 (698)
LME Nickel Base Metal 1 6/2025 USD 95,463 (1,920)
LME Nickel Base Metal 1 6/2025 USD 95,321 (3,853)
LME Nickel Base Metal 1 6/2025 USD 95,439 (422)
LME Nickel Base Metal 1 6/2025 USD 95,366 (2,737)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 1 6/2025 USD $ 95,425 $ (2,012)
LME Nickel Base Metal 2 6/2025 USD 191,016 (989)
LME Nickel Base Metal 4 6/2025 USD 381,065 (19,444)
LME Nickel Base Metal 7 6/2025 USD 666,960 (27,357)
LME Nickel Base Metal 13 6/2025 USD 1,239,362 (54,129)
LME Zinc Base Metal 1 6/2025 USD 71,346 (1,877)
LME Zinc Base Metal 1 6/2025 USD 71,345 (3,308)
LME Zinc Base Metal 2 6/2025 USD 142,550 (4,805)
LME Zinc Base Metal 2 6/2025 USD 142,563 (3,155)
LME Zinc Base Metal 3 6/2025 USD 213,734 (5,618)
LME Zinc Base Metal 22 6/2025 USD 1,569,711 (2,204)
MSCI EAFE Index 2 6/2025 USD 241,630 (8,023)
MSCI Emerging Markets Index 33 6/2025 USD 1,832,820 (55,798)
S&P 500 E-Mini Index 96 6/2025 USD 27,135,601 241,188
S&P/TSX 60 Index 11 6/2025 CAD 2,289,510 1,792
U.S. Treasury 10 Year Note 15 6/2025 USD 1,671,328 5,862
U.S. Treasury 2 Year Note 29 6/2025 USD 6,009,797 1,488
U.S. Treasury 5 Year Note 12 6/2025 USD 1,299,281 5,386
U.S. Treasury Long Bond 10 6/2025 USD 1,176,875 4,070
U.S. Treasury Ultra Bond 8 6/2025 USD 983,000 3,828
CBOE Volatility Index 2 7/2025 USD 41,203 2,788
Cocoa 2 7/2025 GBP 159,505 (1,191)
Rapeseed 1 7/2025 EUR 26,235 (99)
White Sugar 5 7/2025 USD 131,100 (833)
CBOE Volatility Index 2 8/2025 USD 41,098 1,509
3 Month Euro Euribor 17 9/2025 EUR 4,502,466 4
90-Day Australian Bank Bill 3 9/2025 AUD 1,857,966 (25)
90-Day New Zealand Bill 9 9/2025 NZD 5,069,500 457
3 Month CORRA 40 12/2025 CAD 6,790,591 13,706
3 Month Euro Euribor 21 12/2025 EUR 5,565,275 1,640
3 Month SARON 6 12/2025 CHF 1,693,879 435
3 Month SOFR 27 12/2025 USD 6,493,500 (2,790)
3 Month SONIA 7 12/2025 GBP 2,169,349 548
90-Day Australian Bank Bill 26 12/2025 AUD 16,106,700 2,068
90-Day New Zealand Bill 8 12/2025 NZD 4,506,553 359
ECX Emission 2 12/2025 EUR 147,014 (10,854)
UK Allowances Carbon Dioxide Emissions 2 12/2025 GBP 116,413 (708)
3 Month CORRA 33 3/2026 CAD 5,606,537 9,267
3 Month Euro Euribor 13 3/2026 EUR 3,445,346 1,142
3 Month SARON 7 3/2026 CHF 1,976,588 352
3 Month SOFR 35 3/2026 USD 8,434,125 792
3 Month SONIA 15 3/2026 GBP 4,653,449 (1,750)
90-Day Australian Bank Bill 67 3/2026 AUD 41,509,786 5,865
90-Day New Zealand Bill 7 3/2026 NZD 3,942,558 445
3 Month CORRA 22 6/2026 CAD 3,737,692 1,338
3 Month Euro Euribor 7 6/2026 EUR 1,854,713 2,216
3 Month SARON 7 6/2026 CHF 1,976,489 2,411
3 Month SOFR 39 6/2026 USD 9,409,725 5,660
3 Month SONIA 11 6/2026 GBP 3,414,660 (1,718)
90-Day Australian Bank Bill 15 6/2026 AUD 9,293,463 1,496
3 Month CORRA 12 9/2026 CAD 2,038,324 328
3 Month Euro Euribor 8 9/2026 EUR 2,118,483 3,084
3 Month SARON 3 9/2026 CHF 846,897 998
3 Month SOFR 21 9/2026 USD 5,070,188 4,588
3 Month SONIA 11 9/2026 GBP 3,415,548 1,818
3 Month Euro Euribor 7 12/2026 EUR 1,852,348 3,055
3 Month SOFR 8 12/2026 USD 1,931,900 1,637

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SONIA 1 12/2026 GBP $ 310,537 $ (101)
3 Month Euro Euribor 7 3/2027 EUR 1,850,929 2,351
3 Month SOFR 8 3/2027 USD 1,931,700 1,742
3 Month Euro Euribor 1 6/2027 EUR 264,216 (18)
3 Month SOFR 8 6/2027 USD 1,931,400 1,889
Total of long contracts 83,214
Short Contracts
CAC 40 10 Euro Index (3) 4/2025 EUR (253,138) 3,608
CBOE Volatility Index (4) 4/2025 USD (83,374) (6,750)
LME Aluminum Base Metal (1) 4/2025 USD (63,029) 1,181
LME Aluminum Base Metal (4) 4/2025 USD (251,783) (1,394)
LME Aluminum Base Metal (5) 4/2025 USD (315,238) 12,859
LME Aluminum Base Metal (7) 4/2025 USD (441,070) 15,599
LME Copper Base Metal (1) 4/2025 USD (241,511) (21,134)
LME Copper Base Metal (2) 4/2025 USD (483,849) (28,679)
LME Copper Base Metal (7) 4/2025 USD (1,693,340) (98,871)
LME Lead Base Metal (1) 4/2025 USD (49,734) (1,367)
LME Nickel Base Metal (1) 4/2025 USD (94,284) (1,789)
LME Nickel Base Metal (1) 4/2025 USD (94,378) 510
LME Nickel Base Metal (1) 4/2025 USD (94,394) 854
LME Nickel Base Metal (1) 4/2025 USD (94,268) (3,353)
LME Nickel Base Metal (1) 4/2025 USD (94,619) (2,221)
LME Nickel Base Metal (1) 4/2025 USD (94,300) (1,821)
LME Nickel Base Metal (1) 4/2025 USD (94,425) 1,452
LME Nickel Base Metal (2) 4/2025 USD (188,412) (8,083)
LME Nickel Base Metal (2) 4/2025 USD (189,270) (5,289)
LME Nickel Base Metal (2) 4/2025 USD (189,205) (451)
LME Zinc Base Metal (1) 4/2025 USD (70,961) 7
LME Zinc Base Metal (1) 4/2025 USD (71,039) 2,184
LME Zinc Base Metal (1) 4/2025 USD (71,074) (2,127)
LME Zinc Base Metal (1) 4/2025 USD (70,971) 458
LME Zinc Base Metal (1) 4/2025 USD (71,039) 759
LME Zinc Base Metal (3) 4/2025 USD (212,740) 4,298
LME Zinc Base Metal (8) 4/2025 USD (568,474) (2,642)
OMXS30 Index (11) 4/2025 SEK (270,902) 16,127
Canola (11) 5/2025 CAD (93,638) (4,994)
Cotton No. 2 (18) 5/2025 USD (601,470) 1,181
Fcoj-a (1) 5/2025 USD (36,533) 9,217
French Base Electricity (1) 5/2025 EUR (31,705) 462
KC HRW Wheat (15) 5/2025 USD (417,750) 27,085
LME Aluminum Base Metal (2) 5/2025 USD (126,471) 8,614
LME Aluminum Base Metal (2) 5/2025 USD (126,171) 6,624
LME Aluminum Base Metal (2) 5/2025 USD (126,185) 6,164
LME Aluminum Base Metal (2) 5/2025 USD (126,213) 4,584
LME Aluminum Base Metal (3) 5/2025 USD (189,707) 12,357
LME Copper Base Metal (1) 5/2025 USD (242,337) (5,214)
LME Copper Base Metal (1) 5/2025 USD (242,362) (4,939)
LME Copper Base Metal (2) 5/2025 USD (484,824) (10,479)
LME Copper Base Metal (2) 5/2025 USD (484,824) (10,279)
LME Copper Base Metal (3) 5/2025 USD (727,010) (25,118)
LME Lead Base Metal (1) 5/2025 USD (49,920) (231)
LME Lead Base Metal (1) 5/2025 USD (49,929) 313
LME Lead Base Metal (1) 5/2025 USD (50,101) (316)
LME Nickel Base Metal (1) 5/2025 USD (94,667) (4,113)
LME Nickel Base Metal (1) 5/2025 USD (94,748) 157
LME Nickel Base Metal (1) 5/2025 USD (94,732) (3,933)
LME Nickel Base Metal (1) 5/2025 USD (94,904) (2,804)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 5/2025 USD $ (95,004) $ (3,055)
LME Nickel Base Metal (2) 5/2025 USD (189,844) (3,710)
LME Nickel Base Metal (2) 5/2025 USD (189,899) (3,382)
LME Zinc Base Metal (1) 5/2025 USD (71,118) (2,445)
LME Zinc Base Metal (1) 5/2025 USD (71,254) (757)
LME Zinc Base Metal (1) 5/2025 USD (71,220) (785)
LME Zinc Base Metal (3) 5/2025 USD (213,529) (3,053)
LME Zinc Base Metal (3) 5/2025 USD (213,660) 4,000
LME Zinc Base Metal (3) 5/2025 USD (213,660) 2,546
Milling Wheat No. 2 (15) 5/2025 EUR (178,617) 11,352
Red Wheat (6) 5/2025 USD (177,600) 8,696
Silver (1) 5/2025 USD (173,055) (3,083)
Soybean (67) 5/2025 USD (3,399,413) 136,470
Soybean Meal (21) 5/2025 USD (614,670) 17,476
Soybean Oil (10) 5/2025 USD (269,340) 2,938
100 oz Gold (2) 6/2025 USD (630,060) (9,366)
DJIA CBOT E-Mini Index (3) 6/2025 USD (633,885) 1,967
Euro-Bobl (2) 6/2025 EUR (254,646) (1,613)
Euro-Bund (3) 6/2025 EUR (417,717) (82)
Euro-Buxl (3) 6/2025 EUR (386,348) (1,393)
Euro-Schatz (7) 6/2025 EUR (809,402) (1,214)
FTSE 100 Index (1) 6/2025 GBP (110,987) (160)
Japan 10 Year Bond (10) 6/2025 JPY (9,219,948) (40,954)
Lean Hogs (4) 6/2025 USD (152,440) 3,696
LME Aluminum Base Metal (1) 6/2025 USD (63,287) 1,999
LME Aluminum Base Metal (1) 6/2025 USD (63,275) 2,075
LME Aluminum Base Metal (1) 6/2025 USD (63,261) 4,077
LME Aluminum Base Metal (2) 6/2025 USD (126,535) 4,761
LME Aluminum Base Metal (2) 6/2025 USD (126,650) 276
LME Aluminum Base Metal (4) 6/2025 USD (252,950) 12,356
LME Aluminum Base Metal (5) 6/2025 USD (316,381) 22,717
LME Aluminum Base Metal (6) 6/2025 USD (379,596) 22,952
LME Aluminum Base Metal (24) 6/2025 USD (1,518,186) 78,215
LME Copper Base Metal (1) 6/2025 USD (242,664) 2,966
LME Copper Base Metal (1) 6/2025 USD (242,750) (115)
LME Copper Base Metal (1) 6/2025 USD (242,683) 5,940
LME Copper Base Metal (1) 6/2025 USD (242,508) 6,740
LME Copper Base Metal (2) 6/2025 USD (485,036) (3,391)
LME Copper Base Metal (4) 6/2025 USD (970,255) 5,849
LME Copper Base Metal (6) 6/2025 USD (1,456,095) 10,079
LME Lead Base Metal (1) 6/2025 USD (50,198) 712
LME Lead Base Metal (4) 6/2025 USD (200,993) (754)
LME Nickel Base Metal (1) 6/2025 USD (95,463) 1,658
LME Nickel Base Metal (1) 6/2025 USD (95,321) 4,247
LME Nickel Base Metal (1) 6/2025 USD (95,425) 1,264
LME Nickel Base Metal (1) 6/2025 USD (95,366) 2,596
LME Nickel Base Metal (1) 6/2025 USD (95,439) 1,088
LME Nickel Base Metal (2) 6/2025 USD (191,016) 717
LME Nickel Base Metal (4) 6/2025 USD (381,065) 20,684
LME Nickel Base Metal (7) 6/2025 USD (666,960) 26,502
LME Nickel Base Metal (18) 6/2025 USD (1,716,040) 498
LME Zinc Base Metal (1) 6/2025 USD (71,345) 3,027
LME Zinc Base Metal (1) 6/2025 USD (71,346) 1,277
LME Zinc Base Metal (2) 6/2025 USD (142,563) 3,032
LME Zinc Base Metal (2) 6/2025 USD (142,550) 4,915
LME Zinc Base Metal (3) 6/2025 USD (213,734) 6,083
LME Zinc Base Metal (4) 6/2025 USD (285,402) 10,031

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Long Gilt (6) 6/2025 GBP $ (710,178) $ 7,526
Nikkei 225 Index (10) 6/2025 JPY (2,377,492) 79,385
Palladium (2) 6/2025 USD (200,140) (18,014)
Russell 2000 E-Mini Index (3) 6/2025 USD (304,065) (2,142)
S&P Midcap 400 E-Mini Index (2) 6/2025 USD (587,720) 6,964
SPI 200 Index (1) 6/2025 AUD (123,049) 1,959
TOPIX Index (7) 6/2025 JPY (1,242,350) 7,832
Aluminum (1) 7/2025 USD (62,194) 4,874
Platinum (20) 7/2025 USD (1,027,500) (29,721)
Milling Wheat No. 2 (2) 9/2025 EUR (23,599) (24)
3 Month SONIA (2) 6/2027 GBP (620,944) (303)
3 Month SOFR (7) 9/2027 USD (1,689,450) (1,997)
3 Month SONIA (5) 9/2027 GBP (1,552,118) (957)
Total of short contracts 312,807
Net unrealized appreciation $ 396,021
Forward foreign currency exchange contracts outstanding as of March 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 210,750 USD 131,184 CITI 6/18/2025 $ 587
AUD 210,750 USD 131,184 JPMC 6/18/2025 588
BRL 3,483,375 USD 592,880 CITI
**
6/18/2025 7,576
BRL 3,483,375 USD 592,877 JPMC
**
6/18/2025 7,579
CAD 923,501 USD 643,922 CITI 6/18/2025 309
CAD 923,499 USD 643,917 JPMC 6/18/2025 312
CHF 220,750 USD 249,359 CITI 6/18/2025 2,473
CHF 220,748 USD 249,355 JPMC 6/18/2025 2,474
CLP 154,814,815 USD 162,303 CITI
**
6/18/2025 646
CLP 154,814,815 USD 162,302 JPMC
**
6/18/2025 646
CZK 29,407,387 USD 1,237,922 CITI 6/18/2025 38,265
CZK 29,407,387 USD 1,237,916 JPMC 6/18/2025 38,271
DKK 91,500 USD 12,939 CITI 6/18/2025 390
DKK 91,500 USD 12,939 JPMC 6/18/2025 390
EUR 1,756,000 USD 1,903,915 CITI 6/18/2025 3,165
EUR 1,756,000 USD 1,903,906 JPMC 6/18/2025 3,174
GBP 1,983,500 USD 2,519,742 CITI 6/18/2025 42,258
GBP 1,983,500 USD 2,519,729 JPMC 6/18/2025 42,271
HUF 425,000,000 USD 1,109,139 CITI 6/18/2025 27,135
HUF 425,000,000 USD 1,109,133 JPMC 6/18/2025 27,141
INR 70,000,000 USD 799,910 CITI
**
6/18/2025 14,396
INR 70,000,000 USD 799,906 JPMC
**
6/18/2025 14,400
NOK 18,471,751 USD 1,714,873 CITI 6/18/2025 40,841
NOK 18,471,751 USD 1,714,865 JPMC 6/18/2025 40,849
PEN 948,665 USD 256,824 CITI
**
6/18/2025 894
PEN 948,665 USD 256,823 JPMC
**
6/18/2025 896
PHP 25,000,000 USD 434,871 CITI
**
6/18/2025 957
PHP 25,000,000 USD 434,869 JPMC
**
6/18/2025 959
PLN 2,537,500 USD 642,260 CITI 6/18/2025 10,985
PLN 2,537,500 USD 642,256 JPMC 6/18/2025 10,988
SEK 15,000,000 USD 1,471,510 CITI 6/18/2025 27,660
SEK 15,000,000 USD 1,471,503 JPMC 6/18/2025 27,667
SGD 119,994 USD 89,445 CITI 6/18/2025 230

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 119,994 USD 89,444 JPMC 6/18/2025 $ 230
USD 3,826,490 AUD 6,075,875 CITI 6/18/2025 27,540
USD 3,826,509 AUD 6,075,875 JPMC 6/18/2025 27,559
USD 513,175 CAD 733,000 CITI 6/18/2025 1,837
USD 513,177 CAD 733,000 JPMC 6/18/2025 1,840
USD 348,191 CHF 303,384 CITI 6/18/2025 2,091
USD 348,194 CHF 303,385 JPMC 6/18/2025 2,093
USD 1,224,088 CNY 8,822,565 CITI
**
6/18/2025 3,347
USD 1,224,094 CNY 8,822,565 JPMC
**
6/18/2025 3,353
USD 807,278 CZK 18,500,000 CITI 6/18/2025 4,437
USD 807,282 CZK 18,500,000 JPMC 6/18/2025 4,441
USD 4,112,826 EUR 3,769,500 CITI 6/18/2025 19,012
USD 4,112,846 EUR 3,769,500 JPMC 6/18/2025 19,032
USD 603,829 GBP 467,000 CITI 6/18/2025 626
USD 603,832 GBP 467,000 JPMC 6/18/2025 629
USD 165,312 HKD 1,283,000 CITI 6/18/2025 135
USD 165,313 HKD 1,283,000 JPMC 6/18/2025 136
USD 425,470 IDR 7,000,000,000 CITI
**
6/18/2025 6,849
USD 425,472 IDR 7,000,000,000 JPMC
**
6/18/2025 6,851
USD 500,111 ILS 1,813,000 CITI 6/18/2025 11,624
USD 500,114 ILS 1,813,000 JPMC 6/18/2025 11,627
USD 1,191,462 JPY 175,000,000 CITI 6/18/2025 14,521
USD 1,191,468 JPY 175,000,000 JPMC 6/18/2025 14,527
USD 2,465,742 KRW 3,550,000,000 CITI
**
6/18/2025 47,514
USD 2,465,754 KRW 3,550,000,000 JPMC
**
6/18/2025 47,526
USD 326,906 MXN 6,750,000 CITI 6/18/2025 464
USD 326,907 MXN 6,750,000 JPMC 6/18/2025 465
USD 4,879,512 NZD 8,501,166 CITI 6/18/2025 43,684
USD 4,879,536 NZD 8,501,166 JPMC 6/18/2025 43,709
USD 14,953 PEN 55,000 CITI
**
6/18/2025 12
USD 14,953 PEN 55,000 JPMC
**
6/18/2025 12
USD 781,836 SGD 1,039,500 CITI 6/18/2025 4,992
USD 781,839 SGD 1,039,500 JPMC 6/18/2025 4,996
USD 425,156 THB 14,212,501 CITI 6/18/2025 3,904
USD 425,158 THB 14,212,501 JPMC 6/18/2025 3,906
USD 1,275,451 TWD 41,666,666 CITI
**
6/18/2025 15,735
USD 1,275,894 TWD 41,666,666 JPMC
**
6/18/2025 16,177
USD 219,013 ZAR 4,000,000 CITI 6/18/2025 2,213
USD 219,014 ZAR 4,000,000 JPMC 6/18/2025 2,214
ZAR 68,062,500 USD 3,662,940 CITI 6/18/2025 26,034
ZAR 68,062,500 USD 3,662,921 JPMC 6/18/2025 26,053
Total unrealized appreciation 911,319
AUD 351,250 USD 221,503 CITI 6/18/2025 (1,882)
AUD 351,250 USD 221,502 JPMC 6/18/2025 (1,882)
CAD 931,500 USD 654,188 CITI 6/18/2025 (4,378)
CAD 931,500 USD 654,185 JPMC 6/18/2025 (4,375)
CHF 731,751 USD 839,075 CITI 6/18/2025 (4,293)
CHF 731,751 USD 839,070 JPMC 6/18/2025 (4,289)
CLP 738,518,517 USD 789,443 CITI
**
6/18/2025 (12,122)
CLP 738,518,517 USD 789,439 JPMC
**
6/18/2025 (12,120)
CNY 6,878,000 USD 955,133 CITI
**
6/18/2025 (3,453)
CNY 6,878,000 USD 955,128 JPMC
**
6/18/2025 (3,449)
COP 2,350,000,000 USD 563,747 CITI
**
6/18/2025 (7,687)
COP 2,350,000,000 USD 563,745 JPMC
**
6/18/2025 (7,686)
CZK 27,967,613 USD 1,216,313 CITI 6/18/2025 (2,608)
CZK 27,967,613 USD 1,216,306 JPMC 6/18/2025 (2,602)
EUR 539,000 USD 585,702 CITI 6/18/2025 (328)
EUR 539,000 USD 585,699 JPMC 6/18/2025 (325)

AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 306,000 USD 396,204 CITI 6/18/2025 $ (957)
GBP 306,000 USD 396,202 JPMC 6/18/2025 (955)
HUF 50,000,000 USD 135,232 CITI 6/18/2025 (1,552)
HUF 50,000,000 USD 135,231 JPMC 6/18/2025 (1,552)
IDR 3,500,000,000 USD 210,817 CITI
**
6/18/2025 (1,507)
IDR 3,500,000,000 USD 210,816 JPMC
**
6/18/2025 (1,506)
ILS 3,334,000 USD 932,086 CITI 6/18/2025 (33,788)
ILS 3,334,000 USD 932,081 JPMC 6/18/2025 (33,783)
JPY 1,369,913,750 USD 9,294,277 CITI 6/18/2025 (81,092)
JPY 1,369,913,750 USD 9,294,230 JPMC 6/18/2025 (81,044)
KRW 1,500,000,000 USD 1,038,605 CITI
**
6/18/2025 (16,818)
KRW 1,500,000,000 USD 1,038,600 JPMC
**
6/18/2025 (16,812)
MXN 17,000,000 USD 832,498 CITI 6/18/2025 (10,349)
MXN 17,000,000 USD 832,494 JPMC 6/18/2025 (10,343)
NOK 9,500,000 USD 904,422 CITI 6/18/2025 (1,461)
NOK 9,500,000 USD 904,417 JPMC 6/18/2025 (1,455)
NZD 8,727,500 USD 5,019,032 CITI 6/18/2025 (54,457)
NZD 8,727,500 USD 5,019,007 JPMC 6/18/2025 (54,431)
PEN 934,835 USD 255,278 CITI
**
6/18/2025 (1,317)
PEN 934,835 USD 255,277 JPMC
**
6/18/2025 (1,315)
PHP 5,000,000 USD 87,303 CITI
**
6/18/2025 (138)
PHP 5,000,000 USD 87,303 JPMC
**
6/18/2025 (137)
PLN 2,518,000 USD 650,302 CITI 6/18/2025 (2,077)
PLN 2,518,000 USD 650,298 JPMC 6/18/2025 (2,074)
SEK 6,000,000 USD 601,254 CITI 6/18/2025 (1,586)
SEK 6,000,000 USD 601,251 JPMC 6/18/2025 (1,582)
SGD 1,226,484 USD 921,578 CITI 6/18/2025 (4,997)
SGD 1,226,484 USD 921,573 JPMC 6/18/2025 (4,994)
TWD 19,000,000 USD 582,043 CITI
**
6/18/2025 (7,612)
TWD 19,000,000 USD 582,040 JPMC
**
6/18/2025 (7,611)
USD 631,685 AUD 1,017,125 CITI 6/18/2025 (4,274)
USD 631,688 AUD 1,017,125 JPMC 6/18/2025 (4,271)
USD 199,571 BRL 1,167,500 CITI
**
6/18/2025 (1,680)
USD 199,572 BRL 1,167,500 JPMC
**
6/18/2025 (1,679)
USD 3,660,610 CAD 5,254,563 CITI 6/18/2025 (4,950)
USD 3,660,627 CAD 5,254,561 JPMC 6/18/2025 (4,932)
USD 424,636 CHF 376,117 CITI 6/18/2025 (4,439)
USD 424,634 CHF 376,114 JPMC 6/18/2025 (4,437)
USD 398,557 CNY 2,887,935 CITI
**
6/18/2025 (1,034)
USD 398,559 CNY 2,887,935 JPMC
**
6/18/2025 (1,032)
USD 4,538,455 EUR 4,267,500 CITI 6/18/2025 (96,205)
USD 4,538,478 EUR 4,267,500 JPMC 6/18/2025 (96,183)
USD 489,188 GBP 379,500 CITI 6/18/2025 (995)
USD 489,191 GBP 379,500 JPMC 6/18/2025 (993)
USD 3,156,257 INR 276,698,996 CITI
**
6/18/2025 (62,567)
USD 3,156,273 INR 276,698,996 JPMC
**
6/18/2025 (62,551)
USD 570,468 JPY 85,000,000 CITI 6/18/2025 (1,189)
USD 570,471 JPY 85,000,000 JPMC 6/18/2025 (1,186)
USD 1,071,071 MXN 22,250,000 CITI 6/18/2025 (4,979)
USD 1,071,076 MXN 22,250,000 JPMC 6/18/2025 (4,973)
USD 1,762,336 NZD 3,126,334 CITI 6/18/2025 (16,057)
USD 1,762,345 NZD 3,126,334 JPMC 6/18/2025 (16,048)
USD 86,192 PHP 5,000,000 CITI
**
6/18/2025 (973)
USD 86,193 PHP 5,000,000 JPMC
**
6/18/2025 (973)
USD 92,325 PLN 368,142 CITI 6/18/2025 (2,448)
USD 92,326 PLN 368,142 JPMC 6/18/2025 (2,447)
USD 203,785 SEK 2,098,750 CITI 6/18/2025 (5,974)
USD 203,786 SEK 2,098,750 JPMC 6/18/2025 (5,973)

Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2025

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 188,790 THB 6,404,167 CITI 6/18/2025 $ (1,026)
USD 188,791 THB 6,404,167 JPMC 6/18/2025 (1,025)
USD 784,286 ZAR 14,500,000 CITI 6/18/2025 (1,612)
USD 784,290 ZAR 14,500,000 JPMC 6/18/2025 (1,608)
ZAR 30,500,000 USD 1,665,183 CITI 6/18/2025 (12,090)
ZAR 30,500,000 USD 1,665,175 JPMC 6/18/2025 (12,080)
Total unrealized depreciation (957,664)
Net unrealized depreciation $ (46,345)
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of March 31, 2025:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HIBOR
plus or minus a specified
spread (-0.90%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity
07/27/2026
$421 $15 $– $15

Schedule of Investments
AQR Funds | N-PORT Part F | March 2025
March 31, 2025 (Unaudited)
See notes to Schedule of Investments.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PEN - Peruvian Nuevo sol
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BNPP - BNP Paribas SA
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
MLIN - Merrill Lynch International
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | N-PORT Part F | March 2025
See notes to Schedule of Investments.
March 31, 2025 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.32%
Australian Bank-Bill Reference Rate (“BBR”): 4.10%
Australian Overnight Indexed Swap Rate (“AOISR”): 4.09%
Brazilian Interbank Certificate of Deposit (“CDI”): 14.15%
Canadian Overnight Repo Rate Average (“CORRA”): 2.77%
Denmark Tomorrow/Next : 2.27%
Euro Short-Term Rate (“ESTR”): 2.42%
Federal Funds Floating Rate: 4.33%
Hong Kong Interbank Offered Rate (“HIBOR”): 3.73%
Hong Kong Overnight Index Average (“HONIX”): 3.72%
Johannesburg Interbank Agreed Rate (“JIBAR”): 7.46%
Mexico Equilibrium Interbank Interest Rate (“TIIE”): 9.27%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 9.05%
Overnight Bank Funding Rate (“OBFR”): 4.33%
Singapore Overnight Rate Average (“SORA”): 2.14%
South African Overnight Index (“ZARONIA”): 7.36%
Sterling Overnight Index Average (“SONIA”): 4.46%
Swiss Average Rate Overnight (“SARON”): 0.21%
Tel Aviv Interbank Offer Rate (“TELBOR”): 4.51%
Tokyo Overnight Average Rate (“TONAR”): 0.48%
Warsaw Interbank Offered Rate (“WIBOR”): 5.75%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2025
March 31, 2025 (Unaudited)
The Consolidated Schedules of Investments of the AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy
Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia Alternative
Fund and AQR Trend Total Return Fund (collectively, the “Consolidated Funds”) include the accounts of AQR Alternative Risk Premia Offshore Fund Ltd.,
AQR Macro Opportunities Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund
Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund
Ltd. and AQR Trend Total Return Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (collectively, the “Subsidiaries”).
Subsequent references to the Funds collectively refer to the Consolidated Funds and their Subsidiaries.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 280,293,094 $ 194,383,607 $ 369,725 $ 475,046,426
Preferred Stocks
†
................................ – 140,197 – 140,197
Warrants
†
...................................... – – –
(a)
–
(a)
Investment Companies ........................... 153,120,378 – – 153,120,378
U.S. Treasury Obligations ......................... – 28,776,211 – 28,776,211
Interest Rate Swap Contracts* ...................... – 2,177,690 – 2,177,690
Total Return Swap Contracts* ....................... – 433,365 – 433,365
Futures Contracts* ............................... 6,874,531 – – 6,874,531
Forward Foreign Currency Exchange Contracts* ........ – 5,592,715 – 5,592,715
Total Assets $ 440,288,003 $ 231,503,785 $ 369,725 $ 672,161,513

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2025
March 31, 2025 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (253,204,256) $ (171,802,952) $ – $ (425,007,208)
Preferred Stocks (Sold Short)
†
...................... – (2,174,054) – (2,174,054)
Rights (Sold Short)
†
.............................. (28,551) – –
(a)
(28,551)
Warrants (Sold Short)
†
............................ (6,323) – – (6,323)
Interest Rate Swap Contracts* ...................... – (890,068) – (890,068)
Total Return Swap Contracts* ....................... – (1,078,819) – (1,078,819)
Futures Contracts* ............................... (9,139,562) – – (9,139,562)
Forward Foreign Currency Exchange Contracts* ........ – (4,605,453) – (4,605,453)
Total Liabilities $ (262,378,692) $ (180,551,346) $ –
(a)
$ (442,930,038)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 210,753,300 $ 2,726,020 $ 83,277 $ 213,562,597
Convertible Preferred Stocks ....................... – 43,332,962 – 43,332,962
Closed-End Funds ............................... 27,762,152 – – 27,762,152
Corporate Bonds ................................ – 137,554,644 125,629 137,680,273
Convertible Bonds ............................... – 767,432,511 – 767,432,511
Rights ........................................ 683,827 616,135 120,199 1,420,161
Warrants ...................................... 1,872,053 312,752 570,727 2,755,532
Securities in Litigation ............................ – – –
(a)
–
(a)
Units ......................................... 23,050,315 7,926,376 1,075,231 32,051,922
Investment Companies ........................... 554,331,610 – – 554,331,610
U.S. Treasury Obligations ......................... – 460,040,240 – 460,040,240
Options Purchased .............................. 547,468 – – 547,468
Total Return Swap Contracts* ....................... – –
(a)
– –
(a)
Forward Foreign Currency Exchange Contracts* ........ – 258,003 – 258,003
Total Return Basket Swap Contracts* ................. – 3,144,222 – 3,144,222
Total Assets $ 819,000,725 $ 1,423,343,865 $ 1,975,063 $ 2,244,319,653
LIABILITIES
Common Stocks (Sold Short) ...................... $ (445,819,011) $ (10,229,643) $ –
(a)
$ (456,048,654)
Corporate Bonds (Sold Short) ...................... – (30,787,278) – (30,787,278)
Convertible Bonds (Sold Short) ..................... – (45,179,565) – (45,179,565)
Credit Default Swap Contracts* ..................... – (524,290) – (524,290)
Written Options (Sold Short) ........................ (419,840) – – (419,840)
Futures Contracts* ............................... (686,877) – – (686,877)
Forward Foreign Currency Exchange Contracts* ........ – (121,453) – (121,453)
Total Return Basket Swap Contracts* ................. – (5,191,543) – (5,191,543)
Total Liabilities $ (446,925,728) $ (92,033,772) $ –
(a)
$ (538,959,500)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 2,932,724,576 $ – $ – $ 2,932,724,576
Total Assets $ 2,932,724,576 $ – $ – $ 2,932,724,576
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 1,739,284,347 $ 1,080,667,897 $ 1,462,842 $ 2,821,415,086
Preferred Stocks
†
................................ – 2,639,626 – 2,639,626
Investment Companies ........................... 909,750,977 – – 909,750,977
U.S. Treasury Obligations ......................... – 397,867,629 – 397,867,629
Forward Foreign Currency Exchange Contracts* ........ – 335,065 – 335,065
Total Return Basket Swap Contracts* ................. – – –
(a)
–
(a)
Total Assets $ 2,649,035,324 $ 1,481,510,217 $ 1,462,842 $ 4,132,008,383

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2025
March 31, 2025 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (1,659,522,563) $ (987,788,781) $ – $ (2,647,311,344)
Preferred Stocks (Sold Short)
†
...................... – (11,286,474) – (11,286,474)
Rights (Sold Short)
†
.............................. (63,810) – –
(a)
(63,810)
Forward Foreign Currency Exchange Contracts* ........ – (2,798,142) – (2,798,142)
Total Return Basket Swap Contracts* ................. – (9) – (9)
Total Liabilities $ (1,659,586,373) $ (1,001,873,406) $ –
(a)
$ (2,661,459,779)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 4,268,923,621 $ 2,526,382,374 $ 2,744,971 $ 6,798,050,966
Investment Companies ........................... 1,001,733,526 – – 1,001,733,526
U.S. Treasury Obligations ......................... – 1,770,379,868 – 1,770,379,868
Total Return Swap Contracts* ....................... – 702,889 – 702,889
Futures Contracts* ............................... 9,311,140 – – 9,311,140
Forward Foreign Currency Exchange Contracts* ........ – 6,416,514 – 6,416,514
Total Return Basket Swap Contracts* ................. – – –
(a)
–
(a)
Total Assets $ 5,279,968,287 $ 4,303,881,645 $ 2,744,971 $ 9,586,594,903
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (4,048,946,807) $ (2,280,074,561) $ – $ (6,329,021,368)
Preferred Stocks (Sold Short)
†
...................... – (27,740,701) – (27,740,701)
Rights (Sold Short)
†
.............................. (163,450) – – (163,450)
Total Return Swap Contracts* ....................... – (2,452,289) – (2,452,289)
Futures Contracts* ............................... (2,707,912) – – (2,707,912)
Forward Foreign Currency Exchange Contracts* ........ – (5,443,827) – (5,443,827)
Total Return Basket Swap Contracts* ................. – – (401,020) (401,020)
Total Liabilities $ (4,051,818,169) $ (2,315,711,378) $ (401,020) $ (6,367,930,567)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 13,412,917 $ – $ – $ 13,412,917
Investment Companies ........................... 180,763,110 – – 180,763,110
U.S. Treasury Obligations ......................... – 138,525,631 – 138,525,631
Credit Default Swap Contracts* ..................... – 1,456,833 – 1,456,833
Interest Rate Swap Contracts* ...................... – 26,633,506 – 26,633,506
Total Return Swap Contracts* ....................... – 434,827 – 434,827
Futures Contracts* ............................... 14,909,855 – – 14,909,855
Forward Foreign Currency Exchange Contracts* ........ – 9,982,817 – 9,982,817
Total Assets $ 209,085,882 $ 177,033,614 $ – $ 386,119,496
LIABILITIES
Reverse Repurchase Agreements ................... $ – $ (17,169,772) $ – $ (17,169,772)
Credit Default Swap Contracts* ..................... – (605,106) – (605,106)
Interest Rate Swap Contracts* ...................... – (9,105,626) – (9,105,626)
Total Return Swap Contracts* ....................... – (1,700,938) – (1,700,938)
Futures Contracts* ............................... (13,653,202) – – (13,653,202)
Forward Foreign Currency Exchange Contracts* ........ – (11,183,281) – (11,183,281)
Total Liabilities $ (13,653,202) $ (39,764,723) $ – $ (53,417,925)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 875,843,571 $ 494,168,610 $ 528,830 $ 1,370,541,011
Preferred Stocks ................................ – 537,741 – 537,741
Investment Companies ........................... 562,562,046 – – 562,562,046
U.S. Treasury Obligations ......................... – 997,240,746 – 997,240,746
Credit Default Swap Contracts* ..................... – 2,324,977 – 2,324,977
Interest Rate Swap Contracts* ...................... – 13,728,736 – 13,728,736
Total Return Swap Contracts* ....................... – 113,235 – 113,235
Futures Contracts* ............................... 44,672,362 – – 44,672,362
Forward Foreign Currency Exchange Contracts* ........ – 25,535,900 – 25,535,900
Total Assets $ 1,483,077,979 $ 1,533,649,945 $ 528,830 $ 3,017,256,754

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2025
March 31, 2025 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Common Stocks (Sold Short) ...................... $ (782,981,603) $ (449,797,261) $ – $ (1,232,778,864)
Preferred Stocks (Sold Short) ...................... – (6,538,833) – (6,538,833)
Rights (Sold Short) .............................. (54,297) – – (54,297)
Credit Default Swap Contracts* ..................... – (716,749) – (716,749)
Interest Rate Swap Contracts* ...................... – (11,029,418) – (11,029,418)
Total Return Swap Contracts* ....................... – (4,368,355) – (4,368,355)
Futures Contracts* ............................... (38,487,949) – – (38,487,949)
Forward Foreign Currency Exchange Contracts* ........ – (28,471,275) – (28,471,275)
Total Liabilities $ (821,523,849) $ (500,921,891) $ – $ (1,322,445,740)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 388,548,207 $ 208,105,342 $ 287,978 $ 596,941,527
Investment Companies ........................... 168,919,475 – – 168,919,475
U.S. Treasury Obligations ......................... – 274,485,643 – 274,485,643
Credit Default Swap Contracts* ..................... – 1,097,898 – 1,097,898
Interest Rate Swap Contracts* ...................... – 6,234,834 – 6,234,834
Total Return Swap Contracts* ....................... – 52,803 – 52,803
Futures Contracts* ............................... 18,671,927 – – 18,671,927
Forward Foreign Currency Exchange Contracts* ........ – 9,877,701 – 9,877,701
Total Return Basket Swap Contracts* ................. – – –
(a)
–
Total Assets $ 576,139,609 $ 499,854,221 $ 287,978 $ 1,076,281,808
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (367,236,834) $ (213,740,604) $ – $ (580,977,438)
Preferred Stocks (Sold Short)
†
...................... – (2,291,350) – (2,291,350)
Rights (Sold Short)
†
.............................. (18,432) – – (18,432)
Credit Default Swap Contracts* ..................... – (334,224) – (334,224)
Interest Rate Swap Contracts* ...................... – (5,213,151) – (5,213,151)
Total Return Swap Contracts* ....................... – (1,992,158) – (1,992,158)
Futures Contracts* ............................... (15,814,443) – – (15,814,443)
Forward Foreign Currency Exchange Contracts* ........ – (11,170,373) – (11,170,373)
Total Return Basket Swap Contracts* ................. – – (15,059) (15,059)
Total Liabilities $ (383,069,709) $ (234,741,860) $ (15,059) $ (617,826,628)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 405,504,608 $ 140,164,122 $ 776,428 $ 546,445,158
Preferred Stocks
†
................................ – 387,337 – 387,337
Foreign Government Securities ..................... – 104,223,242 – 104,223,242
Investment Companies ........................... 202,443,598 – – 202,443,598
U.S. Treasury Obligations ......................... – 256,230,593 – 256,230,593
Total Return Swap Contracts* ....................... – 1,039,286 – 1,039,286
Futures Contracts* ............................... 17,831,442 – – 17,831,442
Forward Foreign Currency Exchange Contracts* ........ – 10,950,182 – 10,950,182
Total Assets $ 625,779,648 $ 512,994,762 $ 776,428 $ 1,139,550,838
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (95,575,531) $ (29,508,564) $ –
(a)
$ (125,084,095)
Preferred Stocks (Sold Short)
†
...................... – (575,695) – (575,695)
Warrants (Sold Short)
†
............................ – – –
(a)
–
(a)
Total Return Swap Contracts* ....................... – (1,026,042) – (1,026,042)
Futures Contracts* ............................... (14,057,143) – – (14,057,143)
Forward Foreign Currency Exchange Contracts* ........ – (12,643,495) – (12,643,495)
Total Liabilities $ (109,632,674) $ (43,753,796) $ –
(a)
$ (153,386,470)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2025
March 31, 2025 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 353,752,177 $ – $ – $ 353,752,177
U.S. Treasury Obligations ......................... – 331,534,567 – 331,534,567
Futures Contracts* ............................... 39,463,833 – – 39,463,833
Total Assets $ 393,216,010 $ 331,534,567 $ – $ 724,750,577
LIABILITIES
Futures Contracts* ............................... $ (22,354,141) $ – $ – $ (22,354,141)
Total Liabilities $ (22,354,141) $ – $ – $ (22,354,141)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 1,649,852,418 $ 1,143,799,074 $ 1,870,769 $ 2,795,522,261
Preferred Stocks
†
................................ 1,590,913 1,296,308 – 2,887,221
Investment Companies ........................... 504,649,307 – – 504,649,307
U.S. Treasury Obligations ......................... – 329,451,668 – 329,451,668
Interest Rate Swap Contracts* ...................... – 16,930,699 – 16,930,699
Total Return Swap Contracts* ....................... – 5,695,465 – 5,695,465
Futures Contracts* ............................... 31,230,477 – – 31,230,477
Forward Foreign Currency Exchange Contracts* ........ – 36,497,740 – 36,497,740
Total Return Basket Swap Contracts* ................. – 2,508,607 –
(a)
2,508,607
Total Assets $ 2,187,323,115 $ 1,536,179,561 $ 1,870,769 $ 3,725,373,445
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (1,477,269,122) $ (998,858,979) $ – $ (2,476,128,101)
Preferred Stocks (Sold Short)
†
...................... – (13,041,014) – (13,041,014)
Rights (Sold Short)
†
.............................. (82,233) – –
(a)
(82,233)
Interest Rate Swap Contracts* ...................... – (6,867,619) – (6,867,619)
Total Return Swap Contracts* ....................... – (8,847,313) – (8,847,313)
Futures Contracts* ............................... (53,357,400) – – (53,357,400)
Forward Foreign Currency Exchange Contracts* ........ – (25,964,923) – (25,964,923)
Total Return Basket Swap Contracts* ................. – (452,452) (10) (452,462)
Total Liabilities $ (1,530,708,755) $ (1,054,032,300) $ (10) $ (2,584,741,065)
AQR TREND TOTAL RETURN FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 31,734,981 $ 18,588,066 $ 49,365 $ 50,372,412
Investment Companies ........................... 41,297,504 – – 41,297,504
U.S. Treasury Obligations ......................... – 115,906 – 115,906
Credit Default Swap Contracts* ..................... – 70,610 – 70,610
Interest Rate Swap Contracts* ...................... – 423,338 – 423,338
Total Return Swap Contracts* ....................... – 4,800 – 4,800
Futures Contracts* ............................... 1,714,961 – – 1,714,961
Forward Foreign Currency Exchange Contracts* ........ – 911,319 – 911,319
Total Return Basket Swap Contracts* ................. – 15 – 15
Total Assets $ 74,747,446 $ 20,114,054 $ 49,365 $ 94,910,865
LIABILITIES
Common Stocks (Sold Short) ...................... $ (28,788,690) $ (17,226,175) $ – $ (46,014,865)
Preferred Stocks (Sold Short) ...................... – (239,826) – (239,826)
Rights (Sold Short) .............................. (2,966) – –
(a)
(2,966)
Credit Default Swap Contracts* ..................... – (23,071) – (23,071)
Interest Rate Swap Contracts* ...................... – (351,763) – (351,763)
Total Return Swap Contracts* ....................... – (128,199) – (128,199)
Futures Contracts* ............................... (1,318,940) – – (1,318,940)
Forward Foreign Currency Exchange Contracts* ........ – (957,664) – (957,664)
Total Liabilities $ (30,110,596) $ (18,926,698) $ –
(a)
$ (49,037,294)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation (depreciation) of the instrument on the Funds’ Schedules of Investments. Credit default swaps, interest rate swaps and total return basket swap contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2025
March 31, 2025 (Unaudited)
Transfers to or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity
Market Neutral Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset
Fund, AQR Style Premia Alternative Fund and AQR Trend Total Return Fund are considered quantitatively insignificant for additional disclosure.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.